UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/22

Item 1.   Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2022

Franklin Emerging Market Core Dividend Tilt Index ETF
Formerly, Franklin LibertyQ Emerging Markets ETF
Franklin International Core Dividend Tilt Index ETF
Formerly, Franklin LibertyQ International Equity Hedged ETF
Franklin U.S. Core Dividend Tilt Index ETF
Formerly, Franklin LibertyQ Global Dividend ETF

Franklin U.S. Large Cap Multifactor Index ETF
Formerly, Franklin LibertyQ U.S. Equity ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF
Franklin U.S. Small Cap Multifactor Index ETF
Formerly, Franklin LibertyQ U.S. Small Cap Equity ETF

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (net of tax withholding when dividends are paid), posted a -21.41% total return for the six months ended September 30, 2022.1 Supply-chain disruptions and volatile prices for energy and commodities contributed to higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less accommodative stances regarding monetary policy. New lockdowns imposed by China’s government to quell the spread of the Omicron variant of COVID-19 pressured Asian and global emerging market stocks. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine and international sanctions on Russia, adding to investor uncertainty about the trajectory of the global economy.

U.S. equities, as measured by the Standard & Poor’s® 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end. In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

Economies in the eurozone maintained a slow growth rate in the second quarter of 2022 as the easing of COVID-related restrictions and a strong start to the summer tourism season increased household spending. The war in Ukraine contributed to record high inflation across the eurozone as commodity and oil prices soared. The European Central Bank raised interest rates in July 2022 for the first time in more than a decade, increasing rates again at its subsequent meeting in September, to fight growing inflation. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR, posted a -23.17% total return for the six months under review.1

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR, posted a -21.45% total return for the six-month period.1 Japan’s economy expanded in the second quarter of 2022 as private consumption increased following the lifting of COVID-related restrictions and expansion of government spending. For the first time since 2020, China’s economy contracted in the second quarter, pressured by COVID-related restrictions and government measures to limit real estate speculation. Unexpected regulatory changes by China’s government, which negatively impacted technology-related businesses, and investor concerns about the solvency of several large property developers in China further pressured stocks in that country.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR, posted a -21.70% total return for the six months under review.1 Following Russia’s invasion of Ukraine, climbing food and energy prices kindled inflationary pressures, which, combined with a strong U.S. dollar, raised concerns over the possibility of government debt defaults in some countries. Rising U.S. interest rates led investors to sell off many holdings in emerging markets, including the major markets of India, South Korea and Taiwan.

The foregoing information reflects our analysis and opinions as of September 30, 2022. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Emerging Market Core Dividend Tilt Index ETF

Formerly, Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin Emerging Market Core Dividend Tilt Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ Emerging Markets ETF changed its name to Franklin Emerging Market Core Dividend Tilt Index ETF. The Fund also changed its ticker symbol, underlying index, investment universe, investment goal and strategy, distribution frequency and reduced its unified management fee.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is based on the Morningstar® Emerging Markets Target Market Exposure Index (the Parent Index), and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of emerging markets equity markets by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/22

% of Total Net Assets
Asia	72.6%
Latin America & Caribbean	11.9%
Middle East & Africa	10.2%
North America	2.8%
Europe	1.9%
Other Net Assets	0.6%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -23.78% based on market price and -23.72% based on net asset value (NAV).

On August 1, 2022, the Fund changed its underlying index from the LibertyQ Emerging Markets Index-NR to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM, which commenced calculation and publication on June 17, 2022. For the period from June 17, 2022, through September 30, 2022, the new Underlying Index posted a cumulative total return of -15.31%.2 For the six-month period under review, the Blended Morningstar® Emerging Markets Dividend Enhanced Select Index-NR, which measures the performance of the old underlying index through July 31, 2022, followed by the performance of the new Underlying Index, posted a -23.51% cumulative total return.2

The Parent Index posted a cumulative total return of -20.51% for the six-month period.2 The Blended Morningstar® Emerging Markets Target Market Exposure Index-NR, which measures the performance of the old primary benchmark, the MSCI Emerging Markets (EM) Index-NR, through July 31, 2022, followed by the performance of the Parent Index, posted a -20.79% cumulative total return for the same period.2 The MSCI EM Index-NR posted a -21.70% cumulative total return for the six-month period.3 The Underlying Index replaced the MSCI EM Index-NR as the Fund’s primary benchmark effective August 1, 2022 to more accurately reflect the Fund’s new investment strategy.

You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Morningstar® Emerging Markets Dividend Enhanced Select IndexSM is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 35.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	17.5%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.0%
Metals & Mining	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Internet & Catalog Retail	4.9%
Insurance	4.4%
Interactive Media & Services	3.8%
IT Services	3.6%
Chemicals	3.3%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps and enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.6%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	3.1%
Tencent Holdings Ltd. Interactive Media & Services, China	3.0%
Alibaba Group Holding Ltd., A Internet & Catalog Retail, China	2.4%
Infosys Ltd. IT Services, India	1.6%
China Construction Bank Corp., H Banks, China	1.6%
Meituan Dianping, B, 144A Internet & Catalog Retail, China	1.5%
Vale SA Metals & Mining, Brazil	1.5%
Petroleo Brasileiro SA, 38.601%, pfd. Oil, Gas & Consumable Fuels, Brazil	1.3%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.0%

Top 10 Countries

9/30/22

% of Total Net Assets
China	29.9%
Taiwan	17.9%
India	11.5%
South Korea	9.5%
Brazil	6.5%
South Africa	5.1%
Saudi Arabia	2.9%
Mexico	2.7%
Hong Kong	2.4%
Malaysia	2.4%

As of July 20, 2022, the Franklin Emerging Market Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of July 20, 2022 the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin Emerging Market Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-23.72%	-23.78%	-23.72%	-23.78%
1-Year	-27.49%	+27.80%	-27.49%	+27.80%
5-Year	-16.06%	-16.98%	-5.67%	-4.20%
Since Inception (6/1/16)	+2.55%	+1.25%	+0.40%	+0.20%

Distribution Rate[5]	30-Day Standardized Yield[6]
12.34%	6.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment

Income

$0.988041

Total Annual Operating Expenses7

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Dividends may fluctuate and a company may reduce or eliminate its dividend at any time. The Fund might not always include dividend paying companies, in attempt to reduce tracking error. The Fund may experience tracking error and may not closely track the Underlying Index for various reasons. Performance of the Fund may vary significantly from the performance of an index as a result of transaction costs, expenses and other factors. There can be no assurance that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$762.80	$1.64	$1,023.21	$1.88	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Effective August 1, 2022, the unified management fee was reduced from 0.45% to 0.19%. Had the new unified management fee been in effect for the full period, the expenses paid would have been $0.84 based upon the Fund’s actual performance and $0.96 based upon a hypothetical 5% return.

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Franklin International Core Dividend Tilt Index ETF

Formerly, Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin International Core Dividend Tilt Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ International Equity Hedged ETF changed its name to Franklin International Core Dividend Tilt Index ETF. The Fund also changed its ticker symbol, underlying index, investment universe, distribution frequency, investment goal and strategy and reduced its unified management fee.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is based on the Morningstar® Developed Markets ex-North America Target Market Exposure Index (the Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of developed markets equity markets excluding North America by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/22

% of Total Net Assets
Europe	59.0%
Asia	28.7%
Australia & New Zealand	10.5%
North America	0.6%
Middle East & Africa	0.5%
Other Net Assets	0.7%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -16.72% based on market price and -16.78% based on net asset value (NAV).

On August 1, 2022, the Fund changed its underlying index from the LibertyQ International Equity Hedged Index-NR to the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM, which commenced calculation and publication on June 17, 2022. For the period from June 17, 2022, through September 30, 2022, the new Underlying Index posted a cumulative total return of -9.57%.2 For the six-month period under review, the Blended Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index-NR, which measures the performance of the old underlying index through July 31, 2022, followed by the performance of the new Underlying Index, posted a -16.48% cumulative total return.2

The Parent Index posted a cumulative total return of -22.51% for the six-month period.2 The Blended Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR, which measures the performance of the old primary benchmark, MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, through July 31, 2022, followed by the performance of the Parent Index,

1. The Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 48.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

posted a -15.70% cumulative total return for the same period.2 The MSCI EAFE 100% Hedged to USD Index-NR posted a -9.89% cumulative total return for the six-month period.3 The Underlying Index replaced the MSCI EAFE 100% Hedged to USD Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Pharmaceuticals	10.8%
Banks	10.5%
Insurance	6.6%
Metals & Mining	5.0%
Automobiles	4.2%
Semiconductors & Semiconductor Equipment	3.6%
Oil, Gas & Consumable Fuels	3.2%
Electric Utilities	3.2%
Food Products	2.8%
Textiles, Apparel & Luxury Goods	2.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps and enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	2.4%
Novartis AG Pharmaceuticals, Switzerland	1.9%
BHP Group Ltd. Metals & Mining, Australia	1.6%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.6%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	1.5%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.4%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.4%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.3%
Toyota Motor Corp. Automobiles, Japan	1.2%
British American Tobacco PLC Tobacco, United Kingdom	1.1%

Top 10 Countries

9/30/22

% of Total Net Assets
Japan	24.1%
United Kingdom	12.7%
Switzerland	10.5%
Australia	10.2%
France	9.1%
Germany	7.9%
Netherlands	4.6%
Hong Kong	3.0%
Italy	2.8%
Sweden	2.5%

franklintempleton.com	Semiannual Report	9

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Thank you for your participation in Franklin International Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Semiannual Report	franklintempleton.com

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-16.78%	-16.72%	-16.78%	-16.72%
1-Year	-12.50%	-12.24%	-12.50%	-12.24%
5-Year	+16.37%	+15.78%	+3.08%	+2.97%
Since Inception (6/1/16)	+32.04%	+31.47%	+4.49%	+4.42%

Distribution Rate[5]	30-Day Standardized Yield[6]
10.18%	4.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page12 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	11

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income	Long-Term Capital Gain	Total
$1.139902	$0.466738	$1.606640

Total Annual Operating Expenses7

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Dividends may fluctuate and a company may reduce or eliminate its dividend at any time. The Fund might not always include dividend paying companies, in attempt to reduce tracking error. The Fund may experience tracking error and may not closely track the Underlying Index various reasons. Performance of the Fund may vary significantly from the performance of an index as a result of transaction costs, expenses and other factors. There can be no assurance that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

12	Semiannual Report	franklintempleton.com

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$832.20	$1.24	$1,023.72	$1.37	0.27%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Effective August 1, 2022, the unified management fee was reduced from 0.40% to 0.09%. Had the new unified management fee been in effect for the full period, the expenses paid would have been $0.41 based upon the Fund’s actual performance and $0.46 based upon a hypothetical 5% return.

franklintempleton.com	Semiannual Report	13

Franklin U.S. Core Dividend Tilt Index ETF

Formerly, Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin U.S. Core Dividend Tilt Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ Global Dividend ETF changed its name to Franklin U.S. Core Dividend Tilt Index ETF. The Fund also changed its ticker, underlying index, investment universe, investment goal and strategy and reduced its unified management fee.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is based on the Morningstar® US Target Market Exposure Index (the Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/22

% of Total Net Assets
North America	97.8%
Europe	1.7%
Latin America & Caribbean	0.2%
Other Net Assets	0.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -20.01% based on market price and -20.14% based on net asset value (NAV).2

On August 1, 2022, the Fund changed its underlying index from the LibertyQ Global Dividend Index to the Morningstar® US Dividend Enhanced Select IndexSM, which commenced calculation and publication on June 17, 2022. For the period from June 17, 2022, through September 30, 2022, the new Underlying Index posted a cumulative total return of -3.05%.2 For the six-month period under review, the Blended Morningstar® US Dividend Enhanced Select Index, which measures the performance of the old underlying index through July 31, 2022, followed by the performance of the new Underlying Index, posted a -20.06% cumulative total return.2

The Parent Index posted a cumulative total return of -20.76% for the six-month period.2 The Blended Morningstar® US Target Market Exposure Index, which measures the performance of the old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, through July 31, 2022, followed by the performance of the Parent Index, posted a -21.38% cumulative total return for the same period.2 The MSCI ACWI ex REITs Index-NR posted a -21.34% cumulative total return for the six-month period.2 The Underlying Index replaced the MSCI ACWI ex REITS Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Morningstar US Dividend Enhanced Select IndexSM is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 61.

14	Semiannual Report	franklintempleton.com

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Software	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Technology Hardware, Storage & Peripherals	7.6%
Pharmaceuticals	6.1%
Banks	5.4%
Equity Real Estate Investment Trusts (REITs)	5.3%
Oil, Gas & Consumable Fuels	5.0%
Interactive Media & Services	3.9%
IT Services	3.9%
Internet & Direct Marketing Retail	3.6%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Apple Inc. Information Technology	7.1%
Microsoft Corp. Information Technology	5.9%
Amazon.com Inc. Consumer Discretionary	3.2%
Tesla Inc. Consumer Discretionary	2.1%
Johnson & Johnson Health Care	1.9%
Exxon Mobil Corp. Energy	1.6%
Alphabet Inc., A Communication Services	1.4%
Alphabet Inc., C Information Technology	1.3%
UnitedHealth Group Inc. Health Care	1.3%
AbbVie Inc. Health Care	1.3%

As of July 20, 2022, the Franklin U.S. Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of July 20, 2022 the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin U.S. Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.14%	-20.01%	-20.14%	-20.01%
1-Year	-14.56%	-14.69%	-14.56%	-14.69%
5-Year	+18.74%	+18.21%	+3.49%	+3.40%
Since Inception (6/1/16)	+37.21%	+37.17%	+5.12%	+5.12%

Distribution Rate[5]	30-Day Standardized Yield[6]
3.15%	2.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

16	Semiannual Report	franklintempleton.com

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.524014

Total Annual Operating Expenses7

0.06%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. Dividends may fluctuate and a company may reduce or eliminate its dividend at any time. The Fund might not always include dividend paying companies, in attempt to reduce tracking error. The Fund may experience tracking error and may not closely track the Underlying Index various reasons. Performance of the Fund may vary significantly from the performance of an index as a result of transaction costs, expenses and other factors. There can be no assurance that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	17

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$798.60	$1.35	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Effective August 1, 2022, the unified management fee was reduced from 0.45% to 0.06%. Had the new unified management fee been in effect for the full period, the expenses paid would have been $0.27 based upon the Fund’s actual performance and $0.30 based upon a hypothetical 5% return.

18	Semiannual Report	franklintempleton.com

Franklin U.S. Large Cap Multifactor Index ETF

Formerly, Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin U.S. Large Cap Multifactor Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ U.S. Equity ETF changed its name to Franklin U.S. Large Cap Multifactor Index ETF.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to three investment style factors: quality, value and momentum.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -17.61% based on market price and -17.61% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a -17.56% cumulative total return for the same period, while the Russell 1000® Index posted a -20.51% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Information Technology	31.8%
Health Care	20.2%
Consumer Discretionary	11.6%
Energy	7.8%
Industrials	7.5%
Consumer Staples	5.9%
Communication Services	5.2%
Financials	4.3%
Real Estate	2.6%
Materials	1.8%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 69.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Apple Inc. Information Technology	7.2%
Microsoft Corp. Information Technology	5.3%
Amazon.com Inc. Consumer Discretionary	2.0%
Eli Lilly & Co. Health Care	1.9%
Tesla Inc. Consumer Discretionary	1.9%
Chevron Corp. Energy	1.8%
AbbVie Inc. Health Care	1.7%
Pfizer Inc. Health Care	1.7%
Merck & Co. Inc. Health Care	1.7%
UnitedHealth Group Inc. Health Care	1.7%

Thank you for your participation in Franklin U.S. Large Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-17.61%	-17.61%	-17.61%	-17.61%
1-Year	-11.53%	-11.42%	-11.53%	-11.42%
5-Year	+50.63%	+50.86%	+8.54%	+8.57%
Since Inception (4/26/17)	+59.49%	+59.61%	+8.98%	+8.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.397917

Total Annual Operating Expenses5

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$823.90	$0.69	$1,024.32	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin U.S. Mid Cap Multifactor Index ETF

Formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin U.S. Mid Cap Multifactor Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ U.S. Mid Cap Equity ETF changed its name to Franklin U.S. Mid Cap Multifactor Index ETF.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -16.18% based on market price and -16.04% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a -15.95% cumulative total return for the same period, while the Russell Midcap® Index posted a -19.71% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 26.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Information Technology	20.0%
Industrials	17.7%
Consumer Discretionary	16.3%
Health Care	9.5%
Financials	9.3%
Consumer Staples	8.1%
Materials	6.3%
Utilities	5.6%
Real Estate	3.9%
Communication Services	2.5%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

1. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 75.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Arista Networks Inc. Information Technology	1.3%
O’Reilly Automotive Inc. Consumer Discretionary	1.3%
ResMed Inc. Health Care	1.2%
Cadence Design Systems Inc. Information Technology	1.2%
Trane Technologies PLC Industrials	1.2%
AutoZone Inc. Consumer Discretionary	1.2%
The Hershey Co. Consumer Staples	1.2%
Motorola Solutions Inc. Information Technology	1.2%
W.W. Grainger Inc. Industrials	1.2%
Tractor Supply Co. Consumer Discretionary	1.1%

Thank you for your participation in Franklin U.S. Mid Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-16.04%	-16.18%	-16.04%	-16.18%
1-Year	-13.32%	-13.42%	-13.32%	-13.42%
5-Year	+54.90%	+54.79%	+9.15%	+9.13%
Since Inception (4/26/17)	+57.79%	+57.79%	+8.75%	+8.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.279102

Total Annual Operating Expenses5

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$839.60	$1.38	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin U.S. Small Cap Multifactor Index ETF

Formerly, Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin U.S. Small Cap Multifactor Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ U.S. Small Cap Equity ETF changed its name to Franklin U.S. Small Cap Multifactor Index ETF.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -16.83% based on market price and -16.74% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a -16.66% cumulative total return for the same period, while the Russell 2000® Index posted a -19.01% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Industrials	21.4%
Consumer Discretionary	18.9%
Information Technology	11.8%
Financials	10.9%
Health Care	9.5%
Utilities	7.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	3.6%
Communication Services	2.9%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

1. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 81.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Texas Roadhouse Inc. Consumer Discretionary	1.3%
Murphy USA Inc. Consumer Discretionary	1.2%
Qualys Inc. Information Technology	1.1%
AMN Healthcare Services Inc. Health Care	1.0%
Saia Inc. Industrials	0.9%
Southwest Gas Holdings Inc. Utilities	0.9%
Kinsale Capital Group Inc. Financials	0.9%
Exponent Inc. Industrials	0.9%
SPS Commerce Inc. Information Technology	0.8%
LHC Group Inc. Health Care	0.8%

Thank you for your participation in Franklin U.S. Small Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-16.74%	-16.83%	-16.74%	-16.83%
1-Year	-19.61%	-19.71%	-19.61%	-19.71%
5-Year	+24.09%	+28.23%	+4.41%	+5.10%
Since Inception (4/26/17)	+26.36%	+26.41%	+4.40%	+4.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 32 for Performance Summary footnotes.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.204570

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

32	Semiannual Report	franklintempleton.com

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$832.60	$1.61	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Emerging Market Core Dividend Tilt Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.33	$30.78	$22.20		$29.70	$33.41	$29.29

Income from investment operations[b]:

Net investment income[c]	1.02	1.32	0.84		1.24	1.14	0.83

Net realized and unrealized gains (losses)	(7.65)	(2.55)	8.55		(6.96)	(3.76)	4.15

Total from investment operations	(6.63)	(1.23)	9.39		(5.72)	(2.62)	4.98

Less distributions from net investment income	(0.99)	(1.22)	(0.81)		(1.78)	(1.09)	(0.86)

Net asset value, end of period	$20.71	$28.33	$30.78		$22.20	$29.70	$33.41

Total return[d]	(23.72)%	(4.21)%	42.57%		(20.55)%	(7.70)%	17.20%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.37%	0.45%	0.45%		0.49%	0.55%	0.69%	[f]

Expenses net of waiver and payments by affiliates	0.37%	0.45%	0.45%		0.49%	0.55%	0.54%	[f]

Net investment income	8.17%	4.28%	3.15%		4.26%	3.75%	2.61%

Supplemental data

Net assets, end of period (000’s)	$12,427	$17,000	$24,627		$57,711	$344,484	$400,908

Portfolio turnover rate[g]	82.74% [h]	34.27% [h]	40.22%	[h]	44.11% [h]	52.42%	32.87%

aEffective August 1, 2022, Formerly, Franklin LibertyQ Emerging Markets ETF was renamed Franklin Emerging Market Core Dividend Tilt Index ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	82.74%	34.27%	36.91%	41.78%

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF

		Industry	Shares	Value
	Common Stocks 97.4%
	Brazil 5.2%
	Alupar Investimento SA, UNIT	Electric Utilities	600	$3,017
	Ambev SA	Beverages	27,000	77,573
	Americanas SA	Internet & Catalog Retail	4,200	13,185
	B3 SA – Brasil Bolsa Balcao	Capital Markets	31,800	76,724
	Banco Bradesco SA	Banks	600	1,809
	Banco do Brasil SA	Banks	5,400	38,457
	BB Seguridade Participacoes SA	Insurance	4,200	20,632
	Caixa Seguridade Participacoes S/A	Insurance	4,200	6,608
	Cia Energetica de Minas Gerais	Electric Utilities	1,800	5,391
	CPFL Energia SA	Electric Utilities	1,200	7,490
	Energisa SA	Electric Utilities	1,800	13,941
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	1,200	8,544
	Hypera SA	Pharmaceuticals	2,400	19,635
	Itausa SA	Banks	600	1,095
	Klabin SA	Containers & Packaging	5,400	18,120
	Neoenergia SA	Electric Utilities	1,200	3,394
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	13,200	80,730
	Porto Seguro SA	Insurance	1,200	4,688
a	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	4,800	26,375
	Telefonica Brasil SA	Diversified Telecommunication Services	3,000	22,458
	TIM SA	Wireless Telecommunication Services	4,800	10,720
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,200	8,641
	Vale SA	Metals & Mining	13,720	182,735

				651,962

	Chile 0.7%
	Banco de Chile	Banks	269,028	23,919
	Banco Santander Chile	Banks	383,760	13,549
	Cencosud SA	Food & Staples Retailing	8,148	10,420
	Cencosud Shopping SA	Real Estate Management & Development	3,174	3,346
	Cia Cervecerias Unidas SA	Beverages	822	4,514
	Cia Sud Americana de Vapores SA	Marine	102,078	7,108
	Empresas CMPC SA	Paper & Forest Products	7,242	11,137
	Empresas Copec SA	Oil, Gas & Consumable Fuels	2,190	14,177
	Quinenco SA	Industrial Conglomerates	1,644	3,604

				91,774

	China 29.9%
	Agricultural Bank of China Ltd., A	Banks	84,000	33,698
	Agricultural Bank of China Ltd., H	Banks	204,000	61,071
b	Alibaba Group Holding Ltd., A	Internet & Catalog Retail	29,400	291,944
	Anhui Conch Cement Co. Ltd., A	Construction Materials	2,400	9,699
	Anhui Conch Cement Co. Ltd., H	Construction Materials	8,000	25,376
	Anta Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	2,200	23,317
b	Baidu Inc.	Interactive Media & Services	3,300	47,966
	Bank of Beijing Co. Ltd., A	Banks	10,800	6,226
	Bank of Changsha Co. Ltd., A	Banks	2,400	2,229
	Bank of Chengdu Co. Ltd., A	Banks	1,800	4,131
	Bank of China Ltd., A	Banks	28,200	12,223
	Bank of China Ltd., H	Banks	342,000	111,968
	Bank of Communications Co. Ltd., A	Banks	20,400	13,220
	Bank of Communications Co. Ltd., H	Banks	138,000	72,781
	Bank of Jiangsu Co. Ltd., A	Banks	7,200	7,514
	Bank of Nanjing Co. Ltd., A	Banks	4,800	7,083
	Bank of Shanghai Co. Ltd., A	Banks	8,400	6,893
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	11,400	8,411
b	BeiGene Ltd.	Biotechnology	1,200	12,390
	Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	3,000	8,427

franklintempleton.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Bilibili Inc.	Entertainment	600	$9,142
a	Blue Moon Group Holdings Ltd., 144A	Household Products	9,000	6,352
	BOC Hong Kong (Holdings) Ltd.	Banks	24,000	79,950
	BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	20,500	9,403
	BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	7,800	3,329
	BYD Co. Ltd., A	Automobiles	100	3,535
	BYD Co. Ltd., H	Automobiles	500	12,382
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	7,246
	Changjiang Securities Co. Ltd., A	Capital Markets	3,000	2,192
	China CITIC Bank Corp. Ltd., H	Banks	54,000	21,463
	China Conch Venture Holdings Ltd.	Construction & Engineering	12,000	19,139
	China Construction Bank Corp., A	Banks	2,400	1,858
	China Construction Bank Corp., H	Banks	339,000	196,061
	China Everbright Bank Co. Ltd., A	Banks	22,200	8,781
	China Everbright Bank Co. Ltd., H	Banks	18,000	4,953
a,c	China Feihe Ltd., 144A, Reg S	Food Products	18,000	12,612
	China Hongqiao Group Ltd.	Metals & Mining	15,000	12,421
	China International Marine Containers (Group) Co. Ltd., H	Machinery	4,800	3,057
	China International Marine Containers Group Co. Ltd., A	Machinery	1,200	1,163
	China Lesso Group Holdings Ltd.	Building Products	6,000	5,587
	China Life Insurance Co. Ltd., H	Insurance	48,000	61,514
	China Longyuan Power Group Corp., A	Independent Power Producers & Energy Traders	3,000	3,764
	China Medical System Holdings Ltd.	Pharmaceuticals	9,000	10,743
	China Merchants Bank Co. Ltd., A	Banks	5,400	25,488
	China Merchants Bank Co. Ltd., H	Banks	12,500	58,122
	China Merchants Expressway Network & Technology Holdings Co. Ltd., A	Transportation Infrastructure	1,800	1,914
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	8,000	10,059
a	China Merchants Securities Co. Ltd., A, 144A	Capital Markets	1,200	1,039
	China Merchants Securities Co. Ltd., A	Capital Markets	1,800	3,116
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	4,200	9,626
	China Minsheng Banking Corp. Ltd., A	Banks	18,600	8,845
	China Minsheng Banking Corp. Ltd., H	Banks	42,000	12,038
	China National Building Material Co. Ltd., H	Construction Materials	30,000	22,968
	China Pacific Insurance Group Co. Ltd., A	Insurance	3,000	8,555
	China Pacific Insurance Group Co. Ltd., H	Insurance	13,200	24,315
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	18,600	11,193
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	168,000	72,123
	China Resources Cement Holdings Ltd.	Construction Materials	14,000	6,492
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	1,000	1,554
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	15,977
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	21,000	62,733
	China Suntien Green Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	12,000	4,403
	China Taiping Insurance Holdings Co. Ltd.	Insurance	9,600	8,084
a,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	276,000	29,534
	China Vanke Co. Ltd., A	Real Estate Management & Development	4,800	12,005
	China Vanke Co. Ltd., H	Real Estate Management & Development	10,200	18,581
	China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	2,400	7,655
b	China Zheshang Bank Co. Ltd., A	Banks	9,000	3,762
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	4,800	2,404
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	12,000	3,898
	Chow Tai Fook Jewellery Co. Ltd., A	Specialty Retail	14,400	27,113
	CIFI Holdings Group Co. Ltd., A	Real Estate Management & Development	36,000	3,669
	CITIC Ltd., B	Industrial Conglomerates	42,000	39,593
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,800	4,449

36	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	COSCO SHIPPING Holdings Co. Ltd., B	Marine	24,000	$28,158
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	48,000	11,129
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	8,000	11,781
a	Dali Foods Group Co. Ltd., 144A	Food Products	15,000	6,459
b	Datang International Power Generation Co. Ltd., H	Independent Power Producers & Energy Traders	12,000	2,293
	ENN Energy Holdings Ltd.	Gas Utilities	700	9,363
	Far East Horizon Ltd.	Diversified Financial Services	12,000	8,102
	Faw Jiefang Group Co. Ltd.	Automobiles	1,200	1,209
	Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	8,400	6,504
	Fosun International Ltd.	Industrial Conglomerates	18,000	11,167
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	5,400	6,453
b	GDS Holdings Ltd.	IT Services	3,000	6,573
	Gemdale Corp., A	Real Estate Management & Development	2,400	3,868
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	3,000	13,647
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	2,400	1,973
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	600	3,708
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	2,400	1,912
	Guosen Securities Co. Ltd.	Capital Markets	4,200	5,067
a	Guotai Junan Securities Co. Ltd., 144A	Capital Markets	6,000	6,375
	Guotai Junan Securities Co. Ltd., A	Capital Markets	4,200	8,053
	Guoyuan Securities Co. Ltd.	Capital Markets	2,400	2,155
	Haitian International Holdings Ltd.	Machinery	5,000	9,503
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,800	6,176
	Hengan International Group Co. Ltd.	Personal Products	4,500	20,121
	Hengli Petrochemical Co. Ltd., A	Chemicals	3,000	7,120
	Hopson Development Holdings Ltd.	Real Estate Management & Development	6,000	6,283
	Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	3,600	3,005
	Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	12,000	4,387
	Huaxia Bank Co. Ltd., A	Banks	8,400	5,927
	Huaxin Cement Co. Ltd., H	Construction Materials	2,400	2,473
	Huaxin Cement Co. Ltd., A	Construction Materials	600	1,410
	Huayu Automotive Systems Co. Ltd.	Auto Components	1,800	4,171
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	3,870
	Industrial and Commercial Bank of China Ltd.	Banks	33,000	20,136
	Industrial and Commercial Bank of China Ltd., H .	Banks	264,000	123,762
	Industrial Bank Co. Ltd., A	Banks	10,200	23,822
b	Industrial Securities Co. Ltd., A	Capital Markets	3,080	2,355
a,b	Innovent Biologics Inc., B, 144A	Biotechnology	3,000	9,344
	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	5,390
a,b	JD Health International Inc., 144A	Internet & Catalog Retail	1,500	8,618
	JD.com Inc., A	Internet & Catalog Retail	4,050	102,464
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	600	605
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	12,000	9,004
b	KE Holdings Inc., ADR	Real Estate Management & Development	1,044	18,291
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	11,312
a,b	Kuaishou Technology, B, 144A	Interactive Media & Services	3,000	19,472
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	48,000	33,386
b	Li Auto Inc., A	Automobiles	900	10,387
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	2,500	19,140
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	1,200	3,008
	Lomon Billions Group Co. Ltd.	Chemicals	1,200	2,651
a,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	9,500	27,290
a,b	Meituan Dianping, B, 144A	Internet & Catalog Retail	8,700	183,534
b	Microport Scientific Corp.	Health Care Equipment & Supplies	1,800	3,100
	Midea Group Co. Ltd., A	Household Durables	2,400	16,600

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Minth Group Ltd.	Auto Components	4,000	$8,856
	NetEase Inc.	Entertainment	4,100	61,892
	New China Life Insurance Co. Ltd., A	Insurance	1,200	4,535
	New China Life Insurance Co. Ltd., H	Insurance	5,400	10,305
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	12,000	7,460
	Perfect World Co. Ltd.	Entertainment	1,200	2,091
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	132,000	54,146
	PICC Property and Casualty Co. Ltd., H	Insurance	42,000	43,552
	Ping An Insurance Group Co. of China Ltd., A	Insurance	3,000	17,497
	Ping An Insurance Group Co. of China Ltd., H	Insurance	23,000	114,855
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	2,400	6,060
a	Pop Mart International Group Ltd., 144A	Specialty Retail	3,600	6,622
a	Postal Savings Bank of China Co. Ltd., 144A	Banks	60,000	35,389
	Postal Savings Bank of China Co. Ltd.	Banks	19,200	12,012
	SAIC Motor Corp Ltd.	Automobiles	5,400	10,832
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	4,200	13,414
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	600	2,267
	Shanghai Baosight Software Co. Ltd., A	Software	600	3,096
	Shanghai Baosight Software Co. Ltd., B	Software	3,000	8,730
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	5,400	1,916
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	1,200	1,621
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	7,800	6,107
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	15,600	15,405
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,800	3,782
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,200	2,205
	Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	510	4,161
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,400	18,757
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,827
	Sichuan Chuantou Energy Co Ltd., A	Independent Power Producers & Energy Traders	2,400	4,050
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	2,400	3,441
	Silergy Corp.	Semiconductors & Semiconductor Equipment	300	3,978
	Sinotruk Hong Kong Ltd.	Machinery	3,000	2,511
a	Smoore International Holdings Ltd., 144A	Tobacco	12,000	14,354
	Sun Art Retail Group Ltd.	Food & Staples Retailing	12,000	2,568
	Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	2,440
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	22,976
	Tencent Holdings Ltd.	Interactive Media & Services	10,800	366,517
	The People’s Insurance Co. Group of China Ltd., H	Insurance	54,000	15,684
	Tianshan Aluminum Group Co. Ltd., A	Machinery	2,400	2,410
	Tongwei Co. Ltd., A	Food Products	1,800	11,857
a	Topsports International Holdings Ltd., 144A	Specialty Retail	18,000	12,680
	Uni-President China Holdings Ltd.	Food Products	6,000	5,037
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	1,200	2,538
	Want Want China Holdings Ltd.	Food Products	18,000	11,763
	Weichai Power Co. Ltd., H	Machinery	1,000	949
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	2,934
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	1,200	2,932
	Xiamen C & D Inc., A	Trading Companies & Distributors	1,200	2,331
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	30,000	31,758
b	XPeng Inc., A	Automobiles	1,800	10,548
	Youngor Group Co. Ltd., A	Real Estate Management & Development	2,400	2,128

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	600	$4,406
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	500	12,212
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,200	5,045
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	4,200	3,264
	Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	10,800	3,756

				3,715,046

	Colombia 0.4%
	Banco de Bogota SA	Banks	642	3,988
	Bancolombia SA	Banks	1,794	12,145
b	Corp. Financiera Colombiana SA	Diversified Financial Services	504	1,832
	Ecopetrol SA	Oil, Gas & Consumable Fuels	32,484	14,665
	Grupo Energia Bogota SA ESP	Gas Utilities	16,662	6,786
	Interconexion Electrica SA ESP	Electric Utilities	3,252	11,680

				51,096

	Czech Republic 0.4%
	CEZ AS	Electric Utilities	1,002	34,356
	Komercni Banka AS	Banks	462	11,586
a	Moneta Money Bank AS, 144A	Banks	2,844	8,005

				53,947

	Greece 0.5%
	Hellenic Petroleum Holdings SA	Oil, Gas & Consumable Fuels	378	2,318
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,494	21,734
	JUMBO SA	Specialty Retail	792	10,591
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	450	7,115
	OPAP SA	Hotels, Restaurants & Leisure	1,320	15,880

				57,638

	Hong Kong 2.4%
	Beijing Enterprises Water Group Ltd., A	Water Utilities	24,000	5,534
	Bosideng International Holdings Ltd., A	Household Durables	24,000	11,893
	China Everbright Environment Group Ltd., B	Commercial Services & Supplies	24,000	9,967
	China Gas Holdings Ltd., A	Gas Utilities	15,600	18,700
	China Jinmao Holdings Group Ltd., A	Real Estate Management & Development	24,000	4,892
	China Overseas Land & Investment Ltd., A	Real Estate Management & Development	23,000	59,918
	China Resources Gas Group Ltd., A	Gas Utilities	6,000	19,070
	China Resources Land Ltd., H	Real Estate Management & Development	18,000	70,854
	Geely Automobile Holdings Ltd.	Automobiles	13,000	17,919
	Guangdong Investment Ltd.	Water Utilities	18,000	14,423
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	5,404
	Orient Overseas International Ltd.	Marine	1,700	29,778
	Shimao Group Holdings Ltd.	Real Estate Management & Development	9,000	2,124
	Xinyi Glass Holdings Ltd.	Auto Components	18,000	26,186

				296,662

	Hungary 0.4%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	3,828	21,326
	OTP Bank Nyrt	Banks	1,374	25,160

				46,486

	India 11.5%
	ACC Ltd.	Construction Materials	510	15,144
b	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	450	12,506
	Ambuja Cements Ltd.	Construction Materials	3,264	20,687

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services		18	$970
	Asian Paints Ltd.	Chemicals		402	16,517
	Aurobindo Pharma Ltd.	Pharmaceuticals		1,848	11,599
	Bajaj Auto Ltd.	Automobiles		450	19,514
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		144	11,312
	Bharat Electronics Ltd.	Aerospace & Defense		6,588	8,175
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		6,270	23,492
	Bharti Infratel Ltd.	Diversified Telecommunication Services		4,950	12,014
	Britannia Industries Ltd.	Food Products		312	14,739
	Coal India Ltd.	Oil, Gas & Consumable Fuels		13,230	34,518
	Colgate-Palmolive India Ltd.	Personal Products		852	17,065
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		204	10,872
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	3,426	14,565
	GAIL India Ltd.	Gas Utilities		17,316	18,529
	HCL Technologies Ltd.	IT Services		6,954	79,698
a	HDFC Asset Management Co. Ltd., 144A	Capital Markets		222	5,157
	Hero MotoCorp Ltd.	Automobiles		822	25,758
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		4,098	10,896
	Hindustan Unilever Ltd.	Household Products		2,268	75,175
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		1,686	47,414
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		23,646	19,460
	Info Edge India Ltd.	Interactive Media & Services		384	18,223
	Infosys Ltd.	IT Services		11,490	199,635
	ITC Ltd.	Tobacco		18,228	74,435
a,c	Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services		294	16,110
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance		1,806	9,187
	Mahindra & Mahindra Ltd.	Automobiles		162	2,525
	Marico Ltd.	Personal Products		3,312	21,897
	Mindtree Ltd.	IT Services		396	15,378
	Mphasis Ltd.	IT Services		534	13,704
	NMDC Ltd.	Metals & Mining		5,952	9,347
	NTPC Ltd.	Independent Power Producers & Energy Traders		29,652	58,191
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels		8,556	13,336
	Oracle Financial Services Software Ltd.	Software		162	5,939
	Piramal Enterprises Ltd.	Pharmaceuticals		828	8,796
	Power Finance Corp. Ltd.	Diversified Financial Services		7,506	9,651
	Power Grid Corp. of India Ltd.	Electric Utilities		22,224	57,970
	REC Ltd.	Diversified Financial Services		7,776	8,985
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels		3,540	103,468
	Shriram Transport Finance Co. Ltd.	Consumer Finance		1,266	18,636
	Steel Authority of India Ltd.	Metals & Mining		9,162	8,644
	Tata Consultancy Services Ltd.	IT Services		2,562	94,623
	Tata Consumer Products Ltd.	Food Products		1,068	10,540
	Tata Steel Ltd.	Metals & Mining		44,532	54,357
	Tech Mahindra Ltd.	IT Services		1,302	16,142
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals		642	12,310
	TVS Motor Co. Ltd.	Automobiles		774	9,821
	Vedanta Ltd.	Metals & Mining		8,508	28,243
b	Zomato Ltd.	Internet & Catalog Retail		10,248	7,854

					1,433,723

	Indonesia 1.0%
	Adaro Energy Tbk PT, B	Oil, Gas & Consumable Fuels		80,400	20,909
	Bank Mandiri Persero Tbk PT, A	Banks		24,600	15,226
	Bank Rakyat Indonesia Persero Tbk PT, A	Banks		118,200	34,853
	Bukit Asam Tbk PT, A	Oil, Gas & Consumable Fuels		25,800	7,065
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials		10,800	6,738
	Indofood Sukses Makmur Tbk PT	Food Products		27,600	10,920

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Indonesia (continued)
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services		67,800	$19,858
	Unilever Indonesia Tbk PT	Household Products		37,200	11,799

					127,368

	Kuwait 0.2%
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services		13,848	26,137

	Malaysia 2.4%
	CIMB Group Holdings Bhd., A	Banks		44,400	49,121
	Digi.com Bhd	Wireless Telecommunication Services		22,200	16,182
	HAP Seng Consolidated Bhd	Industrial Conglomerates		4,200	5,543
	Hartalega Holdings Bhd	Health Care Equipment & Supplies		13,200	4,725
	Kuala Lumpur Kepong Bhd	Food Products		3,600	16,071
	Malayan Banking Bhd	Banks		44,400	82,155
	Maxis Bhd	Wireless Telecommunication Services		15,600	11,808
	MISC Bhd	Marine		8,400	12,246
	Petronas Gas Bhd	Gas Utilities		6,000	21,350
	RHB Bank Bhd	Banks		13,200	15,827
	Sime Darby Bhd	Industrial Conglomerates		15,000	6,923
	Sime Darby Plantation Bhd	Food Products		18,000	15,877
	Tenaga Nasional Bhd	Electric Utilities		18,000	31,249
	Top Glove Corp. Bhd	Health Care Equipment & Supplies		30,600	4,124
	Westports Holdings Bhd	Transportation Infrastructure		5,400	3,564
	YTL Corp. Bhd	Multi-Utilities		39,000	4,878

					301,643

	Mexico 2.7%
	America Movil SAB de CV	Wireless Telecommunication Services		67,218	55,593
	Arca Continental SAB de CV	Beverages		2,598	18,737
	Coca-Cola Femsa SAB de CV	Beverages		3,276	19,171
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	18,072	18,632
	Gruma SAB de CV	Food Products		1,242	11,915
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		2,154	27,268
	Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure		1,230	24,265
	Grupo Financiero Banorte SAB de CV	Banks		14,028	90,220
	Grupo Mexico SAB de CV, B	Metals & Mining		18,726	63,440

					329,241

	Pakistan 0.0%
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		6,156	2,044

	Peru 0.1%
a	InRetail Peru Corp., 144A	Food & Staples Retailing		174	5,786

	Philippines 0.3%
	Aboitiz Power Corp., A	Independent Power Producers & Energy Traders		9,600	5,043
	First Gen Corp.	Independent Power Producers & Energy Traders		6,000	1,666
	Globe Telecom Inc.	Wireless Telecommunication Services		210	7,272
	Manila Electric Co.	Electric Utilities		1,800	8,075
	PLDT Inc.	Wireless Telecommunication Services		570	14,662

					36,718

	Romania 0.1%
	NEPI Rockcastle PLC	Real Estate Management & Development		3,078	13,883

	Russia 0.0%†
b,d	Alrosa PJSC	Metals & Mining		54,971	—
b,d	Gazprom PJSC	Oil, Gas & Consumable Fuels		44,709	—
b,d	Inter RAO UES PJSC	Electric Utilities		811,741	—

franklintempleton.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Russia† (continued)
d	LUKOIL PJSC	Oil, Gas & Consumable Fuels		2,268	—
d	MMC Norilsk Nickel PJSC	Metals & Mining		693	—
b,d	Moscow Exchange MICEX	Capital Markets		21,224	—
b,d	Novolipetsk Steel PJSC	Metals & Mining		35,119	—
d	PhosAgro PJSC	Chemicals		1,073	—
d	PhosAgro PJSC	Chemicals		21	—
d	PhosAgro PJSC	Chemicals		1	—
b,d	Polymetal International PLC	Metals & Mining		7,294	—
b,d	Polyus PJSC	Metals & Mining		756	—
d	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels		20,055	—
d	Severstal PAO	Metals & Mining		6,090	—
d	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels		132,846	—
d	Tatneft PAO	Oil, Gas & Consumable Fuels		29,792	—
b,d	TCS Group Holding PLC, GDR	Banks		1,778	—
b,d	United Co. RUSAL International PJSC	Metals & Mining		24,749	—

					—

	Saudi Arabia 2.9%
	Advanced Petrochemical Co.	Chemicals		816	$9,698
	Banque Saudi Fransi	Banks		1,068	11,939
	Jarir Marketing Co.	Specialty Retail		384	17,069
	SABIC Agri-Nutrients Co.	Chemicals		402	16,906
	Sahara International Petrochemical Co.	Chemicals		2,340	26,066
a	Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels		9,942	94,868
	Saudi Basic Industries Corp.	Chemicals		450	10,636
	Saudi Electricity Co.	Electric Utilities		2,076	13,560
	Saudi Industrial Investment Group	Chemicals		2,490	15,151
	Saudi Investment Bank	Banks		3,180	14,457
	Saudi National Bank	Banks		198	3,325
	Saudi Telecom Co.	Diversified Telecommunication Services		9,702	101,617
	Yanbu National Petrochemical Co.	Chemicals		1,764	21,739

					357,031

	South Africa 5.1%
	Absa Group Ltd.	Banks		3,678	36,147
	African Rainbow Minerals Ltd.	Metals & Mining		624	8,490
	Anglo American Platinum Ltd.	Metals & Mining		408	29,245
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		1,602	18,044
	FirstRand Ltd.	Diversified Financial Services		30,846	104,247
	Gold Fields Ltd.	Metals & Mining		3,708	30,421
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	21,936	14,390
	Impala Platinum Holdings Ltd.	Metals & Mining		5,196	49,053
	Kumba Iron Ore Ltd.	Metals & Mining		360	7,768
	Mr Price Group Ltd.	Specialty Retail		1,656	15,921
	MultiChoice Group	Media		2,976	19,148
	Naspers Ltd., N	Internet & Direct Marketing Retail		378	47,602
	Nedbank Group Ltd.	Banks		2,952	32,807
	Old Mutual Ltd.	Insurance		29,142	15,858
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		2,526	7,798
	Sanlam Ltd.	Insurance		11,424	32,793
	Santam Ltd.	Insurance		288	4,007
	Sibanye Stillwater Ltd.	Metals & Mining		16,680	38,989
	SPAR Group Ltd.	Food & Staples Retailing		1,290	10,290
	Standard Bank Group Ltd.	Banks		8,922	71,485
	Tiger Brands Ltd.	Food Products		1,170	11,030
	Vodacom Group Ltd.	Wireless Telecommunication Services		4,542	30,852

					636,385

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea 9.1%
	BNK Financial Group Inc., H	Banks	1,944	$8,180
	Cheil Worldwide Inc., A	Media	468	7,425
	DB Insurance Co. Ltd., A	Insurance	324	12,501
	GS Retail Co. Ltd.	Food & Staples Retailing	246	4,402
	Hana Financial Group Inc.	Banks	2,082	51,588
	Hanon Systems	Auto Components	978	5,687
	HD Hyundai Co. Ltd.	Machinery	372	14,067
b	HYBE Co. Ltd.	Entertainment	30	2,831
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	78	1,597
	Industrial Bank of Korea	Banks	1,824	12,137
	Kakao Corp.	Interactive Media & Services	558	22,270
b	Kakao Games Corp.	Entertainment	258	7,691
b	KakaoBank Corp.	Banks	150	2,102
	KB Financial Group Inc.	Banks	2,598	79,355
	Kia Corp.	Automobiles	1,284	64,528
	Korea Gas Corp..	Gas Utilities	216	5,103
	Korea Investment Holdings Co. Ltd.	Capital Markets	270	8,964
	KT Corp.	Diversified Telecommunication Services	828	20,950
	KT&G Corp.	Tobacco	744	45,034
	Kumho Petrochemical Co. Ltd.	Chemicals	114	9,203
b	L&F Co. Ltd.	Electronic Equipment, Instruments & Components	12	1,490
	LG Chem Ltd.	Chemicals	48	17,983
	LG Corp.	Industrial Conglomerates	480	24,827
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,536	12,883
	LG Uplus Corp.	Diversified Telecommunication Services	1,374	10,324
	NH Investment & Securities Co. Ltd.	Capital Markets	960	6,032
	POSCO Holdings Inc.	Metals & Mining	522	76,985
	S-1 Corp.	Commercial Services & Supplies	120	4,856
	Samsung Card Co. Ltd.	Consumer Finance	144	3,040
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	9,060	336,259
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	216	27,779
	Samsung Securities Co. Ltd.	Capital Markets	414	8,898
	SD Biosensor Inc.	Health Care Equipment & Supplies	234	4,351
	Seegene Inc.	Biotechnology	306	5,732
	Shinhan Financial Group Co. Ltd.	Banks	3,498	81,906
b	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	114	4,534
b	SK Bioscience Co. Ltd.	Biotechnology	54	3,031
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	870	50,533
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	702	24,926
	SSANGYONG C&E Co. Ltd.	Construction Materials	684	2,806
	Wemade Co. Ltd.	Entertainment	78	2,497
	Woori Financial Group Inc.	Banks	3,990	29,841

				1,127,128

	Taiwan 17.9%
	Acer Inc., H	Technology Hardware, Storage & Peripherals	18,000	12,416
	ASE Industrial Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	24,000	60,550
	Asia Cement Corp.	Construction Materials	18,000	22,338
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	240	5,019
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	4,620	34,051
	AU Optronics Corp., H	Electronic Equipment, Instruments & Components	54,000	25,002
b	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,000	27,166
	Cathay Financial Holding Co. Ltd., A	Insurance	57,000	71,724
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	10,381
	China Development Financial Holding Corp., A	Banks	114,000	43,088
	China Steel Corp., A	Metals & Mining	78,000	65,596
	Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	24,000	16,404
	CTBC Financial Holding Co. Ltd., A	Banks	126,000	78,777

franklintempleton.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	10,000	$22,804
Farglory Land Development Co. Ltd.	Real Estate Management & Development	1,000	1,811
Feng Hsin Steel Co. Ltd.	Metals & Mining	3,000	5,632
Formosa Chemicals & Fibre Corp.	Chemicals	22,000	47,882
Formosa Plastics Corp.	Chemicals	30,000	81,829
Fubon Financial Holding Co. Ltd.	Insurance	12,600	19,803
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,380	15,930
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	29,000	93,168
Innolux Corp.	Electronic Equipment, Instruments & Components	66,000	21,724
Inventec Corp.	Technology Hardware, Storage & Peripherals	18,000	12,983
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	600	31,655
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	14,000	28,133
Macronix International Co. Ltd.	Semiconductors & Semiconductor Equipment	12,000	11,774
MediaTek Inc.	Semiconductors & Semiconductor Equipment	7,000	121,484
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	13,544
Nan Ya Plastics Corp.	Chemicals	36,000	75,858
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,000	9,251
Nien Made Enterprise Co. Ltd.	Household Durables	1,140	9,031
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	4,000	27,591
Pegatron Corp.	Technology Hardware, Storage & Peripherals	14,000	25,796
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	8,362
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	18,000	16,158
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	6,000	14,571
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	18,000	43,655
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	3,000	9,496
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,200	27,213
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	6,000	9,657
Shin Kong Financial Holding Co. Ltd.	Insurance	90,000	23,273
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	8,315
Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	4,000	16,504
SinoPac Financial Holdings Co. Ltd.	Banks	11,780	6,419
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	9,000	14,967
Taiwan Glass Industry Corp.	Building Products	6,000	3,298
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	18,067
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	42,720	567,824
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	5,320
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,000	8,825
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	78,000	87,830
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	6,000	12,284
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	4,693
Wan Hai Lines Ltd.	Marine	11,000	23,144
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	3,000	11,670
Wistron Corp.	Technology Hardware, Storage & Peripherals	18,000	15,052
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	540	13,743
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	13,167
Yang Ming Marine Transport Corp.	Marine	12,000	23,245
Yuanta Financial Holding Co. Ltd.	Capital Markets	78,520	48,350
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	4,000	13,355

			2,218,652

Thailand 1.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	6,400	33,086
BTS Group Holdings PCL, A, NVDR	Road & Rail	39,000	8,582
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	6,400	12,344
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	76,200	6,303
Land and Houses PCL, NVDR	Real Estate Management & Development	24,600	5,804
Osotspa PCL, NVDR	Beverages	10,000	7,224
PTT Global Chemical PCL, NVDR	Chemicals	10,800	11,882

44	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	55,800	$50,297
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,400	2,609
	Ratch Group PCL	Independent Power Producers & Energy Traders	1,200	1,304
	Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	9,600	2,901
	Srisawad Corp. PCL, NVDR	Consumer Finance	4,200	4,788
	Thai Union Group PCL, NVDR	Food Products	13,800	6,842
	The Siam Cement PCL, NVDR	Construction Materials	1,800	15,557
	Tisco Financial Group PCL, NVDR	Banks	2,400	5,901
	Total Access Communication PCL, NVDR	Wireless Telecommunication Services	4,800	5,790

				181,214

	Turkey 0.5%
	Arcelik AS	Household Durables	1,704	6,177
	BIM Birlesik Magazalar AS	Food & Staples Retailing	282	1,760
	Enka Insaat ve Sanayi AS	Industrial Conglomerates	10,926	9,966
	Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	8,064	12,606
	Ford Otomotiv Sanayi AS	Automobiles	438	7,726
	Haci Omer Sabanci Holding AS	Diversified Financial Services	7,512	10,446
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	762	3,761
	Turk Telekomunikasyon AS	Diversified Telecommunication Services	1,968	1,150
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	780	834
	Turkiye Is Bankasi AS, C	Banks	14,892	6,041

				60,467

	United Arab Emirates 2.0%
	Abu Dhabi Commercial Bank PJSC	Banks	17,310	42,509
	Abu Dhabi Islamic Bank PJSC	Banks	9,132	22,500
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	20,304	24,544
	Aldar Properties PJSC	Real Estate Management & Development	7,062	8,094
	Dubai Islamic Bank PJSC	Banks	18,552	30,204
	Emirates NBD Bank PJSC	Banks	12,594	44,060
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	5,196	33,046
b	International Holding Co. PJSC	Industrial Conglomerates	432	41,870

				246,827

	United States 0.2%
	JBS SA	Food Products	4,800	22,292
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	360	6,713

				29,005

	Total Common Stocks (Cost $15,238,460)			12,097,863

	Preferred Stocks 2.0%
	Brazil 1.3%
e	Banco Bradesco SA, 3.165%, pfd.	Banks	1,800	6,602
e	Braskem SA, 35.194%, pfd., A	Chemicals	1,200	5,822
e	Companhia Energetica de Minas Gerais, 12.825%, pfd.	Electric Utilities	9,001	17,906
e	Gerdau SA, 14.894%, pfd.	Metals & Mining	7,200	32,533
e	Itausa SA, 5.807%, pfd.	Banks	3,600	6,476
e	Petroleo Brasileiro SA, 38.601%, pfd.	Oil, Gas & Consumable Fuels	16,200	89,254

				158,593

	Chile 0.2%
e	Sociedad Quimica y Minera de Chile SA, 0.005%, pfd., B	Chemicals	264	24,831

franklintempleton.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Colombia 0.1%
	Bancolombia SA, 8.583%, pfd.	Banks	2,826	$17,237
	Grupo Aval Acciones y Valores SA, 5.062%, pfd.	Banks	26,250	3,314

				20,551

	Russia 0.0%†
d,e	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

	South Korea 0.4%
e	Kumho Petrochemical Co. Ltd., 12.094%, pfd.	Chemicals	18	1,045
e	LG Chem Ltd., 4.782%, pfd.	Chemicals	6	1,057
e	Samsung Electronics Co. Ltd., 2.311%, pfd.	Technology Hardware, Storage & Peripherals	1,416	46,418
e	Samsung Fire & Marine Insurance Co. Ltd., 7.77%, pfd.	Insurance	18	1,944

				50,464

	Total Preferred Stocks (Cost $370,356)			254,439

	Right 0.0%†
	Philippines 0.0%†
	GLOBE TELECOM Inc. RIGHTS	Wireless Telecommunication Services	15	89

	Total Rights (Cost $0)			89

	Total Investments (Cost $15,608,816) 99.4%			12,352,391
	Other Assets, less Liabilities 0.6%			74,916

	Net Assets 100.0%			$12,427,307

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $535,975, representing 4.3% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $85,546, representing 0.7% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	2	$87,150	12/16/22	$(9,794)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 110.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Core Dividend Tilt Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.65	$26.52	$22.55	$24.70	$24.25	$24.70

Income from investment operations[b]:

Net investment income[c]	0.62	1.00	0.73	0.89	0.93	0.77

Net realized and unrealized gains (losses)	(5.27)	1.93	5.27	(2.61)	0.79	0.10

Total from investment operations	(4.65)	2.93	6.00	(1.72)	1.72	0.87

Less distributions from:

Net investment income	(1.14)	(0.80)	(0.91)	(0.19)	(0.30)	(1.32)

Net realized gains	(0.47)	—	(1.12)	(0.24)	(0.97)	—

Total Distributions	(1.61)	(0.80)	(2.03)	(0.43)	(1.27)	(1.32)

Net asset value, end of period	$22.39	$28.65	$26.52	$22.55	$24.70	$24.25

Total return[d]	(16.78)%	11.13%	27.54%	(7.12)%	7.53%	3.47%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.27%	0.40%	0.40%	0.40%	0.40%	1.42%	[f]

Expenses net of waiver and payments by affiliates	0.27%	0.40%	0.40%	0.40%	0.40%	0.40%	[f]

Net investment income	4.70%	3.54%	2.97%	3.44%	3.75%	3.07%

Supplemental data

Net assets, end of period (000’s)	$31,343	$17,192	$13,260	$9,021	$7,410	$9,702

Portfolio turnover rate[g]	93.59% [h]	30.20% [h]	42.33% [h]	26.82% [h]	39.24%	32.55%

aEffective August 1, 2022, Formerly, Franklin LibertyQ International Equity Hedged ETF was renamed Franklin International Core Dividend Tilt Index ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	93.59%	30.20%	41.62%	26.82%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin International Core Dividend Tilt Index ETF

		Industry		Shares	Value
	Common Stocks 98.9%
	Australia 10.2%
	Alumina Ltd.	Metals & Mining		17,668	$14,370
	Apa Group	Gas Utilities		8,792	54,211
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		420	8,890
	Aurizon Holdings Ltd.	Road & Rail		13,804	30,620
	Australia & New Zealand Banking Group Ltd.	Banks		10,094	147,971
	Australian Stock Exchange Ltd.	Capital Markets		756	34,880
	Bendigo and Adelaide Bank Ltd.	Banks		4,312	21,597
	BHP Group Ltd.	Metals & Mining		20,510	507,960
	Challenger Ltd.	Diversified Financial Services		2,394	9,004
	Cochlear Ltd.	Health Care Equipment & Supplies		98	12,258
	Coles Group Ltd.	Food & Staples Retailing		4,410	46,586
	Commonwealth Bank of Australia	Banks		4,088	238,394
	Computershare Ltd.	IT Services		1,092	17,384
	CSL Ltd.	Biotechnology		1,078	197,547
	Dexus	Equity Real Estate Investment Trusts (REITs	)	7,980	39,609
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		504	16,695
	Endeavour Group Ltd.	Food & Staples Retailing		6,300	28,354
	Fortescue Metals Group Ltd.	Metals & Mining		13,706	148,222
	Glencore PLC	Metals & Mining		7,448	39,754
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	1,456	14,772
	Harvey Norman Holdings Ltd.	Multiline Retail		4,942	12,837
	Incitec Pivot Ltd.	Chemicals		5,096	11,500
	Macquarie Group Ltd.	Capital Markets		994	97,615
	Medibank Private Ltd.	Insurance		21,028	46,914
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	9,954	12,448
	National Australia Bank Ltd.	Banks		8,232	152,485
	Northern Star Resources Ltd.	Metals & Mining		2,450	12,334
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		4,620	15,357
	REA Group Ltd.	Media		154	11,372
	Rio Tinto Ltd.	Metals & Mining		2,814	168,967
	Rio Tinto PLC	Metals & Mining		5,740	313,714
	Scentre Group	Real Estate Investment Trusts (REITs	)	38,766	63,309
	SEEK Ltd.	Professional Services		1,330	16,393
	Seven Group Holdings Ltd.	Trading Companies & Distributors		1,162	12,663
	Sonic Healthcare Ltd.	Health Care Providers & Services		1,470	28,902
	Stockland	Real Estate Investment Trusts (REITs	)	17,766	37,352
	Suncorp-Metway Ltd.	Insurance		3,626	23,383
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		15,050	9,047
	Telstra Corp. Ltd.	Diversified Telecommunication Services		8,232	20,377
	The GPT Group	Equity Real Estate Investment Trusts (REITs	)	13,986	34,441
	TPG Telecom Limited	Diversified Telecommunication Services		2,702	8,426
	Transurban Group	Transportation Infrastructure		8,708	69,089
	Treasury Wine Estates Ltd.	Beverages		1,148	9,278
	Vicinity Centres	Real Estate Investment Trusts (REITs	)	27,468	30,641
	Wesfarmers Ltd.	Multiline Retail		3,668	100,748
	Westpac Banking Corp.	Banks		12,026	159,591
	WiseTech Global Ltd.	Software		1,204	40,254
	Woolworths Group Ltd.	Food & Staples Retailing		1,596	34,838
	Worley Ltd.	Energy Equipment & Services		882	7,219

					3,190,572

	Austria 0.3%
a	BAWAG Group AG, 144A	Banks		504	21,952
	Erste Group Bank AG	Banks		2,296	50,924
	Raiffeisen Bank International AG	Banks		378	4,521
	Strabag SE	Construction & Engineering		98	3,706
	Voestalpine AG	Metals & Mining		392	6,724

					87,827

48	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Belgium 0.8%
	Ageas SA/NV	Insurance		1,344	$49,295
	Colruyt SA	Food & Staples Retailing		378	8,332
	Groupe Bruxelles Lambert SA	Diversified Financial Services		658	46,335
	KBC Groep NV	Banks		2,352	112,119
	Proximus SADP	Diversified Telecommunication Services		1,204	12,497
	Solvay SA	Chemicals		322	25,122
	Telenet Group Holding NV	Media		378	5,225

					258,925

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		2,422	30,160

	China 0.2%
a,b	WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services		8,908	53,789

	Denmark 2.2%
	AP Moller-Maersk A/S, A	Marine		26	46,177
	AP Moller-Maersk A/S, B	Marine		46	84,032
	Coloplast AS, B	Health Care Equipment & Supplies		322	32,913
	DSV A/S	Air Freight & Logistics		140	16,527
b	Genmab A/S	Biotechnology		28	9,079
	Novo Nordisk AS, B	Pharmaceuticals		4,298	431,165
a	Orsted AS, 144A	Electric Utilities		126	10,085
	Pandora AS	Textiles, Apparel & Luxury Goods		140	6,624
	Vestas Wind Systems A/S	Electrical Equipment		2,044	38,139

					674,741

	Finland 1.7%
	Elisa OYJ	Diversified Telecommunication Services		1,106	50,220
c	Fortum OYJ, Reg S	Electric Utilities		3,542	47,781
	Huhtamaki OYJ	Containers & Packaging		252	8,063
	Kesko OYJ	Food & Staples Retailing		1,078	20,218
	Kesko OYJ, A	Food & Staples Retailing		378	6,821
	Kone OYJ, B	Machinery		1,512	58,672
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		546	23,963
	Nordea Bank Abp	Banks		24,276	209,280
	Orion OYJ	Pharmaceuticals		350	14,771
	Orion OYJ, A	Pharmaceuticals		70	2,976
	Sampo OYJ, A	Insurance		1,764	75,622
	UPM-Kymmene OYJ	Paper & Forest Products		364	11,618
	Wartsila OYJ ABP	Machinery		2,072	13,360

					543,365

	France 9.1%
	Air Liquide SA	Chemicals		224	25,798
	Airbus SE	Aerospace & Defense		280	24,383
a	Amundi SA, 144A	Capital Markets		434	18,265
	AXA SA	Insurance		9,226	203,135
	BNP Paribas SA	Banks		6,328	270,317
	Bouygues SA	Construction & Engineering		1,582	41,612
	Capgemini SE	IT Services		70	11,349
	Cie Generale des Etablissements Michelin SCA	Auto Components		546	12,385
	Compagnie de Saint-Gobain	Building Products		1,092	39,635
	Covivio	Equity Real Estate Investment Trusts (REITs	)	378	18,338
	Credit Agricole SA	Banks		9,940	81,446
	Danone SA	Food Products		1,764	83,934
	Dassault Systemes SE	Software		1,316	46,070
	EDF SA	Electric Utilities		2,226	25,929
	Engie SA	Multi-Utilities		10,108	117,263

franklintempleton.com	Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	France (continued)
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		476	$65,447
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	294	23,171
	Hermes International	Textiles, Apparel & Luxury Goods		32	38,152
	Kering SA	Textiles, Apparel & Luxury Goods		140	62,891
	Legrand SA	Electrical Equipment		252	16,456
	L’Oreal SA	Personal Products		210	67,941
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		672	401,841
	Orange SA	Diversified Telecommunication Services		13,874	125,696
	Pernod Ricard SA	Beverages		238	44,032
	Safran SA	Aerospace & Defense		42	3,868
	Sanofi	Pharmaceuticals		4,004	307,525
	Sartorius Stedim Biotech	Life Sciences Tools & Services		84	26,094
	Schneider Electric SE	Electrical Equipment		1,414	161,988
	Societe Generale SA	Banks		2,352	47,039
	Teleperformance	Professional Services		42	10,735
	TotalEnergies SE	Oil, Gas & Consumable Fuels		6,230	294,633
	Veolia Environnement SA	Multi-Utilities		1,134	21,896
	Vinci SA	Construction & Engineering		1,204	98,099
a,b,c	Worldline SA, 144A, Reg S	IT Services		196	7,811

					2,845,174

	Germany 7.5%
	Adidas AG	Textiles, Apparel & Luxury Goods		420	48,913
	Allianz SE	Insurance		1,890	299,579
	Aroundtown SA	Real Estate Management & Development		7,574	16,747
	BASF SE	Chemicals		5,124	198,781
	Bayer AG	Pharmaceuticals		2,674	124,208
	Bayerische Motoren Werke AG	Automobiles		2,044	140,148
	Continental AG	Auto Components		70	3,151
a	Covestro AG, 144A	Chemicals		1,358	39,299
	Daimler AG	Automobiles		4,396	225,447
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail		590	21,929
	Deutsche Boerse AG	Capital Markets		336	55,382
	Deutsche Post AG	Air Freight & Logistics		3,738	113,941
	Deutsche Telekom AG	Diversified Telecommunication Services		8,652	148,261
	E.ON SE	Multi-Utilities		14,980	115,875
	Evonik Industries AG	Chemicals		1,372	23,185
	GEA Group AG	Machinery		364	11,889
	HeidelbergCement AG	Construction Materials		308	12,326
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment		4,564	101,539
	KION Group AG	Machinery		504	9,784
	Merck KGaA	Pharmaceuticals		42	6,863
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance		406	98,440
	RWE AG	Multi-Utilities		658	24,360
	SAP SE	Software		2,506	206,515
	Siemens AG	Industrial Conglomerates		2,072	205,419
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services		7,028	14,273
	Vonovia SE	Real Estate Management & Development		3,486	75,848
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail		224	4,439

					2,346,541

	Hong Kong 3.0%
	AIA Group Ltd., A	Insurance		20,200	168,421
	CK Asset Holdings Ltd.	Real Estate Management & Development		3,600	21,646
	CK Infrastructure Holdings Ltd., A	Electric Utilities		4,200	21,428
	CLP Holdings Ltd.	Electric Utilities		5,600	42,339
	Dairy Farm International Holdings Ltd., A	Food & Staples Retailing		2,800	6,468

50	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Hang Lung Properties Ltd.	Real Estate Management & Development		14,000	$22,971
	Hang Seng Bank Ltd.	Banks		3,500	53,147
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		10,500	29,427
	HK Electric Investments & HK Electric Investments Ltd.	Electric Utilities		14,000	9,809
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		26,157	30,656
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		42,000	37,025
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		2,200	75,558
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		600	30,384
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	14,000	97,912
	MTR Corp. Ltd.	Road & Rail		1,000	4,593
	New World Development Co. Ltd.	Real Estate Management & Development		10,000	28,408
	Power Assets Holdings Ltd.	Electric Utilities		10,500	52,701
	Sino Land Co. Ltd.	Real Estate Management & Development		21,700	28,694
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		7,378	81,629
	Swire Pacific Ltd., A	Real Estate Management & Development		1,000	7,484
	Swire Properties Ltd.	Real Estate Management & Development		6,800	14,640
	Techtronic Industries Co. Ltd.	Household Durables		5,600	54,110
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		6,220	28,288

					947,738

	Ireland 0.2%
	Experian PLC	Professional Services		420	12,476
	Smurfit Kappa Group PLC	Containers & Packaging		1,610	46,260

					58,736

	Isle Of Man 0.0%†
	GVC Holdings PLC	Hotels, Restaurants & Leisure		532	6,449

	Israel 0.5%
	Bank Leumi Le-Israel BM	Banks		8,918	76,768
	ICL Group Ltd.	Chemicals		5,306	42,961
	Mizrahi Tefahot Bank Ltd.	Banks		112	3,952
b	Nice Ltd.	Software		182	34,772

					158,453

	Italy 2.8%
	A2A SpA	Multi-Utilities		12,922	12,656
	Banca Mediolanum SpA	Diversified Financial Services		1,442	9,140
	Banco BPM SpA	Banks		10,556	27,859
	DiaSorin SpA	Health Care Equipment & Supplies		14	1,574
	Enel SpA	Electric Utilities		53,914	223,098
	Eni SpA	Oil, Gas & Consumable Fuels		12,320	131,676
	Ferrari NV	Automobiles		112	21,033
	FinecoBank Banca Fineco SpA	Banks		4,340	54,145
	Hera SpA	Multi-Utilities		5,908	12,652
a,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services		2,590	22,760
	Intesa Sanpaolo SpA	Banks		45,654	76,158
	Mediobanca Banca di Credito Finanziario SpA	Banks		5,012	39,575
	Moncler SpA	Textiles, Apparel & Luxury Goods		616	25,581
a,c	Poste Italiane SpA, 144A, Reg S	Insurance		3,262	24,894
	Prysmian SpA	Electrical Equipment		266	7,719
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals		756	27,914
	Snam SpA	Gas Utilities		15,134	61,469
	Terna – Rete Elettrica Nazionale	Electric Utilities		10,486	64,204
	UniCredit SpA	Banks		3,836	39,300
	UnipolSai Assicurazioni SpA	Insurance		3,304	6,894

					890,301

franklintempleton.com	Semiannual Report	51

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan 24.1%
ABC-Mart Inc.	Specialty Retail		155	$6,671
Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	4	9,797
Advantest Corp.	Semiconductors & Semiconductor Equipment		1,400	64,804
AEON Co. Ltd.	Food & Staples Retailing		400	7,471
AGC Inc.	Building Products		600	18,612
Air Water Inc.	Chemicals		700	8,260
Aisin Seiki Co. Ltd.	Auto Components		1,400	35,884
Asahi Group Holdings Ltd.	Beverages		700	21,685
Asahi Kasei Corp.	Chemicals		2,800	18,484
Astellas Pharma Inc.	Pharmaceuticals		5,370	71,120
Bridgestone Corp.	Auto Components		2,600	83,868
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		120	2,065
CANON Inc.	Technology Hardware, Storage & Peripherals		4,800	105,189
Capcom Co. Ltd.	Entertainment		579	14,561
Chubu Electric Power Co. Inc.	Electric Utilities		3,200	28,829
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		1,770	44,340
Concordia Financial Group Ltd.	Banks		1,400	4,323
CyberAgent Inc.	Media		2,800	23,561
Daifuku Co. Ltd.	Machinery		300	14,115
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		4,100	114,492
Daikin Industries Ltd.	Building Products		412	63,460
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		510	47,813
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		1,720	34,978
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	14	29,113
Daiwa Securities Group Inc.	Capital Markets		11,200	43,827
Denso Corp.	Auto Components		1,600	72,801
Dentsu Group Inc.	Media		100	2,839
Disco Corp.	Semiconductors & Semiconductor Equipment		230	50,848
East Japan Railway Co.	Road & Rail		420	21,533
Eisai Co. Ltd.	Pharmaceuticals		1,200	64,243
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		16,800	53,982
FANUC Corp.	Machinery		280	39,192
Fast Retailing Co. Ltd.	Specialty Retail		89	47,167
Fuji Electric Co. Ltd.	Electrical Equipment		100	3,655
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		150	6,849
Fujitsu Ltd.	IT Services		600	65,432
GLP J-Reit	Equity Real Estate Investment Trusts (REITs	)	17	18,803
GMO Payment Gateway Inc.	IT Services		340	23,372
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		100	4,283
Haseko Corp.	Household Durables		1,400	15,195
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		60	7,868
Hitachi Construction Machinery Co. Ltd.	Machinery		800	14,790
Hitachi Ltd.	Industrial Conglomerates		1,200	50,688
Honda Motor Co. Ltd.	Automobiles		6,000	130,036
Hoya Corp.	Health Care Equipment & Supplies		620	59,454
Hulic Co. Ltd.	Real Estate Management & Development		4,260	31,285
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		1,000	27,358
Iida Group Holdings Co. Ltd.	Household Durables		1,379	18,702
Isuzu Motors Ltd.	Automobiles		2,900	31,996
ITOCHU Corp.	Trading Companies & Distributors		2,120	51,277
ITOCHU Techno-Solutions Corp.	IT Services		600	14,052
Japan Exchange Group Inc.	Capital Markets		1,800	24,281
Japan Post Holdings Co. Ltd.	Insurance		8,800	58,225
Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	16,291
Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	24,747
Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	56	42,093
Japan Tobacco Inc.	Tobacco		8,140	133,506
JFE Holdings Inc.	Metals & Mining		4,200	38,911

52	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
JSR Corp.	Chemicals		600	$11,399
Kajima Corp.	Construction & Engineering		1,840	17,454
Kakaku.com Inc.	Interactive Media & Services		600	10,206
KAO Corp.	Personal Products		930	37,895
KDDI Corp.	Wireless Telecommunication Services		3,732	109,398
Keyence Corp.	Electronic Equipment, Instruments & Components		448	148,255
Kirin Holdings Co. Ltd.	Beverages		2,800	43,080
Koei Tecmo Holdings Co. Ltd.	Entertainment		986	16,178
Komatsu Ltd.	Machinery		2,100	37,881
Kubota Corp.	Machinery		600	8,307
Kyocera Corp.	Electronic Equipment, Instruments & Components		700	35,303
Kyowa Kirin Co. Ltd.	Pharmaceuticals		400	9,161
Kyushu Electric Power Co. Inc.	Electric Utilities		4,200	22,401
Kyushu Railway Co.	Road & Rail		800	17,272
Lasertec Corp.	Semiconductors & Semiconductor Equipment		560	56,853
Lawson Inc.	Food & Staples Retailing		350	11,462
LIXIL Group Corp.	Building Products		2,100	30,743
M3 Inc.	Health Care Technology		1,400	39,182
Marubeni Corp.	Trading Companies & Distributors		5,600	49,057
Marui Group Co. Ltd.	Multiline Retail		100	1,657
Minebea Mitsumi Inc.	Machinery		700	10,344
Mitsubishi Chemical Holdings Corp.	Chemicals		9,800	44,794
Mitsubishi Corp.	Trading Companies & Distributors		3,600	98,689
Mitsubishi Electric Corp.	Electrical Equipment		4,200	37,852
Mitsubishi Gas Chemical Co. Inc.	Chemicals		1,400	18,338
Mitsubishi Heavy Industries Ltd.	Machinery		500	16,602
Mitsubishi UFJ Financial Group Inc.	Banks		37,800	170,139
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		4,200	18,048
Mitsui & Co. Ltd.	Trading Companies & Distributors		2,100	44,816
Mitsui OSK Lines Ltd.	Marine		2,900	52,132
Mizuho Financial Group Inc.	Banks		9,000	97,154
MonotaRO Co. Ltd.	Trading Companies & Distributors		1,030	15,812
MS&AD Insurance Group Holdings Inc.	Insurance		2,580	68,375
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		1,970	90,262
NEC Corp.	IT Services		500	15,976
Nexon Co. Ltd.	Entertainment		150	2,645
NGK Spark Plug Co. Ltd.	Auto Components		1,400	24,780
Nidec Corp.	Electrical Equipment		1,400	78,635
Nihon M&A Center Inc.	Professional Services		2,380	27,344
Nintendo Co. Ltd.	Entertainment		5,880	237,808
Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	2	8,788
Nippon Paint Holdings Co. Ltd.	Chemicals		2,800	18,938
Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	4	8,746
Nippon Steel Corp.	Metals & Mining		3,300	45,746
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		1,557	42,016
Nippon Yusen KK	Marine		4,200	71,584
Nitto Denko Corp.	Chemicals		1,085	58,693
Nomura Holdings Inc.	Capital Markets		11,200	37,017
Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	16	17,653
Nomura Research Institute Ltd.	IT Services		1,030	25,262
NSK Ltd.	Machinery		1,400	6,838
Obayashi Corp.	Construction & Engineering		1,400	8,976
OBIC Co. Ltd.	IT Services		40	5,358
Olympus Corp.	Health Care Equipment & Supplies		2,200	42,231
Omron Corp.	Electronic Equipment, Instruments & Components		300	13,712
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		1,850	43,213
Open House Co. Ltd.	Household Durables		100	3,382
Oracle Corp. Japan	Software		70	3,724

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	ORIX Corp.	Diversified Financial Services		4,200	$58,860
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	14	17,894
	Otsuka Corp.	IT Services		600	18,757
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		900	28,503
	Panasonic Corp.	Household Durables		2,800	19,625
	Recruit Holdings Co. Ltd.	Professional Services		4,200	120,738
b	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		500	4,152
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		700	45,749
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		3,200	21,555
	SBI Holdings Inc.	Capital Markets		1,900	34,077
	Sega Sammy Holdings Inc.	Leisure Products		1,400	19,045
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		1,400	19,054
	Sekisui House Ltd.	Household Durables		2,300	38,152
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		1,800	72,201
	SG Holdings Co. Ltd.	Air Freight & Logistics		720	9,849
	Sharp Corp.	Household Durables		1,400	8,347
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		100	2,622
	SHIMANO Inc.	Leisure Products		183	28,750
	Shin-Etsu Chemical Co. Ltd.	Chemicals		840	83,161
	Shionogi & Co. Ltd.	Pharmaceuticals		383	18,493
	Shiseido Co. Ltd.	Personal Products		1,200	41,916
	Showa Denko K.K.	Chemicals		450	6,386
	Softbank Corp.	Wireless Telecommunication Services		21,000	209,862
	SoftBank Group Corp.	Wireless Telecommunication Services		1,800	60,935
	Sompo Holdings Inc.	Insurance		150	5,971
	Sony Corp.	Household Durables		2,600	166,801
	Square Enix Holdings Co. Ltd.	Entertainment		500	21,521
	Subaru Corp.	Automobiles		2,800	41,919
	Sumco Corp.	Semiconductors & Semiconductor Equipment		2,400	27,989
	Sumitomo Chemical Co. Ltd.	Chemicals		11,200	38,457
	Sumitomo Corp.	Trading Companies & Distributors		8,600	107,095
	Sumitomo Electric Industries Ltd.	Auto Components		1,400	14,160
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining		1,800	51,732
	Sumitomo Mitsui Financial Group Inc.	Banks		9,046	251,484
	Suzuki Motor Corp.	Automobiles		200	6,192
	Sysmex Corp.	Health Care Equipment & Supplies		392	21,037
	Taisei Corp.	Construction & Engineering		28	778
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals		10,200	265,456
	TDK Corp.	Electronic Equipment, Instruments & Components		1,700	52,323
	The Kansai Electric Power Co. Inc.	Electric Utilities		2,000	16,747
	Tokio Marine Holdings Inc.	Insurance		3,552	62,944
	Tokyo Century Corp.	Diversified Financial Services		300	9,555
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		756	186,460
	Toray Industries Inc.	Chemicals		2,800	13,769
	Toshiba Corp.	Industrial Conglomerates		800	28,453
	Tosoh Corp.	Chemicals		2,203	24,504
	Toyota Boshoku Corp.	Auto Components		500	6,121
	Toyota Industries Corp.	Auto Components		800	38,026
	Toyota Motor Corp.	Automobiles		29,030	376,250
	Trend Micro Inc.	Software		570	30,795
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	20	20,657
	USS Co. Ltd.	Specialty Retail		1,400	21,637
	Yamaha Motor Co. Ltd.	Automobiles		2,200	41,144
	YASKAWA Electric Corp.	Machinery		1,500	43,162
	Z Holdings Corp.	Interactive Media & Services		11,200	29,419
	Zozo Inc.	Internet & Direct Marketing Retail		480	9,597

					7,549,480

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	224	$13,412
	RTL Group SA	Media	280	8,926

				22,338

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	938	8,054

	Netherlands 4.6%
a,b	Adyen NV, 144A	IT Services	112	142,835
b	Argenx SE	Biotechnology	69	24,909
b	Argenx SE	Biotechnology	7	2,527
b	Argenx SE	Biotechnology	22	7,942
	ASM International NV	Semiconductors & Semiconductor Equipment	238	54,501
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,148	487,643
	ING Groep NV	Banks	19,586	169,962
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	798	20,431
	Koninklijke DSM NV	Chemicals	14	1,611
	Koninklijke KPN NV	Diversified Telecommunication Services	25,438	69,079
	Koninklijke Philips NV	Health Care Equipment & Supplies	2,758	43,230
	NN Group NV	Insurance	1,694	66,331
	Prosus NV	Internet & Direct Marketing Retail	2,212	116,952
	Shell PLC	Oil, Gas & Consumable Fuels	9,296	233,122

				1,441,075

	New Zealand 0.4%
	Contact Energy Ltd.	Electric Utilities	5,516	23,338
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,834	19,192
	Fletcher Building Ltd.	Building Products	5,992	16,405
	Mercury NZ Ltd.	Electric Utilities	3,500	11,285
	Meridian Energy Ltd.	Independent Power Producers & Energy Traders	8,610	23,377
	Spark New Zealand Ltd.	Diversified Telecommunication Services	13,720	38,804

				132,401

	Norway 1.2%
b	Adevinta ASA, B	Interactive Media & Services	1,134	6,764
	Aker ASA	Diversified Financial Services	168	10,884
	Aker BP ASA	Oil, Gas & Consumable Fuels	812	23,293
	DNB Bank ASA	Banks	6,762	107,258
	Equinor ASA	Oil, Gas & Consumable Fuels	196	6,441
	Gjensidige Forsikring ASA	Insurance	1,274	21,862
	Norsk Hydro ASA	Metals & Mining	3,724	20,108
	Orkla ASA	Food Products	4,270	31,034
	Salmar ASA	Food Products	420	14,153
	Schibsted ASA, A	Media	70	949
	Schibsted ASA, B	Media	126	1,586
	Storebrand ASA	Insurance	3,570	24,721
	Telenor ASA	Diversified Telecommunication Services	4,858	44,428
	TOMRA Systems ASA	Commercial Services & Supplies	1,246	21,997
	Yara International ASA	Chemicals	1,204	42,350

				377,828

	Poland 0.3%
	Bank Pekao SA	Banks	1,274	15,658
	LPP SA	Textiles, Apparel & Luxury Goods	9	14,204
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	2,352	25,496
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	6,342	28,044
	Powszechny Zaklad Ubezpieczen SA	Insurance	4,578	21,467

				104,869

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Portugal 0.3%
	EDP – Energias de Portugal SA	Electric Utilities		14,518	$63,148
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		3,402	32,741

					95,889

	Singapore 1.0%
	Ascendas REIT, A	Equity Real Estate Investment Trusts (REITs	)	23,800	44,618
	DBS Group Holdings Ltd., A	Banks		2,800	65,156
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	15,400	18,460
	Olam Group Ltd.	Food & Staples Retailing		8,400	7,669
	Oversea-Chinese Banking Corp. Ltd.	Banks		7,500	61,833
	Singapore Exchange Ltd.	Capital Markets		4,468	29,457
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		9,800	24,450
	United Overseas Bank Ltd.	Banks		2,000	36,462
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		1,938	22,191

					310,296

	Spain 2.0%
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		1,806	40,923
	Banco Bilbao Vizcaya Argentaria SA	Banks		10,976	49,682
a	Cellnex Telecom SA, 144A	Diversified Telecommunication Services		364	11,336
	Corporacion Mapfre SA	Insurance		7,378	11,492
	Enagas SA	Gas Utilities		1,904	29,545
	Endesa SA	Electric Utilities		2,240	33,838
	Iberdrola SA	Electric Utilities		16,968	159,279
	Industria de Diseno Textil SA	Specialty Retail		2,184	45,530
	Naturgy Energy Group SA	Gas Utilities		2,436	56,630
	Red Electrica Corp. SA	Electric Utilities		3,164	48,695
	Repsol SA	Oil, Gas & Consumable Fuels		3,276	37,886
	Telefonica SA	Diversified Telecommunication Services		26,166	86,539

					611,375

	Sweden 2.5%
	Assa Abloy AB, B	Building Products		742	14,021
	Atlas Copco AB, A	Machinery		3,612	34,110
	Atlas Copco AB, B	Machinery		2,212	18,589
	Axfood AB	Food & Staples Retailing		756	17,365
	Castellum AB	Real Estate Management & Development		406	4,579
	Electrolux AB, B	Household Durables		2,114	22,139
b	Embracer Group AB	Entertainment		3,808	22,802
	EQT AB	Capital Markets		1,946	38,420
	Ericsson, B	Communications Equipment		4,858	28,669
	Essity AB, B	Household Products		602	11,978
a,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		826	66,005
	Hennes & Mauritz AB, B	Specialty Retail		5,544	51,686
	Husqvarna AB, B	Household Durables		3,346	18,724
	Intrum AB	Commercial Services & Supplies		574	7,275
	Investor AB, A	Diversified Financial Services		84	1,298
	Investor AB, B	Diversified Financial Services		560	8,254
	Lifco AB, B	Industrial Conglomerates		1,512	21,282
	Nibe Industrier AB, B	Building Products		2,324	20,963
	Nordnet AB publ	Capital Markets		1,134	12,937
	Orron Energy AB	Oil, Gas & Consumable Fuels		910	1,638
	Samhallsbyggnadsbolaget i Norden AB	Real Estate Management & Development		8,848	9,699
	Samhallsbyggnadsbolaget i Norden AB, D	Real Estate Management & Development		1,232	1,857
	Securitas AB, B	Commercial Services & Supplies		2,857	19,978
a,b	Sinch AB, 144A	Software		1,162	1,576
	Skandinaviska Enskilda Banken AB, A	Banks		2,212	21,288

56	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Sweden (continued)
SKF AB, B	Machinery	462	$6,255
SSAB AB, A	Metals & Mining	1,624	7,236
SSAB AB, B	Metals & Mining	4,900	21,123
Svenska Handelsbanken AB, A	Banks	5,782	47,736
Swedbank AB, A	Banks	4,494	59,468
Swedish Match AB	Tobacco	2,436	24,146
Tele2 AB, B	Wireless Telecommunication Services	4,354	37,665
Telia Co. AB	Diversified Telecommunication Services	19,460	56,166
Vitrolife AB	Biotechnology	532	7,622
Volvo AB, A	Machinery	224	3,326
Volvo AB, B	Machinery	1,666	23,732

			771,607

Switzerland 10.5%
ABB Ltd.	Electrical Equipment	3,346	87,708
Alcon Inc.	Health Care Equipment & Supplies	84	4,962
Baloise Holding AG	Insurance	168	21,626
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,722	164,948
Geberit AG	Building Products	70	30,404
Givaudan AG	Chemicals	15	45,766
Holcim Ltd., B	Construction Materials	3,402	141,645
Julius Baer Group Ltd.	Capital Markets	1,078	47,643
Kuehne + Nagel International AG	Marine	322	66,085
Lonza Group AG	Life Sciences Tools & Services	210	103,757
Nestle SA	Food Products	6,860	746,323
Novartis AG	Pharmaceuticals	7,910	607,003
Partners Group Holding AG	Capital Markets	98	80,112
Roche Holding AG, Bearer	Pharmaceuticals	56	22,064
Roche Holding AG, Non-Voting	Pharmaceuticals	1,414	464,677
Schindler Holding AG, PC	Machinery	14	2,200
SGS SA	Professional Services	29	62,611
Sika AG	Chemicals	42	8,564
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,498	47,320
Straumann Holding AG	Health Care Equipment & Supplies	42	3,919
Swiss Life Holding AG	Insurance	98	43,661
Swiss Re AG	Insurance	1,960	145,688
Swisscom AG	Diversified Telecommunication Services	196	92,300
Temenos AG	Software	168	11,511
The Swatch Group AG	Textiles, Apparel & Luxury Goods	28	6,387
Zurich Insurance Group AG	Insurance	560	224,740

			3,283,624

United Kingdom 12.7%
3i Group PLC	Capital Markets	2,884	35,188
Abrdn PLC	Capital Markets	15,736	24,434
Admiral Group PLC	Insurance	1,932	41,290
Anglo American PLC	Metals & Mining	4,662	142,361
Ashtead Group PLC	Trading Companies & Distributors	364	16,603
AstraZeneca PLC	Pharmaceuticals	3,976	441,355
AVEVA Group PLC	Software	686	24,061
Aviva PLC	Insurance	20,104	87,120
B&M European Value Retail SA	Multiline Retail	6,706	22,914
BAE Systems PLC	Aerospace & Defense	7,952	70,109
Barratt Developments PLC	Household Durables	7,840	29,949
BP PLC	Oil, Gas & Consumable Fuels	25,802	124,745
British American Tobacco PLC	Tobacco	9,660	347,928
Burberry Group PLC	Textiles, Apparel & Luxury Goods	854	17,236
CK Hutchison Holdings Ltd., A	Real Estate Management & Development	7,500	41,465

franklintempleton.com	Semiannual Report	57

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Coca-Cola Europacific Partners PLC	Beverages		98	$4,177
a	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		3,248	7,454
b	Darktrace PLC	Software		2,618	8,624
	Diageo PLC	Beverages		3,864	163,801
	Direct Line Insurance Group PLC	Insurance		9,912	20,525
	Ferguson PLC	Trading Companies & Distributors		518	54,378
	GSK PLC	Pharmaceuticals		18,438	268,764
	Hargreaves Lansdown PLC	Capital Markets		966	9,351
	HSBC Holdings PLC	Banks		41,496	216,463
	Imperial Brands PLC	Tobacco		6,804	140,893
	Intermediate Capital Group PLC	Capital Markets		2,366	25,957
	J Sainsbury PLC	Food & Staples Retailing		13,258	25,796
	Kingfisher PLC	Specialty Retail		5,908	14,536
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	5,502	32,048
	Legal & General Group PLC	Insurance		43,190	104,381
	London Stock Exchange Group PLC	Capital Markets		602	51,261
	M&G PLC	Diversified Financial Services		18,424	34,254
	Mondi PLC	Paper & Forest Products		3,066	47,711
	National Grid PLC	Multi-Utilities		16,352	169,942
	Next PLC	Multiline Retail		182	9,754
b	Ocado Group PLC	Food & Staples Retailing		812	4,283
	Persimmon PLC	Household Durables		2,310	31,911
	Phoenix Group Holdings PLC	Insurance		6,328	37,213
	Reckitt Benckiser Group PLC	Household Products		1,680	112,073
	RELX PLC	Professional Services		3,416	83,968
	Royal Mail PLC	Air Freight & Logistics		6,202	12,770
	Schroders PLC	Capital Markets		1,152	5,006
	Severn Trent PLC	Water Utilities		1,778	46,742
	Smith & Nephew PLC	Health Care Equipment & Supplies		630	7,388
	SSE PLC	Electric Utilities		5,796	98,830
	St. James’s Place Capital PLC	Capital Markets		3,906	45,172
	Taylor Wimpey PLC	Household Durables		27,034	26,647
	Tesco PLC	Food & Staples Retailing		9,114	21,040
	The Sage Group PLC	Software		1,372	10,678
	Unilever PLC	Personal Products		7,154	316,965
	United Utilities Group PLC	Water Utilities		4,914	48,755
	Vodafone Group PLC	Wireless Telecommunication Services		170,240	192,167
b	Wise PLC, A	IT Services		392	2,891

					3,981,327

	United States 0.6%
	Stellantis NV	Automobiles		16,590	199,449

	Total Common Stocks (Cost $34,018,116)				30,982,383

	Preferred Stocks 0.4%
	Germany 0.4%
d	Bayerische Motoren Werke AG, 8.700%, pfd.	Automobiles		378	24,774
d	Porsche Automobil Holding SE, 4.402%, pfd.	Automobiles		448	25,525
d	Sartorius AG, 0.353%, pfd.	Health Care Equipment & Supplies		98	34,284
d	Volkswagen AG, 5.981%, pfd.	Automobiles		322	39,872

	Total Preferred Stocks (Cost $141,598)				124,455

58	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Right 0.0%†
	Sweden 0.0%†
b	Securitas AB, rts., 10/11/2022	Commercial Services & Supplies	8,008	$3,341

	Total Rights (Cost $3,331)			3,341

	Total Investments (Cost $34,163,045) 99.3%			31,110,179
	Other Assets, less Liabilities 0.7%			233,045

	Net Assets 100.0%			$31,343,224

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $454,429, representing 1.5% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $169,251, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	3	$249,090	12/16/22	$(921)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 110.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	59

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Core Dividend Tilt Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$36.29	$33.29		$23.32		$28.20	$28.22	$27.31

Income from investment operations[b]:

Net investment income[c]	0.45	1.03		0.92		1.04	0.95	0.86

Net realized and unrealized gains (losses)	(7.72)	2.98		9.95		(4.90)	(0.02)	1.03

Total from investment operations	(7.27)	4.01		10.87		(3.86)	0.93	1.89

Less distributions from net investment income	(0.52)	(1.01)		(0.90)		(1.02)	(0.95)	(0.98)

Net asset value, end of period	$28.50	$36.29		$33.29		$23.32	$28.20	$28.22

Total return[d]	(20.14)%	12.14%		47.20%		(14.34)%	3.51%	6.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%	0.45%		0.45%		0.45%	0.45%	0.75%	[f]

Expenses net of waiver and payments by affiliates	0.30%	0.45%		0.45%		0.45%	0.45%	0.45%	[f]

Net investment income	2.71%	2.92%		3.21%		3.60%	3.43%	3.05%

Supplemental data

Net assets, end of period (000’s)	$41,324	$30,851		$26,632		$18,653	$16,920	$16,933

Portfolio turnover rate[g]	110.97% [h]	28.73%	[h]	42.38%	[h]	19.79% [h]	25.75%	43.32%

aEffective August 1, 2022, Formerly, Franklin LibertyQ Global Dividend ETF was renamed Franklin U.S. Core Dividend Tilt Index ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	110.97%	27.86%	42.38%	19.79%

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Brazil 0.2%
a	MercadoLibre Inc.	Internet & Direct Marketing Retail		116	$96,023

	China 0.3%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment		667	98,389

	Ireland 0.1%
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals		783	41,679

	Peru 0.0%†
	Southern Copper Corp.	Metals & Mining		348	15,604

	Russia 0.0%†
b	Polymetal International PLC	Metals & Mining		4,860	—
b	Tatneft PAO	Oil, Gas & Consumable Fuels		15,990	—

					—

	United Kingdom 0.2%
a	Linde PLC	Chemicals		319	85,999

	United States 98.9%
	3M Co.	Industrial Conglomerates		2,349	259,564
	Abbott Laboratories	Health Care Equipment & Supplies		3,161	305,858
	AbbVie Inc.	Biotechnology		3,886	521,540
	Accenture PLC, A	IT Services		725	186,542
a	Adobe Inc.	Software		464	127,693
	Advance Auto Parts Inc.	Specialty Retail		29	4,534
a	Advanced Micro Devices Inc.	Semiconductors & Semiconductor Equipment		2,552	161,695
	AES Corp.	Independent Power Producers & Energy Traders		2,494	56,364
	Agilent Technologies Inc.	Life Sciences Tools & Services		87	10,575
a	agilon health Inc.	Health Care Providers & Services		174	4,075
	Air Products and Chemicals Inc.	Chemicals		841	195,726
a	Airbnb Inc., A	Hotels, Restaurants & Leisure		493	51,785
	Albemarle Corp.	Chemicals		29	7,669
	Alexandria Real Estate Equities Inc.	Equity Real Estate Investment Trusts (REITs	)	580	81,310
a	Align Technology Inc.	Health Care Equipment & Supplies		29	6,006
	Alliant Energy Corp.	Electric Utilities		406	21,514
	Ally Financial Inc.	Consumer Finance		1,276	35,511
a	Alnylam Pharmaceuticals Inc.	Biotechnology		58	11,609
a	Alphabet Inc., A	Interactive Media & Services		6,148	588,056
a	Alphabet Inc., C	Interactive Media & Services		5,626	540,940
	Altria Group Inc.	Tobacco		7,163	289,242
a	Amazon.com Inc.	Internet & Direct Marketing Retail		11,542	1,304,246
a	AMC Entertainment Holdings Inc., A	Entertainment		551	3,840
	Amcor PLC	Containers & Packaging		5,887	63,168
	American Electric Power Co. Inc.	Electric Utilities		1,044	90,254
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	522	112,073
	AmerisourceBergen Corp.	Health Care Providers & Services		174	23,547
	Amgen Inc.	Biotechnology		841	189,561
	Analog Devices Inc.	Semiconductors & Semiconductor Equipment		2,059	286,901
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs	)	1,559	26,748
	Apollo Global Management Inc.	Diversified Financial Services		1,450	67,425
	Apple Inc.	Technology Hardware, Storage & Peripherals		21,083	2,913,671
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,392	114,047
a	AppLovin Corp., A	Software		145	2,826
	AT&T Inc.	Diversified Telecommunication Services		23,664	363,006
a	Autodesk Inc.	Software		203	37,920
	Automatic Data Processing Inc.	IT Services		116	26,238
	AvalonBay Communities Inc.	Equity Real Estate Investment Trusts (REITs	)	522	96,147
	Avangrid Inc.	Electric Utilities		290	12,093
	Baker Hughes Co.	Energy Equipment & Services		638	13,372
	Bank of America Corp.	Banks		5,974	180,415

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Bank of New York Mellon Corp.	Capital Markets		1,392	$53,620
	Bath & Body Works Inc.	Specialty Retail		435	14,181
	Baxter International Inc.	Health Care Equipment & Supplies		522	28,115
	Becton Dickinson and Co.	Health Care Equipment & Supplies		116	25,848
	Best Buy Co. Inc.	Specialty Retail		754	47,758
a	Bill.com Holdings Inc.	Software		174	23,032
	BlackRock Inc.	Capital Markets		361	198,651
	Blackstone Inc.	Capital Markets		2,697	225,739
a	Block Inc.	IT Services		899	49,436
a	Booking Holdings Inc.	Hotels, Restaurants & Leisure		7	11,502
	Boston Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	522	39,134
	Bristol-Myers Squibb Co.	Pharmaceuticals		5,423	385,521
	Broadcom Inc.	Semiconductors & Semiconductor Equipment		986	437,794
	Broadridge Financial Solutions Inc.	IT Services		464	66,964
	Camden Property Trust	Equity Real Estate Investment Trusts (REITs	)	377	45,033
	Campbell Soup Co.	Food Products		870	40,994
	Cardinal Health Inc.	Health Care Providers & Services		1,073	71,548
	Carlyle Group Inc.	Capital Markets		580	14,987
	Caterpillar Inc.	Machinery		754	123,716
	Chevron Corp.	Oil, Gas & Consumable Fuels		3,016	433,309
	Cincinnati Financial Corp.	Insurance		406	36,365
	Cisco Systems Inc.	Communications Equipment		9,483	379,320
	Citigroup Inc.	Banks		6,612	275,522
	Citizens Financial Group Inc.	Banks		1,885	64,769
	Clorox Co.	Household Products		493	63,296
a	Cloudflare Inc., A	Software		609	33,684
	CMS Energy Corp.	Multi-Utilities		174	10,134
	Coca-Cola Co.	Beverages		8,845	495,497
	Cognex Corp.	Electronic Equipment, Instruments & Components		435	18,031
a	Coinbase Global Inc., A	Capital Markets		58	3,740
	Colgate-Palmolive Co.	Household Products		696	48,894
	Comcast Corp., A	Media		7,105	208,390
	Comerica Inc.	Banks		493	35,052
	Conagra Brands Inc.	Food Products		1,856	60,561
	Consolidated Edison Inc.	Multi-Utilities		1,276	109,430
	Corning Inc.	Electronic Equipment, Instruments & Components		3,074	89,207
	Costco Wholesale Corp.	Food & Staples Retailing		174	82,175
	Coterra Energy Inc., A	Oil, Gas & Consumable Fuels		1,914	49,994
a	Crowdstrike Holdings Inc., A	Software		406	66,913
	Crown Castle Inc.	Equity Real Estate Investment Trusts (REITs	)	1,682	243,133
	Cummins Inc.	Machinery		435	88,527
	CVS Health Corp.	Health Care Providers & Services		2,465	235,087
	Danaher Corp.	Life Sciences Tools & Services		435	112,356
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		464	58,612
a	Datadog Inc., A	Software		493	43,769
	Deere & Co.	Machinery		203	67,780
	Devon Energy Corp.	Oil, Gas & Consumable Fuels		2,494	149,964
	Digital Realty Trust Inc.	Equity Real Estate Investment Trusts (REITs	)	1,131	112,173
	Discover Financial Services	Consumer Finance		348	31,640
a	DocuSign Inc.	Software		406	21,709
	Dominion Energy Inc.	Multi-Utilities		2,494	172,360
a	DoorDash Inc., A	Internet & Direct Marketing Retail		493	24,379
	Dow Inc.	Chemicals		2,987	131,219
	Duke Energy Corp.	Electric Utilities		2,871	267,060
	Duke Realty Corp.	Equity Real Estate Investment Trusts (REITs	)	696	33,547
a	Dynatrace Inc.	Software		551	19,180
	Eastman Chemical Co.	Chemicals		522	37,088
	Eaton Corp. PLC	Electrical Equipment		957	127,626

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	eBay Inc.	Internet & Direct Marketing Retail		1,653	$60,847
	Edison International	Electric Utilities		1,479	83,682
	Eli Lilly & Co.	Pharmaceuticals		1,189	384,463
	Emerson Electric Co.	Electrical Equipment		928	67,948
a	Enphase Energy Inc.	Semiconductors & Semiconductor Equipment		261	72,420
	Entegris Inc.	Semiconductors & Semiconductor Equipment		232	19,261
	Entergy Corp.	Electric Utilities		783	78,793
a	EPAM Systems Inc.	IT Services		87	31,511
	Equinix Inc.	Equity Real Estate Investment Trusts (REITs	)	154	87,601
	Equity Residential	Equity Real Estate Investment Trusts (REITs	)	1,305	87,722
	Essex Property Trust Inc.	Equity Real Estate Investment Trusts (REITs	)	261	63,222
	Estee Lauder Cos Inc., A	Personal Products		174	37,567
a	Etsy Inc.	Internet & Direct Marketing Retail		203	20,326
	Evergy Inc.	Electric Utilities		899	53,401
	Eversource Energy	Electric Utilities		609	47,478
a	Exact Sciences Corp.	Biotechnology		232	7,538
	Exelon Corp.	Electric Utilities		725	27,159
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	522	90,155
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels		7,598	663,381
	Fastenal Co.	Trading Companies & Distributors		2,233	102,807
	Federal Realty Investment Trust	Equity Real Estate Investment Trusts (REITs	)	290	26,135
	Fidelity National Financial Inc.	Insurance		1,073	38,843
	Fidelity National Information Services Inc.	IT Services		58	4,383
	Fifth Third Bancorp	Banks		2,639	84,342
	FirstEnergy Corp.	Electric Utilities		2,175	80,475
	Ford Motor Co.	Automobiles		9,164	102,637
a	Fortinet Inc.	Software		435	21,372
	Franklin Resources Inc.	Capital Markets		1,102	23,715
	Freeport-McMoRan Inc.	Metals & Mining		406	11,096
	Garmin Ltd.	Household Durables		609	48,909
	General Dynamics Corp.	Aerospace & Defense		116	24,612
	General Mills Inc.	Food Products		435	33,325
	Genuine Parts Co.	Distributors		377	56,294
	Gilead Sciences Inc.	Biotechnology		4,843	298,765
	Goldman Sachs Group Inc.	Capital Markets		13	3,810
	Hasbro Inc.	Leisure Products		522	35,193
	Healthpeak Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	2,146	49,186
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals		5,133	61,493
	Honeywell International Inc.	Industrial Conglomerates		377	62,948
	HP Inc.	Technology Hardware, Storage & Peripherals		2,581	64,319
	Hubbell Inc., B	Electrical Equipment		174	38,802
a	HubSpot Inc.	Software		116	31,334
	Huntington Bancshares Inc.	Banks		5,365	70,711
	Illinois Tool Works Inc.	Machinery		783	141,449
a	Illumina Inc.	Life Sciences Tools & Services		174	33,197
a	Insulet Corp.	Health Care Equipment & Supplies		87	19,958
	Intel Corp.	Semiconductors & Semiconductor Equipment		13,108	337,793
	International Business Machines Corp.	IT Services		2,987	354,885
	International Flavors & Fragrances Inc.	Chemicals		986	89,558
	International Paper Co.	Containers & Packaging		1,479	46,884
	Interpublic Group of Cos Inc.	Media		1,566	40,090
	Intuit Inc.	Software		377	146,020
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies		87	16,307
	Invesco Ltd.	Capital Markets		1,247	17,084
	Iron Mountain Inc.	Equity Real Estate Investment Trusts (REITs	)	1,131	49,730
	Jefferies Financial Group Inc.	Capital Markets		725	21,388
	Johnson & Johnson	Pharmaceuticals		4,698	767,465
	JPMorgan Chase & Co.	Banks		4,263	445,483

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Juniper Networks Inc.	Communications Equipment		1,276	$33,329
	Kellogg Co.	Food Products		1,015	70,705
	KeyCorp.	Banks		3,538	56,679
	Kimberly-Clark Corp.	Household Products		1,363	153,392
	Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs	)	2,378	43,779
	Kinder Morgan Inc.	Oil, Gas & Consumable Fuels		7,830	130,291
	KKR & Co. Inc.	Capital Markets		580	24,940
	KLA Corp.	Semiconductors & Semiconductor Equipment		493	149,197
	Kraft Heinz Co.	Food Products		2,900	96,715
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		319	116,754
	Lear Corp.	Auto Components		232	27,768
	Lincoln National Corp.	Insurance		609	26,741
	Lockheed Martin Corp.	Aerospace & Defense		319	123,227
	Lowe’s Cos Inc.	Specialty Retail		435	81,697
	Lumen Technologies Inc.	Diversified Telecommunication Services		3,828	27,868
	LyondellBasell Industries NV, A	Chemicals		1,044	78,592
	M&T Bank Corp.	Banks		493	86,926
	MarketAxess Holdings Inc.	Capital Markets		87	19,357
	Marvell Technology Inc.	Semiconductors & Semiconductor Equipment		1,450	62,219
	Mastercard Inc., A	IT Services		783	222,638
a	Match Group Inc.	Interactive Media & Services		174	8,309
	Medtronic PLC	Health Care Equipment & Supplies		2,871	231,833
	Merck & Co. Inc.	Pharmaceuticals		5,916	509,486
a	Meta Platforms Inc., A	Interactive Media & Services		2,929	397,407
	MetLife Inc.	Insurance		2,175	132,196
	Microchip Technology Inc.	Semiconductors & Semiconductor Equipment		2,204	134,510
	Micron Technology Inc.	Semiconductors & Semiconductor Equipment		1,044	52,304
	Microsoft Corp.	Software		10,411	2,424,722
	Mid-America Apartment Communities Inc.	Equity Real Estate Investment Trusts (REITs	)	435	67,455
a	Moderna Inc.	Biotechnology		174	20,576
	Mondelez International Inc., A	Food Products		58	3,180
a	MongoDB Inc.	IT Services		203	40,308
	Monolithic Power Systems Inc.	Semiconductors & Semiconductor Equipment		174	63,232
	Morgan Stanley	Capital Markets		3,132	247,459
	MSCI Inc.	Capital Markets		261	110,087
	NetApp Inc.	Technology Hardware, Storage & Peripherals		899	55,603
a	Netflix Inc.	Entertainment		609	143,383
	Newell Brands Inc.	Household Durables		1,479	20,543
	Newmont Corp.	Metals & Mining		2,755	115,793
	NextEra Energy Inc.	Electric Utilities		1,015	79,586
	NIKE Inc., B	Textiles, Apparel & Luxury Goods		1,276	106,061
	NiSource Inc.	Multi-Utilities		1,421	35,795
	Northern Trust Corp.	Capital Markets		783	66,993
	NortonLifeLock Inc.	Software		638	12,849
	NRG Energy Inc.	Electric Utilities		928	35,515
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment		3,799	461,161
a	Okta Inc.	IT Services		290	16,492
	Omnicom Group Inc.	Media		812	51,229
a	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment		580	36,151
	ONEOK Inc.	Oil, Gas & Consumable Fuels		1,769	90,644
	Oracle Corp.	Software		2,291	139,911
	Packaging Corp. of America	Containers & Packaging		348	39,077
a	Palantir Technologies Inc., A	Software		4,814	39,138
a	Palo Alto Networks Inc.	Software		207	33,905
	Paychex Inc.	IT Services		1,189	133,418
a	PayPal Holdings Inc.	IT Services		1,392	119,809
	PepsiCo Inc.	Beverages		3,103	506,596
	PerkinElmer Inc.	Life Sciences Tools & Services		145	17,448

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Pfizer Inc.	Pharmaceuticals		10,353	$453,047
	Philip Morris International Inc.	Tobacco		4,466	370,723
	Phillips 66	Oil, Gas & Consumable Fuels		1,595	128,748
	Pinnacle West Capital Corp.	Electric Utilities		435	28,062
a	Pinterest Inc., A	Interactive Media & Services		1,769	41,218
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels		957	207,219
a	Plug Power Inc.	Electrical Equipment		1,189	24,981
	PNC Financial Services Group Inc.	Banks		1,595	238,325
	PPG Industries Inc.	Chemicals		551	60,990
	PPL Corp.	Electric Utilities		2,900	73,515
	Principal Financial Group Inc.	Insurance		899	64,863
	Prologis Inc.	Equity Real Estate Investment Trusts (REITs	)	609	61,874
	Prudential Financial Inc.	Insurance		1,479	126,869
	Public Service Enterprise Group Inc.	Multi-Utilities		1,827	102,732
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	435	127,372
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment		2,668	301,431
	Raytheon Technologies Corp.	Aerospace & Defense		1,682	137,689
	Realty Income Corp.	Equity Real Estate Investment Trusts (REITs	)	2,465	143,463
	Regency Centers Corp.	Equity Real Estate Investment Trusts (REITs	)	609	32,795
	Regions Financial Corp.	Banks		3,596	72,172
	ResMed Inc.	Health Care Equipment & Supplies		87	18,992
	Rockwell Automation Inc.	Electrical Equipment		319	68,620
a	Roku Inc.	Entertainment		319	17,992
	Ross Stores Inc.	Specialty Retail		203	17,107
	S&P Global Inc.	Capital Markets		145	44,276
a	Salesforce Inc.	Software		957	137,655
a	ServiceNow Inc.	Software		261	98,556
	Sherwin-Williams Co.	Chemicals		58	11,876
	Simon Property Group Inc.	Real Estate Investment Trusts (REITs	)	1,305	117,124
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		638	54,402
a	Snap Inc., A	Interactive Media & Services		1,537	15,093
	Snap-on Inc.	Machinery		203	40,874
a	Snowflake Inc., A	IT Services		493	83,790
a	SolarEdge Technologies Inc.	Semiconductors & Semiconductor Equipment		58	13,425
	Southern Co.	Electric Utilities		4,060	276,080
a	Splunk Inc.	Software		58	4,362
	Stanley Black & Decker Inc.	Machinery		609	45,803
	Starbucks Corp.	Hotels, Restaurants & Leisure		2,871	241,910
	State Street Corp.	Capital Markets		1,392	84,648
	Synchrony Financial	Consumer Finance		1,334	37,605
	Sysco Corp.	Food & Staples Retailing		406	28,708
	T Rowe Price Group Inc.	Capital Markets		899	94,404
	Tapestry Inc.	Textiles, Apparel & Luxury Goods		1,015	28,856
	Target Corp.	Multiline Retail		667	98,976
	Teradyne Inc.	Semiconductors & Semiconductor Equipment		203	15,255
a	Tesla Inc.	Automobiles		3,306	876,916
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		2,552	394,999
	The Home Depot Inc.	Specialty Retail		1,450	400,113
	The J.M. Smucker Co.	Food Products		174	23,909
	The Procter & Gamble Co.	Household Products		3,393	428,366
	The Progressive Corp.	Insurance		377	43,811
	The TJX Cos Inc.	Specialty Retail		435	27,022
	Thermo Fisher Scientific Inc.	Life Sciences Tools & Services		319	161,794
a	T-Mobile US Inc.	Wireless Telecommunication Services		58	7,782
	Tractor Supply Co.	Specialty Retail		203	37,734
a	Trade Desk Inc., A	Software		870	51,983
	Truist Financial Corp.	Banks		5,133	223,491
a	Twilio Inc., A	IT Services		319	22,056

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Twitter Inc.	Interactive Media & Services		638	$27,970
a	Uber Technologies Inc.	Road & Rail		1,769	46,879
	UDR Inc.	Equity Real Estate Investment Trusts (REITs	)	1,131	47,174
	UGI Corp.	Gas Utilities		841	27,190
a	UiPath Inc., A	Software		1,305	16,456
	Union Pacific Corp.	Road & Rail		638	124,295
	United Parcel Service Inc., B	Air Freight & Logistics		1,624	262,341
	UnitedHealth Group Inc.	Health Care Providers & Services		1,044	527,262
a	Unity Software Inc.	Software		696	22,175
	US Bancorp	Banks		5,191	209,301
	Vail Resorts Inc.	Hotels, Restaurants & Leisure		145	31,268
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		493	52,677
a	Veeva Systems Inc., A	Health Care Technology		58	9,563
	Ventas Inc.	Equity Real Estate Investment Trusts (REITs	)	1,566	62,906
	Verizon Communications Inc.	Diversified Telecommunication Services		11,194	425,036
	VF Corp.	Textiles, Apparel & Luxury Goods		1,247	37,298
	ViacomCBS Inc., B	Media		2,523	48,038
	Viatris Inc.	Pharmaceuticals		4,727	40,274
	VICI Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	3,770	112,534
	Visa Inc., A	IT Services		1,479	262,744
	Vistra Corp.	Independent Power Producers & Energy Traders		1,682	35,322
	Vornado Realty Trust	Equity Real Estate Investment Trusts (REITs	)	580	13,433
	Walgreens Boots Alliance Inc.	Food & Staples Retailing		2,784	87,418
	Walmart Inc.	Food & Staples Retailing		1,015	131,645
a	Walt Disney Co.	Media		667	62,918
	Watsco Inc.	Trading Companies & Distributors		116	29,865
	WEC Energy Group Inc.	Multi-Utilities		464	41,496
	Wells Fargo & Co.	Banks		3,654	146,964
	Welltower Inc.	Equity Real Estate Investment Trusts (REITs	)	1,740	111,917
	Weyerhaeuser Co.	Equity Real Estate Investment Trusts (REITs	)	3,016	86,137
	Whirlpool Corp.	Household Durables		232	31,276
	Williams Companies Inc.	Oil, Gas & Consumable Fuels		5,133	146,958
a	Workday Inc., A	Software		174	26,486
	WP Carey Inc.	Equity Real Estate Investment Trusts (REITs	)	725	50,605
a	Zillow Group Inc., C	Real Estate Management & Development		203	5,808
	Zions Bancorp NA	Banks		435	22,124
a	Zoom Video Communications Inc., A	Software		319	23,475
a	ZoomInfo Technologies Inc., A	Interactive Media & Services		319	13,290
a	Zscaler Inc.	Software		203	33,367

					40,848,959

	Total Investments (Cost $46,849,813) 99.7%				41,186,653
	Other Assets, less Liabilities 0.3%				137,800

	Net Assets 100.0%				$41,324,453

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

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FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Core Dividend Tilt Index ETF (continued)

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	6	$108,045	12/16/22	$(10,481)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 110.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Large Cap Multifactor Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$44.86	$40.04		$27.61		$31.41	$28.51	$25.44

Income from investment operations[c]:

Net investment income[d]	0.42	0.77		0.72		0.76	0.66	0.53

Net realized and unrealized gains (losses)	(8.30)	4.89		12.49		(3.89)	2.71	2.98

Total from investment operations	(7.88)	5.66		13.21		(3.13)	3.37	3.51

Less distributions from net investment income	(0.40)	(0.84)		(0.78)		(0.67)	(0.47)	(0.44)

Net asset value, end of period	$36.58	$44.86		$40.04		$27.61	$31.41	$28.51

Total return[e]	(17.61)%	14.19%		48.22%		(10.27)%	11.97%	13.84%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.15%	0.15%		0.15%		0.18%	0.25%	0.32%	[g]

Expenses net of waiver and payments by affiliates	0.15%	0.15%		0.15%		0.18%	0.25%	0.25%	[g]

Net investment income	2.05%	1.77%		2.06%		2.32%	2.20%	2.10%

Supplemental data

Net assets, end of period (000’s)	$863,305	$966,737		$1,353,407		$1,311,583	$1,008,255	$108,326

Portfolio turnover rate[h]	28.49% [i]	68.37%	[i]	25.05%	[i]	19.44% [i]	18.04%	20.80%

aEffective August 1, 2022, Formerly, Franklin LibertyQ U.S. Equity ETF was renamed Franklin U.S. Large Cap Multifactor Index ETF.

bFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

hPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[i] Portfolio turnover rate excluding cash creations was as follows:	28.49%	68.37%	25.05%	19.44%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 5.2%
a	Alphabet Inc., A	140,184	$13,408,600
	AT&T Inc.	569,704	8,739,259
	Lumen Technologies Inc.	115,640	841,859
a	Meta Platforms Inc., A	47,672	6,468,137
	Nexstar Media Group Inc.	5,192	866,285
	Omnicom Group Inc.	19,352	1,220,918
	Verizon Communications Inc.	322,848	12,258,539
	World Wrestling Entertainment Inc., A	13,688	960,487

			44,764,084

	Consumer Discretionary 11.6%
a	Amazon.com Inc.	151,512	17,120,856
a	AutoNation Inc.	7,552	769,322
a	AutoZone Inc.	2,360	5,054,955
	Choice Hotels International Inc.	8,024	878,788
	D.R. Horton Inc.	28,792	1,939,141
	Dick’s Sporting Goods Inc.	9,912	1,037,192
	Dollar General Corp.	12,744	3,056,776
a	Dollar Tree Inc.	20,768	2,826,525
	Genuine Parts Co.	14,632	2,184,850
a	Grand Canyon Education Inc.	11,328	931,728
	H&R Block Inc.	27,376	1,164,575
	Kohl’s Corp.	33,040	830,956
	Lennar Corp., A	23,128	1,724,192
	Lithia Motors Inc.	3,304	708,873
	LKQ Corp.	17,464	823,428
	Lowe’s Cos Inc.	60,888	11,435,375
	Macy’s Inc.	54,280	850,568
a	Mattel Inc.	42,480	804,571
	McDonald’s Corp.	54,752	12,633,477
a	NVR Inc.	250	996,770
a	O’Reilly Automotive Inc.	7,080	4,979,718
	Penske Automotive Group Inc.	8,024	789,802
	PulteGroup Inc.	24,072	902,700
	Service Corp. International/US	16,520	953,865
	Tapestry Inc.	28,792	818,557
	Tempur Sealy International Inc.	36,344	877,344
a	Tesla Inc.	61,764	16,382,901
	Toll Brothers Inc.	21,240	892,080
a	Ulta Beauty Inc.	4,076	1,635,250
	Williams-Sonoma Inc.	8,496	1,001,254
	Yum! Brands Inc.	26,904	2,860,971

			99,867,360

	Consumer Staples 5.9%
	Altria Group Inc.	201,072	8,119,287
	Archer-Daniels-Midland Co.	60,888	4,898,440
a	BJ’s Wholesale Club Holdings Inc.	12,744	927,891
	Bunge Ltd.	12,744	1,052,272
	Costco Wholesale Corp.	28,466	13,443,638
	General Mills Inc.	57,112	4,375,350
	Philip Morris International Inc.	134,048	11,127,325
	The Hershey Co.	14,160	3,121,855
	Tyson Foods Inc., A	26,432	1,742,662
	Walgreens Boots Alliance Inc.	63,248	1,985,987

			50,794,707

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Energy 7.8%
a	Antero Resources Corp.	23,600	$720,508
	Chevron Corp.	106,672	15,325,566
	ConocoPhillips	115,168	11,786,293
	Coterra Energy Inc., A	80,240	2,095,869
	Devon Energy Corp.	66,552	4,001,772
	EOG Resources Inc.	54,752	6,117,441
	Exxon Mobil Corp.	148,680	12,981,251
	HF Sinclair Corp.	17,936	965,674
	Marathon Oil Corp.	36,816	831,305
	Marathon Petroleum Corp.	24,544	2,437,955
	Ovintiv Inc.	17,464	803,344
	PDC Energy Inc.	13,688	791,030
	Pioneer Natural Resources Co.	23,128	5,007,906
	Valero Energy Corp.	30,208	3,227,725

			67,093,639

	Financials 4.3%
	American International Group Inc.	55,696	2,644,446
	Arthur J Gallagher & Co.	10,384	1,777,948
	Assured Guaranty Ltd.	18,408	891,868
	Axis Capital Holdings Ltd.	17,936	881,554
a	Berkshire Hathaway Inc., B	33,984	9,074,408
a	Brighthouse Financial Inc.	19,824	860,758
	Capital One Financial Corp.	35,400	3,262,818
a	Credit Acceptance Corp.	1,692	741,096
	Erie Indemnity Co., A	4,248	944,373
	FactSet Research Systems Inc.	2,162	865,038
	First Horizon Corp.	50,976	1,167,350
	Lazard Ltd., A	25,960	826,307
	LPL Financial Holdings Inc.	4,248	928,103
	MGIC Investment Corp.	65,608	841,095
	Principal Financial Group Inc.	12,744	919,480
	Rithm Capital Corp.	99,592	729,013
	Starwood Property Trust Inc.	41,064	748,186
	Synchrony Financial	49,088	1,383,791
	The Progressive Corp.	43,896	5,101,154
	Unum Group	30,208	1,172,070
	W R Berkley Corp.	18,408	1,188,789

			36,949,645

	Health Care 20.2%
	AbbVie Inc.	111,864	15,013,267
	Amgen Inc.	51,448	11,596,379
	Becton Dickinson and Co.	25,488	5,679,491
	Bristol-Myers Squibb Co.	188,328	13,388,238
	Cardinal Health Inc.	26,904	1,793,959
a	Centene Corp.	55,696	4,333,706
	Chemed Corp.	1,922	839,068
	Cigna Corp.	32,568	9,036,643
	Elevance Health Inc.	25,430	11,551,323
	Eli Lilly & Co.	51,448	16,635,711
	HCA Healthcare Inc.	19,824	3,643,453
a	Hologic Inc.	17,936	1,157,231
	Humana Inc.	6,136	2,977,126
	Johnson & Johnson	74,104	12,105,629
	Merck & Co. Inc.	169,920	14,633,510
a	Molina Healthcare Inc.	5,192	1,712,529
	Organon & Co.	33,040	773,136

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Pfizer Inc.	342,200	$14,974,672
	Premier Inc., A	26,904	913,122
	Quest Diagnostics Inc.	11,328	1,389,832
a	Regeneron Pharmaceuticals Inc.	10,384	7,153,226
a	United Therapeutics Corp.	5,192	1,087,101
	UnitedHealth Group Inc.	28,320	14,302,733
a	Vertex Pharmaceuticals Inc.	28,320	8,199,773

			174,890,858

	Industrials 7.5%
	Allison Transmission Holdings Inc.	25,488	860,475
a	Avis Budget Group Inc.	5,664	840,877
a	Builders FirstSource Inc.	18,880	1,112,410
	C.H. Robinson Worldwide Inc.	12,272	1,181,916
	Carlisle Companies Inc.	5,664	1,588,242
	Crane Holdings Co.	9,912	867,697
	Cummins Inc.	6,608	1,344,794
	Curtiss-Wright Corp.	6,136	853,886
a	FTI Consulting Inc.	5,664	938,581
	General Dynamics Corp.	25,016	5,307,645
	Hubbell Inc., B	4,720	1,052,560
	Huntington Ingalls Industries Inc.	4,720	1,045,480
	Knight-Swift Transportation Holdings Inc.	19,352	946,893
	Leidos Holdings Inc.	13,216	1,156,004
	Lockheed Martin Corp.	27,335	10,559,237
	MSC Industrial Direct Co. Inc., A	11,800	859,158
	Nielsen Holdings PLC	33,512	928,953
	Northrop Grumman Corp.	16,614	7,813,897
	Owens Corning	11,800	927,598
	PACCAR Inc.	32,096	2,686,114
	Quanta Services Inc.	7,080	901,921
	Republic Services Inc.	10,384	1,412,639
	Rollins Inc.	26,904	933,031
	Ryder System Inc.	12,272	926,413
	Schneider National Inc., B	41,064	833,599
	Snap-on Inc.	4,248	855,335
	United Parcel Service Inc., B	65,136	10,522,069
	W.W. Grainger Inc.	4,755	2,326,098
	Waste Management Inc.	21,712	3,478,480

			65,062,002

	Information Technology 31.8%
a	Alphabet Inc., C	126,496	12,162,590
	Amdocs Ltd.	15,104	1,200,013
	Amphenol Corp., A	51,920	3,476,563
	Apple Inc.	446,040	61,642,728
	Applied Materials Inc.	78,352	6,419,379
a	Arista Networks Inc.	25,488	2,877,340
a	Arrow Electronics Inc.	8,968	826,760
	Automatic Data Processing Inc.	21,712	4,911,037
	Avnet Inc.	20,768	750,140
	Booz Allen Hamilton Holding Corp.	9,912	915,373
	Broadcom Inc.	28,090	12,472,241
a	CACI International Inc., A	3,304	862,542
a	Cadence Design Systems Inc.	22,184	3,625,531
a	Cirrus Logic Inc.	12,272	844,314
	Cisco Systems Inc.	307,272	12,290,880
	Corning Inc.	70,800	2,054,616

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Dell Technologies Inc., C	29,264	$999,951
a	Fortinet Inc.	60,888	2,991,428
a	Gartner Inc.	4,248	1,175,379
	Hewlett Packard Enterprise Co.	143,488	1,718,986
	HP Inc.	123,664	3,081,707
	Intel Corp.	367,216	9,463,156
	International Business Machines Corp.	92,984	11,047,429
	Jabil Inc.	16,048	926,130
	Jack Henry & Associates Inc.	6,608	1,204,440
	KLA Corp.	15,104	4,570,924
	Lam Research Corp.	12,544	4,591,104
a	Manhattan Associates Inc.	6,608	879,062
	Mastercard Inc., A	49,560	14,091,890
	Microsoft Corp.	194,464	45,290,666
	Motorola Solutions Inc.	8,024	1,797,135
	National Instruments Corp.	23,600	890,664
	NetApp Inc.	21,240	1,313,694
a	ON Semiconductor Corp.	46,256	2,883,137
a	Palo Alto Networks Inc.	26,236	4,297,195
	Paychex Inc.	32,096	3,601,492
a	Pure Storage Inc., A	32,568	891,386
	QUALCOMM Inc.	96,760	10,931,945
	Science Applications International Corp.	10,384	918,257
	Switch Inc., A	27,376	922,298
a	Synopsys Inc.	11,800	3,605,018
	Texas Instruments Inc.	78,352	12,127,323
	Western Union Co.	65,136	879,336

			274,423,179

	Materials 1.8%
	CF Industries Holdings Inc.	21,240	2,044,350
a	Cleveland-Cliffs Inc.	55,224	743,867
	Graphic Packaging Holding Co.	43,424	857,190
	Louisiana-Pacific Corp.	17,464	893,982
	LyondellBasell Industries NV, A	25,016	1,883,204
	Mosaic Co.	36,344	1,756,506
	Nucor Corp.	26,904	2,878,459
	Packaging Corp. of America	8,968	1,007,017
	Reliance Steel & Aluminum Co.	6,136	1,070,180
	Sonoco Products Co.	15,104	856,850
	Steel Dynamics Inc.	19,352	1,373,024
	United States Steel Corp.	39,648	718,422

			16,083,051

	Real Estate 2.6%
	EPR Properties	21,712	778,592
	Extra Space Storage Inc.	12,744	2,201,016
	Gaming and Leisure Properties Inc.	25,488	1,127,589
	Kimco Realty Corp.	59,000	1,086,190
	Life Storage Inc.	8,968	993,296
	Medical Properties Trust Inc.	64,192	761,317
	National Retail Properties Inc.	22,656	903,068
	Omega Healthcare Investors Inc.	33,512	988,269
	Public Storage	16,048	4,699,015
	Realty Income Corp.	47,672	2,774,511
	SL Green Realty Corp.	21,240	852,998
	STORE Capital Corp.	34,928	1,094,294
	VICI Properties Inc.	94,400	2,817,840

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Large Cap Multifactor Index ETF (continued)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
WP Carey Inc.	20,296	$1,416,661

		22,494,656

Utilities 1.1%
Consolidated Edison Inc.	34,456	2,954,946
National Fuel Gas Co.	13,216	813,445
NRG Energy Inc.	28,792	1,101,870
OGE Energy Corp.	24,072	877,665
Southern Co.	53,336	3,626,848

		9,374,774

Total Common Stocks (Cost $950,184,166)		861,797,955

Total Investments (Cost $950,184,166) 99.8%		861,797,955
Other Assets, less Liabilities 0.2%		1,506,917

Net Assets 100.0%		$863,304,872

aNon-income producing.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	6	$1,080,450	12/16/22	$(86,762)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 110.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Mid Cap Multifactor Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[b]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$44.90	$40.84		$24.94		$30.32	$27.70	$25.51

Income from investment operations[c]:

Net investment income[d]	0.35	0.54		0.45		0.50	0.47	0.38

Net realized and unrealized gains (losses)	(7.54)	4.03		15.86		(5.41)	2.53	2.18

Total from investment operations	(7.19)	4.57		16.31		(4.91)	3.00	2.56

Less distributions from net investment income	(0.28)	(0.51)		(0.41)		(0.47)	(0.38)	(0.37)

Net asset value, end of period	$37.43	$44.90		$40.84		$24.94	$30.32	$27.70

Total return[e]	(16.04)%	11.18%		65.69%		(16.50)%	10.92%	10.09%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.30%	0.30%		0.30%		0.30%	0.30%	0.99%	[g]

Expenses net of waiver and payments by affiliates	0.30%	0.30%		0.30%		0.30%	0.30%	0.30%	[g]

Net investment income	1.67%	1.21%		1.30%		1.60%	1.65%	1.58%

Supplemental data

Net assets, end of period (000’s)	$65,503	$62,855		$36,759		$13,718	$10,612	$2,770

Portfolio turnover rate[h]	15.58% [i]	22.76%	[i]	25.02%	[i]	24.20% [i]	23.49%	36.21%

aEffective August 1, 2022, Formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF was renamed Franklin U.S. Mid Cap Multifactor Index ETF.

bFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

hPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[i]Portfolio turnover rate excluding cash creations was as follows:	15.58%	22.76%	25.02%	24.20%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF

		Shares	Value
	Common Stocks 100.7%
	Communication Services 2.5%
	Electronic Arts Inc.	4,095	$473,832
	Lumen Technologies Inc.	34,650	252,252
	Omnicom Group Inc.	7,525	474,752
a,b	Playtika Holding Corp.	3,150	29,579
	ViacomCBS Inc., B	15,540	295,882
	World Wrestling Entertainment Inc., A	1,505	105,606

			1,631,903

	Consumer Discretionary 16.3%
	Advance Auto Parts Inc.	2,030	317,370
a	AutoNation Inc.	1,260	128,356
a	AutoZone Inc.	365	781,804
	Bath & Body Works Inc.	7,560	246,456
	Best Buy Co. Inc.	8,155	516,538
	Brunswick Corp.	1,995	130,573
	Carter’s Inc.	1,540	100,916
	Choice Hotels International Inc.	490	53,665
	Columbia Sportswear Co.	1,085	73,021
	D.R. Horton Inc.	4,830	325,300
	Dick’s Sporting Goods Inc.	2,310	241,718
a	Dollar Tree Inc.	4,690	638,309
	Gap Inc.	2,975	24,425
	Garmin Ltd.	5,005	401,952
	Genuine Parts Co.	4,655	695,085
	H&R Block Inc.	7,280	309,691
	Hanesbrands Inc.	13,055	90,863
	Hasbro Inc.	4,095	276,085
	Kohl’s Corp.	2,100	52,815
a	Leslie’s Inc.	3,745	55,089
	LKQ Corp.	7,420	349,853
	Macy’s Inc.	5,075	79,525
a	Mattel Inc.	10,080	190,915
	Newell Brands Inc.	10,185	141,470
	Nordstrom Inc.	1,820	30,449
a	Ollie’s Bargain Outlet Holdings Inc.	1,855	95,718
a	O’Reilly Automotive Inc.	1,179	829,250
	Penske Automotive Group Inc.	1,050	103,351
	Polaris Inc.	1,855	177,431
	Pool Corp.	1,462	465,223
	PulteGroup Inc.	3,500	131,250
	Ralph Lauren Corp.	735	62,424
a	Skechers USA Inc., A	1,960	62,171
	Tapestry Inc.	9,275	263,688
	Tempur Sealy International Inc.	7,175	173,204
	Thor Industries Inc.	805	56,334
	Tractor Supply Co.	3,990	741,661
a	Ulta Beauty Inc.	805	322,958
	VF Corp.	5,145	153,887
a	Victoria’s Secret & Co.	2,975	86,632
	Whirlpool Corp.	1,925	259,509
	Williams-Sonoma Inc.	3,010	354,728
a	YETI Holdings Inc.	2,205	62,887

			10,654,549

	Consumer Staples 8.1%
	Albertsons Cos Inc.	5,565	138,346
a	BJ’s Wholesale Club Holdings Inc.	2,275	165,643
	Bunge Ltd.	3,710	306,335

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Campbell Soup Co.	6,405	$301,804
	Casey’s General Stores Inc.	910	184,293
	Church & Dwight Co. Inc.	8,260	590,094
	Clorox Co.	4,480	575,187
	Flowers Foods Inc.	7,840	193,570
	Kellogg Co.	8,925	621,716
	The Hershey Co.	3,535	779,361
	The J.M. Smucker Co.	3,850	529,029
	The Kroger Co.	14,035	614,031
	Tyson Foods Inc., A	4,165	274,598

			5,274,007

	Energy 1.5%
	Antero Midstream Corp.	10,010	91,892
	Chesapeake Energy Corp.	1,925	181,354
	Ovintiv Inc.	4,235	194,810
	PDC Energy Inc.	1,435	82,928
	Range Resources Corp.	3,745	94,599
a	Southwestern Energy Co.	16,765	102,602
	Texas Pacific Land Corp.	147	261,253

			1,009,438

	Financials 9.3%
	Affiliated Managers Group Inc.	1,470	164,419
	Allstate Corp.	4,515	562,253
	Ally Financial Inc.	11,270	313,644
	Assured Guaranty Ltd.	980	47,481
	Brown & Brown Inc.	8,225	497,448
	Cincinnati Financial Corp.	5,845	523,537
	CNA Financial Corp.	910	33,579
a	Credit Acceptance Corp.	287	125,706
	Discover Financial Services	6,615	601,436
	Erie Indemnity Co., A	805	178,960
	Evercore Inc., A	1,295	106,514
	Everest Re Group Ltd.	595	156,152
	FactSet Research Systems Inc.	1,540	616,169
	First American Financial Corp.	3,710	171,031
	Globe Life Inc.	3,115	310,565
	Hanover Insurance Group Inc.	1,120	143,517
	Janus Henderson Group PLC	4,060	82,459
	MGIC Investment Corp.	5,075	65,061
	Prosperity Bancshares Inc.	2,870	191,372
	Regions Financial Corp.	13,930	279,575
	Reinsurance Group of America Inc.	1,015	127,697
	SEI Investments Co.	4,340	212,877
	Synchrony Financial	17,255	486,418
	Unum Group	3,010	116,788

			6,114,658

	Health Care 9.5%
a	ABIOMED Inc.	1,330	326,728
a	Acadia Healthcare Co. Inc.	1,365	106,716
	Chemed Corp.	453	197,762
	Encompass Health Corp.	4,060	183,634
a	Enhabit Inc.	2,030	28,501
a	Hologic Inc.	6,545	422,283
a	IDEXX Laboratories Inc.	1,925	627,165
a	Incyte Corp.	5,145	342,863

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Maravai LifeSciences Holdings Inc., A	1,645	$41,997
a	Masimo Corp.	1,575	222,327
a	Mettler-Toledo International Inc.	579	627,705
a	Neurocrine Biosciences Inc.	2,870	304,823
	Organon & Co.	6,510	152,334
a	Quidel Corp.	1,540	110,079
	ResMed Inc.	3,675	802,253
	Royalty Pharma PLC	9,695	389,545
a	Tenet Healthcare Corp.	1,645	84,849
a	United Therapeutics Corp.	1,330	278,475
	Universal Health Services Inc., B	2,485	219,127
	Viatris Inc.	18,725	159,537
a	Waters Corp.	2,275	613,181

			6,241,884

	Industrials 17.7%
	A O Smith Corp.	3,570	173,431
	Allegion PLC	3,220	288,770
	Allison Transmission Holdings Inc.	3,570	120,523
a	Builders FirstSource Inc.	4,410	259,837
	C.H. Robinson Worldwide Inc.	4,620	444,952
	Carrier Global Corp.	19,040	677,062
	Cintas Corp.	1,890	733,679
	Curtiss-Wright Corp.	1,120	155,859
	Donaldson Co. Inc.	4,235	207,557
	Dover Corp.	5,005	583,483
	Esab Corp.	770	25,687
	Expeditors International of Washington Inc.	6,055	534,717
	Fastenal Co.	13,895	639,726
	Fortune Brands Home & Security Inc.	3,640	195,432
	Graco Inc.	5,845	350,408
	Landstar System Inc.	1,295	186,959
	Lennox International Inc.	1,155	257,184
	Lincoln Electric Holdings Inc.	2,030	255,212
	ManpowerGroup Inc.	1,890	122,264
	Masco Corp.	3,395	158,513
	MSC Industrial Direct Co. Inc., A	1,750	127,417
	Nordson Corp.	1,820	386,331
	Old Dominion Freight Line Inc.	2,905	722,677
	Otis Worldwide Corp.	10,080	643,104
	Robert Half International Inc.	3,990	305,235
	Rollins Inc.	9,135	316,802
	Ryder System Inc.	1,365	103,044
	Schneider National Inc., B	2,135	43,340
	Snap-on Inc.	2,100	422,835
	Toro Co.	3,290	284,519
	Trane Technologies PLC	5,425	785,594
	W.W. Grainger Inc.	1,540	753,353
	Watsco Inc.	1,295	333,411

			11,598,917

	Information Technology 20.0%
a	Akamai Technologies Inc.	4,375	351,400
	Amdocs Ltd.	4,550	361,498
a	Arista Networks Inc.	7,350	829,741
a	Aspen Technology Inc.	1,050	250,110
	Booz Allen Hamilton Holding Corp.	5,915	546,250
a	Cadence Design Systems Inc.	4,865	795,087

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	CDW Corp.	4,410	$688,313
	Citrix Systems Inc.	4,865	505,473
	Dolby Laboratories Inc., A	1,855	120,853
a	F5 Networks Inc.	2,100	303,933
a	Fair Isaac Corp.	875	360,509
a	Fortinet Inc.	12,740	625,916
a	Gartner Inc.	1,820	503,576
	Hewlett Packard Enterprise Co.	34,895	418,042
	HP Inc.	19,320	481,454
	Juniper Networks Inc.	10,465	273,346
a	Manhattan Associates Inc.	2,030	270,051
	Monolithic Power Systems Inc.	1,435	521,479
	Motorola Solutions Inc.	3,395	760,378
	National Instruments Corp.	4,305	162,471
	NetApp Inc.	8,995	556,341
	NortonLifeLock Inc.	14,035	282,665
	Paychex Inc.	6,020	675,504
a	Paycom Software Inc.	1,470	485,085
a	Synopsys Inc.	2,345	716,421
	Teradyne Inc.	4,795	360,344
a	VeriSign Inc.	3,290	571,473
	Vontier Corp.	5,425	90,652
	Western Union Co.	16,625	224,438

			13,092,803

	Materials 6.3%
	Avery Dennison Corp.	2,940	478,338
	CF Industries Holdings Inc.	3,290	316,663
	Chemours Co.	2,205	54,353
a	Cleveland-Cliffs Inc.	11,305	152,278
	Huntsman Corp.	2,905	71,289
	International Paper Co.	9,800	310,660
	Louisiana-Pacific Corp.	2,835	145,124
	LyondellBasell Industries NV, A	6,475	487,438
	Nucor Corp.	5,670	606,633
	Packaging Corp. of America	1,330	149,346
	Reliance Steel & Aluminum Co.	2,135	372,365
	RPM International Inc.	3,955	329,491
	Sealed Air Corp.	3,745	166,690
	Sonoco Products Co.	2,940	166,786
	Steel Dynamics Inc.	4,795	340,205

			4,147,659

	Real Estate 3.9%
	AvalonBay Communities Inc.	3,605	664,005
	Camden Property Trust	3,115	372,087
	Extra Space Storage Inc.	3,920	677,023
	First Industrial Realty Trust Inc.	3,885	174,087
	Healthcare Realty Trust Inc.	5,950	124,058
	Highwoods Properties Inc.	3,570	96,247
	National Retail Properties Inc.	6,020	239,957
	STORE Capital Corp.	7,455	233,565

			2,581,029

	Utilities 5.6%
	Ameren Corp.	7,875	634,331
	American Water Works Co. Inc.	4,970	646,895
	Consolidated Edison Inc.	7,560	648,346

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	FirstEnergy Corp.	16,485	$609,945
	National Fuel Gas Co.	2,450	150,797
	NRG Energy Inc.	6,265	239,762
	PPL Corp.	24,010	608,653
	UGI Corp.	3,045	98,445

			3,637,174

	Total Common Stocks (Cost $72,198,299)		65,984,021

	Total Investments before Short Term Investments (Cost $72,198,299)		65,984,021

	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 2.45%	$23,000	23,000

	Total Short-Term Investments (Cost $23,000)		23,000

	Total Investments (Cost $72,221,299) 100.8%		66,007,021
	Other Assets, less Liabilities (0.8)%		(504,421)

	Net Assets 100.0%		$65,502,600

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2022.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

See Abbreviations on page 110.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Small Cap Multifactor Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$36.16	$36.53	$20.48		$27.66	$26.66	$25.36

Income from investment operations[c]:

Net investment income[d]	0.27	0.38	0.28		0.39	0.47	0.33

Net realized and unrealized gains (losses)	(6.32)	(0.36)	16.15		(7.15)	0.87	1.27

Total from investment operations	(6.05)	0.02	16.43		(6.76)	1.34	1.60

Less distributions from net investment income	(0.20)	(0.39)	(0.38)		(0.42)	(0.34)	(0.30)

Net asset value, end of period	$29.91	$36.16	$36.53		$20.48	$27.66	$26.66

Total return[e]	(16.74)%	0.02%	80.74%		(24.83)%	5.05%	6.34%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%		0.35%	0.35%	1.15%	[g]

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%		0.35%	0.35%	0.35%	[g]

Net investment income	1.61%	1.00%	0.99%		1.41%	1.69%	1.40%

Supplemental data

Net assets, end of period (000’s)	$13,458	$16,273	$14,613		$13,310	$17,979	$2,666

Portfolio turnover rate[h]	19.80% [i]	27.64% [i]	34.77%	[i]	23.83% [i]	22.17%	23.99%

aEffective August 1, 2022, Formerly, Franklin LibertyQ U.S. Small Cap Equity ETF was renamed Franklin U.S. Small Cap Multifactor Index ETF.

bFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

hPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[i]Portfolio turnover rate excluding cash creations was as follows:	19.80%	27.64%	34.77%	23.83%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF

		Shares	Value
	Common Stocks 100.1%
	Communication Services 2.9%
a	AMC Networks Inc., A	738	$14,982
	Cogent Communications Holdings Inc.	999	52,108
a	IDT Corp., B	378	9,386
	John Wiley & Sons Inc., A	945	35,494
a	Liberty Latin America Ltd., A	900	5,571
a	Liberty Latin America Ltd., C	3,321	20,424
a	Ooma Inc.	288	3,542
	Scholastic Corp.	603	18,548
	Sinclair Broadcast Group Inc., A	477	8,629
	TEGNA Inc.	5,112	105,716
	Telephone and Data Systems Inc.	2,313	32,151
a	Thryv Holdings Inc.	342	7,808
a	TrueCar Inc.	2,304	3,479
a	United States Cellular Corp.	297	7,731
a	Yelp Inc.	1,809	61,343

			386,912

	Consumer Discretionary 18.9%
a	1-800- Flowers.com Inc., A	765	4,965
a	Abercrombie & Fitch Co., A	1,530	23,791
	Academy Sports & Outdoors Inc.	1,620	68,332
	Acushnet Holdings Corp.	927	40,315
	American Eagle Outfitters Inc.	3,654	35,553
a	American Public Education Inc.	414	3,784
a	America’s Car-Mart Inc.	153	9,336
a	Asbury Automotive Group Inc.	513	77,514
b	Big 5 Sporting Goods Corp.	450	4,833
	Big Lots Inc.	990	15,454
	Bloomin’ Brands Inc.	2,421	44,377
	Buckle Inc.	954	30,204
	Build-A-Bear Workshop Inc.	189	2,519
	Caleres Inc.	459	11,117
	Camping World Holdings Inc., A	693	17,547
a	CarParts.com Inc.	909	4,699
	Cato Corp., A	306	2,919
a	Century Casinos Inc.	396	2,598
	Cheesecake Factory Inc.	1,323	38,737
a	Children’s Place Inc.	162	5,004
a	Chuy’s Holdings Inc.	243	5,633
a	Citi Trends Inc.	243	3,769
a	Container Store Group Inc.	801	3,925
	Cracker Barrel Old Country Store Inc.	702	64,991
a	Destination XL Group Inc.	657	3,561
	Dillard’s Inc., A	144	39,277
a	Dorman Products Inc.	558	45,823
a	Duluth Holdings Inc., B	270	1,901
	Ethan Allen Interiors Inc.	693	14,650
	Foot Locker Inc.	999	31,099
a	Fossil Group Inc.	540	1,847
	Franchise Group Inc.	567	13,778
a	Frontdoor Inc.	945	19,269
a	Funko Inc., A	567	11,465
a	Genesco Inc.	333	13,094
a	G-III Apparel Group Ltd.	504	7,535
a	GoPro Inc., A	2,088	10,294
a	Green Brick Partners Inc.	549	11,738
	Group 1 Automotive Inc.	396	56,576
	Guess? Inc.	387	5,677

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Haverty Furniture Companies Inc.	513	$12,774
a	Helen of Troy Ltd.	549	52,946
	Hibbett Inc.	378	18,828
	Installed Building Products Inc.	504	40,819
	Jack in Box Inc.	234	17,332
	JOANN Inc.	243	1,609
	Johnson Outdoors Inc., A	144	7,389
	Kontoor Brands Inc.	1,485	49,911
	La-Z-Boy Inc.	1,080	24,376
	LCI Industries	567	57,528
a	LGI Homes Inc.	459	37,349
	Lifetime Brands Inc.	297	2,011
a	Liquidity Services Inc.	585	9,512
a	LL Flooring Holdings Inc.	612	4,241
a	Malibu Boats Inc., A	432	20,732
	Marine Products Corp.	208	1,760
a	MarineMax Inc.	486	14,478
a	MasterCraft Boat Holdings Inc.	315	5,938
	MDC Holdings Inc.	684	18,755
a	Monarch Casino & Resort Inc.	162	9,095
	Monro Inc.	720	31,291
	Movado Group Inc.	450	12,681
	Murphy USA Inc.	603	165,771
a	National Vision Holdings Inc.	1,728	56,419
a	ODP Corp.	1,044	36,697
a	ONE Group Hospitality Inc.	387	2,570
a	OneWater Marine Inc., A	252	7,588
	Oxford Industries Inc.	432	38,785
	Papa John’s International Inc.	738	51,667
	Patrick Industries Inc.	252	11,048
a	Perdoceo Education Corp.	1,710	17,613
	PetMed Express Inc.	522	10,189
a	Portillo’s Inc., A	378	7,443
	Rent-A-Center Inc.	1,629	28,524
a	Revolve Group Inc.	837	18,154
	Rocky Brands Inc.	171	3,430
a	Sally Beauty Holdings Inc.	2,844	35,834
	Shoe Carnival Inc.	459	9,841
	Shutterstock Inc.	603	30,252
	Signet Jewelers Ltd.	1,152	65,883
a	Sleep Number Corp.	549	18,562
	Smith & Wesson Brands Inc.	1,233	12,786
	Sonic Automotive Inc., A	567	24,551
a	Sonos Inc.	2,736	38,030
a	Sportsman’s Warehouse Holdings Inc.	1,287	10,682
	Standard Motor Products Inc.	549	17,842
	Steven Madden Ltd.	1,989	53,047
a	Stitch Fix Inc., A	1,827	7,217
	Strategic Education Inc.	567	34,819
a	Stride Inc.	927	38,962
	Sturm Ruger & Co. Inc.	486	24,684
	Superior Group of Companies Inc.	288	2,557
	Texas Roadhouse Inc.	1,971	171,989
a	The Lovesac Co.	279	5,686
	Tile Shop Holdings Inc.	468	1,647
	Tilly’s Inc., A	486	3,363
a	Torrid Holdings Inc.	180	751
a	Tupperware Brands Corp.	1,341	8,784

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Turtle Beach Corp.	297	$2,026
a	Universal Technical Institute Inc.	405	2,203
a	Vista Outdoor Inc.	1,251	30,424
a	Weber Inc., A	360	2,365
	Weyco Group Inc.	81	1,648
	Wingstop Inc.	711	89,174
	Winmark Corp.	81	17,523
	Wolverine World Wide Inc.	1,773	27,286
a	XPEL Inc.	423	27,258
a	Zumiez Inc.	423	9,107

			2,543,536

	Consumer Staples 6.4%
	Alico Inc.	72	2,033
b	B&G Foods Inc., A	1,395	23,004
a	BellRing Brands Inc.	1,593	32,832
a	Central Garden & Pet Co.	225	8,109
a	Central Garden & Pet Co., A	945	32,281
	Coca-Cola Consolidated Inc.	126	51,878
	Edgewell Personal Care Co.	855	31,977
a	elf Beauty Inc.	531	19,976
	Energizer Holdings Inc.	1,161	29,188
	Ingles Markets Inc., A	414	32,793
	Inter Parfums Inc.	459	34,636
	John B Sanfilippo & Son Inc.	234	17,721
	Lancaster Colony Corp.	468	70,331
	Medifast Inc.	342	37,059
	National Beverage Corp.	657	25,321
	Natural Grocers by Vitamin Cottage Inc.	248	2,676
	Nu Skin Enterprises Inc., A	1,296	43,248
	PriceSmart Inc.	558	32,135
	SpartanNash Co.	1,044	30,297
a	Sprouts Farmers Market Inc.	2,484	68,931
	Tootsie Roll Industries Inc.	351	11,681
a	United Natural Foods Inc.	1,107	38,048
	Universal Corp.	630	29,005
a	USANA Health Sciences Inc.	288	16,142
	Vector Group Ltd.	3,699	32,588
	Village Super Market Inc., A	279	5,393
	WD-40 Co.	414	72,756
	Weis Markets Inc.	477	33,981

			866,020

	Energy 2.3%
	Arch Resources Inc.	189	22,415
	Brigham Minerals Inc., A	567	13,988
	California Resources Corp.	945	36,316
	Chord Energy Corp.	486	66,470
	CONSOL Energy Inc.	819	52,678
a	Laredo Petroleum Inc.	189	11,879
	Magnolia Oil & Gas Corp., A	2,016	39,937
a	Peabody Energy Corp.	1,341	33,283
	SFL Corp. Ltd.	2,106	19,186
a	SilverBow Resources Inc.	144	3,871
	Sitio Royalties Corp.	144	3,184
	VAALCO Energy Inc.	675	2,943

			306,150

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials 10.9%
	1st Source Corp.	387	$17,918
	A-Mark Precious Metals Inc.	342	9,709
	Arrow Financial Corp.	324	9,338
	Associated Banc-Corp.	3,168	63,613
	Banco Latinoamericano de Comercio Exterior SA, E	738	9,638
	Blackstone Mortgage Trust Inc., A	3,420	79,823
	Brookline Bancorp Inc.	1,422	16,566
	Citizens & Northern Corp.	297	7,181
	City Holding Co.	288	25,543
	Community Trust Bancorp Inc.	324	13,138
	Compass Diversified Holdings	702	12,678
a	Consumer Portfolio Services Inc.	153	1,112
	CVB Financial Corp.	2,034	51,501
	Donegal Group Inc., A	405	5,463
a	Donnelley Financial Solutions Inc.	621	22,958
	Dynex Capital Inc.	414	4,823
	Enact Holdings Inc.	432	9,577
	Enterprise Bancorp Inc.	207	6,191
	Essent Group Ltd.	2,421	84,420
a	EZCORP Inc., A	1,080	8,327
	Farmers National Banc Corp.	603	7,893
	Financial Institutions Inc.	306	7,365
	First Business Financial Services Inc.	90	2,908
	First Community Bankshares Inc.	297	9,513
	First Merchants Corp.	1,035	40,034
	First of Long Island Corp.	477	8,224
	GCM Grosvenor Inc., A	504	3,977
a	Genworth Financial Inc., A	11,601	40,604
	German American Bancorp Inc.	585	20,890
	Guaranty Bancshares Inc.	162	5,604
	Hanmi Financial Corp.	594	14,066
	Hingham Institution For Savings	27	6,780
	Hope Bancorp Inc.	2,304	29,123
	Houlihan Lokey Inc.	1,251	94,300
	Invesco Mortgage Capital Inc.	576	6,394
	Investors Title Co.	27	3,807
	Jackson Financial Inc., A	882	24,476
	Kinsale Capital Group Inc.	450	114,939
	Lakeland Bancorp Inc.	1,188	19,020
	Macatawa Bank Corp.	279	2,584
	Manning & Napier Inc.	162	1,988
	Mercury General Corp.	315	8,952
a	Mr Cooper Group Inc.	810	32,805
	National Western Life Group Inc., A	72	12,298
	Navient Corp.	1,395	20,493
	NBT Bancorp Inc.	1,008	38,254
a	NerdWallet Inc., A	333	2,954
	Nexpoint Real Estate Finance Inc.	81	1,213
	Northfield Bancorp Inc.	1,207	17,272
	Northwest Bancshares Inc.	2,763	37,328
	OceanFirst Financial Corp.	738	13,756
	Parke Bancorp Inc.	117	2,452
	Peoples Bancorp Inc.	638	18,457
	Peoples Financial Services Corp.	90	4,216
	RLI Corp.	891	91,221
	Safety Insurance Group Inc.	306	24,957
	Silvercrest Asset Management Group Inc., A	108	1,766

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Southern Missouri Bancorp Inc.	189	$9,645
	Stewart Information Services Corp.	567	24,744
	Tompkins Financial Corp.	360	26,143
	TPG RE Finance Trust Inc.	1,440	10,080
	TriCo Bancshares	351	15,672
	TrustCo Bank Corp.	432	13,573
	UMB Financial Corp.	801	67,516
	Victory Capital Holdings Inc., A	234	5,455
	West BanCorp Inc.	387	8,054
	Westamerica BanCorp.	567	29,648
a	World Acceptance Corp.	90	8,714

			1,471,644

	Health Care 9.5%
a	Alkermes PLC	1,989	44,414
a	AMN Healthcare Services Inc.	1,215	128,741
a	AtriCure Inc.	999	39,061
	Atrion Corp.	31	17,515
a	Bioventus Inc., A	513	3,591
a	Cano Health Inc.	2,079	18,025
a	Cardiovascular Systems Inc.	882	12,225
a	Catalyst Pharmaceuticals Inc.	2,340	30,022
a	Community Health Systems Inc.	3,096	6,656
a	Computer Programs and Systems Inc.	270	7,528
	CONMED Corp.	648	51,950
a	Convey Health Solutions Holdings Inc.	279	2,932
a	Corcept Therapeutics Inc.	2,322	59,536
a	CorVel Corp.	198	27,409
a	Cross Country Healthcare Inc.	936	26,554
a	Eagle Pharmaceuticals Inc.	266	7,028
	Embecta Corp.	837	24,097
a	Emergent BioSolutions Inc.	972	20,402
a	Enanta Pharmaceuticals Inc.	414	21,474
a	Figs Inc., A	1,755	14,479
a	Fulgent Genetics Inc.	423	16,125
a	Hanger Inc.	1,107	20,723
a	Inari Medical Inc.	756	54,916
a	Innoviva Inc.	1,539	17,868
a	Intercept Pharmaceuticals Inc.	306	4,269
	iRadimed Corp.	162	4,870
a	Ironwood Pharmaceuticals Inc.	3,393	35,151
a	Joint Corp.	333	5,231
	LeMaitre Vascular Inc.	432	21,894
a	LHC Group Inc.	648	106,052
a	MEDNAX Inc.	2,025	33,433
a	Meridian Bioscience Inc.	1,098	34,620
a	Merit Medical Systems Inc.	1,143	64,591
a	MiMedx Group Inc.	1,746	5,011
	National HealthCare Corp.	342	21,662
	National Research Corp.	342	13,612
a	Neogen Corp.	2,466	34,450
a	NextGen Healthcare Inc.	621	10,992
a	Organogenesis Holdings Inc.	1,143	3,703
a	Orthofix Medical Inc.	432	8,256
	Patterson Companies Inc.	2,151	51,667
	Phibro Animal Health Corp., A	594	7,894
a	Prestige Consumer Healthcare Inc.	1,179	58,750
	SIGA Technologies Inc.	1,089	11,217

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Simulations Plus Inc.	324	$15,727
a	Surmodics Inc.	306	9,302
a	Tactile Systems Technology Inc.	486	3,786
a	Treace Medical Concepts Inc.	486	10,726
a	Vanda Pharmaceuticals Inc.	720	7,114
a	Vir Biotechnology Inc.	873	16,831
	Zynex Inc.	486	4,408

			1,278,490

	Industrials 21.4%
	ABM Industries Inc.	1,422	54,363
	ACCO Brands Corp.	2,124	10,408
a	Air Transport Services Group Inc.	1,224	29,486
	Alamo Group Inc.	198	24,209
	Allied Motion Technologies Inc.	306	8,758
	Applied Industrial Technologies Inc.	981	100,827
a	Atkore Inc.	792	61,625
a	Atlas Air Worldwide Holdings Inc.	603	57,629
a	Atlas Technical Consultants Inc.	252	1,676
	Barrett Business Services Inc.	81	6,318
a	BlueLinx Holdings Inc.	180	11,178
	Boise Cascade Co.	963	57,260
	Brady Corp., A	1,341	55,960
	Brink’s Co.	594	28,773
a	Casella Waste Systems Inc., A	1,008	77,001
a	Cimpress PLC	387	9,474
	Comfort Systems USA Inc.	702	68,326
	CompX International Inc.	40	650
	Costamare Inc.	1,242	11,116
	Covenant Logistics Group Inc.	327	9,385
	CRA International Inc.	153	13,577
	CSW Industrials Inc.	297	35,581
a	Daseke Inc.	657	3,554
	Deluxe Corp.	1,098	18,282
a	Distribution Solutions Group Inc.	117	3,296
a	DXP Enterprises Inc.	315	7,459
	Eagle Bulk Shipping Inc.	180	7,772
	Encore Wire Corp.	243	28,076
	Ennis Inc.	630	12,682
	Exponent Inc.	1,305	114,409
	Forward Air Corp.	657	59,301
a	Franklin Covey Co.	288	13,072
	Franklin Electric Co. Inc.	1,071	87,511
	Genco Shipping & Trading Ltd.	450	5,638
	Global Industrial Co.	369	9,900
a	GMS Inc.	981	39,250
	Gorman-Rupp Co.	252	5,995
	Griffon Corp.	891	26,302
	H&E Equipment Services Inc.	684	19,385
	Healthcare Services Group Inc.	1,710	20,674
	Heartland Express Inc.	1,107	15,841
	Heidrick & Struggles International Inc.	603	15,672
a	Heritage-Crystal Clean Inc.	459	13,573
	Hillenbrand Inc.	1,539	56,512
	HNI Corp.	1,143	30,301
a	Hudson Technologies Inc.	504	3,704
a	IBEX Holdings Ltd.	108	2,006
	ICF International Inc.	441	48,078

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Insperity Inc.	846	$86,368
	Interface Inc.	1,206	10,842
	Kadant Inc.	270	45,039
a	Karat Packaging Inc.	99	1,583
	Kelly Services Inc., A	846	11,497
	Kforce Inc.	612	35,894
	Kimball International Inc., B	963	6,057
	Korn Ferry	1,566	73,524
a	Legalzoom.com Inc.	1,287	11,030
	Luxfer Holdings PLC	612	8,874
	Marten Transport Ltd.	1,377	26,383
	Matson Inc.	909	55,922
	Matthews International Corp., A	522	11,698
	McGrath RentCorp	549	46,039
	Miller Industries Inc.	252	5,365
	MillerKnoll Inc.	1,818	28,361
	Mueller Industries Inc.	990	58,846
	Mueller Water Products Inc., A	2,970	30,502
	National Presto Industries Inc.	117	7,611
	NL Industries Inc.	207	1,600
a	NV5 Global Inc.	261	32,317
	Omega Flex Inc.	90	8,336
a	PAM Transportation Services Inc.	189	5,851
	Pitney Bowes Inc.	1,935	4,509
	Preformed Line Products Co.	72	5,123
a	Radiant Logistics Inc.	909	5,172
	Resources Connection Inc.	981	17,727
	Rush Enterprises Inc., B	162	7,761
	Rush Enterprises Inc., A	837	36,711
	Safe Bulkers Inc.	765	1,890
a	Saia Inc.	657	124,830
	Simpson Manufacturing Co. Inc.	1,071	83,966
	Standex International Corp.	261	21,311
	Steelcase Inc., A	2,043	13,320
	Tennant Co.	477	26,979
a	Titan Machinery Inc.	378	10,682
a	Transcat Inc.	153	11,581
	Triton International Ltd.	1,413	77,333
a	TrueBlue Inc.	612	11,677
	UFP Industries Inc.	1,377	99,364
	UniFirst Corp.	315	52,992
	Universal Logistics Holdings Inc.	198	6,281
a	Vectrus Inc.	234	8,284
a	Veritiv Corp.	306	29,918
	Watts Water Technologies Inc., A	729	91,657
	Werner Enterprises Inc.	1,953	73,433
	Zurn Water Solutions Corp.	1,899	46,525

			2,880,390

	Information Technology 11.8%
	A10 Networks Inc.	1,872	24,841
	ADTRAN Holdings Inc.	864	16,917
	American Software Inc., A	711	10,893
a	Appfolio Inc., A	405	42,412
a	Aviat Networks Inc.	216	5,914
a	Avid Technology Inc.	855	19,887
	Badger Meter Inc.	693	64,026
a	BigCommerce Holdings Inc.	999	14,785

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Blackbaud Inc.	900	$39,654
a	Brightcove Inc.	846	5,330
a	Calix Inc.	1,197	73,185
a	Cambium Networks Corp.	243	4,112
a	ChannelAdvisor Corp.	720	16,315
a	Clearfield Inc.	261	27,311
a	CommVault Systems Inc.	1,107	58,715
a	Consensus Cloud Solutions Inc.	405	19,157
	CSG Systems International Inc.	846	44,736
a	CyberOptics Corp.	81	4,356
a	eGain Corp.	414	3,043
a	Enfusion Inc., A	315	3,887
a	Envestnet Inc.	1,008	44,755
a	ePlus Inc.	603	25,049
	EVERTEC Inc.	1,269	39,783
a	ExlService Holdings Inc.	522	76,922
a	Extreme Networks Inc.	2,223	29,055
a	FARO Technologies Inc.	315	8,644
	Hackett Group Inc.	648	11,483
	Information Services Group Inc.	387	1,842
a	Insight Enterprises Inc.	720	59,335
a	International Money Express Inc.	792	18,050
	Kulicke & Soffa Industries Inc.	1,413	54,443
	Methode Electronics Inc.	810	30,092
a	Napco Security Technologies Inc.	693	20,152
a	NETGEAR Inc.	504	10,100
a	NetScout Systems Inc.	1,350	42,282
a	Novanta Inc.	882	102,003
a	OneSpan Inc.	729	6,277
a	OSI Systems Inc.	351	25,293
	PC Connection Inc.	234	10,551
	Power Integrations Inc.	1,404	90,305
	Progress Software Corp.	1,107	47,103
a	Qualys Inc.	1,017	141,760
a	Remitly Global Inc.	1,062	11,809
a	Rimini Street Inc.	1,170	5,452
a	SPS Commerce Inc.	909	112,925
a	Squarespace Inc., A	405	8,651
	Vishay Intertechnology Inc.	2,871	51,075
a	Vishay Precision Group Inc.	126	3,728
a	WM Technology Inc.	810	1,304

			1,589,699

	Materials 3.6%
	Balchem Corp.	621	75,501
	Commercial Metals Co.	2,358	83,662
	Compass Minerals International Inc.	657	25,314
	Greif Inc., B	144	8,755
	Greif Inc., A	666	39,674
	Innospec Inc.	279	23,902
	Kronos Worldwide Inc.	477	4,455
	Myers Industries Inc.	900	14,823
	Olympic Steel Inc.	180	4,106
	Ramaco Resources Inc.	261	2,401
	Ryerson Holding Corp.	306	7,876
	Schnitzer Steel Industries Inc., A	477	13,575
	Schweitzer-Mauduit International Inc.	720	15,898
	Sensient Technologies Corp.	972	67,399

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Materials (continued)
	Stepan Co.	441	$41,309
	SunCoke Energy Inc.	1,584	9,203
	Tredegar Corp.	558	5,268
	Valhi Inc.	27	679
	Warrior Met Coal Inc.	621	17,661
	Worthington Industries Inc.	630	24,028

			485,489

	Real Estate 4.5%
	American Assets Trust Inc.	1,035	26,620
	Brandywine Realty Trust	3,438	23,207
	Broadstone Net Lease Inc.	3,276	50,876
	CareTrust REIT Inc.	2,025	36,673
	City Office REIT Inc.	522	5,204
	Community Healthcare Trust Inc.	459	15,032
	Corporate Office Properties Trust	2,367	54,985
	Douglas Elliman Inc.	1,890	7,749
	Four Corners Property Trust Inc.	909	21,989
	Franklin Street Properties Corp.	2,511	6,604
a	GEO Group Inc.	2,466	18,988
	LTC Properties Inc.	495	18,538
	LXP Industrial Trust	6,741	61,748
	Marcus & Millichap Inc.	576	18,881
	Necessity Retail REIT Inc.	2,358	13,865
	Physicians Realty Trust	4,905	73,771
	PotlatchDeltic Corp.	1,323	54,296
	RE/MAX Holdings Inc., A	522	9,871
	RMR Group Inc., A	351	8,315
	Tanger Factory Outlet Centers Inc.	2,277	31,149
	Urstadt Biddle Properties Inc., A	369	5,723
	Washington Real Estate Investment Trust	1,701	29,870
	Whitestone REIT	1,152	9,746

			603,700

	Utilities 7.9%
	American States Water Co.	972	75,767
	Artesian Resources Corp., A	198	9,528
	Avista Corp.	1,863	69,024
	Black Hills Corp.	1,530	103,627
	Brookfield Infrastructure Corp., A	1,089	44,322
	California Water Service Group	1,359	71,606
	Clearway Energy Inc., A	747	21,738
	Clearway Energy Inc., C	1,737	55,323
	Global Water Resources Inc.	278	3,261
	MGE Energy Inc.	909	59,658
	Northwest Natural Holding Co.	693	30,062
	NorthWestern Corp.	1,233	60,762
	ONE Gas Inc.	621	43,712
	Otter Tail Corp.	819	50,385
	PNM Resources Inc.	2,115	96,719
	SJW Group	612	35,251
	South Jersey Industries Inc.	1,368	45,719
a	Southwest Gas Holdings Inc.	1,665	116,134
	Spire Inc.	594	37,024
	Unitil Corp.	369	17,140
	Via Renewables Inc.	324	2,239

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	York Water Co.	297	$11,414

			1,060,415

	Total Common Stocks (Cost $14,907,237)		13,472,445

	Total Investments before Short Term Investments (Cost $14,907,237)		13,472,445

	Short-Term Investments 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust Portfolio, 2.45%	$20,560	20,560

	Total Short-Term Investments (Cost $20,560)		20,560

	Total Investments (Cost $14,927,797) 100.3%		13,493,005
	Other Assets, less Liabilities (0.3)%		(35,143)

	Net Assets 100.0%		$13,457,862

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2022. See Note 1(d).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

See Abbreviations on page 110.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2022 (unaudited)

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$15,608,816	$34,163,045	$46,849,813
Value – Unaffiliated issuers	$12,352,391	$31,110,179	$41,186,653
Cash	—	—	40,223
Foreign currency, at value (cost $81,908, $83,597 and $2,879, respectively)	80,099	83,102	2,875
Receivables:
Dividends	83,033	143,497	92,474
Investment securities sold	1,827	—	—
Deposits with brokers for:
Futures contracts	3,893	29,056	6,000

Total assets	12,521,243	31,365,834	41,328,225

Liabilities:
Payables:
Management fees	2,132	1,960	2,214
Variation margin on futures contracts	315	3,043	1,558
Funds advanced by custodian	75,498	17,607	—
Deferred tax	15,991	—	—

Total liabilities	93,936	22,610	3,772

Net assets, at value	$12,427,307	$31,343,224	$41,324,453

Net assets consist of:
Paid-in capital	$46,176,534	$34,912,266	$46,687,723
Total distributable earnings (loss)	(33,749,227)	(3,569,042)	(5,363,270)

Net assets, at value	$12,427,307	$31,343,224	$41,324,453

Shares outstanding	600,000	1,400,000	1,450,000

Net asset value per share	$20.71	$22.39	$28.50

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$950,184,166	$72,198,299	$14,907,237
Cost – Non-controlled affiliates (Note 3c)	—	23,000	20,560
Value – Unaffiliated issuers+	$861,797,955	$65,984,021	$13,472,445
Value – Non-controlled affiliates (Note 3c)	—	23,000	20,560
Cash	625,160	—	9,136
Receivables:
Capital shares sold	1,854,244	—	—
Dividends	1,084,157	84,111	13,114
Investment securities sold	978,803	—	—
Deposits with brokers for:
Futures contracts	60,000	—	—

Total assets	866,400,319	66,091,132	13,515,255

Liabilities:
Payables:
Investment securities purchased	2,966,035	491,195	32,701
Management fees	113,568	17,754	4,132
Variation margin on futures contracts	15,844	—	—
Funds advanced by custodian	—	56,583	—
Payable upon return of securities loaned	—	23,000	20,560

Total liabilities	3,095,447	588,532	57,393

Net assets, at value	$863,304,872	$65,502,600	$13,457,862

Net assets consist of:
Paid-in capital	$1,012,075,004	$71,450,377	$16,676,552
Total distributable earnings (loss)	(148,770,132)	(5,947,777)	(3,218,690)

Net assets, at value	$863,304,872	$65,502,600	$13,457,862

Shares outstanding	23,600,000	1,750,000	450,000

Net asset value per share	36.58	37.43	29.91

+Includes securities loaned	—	22,264	20,151

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2022 (unaudited)

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$639,320	$528,431	$541,243	$10,648,222
Interest:
Unaffiliated issuers	—	138	70	1,903
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	7	203

Total investment income	639,320	528,569	541,320	10,650,328

Expenses:
Management fees (Note 3a)	27,578	29,237	53,731	727,020
Other	55	—	54	—

Total expenses	27,633	29,237	53,785	727,020
Expenses waived/paid by affiliates (Note 3c)	(1)	—	—	(161)

Net expenses	27,632	29,237	53,785	726,859

Net investment income	611,688	499,332	487,535	9,923,469

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(686,245)	(1,240,416)	292,277	(34,008,522)
In-kind redemptions	—	—	594,999	25,292,624
Foreign currency transactions	(13,202)	(17,934)	(20,188)	—
Forward exchange contracts	—	1,681,625	—	—
Futures contracts	(13,452)	(3,714)	(20,209)	(221,299)

Net realized gain (loss)	(712,899)	419,561	846,879	(8,937,197)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,926,545)	(5,028,365)	(10,182,095)	(179,000,776)
Translation of other assets and liabilities denominated in foreign currencies	(5,137)	(3,412)	(3,065)	—
Futures contracts	(12,630)	(7,989)	(20,514)	(157,353)
Forward exchange contracts	—	(252,393)	—	—
Change in deferred taxes on unrealized appreciation	66,146	—	—	—

Net change in unrealized appreciation (depreciation)	(3,878,166)	(5,292,159)	(10,205,674)	(179,158,129)

Net realized and unrealized gain (loss)	(4,591,065)	(4,872,598)	(9,358,795)	(188,095,326)

Net increase (decrease) in net assets resulting from operations	$(3,979,377)	$(4,373,266)	$(8,871,260)	$(178,171,857)

[a]Foreign taxes withheld on dividends	$77,233	$39,016	$24,173	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$623,456	$146,737
Interest:
Unaffiliated issuers	54	19
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	40	731
Non-Controlled affiliates (Note 3c)	75	16

Total investment income	623,625	147,503

Expenses:
Management fees (Note 3a)	95,071	26,294

Total expenses	95,071	26,294
Expenses waived/paid by affiliates (Note 3c)	(54)	(93)

Net expenses	95,017	26,201

Net investment income	528,608	121,302

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,009,426)	(228,712)
In-kind redemptions	1,898,367	—
Futures contracts	536	(888)

Net realized gain (loss)	889,477	(229,600)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(13,667,893)	(2,614,674)

Net change in unrealized appreciation (depreciation)	(13,667,893)	(2,614,674)

Net realized and unrealized gain (loss)	(12,778,416)	(2,844,274)

Net increase (decrease) in net assets resulting from operations	$(12,249,808)	$(2,722,972)

[a]Foreign taxes withheld on dividends	$—	$58

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Emerging Market Core Dividend Tilt Index ETF		Franklin International Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$611,688	$1,014,437	$499,332	$582,345
Net realized gain (loss)	(712,899)	1,714,886	419,561	1,193,763
Net change in unrealized appreciation (depreciation)	(3,878,166)	(3,586,587)	(5,292,159)	(117,448)

Net increase (decrease) in net assets resulting from operations	(3,979,377)	(857,264)	(4,373,266)	1,658,660

Distributions to shareholders (Note 1f)	(592,824)	(972,933)	(1,264,669)	(478,088)

Capital share transactions: (Note 2)	—	(5,797,086)	19,788,861	2,752,200

Net increase (decrease) in net assets	(4,572,201)	(7,627,283)	14,150,926	3,932,772
Net assets:
Beginning of period	16,999,508	24,626,791	17,192,298	13,259,526

End of period	$12,427,307	$16,999,508	$31,343,224	$17,192,298

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Dividend Tilt Index ETF		Franklin U.S. Large Cap Multifactor Index ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$487,535	$821,951	$9,923,469	$20,074,191
Net realized gain (loss)	846,879	1,429,154	(8,937,197)	253,820,136
Net change in unrealized appreciation (depreciation)	(10,205,674)	1,240,892	(179,158,129)	(111,334,022)

Net increase (decrease) in net assets resulting from operations	(8,871,260)	3,491,997	(178,171,857)	162,560,305

Distributions to shareholders (Note 1f)	(641,156)	(803,985)	(9,509,273)	(21,142,944)

Capital share transactions: (Note 2)	19,986,168	1,530,803	84,248,614	(528,086,490)

Net increase (decrease) in net assets	10,473,752	4,218,815	(103,432,516)	(386,669,129)
Net assets:
Beginning of period	30,850,701	26,631,886	966,737,388	1,353,406,517

End of period	$41,324,453	$30,850,701	$863,304,872	$966,737,388

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF		Franklin U.S. Small Cap Multifactor Index ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$528,608	$606,903	$121,302	$179,992
Net realized gain (loss)	889,477	4,303,133	(229,600)	1,212,551
Net change in unrealized appreciation (depreciation)	(13,667,893)	(533,996)	(2,614,674)	(1,328,181)

Net increase (decrease) in net assets resulting from operations	(12,249,808)	4,376,040	(2,722,972)	64,362

Distributions to shareholders (Note 1f)	(468,303)	(586,728)	(92,056)	(184,173)

Capital share transactions: (Note 2)	15,365,531	22,306,734	—	1,779,654

Net increase (decrease) in net assets	2,647,420	26,096,046	(2,815,028)	1,659,843
Net assets:
Beginning of period	62,855,180	36,759,134	16,272,890	14,613,047

End of period	$65,502,600	$62,855,180	$13,457,862	$16,272,890

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

Effective 08/01/2022, the following name changes occurred:

Old name

*	Franklin LibertyQ U.S. Small Cap Equity ETF

*	Franklin LibertyQ U.S. Mid Cap Equity ETF

*	Franklin LibertyQ U.S. Equity ETF

*	Franklin LibertyQ International Equity Hedged ETF

*	Franklin LibertyQ Emerging Markets ETF

*	Franklin LibertyQ Global Dividend ETF

New name

*	Franklin U.S. Small Cap Multifactor Index ETF

*	Franklin U.S. Mid Cap Multifactor Index ETF

*	Franklin U.S. Large Cap Multifactor Index ETF

*	Franklin International Core Dividend Tilt Index ETF

*	Franklin Emerging Market Core Dividend Tilt Index ETF

*	Franklin U.S. Core Dividend Tilt Index ETF

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of

Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

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restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2022. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement

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1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2022, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$12,197
Shares redeemed	—	—	(200,000)	(5,809,283)

Net increase (decrease)	—	$—	(200,000)	$(5,797,086)

	Franklin International Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	800,000	$19,788,861	100,000	$2,752,200

Net increase (decrease)	800,000	$19,788,861	100,000	$2,752,200

	Franklin U.S. Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	650,000	$21,638,732	100,000	$3,403,231
Shares redeemed	(50,000)	(1,652,564)	(50,000)	(1,872,428)

Net increase (decrease)	600,000	$19,986,168	50,000	$1,530,803

	Franklin U.S. Large Cap Multifactor Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	5,850,000	$238,493,958	7,250,000	$315,466,656
Shares redeemed	(3,800,000)	(154,245,344)	(19,500,000)	(843,553,146)

Net increase (decrease)	2,050,000	$84,248,614	(12,250,000)	$(528,086,490)

	Franklin U.S. Mid Cap Multifactor Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	550,000	$23,320,813	800,000	$35,769,669
Shares redeemed	(200,000)	(7,955,282)	(300,000)	(13,462,935)

Net increase (decrease)	350,000	$15,365,531	500,000	$22,306,734

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	Franklin U.S. Small Cap Multifactor Index ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	150,000	$5,610,619
Shares redeemed	—	—	(100,000)	(3,830,965)

Net increase (decrease)	—	$—	50,000	$1,779,654

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

	Annualized Fee Rate

	For the period August 1, 2022 to September 30, 2022	For the period April 1, 2022 to July 31, 2022
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%	0.45%
Franklin International Core Dividend Tilt Index ETF	0.09%	0.40%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%	0.45%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%	0.35%

For the six months ended September 30, 2022, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%
Franklin International Core Dividend Tilt Index ETF	0.09%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%

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3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin U.S. Mid Cap Multifactor Index ETF
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$10,850	$1,354,473	$(1,342,323)	$—	$—	$23,000	23,000	$75

Franklin U.S. Small Cap Multifactor Index ETF
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$113,498	$424,380	$(517,318)	$—	$—	$20,560	20,560	$16

d. Other Affiliated Transactions

At September 30, 2022, the shares of Franklin U.S. Large Cap Multifactor Index ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin U.S. Large Cap Multifactor Index ETF
Franklin Moderate Allocation Fund	2,316,917	9.8%
Franklin Growth Allocation Fund	2,873,526	12.2%
Franklin 529 Portfolios	4,811,642	20.4%

	10,002,085	42.4%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2022, the capital loss carryforwards were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$12,605,720	$268,225	$417,975	$12,219,026
Short term	16,928,227	26,833	99,040	40,847,511

Total capital loss carryforwards	$29,533,947	$295,058	$517,015	$53,066,537

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$315,556	$956,591
Short term	384,287	605,954

Total capital loss carryforwards	$699,843	$1,562,545

At September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of investments	$15,608,816	$34,163,045	$46,849,813	$950,184,166

Unrealized appreciation	$515,736	$553,669	$424,414	$25,836,636
Unrealized depreciation	(3,772,161)	(3,606,535)	(6,087,574)	(114,222,847)

Net unrealized appreciation (depreciation)	$(3,256,425)	$(3,052,866)	$(5,663,160)	$(88,386,211)

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of investments	$72,221,299	$14,927,797

Unrealized appreciation	$1,670,193	$1,215,250
Unrealized depreciation	(7,884,471)	(2,650,042)

Net unrealized appreciation (depreciation)	$(6,214,278)	$(1,434,792)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

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5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2022, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Purchases	$12,258,647	$21,499,564	$40,944,528	$269,715,651
Sales	$12,274,668	$20,570,186	$39,783,651	$268,312,676

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Purchases	$10,736,433	$3,028,222
Sales	$9,877,089	$2,955,607

In-kind transactions associated with creation and redemptions for the period ended September 30, 2022, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of Securities Received	$—	$18,957,209	$20,397,845	$236,962,654
Value of Securities Delivered[a]	$—	$—	$1,678,685	$153,434,712

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of Securities Received	$23,263,208	$—
Value of Securities Delivered[a]	$7,940,987	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At September 30, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Securities lending transactions[a]:
Equity Investments[b]	$23,000	$20,560

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds’, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2022, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Emerging Market Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$9,794	[a]

Franklin International Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$921	[a]

Franklin U.S. Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,481	[a]

Franklin U.S. Large Cap Multifactor Index ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$86,762	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

For the period ended September 30, 2022, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Emerging Market Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(13,452)	Futures contracts	$(12,630)

Franklin International Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$1,681,625	Forward exchange contracts	$(252,393)

Equity contracts	Futures contracts	(3,714)	Futures contracts	(7,989)

Totals		$1,677,911		$(260,382)

Franklin U.S. Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(20,209)	Futures contracts	$(20,514)

Franklin U.S. Large Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(221,299)	Futures contracts	$(157,353)

Franklin U.S. Mid Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$536	Futures contracts	$—

Franklin U.S. Small Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(888)	Futures contracts	$—

For the period ended September 30, 2022, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Futures contracts	$150,737	$139,168	$140,895	$1,173,220
Forward exchange contracts	$—	$53,805,889	$—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Emerging Market Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,352,391	$—	$	—[c]	$12,352,391

Liabilities:
Other Financial Instruments:
Futures Contracts	$9,794	$—		$—	$9,794

Franklin International Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$31,110,179	$—		$—	$31,110,179

Liabilities:
Other Financial Instruments:
Futures Contracts	$921	$—		$—	$921

Franklin U.S. Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$41,186,653	$—	$	—[c]	$41,186,653

Liabilities:
Other Financial Instruments:
Futures Contracts	$10,481	$—		$—	$10,481

Franklin U.S. Large Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$861,797,955	$—		$—	$861,797,955

Liabilities:
Other Financial Instruments:
Futures Contracts	$86,762	$—		$—	$86,762

Franklin U.S. Mid Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$65,984,021	$—		$—	$65,984,021
Short-Term Investments	23,000	—		—	23,000

Total Investments in Securities	$66,007,021	$—		$—	$66,007,021

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9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin U.S. Small Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,472,445	$—	$—	$13,472,445
Short-Term Investments	20,560	—	—	20,560

Total Investments in Securities	$13,493,005	$—	$—	$13,493,005

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2022.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Emerging Market Core Dividend Tilt Index ETF

(formerly Franklin LibertyQ Emerging Markets ETF)

Franklin U.S. Core Dividend Tilt Index ETF

(formerly Franklin LibertyQ Global Dividend ETF)

Franklin International Core Dividend Tilt Index ETF (formerly Franklin LibertyQ International Equity Hedged ETF)

Franklin U.S. Large Cap Multifactor Index ETF (formerly Franklin LibertyQ U.S. Equity ETF)

Franklin U.S. Mid Cap Multifactor Index ETF (formerly Franklin LibertyQ U.S. Mid Cap Equity ETF)

Franklin U.S. Small Cap Multifactor Index ETF (formerly Franklin LibertyQ U.S. Small Cap Equity ETF)

(each a Fund)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds, and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent,

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and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2022. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin International Core Dividend Tilt Index ETF (The information and data included below for these two Funds is with respect to the Funds’ names, investment goals and strategies prior to the August 1, 2022 Fund Repositioning (as defined below)) – The Performance Universe for the Franklin Emerging Market Core Dividend Tilt Index ETF included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Performance Universe for the Franklin International Core Dividend Tilt Index ETF included the Fund and all retail and institutional international multi-cap growth funds and exchange-traded funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than 10 years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians and in the first quintile (best) of their respective Performance Universes, but for the three- and five-year periods were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2022, the Franklin International Core Dividend Tilt Index ETF’s tracking error was within the tolerance anticipated for the Fund, but the Franklin Emerging Market Core Dividend Tilt Index ETF’s tracking error exceeded the tolerance anticipated for the Fund by 21.7 basis points due, in part, to fees and capital gain tax accrual from holding Indian equities. The Board further considered and approved for each Fund management’s proposal to change the Fund’s name, ticker, underlying index, investment universe, investment goal and investment strategies and make related changes, effective August 1, 2022 (Fund Repositioning). The Board noted management’s representation that each Fund would be repositioned as a dividend tilt/yield enhanced index-based ETF with the Franklin Emerging Market Core Dividend Tilt Index ETF investing in emerging market stocks and the Franklin International Core Dividend Tilt Index ETF investing in developed market (ex-North America) stocks. The Board concluded that the Funds’ performance was satisfactory.

Franklin U.S. Core Dividend Tilt Index ETF (The information and data included below for the Fund is with respect to the Fund’s name, investment goal and strategies prior to the August 1, 2022 Fund Repositioning – The Performance Universe for the Fund included the Fund and all retail and institutional global equity income funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2022, the Fund’s tracking error was within the tolerance anticipated

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for the Fund. The Board further considered and approved implementing the Fund Repositioning for the Fund, noting management’s representation that the Fund would be repositioned as a dividend tilt/yield enhanced index-based ETF investing in large- and mid-capitalization US stocks. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF – The Performance Universe for the Franklin U.S. Large Cap Multifactor Index ETF included the Fund and all retail and institutional multi-cap core funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Mid Cap Multifactor Index ETF included the Fund and all retail and institutional mid-cap growth funds and exchange-traded funds. The Funds commenced operations on April 26, 2017, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes, but for the three-year period were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2022, the Funds’ tracking errors were within the tolerance anticipated for the Funds. The Board concluded that the Funds’ performance was satisfactory.

Franklin U.S. Small Cap Multifactor Index ETF – The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the quality and low volatility factors have heavily detracted from the Fund’s returns. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2022, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board further noted that, although below the median of its Performance Universe, the Fund’s annualized total return for the one- and three-year periods was positive, exceeding 10.00% in the three-year period.

Based on the foregoing, the Board concluded that the Fund’s performance was acceptable.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin International Core Dividend Tilt Index ETF – The Expense Group for the Franklin Emerging Market Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and ten other emerging markets funds. The Expense Group for the Franklin International Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and six other international multi-cap growth funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were equal to the medians of their respective Expense Groups. The Board further noted that the Funds have a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of each Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund

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may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board also considered and approved management’s proposed reduction in the Franklin Emerging Market Core Dividend Tilt Index ETF’s Management Rate from 0.45% to 0.19% and proposed reduction in the Franklin International Core Dividend Tilt Index ETF’s Management Rate from 0.40% to 0.09% in connection with the Fund Repositioning. The Board concluded that the Management Rates charged to Funds are reasonable.

Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF – The Expense Group for the Franklin U.S. Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and six other global equity income funds. The Expense Group for the Franklin U.S. Large Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and 13 other multi-cap core funds. The Expense Group for the Franklin U.S. Mid Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and five other mid-cap growth funds. The Board noted that the Management Rates and actual total expense ratios for Funds were below the medians of their respective Expense Groups. The Board further noted that the Funds have a Unified Fee and the terms of the Unified Fee Arrangement. The Board further considered and approved management’s proposed reduction in the Franklin U.S. Core Dividend Tilt Index ETF’s Management Rate from 0.45% to 0.06% in connection with the Fund Repositioning. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin U.S. Small Cap Multifactor Index ETF – The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and 13 other small-cap core funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and that the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual

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requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2021, each Fund (except for the Franklin U.S. Large Cap Multifactor Index ETF) had net assets below $58 million. The Board also noted management’s representation that, while the Franklin U.S. Large Cap Multifactor Index ETF had net assets of approximately $1 billion as of December 31, 2021, none of the Funds experienced a profit for the fiscal year ended September 30, 2021. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program –In-Kind ETFs

Franklin International Core Dividend Tilt Index ETF

Franklin U.S. Large Cap Multifactor Index ETF

Franklin U.S. Mid Cap Multifactor Index ETF

Franklin U.S. Small Cap Multifactor Index ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the

Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

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Liquidity Risk Management Program –Non-In-Kind ETFs

Franklin Emerging Market Core Dividend Tilt Index ETF

Franklin U.S. Core Dividend Tilt Index ETF

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2022 Franklin Templeton Investments. All rights reserved.		ETF S 11/22

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2022

Franklin Disruptive Commerce ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF Formerly, Franklin Liberty High Yield Corporate ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF Formerly, Franklin Liberty International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Formerly Franklin Liberty Investment Grade Corporate ETF
Franklin Municipal Green Bond ETF

Franklin Senior Loan ETF Formerly Franklin Liberty Senior Loan ETF
Franklin Systematic Style Premia ETF Formerly Franklin Liberty Systematic Style Premia ETF
Franklin U.S. Core Bond ETF Formerly Franklin Liberty U.S. Core Bond ETF
Franklin U.S. Low Volatility ETF Formerly Franklin Liberty U.S. Low Volatility ETF
Franklin U.S. Treasury Bond ETF Formerly Franklin Liberty U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF Formerly Franklin Liberty Ultra Short Bond ETF

Not FDIC Insured	| May Lose Value	| No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin Disruptive Commerce ETF

This semiannual report for Franklin Disruptive Commerce ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that are focused on, or that the investment manager believes will benefit from, electronic commerce, auctions, the sharing economy, electronic payment capabilities, drop shipping, direct marketing, significant decreases in transport and delivery costs and other activities or developments, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -33.97% based on market price and -33.90% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a -20.42% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 90.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Porfolio Composition

9/30/22

% of Total Net Assets
Internet & Direct Marketing Retail	24.7%
IT Services	18.3%
Software	9.2%
Trading Companies & Distributors	8.3%
Hotels, Restaurants & Leisure	6.1%
Food & Staples Retailing	5.3%
Road & Rail	4.8%
Interactive Media & Services	3.7%
Professional Services	3.6%
Commercial Services & Supplies	3.3%
Equity Real Estate Investment Trusts (REITs)	2.8%
Entertainment	2.3%
Containers & Packaging	2.2%
Other	3.2%
Other Net Assets	2.2%

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Amazon.com Inc. Internet & Direct Marketing Retail	10.0%
Costco Wholesale Corp. Hypermarkets & Super Centers	5.3%
Fastenal Co. Trading Companies & Distributors	4.3%
Adyen NV Data Processing & Outsourced Services	4.0%
W.W. Grainger Inc. Trading Companies & Distributors	4.0%
Mastercard Inc. Data Processing & Outsourced Services	3.7%
Uber Technologies Inc. Trucking	3.7%
Copart Inc. Diversified Support Services	3.3%
ZoomInfo Technologies Inc. Interactive Media & Services	3.2%
CoStar Group Inc. Research & Consulting Services	3.1%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or that are enabling the further development of the disruptive commerce themes in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in commerce relative to broad securities markets, and we seek to identify the primary beneficiaries of new trends or developments in commerce. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S., including those in developing or emerging markets. Although we search for investments across a large number of sectors, we expect to concentrate our investments in consumer discretionary-related industries.

Manager’s Discussion

During the period under review, the portfolio held exposures to nine different equity sectors, all of which produced negative absolute returns. The bulk of the overall decline occurred in the consumer discretionary, information technology (IT), communication services and industrials sectors, which on average comprised about 87% of total net assets. Widespread declines were evident in the consumer discretionary sector, where e-commerce names such as tech giant Amazon.com (focused on e-commerce, cloud computing, online advertising, digital streaming and artificial intelligence), online fashion retailer Revolve Group, food delivery specialist DoorDash and MercadoLibre (Latin America’s largest online marketplace) were standout detractors. Investments in the hotels, restaurants and leisure industry also suffered significant double-digit percentage losses including Airbnb (vacation rental and short-term homestays broker) and Booking Holdings (online travel and related services). Elsewhere in the portfolio, select entertainment industry companies Sea Limited and ROBLOX shed more than half of their equity value. Interactive media and services also fared poorly as all related holdings posted double-digit declines including ZoomInfo Technologies, which provides marketing software and data solutions.

Within IT, all positions in the IT services industry sold off, as did all software industry holdings. Among the top detractors in IT services were Shopify, an e-commerce platform for online stores and retail point-of-sale systems; Dutch e-payment platform provider Adyen; credit card giants Mastercard and Visa; Dlocal (cross-border payments connecting global merchants to emerging markets); and fintech-focused conglomerate Block (formerly Square). In the software space, Bill.com Holdings (cloud-based back-office software) and Unity Software (video game development platform provider) were the worst of nine individual detractors.

Across the entire portfolio, there were only four holdings that aided absolute returns, and their combined contribution was

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FRANKLIN DISRUPTIVE COMMERCE ETF

so small that they had almost no impact on overall performance. The only notable contributor among them was CoStar Group, a leading provider of online real estate marketplaces, information and analytics in the commercial and residential property markets.

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Lead Portfolio Manager

Kelly Rogal, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-33.90%	-33.97%	-33.90%	-33.97%
1-Year	-58.25%	-58.21%	-58.25%	-58.21%
Since Inception (2/25/20)	-17.50%	-17.50%	-7.14%	-7.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates, disposable income, fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations, which could make these companies particularly vulnerable to cyber security risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$661.00	$2.08	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Dynamic Municipal Bond ETF

This semiannual report for Franklin Dynamic Municipal Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable quality), including securities rated below investment grade and securities of issuers that are, or are about to be, involved in reorganizations, financial restructuring, or bankruptcy.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -7.10% based on market price and -6.86% based on net asset value (NAV). In comparison, the Bloomberg Municipal 1-15 Year Index, which is a subset of the Bloomberg Municipal Bond Index, posted a -4.09% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

During the six months ending September 30, 2022, multi-decade high inflation persisted throughout much of the period as a strong U.S. job market and ample consumer savings pushed demand beyond the ability of businesses to increase supply. In response, the U.S. Federal Reserve (Fed) continued to raise short-term interest rates at a rapid pace, leading U.S. Treasury (UST) yields to rise sharply.

Recessionary concerns grew as the market lowered its confidence in the Fed’s ability to engineer a soft landing that would bring inflation down without causing a severe economic contraction.

Following one of the worst starts to a new year in 2022, the municipal bond (muni) market continued to perform poorly. High levels of fixed income market volatility, a general risk-off shift in sentiment, and poor performance pushed year-to-date outflows from muni retail vehicles ever higher, leading market technical conditions to further deteriorate. So far this year, net issuance has remained light, lagging well behind historic norms. Fundamentals remained strong, however, with many issuers reporting surpluses for 2022 as federal government transfers bolstered revenues.

For the six-month period, U.S. fixed income sectors performed better relative to equities, as measured by the Standard & Poor’s 500 Index, which posted a -20.20% total return for the period.2 Investment-grade munis, as measured by the Bloomberg Municipal Bond Index, posted a -6.30% total return, and USTs, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return.2 Investment-grade corporate bonds, as measured by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.2

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.

Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 93.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Portfolio Composition

9/30/22

% of Total Investments
Special Tax	26.61%
Industrial Development Revenue and Pollution Control	17.53%
Health Care	10.78%
Education	8.46%
Transportation	7.79%
Lease	7.64%
Local	6.91%
State	6.25%
Housing	3.29%
Other	2.36%
Utilities	2.24%
Refunded	0.39%
Cash	(0.23)%

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically invest with a long-term time horizon. This means we generally hold securities in the Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal. When selecting securities for the Fund’s portfolio, we may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Manager’s Discussion

The portfolio management team invested across the entire quality spectrum, including below investment-grade bonds, to achieve our objective of maximizing income for our investors. As credit spreads fluctuate, we will continue to seek the best opportunities in higher and lower quality securities. The yield curve flattened significantly over the reporting period, and the team focused on yield curve positioning in an effort to help our investors achieve high levels of tax-free income over the long term.

Thank you for your participation in Franklin Dynamic Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-6.86%	-7.10%	-6.86%	-7.10%
1-Year	-12.48%	-12.74%	-12.48%	-12.74%
5-Year	+3.00%	+2.40%	+0.59%	+0.47%
Since Inception (8/31/17)	+2.55%	+2.31%	+0.50%	+0.45%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
3.51%	3.81%	3.39%	6.44%	5.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

10	Semiannual Report	franklintempleton.com

FRANKLIN DYNAMIC MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.322419

Total Annual Operating Expenses8

With Fee Waiver
0.30%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 7/31/23 without Board consent.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	11

FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$931.40	$1.45	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

12	Semiannual Report	franklintempleton.com

Franklin Exponential Data ETF

This semiannual report for Franklin Exponential Data ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of exponential data. These companies include those that are focused on, or that the investment manager believes will benefit from, the use of large data sets and/or growth of data, including systems, services, hardware, software and other digital and physical infrastructure related to data products or services, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -30.78% based on market price and -30.68% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a -20.42% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 106.

franklintempleton.com	Semiannual Report	13

FRANKLIN EXPONENTIAL DATA ETF

Porfolio Composition

9/30/22

% of Total Net Assets
Software	49.0%
IT Services	15.7%
Equity Real Estate Investment Trusts (REITs)	11.7%
Interactive Media & Services	8.2%
Capital Markets	6.3%
Wireless Telecommunication Services	3.3%
Communications Equipment	2.1%
Electronic Equipment, Instruments & Components	2.0%
Other	1.6%
Short-Term Investments & Other Net Assets	0.1%
Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Microsoft Corp. Information Technology	6.2%
Datadog Inc., A Information Technology	5.2%
Alphabet Inc., A Communication Services	5.0%
Snowflake Inc., A Information Technology	4.9%
MongoDB Inc. Information Technology	4.8%
Crowdstrike Holdings Inc., A Information Technology	4.1%
Cloudflare Inc., A Information Technology	4.1%
Palo Alto Networks Inc. Information Technology	4.0%
Equinix Inc. Real Estate	4.0%
SBA Communications Corp. Real Estate	3.9%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on innovations in or that are enabling the further development of the exponential data theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from innovations in data products or services or the commercialization of data relative to the broad equities market, and we seek to identify the primary beneficiaries of new trends or developments in exponential data. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S.,including those in developing or emerging markets. Although we search for investments across a large number of sectors, we expect to concentrate our investments in information technology-related industries.

Manager’s Discussion

During the six-month period under review, widespread declines occurred across nearly all sector and industry allocations, and they were most acutely felt in the software and information technology services industries. All related holdings sold off, including key detractors such as MongoDB, a documentation database tool that helps queries work flexibly; cloud-based network performance and security specialist Cloudflare; and Datadog, which provides a data analytics and observability services to cloud-scale operations and applications.

Among communication services sector stocks, Google parent company Alphabet, and ZoomInfo Technologies, which provides marketing software and data solutions, sustained significant losses in the interactive media and services industry. To a lesser extent, the Fund also posted double-digit percentage declines in four smaller sector allocations: real estate (anchored by Crown Castle International, a real estate investment trust for shared communications infrastructure), financials (where financial information and analytics provider S&P Global was the worst of four detractors), health care (featuring a sharp selloff in glucose monitoring system maker DexCom), and industrials (where consumer credit reporting agency TransUnion was the sole investment).

Turning to contributors, only three individual stocks added to absolute returns, and their combined impact was nearly inconsequential given the magnitude of declines elsewhere in the portfolio. These minor outliers to the upside were wireless communication services provider T-Mobile US, electronics test and measurement equipment and software maker Keysight Technologies, and online gaming and game creation platform ROBLOX (bought and sold during the period).

Thank you for your participation in Franklin Exponential Data ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Lead Portfolio Manager

Kelly Rogal, CFA

Portfolio Manager

14	Semiannual Report	franklintempleton.com

FRANKLIN EXPONENTIAL DATA ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN EXPONENTIAL DATA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/14/21), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-30.68%	-30.78%	-30.68%	-30.78%
1-Year	-41.86%	-41.91%	-41.86%	-41.91%
Since Inception (1/12/21)	-36.84%	-36.84%	-23.50%	-23.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

16	Semiannual Report	franklintempleton.com

FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in information technology related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a Fund that invests in a wider variety of industries. Companies operating within information technology related industries may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	17

FRANKLIN EXPONENTIAL DATA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$693.20	$2.08	$1,022.61	$2.48	0.49%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

18	Semiannual Report	franklintempleton.com

Franklin Genomic Advancements ETF

This semiannual report for Franklin Genomic Advancements ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies include those that are focused on, that the investment manager believes will benefit from, extending and enhancing the quality of human and animal life through technological or scientific advancements in such areas as genetic engineering, gene therapy, genome analysis and other uses, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -19.66% based on market price and -19.78% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a -20.42% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 108.

franklintempleton.com	Semiannual Report	19

FRANKLIN GENOMIC ADVANCEMENTS ETF

Porfolio Composition

9/30/22

% of Total Net Assets
Life Sciences Tools & Services	43.3%
Biotechnology	33.0%
Pharmaceuticals	6.8%
Health Care Providers & Services	5.1%
Health Care Equipment & Supplies	3.6%
Chemicals	3.5%
Other	3.7%
Other Net Assets	1.0%

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Repligen Corp. Life Sciences Tools & Services	6.3%
Danaher Corp. Health Care Equipment	6.0%
Thermo Fisher Scientific Inc. Life Sciences Tools & Services	6.0%
Sartorius AG, 0.35% Health Care Equipment	3.6%
Medpace Holdings Inc. Life Sciences Tools & Services	3.4%
Vertex Pharmaceuticals Inc. Biotechnology	3.4%
Regeneron Pharmaceuticals Inc. Biotechnology	3.3%
Samsung Biologics Co. Ltd. Life Sciences Tools & Services	3.1%
Guardant Health Inc. Health Care Services	3.0%
Corteva Inc. Fertilizers & Agricultural Chemicals	3.0%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the genomic advancements theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from advancements in genomics relative to broad securities markets, and we seek to identify the primary beneficiaries of new trends or developments in genomics. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S., including those in developing or emerging markets.

Although we search for investments across a large number of sectors, we expect to concentrate our investments in health care-related industries.

Manager’s Discussion

During the six-month period under review, all of the Fund’s core areas of investment—life sciences tools and services, biotechnology and pharmaceuticals—experienced nearly across-the-board absolute declines under bear market conditions. Some of our larger positions in the life sciences tools and services industry had a disproportionately negative impact on returns including Lonza Group, a contract manufacturer for the pharmaceuticals industry; Avantor, a chemicals and materials company that supplies the life sciences, advanced technologies and applied materials industries; Thermo Fisher Scientific, which makes analytical laboratory instruments and bioprocessing tools; and Charles River Laboratories International, which specializes in outsourced preclinical research for the biopharma industry. Within the biotechnology industry, our sizable positions in mRNA vaccine developer Moderna, and Intellia Therapeutics, which develops therapeutics using a CRISPR gene editing system, were at the top of an extensive list of detractors, while Catalent (global provider of outsourced drug development and drug manufacturing) and biopharma-ceutical giant AstraZeneca were the standout detractors in the pharmaceuticals industry.

In the information technology sector, shares of semiconductor chipmaker NVIDIA lost more than half of their value, and we eventually liquidated this holding before the end of September. To a lesser extent, returns were also negative across most of our smaller industry allocations including health care-focused real estate investments trusts, where Alexandria Real Estate Equities was the sole position; health care services; health care technology; fertilizers and agricultural chemicals; and health care equipment (not held at period-end). When combined, these holdings comprised about 11% of total net assets at the end of September.

Turning to contributors, only a few individual stocks were spared during the prolonged selloff that characterized most of the April–September period. Among the outliers to the upside were Vertex Pharmaceuticals, which develops and markets drugs for cystic fibrosis and gene-editing drugs for blood diseases, and Eli Lilly, a multinational pharma. Avid Biosciences, a pure biologics contract development and manufacturing organization, and a handful of other stocks were also net contributors, but their combined positive impact was nearly insignificant given the magnitude of the declines across the rest of the portfolio.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Thank you for your participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA Lead Portfolio Manager

Kelly Rogal, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-19.78%	-19.66%	-19.78%	-19.66%
1-Year	-43.08%	-43.17%	-43.08%	-43.17%
Since Inception (2/25/20)	+19.16%	+19.08%	+6.98%	+6.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$802.20	$2.26	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

24	Semiannual Report	franklintempleton.com

Franklin High Yield Corporate ETF

Formerly, Franklin Liberty High Yield Corporate ETF

This semiannual report for Franklin High Yield Corporate ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund normally invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including bonds, notes, debentures, convertible securities, bank loans and corporate loans, and senior and subordinated debt securities

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -10.43% based on market price and -10.27% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index, which tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market, posted a -10.59% cumulative total return for the same period.1You can find more of the Fund’s performance data in the Performance Summary beginning on page 28.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10- year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over adecade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.1

Portfolio Composition

9/30/22

% of Total Net Assets
Corporate Bonds & Notes	89.0%
Senior Floating Rate Interests	4.2%
Short-Term Investments & Other Net Assets	6.8%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 112.

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FRANKLIN HIGH YIELD CORPORATE ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Energy	17.8%
Media & Entertainment	12.5%
Materials	11.0%
Commercial & Professional Services	6.7%
Diversified Financials	5.7%
Utilities	5.6%
Consumer Services	4.2%
Automobiles & Components	3.5%
Health Care Equipment & Services	3.3%
Capital Goods	3.2%

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities, including covenant life loans. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the investment manager has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment goals.

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Federal Home Loan Bank Discount Notes, 10/03/22	5.5%
TransDigm Inc., 144A, 6.25%, 3/15/26 Capital Goods	1.2%
Vistra Operations Co. LLC, 144A, 5.50%, 9/01/26 Utilities	1.1%
Harbour Energy PLC, 144A, 5.50%, 10/15/26 Energy	1.1%
InterGen NV, 144A, 7.00%, 6/30/23 Utilities	1.1%
CSC Holdings LLC, 144A, 7.50%, 4/01/28 Media & Entertainment	1.1%
United Rentals North America Inc., 5.50%, 5/15/27 Commercial Services	1.1%
American Airlines Inc/AAdvantage Loyalty IP Ltd., 144A, 5.50%, 4/20/26 Airlines	1.1%
Banijay Entertainment SASU, 144A, 5.375%, 3/01/25 Media & Entertainment	1.0%
DaVita Inc., 144A, 4.625%, 6/01/30 Health Care Equipment & Services	1.0%

Manager’s Discussion

Since the beginning of 2022, escalating geopolitical risks around the Russia-Ukraine war, combined with fears that the Fed’s aggressive interest-rate stance could push the economy into a recession, have resulted in persistent volatility. As spreads widened and U.S. Treasury yields increased, the high yield (HY) asset class experienced negative returns. Despite the fundamental challenges, it is worth noting that HY credit fundamentals are entering this turbulent period from a position of strength, with healthy net leverage and robust interest coverage as readily accessible capital markets in the past several years enabled most issuers to build up liquidity reserves. With the Fed actively seeking to slow the economy to combat inflation, we continue to be cautious of issuers or industries that are facing secular declines or heightened competitive pressures, as well as companies with minimal cash flow generation relative to their debt obligations.

Based on benchmark index data, HY spreads generally widened during the six-month period under review. Most segments of the HY market posted negative absolute returns for the performance period under review. CCC rated bonds returned -14.18%, compared to returns of -11.19% and -9.40% for B and BB rated segments, respectively. From an industry standpoint, energy stood out as a key performer, followed by metals/minerals.

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FRANKLIN HIGH YIELD CORPORATE ETF

The Fund’s yield-curve positioning contributed to performance during the six-month period under review. Conversely, the Fund’s ratings quality hindered results.

The Fund’s industry allocation contributed to relative performance for the period, led by overweight positions in the energy and utility industries and underweight positions in the health care segment. Conversely, underweighted positions in the food and beverage, aerospace and defense, and restaurant industries hindered results.

The Fund held mostly cash bonds during the period under review. The Fund had no exposure to derivatives at the end of the review period.

Thank you for your participation in Franklin High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-10.27%	-10.43%	-10.27%	-10.43%
1-Year	-13.92%	-14.27%	-13.92%	-14.27%
3-Year	-1.00%	-1.83%	-0.33%	-0.61%
Since Inception (5/30/18)	+10.70%	+10.23%	+2.37%	+2.27%

Distribution Rate[5]	30-Day Standardized Yield[6]
8.03%	7.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

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FRANKLIN HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.729443

Total Annual Operating Expenses7

0.40%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal – a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasionof Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	29

FRANKLIN HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$897.30	$1.90	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Intelligent Machines ETF

This semiannual report for Franklin Intelligent Machines ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that are focused on, or that the investment manager believes will benefit from, the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -26.88% based on market price and -26.95% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a -20.42% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 34.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 119.

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FRANKLIN INTELLIGENT MACHINES ETF

Porfolio Composition

9/30/22

% of Total Net Assets
Semiconductors & Semiconductor Equipment	32.8%
Software	23.9%
Health Care Equipment & Supplies	10.5%
Electronic Equipment, Instruments & Components	8.8%
Automobiles	7.7%
Computers & Peripherals	5.0%
Construction & Engineering	3.1%
Industrial Conglomerates	2.2%
Aerospace & Defense	2.1%
Other	3.9%
Other Net Assets	0.0%

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Tesla Inc. Automobile Manufacturers	7.7%
Apple Inc. Technology Hardware, Storage & Peripherals	5.0%
Cadence Design Systems Inc. Application Software	4.3%
Synopsys Inc. Application Software	4.3%
NVIDIA Corp. Semiconductors	4.1%
Intuitive Surgical Inc. Health Care Equipment	3.9%
ASML Holding NV Semiconductor Equipment	3.9%
Enphase Energy Inc. Semiconductor Equipment	3.8%
Descartes Systems Group Inc. Application Software	3.1%
Keyence Corp. Electronic Equipment & Instruments	3.0%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation in or are enabling the further development of the intelligent machines theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and we seek to identify the primary beneficiaries of new trends or developments in physical applications of these innovations. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S., including those in developing or emerging markets. Although we search for investments across a large number of sectors, we expect to have significant investments in particular sectors, including technology.

Manager’s Discussion

During the six-month period under review, the Fund was invested in 16 different industries, all of which produced negative absolute returns. The largest industry-level detractors were semiconductor and semiconductor equipment companies such as NVIDIA, ASML Holding, Taiwan Semiconductor Manufacturing, Entegris, Applied Materials and SiTime, all of which posted steep, double-digit percentage declines. Elsewhere in the information technology (IT) sector, all software industry holdings traded lower including key detractors Dassault Systèmes (3D product design, simulation and manufacturing software) and Atlassian (collaborative and quality-control software for software developers). The Fund’s smaller IT-related industry allocations also experienced across-the-board declines in every stock position, including standout detractors Keyence (electronics test and measurement equipment/software) and Zebra Technologies (mobile computing specialist focused on barcode printers and barcode scanners) in the electronic equipment, instruments and components industry; and Apple in the technology hardware, storage and peripherals industry.

Health care holdings collectively posted the largest overall decline among the Fund’s sector allocations as all related investments traded lower. Health care equipment and supplies companies were a notable area of weakness as Intuitive Surgical (robotic surgery systems), DexCom (next-generation glucose monitoring systems), IDEXX Laboratories (advanced diagnostic products and services for the veterinary and livestock markets) fared poorly along with six other, lesser industry detractors.

Elsewhere in the portfolio, electric vehicle (EV) manufacturer Tesla was a major detractor in the consumer discretionary sector, while Axon Enterprise, which designs and manufactures non-lethal weapons primarily for law enforcement, was the worst of 10 detractors in the industrials sector.

Turning to contributors, only four individual stocks added to absolute returns, and their combined impact was small given the magnitude of declines elsewhere in the portfolio. The most notable outlier to the upside was Enphase Energy,

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which has seen robust demand for its residential solar micro-inverters. To a much lesser extent, incremental contributions were seen in electronic design automation software specialist Cadence Design Systems; Valmont Industries, which manufactures irrigation equipment, windmill support structures, and utility poles; and Keysight Technologies, which makes electronics testing and measurement equipment.

Thank you for your continued participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Lead Portfolio Manager

Kelly Rogal, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-26.95%	-26.88%	-26.95%	-26.88%
1-Year	-30.09%	-30.32%	-30.09%	-30.32%
Since Inception (2/25/20)	+35.53%	+35.17%	+12.42%	+12.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 35 for Performance Summary footnotes.

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FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. The Fund has significant exposure to the technology sector. Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/221	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/221	Net Annualized Expense Ratio
$1,000.00	$730.50	$2.17	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin International Aggregate Bond ETF

Formerly, Franklin Liberty International Aggregate Bond ETF

This semiannual report for Franklin International Aggregate Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Geographic Composition

9/30/22

% of Total Net Assets
Europe	41.0%
Asia	27.0%
North America	7.9%
Supranationals	2.3%
Australia & New Zealand	2.2%
Middle East & Africa	0.9%
Latin America & Caribbean	0.1%
Short-Term Investments & Other Net Assets	18.6%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -3.99% based on market price and -3.71% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg Global Aggregate Bond ex-USD Index (100% Hedged to USD), which measures global investment-grade debt from 24 local currency markets, posted a -6.13% cumulative total return. 1You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global aggregate bond markets posted significantly negative returns over the six-month review period.

After rising steadily in the first quarter of 2022, U.S. inflation maintained its upward trend over the second quarter. Concerns over rising price levels prompted the U.S. Federal Reserve (Fed) to raise its base rate by 50 basis points (bps) in early May, stoking expectations of aggressive rate tightening to come. With U.S. inflation showing no signs of slowing, reaching 8.6% (year-on-year) in May due to the rapidly increasing cost of housing, energy and food, the central bank then raised rates again in June, this time by an unexpected 75 bps, the largest increase since 1994. Overall, U.S. economic data released in the second quarter was lackluster; U.S. gross domestic product (GDP) for the first quarter of 2022 was revised down slightly. Consumer spending waned and sentiment fell significantly. Industrial production and surveys of business sentiment also finished the second quarter lower.

In July, a further acceleration in U.S. inflation persuaded the Fed to raise rates by a further 75 bps. The combination of rising prices and higher interest rates affected the broader U.S. economy; consumer sentiment remained depressed and industrial production for June was down. Business sentiment also turned negative, while the housing market continued to cool. On the contrary, the U.S. job market showed signs of strength in June. In August, investors remained concerned that, despite the slowdown in economic growth, the Fed would continue hiking interest rates. A subsequent hawkish Jackson Hole address from Fed Chair Jerome Powell confirmed this position. Surprisingly, inflation fell slightly in July, helping to precipitate an improvement in U.S. consumer sentiment reading. Labor market figures were also notably robust. However, weak data from China, and discouraging news on energy prices and supplies, with the consequent impact on Europe, accompanied a deterioration in investor sentiment. In September, with core inflation rising by 6.3% (year-on-year) in August, up from 5.9% in July, the Fed raised the federal funds rate by another 75 bps. It also updated its 2023 economic projections, revising growth down to 1.2%, and unemployment and core inflation up to 4.4% and 3.1%, respectively.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

The SOI begins on page 122 .

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Against this backdrop, benchmark 10-year U.S. Treasury yields increased in April, although they fell a little in May. Having peaked close to 3.5% in mid-June, in the wake of the inflation data and subsequent Fed hike, they ended the second quarter below 3% as concerns grew about a potential recession, and then declined in July by more than 35 bps, despite the hike in the U.S. federal funds rate. Following hawkish comments from Fed policymakers, yields then rebounded sharply in August and September, with two-and five-year U.S. Treasury yields moving above 4% by the end of the period under review.

In Europe, data released in April underlined that while the European Central Bank (ECB) would ultimately be forced to raise rates, it would have to balance slowing growth against rising prices. Indeed, the energy crisis saw eurozone inflation reach 8.1% year-on-year in May. This increased pressure on the ECB to increase the cost of borrowing, although the central bank revised its forecast for 2022 eurozone growth down from 4.2% to 2.9%. The ECB bolstered its increasingly hawkish positioning in June by committing to raise interest rates by 25 bps at its July meeting, followed by a gradual and sustained increase in rates as appropriate. The move was prompted by surging energy prices, which saw eurozone inflation reach 8.6% (year-on-year) in June.

In fact, with inflation rising to 8.9% (year-on-year) in July, the ECB raised rates by 50 bps during the month, while also unveiling its new tools designed to ensure the effective transmission of monetary policy to all member states via sovereign debt purchases. Purchasing managers’ index data showed that the eurozone economy contracted in July, with both output and new orders falling for the first time since early 2021. Meanwhile, the ECB Survey of Professional Forecasters, released in July, raised inflation projections to 3.6% for 2023, but revised eurozone growth down to 1.5%. Eurozone inflation then reached 9.1% (year-on-year) in August. Although economic growth continued to slow in the region, the inflation data strengthened the case for the ECB to raise rates further at its next meeting. Indeed, in September, an increasingly hawkish central bank hiked its base rate by 75 bps. At the same time, economic growth for 2023 was also revised down to 0.9%, emphasizing the difficult path the ECB must tread on monetary policy.

In European fixed income markets, given the hawkish rhetoric from the ECB, benchmark 10-year German Bund yields were up sharply over the second quarter of 2022, reflecting the increased possibility of policy tightening. Nevertheless, in July, benchmark 10-year German Bund yields fell sharply, losing more than 50 bps over the month. However, benchmark European government bond yields rose significantly in August and September, with German five-and 10-year Bund yields moving above 2% by the end of the third quarter.

Portfolio Composition

9/30/22

% of Total Net Assets
Foreign Government and Agency Securities	76.6%
Corporate Bonds & Notes	4.8%
Short-Term Investments & Other Net Assets	18.6%

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.). The Fund may invest without limit in developing or emerging markets.

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

We seek to hedge substantially all of the Fund’s foreign currency exposure using currency related derivatives, including currency and cross currency forwards and currency futures contracts. We expect to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a significant component of the Fund’s investment returns. The use of these derivative

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transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Manager’s Discussion

The Fund’s duration and yield-curve positioning helped relative results, mostly due to duration stances on eurozone, U.K. and Japanese bonds. However, duration positioning in Chinese bonds hindered relative performance.

The Fund’s local market allocation further contributed to relative returns, namely an overweight exposure to the outperforming U.S. market and an underweight position in the underperforming U.K. market. Nonetheless, an underweight allocation to China’s market, which bettered the benchmark, weighed on relative results.

The Fund’s sector allocation contributed to relative performance, while security selection had a small negative impact on relative returns. In government bonds, an overweight exposure to German Bunds and positioning in Italian sovereign debt bolstered relative results. In the corporate space, an underweight exposure to investment-grade financial bonds added relative value, although this was countered to some degree by the harmful bearing of selection in this area. Selection in investment-grade industrial issues also aided relative results. In contrast, selection in hard-currency emerging market debt hurt relative performance.

The Fund’s currency positioning also added to relative results, largely owing to underweight allocations to the euro and British pound, both of which depreciated against the U.S. dollar. Nevertheless, an overweight exposure to the Canadian dollar, also down versus its U.S. counterpart, subtracted relative value.

In terms of derivative use, currency forwards are used in the portfolio to hedge foreign-currency-denominated holdings back into the portfolio’s base currency, the U.S. dollar. Therefore, the use of the forwards is generally risk reducing, both on an absolute basis and relative to the benchmark. For the period under review, derivatives use added 1286 bps to the Fund’s performance, as the U.S. dollar rose strongly against most other major currencies.

Thank you for your participation in Franklin International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

Co-Lead Portfolio Manager

Sonal Desai, Ph.D.

Co-Lead Portfolio Manager

David Zahn, CFA

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-3.71%	-3.99%	-3.71%	-3.99%
1-Year	-7.38%	-7.38%	-7.38%	-7.38%
3-Year	-7.13%	-7.28%	-2.43%	-2.49%
Since Inception (5/30/18)	-2.46%	-2.44%	-0.57%	-0.57%

Distribution Rate[5]	30-Day Standardized Yield[6]
0.59%	1.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.402361

Total Annual Operating Expenses7

0.25%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates and a rise in interest rates may cause the Fund’s share price to decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks including counterparty risk, and as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$962.90	$1.23	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Investment Grade Corporate ETF

Formerly, Franklin Liberty Investment Grade Corporate ETF

This semiannual report for Franklin Investment Grade Corporate ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -12.33% based on market price and 12.32% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Corporate Investment Grade Bond Index, which measures the performance of the investment grade, fixed-rate, taxable corporate bond market, posted a -11.95% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 46.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The

Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Investment Grade Bond Index, posted a -11.95% total return.1

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

The SOI begins on page 127.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	23.7%
Electric Utilities	7.3%
Diversified Financial Services	4.1%
Health Care Providers & Services	3.7%
Oil, Gas & Consumable Fuels	3.3%
Food	3.2%
Electric	2.9%
Household Products	2.9%
Capital Markets	2.8%
Pharmaceuticals	2.3%

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities (including preferred stock) and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high-quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Top 10 Holdings

9/30/22

Issue/Issuer	% of Total Net Assets
Verizon Communications Inc., senior bond, 3.40%, 3/22/41	1.7%
Bank of America Corp., sub. bond, 4.183%, 11/25/27	1.5%
Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%, 10/20/25	1.4%
Wells Fargo & Co., 4.808% to 7/25/27, FRN thereafter, 7/25/28	1.4%
Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	1.3%
BPCE SA, senior note, 144A, 5.70%, 10/22/23	1.3%
National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	1.2%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	1.2%
T-Mobile USA Inc., 2.875%, 2/15/31	1.2%
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	1.2%

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Investment-grade corporate bond absolute performance was negative over the six months under review, because of the combination of much higher U.S. Treasury yields and wider corporate bond credit spreads.

The Fund performed slightly worse than its benchmark for the six months under review. The Fund’s overweight allocation to BBB-rated bonds and its underweight allocation to A-rated bonds detracted from performance during this risk off period in markets. Security selection also detracted from results, led by companies within the energy, communications and banking sectors.

Duration and yield curve positioning were strong contributors to relative performance. On average over the six months, we maintained a duration slightly lower than the benchmark, especially in bonds with shorter maturities given our view that the yield curve would invert due to tighter central bank policy.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

Overall industry allocation contributed to results. Our underweight allocation to bonds in the communication sector helped performance, as did our overweight in the electric utility sector. However, an underweight in technology and capital goods companies detracted from performance.

The Fund primarily held cash bonds during the period. The Fund also used interest-rate futures contracts to manage duration exposure. The use of futures had a small impact on total Fund returns.

Thank you for your participation in Franklin Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-12.32%	-12.33%	-12.32%	-12.33%
1-Year	-19.01%	-18.81%	-19.01%	-18.81%
5-Year	-1.57%	-1.86%	-0.31%	-0.38%
Since Inception (10/3/16)	+0.28%	+0.22%	+0.05%	+0.04%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.27%	5.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 47 for Performance Summary footnotes.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.409714

Total Annual Operating Expenses7

0.35%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$876.80	$1.65	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Municipal Green Bond ETF

Formerly, Franklin Liberty Federal Tax-Free Bond ETF

This semiannual report for Franklin Municipal Green Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 In addition, the Fund invests at least 80% of its net assets in municipal green bonds. Municipal “green bonds” are bonds that promote environmental sustainability. The Fund buys predominately municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -9.38% based on market price and -9.22% based on net asset value (NAV). In comparison, the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more, posted a -6.30% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 51.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

During the six months ending September 30, 2022, multi-decade high inflation persisted throughout much of the period as a strong U.S. job market and ample consumer savings pushed demand beyond the ability of businesses to increase supply. In response, the U.S. Federal Reserve (Fed) continued to raise short-term interest rates at a rapid pace, leading U.S. Treasury (UST) yields to rise sharply.

Recessionary concerns grew as the market lowered its confidence in the Fed’s ability to engineer a soft landing that would bring inflation down without causing a severe economic contraction.

Following one of the worst starts to a new year in 2022, the municipal bond (muni) market continued to perform poorly. High levels of fixed income market volatility, a general risk-off shift in sentiment, and poor performance pushed year-to-date outflows from muni retail vehicles ever higher, leading market technical conditions to further deteriorate. So far this year, net issuance has remained light, lagging well behind historic norms. Fundamentals remained strong, however, with many issuers reporting surpluses for 2022 as federal government transfers bolstered revenues.

For the six-month period, U.S. fixed income sectors performed better relative to equities, as measured by the Standard & Poor’s 500 Index, which posted a -20.20% total return for the period.2 Investment-grade munis, as measured by the Bloomberg Municipal Bond Index, posted a -6.30% total return, and USTs, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return.2 Investment-grade corporate bonds, as measured by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.2

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically invest with a long-term time horizon. This means we generally hold securities in the Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 135.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Portfolio Composition

9/30/22

% of Total Investments
Utilities	18.21%
Lease	12.29%
Special Tax	12.12%
Transportation	10.10%
Industrial Development Revenue and Pollution Control	9.49%
Health Care	9.37%
Education	8.39%
Local	7.29%
Housing	5.86%
Other	5.46%
State	0.70%
Cash	0.54%
Refunded	0.16%

Manager’s Discussion

During the six-month period, the portfolio management team invested across the investment-grade quality spectrum to achieve our objective of maximizing income for our investors. As credit spreads within investment grade fluctuate, we will continue to seek the best opportunities in higher and lower quality securities. The yield curve flattened significantly over the reporting period, and the team focused on yield curve positioning in an effort to help our investors achieve high levels of tax-free income over the long term.

Thank you for your participation in Franklin Municipal Green Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-9.22%	-9.38%	-9.22%	-9.38%
1-Year	-15.37%	-15.55%	-15.37%	-15.55%
5-Year	+0.75%	+0.40%	+0.15%	+0.08%
Since Inception (8/31/17)	+0.23%	+0.09%	+0.05%	+0.02%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
3.22%	3.56%	3.18%	6.01%	5.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 52 for Performance Summary footnotes.

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FRANKLIN MUNICIPAL GREEN BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.315965

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.30%	0.66%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower rated bonds which include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Some sectors might be more likely to issue green bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. In addition, green bonds selected by the investment manager may not result in direct environmental benefits. Green bonds may not result in direct environmental benefits and the issuer may not use proceeds as intended or to appropriate new or additional projects. The managers’ environmental social and governance (ESG) investment strategies may limit the types and number of investment opportunities available and, as a result, may underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of other investors or advisors. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. To the extent such a change impacts sectors more likely to issue green bonds, it may have a greater adverse effect on the Fund because the Fund focuses investments in green bonds. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 7/31/23 without Board consent.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$907.80	$1.43	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Senior Loan ETF

Formerly, Franklin Liberty Senior Loan ETF

This semiannual report for Franklin Senior Loan ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. The Fund normally invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans. Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.49% based on market price and -4.07% based on net asset value (NAV). In comparison, the Fund’s benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, which reflects the performance of the largest facilities in the leveraged loan market, posted a -4.08% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 57.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.2 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.2 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.2

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.2

Portfolio Composition

9/30/22

% of Total Net Assets
Senior Floating Rate Interests	88.1%
Corporate Bonds & Notes	3.0%
Asset-Backed Securities	0.9%
Short-Term Investments & Other Net Assets	8.0%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

The SOI begins on page 143.

54	Semiannual Report	franklintempleton.com

FRANKLIN SENIOR LOAN ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Software	14.7%
Media	7.9%
Commercial Services & Supplies	7.1%
Health Care Providers & Services	6.6%
Airlines	4.3%
Chemicals	3.7%
IT Services	3.5%
Pharmaceuticals	3.4%
Diversified Financial Services	2.5%
Insurance	2.3%

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest-rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B-by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

The loan market experienced meaningful price declines during the six-month period as the U.S. Federal Reserve (Fed) signaled its commitment to tackling inflation with aggressive tightening. While loan prices had previously benefited from expectations of a gradual rising rate environment, the new pace of rate hikes was expected to slow economic growth and potentially affect the debt servicing ability of certain issuers. Technical conditions, which had been supportive of loan prices in the prior period, turned negative as loan retail vehicles experienced outflows. Additionally, primary market activity was subdued amid weaker demand. Sentiment concerning fundamental conditions also worsened, as credit rating downgrades outpaced upgrades.

During the period, the Fund performed in line with its primary benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Index. Amid greater dispersion in loan prices based on credit quality, the Fund’s underweight in upper tier loans (BB-rated) detracted from performance, but its underweight and selection in lower tier loans contributed to performance. Upper tier loans in the index returned -0.79%, middle tier loans (B-rated) returned -4.10%, and lower-tier loans returned -53.31%. As of September 30, 2022, the Fund had approximately 15% of its loan portfolio in the upper tier and 72% in the middle tier, compared to the index, which had 34% in the upper tier and 65% in the middle tier. The Fund maintained an overweight weighting in lower tier loans for most of the period but ended the period at 0.9% (compared to the benchmark weighting of 0.7%), as lower rated constituents fell out of the index. The Fund’s loan selection among lower rated loans positively contributed to relative performance as it did not have exposure to larger benchmark names that experienced meaningful declines.

The top individual contributors to Fund performance included issuers that continued to see rebounds from pandemic-related declines, in addition to issuers that were perceived to be more insulated from a potential economic slowdown due to higher rates. American Airlines (a global airline operator) traded higher from discounted levels due to a continued recovery in travel volumes, which raised expectations that the company would be able to reduce debt. The top detractors from performance primarily included issuers that had traded lower due to operational challenges or the expectation that rising rates would negatively impact interest coverage. Goto Group (a provider of workplace communication software) was the top detractor after reporting continued revenue declines for a core segment and a weak outlook for the rest of the year. The second lien term loans of Asurion (a provider of wireless handset insurance services) also declined amid weaker demand for lower rated loans during the period.

franklintempleton.com	Semiannual Report	55

FRANKLIN SENIOR LOAN ETF

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Federal Home Loan Bank Discount Notes, 10/3/2022	7.3%
Verscend Holding Corp., FRN thereafter, 7.115%, 8/27/2025 IT Services	1.6%
Greeneden U.S. Holdings II LLC, FRN thereafter, 7.115%, 12/1/2027 Technology Hardware, Storage & Peripherals	1.5%
Navicure Inc., FRN thereafter, 7.115%, 10/22/2026 Software	1.4%
eResearchTechnology Inc., FRN thereafter, 7.615%, 2/4/2027 Pharmaceuticals	1.4%
Peraton Corp., FRN thereafter, 6.865%, 2/1/2028 Aerospace & Defense	1.3%
Gainwell Acquisition Corp., FRN thereafter, 7.674%, 10/1/2027 Health Care Providers & Services	1.3%
Hyland Software Inc., FRN thereafter, 6.615%, 7/1/2024 Software	1.2%
Deerfield Dakota Holding LLC, FRN thereafter, 6.797%, 4/9/2027 IT Services	1.3%
Polaris Newco LLC, FRN thereafter, 7.674%, 6/2/2028 Software	1.2%

Thank you for your participation in Franklin Senior Loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA

Co-Lead Portfolio Manager

Justin Ma, CFA

Co-Lead Portfolio Manager

Margaret Chiu, CFA

Portfolio Manger

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

56	Semiannual Report	franklintempleton.com

FRANKLIN SENIOR LOAN ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-4.07%	-4.49%	-4.07%	-4.49%
1-Year	-3.66%	-4.39%	-3.66%	-4.39%
3-Year	+3.25%	+2.25%	+1.07%	+0.75%
Since Inception (5/30/18)	+8.57%	+7.98%	+1.91%	+1.79%

Distribution Rate[5]	30-Day Standardized Yield[6]
6.37%	5.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 58 for Performance Summary footnotes.

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FRANKLIN SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.576117

Total Annual Operating Expenses7

0.45%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal-a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

58	Semiannual Report	franklintempleton.com

FRANKLIN SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$959.30	$2.26	$1,022.76	$2.33	0.46%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	59

Franklin Systematic Style Premia ETF

Formerly, Franklin Liberty Systematic Style Premia ETF

This semiannual report for Franklin Systematic Style Premia ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return. The Fund seeks to achieve its investment goal by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

Performance Overview

During the six-month the Fund posted cumulative total returns of +1.13% based on market price and +1.13% based on net asset value (NAV). In comparison, the ICE BofA U.S.

3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.57% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 63.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.1

Portfolio Composition

9/30/22

% of Total Net Assets
Common Stocks	50.9%
Preferred Stock	0.1%
Other Net Assets	49.0%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 152.

60	Semiannual Report	franklintempleton.com

FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Software	3.6%
Semiconductors & Semiconductor Equipment	3.5%
Oil, Gas & Consumable Fuels	3.3%
Biotechnology	3.3%
Insurance	2.5%
Specialty Retail	2.5%
Interactive Media & Services	2.5%
IT Services	2.0%
Capital Markets	1.9%
Hotels, Restaurants & Leisure	1.8%

Investment Strategy

The Fund’s top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes.

The Fund’s bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures.

Under normal market conditions, we seek to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns-based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund’s overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, we invest the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative models. By employing these two approaches, we seek to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns.

Top 10 Long Positions

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Microsoft Corp. Software, United States	1.6%
Alphabet Inc., C Interactive Media & Services, United States	1.1%
Meta Platforms Inc., A Interactive Media & Services, United States	0.9%
McDonald’s Corp. Hotels, Restaurants & Leisure, United States	0.8%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	0.8%
The Home Depot Inc. Specialty Retail, United States	0.8%
Lowe’s Cos Inc. Specialty Retail, United States	0.8%
Broadcom Inc. Semiconductors & Semiconductor Equipment, United States	0.8%
AbbVie Inc. Biotechnology, United States	0.7%
Cigna Corp. Health Care Providers & Services, United States	0.7%

Manager’s Discussion

During the six months ended September 30, 2022, the Fund’s foreign currency macro strategy, a net long U.S.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

dollar position against foreign currencies—which accounted for more than one-third of the Fund’s weighting, on average, during the period—and short government fixed income futures positioning drove positive performance. The long/short single equities strategy also bolstered absolute returns during a period of significant drawdown for equity markets, as contribution from short positioning outweighed detraction from long positioning. In contrast, commodities strategies weighed on returns.

The foreign currency macro strategy had positive results during the period. Value, carry and momentum factors all performed well. Short positioning in the Israeli shekel was a key contributor, owing to our foreign currency carry and value factors. Long positioning in the South African rand partially offset the asset class’s gains.

The Fund’s fixed income positioning also contributed significantly. Our fixed income macro strategies had a positive impact, as short positions in U.S. Treasuries, Gilts and Canadian government bonds, together with long positions in German bunds, contributed more to performance than the detraction from long positions in French, Italian and Australian bonds.

In our long/short single stock equities component, the momentum and quality factors bolstered performance. Our portfolio was long lower volatility stocks and short higher volatility stocks, which also aided performance. In capital terms, the portfolio was net long, and this detracted from performance as well.

Our real estate holdings also detracted, with broad-based losses across the bulk of the portfolio as interest and mortgage rates rose.

The macro equity index futures strategy weighed on performance, as long positions in Canadian, Australian and Japanese indexes (combining value, carry and momentum factors) detracted. Shorts in Mexico, India, the United States and Sweden partially offset the losses.

Commodities strategies detracted from returns, as oil prices fell sharply, and commodities prices broadly declined. Our trend-following strategy was a significant detractor, while our value, carry, and momentum factors were relatively stable.

Top 10 Short Holdings

9/30/22

Company Sector/Industry, Country	% of Total Value of Underlying Entity
Netflix Inc, Media & Entertainment, United States	1.5%
PayPal Holdings Inc. Software & Services, United States	1.4%
Toyota Motor Corp. Automobiles & Components, Japan	1.4%
Zoetis Inc. Pharmaceuticals, Biotechnology & Life Sciences, United States	1.4%
AIA Group Ltd. Insurance, Hong Kong	1.4%
Enbridge Inc. Energy, Canada	1.4%
Medtronic PLC Health Care Equipment & Services, United States	1.4%
Tesla Inc. Automobiles & Components, United States	1.3%
Target Corp. Retailing, United States	1.3%
Intuitive Surgical Inc. Health Care Equipment & Services, United States	1.3%

Thank you for your participation in Franklin Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Lead Portfolio Manager

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.13%	+1.13%	+1.13%	+1.13%
1-Year	+5.59%	+5.15%	+5.59%	+5.15%
Since Inception (12/18/19)	-5.82%	-6.15%	-2.13%	-2.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 64 for Performance Summary footnotes.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.65%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated and the historical patterns upon which the models are based may weaken or disappear. There can be no assurance that the factor-based risk premia investment strategies utilized by the manager will enhance Fund performance, reduce volatility or reduce potential loss. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Certain derivatives have the potential for unlimited loss. Investing in derivatives and the use of foreign currency techniques involve special risks and may not achieve the anticipated benefits and/or may result in losses to the Fund. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument. The Fund may realize losses when a counterparty fails to perform as promised. Currency management strategies could result in losses to the Fund if currencies do not perform as the manager expects. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries or sectors or investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$1,011.30	$3.28	$1,021.81	$3.29	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin U.S. Core Bond ETF

Formerly, Franklin Liberty U.S. Core Bond ETF

This semiannual report for Franklin U.S. Core Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -9.34% based on market price and -9.38% based on net asset value (NAV). In comparison, the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -9.22% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 69.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.1

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 168.

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FRANKLIN U.S. CORE BOND ETF

Portfolio Composition

9/30/22

% of Total Net Assets
U.S. Government & Agency Securities	45.1%
Mortgage-Backed Securities	23.9%
Corporate Bonds & Notes	21.6%
Asset-Backed Securities	3.0%
Municipal Bonds	3.0%
Foreign Government and Agency Securities	1.6%
Short-Term Investments & Other Net Assets	1.8%

Investment Strategy

The Fund invests predominantly in investment-grade debt securities and, under normal market conditions, is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac).

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Top 10 Holdings

9/30/22

% of Total Net Assets
U.S. Treasury Note, 2.125%, 2/29/24	6.8%
U.S. Treasury Note, 0.375%, 11/30/25	5.6%
U.S. Treasury Note, 1.25%, 12/31/26	5.0%
U.S. Treasury Note, 0.375%, 1/31/26	3.8%
U.S. Treasury Note, 0.50%, 3/31/25	3.3%
U.S. Treasury Note, 3.25%, 6/30/27	2.1%
U.S. Treasury Bond, 2.00%, 11/15/41	2.0%
U.S. Treasury Note, 2.125%, 3/31/24	1.9%
U.S. Treasury Bond, 1.375%, 8/15/50	1.7%
U.S. Treasury Note, 0.25%, 6/30/25	1.5%

Manager’s Discussion

During the six-month period under review, the Fund posted a gross return of -9.38% based on net asset value, underperforming the Bloomberg U.S. Aggregate Bond Index return of -9.22%. Duration positioning was the main positive contributor to returns relative to the benchmark. Throughout the performance period, we maintained a duration less than that of the benchmark. The dramatic rise in U.S. Treasury (UST) yields has resulted in our underweight positions contributing to relative performance (especially the 5-year and 10-year portion of the curve).

Sector allocations weighed modestly on relative performance over the period, led by overweight holdings of sovereign emerging market (EM) securities, municipal bonds (munis), and commercial mortgage-backed securities (CMBS). Conversely, underweight exposure to agency mortgage-backed securities (MBS) benefited relative results. Allocations to corporate credit bonds, asset-backed securities and agency notes had neutral effects on performance.

Security selection detracted from relative results, led by selection in investment-grade corporate bonds, municipal bonds, CMBS and sovereign developed securities.

Conversely, selection in agency MBS and sovereign EM securities contributed to relative performance.

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FRANKLIN U.S. CORE BOND ETF

David Yuen retired effective September 30, 2022, and his responsibilities have been allocated to others in the portfolio management team.

Thank you for your participation in Franklin U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Patrick Klein, Ph.D. Tina Chou

Portfolio Management Team

FRM® is a trademark owned by Global Association of Risk Professionals (GARP).

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. CORE BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-9.38%	-9.34%	-9.38%	-9.34%
1-Year	-15.16%	-15.13%	-15.16%	-15.13%
3-Year	-9.78%	-9.89%	-3.37%	-3.41%
Since Inception (9/17/19)	-9.12%	-9.12%	-3.10%	-3.10%

Distribution Rate[5]	30-Day Standardized Yield[6]
2.91%	3.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 70 for Performance Summary footnotes.

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FRANKLIN U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.279757

Total Annual Operating Expenses[7]
0.15%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$906.20	$0.67	$1,024.37	$0.71	0.14%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin U.S. Low Volatility ETF

Formerly, Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin U.S. Low Volatility ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments, and primarily equity securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -14.73% based on market price and -14.61% based on net asset value (NAV). In comparison, the Russell 1000® Index, which measures the performance of the approximately 1,000 largest companies in the Russell 3000® Index, posted a -20.51% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.1 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions,

strong consumer demand, and volatile energy prices drove

inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; or (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 177.

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FRANKLIN U.S. LOW VOLATILITY ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Information Technology	24.4%
Health Care	14.5%
Consumer Discretionary	12.0%
Financials	11.2%
Industrials	10.0%
Communication Services	7.0%
Consumer Staples	6.4%
Energy	4.6%
Real Estate	3.2%
Utilities	3.0%

Top 10 Holdings

9/30/22

Company Sector/Industry	% of Total Net Assets
Exxon Mobil Corp. Energy	1.6%
DTE Midstream LLC Energy	1.5%
Chevron Corp. Energy	1.5%
Black Knight Inc. Information Technology	1.5%
Synopsys Inc. Information Technology	1.4%
Bristol-Myers Squibb Co. Health Care	1.4%
Automatic Data Processing Inc. Information Technology	1.4%
Microsoft Corp. Information Technology	1.4%
Keysight Technologies Inc. Information Technology	1.4%
Merck & Co. Inc. Health Care	1.4%

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.2 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin

Templeton equity funds. We screen that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors, while we also incorporate fundamental views of individual stocks. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. We may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The Fund generated negative absolute returns but outperformed its benchmark, the Russell 1000® Index, for the six-month period ended September 30, 2022. Stock selection in the information technology (IT) sector was the most significant contributor to relative performance during the period. Overweight positions relative to the benchmark index in Black Knight and Keysight Technologies, along with a lack of exposure to select IT benchmark holdings, drove the sector’s relative outperformance. Black Knight, which provides software, data and analytics solutions for the mortgage and finance industries, announced in May its planned acquisition by Intercontinental Exchange, while Keysight Technologies, an electronic measurement company, logged double-digit growth in orders and revenue in its recent quarter.

Alphabet, from the consumer discretionary sector, was another contributor to relative performance. The parent company of Google recently fell short of estimates for quarterly earnings and revenue growth, citing currency fluctuations and growing economic uncertainties behind the disappointing figures. The Fund’s relative underweight in Alphabet supported relative returns as a result. Stock selection in consumer discretionary also helped relative performance.

In the communication services sector, overweight positions in media companies Liberty Broadband and Charter Communications detracted. Shares of Liberty Broadband, a communication business provider and holding company, and cable and broadband internet service provider Charter Communications, both declined on concerns of slowing subscriber growth trends amid competition and economic headwinds. Liberty’s main asset is Charter Communications. Meanwhile, stock selection in the energy sector also weighed on performance, though the Fund’s overweight to the top-performing sector limited the detraction.

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FRANKLIN U.S. LOW VOLATILITY ETF

Thank you for your participation in Franklin U.S. Low

Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-14.61%	-14.73%	-14.61%	-14.73%
1-Year	-9.55%	-9.58%	-9.55%	-9.58%
5-Year	+59.35%	+59.89%	+9.77%	+9.84%
Since Inception (9/20/16)	+83.60%	+83.64%	+10.61%	+10.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.392342

Total Annual Operating Expenses5

0.29%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$853.90	$1.35	$1,023.62	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin U.S. Treasury Bond ETF

Formerly, Franklin Liberty U.S. Treasury Bond ETF

This semiannual report for Franklin U.S. Treasury Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -7.22% based on market price and -7.22% based on net asset value (NAV). In comparison, the Bloomberg U.S. Treasury Index, which measures the performance of U.S. Treasury bills, posted a -7.96% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unem-

ployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.1

Portfolio Composition

9/30/22

% of Total Net Assets
U.S. Government & Agency Securities	91.7%
Short-Term Investments & Other Net Assets	8.3%

Investment Strategy

The Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills and notes and investments that provide exposure to direct obligations of the U.S. Treasury. The Fund may also invest in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including government spon-

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 181.

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FRANKLIN U.S. TREASURY BOND ETF

sored entities and mortgage-backed securities (MBS). In addition, the Fund may purchase or sell MBS on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

To pursue its investment goal, the Fund may enter into certain interest rate-related derivative transactions, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

We generally buy and hold high quality fixed income securities. Using this straightforward approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. Treasury securities. We may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the investment manager has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment goal.

Manager’s Discussion

During the six-month period, yield-curve positioning was the primary contributor to outperformance relative to the benchmark, led mainly by the underweight duration on the five- and 10-year parts of curve as yields rose. Over the performance period, yields for Treasuries with maturities less than five years rose more than yields for Treasuries with maturities greater than five years. Underweights on the two-and 30-year parts of the curve also contributed positively to performance relative to the benchmark. Conversely, the Fund was positioned with more duration than the benchmark on the 20-year part of the curve, and this was a modest detractor to relative performance. Our non-benchmark allocation to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance relative to the benchmark. Our allocation to agency fixed-rate mortgage-backed securities (MBS) had a largely neutral effect on results.

Top 10 Holdings

9/30/22

% of Total Net Assets
U.S. Treasury Note, 2.375%, 2/29/24	11.6%
U.S. Treasury Bond, 2.375%, 2/15/42	5.2%
U.S. Treasury Bond, 2.00%, 8/15/51	5.0%
U.S. Treasury Note, 1.25%, 4/30/28	4.3%
U.S. Treasury Bond, 3.00%, 5/15/42	4.1%
U.S. Treasury Note, 0.375%, 1/31/26	3.8%
U.S. Treasury Note, 1.50%, 11/30/24	3.8%
U.S. Treasury Note, 1.375%, 12/31/28	3.8%
U.S. Treasury Note, 0.25%, 7/31/25	3.8%
U.S. Treasury Note, 2.125%, 11/30/24	3.4%

Thank you for your participation in Franklin U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. TREASURY BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-7.22%	-7.22%	-7.22%	-7.22%
1-Year	-11.90%	-11.83%	-11.90%	-11.83%
Since Inception (6/9/20)	-13.34%	-13.34%	-6.01%	-6.01%

Distribution Rate[5]	30-Day Standardized Yield[6]
2.36%	3.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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FRANKLIN U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.233977

Total Annual Operating Expenses7

0.09%

All investments involve risks, including possible loss of principal. Interest-rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$927.60	$0.39	$1,024.67	$0.41	0.08%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin Ultra Short Bond ETF

Formerly, Franklin Liberty Ultra Short Bond ETF

This semiannual report for Franklin Ultra Short Bond ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.01% based on market price and -0.08% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.57% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 86.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.1 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The

Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.1 The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.1

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.1

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 183.

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FRANKLIN ULTRA SHORT BOND ETF

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	32.6%
Auto Manufacturers	8.0%
Miscellaneous Manufacturing	6.1%
Internet	4.1%
Pipelines	4.1%
Transportation	4.1%
Aerospace & Defense	4.0%
Healthcare-Products	3.9%
Insurance	3.9%
Pharmaceuticals	2.0%

Top 10 Holdings

9/30/22

Issue/Issuer	% of Total Net Assets
Westpac Banking Corp., 3.78% to 5/28/19, FRN thereafter, 2/26/24	4.1%
eBay Inc., senior note, 3.676% to , 1/30/23	4.1%
Citibank Credit Card Issuance Trust, Series 2017-A5, A5, 3.672% to , 4/22/26	4.1%
Discover Card Execution Note Trust, Series 2017-A5, A5, 3.418% to , 12/15/26	4.1%
Goldman Sachs Group Inc., senior unsecured note, 3.23% to 11/17/22, FRN thereafter, 11/17/23	4.1%
Hyundai Capital America, 144A, 2.375%, 2/10/23	4.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	4.1%
Boeing Co., 1.167%, 2/04/23	4.0%
Toronto-Dominion Bank, Sr. Unsecured, MTN, 4.285%, 9/13/24	4.0%
Parker-Hannifin Corp., Sr. Unsecured, 3.65%, 6/15/24	4.0%

Investment Strategy

The Fund targets securities with an estimated average portfolio duration of one year or less. The Fund invests predominantly in U.S. dollar denominated, investment-grade debt securities and investments. The Fund generally expects to invest a substantial portion of its assets in cash, cash equivalents and high-quality money market securities, including commercial paper, certificates of deposit, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest in securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. The Fund may also invest in asset-backed securities and U.S. dollar denominated foreign securities, including emerging market securities.

The Fund may enter into certain interest rate-related derivatives to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

The Fund underperformed its benchmark for the six-month period ended September 30, 2022. Short-term investment-grade (IG) corporate spreads widened modestly during the period under review, underperforming similar maturity Treasuries. In addition, the short end of the Treasury yield curve steepened with two-year yields up 1.82% while 3-month Treasury bill rates rose 2.75%.

The Fund’s longer duration positioning compared to its benchmark, the ICE BofA U.S. 3-month Treasury Bill Index, was the primary detractor from relative performance. The Fund’s overweight allocation to IG corporate debt also detracted from performance. However, the Fund’s IG corporate bonds did provide positive performance versus the benchmark basket of U.S. Treasury bills.

The Fund’s sector allocation within the IG corporate bond segment contributed to returns. Our allocations to banking, energy and industrials aided results, while our positioning in media, technology and asset-backed securities (ABS) detracted from performance. Positive contributors from individual positions included Hyundai Capital America, Parker-Hannifin and AmerisourceBergen, while detractors included General Motors Financial, General Electric and Toronto-Dominion Bank.

While the Fund has the ability to invest in derivative securities, it held no derivatives during the period under review.

David Yuen retired effective September 30, 2022, and his responsibilities have been allocated to others in the portfolio management team.

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FRANKLIN ULTRA SHORT BOND ETF

Thank you for your participation in Franklin Ultra Short Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN ULTRA SHORT BOND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-0.08%	+0.01%	-0.08%	+0.01%
1-Year	-1.13%	-1.09%	-1.13%	-1.09%
Since Inception (7/14/20)	+0.04%	+0.08%	+0.02%	+0.04%

Distribution Rate[5]	30-Day Standardized Yield[6]
1.96%	3.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 87 for Performance Summary footnotes.

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FRANKLIN ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.141357

Total Annual Operating Expenses7

0.15%

All investments involve risk, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Interest rate movements, unanticipated changes in mortgage prepayment rates and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in opposite direction of interest rates. Therefore, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. By focusing its investments in financials related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. The Fund’s investment in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities involves special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN ULTRA SHORT BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$999.20	$0.65	$1,024.42	$0.66	0.13%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.97	$49.21	$21.32	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	(0.19)	(0.21)	(0.01)

Net realized and unrealized gains (losses)	(10.51)	(17.73)	28.10	(3.67)

Total from investment operations	(10.50)	(17.92)	27.89	(3.68)

Net realized gains	—	(0.32)	—	—

Net asset value, end of period	$20.47	$30.97	$49.21	$21.32

Total return[d]	(33.90)%	(36.59)%	130.82%	(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.62%	0.87%	12.59%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	0.05%	(0.40)%	(0.44)%	(0.32)%

Supplemental data

Net assets, end of period (000’s)	$8,187	$18,584	$41,827	$2,132

Portfolio turnover rate[f]	32.66%[g]	89.85%[g]	45.81%[g]	0.94%[g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	32.31%	89.79%	45.81%	0.94%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Disruptive Commerce ETF

		Country	Shares	Value
	Common Stocks 97.8%
	Air Freight & Logistics 1.4%
	United Parcel Service Inc., B	United States	483	$78,024
a	XPO Logistics Inc.	United States	897	39,934

				117,958

	Commercial Services & Supplies 3.3%
a	Copart Inc.	United States	2,508	266,851

	Containers & Packaging 2.2%
	Graphic Packaging Holding Co.	United States	1,018	20,095
	Packaging Corp. of America	United States	1,391	156,196

				176,291

	Entertainment 2.3%
a	Netflix Inc.	United States	186	43,792
a	ROBLOX Corp., A	United States	1,025	36,736
a	Sea Ltd., ADR	Taiwan	1,902	106,607

				187,135

	Equity Real Estate Investment Trusts (REITs) 2.8%
	Prologis Inc.	United States	2,276	231,242

	Food & Staples Retailing 5.3%
	Costco Wholesale Corp.	United States	910	429,766

	Food Products 0.3%
a	Freshpet Inc.	United States	556	27,850

	Hotels, Restaurants & Leisure 6.1%
a	Airbnb Inc., A	United States	2,217	232,874
a	Booking Holdings Inc.	United States	141	231,692
a	Vacasa Inc., A	United States	11,395	34,983

				499,549

	Interactive Media & Services 3.7%
	Shutterstock Inc.	United States	847	42,494
a	ZoomInfo Technologies Inc., A	United States	6,271	261,250

				303,744

	Internet & Direct Marketing Retail 24.7%
a	Amazon.com Inc.	United States	7,218	815,634
a	Chewy Inc., A	United States	1,302	39,997
a	DoorDash Inc., A	United States	4,342	214,712
	eBay Inc.	United States	2,480	91,289
a	Etsy Inc.	United States	2,534	253,729
a	Expedia Group Inc.	United States	420	39,350
a	Global-e Online Ltd.	Israel	2,725	72,921
	JD.com Inc., ADR	China	1,621	81,536
a	Liquidity Services Inc.	United States	2,893	47,040
a	MercadoLibre Inc.	Brazil	288	238,401
a	Pinduoduo Inc., ADR	China	1,333	83,419
a	Revolve Group Inc.	United States	914	19,825
	Zozo Inc.	Japan	1,042	20,834

				2,018,687

	IT Services 18.3%
a	Adyen NV, ADR	Netherlands	26,101	326,785
a	Block Inc.	United States	677	37,228
a	Dlocal Ltd.	Uruguay	3,591	73,687
a	International Money Express Inc.	United States	1,594	36,327
	Jack Henry & Associates Inc.	United States	953	173,703

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
	Mastercard Inc., A	United States	1,065	$302,822
a	PayPal Holdings Inc.	United States	478	41,141
a	Shopify Inc., A	Canada	8,355	225,084
a	Toast Inc., A	United States	2,236	37,386
	Visa Inc., A	United States	1,390	246,934

				1,501,097

	Professional Services 3.6%
a	CoStar Group Inc.	United States	3,698	257,566
	TransUnion	United States	654	38,906

				296,472

	Road & Rail 4.8%
	Old Dominion Freight Line Inc.	United States	355	88,313
a	Uber Technologies Inc.	United States	11,407	302,286

				390,599

	Software 9.2%
a	Bill.com Holdings Inc.	United States	1,704	225,558
a	Coupa Software Inc.	United States	660	38,808
a	Descartes Systems Group Inc.	Canada	2,673	169,816
a	Lightspeed Commerce Inc.	Canada	1,218	21,549
a	Manhattan Associates Inc.	United States	1,310	174,269
a	Sprout Social Inc., A	United States	743	45,085
a	Unity Software Inc.	United States	2,460	78,376

				753,461

	Specialty Retail 1.5%
a	Petco Health & Wellness Co. Inc.	United States	3,086	34,440
	Tractor Supply Co.	United States	486	90,337

				124,777

	Trading Companies & Distributors 8.3%
	Fastenal Co.	United States	7,699	354,462
	W.W. Grainger Inc.	United States	667	326,290

				680,752

	Total Common Stocks (Cost $11,578,381)			8,006,231

	Total Investments (Cost $11,578,381) 97.8%			8,006,231
	Other Assets, less Liabilities 2.2%			180,588

	Net Assets 100.0%			$8,186,819

aNon-income producing.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Dynamic Municipal Bond ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.81	$26.32	$24.72		$24.97	$24.40	$25.00

Income from investment operations[b]:

Net investment income[c]	0.32	0.61	0.59		0.58	0.63	0.22

Net realized and unrealized gains (losses)	(2.01)	(1.56)	1.59		(0.17)	0.57	(0.60)

Total from investment operations	(1.69)	(0.95)	2.18		0.41	1.20	(0.38)

Less distributions from net investment income	(0.32)	(0.56)	(0.58)		(0.66)	(0.63)	(0.22)

Net asset value, end of period	$22.80	$24.81	$26.32		$24.72	$24.97	$24.40

Total return[d]	(6.86)%	(3.70)%	8.84%		1.61%	4.99%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.72%	0.75%	1.01%		1.46%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%

Net investment income	2.72%	2.32%	2.29%		2.29%	2.57%	1.55%

Supplemental data

Net assets, end of period (000’s)	$88,934	$76,908	$42,112		$12,362	$7,490	$7,319

Portfolio turnover rate[f]	25.85%[g]	27.62% [g]	14.05%	[g]	35.28% [g]	35.63%	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	25.85%	27.62%	14.05%	35.28%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Dynamic Municipal Bond ETF

		Principal Amount*	Value
	Municipal Bonds 100.9%
	Alabama 5.7%
	Black Belt Energy Gas District, Gas Project Revenue Bond, Project No. 7-S, Series 2021C-1, VRDN, 4.00%, 10/01/52	500,000	$487,192
	Gas Project, Series 2022E, VRDN, 5.00%, 5/01/53	1,000,000	1,029,518
	Project No.4, Series 2019A-1, VRDN, 4.00%, 12/01/49	1,000,000	990,943
	Refunding, VRDN, 4.00%, 6/01/51	1,000,000	962,430
	Series 2022D-1, VRDN, 4.00%, 7/01/52	500,000	495,499
	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	73,876
	Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000	94,263
	Southeast Energy Authority, Cooperative District, Series 2021A, VRDN, 4.00%, 11/01/51	500,000	475,266
	Cooperative District, Series 2022B-1, VRDN, 5.00%, 5/01/53	500,000	500,612

			5,109,599

	Alaska 0.3%
	Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000	98,013
	Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	151,560

			249,573

	Arizona 1.6%
	Arizona Industrial Development Authority, 4.00%, 7/01/29	250,000	239,928
	City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	104,660
	Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	144,416
	Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%, 7/01/31	100,000	99,782
	La Paz County Industrial Development Authority, 5.00%, 2/15/28	100,000	101,253
	5.00%, 2/15/31	100,000	99,089
	Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000	186,461
	Sierra Vista Industrial Development Authority, Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	235,839
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	200,000	175,727

			1,387,155

	Arkansas 0.2%
	Arkansas Development Finance Authority, Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	92,939
	Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	101,892

			194,831

	California 10.8%
	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	464,743
	California Municipal Finance Authority, AMT, Sereis 2018A, 3.50%, 12/31/35	100,000	84,329
	Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	104,135
	Caritas Corp., Refunding Series 2021B, 3.00%, 8/15/31	185,000	158,884
	Series 2020B, 4.00%, 9/01/30	50,000	47,825
	Series 2021A, 4.00%, 9/01/30	205,000	196,085
	Series 2021C, 4.00%, 9/01/31	295,000	279,015
a	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	150,000
	California School Finance Authority, Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000	188,284
	John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	233,289
	Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	101,485

franklintempleton.com	Semiannual Report	93

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
California (continued)
California Statewide Communities Development Authority, California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000	$49,972
Community Facilities District No 2015, 4.00%, 9/01/29	110,000	106,602
Community Facilities District No 2015-01, 5.00%, 9/01/27	65,000	66,948
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	124,181
Community Facilities District No 2018, 4.00%, 9/01/30	150,000	142,999
Improvement Area No. 1, 4.00%, 9/01/31	200,000	184,509
Southern California Edison Co, Refunding, 1.75%, 9/01/29	1,500,000	1,248,218
Special Assessment, 4.00%, 9/02/28	250,000	240,995
Special Assessment, 4.00%, 9/02/31	100,000	93,471
Special Assessment, Series 2020B, 4.00%, 9/02/30	125,000	117,504
Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	137,460
Chino Community Facilities District, 4.00%, 9/01/30	150,000	143,245
Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000	92,960
City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000	139,599
City of Fontana, Community Facilities District No 85, 4.00%, 9/01/30	150,000	143,764
City of Gardena, 2.066%, 4/01/26	1,000,000	918,397
City of Ontario, Community Facilities District No 45, 4.00%, 9/01/31	150,000	139,440
City of Rancho Cordova, Community Facilities District No 2014-1, 5.00%, 9/01/31	205,000	211,948
City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	190,280
Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No 17-1, 4.00%, 9/01/34	105,000	94,354
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	105,476
CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	123,872
Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	95,760
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	259,410
Jurupa Community Services District, 4.00%, 9/01/28	145,000	141,679
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	124,321
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	102,932
Poway Unified School District, 5.00%, 9/01/32	250,000	265,404
River Islands Public Financing Authority, Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	466,572
Series 2021A-2, 4.00%, 9/01/30	200,000	190,284
Riverside Unified School District, 4.00%, 9/01/30	245,000	230,383
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	127,882
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	104,798
Sulphur Springs Union School District, Community Facilities District No 2014-1, 5.00%, 9/01/31	135,000	139,077
Three Rivers Levee Improvement Authority, Refunding, 4.00%, 9/01/31	100,000	94,581
Transbay Joint Powers Authority, Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	500,000	464,307

		9,631,658

Colorado 1.8%
City & County of Denver CO, Refunding, Series 2008A1, VRDN, 2.95%, 12/01/29	450,000	450,000
Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	183,344
Colorado Health Facilities Authority, Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	154,940
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	91,218
Series 2019A-1, 5.00%, 8/01/33	160,000	161,748
Regional Transportation District, Refunding, 5.00%, 1/15/32	250,000	255,855
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	108,340
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	96,856
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	91,123

		1,593,424

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Connecticut 1.7%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000	$122,922
Connecticut State Health & Educational Facilities Authority, Series 2017I-1, 5.00%, 7/01/29	135,000	141,822
Series 2020A, 5.00%, 1/01/30	150,000	150,507
State of Connecticut, Social Bond, Sereis 2021B, 3.00%, 6/01/32	1,050,000	939,489
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/01/31	200,000	183,937

		1,538,677

Delaware 0.1%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	97,481

District of Columbia 0.2%
District of Columbia, 5.50%, 2/28/35	200,000	205,463

Florida 14.7%
Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%, 6/15/32	200,000	195,925
Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	195,000	173,685
Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	145,000	126,005
Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	120,000	107,691
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	85,612
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A, 2.75%, 5/01/31	90,000	76,413
Babcock Ranch Community Independent Special District, Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	42,491
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	123,223
Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	165,652
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	85,620
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	83,165
Black Creek Community Development District, 5.125%, 6/15/32	100,000	97,385
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	103,540
Capital Trust Agency, Inc., 3.00%, 7/01/31	125,000	100,733
Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	84,469
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	95,905
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	191,845
WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	252,800
Celebration Community Development District, Assessment Area One Project, Special Assessment, 2.25%, 5/01/26	105,000	93,459
Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000	274,162
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	140,930
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	82,631
Cordova Palms Community Development District, Assessment Area 1, Special Assessment, 4.80%, 5/01/27	135,000	133,523
Special Assessment, 2.80%, 5/01/31	100,000	81,323
County of Osceola, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	89,217
Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	118,538
Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	51,280
Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	150,000	146,173
DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	82,153
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	81,137
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	83,610
Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	84,599
Entrada Community Development District, Special Assessment, 2.125%, 5/01/26	100,000	89,269

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FRANKLIN TEMPLETON ETF TRUST

SHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	85,000	$69,754
	Florida Development Finance Corp., Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	160,168
	Brightline Trains Florida LLC, Refunding, VRDN, 7.25%, 7/01/57	250,000	244,079
	Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	185,609
	Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	87,503
	Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,322,131
	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	129,352
	Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	141,538
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	86,160
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	89,843
	Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	75,000	66,920
	South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	86,643
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	85,000	83,658
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	80,563
	Kindred Community Development District II, Special Assessment, 2.20%, 5/01/26	70,000	62,603
	Special Assessment, 3.00%, 5/01/30	155,000	132,282
	Kingman Gate Community Development District, Special Assessment, 2.50%, 6/15/26	85,000	76,737
	Special Assessment, 3.125%, 6/15/30	110,000	94,973
	Lakes of Sarasota Community Development District, Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	118,356
	Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	107,767
	Lakewood Ranch Stewardship District, Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	85,717
	Special Assessment, 3.125%, 5/01/30	60,000	51,179
	Special Assessment, 3.20%, 5/01/30	175,000	150,377
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	83,743
	Laurel Road Community Development District, Special Assessment, Series 2021A-1, 2.60%, 5/01/26	100,000	91,370
	Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	200,000	194,977
	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	44,223
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	61,572
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	141,400
	Mirada Community Development District, Assessment Area Four, Special Assessment, 3.25%, 5/01/32	200,000	164,423
	Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	82,774
	North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment,
	Series 2021A, 3.25%, 5/01/31	100,000	82,606
	North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	280,000	273,805
	Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	86,320
b	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc. Obligated Group, Refunding, Series 2023A, 5.00%, 8/01/32	500,000	491,424
	Palm Beach County Health Facilities Authority, Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	100,000	101,898
	Palm Coast Park Community Development District, 4.15%, 5/01/27	200,000	196,278
	Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	85,282
	Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	85,788
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	128,924

96	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Florida (continued)
Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	$83,421
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	83,948
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	84,800
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	29,182
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	37,993
Rivers Edge II Community Development District, Special Assessment,, 3.00%, 5/01/31	100,000	81,985
Rivers Edge III Community Development District, Special Assessment,, 2.40%, 5/01/26	100,000	89,675
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000	67,753
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	119,371
Sandmine Road Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	85,429
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	50,000	44,063
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	120,000	109,489
Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	87,809
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	132,690
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	84,031
Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	61,652
Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	82,778
Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	61,830
Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	235,000	233,746
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	82,855
Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	126,970
Tohoqua Community Development District, Special Assessment, 2.50%, 5/01/26	140,000	126,234
Special Assessment, 2.875%, 5/01/31	100,000	81,858
Tradition Community Development District No 9, Special Assessment, 2.70%, 5/01/31	100,000	80,486
Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	85,392
V-Dana Community Development District, Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	129,333
Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	83,449
Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	83,373
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	105,822
Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	89,688
West Villages Improvement District, Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	84,287
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	87,831
Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	219,455

		13,063,560

Georgia 3.9%
Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	76,711
George L Smith II Congress Center Authority, Signia Hotel Management LLC,, 3.625%, 1/01/31	350,000	295,823
Main Street Natural Gas, Inc., Gas Supply Revenue, , Sereis 2022C, VRDN, 4.00%, 8/01/52	1,500,000	1,412,015
Series 2019A, 5.00%, 5/15/29	100,000	102,990
Series 2022A, VRDN, 4.00%, 9/01/52	500,000	469,513
Series 2022B, 5.00%, 12/01/52	1,000,000	999,722
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	103,397

		3,460,171

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Guam 0.1%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	$128,954

Illinois 14.9%
Chicago Board of Education, Series A, 5.00%, 12/01/30	500,000	506,550
Series B, 5.00%, 12/01/30	435,000	436,976
Series B, 5.00%, 12/01/31	250,000	249,620
Chicago Park District, Refunding, Series 2018B, 5.00%, 1/01/29	770,000	796,175
Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	104,402
City of Berwyn, Refunding Series 2022B, 4.00%, 12/01/41	1,000,000	904,431
City of Chicago,
Refunding, Series 2021A, 5.00%, 1/01/33	640,000	637,636
zero cpn., 1/01/31	875,000	592,094
Illinois Finance Authority, 2018 Blue Island LLC, 4.25%, 12/01/28	100,000	1
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	245,853
Refunding, 4.00%, 10/01/31	180,000	162,593
Refunding, Monthly, VRDN, 3.272%, 11/01/34	400,000	395,711
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	966,617
McCormick Project, Refunding, zero cpn., 6/15/28	100,000	77,380
McCormick Project, zero cpn., 12/15/32	85,000	51,431
Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	103,987
Southwestern Illinois Development Authority, Madison County Community Unit School District No 7 Edwardsville, Refunding, zero cpn., 12/01/24	245,000	224,600
State of Illinois, 3.50%, 6/01/31	745,000	682,135
5.50%, 1/01/30	670,000	707,000
5.50%, 5/01/30	175,000	184,847
Refunding, Series 2016B, 5.00%, 10/01/31	475,000	481,862
Series 2017C, 5.00%, 11/01/29	200,000	203,713
Series 2020B, 5.00%, 10/01/31	150,000	152,766
Series 2021B, 3.00%, 12/01/41	500,000	356,076
Series B, 5.00%, 3/01/26	1,000,000	1,017,650
State of Illinois Sales Tax Revenue, 5.00%, 6/15/30	695,000	736,402
Series A, 4.00%, 6/15/27	1,485,000	1,497,600
Series D, 4.00%, 6/15/30	625,000	617,569
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	125,000	103,917
Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	68,342

		13,265,936

Indiana 0.7%
City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	122,951
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	86,461
Indiana Finance Authority, Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	132,620
University of Evansville, 7.00%, 9/01/32	180,000	165,494
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	85,066

		592,592

Iowa 0.7%
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	710,000	628,949

Kansas 0.2%
City of Manhattan, Meadowlark Hills Retirement Community Obligated Group, Refunding Series 2021A, 4.00%, 6/01/28	170,000	158,833

98	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Kentucky 0.8%
County of Owen, Refunding, VRDN, 2.45%, 6/01/39	100,000	$85,227
Kentucky Public Energy Authority, Kentucky Public Energy Authority, , Series 2022A2, Daily, VRDN, 3.183%, 8/01/52	625,000	562,977
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	92,408

		740,612

Louisiana 0.8%
Lakeshore Villages Master Community Development District, 5.00%, 6/01/32	245,000	240,752
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.90%, 11/01/44	190,000	139,656
5.00%, 7/01/29	100,000	92,576
Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	122,359
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	100,695

		696,038

Maryland 0.6%
City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	84,836
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	124,318
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%, 6/01/27	100,000	104,595
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	139,984
Refunding, 5.00%, 6/01/30	100,000	103,135

		556,868

Massachusetts 0.6%

Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	100,885
Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000	195,927
Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	215,014

		511,826

Michigan 1.3%
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	92,387
Green Lake Township Economic Development Corp., Interlochen Center for the Arts, VRDN, 2.95%, 6/01/34	500,000	500,000
Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	110,000	102,946
Michigan Finance Authority, Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000	182,356
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	256,880

		1,134,569

Minnesota 1.1%
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	102,471
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	134,149
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	116,564
Housing & Redevelopment Authority of The City of St Paul Minnesota, Episcopal Homes Obligated Group, Refunding, 4.00%, 11/01/33	135,000	112,698
Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series 2022B, 5.00%, 10/01/30	250,000	268,235
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	104,774
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	104,062

		942,953

Mississippi 0.4%
Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	153,284
Mississippi Home Corp.,
Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	78,776

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Mississippi (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	$79,943

		312,003

Missouri 1.4%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000	132,413
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	80,000	70,495
Missouri Development Finance Board, City of Independence, Refunding, 5.00%, 3/01/30	930,000	943,320
St Louis County Industrial Development Authority, Refunding, 5.00%, 9/01/27	100,000	97,786

		1,244,014

Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	104,232

Nebraska 1.1%
Central Plains Energy Project, Series 2022-1, VRDN, 5.00%, 5/01/53	1,000,000	1,001,529

Nevada 1.0%
City of Carson City, Carson Tahoe Regional Healthcare Obligated Group, 5.00%, 9/01/28	140,000	144,512
City of Las Vegas, Special Assessment, 2.50%, 6/01/29	200,000	167,713
Special Assessment, 4.00%, 12/01/22	95,000	94,970
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	139,311
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	252,203
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	106,151

		904,860

New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	107,622

New Jersey 5.5%
Camden County Improvement Authority, Camden Prep High School Project, 5.00%, 7/15/32	250,000	248,019
New Jersey Economic Development Authority, 5.00%, 6/15/31	200,000	208,199
5.00%, 7/01/32	100,000	94,314
AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	85,170
United Airlines, Inc., 5.25%, 9/15/29	250,000	247,701
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29 ..	240,000	246,792
New Jersey Transportation Trust Fund Authority, Refunding, 5.00%, 12/15/28	100,000	104,278
Refunding, Series 2021A, 5.00%, 6/15/28	265,000	275,733
Refunding, Series 2021A, 5.00%, 6/15/31	1,840,000	1,919,229
Transportation Program Bonds, Sereis 2022BB, 5.00%, 6/15/34	1,000,000	1,016,911
Pinelands Regional School District, 3.00%, 8/01/27	100,000	94,822
State of New Jersey, Series 2020A, 4.00%, 6/01/31	180,000	181,530
Tobacco Settlement Financing Corp., Refunding, Series 2018A, 5.00%, 6/01/30	190,000	196,137

		4,918,835

New York 4.7%
Genesee County Funding Corp., Rochester Regional Health Obligated Group, 5.00%, 12/01/29	200,000	209,356
Metropolitan Transportation Authority, Green Bond, Series 2017C-1, 5.00%, 11/15/28	1,255,000	1,293,472
Green Bond, Series 2017C-1, 5.00%, 11/15/30	1,140,000	1,169,559
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	67,338
New York Transportation Development Corp., 2.25%, 8/01/26	120,000	110,740
3.00%, 8/01/31	210,000	183,952
AMT, 5.25%, 8/01/31	90,000	90,055
AMT, Refunding, 5.00%, 12/01/30	100,000	102,011
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	225,000	211,315

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New York (continued)
Laguardia Gateway Partners LLCTerm B, AMT, 5.00%, 7/01/30	100,000	$101,215
Refunding, 5.00%, 12/01/30	150,000	156,528
Port Authority of New York & New Jersey, Series 230TH, 3.00%, 12/01/31	500,000	446,629

		4,142,170

North Carolina 0.1%
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group, 5.00%, 10/01/27	100,000	104,636

North Dakota 0.1%
County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	74,403

Ohio 2.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000	133,716
Buckeye Tobacco Settlement Financing Authority, Refunding, Series 2020A-2, Class 1, 5.00%, 6/01/28	175,000	182,330
County of Cuyahoga OH, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	600,000	582,149
County of Franklin,
Nationwide Children’s Hospital, Inc., 5.00%, 11/01/28	100,000	106,839
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	182,446
Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	106,886
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	96,187
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	102,894
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	102,168
Ohio Air Quality Development Authority, AMT, 3.75%, 1/15/28	100,000	99,724
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32 .	300,000	297,493
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	203,634

		2,196,466

Oregon 1.1%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	207,063
Oregon State Facilities Authority, PeaceHealth Obligated Group, Series 2018B, 2.75%, 8/01/34	400,000	400,000
Union County Hospital Facility Authority, Grande Ronde Hospital Inc Obligated Group, 5.00%, 7/01/31	340,000	346,220

		953,283

Pennsylvania 1.6%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	100,664
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	100,161
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated Group, 5.00%, 7/01/32	150,000	147,823
Franklin County Industrial Development Authority, Refunding, 5.00%, 12/01/28	100,000	95,302
Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	86,512
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	110,931
Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000	151,407
Philadelphia Electrical & Technology Charter High School, 4.00%, 6/01/31	100,000	92,438
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	409,575
Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series 2020A, 5.00%, 7/01/30	100,000	104,262

		1,399,075

Puerto Rico 2.8%
Commonwealth of Puerto Rico, Series 2021A, zero cpn., 7/01/24	3,219	2,960
Series 2021A, zero cpn., 7/01/33	12,391	6,851

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Series 2021A1, 4.00%, 7/01/33	359,628	$317,060
Series 2021A1, 4.00%, 7/01/35	8,654	7,419
Series 2021A1, 4.00%, 7/01/37	7,428	6,115
Series 2021A1, 4.00%, 7/01/41	10,099	7,911
Series 2021A1, 4.00%, 7/01/46	110,503	83,053
Series 2021A1, 5.25%, 7/01/23	105,373	105,868
Series 2021A1, 5.375%, 7/01/25	10,723	10,835
Series 2021A1, 5.625%, 7/01/27	10,626	10,860
Series 2021A1, 5.625%, 7/01/29	10,454	10,710
Series 2021A1, 5.75%, 7/01/31	10,154	10,373
VRDN, 11/01/43	48,075	24,098
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	335,671	295,390
Puerto Rico Electric Power Authority, Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	171,573
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	172,314
Puerto Rico Highway & Transportation Authority, Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	198,031
Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	254,606
Series 2007CC, 5.50%, 7/01/28	155,000	158,356
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn., 7/01/31	1,043,000	664,524

		2,518,907

South Carolina 0.6%
County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	89,193
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	94,441
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	75,487
Columbia Portfolio Obligated Group, 6/01/37	315,000	194,255
Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	75,564

		528,940

Tennessee 0.8%
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	94,804
Cleveland Housing Authority,
Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	277,767
Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	92,589
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	103,075
Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	104,731

		672,966

Texas 8.0%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	97,733
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	102,439
City of Celina, Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	100,000	96,274
Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	150,545
Special Assessment, 3.625%, 9/01/30	125,000	108,701
Special Assessment, Refunding, 4.00%, 9/01/30	190,000	189,020
Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	100,000	87,024
The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31 .	110,000	94,644
Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	153,458
City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	89,606
City of Fate, Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	97,000	86,843
Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	123,528
City of Garland, Refunding, 5.00%, 2/15/27	100,000	106,743

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Texas (continued)
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	$117,315
City of Kyle, Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	87,760
Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	127,115
Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	198,952
City of Lago Vista, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	114,157
Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	129,528
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	84,410
City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	63,112
City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	150,981
City of Oak Point, Special Assessment, 3.25%, 9/01/30	155,000	133,349
City of Pilot Point, Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	146,505
Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	141,356
City of Princeton, Special Assessment, 3.25%, 9/01/30	100,000	86,160
Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	81,774
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	140,674
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	87,882
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	126,218
County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	89,025
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	101,731
Hidalgo County Regional Mobility Authority, Senior Lien, Series 2022A, 5.00%, 12/01/33	350,000	354,930
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/01/29	100,000	107,052
5.00%, 4/01/31	30,000	31,586
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	97,994
Refunding, 4.00%, 1/01/29	100,000	87,378
North Parkway Municipal Management District No 1, Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	43,125
Special Assessment, 4.25%, 9/15/31	152,000	141,873
Port Freeport, 5.00%, 6/01/32	855,000	891,808
AMT, Series 2019A, 5.00%, 6/01/31	100,000	104,747
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/30	1,400,000	1,441,419
Viridian Municipal Management District, Special Assessment, 2.875%, 12/01/30	100,000	81,975
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	53,000	48,171

		7,126,620

U. S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Refunding, Series 2022A, 5.00%, 10/01/30	250,000	255,717

Utah 1.0%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	100,246
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	204,346
Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	224,187
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	245,030
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	95,328

		869,137

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Dynamic Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Vermont 0.1%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	$105,012

Virginia 1.0%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	92,813
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, AMT, Refunding, 4.00%, 7/01/32	750,000	707,017
National Senior Campuses, Inc.Obligated Group, Refunding, 5.00%, 1/01/33	100,000	103,887

		903,717

Washington 1.0%
City of Seattle, Refunding, 4.00%, 7/01/28	100,000	103,389
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	102,501
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	106,858
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	106,698
Washington Health Care Facilities Authority, 3.00%, 12/01/34	125,000	102,383
Washington State Housing Finance Commission, eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	89,883
Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	75,474
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	90,078
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	89,306

		866,570

West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	242,917

Wisconsin 2.5%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	113,364
Public Finance Authority, Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	315,680
Duke Energy Progress LLC, Refunding, VRDN, 3.30%, 10/01/46	500,000	489,713
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	93,493
Ocean Academy Charter School, 4.00%, 10/15/31	100,000	87,611
Refunding, 4.00%, 3/01/27	55,000	52,240
Refunding, 4.00%, 7/01/31	100,000	86,171
Refunding, 5.00%, 10/01/24	100,000	99,943
Refunding, 5.00%, 10/01/29	100,000	98,050
Refunding, 5.00%, 1/01/30	250,000	261,742
Signature Preparatory, 5.00%, 6/15/31	120,000	113,662
VRDN, 3.50%, 12/01/50	100,000	77,680
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	257,899
Wisconsin Health & Educational Facilities Authority, St John’s Communities, Inc. Obligated Group, Series 2018A, 4.00%, 9/15/27	100,000	100,613

		2,247,861

Total Investments (Cost $99,729,625) 100.9%		89,691,214
Other Assets, less Liabilities (0.9)%		(757,342)

Net Assets 100.0%		$88,933,872

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 10 regarding defaulted securities.

bSecurity purchased on a when-issued basis. See Note 1(d).

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Exponential Data ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.78	$23.34	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	(0.05)	(—)[d]

Net realized and unrealized gains (losses)	(6.98)	(0.51)	(1.66)

Total from investment operations	(6.99)	(0.56)	(1.66)

Net asset value, end of period	$15.79	$22.78	$23.34

Total return[e]	(30.68)%	(2.40)%	(6.64)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	1.73%	5.95%

Expenses net of waiver and payments by affiliates	0.49%	0.38%	0.25%

Net investment income (loss)	(0.15)%	(0.20)%	(0.07)%

Supplemental data

Net assets, end of period (000’s)	$2,368	$3,417	$2,334

Portfolio turnover rate[g]	19.10% [h]	49.72% [h]	23.20% [h]

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	19.10%	49.72%	23.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2022 (unaudited)

Franklin Exponential Data ETF

		Country	Shares	Value
	Common Stocks 99.9%
	Capital Markets 6.3%
	FactSet Research Systems Inc.	United States	114	$45,613
	Moody’s Corp.	United States	50	12,156
	MSCI Inc.	United States	112	47,240
	S&P Global Inc.	United States	147	44,886

				149,895

	Communications Equipment 2.1%
a	Arista Networks Inc.	United States	445	50,236

	Electronic Equipment, Instruments & Components 2.0%
a	Keysight Technologies Inc.	United States	309	48,624

	Equity Real Estate Investment Trusts (REITs) 11.7%
	Crown Castle Inc.	United States	624	90,199
	Equinix Inc.	United States	164	93,290
	SBA Communications Corp.	United States	325	92,511

				276,000

	Health Care Equipment & Supplies 1.1%
a	Dexcom Inc.	United States	316	25,451

	Interactive Media & Services 8.2%
a	Alphabet Inc., A	United States	1,247	119,276
a	ZoomInfo Technologies Inc., A	United States	1,814	75,571

				194,847

	IT Services 15.7%
	Accenture PLC, A	United States	187	48,115
a	Endava PLC	United Kingdom	158	12,740
a	EPAM Systems Inc.	United States	31	11,228
a	Gartner Inc.	United States	170	47,037
a	Globant SA	United States	59	11,038
a	MongoDB Inc.	United States	572	113,576
a	Snowflake Inc., A	United States	688	116,932
a	Thoughtworks Holding Inc.	United States	996	10,448

				371,114

	Professional Services 0.5%
	TransUnion	United States	189	11,244

	Software 49.0%
a	Cloudflare Inc., A	United States	1,746	96,571
a	Confluent Inc., A	United States	998	23,723
a	Crowdstrike Holdings Inc., A	United States	589	97,073
a	Datadog Inc., A	United States	1,399	124,203
a	Fair Isaac Corp.	United States	110	45,321
a	Fortinet Inc.	United States	1,016	49,916
a	Gitlab Inc., A	United States	1,322	67,713
a	HubSpot Inc.	United States	86	23,230
	Microsoft Corp.	United States	628	146,261
a	Monday.com Ltd.	United States	379	42,956
a	Palo Alto Networks Inc.	United States	580	94,998
a	Qualtrics International Inc.	United States	1,139	11,595
a	Salesforce Inc.	United States	168	24,165
a	SentinelOne Inc., A	United States	1,927	49,254
a	ServiceNow Inc.	United States	239	90,249
a	Sprinklr Inc.	United States	1,235	11,387
a	Sprout Social Inc., A	United States	215	13,046
a	Trade Desk Inc., A	United States	820	48,995
	Trend Micro Inc.	Japan	909	49,110

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Exponential Data ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Zscaler Inc.	United States	302	$49,640

				1,159,406

	Wireless Telecommunication Services 3.3%
a	T-Mobile US Inc.	United States	578	77,550

	Total Common Stocks (Cost $2,856,409)			2,364,367

	Total Investments before Short Term Investments (Cost $2,856,409)			2,364,367

	Short-Term Investments 0.1%
	Money Market Funds 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 2.45%	United States	2,910	2,910

	Total Investments (Cost $2,859,319) 100.0%			2,367,277

	Other Assets, less Liabilities 0.0%†			957

	Net Assets 100.0%			$2,368,234

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$37.00	$43.26	$22.58	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.02)	(0.15)	(0.18)	(0.01)

Net realized and unrealized gains (losses)	(7.30)	(5.99)	20.92	(2.41)

Total from investment operations	(7.32)	(6.14)	20.74	(2.42)

Less distributions from:

Net investment income	—	(0.12)	(0.01)	—

Net realized gains	—	—	(0.05)	—

Total Distributions	—	(0.12)	(0.06)	—

Net asset value, end of period	$29.68	$37.00	$43.26	$22.58

Total return[d]	(19.78)%	(14.26)%	91.81%	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.66%	1.84%	12.22%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.11)%	(0.32)%	(0.45)%	(0.37)%

Supplemental data

Net assets, end of period (000’s)	$10,389	$14,799	$15,140	$2,258

Portfolio turnover rate[f]	27.04% [g]	61.43% [g]	46.58% [g]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	27.04%	59.54%	44.75%	2.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Genomic Advancements ETF

		Country	Shares	Value
	Common Stocks 95.4%
	Biotechnology 33.0%
a	Alnylam Pharmaceuticals Inc.	United States	1,098	$219,776
a	Avid Bioservices Inc.	United States	12,366	236,438
a	Bavarian Nordic A/S	Denmark	1,775	52,081
a	Beam Therapeutics Inc.	United States	2,006	95,566
	BioNTech SE	Germany	1,603	216,213
a	CRISPR Therapeutics AG	Switzerland	1,599	104,495
a	Dynavax Technologies Corp.	United States	7,840	81,849
a	Editas Medicine Inc.	United States	7,820	95,717
a	Fate Therapeutics Inc.	United States	2,221	49,773
a	Intellia Therapeutics Inc.	United States	5,314	297,371
a	Ionis Pharmaceuticals Inc.	United States	3,621	160,157
a	IVERIC bio Inc.	United States	3,135	56,242
a	Krystal Biotech Inc.	United States	2,418	168,534
a	Ligand Pharmaceuticals Inc.	United States	633	54,508
a	Moderna Inc.	United States	2,463	291,250
a	PTC Therapeutics Inc.	United States	3,224	161,845
a	Regeneron Pharmaceuticals Inc.	United States	492	338,924
a	Sarepta Therapeutics Inc.	United States	2,139	236,445
a	Taysha Gene Therapies Inc.	United States	176	340
a	Twist Bioscience Corp.	United States	1,449	51,063
a	Veracyte Inc.	United States	801	13,296
a	Vertex Pharmaceuticals Inc.	United States	1,201	347,737
a	Verve Therapeutics Inc.	United States	2,820	96,867

				3,426,487

	Chemicals 3.5%
	Corteva Inc.	United States	5,360	306,324
	FMC Corp.	United States	511	54,013

				360,337

	Equity Real Estate Investment Trusts (REITs) 0.5%
	Alexandria Real Estate Equities Inc.	United States	373	52,291

	Health Care Providers & Services 5.1%
a	Fulgent Genetics Inc.	United States	657	25,045
a	Guardant Health Inc.	United States	5,752	309,630
	Laboratory Corp. of America Holdings	United States	508	104,043
a	Privia Health Group Inc.	United States	2,687	91,519

				530,237

	Health Care Technology 1.9%
a	Doximity Inc.	United States	1,719	51,948
a	Schrodinger Inc.	United States	3,978	99,371
	Simulations Plus Inc.	United States	1,004	48,734

				200,053

	Life Sciences Tools & Services 43.3%
	Agilent Technologies Inc.	United States	1,704	207,121
a	Avantor Inc.	United States	1,209	23,696
a	Bio-Rad Laboratories Inc., A	United States	239	99,696
	Bio-Techne Corp.	United States	365	103,660
	Bruker Corp.	United States	4,171	221,313
a	Charles River Laboratories International Inc.	United States	1,111	218,645
	Danaher Corp.	United States	2,427	626,870
a	Evotec SE	Germany	5,328	93,717
a	ICON PLC	Ireland	548	100,711
a	Illumina Inc.	United States	288	54,947
a	IQVIA Holdings Inc.	United States	543	98,359

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Genomic Advancements ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
	Lonza Group AG	Switzerland	436	$215,420
a	Medpace Holdings Inc.	United States	2,262	355,519
a	Olink Holding AB	Sweden	560	6,798
a	Oxford Nanopore Technologies PLC	United Kingdom	33,333	95,443
	PerkinElmer Inc.	United States	1,402	168,703
a	QIAGEN NV	Netherlands	5,038	207,969
a	Repligen Corp.	United States	3,498	654,511
a,b	,Samsung Biologics Co. Ltd., 144A	South Korea	570	321,514
	Thermo Fisher Scientific Inc.	United States	1,224	620,801

				4,495,413

	Pharmaceuticals 6.8%
	AstraZeneca PLC	United Kingdom	3,866	212,011
	Bristol-Myers Squibb Co.	United States	1,610	114,455
a	Catalent Inc.	United States	3,694	267,298
	Eli Lilly & Co.	United States	366	118,346

				712,110

	Semiconductors & Semiconductor Equipment 0.2%
	Brooks Automation Inc.	United States	544	23,316

	Software 1.1%
a	Cadence Design Systems Inc.	United States	682	111,459

	Total Common Stocks (Cost $13,276,878)			9,911,703

	Preferred Stock 3.6%
	Health Care Equipment & Supplies 3.6%
c	Sartorius AG, 0.35%, pfd.	Germany	1,055	369,074

	Total Preferred Stocks (Cost $642,905)			369,074

	Total Investments (Cost $13,919,783) 99.0%			10,280,777
	Other Assets, less Liabilities 1.0%			108,226

	Net Assets 100.0%			$10,389,003

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $321,514, representing 3.1% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin High Yield Corporate ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.76	$26.16	$22.67	$25.45	$25.00

Income from investment operations[c]:

Net investment income[d]	0.60	1.20	1.23	1.33	1.21

Net realized and unrealized gains (losses)	(3.10)	(1.34)	3.73	(2.51)	0.49

Total from investment operations	(2.50)	(0.14)	4.96	(1.18)	1.70

Less distributions from:

Net investment income	(0.73)	(1.18)	(1.47)	(1.56)	(1.23)

Net realized gains	—	(0.08)	—	(0.04)	(0.02)

Total Distributions	(0.73)	(1.26)	(1.47)	(1.60)	(1.25)

Net asset value, end of period	$21.53	$24.76	$26.16	$22.67	$25.45

Total return[e]	(10.27)%	(0.69)%	22.28%	(5.12)%	7.07%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.40%	0.47%	0.64%	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	5.21%	4.62%	4.84%	5.29%	5.80%

Supplemental data

Net assets, end of period (000’s)	$187,281	$334,286	$346,586	$130,362	$10,181

Portfolio turnover rate[g]	3.41% [h]	43.83% [h]	53.18% [h]	129.98% [h]	23.57%

aEffective August 1, 2022, Formerly, Franklin Liberty High Yield Corporate ETF was renamed Franklin High Yield Corporate ETF.

bFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	3.41%	43.83%	53.18%	129.98%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 89.0%
	Airlines 1.9%
a	American Airlines Inc/AAdvantage Loyalty IP Ltd., senior secured note, 144A, 5.50%, 4/20/26	United States	2,100,000	$1,975,753
a	United Airlines Inc., 144A, 4.375%, 4/15/26	United States	1,700,000	1,520,208

				3,495,961

	Automobiles & Components 3.5%
	Dana Inc., senior note5.625%, 6/15/28	United States	1,700,000	1,406,233
a	Dornoch Debt Merger Sub Inc., 144A, 6.625%, 10/15/29	United States	1,400,000	1,011,225
	Goodyear Tire & Rubber Co., 5.00%, 7/15/29	United States	800,000	654,500
	senior bond4.875%, 3/15/27	United States	1,000,000	886,460
a	Jaguar Land Rover Automotive PLC, 144A, 5.50%, 7/15/29	United Kingdom	2,400,000	1,675,224
a	Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	1,300,000	940,485

				6,574,127

	Capital Goods 3.2%
a	ATS Automation Tooling Systems Inc., 144A, 144A, 4.125%, 12/15/28	Canada	900,000	748,422
a	Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	1,400,000	783,922
a	Standard Industries Inc., 144A, 4.75%, 1/15/28	United States	200,000	169,451
a	Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,000,000	829,200
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	2,300,000	2,234,887
a	Vertiv Group Corp., 144A, 4.125%, 11/15/28	United States	1,500,000	1,209,772

				5,975,654

	Commercial & Professional Services 6.7%
a	Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	900,000	610,783
a	APX Group Inc., 144A, 5.75%, 7/15/29	United States	1,100,000	872,014
a	Gartner Inc., 144A, 3.625%, 6/15/29	United States	500,000	417,328
	Grand Canyon University, unsecured note, 5.125%, 10/01/28	United States	1,700,000	1,542,291
a	H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,900,000	1,495,499
a	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	1,800,000	1,623,627
a	MPH Acquisition Holdings LLC, 144A, 5.75%, 11/01/28	United States	1,800,000	1,355,418
a	NESCO Holdings II Inc., secured note, 144A, 5.50%, 4/15/29	United States	600,000	500,862
a	Nielsen Finance LLC / Nielsen Finance Co., 144A, 4.50%, 7/15/29	United States	1,800,000	1,796,580
a	Prime Security Services Borrower LLC / Prime Finance Inc., senior secured note, first lien, 144A, 3.375%, 8/31/27	United States	1,300,000	1,094,977
a	PROG Holdings Inc., 144A, 6.00%, 11/15/29	United States	800,000	641,040
a	ZipRecruiter Inc., 144A, 5.00%, 1/15/30	United States	800,000	647,560

				12,597,979

	Commercial Services 1.1%
	United Rentals North America Inc.5.50%, 5/15/27	United States	2,100,000	2,033,850

	Construction Materials 0.3%
a	Camelot Return Merger Sub Inc., 144A, 8.75%, 8/01/28	United States	700,000	577,893

	Consumer Durables & Apparel 1.0%
a	Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/01/30	United States	1,200,000	861,774
a	Kontoor Brands Inc., 144A, 4.125%, 11/15/29	United States	1,200,000	957,935

				1,819,709

	Consumer Services 4.1%
a,b,c	24 Hour Fitness Worldwide Inc., senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
	Carnival Corp.,
a	144A, 7.625%, 3/01/26	United States	800,000	609,212
a	senior note144A, 5.75%, 3/01/27	United States	1,900,000	1,335,272
a	NCL Corp. Ltd., 144A, 5.875%, 3/15/26	United States	1,300,000	990,990
a	Royal Caribbean Cruises Ltd., 144A, 5.50%, 8/31/26	United States	1,700,000	1,302,676
a	Station Casinos LLC, 144A, 4.50%, 2/15/28	United States	1,400,000	1,151,195
a	Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29	United States	2,200,000	980,745

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Consumer Services (continued)
a	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,500,000	$1,406,520

				7,776,850

	Diversified Financials 5.7%
a	Apollo Commercial Real Estate Finance Inc., 144A, 4.625%, 6/15/29	United States	1,000,000	755,300
a	Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note, 144A, 3.75%, 12/15/27	United States	1,300,000	1,015,800
a	Jane Street Group / JSG Finance Inc., 144A, 4.50%, 11/15/29	United States	600,000	516,843
a	Jefferson Capital Holdings LLC, 144A, 6.00%, 8/15/26	United States	1,400,000	1,173,697
a	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	United States	1,300,000	975,390
a	Necessity Retail REIT Inc. / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	United States	1,600,000	1,195,920
a	Oxford Finance LLC / Oxford Finance Co-Issuer II Inc., 144A, 6.375%, 2/01/27	United States	1,500,000	1,406,543
a	PRA Group Inc., 144A, 5.00%, 10/01/29	United States	1,500,000	1,218,326
a	VICI Properties LP / VICI Note Co. Inc., 144A, 3.875%, 2/15/29	United States	1,500,000	1,261,507
a	XHR LP, 144A, 4.875%, 6/01/29	United States	1,400,000	1,157,128

				10,676,454

	Energy 17.8%
a	Antero Resources Corp., 144A, 7.625%, 2/01/29	United States	601,000	601,195
a	Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	Spain	1,400,000	1,182,741
a	Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 8.125%, 1/15/27	United States	700,000	646,408
	Cheniere Energy Inc.4.625%, 10/15/28	United States	1,700,000	1,563,464
	Cheniere Energy Partners LP, 4.00%, 3/01/31	United States	700,000	588,343
	senior note4.50%, 10/01/29	United States	1,500,000	1,324,043
a	Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	United States	1,900,000	1,825,377
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., senior note5.75%, 4/01/25	United States	600,000	570,108
	[a] senior note144A, 8.00%, 4/01/29	United States	1,200,000	1,157,496
a	CrownRock LP / CrownRock Finance Inc., 144A, 5.00%, 5/01/29	United States	1,000,000	884,848
a	CSI Compressco LP / CSI Compressco Finance Inc., senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	1,000,000	873,555
a	DT Midstream Inc., 144A, 4.125%, 6/15/29	United States	1,500,000	1,270,748
	EnLink Midstream Partners LP, senior note4.15%, 6/01/25	United States	1,900,000	1,767,741
a	EQM Midstream Partners LP, 144A, 7.50%, 6/01/27	United States	1,600,000	1,527,632
a	Harbour Energy PLC, 144A, 5.50%, 10/15/26	United Kingdom	2,300,000	2,063,606
a	Hilcorp Energy I LP / Hilcorp Finance Co., senior bond144A, 6.00%, 2/01/31	United States	400,000	348,055
a	senior note144A, 5.75%, 2/01/29	United States	1,700,000	1,489,719
a	Kinetik Holdings LP, 144A, 5.875%, 6/15/30	United States	1,500,000	1,376,646
a	Martin Midstream Partners LP / Martin Midstream Finance Corp., senior note, second lien, 144A, 11.50%, 2/28/25	United States	1,886,248	1,844,005
a	Nabors Industries Inc., 144A, 7.375%, 5/15/27	United States	1,000,000	925,000
a	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	600,000	523,232
	Occidental Petroleum Corp.,
	senior bond6.45%, 9/15/36	United States	700,000	701,722
	senior note 5.55%, 3/15/26	United States	1,400,000	1,403,416
	senior bond 8.875%, 7/15/30	United States	1,500,000	1,673,355
a	SunCoke Energy Inc., 144A, 4.875%, 6/30/29	United States	1,000,000	773,305
	Sunoco LP / Sunoco Finance Corp., senior note6.00%, 4/15/27	United States	1,500,000	1,432,522
	Venture Global Calcasieu Pass LLC,
a	144A, 4.125%, 8/15/31	United States	800,000	665,296
a	144A, 3.875%, 8/15/29	United States	900,000	773,838
a	Weatherford International Ltd., 144A, 8.625%, 4/30/30	United States	400,000	349,260

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
a	144A, 6.50%, 9/15/28	United States	1,300,000	$1,171,820

				33,298,496

	Food 0.6%
a	Lamb Weston Holdings Inc., 144A, 4.125%, 1/31/30	United States	1,400,000	1,187,081

	Food, Beverage & Tobacco 0.2%
a	Primo Water Holdings Inc., 144A, 4.375%, 4/30/29	Canada	400,000	325,956

	Health Care Equipment & Services 3.3%
	Centene Corp., senior note4.25%, 12/15/27	United States	2,000,000	1,833,650
a	CHS/Community Health Systems Inc., senior secured note144A, 6.00%, 1/15/29	United States	900,000	663,522
a	secured note144A, 6.875%, 4/15/29	United States	1,400,000	679,339
a	DaVita Inc., 144A, 4.625%, 6/01/30	United States	2,400,000	1,862,892
a	Tenet Healthcare Corp., 144A, 6.125%, 6/15/30	United States	1,300,000	1,194,213

				6,233,616

	Healthcare-Products 0.8%
a	Garden Spinco Corp., 144A, 8.625%, 7/20/30	United States	1,500,000	1,552,973

	Household & Personal Products 1.1%
a	Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	800,000	627,402
a	VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	1,600,000	1,378,702

				2,006,104

	Internet 0.4%
a	Match Group Holdings II LLC, 144A, 4.625%, 6/01/28	United States	800,000	700,700

	Lodging 0.7%
	Las Vegas Sands Corp.3.50%, 8/18/26	United States	1,400,000	1,226,492

	Materials 10.0%
a	Advanced Drainage Systems Inc., 144A, 6.375%, 6/15/30	United States	1,400,000	1,359,722
a	Arcosa Inc., 144A, 4.375%, 4/15/29	United States	1,400,000	1,192,177
a	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., senior note144A, 5.25%, 8/15/27	Luxembourg	200,000	125,573
a	senior secured note, first lien144A, 5.25%, 4/30/25	Luxembourg	1,700,000	1,592,594
a	ASP Unifrax Holdings Inc., 144A, 5.25%, 9/30/28	United States	400,000	308,098
a	Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	Luxembourg	400,000	321,772
a	Constellium SE, 144A, 3.75%, 4/15/29	France	1,700,000	1,243,348
a	CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	United States	1,000,000	872,151
a	Eco Material Technologies Inc., Sr. Secured, 144A, 7.875%, 1/31/27	United States	1,300,000	1,153,677
a	Gates Global LLC / Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,500,000	1,381,822
a	Glatfelter Corp., 144A, 4.75%, 11/15/29	United States	900,000	519,282
a	GPD Companies Inc., senior secured note, 144A, 10.125%, 4/01/26	United States	550,000	501,923
a	Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	900,000	745,326
	Mauser Packaging Solutions Holding Co., [a] senior note144A, 7.25%, 4/15/25	United States	500,000	440,543
	[a] senior note144A, 8.50%, 4/15/24	United States	1,400,000	1,337,000
a	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	1,400,000	1,151,542
a	OI European Group B.V., 144A, 4.75%, 2/15/30	United States	1,000,000	797,365
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23 .	United States	322,000	318,297
a	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, senior secured note, 144A, 4.00%, 10/15/27	United States	1,400,000	1,176,556
a	Roller Bearing Co. of America Inc., 144A, 4.375%, 10/15/29	United States	800,000	675,792
a	Trivium Packaging Finance B.V., senior secured note, 144A, 5.50%, 8/15/26 .	Netherlands	1,600,000	1,433,103

				18,647,663

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media & Entertainment 11.6%
a	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	2,000,000	$1,884,200
	CCO Holdings LLC / CCO Holdings Capital Corp.,
	[a] senior bond144A, 5.375%, 6/01/29	United States	1,300,000	1,140,750
a	senior bond144A, 4.50%, 8/15/30	United States	1,700,000	1,348,619
a	Clear Channel International B.V., senior secured note, first lien, 144A, 6.625%, 8/01/25	United States	600,000	558,233
a	Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29	United States	700,000	508,610
a	Cogent Communications Group Inc., 144A, 3.50%, 5/01/26	United States	1,900,000	1,676,195
a	CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,500,000	2,043,200
	Diamond Sports Group LLC / Diamond Sports Finance Co.,
	[a] senior note144A, 6.625%, 8/15/27	United States	900,000	66,375
	[a] secured note144A, 5.375%, 8/15/26	United States	900,000	180,270
a	Directv Financing LLC / Directv Financing Co-Obligor Inc., 144A, 5.875%, 8/15/27	United States	1,700,000	1,469,437
a	DISH DBS Corp., 144A, 5.75%, 12/01/28	United States	2,200,000	1,666,753
a	Everi Holdings Inc., 144A, 5.00%, 7/15/29	United States	1,000,000	821,814
a	Motion Bondco DAC, 144A, 6.625%, 11/15/27	United Kingdom	300,000	254,459
	Netflix Inc., senior unsecured6.375%, 5/15/29	United States	600,000	597,056
	senior unsecured note5.875%, 11/15/28	United States	1,000,000	978,280
	senior bond5.75%, 3/01/24	United States	1,000,000	1,016,350
a	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc., senior note, 144A, 6.00%, 2/15/28	United States	800,000	621,682
a	Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30	United States	600,000	432,537
a	Sirius XM Radio Inc., 144A, 4.00%, 7/15/28	United States	1,800,000	1,534,842
a	Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27	United States	1,900,000	1,797,300
a	Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%, 8/15/30	United Kingdom	1,400,000	1,095,109

				21,692,071

	Mining 0.7%
a	Alcoa Nederland Holding B.V., 144A, 5.50%, 12/15/27	United States	1,500,000	1,402,133

	Oil & Gas 0.9%
	PBF Holding Co. LLC / PBF Finance Corp.7.25%, 6/15/25	United States	1,700,000	1,626,407

	Pharmaceuticals 0.4%
	1375209 BC Ltd., 144A, 9.00%, 1/30/28	Canada	261,835	261,180
	Bausch Health Cos. Inc., 144A, 14.00%, 10/15/30	Canada	92,043	50,624
	144A, 11.00%, 9/30/28	Canada	465,120	376,747

				688,551

	Pharmaceuticals, Biotechnology & Life Sciences 1.1%
a	Bausch Health Companies Inc., 144A, 4.875%, 6/01/28	United States	1,000,000	646,380
a,b	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	400,000	316,952
	Teva Pharmaceutical Finance Netherlands III B.V., senior bond3.15%, 10/01/26	Israel	700,000	575,291
	4.75%, 5/09/27	Israel	700,000	595,392

				2,134,015

	Pipelines 0.3%
a	EnLink Midstream LLC, 144A, 6.50%, 9/01/30	United States	600,000	587,304

	Retailing 1.9%
a	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A, 6.75%, 1/15/30	United States	1,100,000	838,068
a	Gap Inc., 144A, 3.625%, 10/01/29	United States	600,000	390,951
a	Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,700,000	1,479,174
a	Macy’s Retail Holdings LLC,
	144A, 6.125%, 3/15/32	United States	400,000	307,134

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Retailing (continued)
	[a] 144A, 5.875%, 3/15/30	United States	600,000	$475,785

				3,491,112

	Software & Services 1.2%
a	Gartner Inc., senior note, 144A, 4.50%, 7/01/28	United States	1,600,000	1,432,968
a	Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	1,200,000	890,448

				2,323,416

	Technology Hardware & Equipment 0.3%
a	Condor Merger Sub Inc., 144A, 7.375%, 2/15/30	United States	700,000	573,629

	Telecommunication Services 2.0%
a	Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	600,000	471,327
a	Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,000,000	895,995
a	CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,400,000	1,058,869
a	Iliad Holding SASU, 144A, 6.50%, 10/15/26	France	1,600,000	1,401,688

				3,827,879

	Transportation 0.6%
a	First Student Bidco Inc. / First Transit Parent Inc., 144A, 4.00%, 7/31/29	United States	1,300,000	1,055,966

	Utilities 5.6%
	Calpine Corp.,
a	senior note144A, 5.125%, 3/15/28	United States	600,000	516,565
a	first lien144A, 4.50%, 2/15/28	United States	1,200,000	1,059,816
a	InterGen NV, 144A, 7.00%, 6/30/23	Netherlands	2,100,000	2,044,350
a	Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29	United States	1,800,000	1,452,960
	Talen Energy Supply LLC,
	[b] senior note6.50%, 6/01/25	United States	1,000,000	804,246
	[a,b] senior note144A, 7.625%, 6/01/28	United States	1,000,000	1,033,797
a	TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29	United States	1,800,000	1,453,320
a	Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,300,000	2,136,343

				10,501,397

	Total Corporate Bonds & Notes (Cost $197,507,944)			166,611,438

	Senior Floating Rate Interests 4.2%
	Materials 1.0%
	Hexion Holdings Corporation,
	[d] 2022 USD Term Loan, TBD, 7.413%, 3/15/29	United States	1,097,250	941,441
	[d] 2022 USD 2nd Lien Term Loan, TBD, 9.834%, 3/02/30	United States	1,186,047	978,488

				1,919,929

	Software & Services 1.5%
	Athenahealth Inc.,
d	2022 Term Loan B, TBD, 6.576%, 2/15/29	United States	1,449,989	1,302,815
d	2022 Delayed Draw Term Loan, TBD, 3.50%, 2/15/29	United States	246,377	221,370
d	McAfee LLC, 2022 USD Term Loan B, TBD, 6.362%, 3/01/29	United States	1,396,500	1,277,546

				2,801,731

	Chemicals 0.7%
d	PMHC II Inc., 2022 Term Loan B, TBD, 6.977%, 4/23/29	United States	1,700,000	1,379,660

	Media & Entertainment 1.0%
d	Diamond Sports Group LLC, 2022 First Priority Term Loan, TBD, 10.696%, d5/26/26	United States	199,317	192,341
d	Fertitta Entertainment LLC, 2022 Term Loan B, TBD, 7.034%, 1/27/29	United States	1,691,500	1,573,975

				1,766,316

	Total Floating Rate Loans (Cost $8,872,317)			7,867,636

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Media & Entertainment (continued)
	Total Investments before Short Term Investments (Cost $206,380,261)			$174,479,074

	Short-Term Investments 5.5%
	U.S. Government & Agency Securities (Cost $10,323,509) 5.5%
e	Federal Home Loan Bank Discount Notes, 10/03/22	United States	10,325,000	10,325,000

	Total Short-Term Investments (Cost $10,323,509)			10,325,000

	Total Investments (Cost $216,703,770) 98.7%			184,804,074
	Other Assets, less Liabilities 1.3%			2,477,263

	Net Assets 100.0%			$187,281,337

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $139,121,673, representing 74.3% of net assets.

bSee Note 10 regarding defaulted securities.

cFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eThe security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$46.30	$43.24	$20.67	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(—)[d]	(0.10)	(0.06)	—

Net realized and unrealized gains (losses)	(12.48)	3.25	22.63	(4.33)

Total from investment operations	(12.48)	3.15	22.57	(4.33)

Less distributions from:

Net investment income	—	—	(0.00)[d]	—

Net realized gains	—	(0.09)	—	—

Total Distributions	—	(0.09)	—	—

Net asset value, end of period	$33.82	$46.30	$43.24	$20.67

Total return[e]	(26.95)%	7.27%	109.21%	(17.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.77%	2.19%	12.91%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.02)%	(0.21)%	(0.17)%	0.20%

Supplemental data

Net assets, end of period (000’s)	$6,764	$11,574	$10,809	$2,067

Portfolio turnover rate[g]	17.85%[h]	35.98%[h]	75.25%[h]	—%[h]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	17.85%	35.98%	75.25%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Intelligent Machines ETF

		Country	Shares	Value
	Common Stocks 100.0%
	Aerospace & Defense 2.1%
a	Axon Enterprise Inc.	United States	1,240	$143,530

	Automobiles 7.7%
a	Tesla Inc.	United States	1,954	518,298

	Computers & Peripherals 5.0%
	Apple Inc.	United States	2,452	338,866

	Construction & Engineering 3.1%
	Quanta Services Inc.	United States	1,081	137,709
	Valmont Industries Inc.	United States	271	72,796

				210,505

	Electrical Equipment 1.4%
	Eaton Corp. PLC	United States	266	35,474
a	NuScale Power Corp.	United States	2,612	30,508
a	Sunrun Inc.	United States	987	27,231

				93,213

	Electronic Equipment, Instruments & Components 8.8%
	Amphenol Corp., A	United States	1,017	68,099
	Keyence Corp.	Japan	625	206,829
a	Keysight Technologies Inc.	United States	671	105,589
	Samsung SDI Co. Ltd.	South Korea	336	128,228
	TE Connectivity Ltd.	Switzerland	300	33,108
a	Trimble Inc.	United States	375	20,351
a	Zebra Technologies Corp., A	United States	126	33,013

				595,217

	Health Care Equipment & Supplies 10.5%
a	Dexcom Inc.	United States	1,644	132,408
a	IDEXX Laboratories Inc.	United States	312	101,650
a	Insulet Corp.	United States	578	132,593
a	Intuitive Surgical Inc.	United States	1,428	267,664
	ResMed Inc.	United States	186	40,604
a	Shockwave Medical Inc.	United States	130	36,149

				711,068

	Health Care Technology 1.5%
a	Inspire Medical Systems Inc.	United States	575	101,988

	Household Durables 0.5%
	Panasonic Corp.	Japan	4,640	32,521

	Industrial Conglomerates 2.2%
	Honeywell International Inc.	United States	221	36,900
	Roper Technologies Inc.	United States	200	71,928
	Siemens AG	Germany	366	36,286

				145,114

	Machinery 0.5%
a	Chart Industries Inc.	United States	180	33,183

	Semiconductors & Semiconductor Equipment 32.8%
	Analog Devices Inc.	United States	996	138,783
	Applied Materials Inc.	United States	1,669	136,741
	ASM International NV	Netherlands	556	127,320
	ASML Holding NV	Netherlands	631	262,086
a	Enphase Energy Inc.	United States	937	259,989
	Entegris Inc.	United States	1,578	131,006
a	First Solar Inc.	United States	270	35,713

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Infineon Technologies AG	Germany	3,026	$67,322
	KLA Corp.	United States	221	66,881
	Lam Research Corp.	United States	173	63,318
	Marvell Technology Inc.	United States	787	33,770
	Microchip Technology Inc.	United States	611	37,289
	NVIDIA Corp.	United States	2,267	275,191
	NXP Semiconductors NV	China	228	33,632
a	SiTime Corp.	United States	425	33,460
a	SolarEdge Technologies Inc.	United States	236	54,625
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2,837	194,505
	Teradyne Inc.	United States	1,804	135,571
	Texas Instruments Inc.	United States	447	69,187
a	Wolfspeed Inc.	United States	623	64,393

				2,220,782

	Software 23.9%
a	Altair Engineering Inc.	United States	1,559	68,939
a	ANSYS Inc.	United States	615	136,345
a	Asana Inc.	United States	1,514	33,656
a	Atlassian Corp. PLC	United States	308	64,862
a	Autodesk Inc.	United States	757	141,408
	Bentley Systems Inc., B	United States	1,074	32,854
a	Cadence Design Systems Inc.	United States	1,803	294,664
	Constellation Software Inc.	Canada	100	139,885
	Dassault Systemes SE	France	2,037	71,311
a	Descartes Systems Group Inc.	Canada	3,307	211,096
a	PTC Inc.	United States	1,291	135,039
a	Synopsys Inc.	United States	943	288,096

				1,618,155

	Total Common Stocks (Cost $7,706,465)			6,762,440

	Total Investments (Cost $7,706,465) 100.0%			6,762,440
	Other Assets, less Liabilities 0.0%†			1,936

	Net Assets 100.0%			$6,764,376

†Rounds to less than 0.1% of net assets.

aNon-income producing.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Aggregate Bond ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.65	$25.02	$24.95	$24.56	$25.00

Income from investment operations[c]:

Net investment income (loss)[d]	0.08	0.05	(0.01)	0.22	0.39

Net realized and unrealized gains (losses)	(0.95)	(0.87)	0.19	0.78	(0.40)

Total from investment operations	(0.87)	(0.82)	0.18	1.00	(0.01)

Less distributions from:

Net investment income	(0.40)	(0.42)	(0.11)	(0.09)	(0.43)

Net realized gains	—	(0.13)	—	(0.52)	—

Total Distributions	(0.40)	(0.55)	(0.11)	(0.61)	(0.43)

Net asset value, end of period	$22.38	$23.65	$25.02	$24.95	$24.56

Total return[e]	(3.71)%	(3.35)%	0.72%	4.05%	0.00%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.25%	0.39%	0.58%	3.23%	2.32%

Expenses net of waiver and payments by affiliates	0.25%	0.25%	0.25%	0.28%	0.35%

Net investment income (loss)	0.68%	0.21%	(0.03)%	0.87%	1.91%

Supplemental data

Net assets, end of period (000’s)	$189,085	$193,968	$181,405	$4,989	$4,912

Portfolio turnover rate[g]	6.77% [h]	24.12%[h]	72.21% [h]	66.78% [h]	50.32%

aEffective August 1, 2022, Formerly, Franklin Liberty International Aggregate Bond ETF was renamed Franklin International Aggregate Bond ETF.

bFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.77%	24.12%	72.21%	66.78%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 76.6%
	Australia 2.2%
a	Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	1,900,000	AUD	$1,125,619
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,200,000	AUD	732,432
a,b	Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,200,000	AUD	723,279
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	2,500,000	AUD	1,537,851

				4,119,181

	Austria 1.1%
	Government of Austria,
	[a,b] 144A, Reg S, 1.20%, 10/20/25	1,200,000	EUR	1,144,849
	[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,200,000	EUR	889,842

				2,034,691

	Belgium 2.5%
a,b	Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	5,500,000	EUR	4,742,688

	Canada 5.3%
	Government of Canada,
	1.25%, 3/01/25	5,000,000	CAD	3,415,174
	1.25%, 6/01/30	750,000	CAD	471,436
	5.00%, 6/01/37	2,300,000	CAD	1,999,610
	senior bond, 2.00%, 9/01/23	5,000,000	CAD	3,555,869
	senior bond, 2.00%, 12/01/51	1,100,000	CAD	628,545

				10,070,634

	China 9.3%
	Agricultural Development Bank of China, Series 2008, Unsecured 3.45%, 9/23/25	13,000,000	CNY	1,873,499
	China Development Bank, senior note, 2003, 3.23%, 1/10/25	24,000,000	CNY	3,429,551
	senior note, 2004, 3.43%, 1/14/27	25,000,000	CNY	3,608,068
	China Government Bond, 3.03%, 3/11/26	25,000,000	CNY	3,580,661
	2.85%, 6/04/27	25,000,000	CNY	3,549,942
	Export-Import Bank of China, Series 2003, Unsecured 2.17%, 4/07/23	11,000,000	CNY	1,542,804

				17,584,525

	Cyprus 0.9%
a	Government of Cyprus, Reg S, 1.50%, 4/16/27	1,900,000	EUR	1,734,179

	France 2.8%
	French Republic Government Bond OAT, [a] Reg S, 1.00%, 11/25/25	3,200,000	EUR	3,036,493
	[a] Reg S, 0.01%, 11/25/29	2,800,000	EUR	2,311,963

				5,348,456

	Germany 13.6%
a	Bundesobligation, senior bond, 180, Reg S, %, 10/18/24	8,500,000	EUR	8,050,415
	Government of Germany, [a] Reg S, 5.50%, 1/04/31	1,100,000	EUR	1,359,874
	[a] Reg S, 4.25%, 7/04/39	1,000,000	EUR	1,255,758
	[a] senior bond, Reg S, 0.01%, 8/15/26	14,000,000	EUR	12,805,525
	KFW, Senior note, 2.05%, 2/16/26	300,000,000	JPY	2,205,933

				25,677,505

	Italy 4.8%
	Italy Treasury Bond, [a,b] 144A, Reg S, 2.45%, 9/01/50	2,800,000	EUR	1,899,905
	[a] senior bond, Reg S, 1.25%, 12/01/26	3,700,000	EUR	3,311,702
	[a] senior unsecured bond, Reg S, 0.05%, 1/15/23	4,000,000	EUR	3,909,196

				9,120,803

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Japan 17.7%
	Development Bank of Japan Inc., senior bond, 2.30%, 3/19/26	1,000,000,000	JPY	$7,395,279
	Government of Japan, senior bond, 1.50%, 3/20/33	600,000,000	JPY	4,630,876
	senior bond, 1.00%, 12/20/35	1,300,000,000	JPY	9,449,068
	Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,300,000,000	JPY	9,012,612
	Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	550,000,000	JPY	3,006,263

				33,494,098

	Mexico 0.1%
	[c] Mexican Bonos, senior bond, senior bond, 8.00%, 11/07/47	3,900,000	MXN	163,443

	Netherlands 1.3%
a,b	Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	2,700,000	EUR	2,504,633

	Poland 1.4%
	Republic of Poland Government Bond, 2.75%, 10/25/29	17,000,000	PLN	2,598,237

	Romania 0.7%
a	Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,100,000	EUR	1,271,806

	Spain 5.4%
	Government of Spain,
	[a,b] 144A, Reg S, 1.00%, 7/30/42	4,000,000	EUR	2,529,157
	senior note, 0.01%, 1/31/25	5,000,000	EUR	4,653,694
	[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	3,600,000	EUR	3,086,170

				10,269,021

d	Supranational 2.3%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,829,544
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	330,000,000	JPY	2,422,323

				4,251,867

	Sweden 2.0%
	Government of Sweden,
a,b	144A, Reg S, 1.50%, 11/13/23	22,000,000	SEK	1,965,620
	senior bond, 0.75%, 5/12/28	22,000,000	SEK	1,818,036

				3,783,656

	United Kingdom 3.2%
	United Kingdom Gilt, [a] Reg S, 1.75%, 9/07/37	1,800,000	GBP	1,474,643
	[a] Reg S, 3.50%, 7/22/68	900,000	GBP	1,051,221
a	United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	3,000,000	GBP	3,499,647

				6,025,511

	Total Foreign Government and Agency Securities (Cost $189,866,640)			144,794,934

	Corporate Bonds & Notes 4.8%
	Denmark 0.1%
a	Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,048,904	DKK	95,318

	France 0.7%
a	Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	425,133
a	Orange SA, senior note, Reg S, 1.375%, 3/20/28	1,000,000	EUR	881,190

				1,306,323

	Germany 0.9%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	1,000,000	EUR	769,978
a	Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	455,234
a	Siemens Financieringsmaatschappij NV, senior note, Reg S, 0.01%, 2/20/26	500,000	EUR	443,079

				1,668,291

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Corporate Bonds & Notes (continued)
	Romania 0.1%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	$257,735

	United Kingdom 0.4%
a	RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	1,000,000	EUR	828,558

	United States 2.6%
	AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	478,600
	Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	1,000,000	EUR	827,747
	Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	466,959
	AT&T Inc., senior note, 0.25%, 3/04/26	1,000,000	EUR	878,193
a	Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	455,849
	Stryker Corp., senior note, 0.25%, 12/03/24	1,000,000	EUR	918,842
	The Procter & Gamble, senior note, 0.50%, 10/25/24	500,000	EUR	470,026
	Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	464,867

				4,961,083

	Total Corporate Bonds & Notes (Cost $9,524,281)			9,117,308

	Total Investments before Short Term Investments ($199,390,921)			153,912,242

	Short-Term Investments 9.1%
	U.S. Government & Agency Securities (Cost $17,182,518) 9.1%
a	Federal Home Loan Bank Discount Notes, 10/03/22	17,185,000		17,185,000

	Total Short-Term Investments (Cost $17,182,518)			17,185,000

	Total Investments (Cost $216,573,439) 90.5%			171,097,242
	Other Assets, less Liabilities 9.5%			17,987,301

	Net Assets 100.0%			$189,084,543

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $74,988,864, representing 39.7% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $19,486,143, representing 10.3% of net assets.

cPrincipal amount is stated in 100 Mexican Peso Units.

dA supranational organization is an entity formed by two or more central governments through international treaties.

eThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2022 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	CITI	Sell	144,200,000	$21,351,726	10/18/22	$1,118,996	$—
Australian Dollar	CITI	Sell	7,465,000	5,174,066	11/07/22	370,808	—
Canadian Dollar	CITI	Sell	13,120,000	10,200,750	11/07/22	661,782	—
Danish Krone	CITI	Sell	1,141,000	157,093	11/07/22	6,640	—
Euro	CITI	Sell	76,270,000	78,294,587	11/07/22	3,516,258	—
Great British Pound	CITI	Sell	7,845,968	9,576,193	11/07/22	837,146	—
Hungarian Forint	CITI	Buy	22,203,286	55,868	11/07/22	—	(4,953)
Japanese Yen	CITI	Sell	200,000,000	1,476,399	11/07/22	89,884	—
Japanese Yen	CITI	Sell	5,749,000,000	43,410,303	11/07/22	3,554,908	—
Mexican Peso	CITI	Sell	7,600,000	361,181	11/07/22	—	(14,219)
Polish Zloty	CITI	Sell	6,000,000	1,284,601	11/07/22	80,868	—
Polish Zloty	CITI	Sell	8,050,000	1,723,953	11/07/22	108,945	—
South African Rand	CITI	Sell	470,000	27,802	11/07/22	1,885	—

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin International Aggregate Bond ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	CITI	Sell	10,000,000	$987,918	11/07/22	$88,100	$—
Swedish Krona	CITI	Sell	34,500,000	3,385,715	11/07/22	281,345	—

Total Forward Exchange Contracts						$10,717,565	$(19,172)

Net unrealized appreciation (depreciation)							$10,698,393

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Note 11 regarding other derivative information.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Investment Grade Corporate ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.71	$25.47	$24.22	$24.09	$23.97	$24.21

Income from investment operations[b]:

Net investment income[c]	0.32	0.58	0.60	0.73	0.82	0.80

Net realized and unrealized gains (losses)	(3.21)	(1.63)	1.71	0.27	0.21	(0.22)

Total from investment operations	(2.89)	(1.05)	2.31	1.00	1.03	0.58

Less distributions from:

Net investment income	(0.41)	(0.66)	(0.83)	(0.81)	(0.91)	(0.82)

Net realized gains	—	(0.05)	(0.23)	(0.06)	—	—

Total Distributions	(0.41)	(0.71)	(1.06)	(0.87)	(0.91)	(0.82)

Net asset value, end of period	$20.41	$23.71	$25.47	$24.22	$24.09	$23.97

Total return[d]	(12.32)%	(4.30)%	9.43%	4.02%	4.46%	2.38%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.42%	0.50%	0.58%	1.07%	1.04%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.37%

Net investment income	2.90%	2.27%	2.27%	2.86%	3.49%	3.27%

Supplemental data

Net assets, end of period (000’s)	$578,607	$981,602	$1,018,639	$553,338	$18,065	$39,554

Portfolio turnover rate[f]	14.93%[g]	36.76%[g]	53.32%[g]	52.17%[g]	22.02%	63.14%

aEffective August 1, 2022, Formerly, Franklin Liberty Investment Grade Corporate ETF was renamed Franklin Investment Grade Corporate ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.93%	36.76%	53.32%	52.17%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 94.4%
	Aerospace & Defense 1.8%
	Lockheed Martin Corp.,
	senior note, 4.07%, 12/15/42	United States	3,300,000	$2,806,997
	4.15%, 6/15/53	United States	3,400,000	2,854,025
	The Boeing Co.,
	5.15%, 5/01/30	United States	2,000,000	1,852,445
	senior unsecured note, 3.65%, 3/01/47	United States	4,500,000	2,856,521

				10,369,988

	Agriculture 1.1%
	Cargill Inc.,
	[a] 144A, 1.70%, 2/02/31	United States	4,000,000	3,062,894
	[a] Sr. Unsecured, 144A, 2.125%, 11/10/31	United States	3,800,000	2,975,731

				6,038,625

	Air Freight & Logistics 0.8%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	5,950,000	4,811,147

	Airlines 2.2%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%, 10/20/25	United States	8,300,000	8,061,421
	United Airlines, senior bond, 3.45%, 1/07/30	United States	2,618,309	2,121,108
	United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B, 4.875%, 7/15/27	United States	2,534,200	2,370,239

				12,552,768

	Banks 23.7%
a	Banco de Chile, Sr. Unsecured , 144A, 2.99%, 12/09/31	Chile	1,800,000	1,400,156
	Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	5,700,000	4,038,042
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	5,000,000	4,564,914
	Bank of America Corp.,
	Sr. Unsecured note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,300,000	2,620,414
	sub. bond, 4.183%, 11/25/27	United States	9,100,000	8,442,973
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	5,000,000	4,485,150
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,600,000	6,501,099
a	BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	7,600,000	7,518,136
	Citigroup Inc.,
	senior bond, 3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,200,000	4,687,930
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	5,200,000	4,100,998
a	Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	France	3,800,000	3,652,956
	Deutsche Bank AG, Senior unsecured, 0.898%, 5/28/24	Germany	3,500,000	3,235,283
	Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	3,300,000	2,805,190
	Fifth Third Bancorp, Sr. Unsecured, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	4,135,000	3,866,036
	Goldman Sachs Group Inc.,
	Sr. Unsecured, 2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	4,600,000	3,996,315
	Sr. Unsecured, 4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,400,000	1,334,634
	HSBC Holdings PLC, senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	4,700,000	4,183,491

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	JPMorgan Chase & Co.,
	senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,500,000	$4,354,886
	sub. bond, 4.25%, 10/01/27	United States	5,200,000	4,880,954
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	3,800,000	2,991,653
	Sr. Unsecured, 4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	4,200,000	4,037,092
	KeyBank NA, 4.15%, 8/08/25	United States	2,000,000	1,940,189
	Morgan Stanley, 0.791% to 1/22/24, FRN thereafter, 1/22/25	United States	3,300,000	3,093,217
	0.731% to 4/05/23, FRN thereafter, 4/05/24	United States	4,000,000	3,904,248
a	National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	9,500,000	7,086,969
a	Standard Chartered PLC, senior note, 144A, 1.456% to 1/14/27, FRN thereafter, 1/14/27	United Kingdom	4,700,000	3,984,198
	SVB Financial Group,
	senior note, 3.125%, 6/05/30	United States	5,000,000	4,034,148
	4.25% to 12/31/99, FRN thereafter, 11/15/26	United States	1,700,000	1,254,596
	The Goldman Sachs Group Inc., 4.125% to 12/31/99, FRN thereafter, 11/10/26	United States	2,100,000	1,672,125
	The PNC Financial Services Group Inc., 3.40% to 12/31/99, FRN thereafter, 9/15/26	United States	3,300,000	2,470,966
	Truist Bank, sub. note, 3.30%, 5/15/26	United States	3,300,000	3,064,934
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	5,400,000	4,891,599
a	UniCredit SpA, 144A, 1.982% to 6/03/27, FRN thereafter, 6/03/27	Italy	4,200,000	3,432,268
	Wells Fargo & Co.,
	sub. bond, 4.75%, 12/07/46	United States	900,000	721,942
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	8,300,000	7,924,496

				137,174,197

	Beverages 1.9%
	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 2/01/46	United States	3,500,000	3,050,017
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,500,000	3,355,052
	PepsiCo Inc., 1.625%, 5/01/30	United States	6,000,000	4,818,201

				11,223,270

	Biotechnology 2.2%
	AbbVie Inc., Senior unsecured, 4.25%, 11/21/49	United States	1,500,000	1,206,072
	Amgen Inc., 4.20%, 3/01/33	United States	1,650,000	1,495,457
	Bio-Rad Laboratories Inc., 3.30%, 3/15/27	United States	5,250,000	4,772,496
a	CSL Finance PLC, 144A, 4.25%, 4/27/32	Australia	5,400,000	4,936,678

				12,410,703

	Capital Markets 2.8%
	Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	2,400,000	2,088,790
	Credit Suisse Group AG,
	[a] senior bond, 144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	2,600,000	2,124,364
	[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	4,300,000	4,267,131
	Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,900,000	4,319,085
	The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	3,350,000	3,236,966

				16,036,336

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Chemicals 1.6%
	Celanese US Holdings LLC, 5.90%, 7/05/24	United States	4,700,000	$4,638,510
	DuPont de Nemours Inc., 5.419%, 11/15/48	United States	5,300,000	4,782,176

				9,420,686

	Diversified Financial Services 4.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,000,000	4,014,271
	Air Lease Corp., 0.80%, 8/18/24	United States	4,600,000	4,193,808
	American Express Co., 2.25%, 3/04/25	United States	5,700,000	5,348,017
	Aon PLC, 4.60%, 6/14/44	Ireland	7,600,000	6,396,279
	Capital One Financial Corp., Sr. Unsecured, 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	3,800,000	3,717,113

				23,669,488

	Diversified Telecommunication Services 1.7%
	Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	13,700,000	10,035,485

	Electric 2.9%
	Baltimore Gas and Electric Co., 4.55%, 6/01/52	United States	2,400,000	2,066,751
	Dominion Energy Inc.,
	4.35%, 8/15/32	United States	1,900,000	1,721,217
	senior unsecured note, Series B, 3.30%, 4/15/41	United States	2,700,000	1,952,791
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	7,500,000	5,684,871
	Public Service Enterprise Group Inc., Sr. Unsecured, 2.45%, 11/15/31	United States	7,100,000	5,536,963

				16,962,593

	Electric Utilities 7.3%
a	Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	1,100,000	789,789
	Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	2,800,000	2,251,685
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	3,415,000	2,826,273
	Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	4,500,000	2,674,108
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	4,200,000	3,410,018
a	Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	5,300,000	4,760,901
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	6,200,000	5,626,420
	Georgia Power Co.,
	senior bond, 4.75%, 9/01/40	United States	4,700,000	3,963,321
	senior bond, 4.30%, 3/15/42	United States	2,445,000	1,957,377
	Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	2,150,000	1,486,308
	Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	5,200,000	4,878,718
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	8,100,000	7,724,309

				42,349,227

	Electronic Equipment, Instruments & Components 1.1%
	Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	3,800,000	3,534,466
	Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	3,700,000	2,896,547

				6,431,013

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy Equipment & Services 1.4%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond, 4.08%, 12/15/47	United States	1,000,000	$743,017
	Kinder Morgan Inc., 2.00%, 2/15/31	United States	4,400,000	3,280,657
a	Schlumberger Holdings Corp., senior bond, 144A, 4.30%, 5/01/29	United States	4,700,000	4,313,558

				8,337,232

	Entertainment 0.2%
a	Magallanes Inc., 144A, 5.05%, 3/15/42	United States	1,400,000	1,049,994

	Equity Real Estate Investment Trusts (REITs) 2.3%
	Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	9,000,000	6,993,866
a	Global Net Lease Inc./Global Net Lease Operating Partnership LP,senior
	note, 144A, 3.75%, 12/15/27	United States	2,400,000	1,875,324
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	5,000,000	4,519,226

				13,388,416

	Food 3.2%
a	Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	Mexico	1,600,000	1,175,966
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
	[a] 144A, 3.625%, 1/15/32	United States	1,800,000	1,409,895
	[a] 144A, 2.50%, 1/15/27	United States	3,500,000	2,997,470
	Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	5,100,000	4,441,384
	Nestle Holdings Inc.,
	[a] 144A, 4.70%, 1/15/53	United States	4,000,000	3,741,434
	[a] 144A, 4.30%, 10/01/32	United States	5,000,000	4,760,750

				18,526,899

	Health Care Providers & Services 3.7%
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	3,000,000	2,713,195
	Elevance Health Inc., 4.10%, 5/15/32	United States	6,700,000	6,062,705
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,400,000	5,048,574
	STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	Ireland	3,300,000	2,284,608
	UnitedHealth Group Inc., 3.05%, 5/15/41	United States	7,600,000	5,538,813

				21,647,895

	Home Builders 0.3%
	MDC Holdings Inc., 2.50%, 1/15/31	United States	2,800,000	1,874,358

	Hotels, Restaurants & Leisure 0.5%
	Las Vegas Sands Corp., Senior unsecured, 3.90%, 8/08/29	United States	2,300,000	1,904,347
	Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	1,000,000	923,641

				2,827,988

	Household Products 2.9%
a	GSK Consumer Healthcare Capital US LLC, 144A, 3.375%, 3/24/27	United States	5,800,000	5,266,509
a	Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31 .	Mexico	5,900,000	4,727,051
	The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	7,500,000	6,727,048

				16,720,608

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance 2.1%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	5,300,000	$4,674,990
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,151,538
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	3,000,000	2,897,540
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,300,000	3,552,175

				12,276,243

	Interactive Media & Services 0.3%
a	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	2,000,000	1,791,400

	Internet 1.6%
	Amazon.com Inc., 3.95%, 4/13/52	United States	6,000,000	4,935,040
a	Meta Platforms Inc., 144A, 4.45%, 8/15/52	United States	5,000,000	4,088,877

				9,023,917

	Internet & Direct Marketing Retail 0.6%
	Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	4,000,000	3,604,752

	IT Services 0.5%
	Apple Inc., 2.80%, 2/08/61	United States	4,500,000	2,815,998

	Lodging 0.8%
	Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,700,000	4,434,070

	Media 1.9%
	Charter Communications Operating LLC/Charter Communications Operating
	Capital,
	senior bond, 2.80%, 4/01/31	United States	5,600,000	4,242,631
	senior secured note, 3.50%, 3/01/42	United States	2,600,000	1,655,640
	Comcast Corp., senior bond, 4.95%, 10/15/58	United States	5,000,000	4,312,679
	Fox Corp., senior bond, 5.476%, 1/25/39	United States	900,000	782,214

				10,993,164

	Metals & Mining 0.3%
a	Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	1,900,000	1,423,793

	Miscellaneous Manufacturing 0.2%
	Parker-Hannifin Corp., 4.25%, 9/15/27	United States	1,300,000	1,240,268

	Multi-Utilities 0.9%
	Berkshire Hathaway Energy Co.,
	senior bond, 3.80%, 7/15/48	United States	5,800,000	4,380,437
	Sr. Unsecured, 5.15%, 11/15/43	United States	1,000,000	911,930

				5,292,367

	Oil & Gas 0.6%
	Exxon Mobil Corp., 3.452%, 4/15/51	United States	4,200,000	3,136,961

	Oil, Gas & Consumable Fuels 3.3%
	Aker BP ASA,
	[a] senior note, 144A, 3.75%, 1/15/30	Norway	3,500,000	2,980,162
	[a] senior bond, 144A, 4.00%, 1/15/31	Norway	2,200,000	1,869,997
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	4,000,000	3,700,326
	Chevron Corp., senior bond, 3.078%, 5/11/50	United States	1,000,000	710,705
	Exxon Mobil Corp., senior bond, 3.567%, 3/06/45	United States	4,200,000	3,188,401
	TransCanada PipeLines Ltd.,
	senior bond, 4.25%, 5/15/28	Canada	5,700,000	5,286,681

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Oil, Gas & Consumable Fuels (continued)
senior note, 6.10%, 6/01/40	Canada	1,200,000	$1,164,463

			18,900,735

Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	3,300,000	2,590,450

Pharmaceuticals 2.3%
AbbVie Inc., 4.05%, 11/21/39	United States	4,300,000	3,471,149
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	3,500,000	3,068,996
senior bond, 5.00%, 8/15/45	United States	2,400,000	2,272,663
Sr. Unsecured, 3.70%, 3/15/52	United States	2,300,000	1,768,920
Takeda Pharmaceutical Co. Ltd., Senior unsecured, 3.175%, 7/09/50	Japan	4,400,000	2,931,671

			13,513,399

Pipelines 0.7%
Eastern Gas Transmission & Storage Inc., 3.90%, 11/15/49	United States	2,600,000	1,932,813
Energy Transfer LP,
5.15%, 3/15/45	United States	1,700,000	1,342,222
4.90%, 3/15/35	United States	1,200,000	1,010,553

			4,285,588

Real Estate Management & Development 0.4%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	2,500,000	2,105,082

Retail 1.3%
Home Depot Inc., 3.625%, 4/15/52	United States	4,050,000	3,065,704
Sr. Unsecured, 4.95%, 9/15/52	United States	625,000	588,742
Nordstrom Inc., 4.375%, 4/01/30	United States	2,500,000	1,834,537
Target Corp., 2.95%, 1/15/52	United States	2,700,000	1,823,475

			7,312,458

Road & Rail 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	5,700,000	5,784,836

Shipbuilding 0.7%
Huntington Ingalls Industries Inc., 0.67%, 8/16/23	United States	4,300,000	4,148,220

Software 1.3%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	4,600,000	2,907,976
Salesforce Inc., Sr. Unsecured, 1.95%, 7/15/31	United States	1,700,000	1,341,093
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	4,700,000	3,467,310

			7,716,379

Telecommunications 1.4%
AT&T Inc., 3.50%, 6/01/41	United States	1,500,000	1,083,554
T-Mobile USA Inc., 2.875%, 2/15/31	United States	8,600,000	6,941,963

			8,025,517

Tobacco 1.1%
Imperial Brands Finance PLC,
[a] senior note, 144A, 4.25%, 7/21/25	United States	5,400,000	5,183,177
[a] senior bond, 144A, 3.875%, 7/26/29	United States	1,600,000	1,360,833

			6,544,010

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Trucking & Leasing 0.3%
a	SMBC Aviation Capital Finance DAC, 144A, 1.90%, 10/15/26	Ireland	2,000,000	$1,668,619

	Wireless Telecommunication Services 0.6%
a	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	3,700,000	3,623,717

	Total Corporate Bonds & Notes (Cost $667,209,137)			546,110,859

	Discount Note 0.3%
	U.S. Treasury Note, 0.125%, 10/15/23	United States	2,000,000	1,915,878

	Total Investments before Short Term Investments (Cost $669,202,692)			548,026,737

	Short-Term Investments 4.2%
	U.S. Government & Agency Securities (Cost $24,426,471) 4.2%
b	Federal Home Loan Bank Discount Notes, 10/3/22	United States	24,430,000	24,430,000

	Total Short-Term Investments (Cost $24,426,471)			24,430,000

	Total Investments (Cost $693,629,163) 98.9%			572,456,737
	Other Assets, less Liabilities 1.1%			6,150,730

	Net Assets 100.0%			$578,607,467

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $130,997,544, representing 22.6% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 10 Yr. Note	Short	79	$8,852,937	12/20/22	$449,204
U.S. Treasury Note 5 Yr. (CBT)	Short	53	5,697,914	12/30/22	201,415
U.S. Treasury Ultra 10 Yr. (CBT)	Short	44	5,213,313	12/20/22	334,752

Total Futures Contracts					$985,371

*As of period end.

See Note 11 regarding other derivative information.

See Abbreviations on page 223.

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Financial Highlights

Franklin Investment Grade Corporate ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020		2019	2018[b]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.99	$26.86	$26.07		$25.20		$24.34	$25.00

Income from investment operations[c]:

Net investment income[d]	0.27	0.36	0.40		0.46		0.67	0.30

Net realized and unrealized gains (losses)	(2.55)	(1.79)	0.94		1.02		0.85	(0.66)

Total from investment operations	(2.28)	(1.43)	1.34		1.48		1.52	(0.36)

Less distributions from net investment income	(0.32)	(0.44)	(0.55)		(0.61)		(0.66)	(0.30)

Net asset value, end of period	$22.39	$24.99	$26.86		$26.07		$25.20	$24.34

Total return[e]	(9.22)%	(5.44)%	5.16%		5.92%		6.38%	(1.45)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.78%	0.66%	0.78%		1.00%		2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%		0.30%		0.30%	0.30%

Net investment income	2.22%	1.34%	1.50%		1.77%		2.74%	2.11%

Supplemental data

Net assets, end of period (000’s)	$99,644	$104,939	$126,221		$28,674		$8,820	$7,302

Portfolio turnover rate[g]	30.45% [h]	48.41% [h]	11.86%	[h]	17.21%	[h]	21.21%	5.00%

aEffective August 1, 2022, Formerly, Franklin Liberty Federal Tax-Free Bond ETF was renamed Franklin Municipal Green Bond ETF.

bFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	30.45%	48.41%	11.86%	17.21%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Municipal Green Bond ETF

	Principal Amount*	Value
Municipal Bonds 98.5%
Alabama 0.3%
County of Mobile, Gomesa Projects, 4.00%, 11/01/45	400,000	$295,502

Alaska 0.2%
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	151,560

Arizona 0.9%
Arizona State University, Series B, 5.00%, 7/01/42	235,000	243,022
City of Phoenix Civic Improvement Corp., 5.00%, 7/01/44	300,000	316,117
Glendale Industrial Development Authority, 4.00%, 5/15/31	400,000	361,041

		920,180

Arkansas 0.1%
Central Arkansas Water, 4.00%, 10/01/33	100,000	101,077

California 28.6%
California Community Choice Financing Authority,
Green Bond, Series 2021B-1, VRDN, 4.00%, 2/01/52	4,000,000	3,826,262
Green Bond, VRDN, 4.00%, 10/01/52	3,000,000	2,970,411
California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	95,587	79,311
California Infrastructure & Economic Development Bank,
5.00%, 8/01/49	180,000	184,290
California Science Center Foundation, 4.00%, 5/01/46	1,230,000	1,082,334
FRN thereafter, 2.81%, 8/01/47	3,100,000	3,067,084
California Municipal Finance Authority,
4.00%, 5/15/39	3,445,000	3,174,532
Northbay Healthcare Group Obligated Group, Refunding, 5.00%, 11/01/26	790,000	815,146
California State Public Works Board, California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	915,379
City of Foster City, 4.00%, 8/01/32	115,000	117,296
City of Los Angeles, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	856,653
City of San Francisco CA Public Utilities Commission Water Revenue, Series A, 4.00%, 11/01/50	100,000	89,005
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000	111,621
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000	117,958
Los Angeles County Metropolitan Transportation Authority, 4.00%, 6/01/35	1,800,000	1,795,420
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 7/01/44	150,000	156,760
Peninsula Corridor Joint Powers Board/CA, Series 2022A, 5.00%, 6/01/38	1,000,000	1,086,508
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	101,998
Port of Los Angeles, 5.00%, 8/01/25	95,000	98,743
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	115,000	128,684
San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000	2,033,791
San Diego County Regional Airport Authority, Subordinate Bond, AMT, Series 2021B, 4.00%, 7/01/46	2,000,000	1,712,748

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
California (continued)
San Francisco Bay Area Rapid Transit District,
3.00%, 8/01/36	150,000	$130,107
4.25%, 8/01/52	1,000,000	935,186
Santa Cruz County Capital Financing Authority, 4.00%, 6/01/42	1,500,000	1,361,836
Southern California Public Power Authority, 4.00%, 7/01/38	150,000	140,765
Three Rivers Levee Improvement Authority,
4.00%, 9/01/32	100,000	93,672
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	245,364
Refunding, 4.00%, 9/01/29	250,000	243,001
Refunding, 4.00%, 9/01/31	200,000	189,162
Transbay Joint Powers Authority, 5.00%, 10/01/34 150,000		160,368
Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	500,000	464,307

		28,485,702

Colorado 2.0%
Board of Water Commissioners City & County of Denver, Series A, 5.00%, 9/15/47	150,000	156,026
Regional Transportation District, Refunding, 5.00%, 1/15/32	250,000	255,855
Sterling Ranch Community Authority Board, Refunding, Series 2020A, 3.375%, 12/01/30	25,000	21,544
University of Colorado,
5.00%, 6/01/27	150,000	161,255
Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,427,758

		2,022,438

Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority, 4.00%, 7/01/31	125,000	129,949
Hartford County Metropolitan District, Clean Water Project Revenue, Refunding, Series 2021A, 4.00%, 2/01/39	745,000	682,477

		812,426

District of Columbia 3.4%
District of Columbia, 5.50%, 2/28/37	845,000	852,464
District of Columbia Water & Sewer Authority,
Series A, 5.00%, 10/01/44	205,000	213,716
Sub Series 2019A, 4.00%, 10/01/49	570,000	506,258
Sub Series 2022B, 5.00%, 10/01/34	715,000	782,472
Washington Metropolitan Area Transit Authority Dedicated Revenue, Green Bond, Series 2021A, 4.00%, 7/15/34	1,000,000	999,268

		3,354,178

Florida 1.4%
Babcock Ranch Community Independent Special District, 4.00%, 5/01/40	840,000	717,872
City of Tampa, 5.00%, 5/01/36	135,000	143,990
County of Palm Beach FL Water & Sewer Revenue, 4.00%, 10/01/31	100,000	102,337

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Florida (continued)
Somerset Community Development District, 4.00%, 5/01/32	415,000	$384,177

		1,348,376

Georgia 1.3%
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	715,751
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	100,166
Series 2018B, Monthly, VRDN, 2.468%, 4/01/48	425,000	421,321
Private Colleges & Universities Authority, 5.00%, 9/01/48	100,000	105,305

		1,342,543

Illinois 4.0%
Illinois Finance Authority,
4.00%, 7/01/37	250,000	239,012
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	1,340,000	1,272,441
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B, 5.00%, 12/01/33	1,685,000	1,817,171
State of Illinois,
5.50%, 5/01/30	100,000	105,627
5.50%, 5/01/39	250,000	254,636
Series 2019B, 4.00%, 11/01/38	200,000	171,221
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	150,000	124,700

		3,984,808

Indiana 2.2%
Indianapolis Local Public Improvement Bond Bank,
5.00%, 1/15/27	610,000	650,423
5.00%, 7/15/27	450,000	482,486
Refunding, 5.00%, 1/01/52	1,000,000	1,062,756

		2,195,665

Kentucky 2.0%
Louisville and Jefferson County Metropolitan Sewer District, Green Bond, Refunding , Series 2022A, 4.00%, 5/15/34	2,000,000	1,988,771

Louisiana 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.90%, 11/01/44	500,000	367,516
4.50%, 11/01/47	1,000,000	760,182
Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	724,062
Terrebonne Levee & Conservation District, Series 2020B, 4.00%, 6/01/39	1,000,000	925,597
Terrebonne Levee & Conservation District Sales Tax Revenue, Series B, 4.00%, 6/01/40	100,000	91,158

		2,868,515

Maine 0.4%
City of Portland ME General Airport Revenue, 4.00%, 1/01/35	245,000	225,863
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	145,423

		371,286

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Maryland 2.9%
Maryland Community Development Administration, Series 2021C, 0.375%, 7/01/23	500,000	$488,696
Maryland Economic Development Corp., 5.25%, 6/30/47	2,000,000	2,004,793
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	352,374
Washington Suburban Sanitary Commission, 3.00%, 6/01/35	100,000	87,660

		2,933,523

Massachusetts 3.5%
Massachusetts Clean Energy Cooperative Corp., Green Bond, 2.135%, 7/01/29	1,295,000	1,086,695
Massachusetts Development Finance Agency,
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	431,043
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	453,410
Massachusetts Housing Finance Agency,
Series C-1, 2.65%, 12/01/34	100,000	82,150
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,425,572

		3,478,870

Minnesota 1.7%
City of Center City, Refunding, 4.00%, 11/01/34	125,000	117,996
City of Minneapolis MN, 3.00%, 12/01/40	100,000	80,498
Minnesota Higher Education Facilities Authority, Series A, 5.00%, 10/01/52	1,500,000	1,509,444

		1,707,938

Mississippi 0.6%
Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	389,801
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	226,332

		616,133

Missouri 0.1%
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	89,359

New Jersey 1.3%
New Jersey Educational Facilities Authority, Series A, 5.00%, 7/01/32	645,000	657,363
Newark Board of Education,
5.00%, 7/15/30	320,000	349,994
Sustainability Bonds, 5.00%, 7/15/25	250,000	260,583

		1,267,940

New Mexico 0.2%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	101,032
City of Santa Fe NM Wastewater Utility System Revenue, 5.00%, 6/01/29	100,000	108,853

		209,885

New York 10.3%
Battery Park City Authority, 5.00%, 11/01/49	100,000	105,802
Metropolitan Transportation Authority,
Climate Bond Certified, 5.00%, 11/15/32	500,000	502,840
Green Bond, Series 2021A-1, 4.00%, 11/15/45	2,000,000	1,660,535
Refunding, Series 2017B, 5.00%, 11/15/28	255,000	264,682
Series A-1-GROUP 1, 4.00%, 11/15/41	600,000	543,972

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SCHEDULE OF INVESTMENTS FRANKLIN

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New York (continued)
Series B, 5.00%, 11/15/24	150,000	$153,855
Series B-2, 4.00%, 11/15/32	215,000	214,755
New York Liberty Development Corp, 7 World Trade Center II LLC, Refunding , Sereis 2022A1, 3.00%, 9/15/43	1,000,000	734,362
New York Liberty Development Corp., Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36 .	2,000,000	1,441,580
New York Power Authority, 5.00%, 11/15/29	1,250,000	1,386,851
New York State Dormitory Authority,
5.00%, 7/01/35	100,000	113,246
Refunding, 3.00%, 10/01/33	100,000	86,766
New York State Housing Finance Agency,
Series N, 2.60%, 11/01/34	100,000	80,186
Series P, 2.00%, 5/01/28	100,000	89,762
Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000	1,394,890
New York Transportation Development Corp., AMT, Refunding, 5.00%, 12/01/30	100,000	102,011
Trust for Cultural Resources of The City of New York, 5.00%, 7/01/31	520,000	566,383
Western Nassau County Water Authority, Green Bonds, Series 2021A, 4.00%, 4/01/40	900,000	810,063

		10,252,541

North Carolina 0.1%
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	97,939

Ohio 4.6%
American Municipal Power, Inc.,
4.00%, 2/15/41	1,380,000	1,208,783
5.00%, 2/15/29	100,000	108,076
Ohio State University, 5.00%, 12/01/23	3,000,000	3,065,313
State of Ohio,
Series A, 4.00%, 3/01/30	100,000	103,914
Series B, 4.00%, 3/01/24	50,000	50,623

		4,536,709

Oregon 2.2%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	500,000	374,657
Port of Portland OR Airport Revenue, AMT, Series 2021-27A, 4.00%, 7/01/50	2,000,000	1,678,736
Series 2020-27A, 5.00%, 7/01/36	150,000	152,865

		2,206,258

Pennsylvania 1.9%
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	110,932
School District of Philadelphia,
Green Bond, Series 2019B, 5.00%, 9/01/29	1,600,000	1,687,284
Series B, 5.00%, 9/01/31	100,000	105,870

		1,904,086

Puerto Rico 0.8%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	195,846
Series 2007CC, 5.50%, 7/01/28	550,000	561,908

		757,754

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Rhode Island 0.2%
Rhode Island Housing and Mortgage Finance Corp., 2.75%, 10/01/34	150,000	$124,935
Rhode Island Infrastructure Bank, Series A, 4.00%, 10/01/27	50,000	51,237

		176,172

South Dakota 0.7%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	719,834

Tennessee 1.2%
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	110,304
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste
Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,121,239

		1,231,543

Texas 1.0%
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	92,386
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	953,013

		1,045,399

Utah 5.0%
Central Valley Water Reclamation Facility, Series C, 4.00%, 3/01/47	1,255,000	1,105,752
City of Spanish Fork, 5.00%, 9/01/26	175,000	185,230
Intermountain Power Agency, Series A, 5.00%, 7/01/43	3,000,000	3,162,163
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	460,066
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	95,328

		5,008,539

Vermont 0.7%
City of Burlington, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	546,545
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/38	195,000	195,073

		741,618

Virginia 2.9%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	965,745
City of Hampton, 4.00%, 9/01/31	100,000	104,038
5.00%, 9/01/27	50,000	54,095
Fairfax County Economic Development Authority, County of Fairfax, 4.00%, 10/01/37	1,630,000	1,583,336
Northern Virginia Transportation Commission, 5.00%, 6/01/28	190,000	206,930

		2,914,144

Washington 1.4%
Central Puget Sound Regional Transit Authority,
Series S-1, 5.00%, 11/01/27	50,000	52,667
Series S-1, 5.00%, 11/01/32	100,000	105,334
FYI Properties, 5.00%, 6/01/24	135,000	138,569

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Washington (continued)
Washington Health Care Facilities Authority, 5.00%, 12/01/32	250,000	$259,557
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	980,892	833,086

		1,389,213

Wisconsin 4.7%
Milwaukee Metropolitan Sewerage District, Series A, 3.00%, 10/01/35	100,000	84,646
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	2,500,000	1,791,797
VRDN, 3.50%, 12/01/50	200,000	155,361
University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	3,000,000	2,618,713

		4,650,517

Total Investments (Cost $112,966,243) 98.5%		98,178,941
Other Assets, less Liabilities 1.5%		1,465,269

Net Assets 100.0%		$99,644,210

*The principal amount is stated in U.S. dollars unless otherwise indicated.

See Abbreviations on page 223.

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Financial Highlights

Franklin Senior Loan ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019[b]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.70	$24.83	$22.85	$24.85	$25.00

Income from investment operations[c]:

Net investment income[d]	0.59	0.91	0.70	0.99	0.81

Net realized and unrealized gains (losses)	(1.58)	(0.23)	1.99	(1.90)	(0.21)

Total from investment operations	(0.99)	0.68	2.69	(0.91)	0.60

Less distributions from net investment income	(0.58)	(0.81)	(0.71)	(1.09)	(0.75)

Net asset value, end of period	$23.13	$24.70	$24.83	$22.85	$24.85

Total return[e]	(4.07)%	2.76%	11.91%	(3.92)%	2.44%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.46%	0.58%	0.92%	0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.46%	0.45%	0.45%	0.45%	0.45%

Net investment income	4.91%	3.72%	2.88%	4.02%	3.90%

Supplemental data

Net assets, end of period (000’s)	$218,625	$292,722	$201,101	$54,833	$57,165

Portfolio turnover rate[g]	18.43%[h]	35.67%[h]	45.87%[h]	51.48%[h]	10.62%

aEffective August 1, 2022, Formerly, Franklin Liberty Senior Loan ETF was renamed Franklin Senior Loan ETF.

bFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	18.43%	35.67%	45.87%	51.48%

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Schedule of Investments, September 30, 2022 (unaudited)

Franklin Seenior Loan ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 3.0%
	Airlines 0.3%
a	Air Canada, 144A, 3.875%, 8/15/26	Canada	400,000	$344,000
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%, 10/20/25	United States	250,000	242,814
a	United Airlines Inc., 144A, 4.375%, 4/15/26	United States	140,000	125,194

				712,008

	Chemicals 0.3%
a	ASP Unifrax Holdings Inc., 144A, 5.25%, 9/30/28	United States	419,400	323,041
a	SCIH Salt Holdings Inc., 144A, 4.875%, 5/01/28	United States	500,000	413,847

				736,888

	Commercial Services & Supplies 0.1%
a	MPH Acquisition Holdings LLC, 144A, 5.50%, 9/01/28	United States	213,000	176,125

	Communications Equipment 0.1%
a	CommScope Inc., 144A, 4.75%, 9/01/29	United States	288,500	235,863

	Construction Materials 0.1%
a	Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	324,383

	Containers & Packaging 0.2%
a	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, senior secured note, 144A, 4.00%, 10/15/27	United States	400,000	336,159

	Diversified Financial Services 0.4%
a	Altice France SA, 144A, 5.125%, 7/15/29	France	500,000	374,735
a	Jane Street Group / JSG Finance Inc., 144A, 4.50%, 11/15/29	United States	300,000	258,421
a	Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31 .	United Kingdom	210,000	159,600

				792,756

	Electric 0.3%
a	Calpine Corp., first lien, 144A, 4.50%, 2/15/28	United States	800,000	706,544

	Environmental Control 0.1%
a	GFL Environmental Inc., 144A, 3.50%, 9/01/28	Canada	200,000	169,000

	Media 0.4%
a	Diamond Sports Group LLC / Diamond Sports Finance Co., secured note, 144A, 5.375%, 8/15/26	United States	1,210,000	242,363
a	Directv Financing LLC / Directv Financing Co-Obligor Inc., 144A, 5.875%, 8/15/27	United States	750,000	648,281
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	44,444	42,262

				932,906

	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy Inc., 4.625%, 10/15/28	United States	150,000	137,953
a	Weatherford International Ltd., 144A, 6.50%, 9/15/28	United States	44,600	40,202

				178,155

	Packaging & Containers 0.2%
a	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., 144A, 4.125%, 8/15/26	United States	500,000	416,908

	Pharmaceuticals 0.3%
a,b	Endo Luxembourg Finance Co. I Sarl / Endo US Inc., 144A, 6.125%, 4/01/29	United States	925,000	731,625

	Specialty Retail 0.1%
a	Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	135,410

	Total Corporate Bonds & Notes (Cost $8,149,970)			6,584,730

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests 88.1%
	Aerospace & Defense 2.6%
	Dynasty Acquisition Co. Inc.,
	FRN thereafter, 2020 Term Loan B1, 6.615%, 4/06/26	United States	769,377	$712,555
	FRN thereafter, 2020 CAD Term Loan B2, 6.615%, 4/06/26	United States	413,643	383,094
	Madison IAQ LLC, FRN thereafter, Term Loan, 6.815%, 6/21/28	United States	2,025,446	1,876,788
	Peraton Corp., FRN thereafter, Term Loan B, 6.865%, 2/01/28	United States	2,939,239	2,793,379

				5,765,816

	Air Freight & Logistics 1.3%
	First Student Bidco Inc.,
	FRN thereafter, Term Loan C, 6.642%, 7/21/28	United States	324,319	301,060
	FRN thereafter, Term Loan B, 6.642%, 7/21/28	United States	872,021	809,484
	Kenan Advantage Group Inc., FRN thereafter, 2021 Term Loan B1, 6.865%, 3/24/26	United States	1,758,365	1,667,159

				2,777,703

	Airlines 4.0%
	Air Canada, FRN thereafter, 2021 Term Loan B, 6.421%, 8/11/28	Canada	1,955,291	1,864,340
	American Airlines Inc.,
	FRN thereafter, 2018 Term Loan B, 4.83%, 6/27/25	United States	2,408,046	2,341,078
	FRN thereafter, 2021 Term Loan, 7.46%, 4/20/28	United States	1,024,129	994,942
	Kestrel Bidco Inc., FRN thereafter, Term Loan B, 5.993%, 12/11/26	Canada	1,253,084	1,110,702
	United Airlines Inc., FRN thereafter, 2021 Term Loan B, 6.533%, 4/21/28	United States	2,476,815	2,374,474

				8,685,536

	Auto Components 0.8%
	Clarios Global LP, FRN thereafter, 2021 USD Term Loan B, 6.365%, 4/30/26	United States	1,755,327	1,665,735

	Auto Parts & Equipment 2.3%
	DexKo Global Inc.,
	FRN thereafter, 6.865%, 10/04/28	United States	159,600	147,181
	FRN thereafter, 7.424%, 10/04/28	United States	836,136	771,072
	First Brands Group LLC, FRN thereafter, 2021 Term Loan, 8.369%, 3/30/27 .	United States	2,323,249	2,241,354
	Truck Hero Inc., FRN thereafter, 2021 Term Loan B, 6.615%, 1/31/28	United States	2,076,918	1,822,351

				4,981,958

	Automobile Manufacturers 0.8%
	American Trailer World Corp., FRN thereafter, Term Loan B, 6.784%, 3/03/28	United States	1,884,928	1,722,353

	Building Products 1.3%
	Allied Universal Holdco LLC, FRN thereafter, 2021 USD Incremental Term Loan B, 6.784%, 5/12/28	United States	1,758,136	1,550,456
	Solis IV BV, FRN thereafter, USD Term Loan B1, 6.34%, 2/26/29	Netherlands	598,500	495,558
	White Cap Buyer LLC, FRN thereafter, Term Loan B, 6.784% to , FRN thereafter, 10/19/27	United States	976,805	916,101

				2,962,115

	Capital Markets 1.8%
	Citadel Securities LP, FRN thereafter, 2021 Term Loan B, 5.649%, 2/02/28	United States	1,428,250	1,390,830
	Edelman Financial Center LLC, FRN thereafter, 2021 Term Loan B, 6.615%, 4/07/28	United States	1,281,824	1,179,817
	Jane Street Group LLC, FRN thereafter, 2021 Term Loan, 5.865%, 1/26/28 .	United States	1,420,544	1,365,348

				3,935,995

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Casinos & Gaming 1.9%
	Scientific Games Holdings LP, FRN thereafter, 2022 USD Term Loan B, 5.617%, 4/04/29	United States	1,483,426	$1,377,731
	Scientific Games International Inc., FRN thereafter, 2022 USD Term Loan, 5.906%, 4/14/29	United States	1,312,988	1,278,851
	Twin River Worldwide Holdings Inc., FRN thereafter, 2021 Term Loan B, 5.935%, 10/02/28	United States	1,784,510	1,616,588

				4,273,170

	Chemicals 3.4%
	Hexion Holdings Corporation, 2022 USD Term Loan, TBD, 7.413%, 3/15/29 .	United States	1,596,000	1,369,368
	INEOS Styrolution US Holding LLC, FRN thereafter, 5.865%, 1/29/26	United States	1,707,613	1,597,335
	LSF11 A5 Holdco LLC, FRN thereafter, Term Loan, 6.649%, 10/15/28	United States	1,561,664	1,455,276
	PMHC II Inc., 2022 Term Loan B, TBD, 6.977%, 4/23/29	United States	1,800,000	1,460,817
	SCIH Salt Holdings Inc., FRN thereafter, 2021 Incremental Term Loan B, 6.806%, 3/16/27	United States	1,593,116	1,483,589

				7,366,385

	Commercial Services & Supplies 3.8%
	Amentum Government Services Holdings LLC, FRN thereafter, 2022 Term Loan, 7.206%, 2/15/29	United States	2,628,810	2,517,085
	APX Group Inc., FRN thereafter, 2021 Term Loan B, 8.50%, 7/10/28	United States	990,479	939,009
	KUEHG Corp., FRN thereafter, 2018 Incremental Term Loan, 6.865%, 2/21/25	United States	1,078,649	1,022,020
	MPH Acquisition Holdings LLC, FRN thereafter, 2021 Term Loan B, 7.32%, 9/01/28	United States	497,488	461,188
	PECF USS Intermediate Holding III Corporation, FRN thereafter, Term Loan B, 7.365%, 12/15/28	United States	1,829,124	1,566,947
	Spin Holdco Inc., FRN thereafter, 2021 Term Loan, 7.144%, 3/04/28	United States	2,163,962	1,906,992

				8,413,241

	Communications Equipment 0.4%
	CommScope Inc., FRN thereafter, 2019 Term Loan B, 6.365%, 4/06/26	United States	969,996	898,459

	Computer & Electronics Retail 1.5%
	McAfee LLC, 2022 USD Term Loan B, TBD, 6.362%, 3/01/29	United States	1,750,452	1,601,348
	Vision Solutions Inc., FRN thereafter, 2021 Incremental Term Loan, 6.783%, 4/24/28	United States	1,889,907	1,669,422

				3,270,770

	Construction Materials 0.9%
	Cornerstone Building Brands Inc., FRN thereafter, 2021 Term Loan B, 6.068%, 4/12/28	United States	1,381,685	1,142,916
	Quikrete Holdings, Inc., FRN thereafter, 2021 Term Loan B1, 6.115%, 6/11/28	United States	796,000	767,865

				1,910,781

	Consumer Finance 0.1%
d	Stars Group Holdings BV (The), 2022 USD Term Loan B, TBD, 6.292%, 9/16/28	Netherlands	169,492	165,731

	Containers & Packaging 2.8%
	BWAY Holding Company, FRN thereafter, 2017 Term Loan B, 5.814%, 4/03/24	United States	1,502,296	1,405,593
	Charter NEX US Inc., FRN thereafter, 2021 Term Loan, 6.556%, 12/01/27	United States	1,661,104	1,580,516
	Klockner-Pentaplast of America Inc., FRN thereafter, 2021 Term Loan B, 8.259%, 2/12/26	Luxembourg	1,981,657	1,699,271

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Containers & Packaging (continued)
	Reynolds Group Holdings Inc., FRN thereafter, 2021 Term Loan B, 6.615%, 9/24/28	United States	1,489,470	$1,431,984

				6,117,364

	Diversified Banks 0.7%
	AqGen Island Holdings Inc., FRN thereafter, Term Loan, 7.188%, 8/02/28	United States	1,594,550	1,455,027

	Diversified Financial Services 0.9%
	Asurion LLC,
	FRN thereafter, 2020 Term Loan B8, 6.365% to , FRN thereafter, 12/23/26	United States	586,570	498,954
	FRN thereafter, 2021 Second Lien Term Loan B4, 8.365%, 1/20/29	United States	1,697,666	1,307,203
	Citadel Securities LP, 2022 Incremental Term Loan B, 6.149%, 2/02/28	United States	200,000	198,250

				2,004,407

	Diversified Telecommunication Services 0.8%
	Altice France SA, FRN thereafter, 2018 Term Loan B13, 6.905% to , FRN thereafter, 8/14/26	France	1,176,571	1,070,679
	Zayo Group Holdings Inc., FRN thereafter, USD Term Loan, 6.115%, 3/09/27	United States	708,194	595,241

				1,665,920

	Electronic Equipment & Instruments 0.6%
	Magenta Buyer LLC, FRN thereafter, 2021 USD 1st Lien Term Loan, 7.87%, 7/27/28	United States	1,395,128	1,263,986

	Food Products 0.5%
	Triton Water Holdings Inc, FRN thereafter, Term Loan, 7.174%, 3/31/28	United States	1,116,705	1,007,670

	Health Care Providers & Services 8.1%
	ADMI Corp.,
	FRN thereafter, 2021 Term Loan B2, 6.49%, 12/23/27	United States	1,456,624	1,289,119
	FRN thereafter, 2021 Incremental Term Loan B3, 6.865%, 12/23/27	United States	659,100	588,246
	Charlotte Buyer Inc., FRN thereafter, 1st Lien Term Loan, 7.98% to , SOFR CME + 5.250%, 2/11/28	United States	376,344	353,763
	CHG Healthcare Services Inc., FRN thereafter, 6.924%, 9/29/28	United States	1,402,997	1,350,819
	Gainwell Acquisition Corp., FRN thereafter, Term Loan B, 7.674%, 10/01/27	United States	2,892,718	2,763,992
	ICON Luxembourg SARL, FRN thereafter, LUX Term Loan, 5.938%, 7/03/28	Luxembourg	1,266,213	1,240,496
	Medical Solutions Holdings Inc.,
	FRN thereafter, 2021 Delayed Draw Term Loan, 3.50%, 11/01/28	United States	260,431	248,581
	FRN thereafter, 2021 1st Lien Term Loan, 6.377%, 11/01/28	United States	1,618,729	1,545,077
	Medline Borrower LP, FRN thereafter, USD Term Loan B, 6.365%, 10/23/28	United States	1,347,943	1,242,002
	National Mentor Holdings Inc.,
	FRN thereafter, 2021 Term Loan, 6.87%, 3/02/28	United States	800,854	577,116
	FRN thereafter, 2021 Term Loan C, 7.424%, 3/02/28	United States	29,688	21,394
	Phoenix Guarantor Inc., FRN thereafter, 2021 Term Loan B3, 6.615%, 3/05/26	United States	1,184,867	1,128,853
	PRA Health Sciences Inc., FRN thereafter, US Term Loan, 5.892%, 7/03/28	United States	315,478	309,070
	Radiology Partners Inc., FRN thereafter, 2018 1st Lien Term Loan B, 7.302%, 7/09/25	United States	1,124,138	952,145
	Team Health Holdings Inc., FRN thereafter, 1st Lien Term Loan, 5.865%, 2/06/24	United States	1,308,131	1,201,846
	U.S. Anesthesia Partners Inc., FRN thereafter, 2021 Term Loan, 6.814%, 10/01/28	United States	1,337,713	1,260,320

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Health Care Providers & Services (continued)
	U.S. Radiology Specialists Inc., FRN thereafter, 2020 Term Loan, 8.924%, 12/15/27	United States	1,281,644	$1,134,255
	U.S. Renal Care Inc., FRN thereafter, 2019 Term Loan B, 8.115%, 6/26/26	United States	819,748	595,723

				17,802,817

	Health Care Services 1.0%
	MedAssets Software Intermediate Holdings Inc., FRN thereafter, 2021 Term Loan, 7.115%, 12/18/28	United States	2,306,881	2,128,098

	Home Furnishings 0.4%
	AI Aqua Merger Sub Inc., FRN thereafter, 2021 1st Lien Term Loan B, 6.346%, 7/31/28	United States	922,688	859,543

	Hotels Restaurants & Leisure 1.7%
	Caesars Resort Collection LLC, FRN thereafter, 2017 1st Lien Term Loan B, 5.865%, 12/23/24	United States	892,605	873,543
	FRN thereafter, 2020 Term Loan B1, 6.615%, 7/21/25	United States	636,282	628,421
	Fertitta Entertainment LLC, 2022 Term Loan B, TBD, 7.034%, 1/27/29	United States	1,056,295	982,904
	Hilton Grand Vacations Borrower LLC, FRN thereafter, 2021 Term Loan B, 6.115%, 8/02/28	United States	1,361,076	1,320,033

				3,804,901

	Insurance 2.0%
	Acrisure LLC, FRN thereafter, 2020 Term Loan B, 6.615%, 2/15/27	United States	1,120,477	1,027,567
	FRN thereafter, 2021 First Lien Term Loan B, 7.365%, 2/15/27	United States	242,919	228,952
	Alliant Holdings Intermediate LLC, FRN thereafter, 2021 Term Loan B4, 6.493%, 11/06/27	United States	1,052,528	999,901
	AssuredPartners Inc., FRN thereafter, 2020 Term Loan B, 6.615%, 2/12/27 .	United States	1,459,784	1,384,970
	Asurion LLC, FRN thereafter, 2022 Term Loan B10, 7.134%, 8/19/28	United States	300,000	256,688
	Sedgwick Claims Management Services Inc., FRN thereafter, 2019 Term Loan B, 6.865%, 9/03/26	United States	397,943	381,154

				4,279,232

	Interactive Media & Services 1.2%
	Arches Buyer Inc., FRN thereafter, 2021 Term Loan B, 6.365%, 12/06/27	United States	1,582,843	1,430,004
	Hunter Holdco 3 Limited, FRN thereafter, USD Term Loan B, 7.924%, 8/19/28	United States	1,195,153	1,132,407

				2,562,411

	Internet Services & Infrastructure 0.8%
	MH Sub I LLC,
	FRN thereafter, 2020 Incremental Term Loan, 6.274%, 9/13/24	United States	1,324,794	1,265,841
	FRN thereafter, 2017 1st Lien Term Loan, 6.871%, 9/13/24	United States	490,139	468,503

				1,734,344

	IT Services 3.8%
	Deerfield Dakota Holding LLC, FRN thereafter, 2020 USD Term Loan B, 6.797%, 4/09/27	United States	2,863,205	2,708,119
	Dun and Bradstreet Corp., FRN thereafter, Term Loan, 6.33%, 2/06/26	United States	955,380	925,883
	Sedgwick Claims Management Services Inc., FRN thereafter, 2018 Term Loan B, 6.365%, 12/31/25	United States	1,164,153	1,105,462
	Verscend Holding Corp., FRN thereafter, 2021 Term Loan B, 7.115%, 8/27/25	United States	3,683,054	3,581,770

				8,321,234

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Leisure Equipment & Products 0.8%
	Playtika Holding Corp., FRN thereafter, 2021 Term Loan, 5.865%, 3/13/28	United States	1,094,445	$1,051,104
	Varsity Brands Inc., FRN thereafter, 2017 Term Loan B, 6.615%, 12/15/24	United States	794,529	743,382

				1,794,486

	Machinery 0.7%
	Vertical US Newco Inc., FRN thereafter, Term Loan B, 6.871%, 7/30/27	Germany	1,708,929	1,641,999

	Media 7.4%
	AMC Entertainment Holdings Inc., FRN thereafter, 2019 Term Loan B, 5.756%, 4/22/26	United States	246,173	193,617
	Cengage Learning Inc., FRN thereafter, 2021 Term Loan B, 7.814%, 7/14/26	United States	1,917,642	1,741,161
	Clear Channel Outdoor Holdings Inc., FRN thereafter, Term Loan B, 6.306%, 8/21/26	United States	2,227,795	1,996,662
	CSC Holdings LLC, FRN thereafter, 2017 Term Loan B1, 5.068%, 7/17/25	United States	2,378,344	2,275,789
	Diamond Sports Group LLC,
	FRN thereafter, 2022 2nd Lien Term Loan, 5.946%, 8/24/26	United States	927,099	185,086
	[d] , 2022 First Priority Term Loan, TBD, 10.696%, 5/26/26	United States	0	0
	Gray Television Inc., FRN thereafter, 2021 Term Loan D, 5.564%, 12/01/28	United States	1,092,496	1,063,720
	McGraw-Hill Global Education Holdings LLC, FRN thereafter, 2021 Term Loan, 8.315%, 7/28/28	United States	1,590,144	1,470,390
e	Nexstar Broadcasting Inc., FRN thereafter, 2019 Term Loan B4, 5.615%, 9/18/26	United States	982,039	970,991
	Radiate Holdco LLC, FRN thereafter, 2021 Term Loan B, 6.365%, 9/25/26	United States	2,064,036	1,914,403
	Univision Communications Inc.,
	FRN thereafter, 2021 First Lien Term Loan B, 6.365%, 3/15/26	United States	1,657,301	1,576,765
	FRN thereafter, 2022 Term Loan B, 6.365%, 1/31/29	United States	639,179	613,011
	Virgin Media Bristol LLC, FRN thereafter, 2020 USD Term Loan Q, 6.068%, 1/31/29	United States	1,670,000	1,620,944
	William Morris Endeavor Entertainment LLC and IMG LLC, FRN thereafter, 2018 1st Lien Term Loan, 5.867% to , FRN thereafter, 5/18/25	United States	639,670	612,084

				16,234,623

	Office Services & Supplies 1.1%
	Prime Security Services Borrower LLC, FRN thereafter, 2021 Term Loan, 5.303%, 9/23/26	United States	2,437,895	2,366,855

	Personal Products 1.5%
	Conair Holdings LLC, FRN thereafter, Term Loan B, 7.424%, 5/17/28	United States	1,655,512	1,404,081
	Sunshine Luxembourg VII SARL, FRN thereafter, 2021 Term Loan B3, 7.424%, 10/01/26	Luxembourg	2,025,795	1,890,188

				3,294,269

	Pharmaceuticals 4.3%
	Bausch Health Companies Inc., FRN thereafter, 2022 Term Loan B, 8.098%, 2/01/27	Canada	1,018,215	786,495
	eResearchTechnology Inc., FRN thereafter, 2020 1st Lien Term Loan, 7.615%, 2/04/27	United States	3,165,976	2,961,881
	Grifols Worldwide Operations USA, Inc., FRN thereafter, USD 2019 Term Loan B, 5.115%, 11/15/27	United States	800,000	761,168
	Jazz Financing Lux S.a.r.l., FRN thereafter, USD Term Loan, 6.615%, 5/05/28	United States	1,977,465	1,915,135
	Organon & Co., FRN thereafter, USD Term Loan, 6.188%, 6/02/28	United States	1,408,272	1,380,107

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Pharmaceuticals (continued)
	Parexel International Corporation, FRN thereafter, 2021 1st Lien Term Loan, 6.365%, 11/15/28	United States	1,585,581	$1,516,711

				9,321,497

	Real Estate Management & Development 0.6%
	Cushman & Wakefield U.S. Borrower LLC, FRN thereafter, 2020 Term Loan B, 5.865%, 8/21/25	United States	1,394,030	1,335,780

	Retail REITs 1.3%
	Great Outdoors Group LLC, FRN thereafter, 2021 Term Loan B1, 6.865%, 3/06/28	United States	1,969,536	1,826,745
	Petco Health and Wellness Company Inc., FRN thereafter, 2021 Term Loan B, 6.924%, 3/03/28	United States	795,960	753,802
	Restoration Hardware Inc., FRN thereafter, Term Loan B, 5.615%, 10/20/28 .	United States	409,566	364,053

				2,944,600

	Semiconductor Equipment 0.3%
	MKS Instruments, Inc., FRN thereafter, 2022 USD Term Loan B, 5.868%, 8/17/29	United States	600,000	587,100

	Soft Drinks 0.4%
	Naked Juice LLC, FRN thereafter, Term Loan, 6.903%, 1/24/29	United States	959,201	883,530

	Software 13.2%
	Athenahealth Inc., [d] , 2022 Delayed Draw Term Loan, TBD, 3.50%, 2/15/29	United States	449,275	403,674
	[d] , 2022 Term Loan B, TBD, 6.576%, 2/15/29	United States	2,644,098	2,375,722
	CDK Global Inc., FRN thereafter, 2022 USD Term Loan B, 6.61%, 7/06/29	United Kingdom	257,143	248,319
	Cloudera Inc., FRN thereafter, 2021 Term Loan, 6.865%, 10/08/28	United States	1,424,920	1,257,492
	FRN thereafter, 2021 Second Lien Term Loan, 9.115%, 10/08/29	United States	303,306	257,810
	Cornerstone OnDemand Inc., FRN thereafter, 2021 Term Loan, 6.865%, 10/16/28	United States	1,100,494	929,917
	DCert Buyer Inc., FRN thereafter, 2019 Term Loan B, 6.903%, 10/16/26	United States	2,672,918	2,557,462
	FRN thereafter, 2021 2nd Lien Term Loan, 9.903%, 2/19/29	United States	1,000,000	937,500
	Epicor Software Corporation, FRN thereafter, 2020 Term Loan, 6.365%, 7/30/27	United States	1,703,446	1,600,975
	Finastra USA Inc., FRN thereafter, USD 1st Lien Term Loan, 6.871%, 6/13/24	United States	1,537,786	1,342,487
	GoTo Group Inc., FRN thereafter, Term Loan B, 7.802%, 8/31/27	United States	1,872,648	1,308,868
	Hyland Software Inc., FRN thereafter, 2018 1st Lien Term Loan, 6.615%, 7/01/24	United States	2,791,538	2,710,416
	FRN thereafter, 2021 2nd Lien Term Loan, 9.365%, 7/07/25	United States	30,303	29,899
	Idera Inc., FRN thereafter, 2021 Term Loan, 6.32%, 3/02/28	United States	1,237,290	1,152,740
	Ivanti Software Inc., FRN thereafter, 2021 Add On Term Loan B, 7.144%, 12/01/27	United States	139,297	109,139
	FRN thereafter, 2021 Term Loan B, 7.332%, 12/01/27	United States	1,288,027	1,009,627
	Mitchell International Inc., FRN thereafter, 2021 Term Loan B, 6.734%, 10/15/28	United States	1,585,035	1,440,797
	Navicure Inc., FRN thereafter, 2019 Term Loan B, 7.115%, 10/22/26	United States	3,183,007	3,059,665
	Polaris Newco LLC, FRN thereafter, USD Term Loan B, 7.674%, 6/02/28	United States	2,787,803	2,579,889
	Quest Software US Holdings Inc., FRN thereafter, 2022 Term Loan, 6.977%, 2/01/29	United States	600,000	447,000
	Sovos Compliance LLC, FRN thereafter, 2021 Delayed Draw Term Loan, 4.15%, 8/11/28	United States	257,088	245,776

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Software (continued)
	FRN thereafter, 2021 Term Loan, 7.615%, 8/11/28	United States	1,481,824	$1,416,623
	Ultimate Software Group Inc. (The), FRN thereafter, 2021 Term Loan, 5.535%, 5/04/26	United States	659,792	629,554
	FRN thereafter, Term Loan B, 6.865%, 5/04/26	United States	297,698	284,674
	FRN thereafter, 2021 2nd Lien Term Loan, 7.535%, 5/03/27	United States	570,096	542,068

				28,878,093

	Specialty Retail 2.2%
	Michaels Companies Inc., FRN thereafter, 2021 Term Loan B, 7.924%, 4/15/28	United States	1,690,351	1,369,184
	PetSmart Inc., FRN thereafter, 2021 Term Loan B, 6.87%, 2/11/28	United States	1,326,374	1,259,783
	SRS Distribution Inc.,
	FRN thereafter, 2022 Incremental Term Loan, 6.177%, 6/02/28	United States	79,148	72,954
	FRN thereafter, 2021 Term Loan B, 6.306%, 6/02/28	United States	372,824	345,096
	Staples Inc., FRN thereafter, 7 Year Term Loan, 7.782%, 4/16/26	United States	2,137,260	1,884,572

				4,931,589

	Technology Hardware, Storage & Peripherals 1.5%
	Greeneden U.S. Holdings II LLC, FRN thereafter, 2020 USD Term Loan B4, 7.115%, 12/01/27	United States	3,354,160	3,202,921

	Wireless Telecommunication Services 0.6%
	CCI Buyer Inc., FRN thereafter, Term Loan, 7.553%, 12/17/27	United States	1,487,663	1,406,213

	Total Floating Rate Loans (Cost $207,932,029)			192,626,257

	Asset-Backed Securities 0.9%
a,f	BlueMountain CLO Ltd., FRN thereafter, C, Series 2018-3A, C, 144A, 4.983%, 10/25/30	United States	1,000,000	933,582
a,f	LCM XVIII LP, FRN thereafter, CR, Series 2018-A, CR, 144A, 4.56%, 4/20/31	United States	1,000,000	935,400

	Total Asset-Backed Securities (Cost $1,996,875)			1,868,982

	Total Investments before Short Term Investments (Cost $218,078,874)			201,079,969

	Short-Term Investments 7.3%
	U.S. Government & Agency Securities (Cost $16,037,683) 7.3%
g	Federal Home Loan Bank Discount Notes, 10/3/22	United States	16,040,000	16,040,000

	Total Short-Term Investments (Cost $16,037,683)			16,040,000

	Total Investments (Cost $234,116,557) 99.3%			217,119,969
	Other Assets, less Liabilities 0.7%			1,505,247

	Net Assets 100.0%			$218,625,216

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $8,315,759, representing 3.8% of net assets.

bSee Note 10 regarding defaulted securities.

cThe coupon rate shown represents the rate at period end.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eA portion or all of the security purchased on a delayed delivery basis.

fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

gThe security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 223.

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Consolidated Financial Highlights

Franklin Systematic Style Premia ETFa

	Six Months Ended September 30, 2022 (unaudited)		Year Ended March 31,
			2022	2021	2020[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.25		$19.55	$23.16	$25.00

Income from investment operations[c]:

Net investment income[d]	0.11		0.14	0.23	0.11

Net realized and unrealized gains (losses)	0.13		1.82	(2.25)	(1.94)

Total from investment operations	0.24		1.96	(2.02)	(1.83)

Less distributions from:

Net investment income	—		(0.26)	(0.05)	(0.01)

Net realized gains	—		—	(1.54)	—

Total Distributions	—		(0.26)	(1.59)	(0.01)

Net asset value, end of period	$21.49		$21.25	$19.55	$23.16

Total return[e]	1.13%		10.09%	(8.70)%	(7.34)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.70%		0.73%	1.14%	1.15%

Expenses net of waiver and payments by affiliates	0.65%		0.63%	0.65%	0.65%

Net investment income	1.00%		0.69%	1.08%	1.67%

Supplemental data

Net assets, end of period (000’s)	$100,987		$55,258	$46,927	$50,948

Portfolio turnover rate[g]	91.58%	[h]	189.89% [h]	171.16% [h]	60.95% [h]

aEffective August 1, 2022, Formerly, Franklin Liberty Systematic Style Premia ETF was renamed Franklin Systematic Style Premia ETF.

bFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	91.58%	189.89%	171.16%	60.95%

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Consolidated Schedule of Investments, September 30, 2022 (unaudited)

Franklin Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 50.9%
	Aerospace & Defense 0.6%
	BAE Systems PLC	United Kingdom	24,349	$214,674
	General Dynamics Corp.	United States	1,576	334,380
	Thales SA	France	812	89,888

				638,942

	Air Freight & Logistics 0.2%
	C.H. Robinson Worldwide Inc.	United States	997	96,021
	Expeditors International of Washington Inc.	United States	1,086	95,905

				191,926

	Airlines 0.0%†
a	Singapore Airlines Ltd.	Singapore	10,400	36,964

	Automobiles 0.2%
	Stellantis NV	United States	16,856	202,647

	Banks 1.2%
	Banco Bilbao Vizcaya Argentaria SA	Spain	51,668	233,874
	Banco Santander SA	Spain	112,919	265,214
	Mitsubishi UFJ Financial Group Inc.	Japan	75,379	339,282
	NatWest Group PLC	United Kingdom	40,419	101,926
	Societe Generale SA	France	6,078	121,557
	Standard Chartered PLC	United Kingdom	19,765	125,057

				1,186,910

	Beverages 0.1%
	Kirin Holdings Co. Ltd.	Japan	4,200	64,620

	Biotechnology 3.3%
	AbbVie Inc.	United States	5,710	766,339
	Amgen Inc.	United States	2,379	536,227
	Gilead Sciences Inc.	United States	9,371	578,097
a	Moderna Inc.	United States	2,668	315,491
a	Regeneron Pharmaceuticals Inc.	United States	857	590,361
a	Vertex Pharmaceuticals Inc.	United States	1,981	573,579

				3,360,094

	Building Products 0.4%
	AGC Inc.	Japan	1,500	46,530
	Carlisle Companies Inc.	United States	398	111,603
	Compagnie de Saint-Gobain	France	3,859	140,066
	Owens Corning	United States	737	57,936

				356,135

	Capital Markets 1.9%
	3i Group PLC	United Kingdom	7,623	93,009
	Ameriprise Financial Inc.	United States	848	213,654
	Australian Stock Exchange Ltd.	Australia	1,471	67,869
	Blackstone Inc.	United States	5,240	438,588
	Carlyle Group Inc.	United States	1,533	39,613
	Deutsche Boerse AG	Germany	1,467	241,800
	FactSet Research Systems Inc.	United States	293	117,232
	LPL Financial Holdings Inc.	United States	620	135,458
	Raymond James Financial Inc.	United States	1,494	147,637
	Singapore Exchange Ltd.	Singapore	6,300	41,535
	UBS Group AG	Switzerland	26,695	392,593

				1,928,988

	Chemicals 1.7%
	Albemarle Corp.	United States	845	223,452
	CF Industries Holdings Inc.	United States	1,692	162,855

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Chemicals (continued)
	Corteva Inc.	United States	5,670	$324,041
	Dow Inc.	United States	4,893	214,949
	ICL Group Ltd.	Israel	5,635	45,624
	LyondellBasell Industries NV, A	United States	2,012	151,463
	Mosaic Co.	United States	3,022	146,053
	Nitto Denko Corp.	Japan	1,100	59,505
	Nutrien Ltd.	Canada	4,500	377,279

				1,705,221

	Communications Equipment 0.1%
	Nokia OYJ	Finland	34,154	147,905

	Construction & Engineering 0.0%†
	Taisei Corp.	Japan	1,400	38,882

	Consumer Finance 0.3%
	Discover Financial Services	United States	2,153	195,751
	Synchrony Financial	United States	3,803	107,206

				302,957

	Containers & Packaging 0.1%
	Packaging Corp. of America	United States	631	70,855

	Distributors 0.2%
	Genuine Parts Co.	United States	1,100	164,252
	LKQ Corp.	United States	1,827	86,143

				250,395

	Diversified Financial Services 0.1%
	ORIX Corp.	Japan	9,300	130,333

	Diversified Telecommunication Services 0.8%
	Deutsche Telekom AG	Germany	24,855	425,916
	Lumen Technologies Inc.	United States	7,165	52,161
	Nippon Telegraph & Telephone Corp.	Japan	9,500	256,361
	Orange SA	France	13,303	120,523

				854,961

	Electric Utilities 0.5%
	Exelon Corp.	United States	7,585	284,134
	NRG Energy Inc.	United States	1,802	68,963
	Power Assets Holdings Ltd.	Hong Kong	11,000	55,211
	Red Electrica Corp. SA	Spain	3,155	48,556

				456,864

	Electrical Equipment 0.6%
	ABB Ltd.	Switzerland	1,549	40,604
	Emerson Electric Co.	United States	4,465	326,927
	Fuji Electric Co. Ltd.	Japan	1,000	36,547
	Mitsubishi Electric Corp.	Japan	11,600	104,544
	Prysmian SpA	Italy	2,023	58,702

				567,324

	Electronic Equipment, Instruments & Components 0.1%
a	Arrow Electronics Inc.	United States	456	42,039
	TDK Corp.	Japan	2,900	89,257

				131,296

	Entertainment 0.2%
a	Liberty Media Corp-Liberty Formula One, C	United States	1,468	85,878
a	Live Nation Entertainment Inc.	United States	879	66,839

				152,717

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (REITs) 1.3%
	Dexus	Australia	8,401	$41,699
	Extra Space Storage Inc.	United States	1,055	182,209
	Gaming and Leisure Properties Inc.	United States	1,979	87,551
	Goodman Group	Australia	12,788	129,744
	Host Hotels & Resorts Inc.	United States	5,488	87,149
	Iron Mountain Inc.	United States	2,209	97,130
	Medical Properties Trust Inc.	United States	4,469	53,002
	Public Storage	United States	1,228	359,571
	The GPT Group	Australia	14,980	36,888
	Weyerhaeuser Co.	United States	5,644	161,193
	WP Carey Inc.	United States	1,288	89,902

				1,326,038

	Food & Staples Retailing 1.0%
	Alimentation Couche-Tard Inc.	Canada	7,500	303,537
	Coles Group Ltd.	Australia	10,468	110,580
	Jeronimo Martins SGPS SA	Portugal	2,130	39,751
	Koninklijke Ahold Delhaize NV	Netherlands	7,938	203,238
	Loblaw Companies Ltd.	Canada	1,300	103,485
	The Kroger Co.	United States	5,530	241,938

				1,002,529

	Food Products 0.8%
	Archer-Daniels-Midland Co.	United States	4,400	353,980
	The Hershey Co.	United States	1,132	249,572
	Tyson Foods Inc., A	United States	1,981	130,608
b,c	WH Group Ltd., 144A, Reg S	Hong Kong	62,500	39,411
	Yakult Honsha Co. Ltd.	Japan	1,000	58,102

				831,673

	Gas Utilities 0.1%
	UGI Corp.	United States	1,625	52,536

	Health Care Equipment & Supplies 0.2%
a	Hologic Inc.	United States	1,920	123,878
	Sonova Holding AG	Switzerland	430	96,114

				219,992

	Health Care Providers & Services 1.4%
a	Centene Corp.	United States	4,508	350,767
	Cigna Corp.	United States	2,459	682,299
	McKesson Corp.	United States	1,139	387,112

				1,420,178

	Health Care Technology 0.2%
a	Veeva Systems Inc., A	United States	1,028	169,497

	Hotels, Restaurants & Leisure 1.8%
	Aramark	United States	1,764	55,037
a	Booking Holdings Inc.	United States	266	437,094
	Compass Group PLC	United Kingdom	13,729	276,629
	McDonald’s Corp.	United States	3,660	844,508
	Yum! Brands Inc.	United States	1,883	200,238

				1,813,506

	Independent Power Producers & Energy Traders 0.1%
	Northland Power Inc.	Canada	1,800	52,989

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Industrial Conglomerates 0.1%
	Jardine Matheson Holdings Ltd.	Hong Kong	1,300	$65,832
	Keppel Corp. Ltd.	Singapore	11,000	53,279

				119,111

	Insurance 2.5%
	Aflac Inc.	United States	4,716	265,039
	American Financial Group Inc.	United States	555	68,226
	American International Group Inc.	United States	6,004	285,070
a	Arch Capital Group Ltd.	United States	2,889	131,565
	Chubb Ltd.	United States	3,284	597,294
	Fairfax Financial Holdings Ltd.	Canada	200	91,829
	Fidelity National Financial Inc.	United States	1,816	65,739
	Hartford Financial Services Group Inc.	United States	2,530	156,708
	MetLife Inc.	United States	5,089	309,310
	Principal Financial Group Inc.	United States	1,930	139,250
	Sompo Holdings Inc.	Japan	2,400	95,539
	Tokio Marine Holdings Inc.	Japan	14,400	255,180
	W R Berkley Corp.	United States	1,642	106,040

				2,566,789

	Interactive Media & Services 2.5%
a	Alphabet Inc., A	United States	4,870	465,816
a	Alphabet Inc., C	United States	11,376	1,093,802
b	Auto Trader Group PLC, 144A	United Kingdom	7,541	43,353
a	Meta Platforms Inc., A	United States	6,543	887,754

				2,490,725

	Internet & Direct Marketing Retail 0.2%
	eBay Inc.	United States	4,317	158,909

	IT Services 2.0%
	Accenture PLC, A	United States	2,278	586,129
	Capgemini SE	France	1,067	172,995
a	CGI Inc.	Canada	1,700	128,658
	Cognizant Technology Solutions Corp., A	United States	4,007	230,162
	Computershare Ltd.	Australia	4,301	68,470
a	FleetCor Technologies Inc.	United States	511	90,023
	Fujitsu Ltd.	Japan	1,300	141,770
a	Gartner Inc.	United States	616	170,441
	Jack Henry & Associates Inc.	United States	547	99,702
	Paychex Inc.	United States	2,519	282,657
	TIS Inc.	Japan	1,800	47,691
	Western Union Co.	United States	2,926	39,501

				2,058,199

	Leisure Products 0.1%
	Bandai Namco Holdings Inc.	Japan	1,600	104,272

	Life Sciences Tools & Services 0.3%
a	Mettler-Toledo International Inc.	United States	175	189,721
a	Waters Corp.	United States	412	111,046

				300,767

	Machinery 1.1%
	CNH Industrial NV	United Kingdom	7,910	90,121
	Cummins Inc.	United States	1,093	222,436
	IDEX Corp.	United States	588	117,512
	Komatsu Ltd.	Japan	7,300	131,682
	Mitsubishi Heavy Industries Ltd.	Japan	2,600	86,328

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Machinery (continued)
	Nordson Corp.	United States	391	$82,998
	PACCAR Inc.	United States	2,678	224,122
	Snap-on Inc.	United States	413	83,158
b	VAT Group AG, 144A	Switzerland	167	34,579

				1,072,936

	Marine 0.1%
	AP Moller-Maersk A/S, A	Denmark	24	42,625
	AP Moller-Maersk A/S, B	Denmark	39	71,244

				113,869

	Media 0.1%
	Dentsu Group Inc.	Japan	1,700	48,271
	Publicis Groupe	France	1,727	82,732

				131,003

	Metals & Mining 1.5%
	ArcelorMittal SA	Luxembourg	4,121	83,427
	BHP Group Ltd.	Australia	11,888	294,423
	BlueScope Steel Ltd.	Australia	3,660	35,745
a	Cleveland-Cliffs Inc.	United States	3,651	49,179
	Glencore PLC	Australia	75,556	403,287
	Nippon Steel Corp.	Japan	6,300	87,333
	Nucor Corp.	United States	2,098	224,465
	Rio Tinto Ltd.	Australia	2,431	145,970
	Steel Dynamics Inc.	United States	1,522	107,986
	Teck Resources Ltd., B	Canada	3,200	97,836

				1,529,651

	Multiline Retail 0.1%
	Dollarama Inc.	Canada	2,200	126,968

	Multi-Utilities 0.8%
	Consolidated Edison Inc.	United States	986	84,559
	Engie SA	France	13,731	159,294
	RWE AG	Germany	5,001	185,142
	Sempra Energy	United States	2,348	352,059

				781,054

	Oil, Gas & Consumable Fuels 3.3%
	APA Corp.	United States	2,507	85,714
	Canadian Natural Resources Ltd.	Canada	800	37,437
	Devon Energy Corp.	United States	4,101	246,593
	Diamondback Energy Inc.	United States	1,025	123,472
	Eni SpA	Italy	19,442	207,796
	EQT Corp.	United States	2,488	101,386
	Equinor ASA	Norway	7,511	246,823
	Imperial Oil Ltd.	Canada	1,800	78,351
	Marathon Oil Corp.	United States	4,697	106,058
	Marathon Petroleum Corp.	United States	4,214	418,577
	OMV AG	Austria	1,012	37,049
	Origin Energy Ltd.	Australia	13,561	45,077
	Repsol SA	Spain	11,509	133,099
	Shell PLC	Netherlands	15,464	387,801
	Suncor Energy Inc.	Canada	11,000	311,415
	TotalEnergies SE	France	9,891	467,771
	Valero Energy Corp.	United States	3,151	336,684

				3,371,103

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Paper & Forest Products 0.0%†
	West Fraser Timber Co. Ltd.	Canada	500	$36,363

	Personal Products 0.2%
	Beiersdorf AG	Germany	746	73,776
	L’Oreal SA	France	454	146,883

				220,659

	Pharmaceuticals 0.9%
	Bayer AG	Germany	6,576	305,456
	Pfizer Inc.	United States	11,503	503,371
	Roche Holding AG, Bearer	Switzerland	179	70,527

				879,354

	Professional Services 0.6%
	Booz Allen Hamilton Holding Corp.	United States	1,029	95,028
	Randstad NV	Netherlands	919	40,135
	Robert Half International Inc.	United States	852	65,178
	Verisk Analytics Inc.	United States	1,224	208,729
	Wolters Kluwer NV	Netherlands	2,047	200,374

				609,444

	Real Estate Investment Trusts (REITs) 0.3%
	Simon Property Group Inc.	United States	2,522	226,350
	Stockland	Australia	18,549	38,998
	Vicinity Centres	Australia	30,326	33,829

				299,177

	Real Estate Management & Development 0.3%
	CK Asset Holdings Ltd.	Hong Kong	15,500	93,199
	CK Hutchison Holdings Ltd., A	United Kingdom	20,500	113,339
	Sun Hung Kai Properties Ltd.	Hong Kong	11,000	121,702

				328,240

	Road & Rail 1.6%
	AMERCO	United States	76	38,701
	Canadian National Railway Co.	Canada	4,500	488,563
	JB Hunt Transport Services Inc.	United States	651	101,829
	Kintetsu Group Holdings Co. Ltd.	Japan	1,300	43,290
	Knight-Swift Transportation Holdings Inc.	United States	1,209	59,156
	Old Dominion Freight Line Inc.	United States	730	181,602
	TFI International Inc.	Canada	600	54,588
	Union Pacific Corp.	United States	3,448	671,739

				1,639,468

	Semiconductors & Semiconductor Equipment 3.5%
	Broadcom Inc.	United States	1,766	784,122
	KLA Corp.	United States	1,134	343,182
	Micron Technology Inc.	United States	7,710	386,271
	Monolithic Power Systems Inc.	United States	329	119,559
a	ON Semiconductor Corp.	United States	3,371	210,115
	QUALCOMM Inc.	United States	5,218	589,530
a	Renesas Electronics Corp.	Japan	8,900	73,908
	STMicroelectronics NV	Switzerland	5,522	174,433
	Texas Instruments Inc.	United States	5,430	840,455

				3,521,575

	Software 3.6%
a	Cadence Design Systems Inc.	United States	2,142	350,067
a	Dropbox Inc., A	United States	2,242	46,454

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Fair Isaac Corp.	United States	198	$81,578
a	Fortinet Inc.	United States	5,096	250,366
	Intuit Inc.	United States	681	263,765
	Microsoft Corp.	United States	6,868	1,599,557
	NortonLifeLock Inc.	United States	4,511	90,852
a	Palo Alto Networks Inc.	United States	3,329	545,257
a	Synopsys Inc.	United States	1,193	364,473
	Trend Micro Inc.	Japan	1,000	54,026
	WiseTech Global Ltd.	Australia	1,148	38,382

				3,684,777

	Specialty Retail 2.5%
a	AutoZone Inc.	United States	151	323,431
	Lowe’s Cos Inc.	United States	4,389	824,298
a	O’Reilly Automotive Inc.	United States	507	356,599
	The Home Depot Inc.	United States	3,011	830,855
a	Ulta Beauty Inc.	United States	400	160,476

				2,495,659

	Technology Hardware, Storage & Peripherals 0.3%
	Dell Technologies Inc., C	United States	2,108	72,030
	HP Inc.	United States	8,127	202,525

				274,555

	Textiles, Apparel & Luxury Goods 0.8%
	Burberry Group PLC	United Kingdom	2,921	58,954
	Cie Financiere Richemont SA	Switzerland	2,665	255,277
	Gildan Activewear Inc.	Canada	1,400	39,787
	LVMH Moet Hennessy Louis Vuitton SE	France	636	380,314
	Pandora AS	Denmark	706	33,403

				767,735

	Tobacco 0.4%
	British American Tobacco PLC	United Kingdom	6,697	241,208
	Imperial Brands PLC	United Kingdom	6,869	142,239

				383,447

	Trading Companies & Distributors 1.1%
	ITOCHU Corp.	Japan	2,900	70,143
	Marubeni Corp.	Japan	12,100	105,999
	Mitsubishi Corp.	Japan	9,800	268,655
	Mitsui & Co. Ltd.	Japan	10,500	224,080
	Sumitomo Corp.	Japan	8,600	107,095
a	United Rentals Inc.	United States	553	149,377
	W.W. Grainger Inc.	United States	305	149,203

				1,074,552

	Transportation Infrastructure 0.1%
	Atlantia SpA	Italy	3,872	85,764

	Water Utilities 0.1%
	Essential Utilities Inc.	United States	1,918	79,367

	Wireless Telecommunication Services 0.4%
	KDDI Corp.	Japan	12,500	366,420
	Vodafone Group PLC	United Kingdom	54,859	61,925

				428,345

	Total Common Stocks (Cost $54,204,670)			51,399,711

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Preferred Stock 0.1%
Automobiles 0.1%
Volkswagen AG, 5.98%, pfd	Germany	458	$56,713

Total Preferred Stocks (Cost $58,946)			56,713

Total Investments (Cost $54,263,616) 51.0%			51,456,424
Other Assets, less Liabilities 49.0%			49,530,637

Net Assets 100.0%			$100,987,061

† Rounds to less than 0.1% of net assets.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $117,343, representing 0.1% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $39,411, representing 0.0% of net assets.

At September 30, 2022, the Fund had the following total return equity swap contracts outstanding. See Note 1(c).

Swaps

Description	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Amount (000)s	Unrealized Appreciation (Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	10/22/22	40,062	4,311,435

At September 30, 2022 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	4,057,707	$2,744,909	12/21/22	$—	$(132,448)
Brazilian Real	MSCO	Buy	8,306,650	1,568,032	12/21/22	—	(59,150)
Canadian Dollar	MSCO	Buy	2,584,179	1,964,259	12/21/22	—	(82,929)
Czech Koruna	MSCO	Buy	18,474,688	746,625	12/21/22	—	(14,677)
Euro	MSCO	Sell	3,643,987	3,666,481	12/21/22	74,905	—
Great British Pound	MSCO	Buy	636,774	735,636	12/21/22	—	(24,010)
Hungarian Forint	MSCO	Sell	375,505,161	905,386	12/21/22	54,642	—
Israeli Shekel	MSCO	Sell	15,259,485	4,485,906	12/21/22	166,677	—
Japanese Yen	MSCO	Sell	152,304,408	1,072,817	12/21/22	11,235	—
Mexican Peso	MSCO	Buy	62,502,769	3,077,245	12/21/22	—	(11,898)
New Zealand Dollar	MSCO	Sell	7,700,569	4,631,738	12/21/22	273,959	—
Polish Zloty	MSCO	Sell	6,665,500	1,396,222	12/21/22	64,340	—
South Korean Won	MSCO	Sell	2,251,261,469	1,618,019	12/21/22	39,810	—
Swedish Krona	MSCO	Sell	12,941,810	1,214,817	12/21/22	42,876	—
Swiss Franc	MSCO	Buy	2,362,926	2,480,161	12/21/22	—	(60,095)

Total Forward Exchange Contracts						$728,444	$(385,207)

Net unrealized appreciation (depreciation)							$343,237

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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Franklin Systematic Style Premia ETF (continued)

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude, December	Long	9	$766,260	10/31/22	$(49,785)
Brent Crude, February	Long	1	81,990	12/29/22	(6,442)
Cocoa, May	Long	12	279,360	5/15/23	(10,566)
Coffee ‘C’, May	Long	1	77,850	5/18/23	(303)
Copper, May	Long	2	169,075	5/26/23	(9,017)
Corn, December	Long	24	813,000	12/14/22	22,880
Corn, May	Long	5	171,125	5/12/23	16,085
Cotton No. 2, December	Long	7	298,690	12/07/22	(26,356)
Cotton No. 2, May	Long	3	123,135	5/08/23	(40,029)
Gasoline Rbob, January	Long	1	93,937	12/30/22	(4,148)
Gasoline Rbob, November	Long	8	796,253	10/31/22	(3,232)
Gold 100 Ounce, April	Long	2	339,640	4/26/23	(12,815)
Lean Hog, April	Long	7	238,840	4/17/23	(25,880)
Live Cattle, April	Long	9	555,480	4/28/23	(15,076)
Low Sulphur Gasoil, January	Long	1	88,725	1/12/23	(877)
Low Sulphur Gasoil, November	Long	8	753,400	11/10/22	25,687
Natural Gas, November	Long	4	270,640	10/27/22	(69,539)
NY Harbor ULSD, January	Long	1	129,087	12/30/22	(2,527)
NY Harbor ULSD, November	Long	5	676,536	10/31/22	10,127
Silver, May	Long	2	192,920	5/26/23	(6,345)
Soybean Meal, March	Long	4	158,880	3/14/23	3,638
Soybean Oil, December	Long	22	812,592	12/14/22	(96,891)
Soybean Oil, March	Long	4	144,288	3/14/23	(32,796)
Soybean, March	Long	3	207,488	3/14/23	(12,996)
Soybean, November	Long	11	750,613	11/14/22	(9,156)
Sugar No. 11, July	Long	16	296,397	6/30/23	(10,889)
Wheat, May	Long	3	140,513	5/12/23	19,366
WTI Crude, January	Long	1	77,750	12/20/22	(6,982)
WTI Crude, November	Long	9	715,410	10/20/22	(56,751)
Cocoa, December	Short	84	1,977,360	12/14/22	13,751
Coffee ‘C’, December	Short	10	830,813	12/19/22	(27,855)
Copper, December	Short	22	1,876,875	12/28/22	94,022
Gold 100 Ounce, December	Short	11	1,839,200	12/28/22	23,731
Lean Hog, December	Short	36	1,097,640	12/14/22	150,956
Live Cattle, December	Short	11	647,020	12/30/22	16,318
Platinum, January	Short	41	1,761,155	1/27/23	104,541
Silver, December	Short	20	1,903,900	12/28/22	62,777
Soybean Meal, December	Short	12	483,600	12/14/22	(16,979)
Sugar No. 11, March	Short	100	1,980,160	2/28/23	26,325
Wheat, December	Short	23	1,059,725	12/14/22	(161,255)
Interest rate contracts
U.S. Treasury 10 Yr. Note	Short	43	4,818,687	12/20/22	112,577
Index Contracts
Australian 10 Yr. Bond	Long	19	1,430,701	12/15/22	(22,546)
CAC 40 10 Euro	Long	30	1,693,863	10/21/22	(137,123)
EURO STOXX 50 Index	Long	44	1,428,917	12/16/22	(109,642)
Euro-OAT	Long	37	4,788,959	12/08/22	(216,028)
FTSE/JSE Africa Top40 Index	Long	23	739,826	12/15/22	(49,116)
FTSE/MIB Index	Long	20	2,011,123	12/16/22	(180,589)
Nikkei 225 Mini	Long	25	4,480,293	12/08/22	(275,554)
S&P/TSX 60 Index	Long	37	6,010,262	12/15/22	(378,374)
SPI 200 Index	Long	18	1,870,791	12/15/22	(108,484)
Canada 10 Yr. Bond	Short	42	3,777,723	12/19/22	10,845
DAX Index	Short	3	891,530	12/16/22	69,758

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Franklin Systematic Style Premia ETF (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts (continued)
Euro-BTP	Short	4	$438,805	12/08/22	$19,862
Euro-Bund	Short	21	2,849,106	12/08/22	93,506
FTSE 100 Index	Short	24	1,852,477	12/16/22	111,167
IBEX 35 Index	Short	48	3,462,505	10/21/22	324,600
Long Gilt, December	Short	36	3,874,006	12/28/22	516,754
Mex Bolsa Index	Short	237	5,290,436	12/16/22	286,848
OMXS30 Index	Short	93	1,533,589	10/21/22	73,295
S&P 500 E-Mini	Short	11	1,980,825	12/16/22	202,734
SGX Nifty 50	Short	153	5,228,928	10/27/22	(13,803)

Total Futures Contracts					$205,404

*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2022, expiration date 10/22/22:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 5.39%
Aptiv PLC	United States	(2,150)	$(168,152)
Cie Generale des Etablissements Michelin SCA	France	(5,348)	(121,313)
Continental AG	Germany	(875)	(39,388)
Denso Corp.	Japan	(3,500)	(159,253)
Ferrari NV	Italy	(1,034)	(194,184)
Lear Corp.	United States	(477)	(57,092)
Lucid Group Inc., A	United States	(3,108)	(43,419)
Magna International Inc.	Canada	(900)	(43,498)
Nissan Motor Co. Ltd.	Japan	(18,900)	(60,090)
Porsche Automobil Holding SE	Germany	(1,211)	(68,998)
Tesla Inc.	United States	(1,804)	(478,511)
Toyota Motor Corp.	Japan	(38,300)	(496,396)

			(1,930,294)

Banks 2.65%
Danske Bank A/S	Denmark	(5,191)	(64,864)
First Citizens BancShares Inc.	United States	(95)	(75,122)
First Republic Bank	United States	(1,448)	(189,036)
Hang Seng Bank Ltd.	Hong Kong	(6,200)	(94,146)
Huntington Bancshares Inc.	United States	(11,451)	(150,810)
Skandinaviska Enskilda Banken AB, A	Sweden	(11,907)	(114,591)
SVB Financial Group	United States	(502)	(168,562)
Swedbank AB	Sweden	(6,766)	(89,533)

			(946,664)

Capital Goods 12.49%
Airbus SE	France	(4,769)	(415,290)
Alfa Laval AB	Sweden	(2,261)	(56,721)
Alstom SA	France	(2,632)	(43,176)
Ashtead Group PLC	United Kingdom	(3,606)	(164,477)
Assa Abloy AB, B	Sweden	(7,941)	(150,054)
Atlas Copco AB, A	Sweden	(20,324)	(191,931)
CAE Inc.	Canada	(2,600)	(40,891)
Epiroc AB, A	Sweden	(5,088)	(73,426)
Epiroc AB, B	Sweden	(3,007)	(38,206)
Generac Holdings Inc.	United States	(529)	(94,236)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Capital Goods (continued)
General Electric Co.	United States	(7,289)	$(451,262)
HEICO Corp., A	United States	(594)	(68,084)
Kone Oyj	Finland	(2,733)	(106,051)
L3Harris Technologies Inc.	United States	(1,587)	(329,826)
Melrose Industries PLC	United Kingdom	(37,591)	(42,886)
MTU Aero Engines AG	Germany	(427)	(64,524)
Nibe Industrier AB	Sweden	(12,420)	(112,029)
Plug Power Inc.	United States	(4,242)	(89,252)
Rockwell Automation Inc.	United States	(945)	(203,279)
Rolls-Royce Holdings PLC	United Kingdom	(68,839)	(53,476)
Safran SA	France	(2,799)	(257,779)
Sandvik AB	Sweden	(8,823)	(121,284)
Schindler Holding AG	Switzerland	(332)	(52,165)
Siemens Energy AG	Germany	(3,475)	(38,758)
SKF AB, B	Sweden	(2,939)	(39,791)
Smiths Group PLC	United Kingdom	(3,003)	(50,619)
Stanley Black & Decker Inc.	United States	(1,205)	(90,628)
The Boeing Co.	United States	(3,459)	(418,816)
TransDigm Group Inc.	United States	(419)	(219,900)
Vestas Wind Systems A/S	Denmark	(8,597)	(160,412)
Vinci SA	France	(2,817)	(229,522)

			(4,468,751)

Commercial & Professional Services 0.81%
Equifax Inc.	United States	(994)	(170,402)
Gfl Environmental Inc.	Canada	(1,500)	(38,459)
Rentokil Initial PLC	United Kingdom	(15,463)	(82,423)

			(291,284)

Consumer Durables & Apparel 0.85%
Adidas AG	Germany	(1,382)	(160,949)
Newell Brands Inc.	United States	(3,211)	(44,601)
Persimmon PLC	United Kingdom	(2,603)	(35,958)
Whirlpool Corp.	United States	(460)	(62,013)

			(303,521)

Consumer Services 2.51%
Caesars Entertainment Inc.	United States	(1,700)	(55,114)
Carnival Corp.	United States	(7,889)	(55,460)
Darden Restaurants Inc.	United States	(1,000)	(126,320)
Evolution AB	Sweden	(1,454)	(116,189)
Flutter Entertainment PLC	Ireland	(1,336)	(147,896)
Las Vegas Sands Corp.	United States	(2,771)	(103,968)
MGM Resorts International	United States	(2,712)	(80,601)
Royal Caribbean Cruises Ltd.	United States	(1,846)	(69,963)
Sands China Ltd.	Macau	(19,200)	(48,184)
Whitbread PLC	United Kingdom	(1,576)	(40,499)
Wynn Resorts Ltd.	United States	(877)	(55,277)

			(899,471)

Diversified Financials 5.55%
Annaly Capital Management Inc.	United States	(3,215)	(55,169)
Apollo Global Management Inc.	United States	(3,244)	(150,846)
Coinebase Global Inc.	United States	(975)	(60,392)
Credit Suisse Group AG	Switzerland	(21,810)	(88,104)
EQT AB	Sweden	(2,458)	(48,529)
Euronext NV	Netherlands	(690)	(44,005)
Groupe Bruxelles Lambert SA	Belgium	(821)	(57,813)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Diversified Financials (continued)
Hong Kong Exchanges & Clearing Ltd.	Hong Kong	(9,900)	$(340,009)
Investor AB, B	Sweden	(14,932)	(220,102)
Japan Exchange Group Inc.	Japan	(4,200)	(56,655)
M&G PLC	United Kingdom	(21,556)	(40,077)
MarketAxess Holdings Inc.	United States	(312)	(70,075)
S&P Global Inc.	United States	(1,478)	(451,307)
St James’s Place PLC	United Kingdom	(4,526)	(52,343)
T Rowe Price Group Inc.	United States	(1,852)	(198,886)
Tradeweb Markets Inc.	United States	(880)	(50,758)

			(1,985,070)

Energy 6.14%
Baker Hughes Co.	United States	(7,989)	(167,449)
Cameco Corp.	Canada	(3,300)	(88,573)
Enbridge Inc.	Canada	(12,900)	(485,188)
Hess Corp.	United States	(2,212)	(241,086)
Keyera Corp.	Canada	(1,700)	(35,149)
Kinder Morgan Inc.	United States	(16,314)	(271,465)
ONEOK Inc.	United States	(3,575)	(183,183)
Santos Ltd.	Australia	(26,643)	(121,453)
TC Energy Corp.	Canada	(8,000)	(328,780)
Williams Cos Inc.	United States	(9,642)	(276,050)

			(2,198,376)

Food & Staples Retailing 0.28%
Aeon Co. Ltd.	Japan	(5,400)	(100,859)

Food, Beverage & Tobacco 1.50%
Danone SA	France	(5,066)	(241,048)
Hormel Foods Corp.	United States	(2,441)	(110,919)
McCormick & Co Inc.	United States	(2,009)	(143,181)
Orkla ASA	Norway	(5,967)	(43,368)

			(538,516)

Health Care Equipment & Services 6.01%
Baxter International Inc.	United States	(4,103)	(220,988)
DaVita Inc.	United States	(451)	(37,329)
DENTSPLY SIRONA Inc.	United States	(1,752)	(51,071)
Dexcom Inc.	United States	(3,167)	(260,011)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(4,712)	(49,309)
Fresenius Medical Care AG & Co. KGaA	Germany	(1,620)	(46,071)
Fresenius SE & Co.	Germany	(3,324)	(71,477)
Insulet Corp.	United States	(570)	(131,773)
Intuitive Surgical Inc.	United States	(2,473)	(467,545)
Masimo Corp.	United States	(430)	(61,241)
Medtronic PLC	United States	(6,000)	(484,500)
Novocure Ltd.	United States	(764)	(58,049)
Ramsay Health Care Ltd.	Australia	(1,686)	(62,092)
Sysmex Corp.	Japan	(1,300)	(69,767)
Teladoc Health Inc.	United States	(1,290)	(32,701)
Universal Health Services Inc.	United States	(533)	(47,000)

			(2,150,924)

Household & Personal Products 1.78%
Clorox Co.	United States	(1,008)	(129,417)
Essity AB, B	Sweden	(4,888)	(97,253)
Henkel AG & Co.	Germany	(1,430)	(85,483)
Kimberly-Clark Corp.	United States	(1,892)	(212,926)

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Household & Personal Products (continued)
Shiseido Co. Ltd.	Japan	(3,200)	$(111,777)

			(636,856)

Insurance 3.19%
AIA Group Ltd.	Hong Kong	(58,600)	(488,588)
Cincinnati Financial Corp.	United States	(1,223)	(109,544)
Insurance Australia Group Ltd.	Australia	(20,273)	(59,959)
Lincoln National Corp.	United States	(1,314)	(57,698)
Markel Corp.	United States	(112)	(121,433)
Phoenix Group Holdings PLC	United Kingdom	(6,196)	(36,436)
Prudential PLC	Hong Kong	(22,619)	(225,681)
T&D Holdings Inc.	Japan	(4,500)	(42,499)

			(1,141,838)

Materials 7.92%
Agnico Eagle Mines Ltd.	Canada	(3,700)	(152,815)
Air Products and Chemicals Inc.	United States	(1,770)	(411,932)
Akzo Nobel NV	Netherlands	(1,505)	(85,985)
Antofagasta PLC	United Kingdom	(3,199)	(39,835)
Ball Corp.	United States	(2,558)	(123,602)
Chr. Hansen Holding A/S	Denmark	(893)	(44,098)
Covestro AG	Germany	(1,556)	(45,029)
Croda International PLC	United Kingdom	(1,153)	(82,966)
DuPont de Nemours Inc.	United States	(4,080)	(205,632)
Ecolab Inc.	United States	(2,076)	(299,816)
Givaudan SA	Switzerland	(78)	(237,982)
International Flavors & Fragrances Inc.	United States	(2,039)	(185,202)
Newcrest Mining Ltd.	Australia	(7,347)	(79,926)
Northern Star Resources Ltd.	Australia	(9,264)	(46,638)
PPG Industries Inc.	United States	(1,881)	(208,208)
Svenska Cellulosa AB SCA	Sweden	(4,810)	(61,547)
The Sherwin-Williams Co.	United States	(2,001)	(409,705)
Wheaton Precious Metals Corp.	Canada	(3,600)	(113,865)

			(2,834,783)

Media & Entertainment 7.30%
Cable One Inc.	United States	(45)	(38,387)
Charter Communications Inc. Com Usd.001 Cl A	United States	(960)	(291,216)
IAC Inc.	United States	(646)	(35,775)
Informa PLC	United Kingdom	(11,370)	(65,899)
Liberty Broadband Corp.	United States	(1,065)	(81,174)
Match Group Inc.	United States	(2,155)	(102,901)
Netflix Inc,	United States	(2,321)	(546,456)
News Corp., A	United States	(3,153)	(47,453)
Paramount Global, B	United States	(4,855)	(92,002)
Pinterest Inc., A	United States	(4,675)	(108,927)
ROBLOX Corp.	United States	(2,817)	(100,961)
Roku Inc.	United States	(974)	(54,934)
Sea Ltd. ADR	Singapore	(2,800)	(156,940)
Snap Inc.	United States	(9,046)	(88,832)
Take-Two Interactive Software Inc.	United States	(1,309)	(142,131)
The Walt Disney Co.	United States	(4,717)	(444,955)
Warner Bros Discovery Inc.	United States	(18,466)	(215,314)

			(2,614,257)

Pharmaceuticals, Biotechnology & Life Sciences 4.04%
BioMarin Pharmaceutical Inc.	United States	(1,559)	(132,608)
Catalent Inc.	United States	(1,392)	(100,725)

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Chugai Pharmaceutical Co. Ltd.	Japan	(5,600)	$(140,285)
Eisai Co. Ltd.	Japan	(2,000)	(107,071)
Elanco Animal Health Inc.	United States	(3,319)	(41,189)
Exact Sciences Corp.	United States	(1,406)	(45,681)
Illumina Inc.	United States	(1,272)	(242,685)
Sartorius Stedim Biotech	France	(233)	(72,381)
UCB SA	Belgium	(1,037)	(72,251)
Zoetis Inc.	United States	(3,300)	(489,357)

			(1,444,233)

Real Estate 4.30%
Alexandria Real Estate Equities Inc.	United States	(1,243)	(174,256)
Boston Properties Inc. REIT	United States	(1,198)	(89,814)
Digital Realty Trust Inc.	United States	(2,287)	(226,825)
Equinix Inc.	United States	(736)	(418,666)
ESR Group Ltd.	China	(17,000)	(42,880)
FirstService Corp.	Canada	(300)	(35,307)
Healthpeak Properties Inc.	United States	(4,386)	(100,527)
Nippon Prologis REIT Inc.	Japan	(17)	(37,172)
SBA Communications Corp. REIT	United States	(876)	(247,268)
Vonovia SE	Germany	(5,741)	(124,913)
Zillow Group Inc., C	United States	(1,352)	(39,492)

			(1,537,120)

Retailing 3.40%
Burlington Stores Inc.	United States	(528)	(59,078)
CarMax Inc.	United States	(1,310)	(86,486)
Delivery Hero SE	South Korea	(1,314)	(48,839)
Doordash Inc.	United States	(1,538)	(76,054)
H & M AB, B	Sweden	(5,715)	(53,280)
Nitori Holdings Co. Ltd.	Japan	(700)	(58,952)
Prosus NV	China	(6,277)	(331,876)
Target Corp.	United States	(3,158)	(468,615)
Zalando SE	Germany	(1,740)	(34,484)

			(1,217,664)

Semiconductors & Semiconductor Equipment 5.19%
Advanced Micro Devices Inc.	United States	(6,487)	(416,076)
ASM International NV	Netherlands	(395)	(90,452)
Lam Research Corp.	United States	(1,143)	(418,338)
Lasertec Corp.	Japan	(700)	(71,067)
Marvell Technology Inc.	United States	(6,883)	(295,350)
NVIDIA Corp.	United States	(3,786)	(462,649)
SolarEdge Technologies Inc.	United States	(448)	(103,694)

			(1,857,626)

Software & Services 11.69%
Adyen NV	Netherlands	(189)	(241,033)
Amadeus IT Group SA	Spain	(3,632)	(170,468)
Avalara Inc.	United States	(712)	(65,362)
Bill.com Holdings Inc.	United States	(746)	(98,748)
Cloudflare Inc., A	United States	(2,037)	(112,666)
Coupa Software Inc.	United States	(586)	(34,457)
DocuSign Inc.	United States	(1,595)	(85,285)
Fidelity National Information Services Inc.	United States	(4,913)	(371,275)
Fiserv Inc.	United States	(4,905)	(465,239)
Guidewire Software Inc.	United States	(638)	(39,288)
MongoDB Inc.	United States	(537)	(106,627)

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CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Software & Services (continued)
Okta Inc., A	United States	(1,231)	$(70,007)
Palantir Technologies Inc.	United States	(13,167)	(107,048)
PayPal Holdings Inc.	United States	(5,622)	(498,671)
Shopify Inc., A	Canada	(9,300)	(248,262)
Snowflake Inc.	United States	(1,756)	(298,450)
Splunk Inc.	United States	(1,224)	(92,045)
Square Inc., A	United States	(4,190)	(230,408)
Twilio Inc., A	United States	(1,341)	(92,717)
Unity Software Inc.	United States	(1,537)	(48,969)
Workday Inc., A	United States	(1,630)	(254,704)
Worldline SA	France	(2,025)	(80,701)
Xero Ltd.	New Zealand	(1,081)	(51,091)
Zendesk Inc.	United States	(998)	(75,948)
Zoom Video Communications Inc., A	United States	(1,821)	(134,007)
Zscaler Inc.	United States	(672)	(111,478)

			(4,184,954)

Technology Hardware & Equipment 1.56%
Cognex Corp.	United States	(1,412)	(58,527)
Hexagon AB	Sweden	(16,057)	(151,491)
Logitech International SA	Switzerland	(1,411)	(65,873)
NetApp Inc.	United States	(1,797)	(111,144)
Seagate Technology Holdings PLC	United States	(1,600)	(87,008)
Western Digital Corp.	United States	(2,594)	(83,475)

			(557,518)

Telecommunication Services 1.47%
Cellnex Telecom SA	Spain	(4,612)	(143,632)
SoftBank Group Corp.	Japan	(9,700)	(328,370)
Telenor ASA	Norway	(5,816)	(53,190)

			(525,192)

Transportation 2.09%
Central Japan Railway Co.	Japan	(1,100)	(128,699)
East Japan Railway Co.	Japan	(2,300)	(117,920)
Kuehne + Nagel International AG	Switzerland	(443)	(90,918)
Lyft Inc., A	United States	(2,488)	(32,767)
Uber Technologies Inc.	United States	(11,783)	(312,249)
West Japan Railway Co.	Japan	(1,700)	(65,066)

			(747,619)

Utilities 1.89%
AES Corp/The	United States	(5,393)	(121,882)
CLP Holdings Ltd.	Hong Kong	(13,000)	(98,288)
Hong Kong & China Gas Co. Ltd.	Hong Kong	(91,000)	(80,220)
PPL Corp.	United States	(5,959)	(151,061)
Public Service Enterprise Group Inc.	United States	(4,015)	(225,763)

			(677,214)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(35,790,604)

See Note 11 regarding other derivative information.

See Abbreviations on page 223.

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Financial Highlights

Franklin U.S. Core Bond ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020[b]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.43	$25.14	$25.44	$25.00

Income from investment operations[c]:

Net investment income[d]	0.25	0.45	0.51	0.29

Net realized and unrealized gains (losses)	(2.43)	(1.61)	0.03	0.49

Total from investment operations	(2.18)	(1.61)	0.54	0.78

Less distributions from: Net investment income	(0.28)	(0.50)	(0.65)	(0.31)

Net realized gains	—	(0.05)	(0.19)	(0.03)

Total Distributions	(0.28)	(0.55)	(0.84)	(0.34)

Net asset value, end of period	$20.97	$23.43	$25.14	$25.44

Total return[e]	(9.38)%	(4.72)%	2.07%	3.12%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.15%	0.16%	0.17%	0.19%

Expenses net of waiver and payments by affiliates	0.14%	0.15%	0.15%	0.15%

Net investment income	2.23%	1.80%	1.95%	2.14%

Supplemental data

Net assets, end of period (000’s)	$1,447,067	$1,509,961	$1,460,597	$853,532

Portfolio turnover rate[g]	35.72% [h]	69.88% [h]	90.99% [h]	126.68% [h]

aEffective August 1, 2022, Formerly, Franklin Liberty U.S. Core Bond ETF was renamed Franklin U.S. Core Bond ETF.

bFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	35.72%	69.88%	90.99%	126.68%

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Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 21.6%
	Aerospace & Defense 0.2%
	The Boeing Co., Sr. Unsecured note, 3.50%, 3/01/39	United States	5,000,000	$3,347,253

	Agriculture 0.7%
	Altria Group Inc., 3.40%, 5/06/30	United States	5,000,000	4,055,014
a	Imperial Brands Finance PLC, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	5,421,888

				9,476,902

	Airlines 0.9%
	American Airlines 2016-3 Class A Pass Through Trust, 3.25%, 4/15/30	United States	4,406,313	3,435,001
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%, 10/20/25	United States	7,700,000	7,478,668
	United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 11/01/29	United States	904,484	730,036

	United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%, 4/15/29	United States	81,861	79,088
	United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B, 4.875%, 7/15/27	United States	1,910,400	1,786,798

				13,509,591

	Banks 6.1%
a	Banco de Chile, Sr. Unsecured , 144A, 2.99%, 12/09/31	Chile	1,200,000	933,437
	Bank of America Corp.,
	Sr. Unsecured, 1.922%, 10/24/31	United States	1,500,000	1,111,728
	Sr. Unsecured note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,382,194
	Sr. Unsecured note, 3.864% to 7/23/23, FRN thereafter, 7/23/24	United States	5,100,000	5,032,292
a	BNP Paribas SA, Sr. Unsecured, 144A, 2.819%, 11/19/25	France	2,200,000	2,051,497
a	BPCE SA, Sr. Unsecured, 144A, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,119,787
	Citigroup Inc.,
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,419,576
	Sr. Unsecured, 4.044% to 6/01/23, FRN thereafter, 6/01/24	United States	5,100,000	5,061,166
	sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,390,861
	subordinate, 4.125%, 7/25/28	United States	2,300,000	2,078,901
	Deutsche Bank AG, Sr. Unsecured, 5.371%, 9/09/27	Germany	3,700,000	3,575,828
	Goldman Sachs Group Inc.,
	3.691%, 6/05/28	United States	2,500,000	2,263,629
	Sr. Unsecured, 1.948%, 10/21/27	United States	5,200,000	4,453,416
	HSBC Holdings PLC,
	senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,282,849
	senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	957,254
	senior note, 0.976% to 5/24/24, FRN thereafter, 5/24/25	United Kingdom	4,800,000	4,413,437
	JPMorgan Chase & Co.,
	subordinated, 2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	3,967,147
	senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,583,595
	Sr. Unsecured, 1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000	1,482,240
	KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,425,236
	Mitsubishi UFJ Financial Group Inc., Sr. Unsecured, 5.063%, 9/12/25	Japan	4,500,000	4,454,489
	Morgan Stanley,
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,720,584
	3.95%, 4/23/27	United States	3,600,000	3,350,728
a	Nordea Bank Abp, Sr. Unsecured, 144A, 4.75%, 9/22/25	Finland	2,200,000	2,165,761
	Santander UK Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	2,663,986
a	Societe Generale SA, Sr. Unsecured, 144A, 1.792%, 6/09/27	France	4,300,000	3,584,198

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Toronto-Dominion Bank, Sr. Unsecured, MTN, 4.693%, 9/15/27	Canada	4,700,000	$4,548,5 42
	Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	3,376,619
	Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	7,700,000	6,336,552
	4.54%, 8/15/26	United States	1,600,000	1,548,746

				88,736,275

	Beverages 0.6%
	Anheuser-Busch InBev Worldwide Inc., senior bond, 3.50%, 6/01/30	United States	3,900,000	3,487,524
	PepsiCo Inc., Sr. Unsecured, 3.90%, 7/18/32	United States	6,000,000	5,554,873

				9,042,397

	Biotechnology 0.3%
	Bio-Rad Laboratories Inc., 3.30%, 3/15/27	United States	500,000	454,523
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	3,816,063

				4,270,586

	Building Products 0.3%
	NVR Inc., Sr. Unsecured, 3.00%, 5/15/30	United States	4,500,000	3,680,494

	Chemicals 0.3%
a	International Flavors & Fragrances Inc., Sr. Unsecured, 144A, 2.30%, 11/01/30	United States	6,500,000	4,997,383

	Commercial Services & Supplies 0.6%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	3,633,757
	Rockefeller University, Series 2020, Unsecured, 3.75%, 7/01/51	United States	7,000,000	5,615,011

				9,248,768

	Diversified Financial Services 0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,544,469
	Capital One Financial Corp., Sr. Unsecured, 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	4,000,000	3,912,750

				6,457,219

	Diversified Telecommunication Services 1.0%
	America Movil SAB de CV, Sr. Unsecured note, 2.875%, 5/07/30	Mexico	3,800,000	3,197,039
	Orange SA, senior bond, 9.00%, 3/01/31	France	4,300,000	5,162,876
	Verizon Communications Inc.,
	Sr. Unsecured note, 1.75%, 1/20/31	United States	5,000,000	3,757,995
	Sr. Unsecured note, 2.85%, 9/03/41	United States	3,900,000	2,611,278

				14,729,188

	Electric Utilities 1.9%
	Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,034,660
a	Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,800,000	2,728,362
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	5,000,000	3,554,127
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	4,500,000	3,653,591
	Enel Finance International NV, [a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,331,759
	[a] 144A, 2.25%, 7/12/31	Italy	3,500,000	2,434,508
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	2,722,461
	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,180,564
	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	835,085
a	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	523,930
	The Southern Co., senior bond, 3.70%, 4/30/30	United States	3,000,000	2,643,601
	Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	3,902,223

				27,544,871

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electronic Equipment, Instruments & Components 0.4%
	Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,300,000	$3,882,424
	Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	3,000,000	2,348,551

				6,230,975

	Energy Equipment & Services 0.5%
	Kinder Morgan Inc., 2.00%, 2/15/31	United States	4,100,000	3,056,976
	MPLX LP, Sr. Unsecured, 2.65%, 8/15/30	United States	2,500,000	1,962,230
a	Schlumberger Holdings Corp., senior bond, 144A, 3.90%, 5/17/28	United States	1,950,000	1,760,895

				6,780,101

	Entertainment 0.1%
a	Warnermedia Holdings Inc., 144A, 4.054%, 3/15/29	United States	900,000	778,395

	Food Products 0.4%
	Kraft Heinz Foods Co.,
	senior bond, 3.00%, 6/01/26	United States	4,100,000	3,783,957
	senior bond, 3.75%, 4/01/30	United States	2,000,000	1,765,233

				5,549,190

	Health Care Providers & Services 0.9%
	CVS Health Corp.,
	senior bond, 4.875%, 7/20/35	United States	1,400,000	1,268,073
	senior bond, 4.30%, 3/25/28	United States	1,117,000	1,055,474
	Elevance Health Inc., 5.10%, 1/15/44	United States	2,000,000	1,821,333
	Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	5,491,829
	STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	3,936,195

				13,572,904

	Independent Power Producers & Energy Traders 0.3%
a	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	4,988,728

	Insurance 0.6%
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,200,000	921,230
a	Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	3,298,447
	MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,099,986
a	Metropolitan Life Global Funding I, 144A, 4.30%, 8/25/29	United States	1,400,000	1,305,606
	Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,008,203

				8,633,472

	Internet Software & Services 0.1%
a	Tencent Holdings Ltd., Sr. Unsecured, 144A, 3.925%, 1/19/38	Cayman Islands	2,000,000	1,554,930

	IT Services 0.6%
	Apple Inc., 2.65%, 5/11/50	United States	2,000,000	1,322,888
	Fidelity National Information Services Inc., Sr. Unsecured note, 2.25%, 3/01/31	United States	4,500,000	3,470,912
	Fiserv Inc., senior bond, 2.65%, 6/01/30	United States	4,700,000	3,815,208

				8,609,008

	Media 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	senior bond, 2.80%, 4/01/31	United States	5,000,000	3,788,063
	senior secured note, 3.50%, 3/01/42	United States	1,500,000	955,177
	Comcast Corp., senior bond, 4.25%, 1/15/33	United States	4,000,000	3,630,837
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	915,991

				9,290,068

	Metals & Mining 0.1%
a	Corp. Nacional del Cobre de Chile, Sr. Unsecured , 144A, 4.50%, 8/01/47 .	Chile	1,160,000	889,563

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels 1.3%
a	Aker BP ASA, 144A, 3.10%, 7/15/31	Netherlands	4,700,000	$3,686,732
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	2,775,244
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	2,200,000	2,210,824
	Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	2,495,571
	Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	3,000,000	2,546,758
a	Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	748,987
	Sabine Pass Liquefaction LLC, first lien, senior secured bond, 4.20%, 3/15/28	United States	4,000,000	3,654,571

				18,118,687

	Packaging & Containers 0.2%
	Amcor Flexibles North America Inc., senior note, 2.63%, 6/19/30	United States	3,500,000	2,817,441

	Paper & Forest Products 0.1%
	Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	937,521

	Pharmaceuticals 0.6%
	AbbVie Inc., 4.75%, 3/15/45	United States	1,000,000	861,505
	Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	2,805,939
	Takeda Pharmaceutical Co. Ltd., senior note, 2.05%, 3/31/30	Japan	2,600,000	2,059,054
	senior note, 5.00%, 11/26/28	Japan	2,500,000	2,423,477

				8,149,975

	Pipelines 0.2%
	Energy Transfer LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,585,571

	Real Estate Management & Development 0.1%
	Simon Property Group LP, Sr. Unsecured, 2.20%, 2/01/31	United States	2,000,000	1,530,312

	Road & Rail 0.3%
	Burlington Northern Santa Fe LLC, senior bond, 4.90%, 4/01/44	United States	1,100,000	1,008,292
	senior bond, 4.15%, 4/01/45	United States	2,300,000	1,895,457
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,000,000	764,132

				3,667,881

	Software 0.3%
	ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	4,426,353

	Wireless Telecommunication Services 0.6%
	T-Mobile USA Inc., senior note, 3.75%, 4/15/27	United States	5,000,000	4,620,802
	senior secured bond, 3.875%, 4/15/30	United States	1,000,000	887,627
	Vodafone Group PLC, senior bond, 4.875%, 6/19/49	United Kingdom	1,000,000	788,843
	senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	2,177,338

				8,474,610

	Total Corporate Bonds & Notes (Cost $370,905,768)			312,626,612

	U.S. Government & Agency Securities 45.1%
	Federal Home Loan Mortgage Corp., 2.00%, 4/01/37	United States	5,125,278	4,527,214
	2.00%, 4/01/52	United States	5,271,984	4,283,814
	2.50%, 4/01/52	United States	13,869,912	11,681,828
	3.50%, 4/01/52	United States	3,288,003	2,967,812
	Federal National Mortgage Association,
	2.00%, 4/01/37	United States	5,051,548	4,462,202
	3.50%, 6/01/49	United States	658,734	603,120
	U.S. Treasury Bond,
	1.125%, 8/15/40	United States	3,700,000	2,294,144
	1.25%, 5/15/50	United States	21,443,000	12,011,849
	1.375%, 8/15/50	United States	41,500,000	24,053,789
	2.00%, 11/15/41	United States	40,450,000	28,976,263

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Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
2.00%, 2/15/50	United States	11,100,000	$7,632,551
2.25%, 8/15/46	United States	25,354,000	18,279,640
2.25%, 8/15/49	United States	2,050,000	1,500,344
2.75%, 8/15/42	United States	17,450,000	14,191,076
2.75%, 11/15/42	United States	7,100,000	5,758,211
3.00%, 11/15/44	United States	12,595,000	10,532,569
3.00%, 2/15/49	United States	7,293,000	6,227,681
U.S. Treasury Note,
0.25%, 6/30/25	United States	24,509,000	22,002,093
0.375%, 11/30/25	United States	91,791,000	81,398,179
0.375%, 1/31/26	United States	62,772,000	55,303,112
0.50%, 3/31/25	United States	51,900,000	47,356,723
0.875%, 6/30/26	United States	24,500,000	21,695,898
1.25%, 12/31/26	United States	81,600,000	72,496,500
1.25%, 8/15/31	United States	13,200,000	10,670,859
1.50%, 10/31/24	United States	5,750,000	5,438,467
2.125%, 2/29/24	United States	100,665,000	97,668,644
2.125%, 3/31/24	United States	28,000,000	27,117,344
2.75%, 8/15/32	United States	21,100,000	19,296,609
2.875%, 5/15/32	United States	2,600,000	2,404,391
3.25%, 6/30/27	United States	31,750,000	30,605,264

Total U.S. Government & Agency Securities (Cost $737,733,783)			653,438,190

Municipal Bonds 3.0%
Alabama 0.3%
Southeast Alabama Gas Supply District, Series 2018B, Monthly, VRDN, 2.568%, 6/01/49	United States	5,000,000	4,922,442

California 2.3%
California Health Facilities Financing Authority, State of California Personal Income Tax Revenue, 2.934%, 6/01/32	United States	530,000	439,392
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39	United States	12,580,000	9,328,568
Contra Costa Community College District, Refunding, 2.926%, 8/01/38	United States	4,000,000	3,045,226
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	7,200,000	6,258,060
San Bernardino Community College District,
Refunding, 2.686%,8/01/41	United States	6,140,000	4,290,595
Refunding, 2.856%,8/01/49	United States	3,575,000	2,316,227
State of California, 4.00%, 3/01/46	United States	2,500,000	2,290,457
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,465,951

			33,434,476

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	960,208

Texas 0.3%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32	United States	940,000	997,700
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44	United States	3,750,000	3,406,721

			4,404,421

Total Municipals (Cost $55,791,464)			43,721,547

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Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
Mortgage-Backed Securities 23.9%
Fannie Mae 7.3%
Federal Home Loan Mortgage Corp., 2.00%, 2/1/36	United States	209,608	$185,169
3.50%, 2/1/47	United States	1,549,822	1,428,192
3.50%, 3/1/48	United States	1,867,528	1,707,669
4.00%, 11/1/45	United States	2,673,748	2,542,788
3.50%, 2/1/47	United States	2,876,977	2,645,542
3.50%, 3/1/48	United States	3,808,688	3,482,680
3.00%, 6/1/37	United States	4,550,419	4,233,184
2.00%, 1/1/37	United States	2,250,079	1,987,585
2.00%, 4/1/37	United States	5,114,230	4,517,475
2.50%, 4/1/37	United States	5,132,714	4,655,261
2.00%, 5/1/37	United States	5,167,910	4,564,867
4.00%, 5/1/50	United States	6,119,003	5,783,064
4.00%, 6/1/48	United States	5,564,664	5,275,528
3.00%, 3/1/50	United States	15,472,341	13,702,011
3.00%, 3/1/50	United States	6,058,381	5,358,343
2.00%, 6/1/37	United States	7,268,101	6,419,956
2.00%, 1/1/52	United States	18,791,837	15,257,840
2.50%, 12/1/51	United States	3,689,402	3,109,833
2.00%, 12/1/51	United States	5,680,740	4,609,755
2.00%, 2/1/52	United States	584,323	474,429
2.50%, 5/1/37	United States	5,633,733	5,109,661
2.00%, 8/1/52	United States	4,327,168	3,513,356
4.50%, 8/1/52	United States	5,371,843	5,136,979

			105,701,167

Freddie Mac 12.1%
Federal National Mortgage Association, 2.00%, 10/15/52	United States	10,035,000	8,127,566
2.00%, 7/1/51	United States	22,648,062	18,456,528
2.50%, 7/1/51	United States	7,529,756	6,360,240
2.50%, 12/1/51	United States	16,645,622	14,036,024
2.50%, 2/1/52	United States	1,682,169	1,417,719
5.00%, 10/15/52	United States	4,340,000	4,228,810
2.50%, 8/1/51	United States	4,704,895	3,972,892
3.50%, 6/1/52	United States	3,582,018	3,232,827
4.00%, 6/1/52	United States	2,090,904	1,944,398
4.50%, 7/1/47	United States	5,676,036	5,509,623
4.50%, 12/1/48	United States	4,187,706	4,092,785
4.50%, 5/1/48	United States	2,886,628	2,817,579
3.50%, 8/1/49	United States	10,866,126	9,923,763
4.50%, 2/1/50	United States	1,727,742	1,669,003
3.00%, 9/1/50	United States	5,191,975	4,594,307
4.00%, 2/1/49	United States	440,172	417,195
3.00%, 4/1/50	United States	6,407,386	5,678,146
2.00%, 7/1/36	United States	9,896,355	8,742,300
2.50%, 7/1/36	United States	6,947,148	6,320,686
2.00%, 8/1/51	United States	14,896,233	12,134,752
3.00%, 11/1/51	United States	5,826,000	5,105,190
2.00%, 5/1/36	United States	11,479,320	10,140,836
2.00%, 3/1/52	United States	8,311,943	6,759,775
2.00%, 4/1/37	United States	4,486,427	3,962,929
2.50%, 4/1/37	United States	653,043	593,303
2.00%, 5/1/37	United States	5,145,553	4,545,119
2.00%, 1/1/52	United States	5,663,775	4,593,385
2.00%, 2/1/52	United States	5,685,116	4,619,451
2.00%, 2/1/52	United States	5,681,052	4,607,324
2.00%, 6/1/37	United States	1,569,519	1,386,365
4.00%, 8/1/52	United States	5,033,508	4,677,899

			174,668,719

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Ginnie Mae 4.5%
	Government National Mortgage Association,
	2.00%, 10/15/52	United States	4,892,000	$4,075,265
	2.50%, 4/20/52	United States	9,855,836	8,488,287
	2.00%, 4/20/52	United States	25,910,820	21,650,953
	2.00%, 5/20/52	United States	13,984,629	11,688,299
	2.00%, 6/20/52	United States	5,559,593	4,647,123
	2.50%, 6/20/52	United States	15,430,463	13,311,422
	3.00%, 6/20/52	United States	1,528,176	1,354,812

				65,216,161

	Total Mortgage-Backed Securities (Cost $386,348,564)	.		345,586,047

	Foreign Government and Agency Securities 1.6%
	Chile 0.1%
	Chile Government International Bond, Sr. Unsecured note, 3.500%, 1/25/50	Chile	1,100,000	751,306

	Panama 0.4%
	Panama Notas del Tesoro, senior note, 3.750%, 4/17/26	Panama	5,950,000	5,662,912

	Peru 0.3%
	Peruvian Government International Bond, senior bond, 2.783%, 1/23/31	Peru	5,850,000	4,646,587

	Romania 0.1%
a	Romanian Government International Bond, senior bond, 144A, 5.125%, 6/15/48	Romania	2,270,000	1,586,685

	South Korea 0.1%
a	Korea Electric Power Corp., Sr. Unsecured, 144A, 5.375%, 4/06/26	South Korea	1,600,000	1,600,918

	Supranational 0.6%
a	African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29	Supranational	6,100,000	5,125,830
a	Banque Ouest Africaine de Developpement, Sr. Unsecured note, 144A, 5.000%, 7/27/27	Supranational	3,800,000	3,486,690

				8,612,520

	Total Foreign Government and Agency Securities (Cost $28,285,363)			22,860,928

	Asset-Backed Securities 3.0%
	BANK 2021-BNK33, Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,274,355
	BANK 2022-BNK40, Series 2022-BN40, Class A4, 3.507%, 3/15/64	United States	2,800,000	2,438,761
	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%,12/15/54	United States	2,780,000	2,267,364
	Series 2022-B32, Class A5, 3.002%,1/15/55	United States	5,560,000	4,652,983
a	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class A, 144A, 3.507%, 10/15/36	United States	3,090,000	2,951,127
	BX Commercial Mortgage Trust,
	[a] Series 2019-XL, Class A, 144A, 3.738%,10/15/36	United States	3,792,238	3,738,047
	[a] Series 2021-VOLT, Class B, 144A, 3.768%,9/15/36	United States	3,190,000	2,997,326
	[a] Series 2022-LP2, CLass A, 144A, 3.935%,2/15/39	United States	2,988,240	2,874,564
a	BX Trust, Series 2022-IND, Class A, 144A, 4.413%, 4/15/37	United States	5,110,000	4,972,212
a	DBCG Mortgage Trust, Series 2017-BBG, Class A, 144A, 3.518%, 6/15/34	United States	7,190,000	7,009,665
	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%, 10/15/24	United States	1,610,000	1,609,203

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Franklin U.S. Core Bond ETF (continued)

Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
a	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 144A, 1.91%, 10/20/61	United States	6,660,000	$5,646,899

	Total Asset-Backed Securities (Cost $47,139,422)			43,432,506

	Total Investments before Short Term Investments (Cost $1,626,204,364)			1,421,665,830

	Short-Term Investments 2.4%
	Money Market Funds 2.4%
b,c	Institutional Fiduciary Trust Portfolio, 2.45%	United States	34,495,264	34,495,264

	Total Short-Term Investments (Cost $34,495,264)			34,495,264

	Total Investments (Cost $1,660,699,628) 100.6%			1,456,161,094
	Other Assets, less Liabilities (0.6)%			(9,094,322)

	Net Assets 100.0%			$1,447,066,772

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $102,427,013, representing 7.1% of net assets.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(d) regarding investments in affiliated management investment companies.

At September 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Over the counter Swap Contracts Contracts to Sell Protection[a,b]
Long: s25995201 CDS USD R F 1.00000 Mexico Government International Bond	1%	Quarterly	6/20/26	$5,200,000	$(99,380)	$14,678	$(114,058)

							$(114,058)

aPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.

bThe Fund enters contracts to sell protection to create a long credit position.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	80	$8,600,625	12/30/22	$(73,679)

*As of period end.

See Note 11 regarding other derivative information.

See Abbreviations on page 223.

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Financial Highlights

Franklin U.S. Low Volatility ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$49.07	$43.69	$30.93	$33.61	$30.03	$26.97

Income from investment operations[b]:

Net investment income[c]	0.41	0.70	0.67	0.64	0.52	0.45

Net realized and unrealized gains (losses)	(7.56)	5.39	12.73	(2.84)	3.88	3.06

Total from investment operations	(7.15)	6.09	13.40	(2.20)	4.40	3.51

Less distributions from:

Net investment income	(0.39)	(0.71)	(0.64)	(0.48)	(0.47)	(0.45)

Net realized gains	—	—	—	—	(0.35)	—

Total Distributions	(0.39)	(0.71)	(0.64)	(0.48)	(0.82)	(0.45)

Net asset value, end of period	$41.53	$49.07	$43.69	$30.93	$33.61	$30.03

Total return[d]	(14.61)%	13.98%	43.52%	(6.74)%	14.98%	13.08%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.29%	0.33%	0.37%	0.57%	1.12%	2.11%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.29%	0.33%	0.50%	0.50%

Net investment income	1.75%	1.47%	1.71%	1.75%	1.64%	1.56%

Supplemental data

Net assets, end of period (000’s)	$118,364	$134,935	$139,822	$74,223	$13,443	$6,005

Portfolio turnover rate[f]	13.76% [g]	21.90% [g]	40.54% [g]	32.61% [g]	46.90%	65.68%

aEffective August 1, 2022, Formerly, Franklin Liberty U.S. Low Volatility ETF was renamed Franklin U.S. Low Volatility ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	13.76%	21.90%	40.54%	32.61%

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Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.0%
	Communication Services 7.0%
a	Alphabet Inc., A	13,024	$1,245,746
	AT&T Inc.	80,096	1,228,673
	Comcast Corp., A	38,956	1,142,580
a	Liberty Broadband Corp.	14,823	1,093,937
	TELUS Corp.	61,778	1,226,911
	Verizon Communications Inc.	32,551	1,235,961
a	Walt Disney Co.	12,297	1,159,976

			8,333,784

	Consumer Discretionary 12.0%
a	Amazon.com Inc.	11,109	1,255,317
	Dollar General Corp.	5,622	1,348,493
	McDonald’s Corp.	5,372	1,239,535
	NIKE Inc., B	12,880	1,070,586
a	NVR Inc.	334	1,331,685
a	O’Reilly Automotive Inc.	1,987	1,397,557
	Starbucks Corp.	14,986	1,262,720
	Target Corp.	8,380	1,243,508
	The Home Depot Inc.	4,924	1,358,729
	The TJX Cos Inc.	21,210	1,317,565
	Tractor Supply Co.	7,155	1,329,971

			14,155,666

	Consumer Staples 6.4%
	Coca-Cola Co.	27,279	1,528,170
	Colgate-Palmolive Co.	21,530	1,512,483
	Mondelez International Inc., A	27,103	1,486,057
	PepsiCo Inc.	9,698	1,583,295
	The Procter & Gamble Co.	11,859	1,497,199

			7,607,204

	Energy 4.6%
	Chevron Corp.	12,467	1,791,134
a	DTE Midstream LLC	34,819	1,806,758
	Exxon Mobil Corp.	20,988	1,832,462

			5,430,354

	Financials 11.2%
	Arthur J Gallagher & Co.	8,036	1,375,924
	BlackRock Inc.	2,296	1,263,443
	Intercontinental Exchange Inc.	15,117	1,365,821
	JPMorgan Chase & Co.	12,332	1,288,694
	MetLife Inc.	21,990	1,336,552
	Nasdaq Inc.	23,999	1,360,263
	S&P Global Inc.	4,228	1,291,020
	The Progressive Corp.	11,451	1,330,721
	The Travelers Companies Inc.	8,872	1,359,190
	US Bancorp	31,581	1,273,346

			13,244,974

	Health Care 14.5%
	Abbott Laboratories	15,722	1,521,261
	AbbVie Inc.	11,471	1,539,523
	Amgen Inc.	7,092	1,598,537
	Becton Dickinson and Co.	6,498	1,447,949
	Bristol-Myers Squibb Co.	23,314	1,657,392
	Danaher Corp.	5,867	1,515,387
	Johnson & Johnson	9,842	1,607,789

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Medtronic PLC	18,248	$1,473,526
	Merck & Co. Inc.	18,888	1,626,635
	Quest Diagnostics Inc.	13,030	1,598,651
	UnitedHealth Group Inc.	3,126	1,578,755

			17,165,405

	Industrials 10.0%
	AMETEK Inc.	9,122	1,034,526
	General Dynamics Corp.	4,803	1,019,052
	Honeywell International Inc.	6,156	1,027,867
	Huntington Ingalls Industries Inc.	4,686	1,037,949
	IDEX Corp.	5,251	1,049,412
	Illinois Tool Works Inc.	5,569	1,006,040
	Lockheed Martin Corp.	2,640	1,019,806
	Republic Services Inc.	7,532	1,024,653
	Roper Technologies Inc.	4,514	1,623,415
	Union Pacific Corp.	5,085	990,660
	Verisk Analytics Inc.	5,968	1,017,723

			11,851,103

	Information Technology 24.4%
	Accenture PLC, A	6,276	1,614,815
	Amphenol Corp., A	23,589	1,579,520
	Analog Devices Inc.	11,536	1,607,426
a	ANSYS Inc.	7,149	1,584,933
	Apple Inc.	11,172	1,543,970
	Automatic Data Processing Inc.	7,322	1,656,163
a	Black Knight Inc.	27,379	1,772,242
	Cisco Systems Inc.	39,861	1,594,440
	Fidelity National Information Services Inc.	20,949	1,583,116
	International Business Machines Corp.	13,512	1,605,361
	Intuit Inc.	4,074	1,577,942
a	Keysight Technologies Inc.	10,400	1,636,544
	Mastercard Inc., A	5,496	1,562,733
	Microsoft Corp.	7,059	1,644,041
	Oracle Corp.	24,989	1,526,078
a	Synopsys Inc.	5,439	1,661,669
	Texas Instruments Inc.	10,381	1,606,771
	Visa Inc., A	8,937	1,587,658

			28,945,422

	Materials 2.7%
	Air Products and Chemicals Inc.	4,614	1,073,816
	Ecolab Inc.	7,200	1,039,824
	Linde PLC	4,036	1,088,065

			3,201,705

	Real Estate 3.2%
	Crown Castle Inc.	8,371	1,210,028
	Equinix Inc.	2,185	1,242,916
	Public Storage	4,378	1,281,922

			3,734,866

	Utilities 3.0%
	American Electric Power Co. Inc.	10,116	874,528
	Dominion Energy Inc.	12,599	870,717
	Duke Energy Corp.	9,576	890,759

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Low Volatility ETF (continued)

			Shares	Value
	Common Stocks (continued)

	Utilities (continued)

	NextEra Energy Inc.		11,778	$923,513

				3,559,517

	Total Common Stocks (Cost $119,637,812)			117,230,000

	Total Investments before Short Term Investments (Cost $119,637,812)			117,230,000

		Country	Principal Amount*
	Short-Term Investments 0.9%
	U.S. Government & Agency Securities 0.9%
b	Federal Home Loan Bank Discount Notes, 10/03/22	United States	$1,065,000	1,065,000

	Total Short-Term Investments (Cost $1,064,846)			1,065,000

	Total Investments (Cost $120,702,658) 99.9%			118,295,000
	Other Assets, less Liabilities 0.1%			69,471

	Net Assets 100.0%			$118,364,471

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Treasury Bond ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.67	$23.83	$25.00

Income from investment operations[c]:

Net investment income[d]	0.15	0.18	0.11

Net realized and unrealized gains (losses)	(1.78)	(0.96)	(0.94)

Total from investment operations	(1.63)	(0.78)	(0.83)

Less distributions from net investment income	(0.23)	(0.38)	(0.34)

Net asset value, end of period	$20.81	$22.67	$23.83

Total return[e]	(7.22)%	(3.35)%	(3.36)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.28%	0.50%

Expenses net of waiver and payments by affiliates	0.08%	0.09%	0.09%

Net investment income	1.39%	0.77%	0.54%

Supplemental data

Net assets, end of period (000’s)	$363,055	$403,543	$418,199

Portfolio turnover rate[g]	79.34% [h]	13.86% [h]	102.09% [h]

aEffective August 1, 2022, Formerly, Franklin Liberty U.S. Treasury Bond ETF was renamed Franklin U.S. Treasury Bond ETF.

bFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	79.34%	13.86%	102.09%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Treasury Bond ETF

	Country	Principal Amount	Value
U.S. Government & Agency Securities 91.7%
U.S. Treasury Bond,
1.375%, 11/15/40	United States	3,795,000	$2,455,558
1.875%, 11/15/51	United States	6,712,000	4,441,718
2.00%, 8/15/51	United States	26,448,000	18,077,621
2.375%, 2/15/42	United States	24,716,000	18,950,220
2.875%, 5/15/49	United States	4,980,000	4,154,507
3.00%, 5/15/42	United States	17,320,000	14,748,386
U.S. Treasury Note,
0.25%, 7/31/25	United States	15,300,000	13,678,260
0.375%, 1/31/26	United States	15,900,000	14,008,148
0.375%, 9/30/27	United States	11,640,000	9,713,489
0.50%, 6/30/27	United States	14,175,000	12,003,899
0.50%, 1/15/28	United States	5,885,537	5,464,936
0.625%, 12/31/27	United States	8,100,000	6,796,090
0.625%, 8/15/30	United States	5,450,000	4,271,650
0.75%, 8/31/26	United States	1,795,000	1,574,622
0.75%, 1/31/28	United States	10,000,000	8,420,703
1.125%, 2/29/28	United States	5,367,000	4,607,444
1.125%, 2/15/31	United States	8,210,000	6,650,421
1.25%, 8/31/24	United States	2,670,000	2,524,089
1.25%, 4/30/28	United States	18,200,000	15,662,664
1.25%, 8/15/31	United States	13,400,000	10,832,539
1.375%, 12/31/28	United States	16,000,000	13,698,125
1.375%, 11/15/31	United States	8,130,000	6,607,689
1.50%, 9/30/24	United States	12,610,000	11,956,595
1.50%, 11/30/24	United States	14,631,000	13,805,149
1.625%, 8/15/29	United States	2,600,000	2,242,805
1.75%, 7/31/24	United States	7,080,000	6,767,761
1.875%, 7/31/26	United States	6,500,000	5,976,191
1.875%, 2/15/32	United States	8,500,000	7,204,414
2.125%, 9/30/24	United States	9,390,000	9,013,666
2.125%, 11/30/24	United States	12,920,000	12,352,731
2.25%, 10/31/24	United States	10,600,000	10,180,555
2.375%, 2/29/24	United States	43,189,000	42,055,289
2.375%, 5/15/27	United States	11,000,000	10,198,203
2.875%, 8/15/28	United States	1,764,000	1,655,404

Total U.S. Government & Agency Securities (Cost $355,824,311)			332,751,541

Total Investments before Short Term Investments (Cost $355,824,311)			332,751,541

Short-Term Investments 0.5%
Money Market Funds 0.5%
United States 0.5%
[a,b] Institutional Fiduciary Trust Portfolio, 2.45%	United States	1,813,760	1,813,760

Total Short-Term Investments (Cost $1,813,760)			1,813,760

Total Investments (Cost $357,638,071) 92.2%			334,565,301
Other Assets, less Liabilities 7.8%			28,489,405

Net Assets 100.0%			$363,054,706

aThe rate shown is the annualized seven-day effective yield at period end.

bSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Ultra Short Bond ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.55	$24.88	$25.00

Income from investment operations[c]:

Net investment income[d]	0.15	0.14	0.10

Net realized and unrealized gains (losses)	(0.17)	(0.33)	0.13

Total from investment operations	(0.02)	(0.19)	0.23

Less distributions from:

Net investment income	(0.14)	(0.14)	(0.33)

Net realized gains	—	—	(0.02)

Total Distributions	(0.14)	(0.14)	(0.35)

Net asset value, end of period	$24.39	$24.55	$24.88

Total return[e]	(0.08)%	(0.78)%	0.91%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.15%	1.71%	4.17%

Expenses net of waiver and payments by affiliates	0.13%	0.15%	0.15%

Net investment income	1.23%	0.55%	0.58%

Supplemental data

Net assets, end of period (000’s)	$2,439	$3,682	$2,488

Portfolio turnover rate[g]	11.61% [h]	24.71% [h]	10.49% [h]

aEffective August 1, 2022, Formerly, Franklin Liberty Ultra Short Bond ETF was renamed Franklin Ultra Short Bond ETF.

bFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	11.61%	24.17%	10.49%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Ultra Short Bond ETF

		Country	Principal Amount	Value
	Corporate Bonds & Notes 77.8%
	Aerospace & Defense 4.1%
	Boeing Co., 1.167%, 2/04/23	United States	100,000	$98,781

	Auto Manufacturers 8.0%
	General Motors Financial Co. Inc., 1.70%, 8/18/23	United States	100,000	97,063
a	Hyundai Capital America, 144A, 2.375%, 2/10/23	United States	100,000	99,140

				196,203

	Banks 24.4%
	Bank of Montreal, 3.547%, 3/10/23	Canada	50,000	49,999
	Canadian Imperial Bank of Commerce, 3.75%, 3/17/23	Canada	50,000	50,000
	Goldman Sachs Group Inc.,
	3.708% to 11/23/22, FRN thereafter, 2/23/23	United States	50,000	49,984
	senior unsecured note, 3.23% to 11/17/22, FRN thereafter, 11/17/23	United States	100,000	99,752
	Morgan Stanley, 0.731% to 4/05/23, FRN thereafter, 4/05/24	United States	100,000	97,606
	Sumitomo Mitsui Financial Group Inc., senior note, 3.478% to 10/18/22, FRN thereafter, 1/17/23	Japan	50,000	50,031
	Toronto-Dominion Bank, Sr. Unsecured, MTN, 4.285%, 9/13/24	Canada	100,000	98,571
	Westpac Banking Corp., 3.78% to 5/28/19, FRN thereafter, 2/26/24	Australia	100,000	100,277

				596,220

	Biotechnology 2.0%
	Royalty Pharma PLC, 0.75%, 9/02/23	United States	50,000	47,904

	Chemicals 1.1%
	LYB International Finance B.V., 4.00%, 7/15/23	Netherlands	28,000	27,844

	Diversified Financial Services 2.0%
	Capital One Financial Corp., 2.60%, 5/11/23	United States	50,000	49,437

	Electric Utilities 2.0%
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	50,000	47,681

	Entertainment 2.0%
a	Warnermedia Holdings Inc., 144A, 3.428%, 3/15/24	United States	50,000	48,337

	Healthcare-Products 3.9%
	Thermo Fisher Scientific Inc., 0.797%, 10/18/23	United States	100,000	96,257

	Insurance 3.9%
a	Brighthouse Financial Global Funding, secured note, Secured, 144A, 1.20%, 12/15/23	United States	100,000	95,441

	Internet 4.1%
	eBay Inc., senior note, 3.676%, 1/30/23	United States	100,000	100,075

	Miscellaneous Manufacturing 6.1%
	General Electric Co., 4.293% to 9/16/18, FRN thereafter, 3/15/23	United States	50,000	49,883
	Parker-Hannifin Corp., Sr. Unsecured, 3.65%, 6/15/24	United States	100,000	97,879

				147,762

	Oil & Gas Services 2.0%
a	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	49,967

	Pharmaceuticals 2.0%
	AbbVie Inc., 3.634%, 11/21/22	United States	50,000	49,978

	Pipelines 4.1%
	Energy Transfer LP, 3.60%, 2/01/23	United States	50,000	49,797
a	Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	50,039

				99,836

	Retail 2.0%
	Walgreens Boots Alliance Inc., Sr. Unsecured, 0.95%, 11/17/23	United States	50,000	47,895

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Ultra Short Bond ETF (continued)

		Country	Principal Amount	Value
	Corporate Bonds & Notes (continued)
	Transportation 4.1%
a	Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	United States	100,000	$98,964

	Total Corporate Bonds & Notes (Cost $1,935,909)			1,898,582

	Asset-Backed Securities 8.2%
	Citibank Credit Card Issuance Trust, Series 2017-A5, A5, 3.672%, 4/22/26	United States	100,000	100,033
	Discover Card Execution Note Trust, Series 2017-A5, A5, 3.418%, 12/15/26	United States	100,000	100,008

	Total Asset-Backed Securities (Cost $200,922)			200,041

	Total Investments before Short Term Investments (Cost $2,136,831)			2,098,623

	Short-Term Investments 13.6%
	Money Market Funds 13.6%
	United States 13.6%
b,c	Institutional Fiduciary Trust Portfolio, 2.45%	United States	331,066	331,066

	Total Short-Term Investments (Cost $331,066)			331,066

	Total Investments (Cost $2,467,897) 99.6%			2,429,689
	Other Assets, less Liabilities 0.4%			9,460

	Net Assets 100.0%			$2,439,149

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $489,569, representing 20.1% of net assets.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 223.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2022 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$11,578,381	$2,856,409	$13,919,783	$7,706,465
Cost – Non-controlled affiliates (Note 3d)	—	2,910	—	—
Value – Unaffiliated issuers	$8,006,231	$2,364,367	$10,280,777	$6,762,440
Value – Non-controlled affiliates (Note 3d)	—	2,910	—	—
Cash	181,777	778	108,586	2,202
Foreign currency, at value (cost $1,038)	—	1,021	—	—
Receivables:
Dividends	2,465	164	4,152	2,728
Other assets	—	14	13	14

Total assets	8,190,473	2,369,254	10,393,528	6,767,384

Liabilities:
Payables:
Management fees	3,654	1,020	4,525	3,008

Total liabilities	3,654	1,020	4,525	3,008

Net assets, at value	$8,186,819	$2,368,234	$10,389,003	$6,764,376

Net assets consist of:
Paid-in capital	$22,723,882	$3,779,731	$22,092,685	$8,209,903
Total distributable earnings (loss)	(14,537,063)	(1,411,497)	(11,703,682)	(1,445,527)

Net assets, at value	$8,186,819	$2,368,234	$10,389,003	$6,764,376

Shares outstanding	400,000	150,000	350,000	200,000

Net asset value per share	$20.47	$15.79	$29.68	$33.82

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin Dynamic Municipal Bond ETF	Franklin High Yield Corporate ETF	Franklin International Aggregate Bond ETF	Franklin Municipal Green Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$99,729,625	$206,380,261	$199,390,921	$112,966,243
Cost – Non-controlled affiliates (Note 3d)	—	10,323,509	17,182,518	—
Value – Unaffiliated issuers	$89,691,214	$174,479,074	$153,912,242	$98,178,941
Value – Non-controlled affiliates (Note 3d)	—	10,325,000	17,185,000	—
Cash	1,373,908	71,696	113,157	319,945
Foreign currency, at value (cost $5,973,200)	—	—	6,295,073	—
Receivables:
Dividends and interest	1,007,494	3,061,220	919,682	1,230,735
Investment securities sold	—	34,798,623	—	—
Unrealized appreciation on OTC forward exchange contracts	—	—	10,717,565	—
Other assets	—	14	14	—

Total assets	92,072,616	222,735,627	189,142,733	99,729,621

Liabilities:
Payables:
Investment securities purchased	796,191	932,142	—	—
Capital shares redeemed	2,280,356	34,446,976	—	—
Management fees	15,873	75,172	39,018	21,242
Transfer agent fees	6,017	—	—	6,017
Trustees’ fees and expenses	—	—	—	572
Custodian fees	684	—	—	907
Professional fees	18,766	—	—	38,059
Reports to shareholders	3,699	—	—	3,533
Registration and filing fees	4,812	—	—	2,372
Unrealized depreciation on OTC forward exchange contracts	—	—	19,172	—
Accrued expenses and other liabilities	12,346	—	—	12,709

Total liabilities	3,138,744	35,454,290	58,190	85,411

Net assets, at value	$88,933,872	$187,281,337	$189,084,543	$99,644,210

Net assets consist of:
Paid-in capital	$99,965,676	$238,796,013	$212,912,068	$118,798,722
Total distributable earnings (loss)	(11,031,804)	(51,514,676)	(23,827,525)	(19,154,512)

Net assets, at value	$88,933,872	$187,281,337	$189,084,543	$99,644,210

Shares outstanding	3,900,000	8,700,000	8,450,000	4,450,000

Net asset value per share	$22.80	$21.53	$22.38	$22.39

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin Investment Grade Corporate ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$669,202,692	$218,078,874	$54,263,616	$1,626,204,364
Cost – Non-controlled affiliates (Note 3d)	24,426,471	16,037,683	—	34,495,264
Value – Unaffiliated issuers	$548,026,737	$201,079,969	$51,456,424	$1,421,665,830
Value – Non-controlled affiliates (Note 3d)	24,430,000	16,040,000	—	34,495,264
Cash	225,820	748,353	39,922,717	4,479,649
Foreign currency, at value (cost $181,163)	—	—	180,439	—
Receivables:
Dividends and interest	5,692,385	1,352,425	124,906	8,412,824
Investment securities sold	—	1,431,928	—	21,471,948
Variation margin on futures contracts	45,808	—	—	—
Deposits with brokers for:
Futures contracts	358,499	—	5,090,986	120,001
OTC swap contracts premiums paid	—	—	—	14,678
Unrealized appreciation on OTC forward exchange contracts	—	—	728,444	—
Unrealized appreciation on OTC swap contracts	—	—	4,311,435	—
Other assets	14	15	14	11

Total assets	578,779,263	220,652,690	101,815,365	1,490,660,205

Liabilities:
Payables:
Investment securities purchased	—	1,944,930	4	43,193,504
Management fees	171,796	82,544	53,036	173,753
Transfer agent fees	—	—	3,136	—
Custodian fees	—	—	482	—
Professional fees	—	—	333	—
Variation margin on futures contracts	—	—	385,336	112,118
Unrealized depreciation on OTC forward exchange contracts	—	—	385,207	—
Unrealized depreciation on OTC swap contracts	—	—	—	114,058
Accrued expenses and other liabilities	—	—	770	—

Total liabilities	171,796	2,027,474	828,304	43,593,433

Net assets, at value	$578,607,467	$218,625,216	$100,987,061	$1,447,066,772

Net assets consist of:
Paid-in capital	$777,549,570	$239,375,597	$110,452,967	$1,741,551,896
Total distributable earnings (loss)	(198,942,103)	(20,750,381)	(9,465,906)	(294,485,124)

Net assets, at value	$578,607,467	$218,625,216	$100,987,061	$1,447,066,772

Shares outstanding	28,350,000	9,450,000	4,700,000	69,000,000

Net asset value per share	$20.41	$23.13	$21.49	$20.97

*Consolidated financial statements. See Notes 13.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$119,637,812	$355,824,311	$2,136,831
Cost – Non-controlled affiliates (Note 3d)	1,064,846	1,813,760	331,066
Value – Unaffiliated issuers	$117,230,000	$332,751,541	$2,098,623
Value – Non-controlled affiliates (Note 3d)	1,065,000	1,813,760	331,066
Cash	14,016	—	—
Receivables:
Capital shares sold	—	20,807,270	—
Dividends and interest	115,921	1,289,294	9,673
Investment securities sold	2,077,698	99,315,444	—
Other assets	252	14	14

Total assets	120,502,887	455,977,323	2,439,376

Liabilities:
Payables:
Investment securities purchased	—	92,897,224	—
Capital shares redeemed	2,107,774	—	—
Management fees	30,642	24,815	214
Funds advanced by custodian	—	578	13

Total liabilities	2,138,416	92,922,617	227

Net assets, at value	$118,364,471	$363,054,706	$2,439,149

Net assets consist of:
Paid-in capital	$122,090,732	$436,981,125	$2,518,804
Total distributable earnings (loss)	(3,726,261)	(73,926,419)	(79,655)

Net assets, at value	$118,364,471	$363,054,706	$2,439,149

Shares outstanding	2,850,000	17,450,000	100,000

Net asset value per share	$41.53	$20.81	$24.39

188	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2022 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$34,106	$—	$4,686	$23,940
Interest:
Unaffiliated issuers	—	1,322,625	—	—

Total investment income	34,106	1,322,625	4,686	23,940

Expenses:
Management fees (Note 3a)	30,892	273,783	6,777	30,771
Transfer agent fees	—	6,017	—	—
Custodian fees	—	764	—	—
Reports to shareholders	—	2,298	—	—
Registration and filing fees	—	5,606	—	—
Professional fees	—	16,980	—	—
Trustee fees (Note 3a)	—	1,417	—	—
Other	—	6,388	—	—

Total expenses	30,892	313,253	6,777	30,771
Expenses waived/paid by affiliates (Note 3c)	—	(181,838)	(76)	—

Net expenses	30,892	131,415	6,701	30,771

Net investment income	3,214	1,191,210	(2,015)	(6,831)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,054,089)	(845,370)	(364,585)	(1,640,199)
In-kind redemptions	(1,618,133)	—	—	(364,779)
Foreign currency transactions	(252)	—	(142)	289

Net realized gain (loss)	(4,672,474)	(845,370)	(364,727)	(2,004,689)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,414,946)	(6,358,197)	(682,123)	(842,577)
Translation of other assets and liabilities denominated in foreign currencies	(49)	—	(27)	(27)

Net change in unrealized appreciation (depreciation)	(1,414,995)	(6,358,197)	(682,150)	(842,604)

Net realized and unrealized gain (loss)	(6,087,469)	(7,203,567)	(1,046,877)	(2,847,293)

Net increase (decrease) in net assets resulting from operations	$(6,084,255)	$(6,012,357)	$(1,048,892)	$(2,854,124)

[a]Foreign taxes withheld on dividends	$50	$—	$—	$682

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin High Yield Corporate ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$—	$20,364	$—	$—
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	7,251,883	—	905,474	12,844,998

Total investment income	7,251,883	20,364	905,474	12,844,998

Expenses:
Management fees (Note 3a)	517,461	21,067	243,085	1,381,553

Total expenses	517,461	21,067	243,085	1,381,553

Net investment income	6,734,422	(703)	662,389	11,463,445

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,088,010)	(286,239)	(2,392,584)	(16,402,629)
In-kind redemptions	(17,063,902)	453,481	—	(51,941,965)
Foreign currency transactions	—	(181)	(2,541,573)	—
Forward exchange contracts	—	—	19,702,306	—
Futures contracts	—	—	—	2,070,832

Net realized gain (loss)	(18,151,912)	167,061	14,768,149	(66,273,762)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(15,585,806)	(3,041,948)	(29,822,091)	(49,216,472)
Translation of other assets and liabilities denominated in foreign currencies	—	(15)	847,573	—
Futures contracts	—	—	—	114,485
Forward exchange contracts	—	—	5,944,270	—
Change in deferred taxes on unrealized appreciation	—	—	1,629	—

Net change in unrealized appreciation (depreciation)	(15,585,806)	(3,041,963)	(23,028,619)	(49,101,987)

Net realized and unrealized gain (loss)	(33,737,718)	(2,874,902)	(8,260,470)	(115,375,749)

Net increase (decrease) in net assets resulting from operations	$(27,003,296)	$(2,875,605)	$(7,598,081)	$(103,912,304)

[a]Foreign taxes withheld on dividends	$—	$1,395	$—	$—
[b]Foreign taxes withheld on interest	—	—	209	(223)

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$—	$6,494,521	$664,375	$163,405
Interest:
Unaffiliated issuers	1,340,667	37,261	—	17,461,190

Total investment income	1,340,667	6,531,782	664,375	17,624,595

Expenses:
Management fees (Note 3a)	328,615	547,889	276,101	1,113,581
Transfer agent fees	6,017	—	3,761	—
Custodian fees	894	—	591	—
Reports to shareholders	2,407	—	—	—
Registration and filing fees	4,786	—	—	—
Professional fees	64,813	—	—	—
Trustee fees (Note 3a)	2,698	—	—	—
Other	6,497	7,589	—	—

Total expenses	416,727	555,478	280,453	1,113,581
Expenses waived/paid by affiliates (Note 3c)	(257,158)	—	(18,911)	(54,289)

Net expenses	159,569	555,478	261,542	1,059,292

Net investment income	1,181,098	5,976,304	402,833	16,565,303

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,089,130)	(3,124,018)	1,311,680	(50,312,155)
Foreign currency transactions	—	—	(34,293)	—
Forward exchange contracts	—	—	729,632	—
Futures contracts	—	—	(1,004,814)	345,524
Swap contracts	—	—	—	43,134

Net realized gain (loss)	(2,089,130)	(3,124,018)	1,002,205	(49,923,497)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(8,815,611)	(13,753,642)	(6,280,312)	(113,607,188)
Translation of other assets and liabilities denominated in foreign currencies	—	—	(13,382)	—
Futures contracts	—	—	555,160	(189,660)
Swap contracts	—	—	4,311,435	(96,030)
Forward exchange contracts	—	—	69,755	—

Net change in unrealized appreciation (depreciation)	(8,815,611)	(13,753,642)	(1,357,344)	(113,892,878)

Net realized and unrealized gain (loss)	(10,904,741)	(16,877,660)	(355,139)	(163,816,375)

Net increase (decrease) in net assets resulting from operations	$(9,723,643)	$(10,901,356)	$47,694	$(147,251,072)

[a]Foreign taxes withheld on dividends	$—	$—	$33,369	$—

*Consolidated financial statements. See Notes 13.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,316,699	$34,121	$1,378
Interest:
Unaffiliated issuers	5,813	2,353,932	16,905
Inflation principle adjustments	—	285,051	—

Total investment income	1,322,512	2,673,104	18,283

Expenses:
Management fees (Note 3a)	187,779	163,350	2,015

Total expenses	187,779	163,350	2,015
Expenses waived/paid by affiliates (Note 3c)	—	(15,858)	(282)

Net expenses	187,779	147,492	1,733

Net investment income	1,134,733	2,525,612	16,550

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,234,358)	(37,542,525)	(23,277)
In-kind redemptions	303,201	—	—
Foreign currency transactions	(110)	—	—

Net realized gain (loss)	(931,267)	(37,542,525)	(23,277)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(20,602,411)	7,435,629	3,670
Translation of other assets and liabilities denominated in foreign currencies	(938)	—	—

Net change in unrealized appreciation (depreciation)	(20,603,349)	7,435,629	3,670

Net realized and unrealized gain (loss)	(21,534,616)	(30,106,896)	(19,607)

Net increase (decrease) in net assets resulting from operations	$(20,399,883)	$(27,581,284)	$(3,057)

[a]Foreign taxes withheld on dividends	$4,585	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Dynamic Municipal Bond ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,214	$(136,756)	$1,191,210	$1,338,701
Net realized gain (loss)	(4,672,474)	(3,530,248)	(845,370)	(4,924)
Net change in unrealized appreciation (depreciation)	(1,414,995)	(8,910,981)	(6,358,197)	(5,026,347)

Net increase (decrease) in net assets resulting from operations	(6,084,255)	(12,577,985)	(6,012,357)	(3,692,570)

Distributions to shareholders (Note 1g)	—	(222,554)	(1,181,283)	(1,204,849)

Capital share transactions: (Note 2)	(4,312,705)	(10,442,439)	19,219,091	39,693,714

Net increase (decrease) in net assets	(10,396,960)	(23,242,978)	12,025,451	34,796,295
Net assets:
Beginning of period	18,583,779	41,826,757	76,908,421	42,112,126

End of period	$8,186,819	$18,583,779	$88,933,872	$76,908,421

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Exponential Data ETF		Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income loss	$(2,015)	$(7,332)	$(6,831)	$(69,697)
Net realized gain (loss)	(364,727)	(487,396)	(2,004,689)	(1,268,783)
Net change in unrealized appreciation (depreciation)	(682,150)	292,285	(842,604)	(5,044,128)

Net increase (decrease) in net assets resulting from operations	(1,048,892)	(202,443)	(2,854,124)	(6,382,608)

Distributions to shareholders (Note 1g)	—	—	—	(64,946)

Capital share transactions: (Note 2)	—	1,286,009	(1,555,550)	6,106,586

Net increase (decrease) in net assets	(1,048,892)	1,083,566	(4,409,674)	(340,968)
Net assets:
Beginning of period	3,417,126	2,333,560	14,798,677	15,139,645

End of period	$2,368,234	$3,417,126	$10,389,003	$14,798,677

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin High Yield Corporate ETF		Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,734,422	$16,556,505	$(703)	$(25,737)
Net realized gain (loss)	(18,151,912)	371,679	167,061	(667,586)
Net change in unrealized appreciation (depreciation)	(15,585,806)	(21,274,898)	(3,041,963)	1,481,764

Net increase (decrease) in net assets resulting from operations	(27,003,296)	(4,346,714)	(2,875,605)	788,441

Distributions to shareholders (Note 1g)	(8,385,263)	(17,355,367)	—	(23,504)

Capital share transactions: (Note 2)	(111,615,935)	9,401,694	(1,933,835)	—

Net increase (decrease) in net assets	(147,004,494)	(12,300,387)	(4,809,440)	764,937
Net assets:
Beginning of period	334,285,831	346,586,218	11,573,816	10,808,879

End of period	$187,281,337	$334,285,831	$6,764,376	$11,573,816

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin International Aggregate Bond ETF		Franklin Investment Grade Corporate ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$662,389	$406,482	$11,463,445	$23,268,333
Net realized gain (loss)	14,768,149	10,960,307	(66,273,762)	5,999,435
Net change in unrealized appreciation (depreciation)	(23,028,619)	(18,640,042)	(49,101,987)	(69,996,857)

Net increase (decrease) in net assets resulting from operations	(7,598,081)	(7,273,253)	(103,912,304)	(40,729,089)

Distributions to shareholders (Note 1g)	(3,272,181)	(4,976,496)	(14,728,514)	(28,480,201)

Capital share transactions: (Note 2)	5,987,000	24,812,593	(284,353,542)	32,171,961

Net increase (decrease) in net assets	(4,883,262)	12,562,844	(402,994,360)	(37,037,329)
Net assets:
Beginning of period	193,967,805	181,404,961	981,601,827	1,018,639,156

End of period	$189,084,543	$193,967,805	$578,607,467	$981,601,827

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Municipal Green Bond ETF		Franklin Senior Loan ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$1,181,098	$1,675,014	$5,976,304	$7,866,054
Net realized gain (loss)	(2,089,130)	(413,327)	(3,124,018)	(374,967)
Net change in unrealized appreciation (depreciation)	(8,815,611)	(7,422,486)	(13,753,642)	(2,789,129)

Net increase (decrease) in net assets resulting from operations	(9,723,643)	(6,160,799)	(10,901,356)	4,701,958

Distributions to shareholders (Note 1g)	(1,396,499)	(2,038,684)	(5,948,855)	(6,696,117)

Capital share transactions: (Note 2)	5,825,810	(13,082,950)	(57,246,816)	93,615,229

Net increase (decrease) in net assets	(5,294,332)	(21,282,433)	(74,097,027)	91,621,070
Net assets:
Beginning of period	104,938,542	126,220,975	292,722,243	201,101,173

End of period	$99,644,210	$104,938,542	$218,625,216	$292,722,243

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Systematic Style Premia ETF		Franklin U.S. Core Bond ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$402,833	$375,343	$16,565,303	$28,834,509
Net realized gain (loss)	1,002,205	4,711,707	(49,923,497)	(24,963,931)
Net change in unrealized appreciation (depreciation)	(1,357,344)	61,304	(113,892,878)	(78,870,127)

Net increase (decrease) in net assets resulting from operations	47,694	5,148,354	(147,251,072)	(74,999,549)

Distributions to shareholders (Note 1g)	—	(697,021)	(18,609,070)	(35,701,883)

Capital share transactions: (Note 2)	45,681,053	3,879,642	102,965,606	160,065,825

Net increase (decrease) in net assets	45,728,747	8,330,975	(62,894,536)	49,364,393
Net assets:
Beginning of period	55,258,314	46,927,339	1,509,961,308	1,460,596,915

End of period	$100,987,061	$55,258,314	$1,447,066,772	$1,509,961,308

198	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Low Volatility ETF		Franklin U.S. Treasury Bond ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$1,134,733	$2,051,655	$2,525,612	$3,222,981
Net realized gain (loss)	(931,267)	17,449,280	(37,542,525)	(939,252)
Net change in unrealized appreciation (depreciation)	(20,603,349)	(1,376,584)	7,435,629	(15,335,003)

Net increase (decrease) in net assets resulting from operations	(20,399,883)	18,124,351	(27,581,284)	(13,051,274)

Distributions to shareholders (Note 1g)	(1,109,117)	(2,063,975)	(3,930,756)	(6,661,686)

Capital share transactions: (Note 2)	4,938,056	(20,946,579)	(8,975,971)	5,056,701

Net increase (decrease) in net assets	(16,570,944)	(4,886,203)	(40,488,011)	(14,656,259)
Net assets:
Beginning of period	134,935,415	139,821,618	403,542,717	418,198,976

End of period	$118,364,471	$134,935,415	$363,054,706	$403,542,717

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Ultra Short Bond ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$16,550	$17,705
Net realized gain (loss)	(23,277)	1,348
Net change in unrealized appreciation (depreciation)	3,670	(51,611)

Net increase (decrease) in net assets resulting from operations	(3,057)	(32,558)

Distributions to shareholders (Note 1g)	(15,730)	(17,586)

Capital share transactions: (Note 2)	(1,224,045)	1,244,484

Net increase (decrease) in net assets	(1,242,832)	1,194,340
Net assets:
Beginning of period	3,681,981	2,487,641

End of period	$2,439,149	$3,681,981

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, fifteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

On November 19, 2021 the Franklin Liberty Federal Tax-Free Bond ETF’s Board of Trustees, approved a proposal to change the name of the Fund to Franklin Municipal Green Bond ETF, effective May 3, 2022.

Effective 08/01/2022, the following name changes occurred:

Old name

*	Franklin Liberty Investment Grade Corporate ETF

*	Franklin Liberty U.S. Low Volatility ETF

*	Franklin Liberty International Aggregate Bond ETF

*	Franklin Liberty Senior Loan ETF

*	Franklin Liberty High Yield Corporate ETF

*	Franklin Liberty Systematic Style Premia ETF

*	Franklin Liberty U.S. Core Bond ETF

*	Franklin Liberty Ultra Short Bond ETF

*	Franklin Liberty U.S. Treasury Bond ETF

New name

*	Franklin Investment Grade Corporate ETF

*	Franklin U.S. Low Volatility ETF

*	Franklin International Aggregate Bond ETF

*	Franklin Senior Loan ETF

*	Franklin High Yield Corporate ETF

*	Franklin Systematic Style Premia ETF

*	Franklin U.S. Core Bond ETF

*	Franklin Ultra Short Bond ETF

*	Franklin U.S. Treasury Bond ETF

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various

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other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 11 regarding other derivative information.

d. Securities Purchased on a When-Issued and Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2022, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date.Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

h. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$5	—	$157
Shares redeemed	(200,000)	(4,312,710)	(250,000)	(10,442,596)

Net increase (decrease)	(200,000)	$(4,312,705)	(250,000)	$(10,442,439)

	Franklin Dynamic Municipal Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	1,150,000	$27,512,016	1,550,000	$40,942,801
Shares redeemed	(350,000)	(8,292,925)	(50,000)	(1,249,087)

Net increase (decrease)	800,000	$19,219,091	1,500,000	$39,693,714

	Franklin Exponential Data ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$1,286,009

Net increase (decrease)	—	$—	50,000	$1,286,009

	Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,681,091	400,000	$22,040,989
Shares redeemed	(100,000)	(3,236,641)	(350,000)	(15,934,403)

Net increase (decrease)	(50,000)	$(1,555,550)	50,000	$6,106,586

	Franklin High Yield Corporate ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	3,600,000	$80,593,087	4,500,000	$117,942,112
Shares redeemed	(8,400,000)	(192,209,022)	(4,250,000)	(108,540,418)

Net increase (decrease)	(4,800,000)	$(111,615,935)	250,000	$9,401,694

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$9	—	$—
Shares redeemed	(50,000)	(1,933,844)	—	—

Net increase (decrease)	(50,000)	$(1,933,835)	—	$—

	Franklin International Aggregate Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	750,000	$17,492,946	2,400,000	$60,490,312
Shares redeemed	(500,000)	(11,505,946)	(1,450,000)	(35,677,719)

Net increase (decrease)	250,000	$5,987,000	950,000	$24,812,593

	Franklin Investment Grade Corporate ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	3,350,000	$74,295,403	4,300,000	$107,793,585
Shares redeemed	(16,400,000)	(358,648,945)	(2,900,000)	(75,621,624)

Net increase (decrease)	(13,050,000)	$(284,353,542)	1,400,000	$32,171,961

	Franklin Municipal Green Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	650,000	$15,339,997	1,200,000	$32,661,307
Shares redeemed	(400,000)	(9,514,187)	(1,700,000)	(45,744,257)

Net increase (decrease)	250,000	$5,825,810	(500,000)	$(13,082,950)

	Franklin Senior Loan ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	2,150,000	$53,128,370	5,300,000	$132,222,340
Shares redeemed	(4,550,000)	(110,375,186)	(1,550,000)	(38,607,111)

Net increase (decrease)	(2,400,000)	$(57,246,816)	3,750,000	$93,615,229

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2. Shares of Beneficial Interest (continued)

	Franklin Systematic Style Premia ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	2,100,000	$45,681,053	300,000	$6,039,974
Shares redeemed	—	—	(100,000)	(2,160,332)

Net increase (decrease)	2,100,000	$45,681,053	200,000	$3,879,642

	Franklin U.S. Core Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	9,250,000	$206,737,666	14,950,000	$373,614,883
Shares redeemed	(4,700,000)	(103,772,060)	(8,600,000)	(213,549,058)

Net increase (decrease)	4,550,000	$102,965,606	6,350,000	$160,065,825

	Franklin U.S. Low Volatility ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	150,000	$7,045,830	850,000	$39,828,368
Shares redeemed	(50,000)	(2,107,774)	(1,300,000)	(60,774,947)

Net increase (decrease)	100,000	$4,938,056	(450,000)	$(20,946,579)

	Franklin U.S. Treasury Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	6,100,000	$131,727,975	1,850,000	$43,376,401
Shares redeemed	(6,450,000)	(140,703,946)	(1,600,000)	(38,319,700)

Net increase (decrease)	(350,000)	$(8,975,971)	250,000	$5,056,701

	Franklin Ultra Short Bond ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$1,244,484
Shares redeemed	(50,000)	(1,224,045)	—	—

Net increase (decrease)	(50,000)	$(1,224,045)	50,000	$1,244,484

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, LLC (Distributors)	Principal underwriter

a. Management Fees

For the six months ended September 30, 2022, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Dynamic Municipal Bond ETF	0.625%
Franklin Exponential Data ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin High Yield Corporate ETF	0.40%
Franklin Intelligent Machines ETF	0.50%
Franklin International Aggregate Bond ETF	0.25%
Franklin Investment Grade Corporate ETF	0.35%
Franklin Municipal Green Bond ETF	0.62%
Franklin Senior Loan ETF	0.45%
Franklin Systematic Style Premia ETF	0.65%
Franklin U.S. Core Bond ETF	0.15%
Franklin U.S. Low Volatility ETF	0.29%
Franklin U.S. Treasury Bond ETF	0.09%
Franklin Ultra Short Bond ETF	0.15%

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Waiver and Expense Reimbursements

For Franklin Systematic Style Premia ETF, the investment manager had contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islandsbased company that is wholly-owned by the Fund (Subsidiary).

For the Franklin Dynamic Municipal Bond ETF, Franklin Municipal Green Bond ETF, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.30%, and 0.30%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022.

Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Exponential Data ETF
Non-Controlled Affiliates					Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 2.45%	$591	$191,393	$(189,074)	$—	$—	$2,910	2,910	$—

Franklin U.S. Core Bond ETF
Non-Controlled Affiliates					Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 2.45%	$48,548,641	$379,535,490	$(393,588,867)	$—	$—	$34,495,264	34,495,264	$—

Franklin U.S. Treasury Bond ETF
Non-Controlled Affiliates					Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 2.45%	$4,633,381	$96,171,323	$(98,990,944)	$—	$—	$1,813,760	1,813,760	$—

Franklin Ultra Short Bond ETF
Non-Controlled Affiliates					Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 2.45%	$81,009	$845,173	$(595,116)	$—	$—	$331,066	331,066	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Other Affiliated Transactions

At September 30, 2022, the shares of the funds were owned by the following investment entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Disruptive Commerce ETF
Franklin Resources Inc.	25,000	6.3%

Franklin Dynamic Municipal Bond ETF
Franklin High Yield Tax-Free Income Fund	1,605,000	41.2%

Franklin High Yield Corporate ETF
Franklin Conservative Allocation Fund	1,212,833	13.9%
Franklin Moderate Allocation Fund	1,294,370	14.9%
Franklin 529 Portfolios	4,160,446	47.8%

	6,667,649	76.6%

Franklin Intelligent Machines ETF
Franklin Resources Inc.	20,000	10.0%

Franklin International Aggregate Bond ETF
Franklin Conservative Allocation Fund	908,916	10.8%
Franklin Moderate Allocation Fund	885,688	10.5%
Franklin 529 Portfolios	5,586,728	66.1%

	7,381,332	87.4%

Franklin Investment Grade Corporate ETF
Franklin Total Return Fund	16,060,000	56.6%
Franklin 529 Portfolios	4,369,282	15.4%

	20,429,282	72.0%

Franklin Municipal Green Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,550,000	34.8%
Franklin Federal Intermediate-Term Tax-Free Income Fund	2,115,000	47.5%

	3,665,000	82.3%

Franklin Senior Loan ETF
Franklin Total Return Fund	1,737,400	18.4%
Franklin Floating Rate Master Trust	510,877	5.4%

	2,248,277	23.8%

Franklin Systematic Style Premia ETF
Franklin Conservative Allocation Fund	486,201	10.3%
Franklin Moderate Allocation Fund	788,623	16.8%
Franklin Growth Allocation Fund	560,257	11.9%
Franklin Managed Income Fund	1,175,000	25.0%

	3,010,081	64.0%

Franklin U.S. Core Bond ETF
Franklin Conservative Allocation Fund	9,684,066	14.0%
Franklin Moderate Allocation Fund	10,335,391	15.0%
Franklin 529 Portfolios	32,866,401	47.6%

	52,885,858	76.6%

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	2,529,587	14.5%
Franklin Moderate Allocation Fund	2,699,747	15.5%
Franklin 529 Portfolios	8,461,533	48.5%

	13,690,867	78.5%

Franklin Ultra Short Bond ETF
Franklin Resources Inc.	33,000	33.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2022, the capital loss carryforwards were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Capital loss carryforwards not subject to expiration:
Long term	$129,808	$77,115	$99,216	$339,406
Short term	6,001,047	165,126	404,511	5,641,835

Total capital loss carryforwards	$6,130,855	$242,241	$503,727	$5,981,241

	Franklin High Yield Corporate ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$44,508	$661,680	$—
Short term	—	623,321	621,329	—

Total capital loss carryforwards	$—	$667,829	$1,283,009	$—

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$477,407	$1,148,492	$—	$12,324,674
Short term	1,277,016	792,621	12,077,714	16,633,065

Total capital loss carryforwards	$1,754,423	$1,941,113	$12,077,714	$28,957,739

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$1,016,578	$2,468
Short term	599,857	6,131,158	14,153

Total capital loss carryforwards	$599,857	$7,147,736	$16,621

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Cost of investments	$11,578,381	$99,729,625	$2,859,319	$13,919,783

Unrealized appreciation	$8,565	$19,755	$89,892	$79,351
Unrealized depreciation	(3,580,715)	(10,058,167)	(581,934)	(3,718,357)

Net unrealized appreciation (depreciation) .	$(3,572,150)	$(10,038,412)	$(492,042)	$(3,639,006)

	Franklin High Yield Corporate ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Cost of investments	$216,703,770	$7,706,465	$216,573,439	$693,629,163

Unrealized appreciation	$632,929	$415,397	$2,021,399	$2,530,552
Unrealized depreciation	(32,532,624)	(1,359,423)	(47,497,596)	(123,702,978)

Net unrealized appreciation (depreciation) .	$(31,899,695)	$(944,026)	$(45,476,197)	$(121,172,426)

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Cost of investments	$112,996,243	$234,116,557	$54,263,616	$1,660,699,628

Unrealized appreciation	$13,057	$62,406	$1,531,308	$6,074,716
Unrealized depreciation	(14,800,359)	(17,058,994)	(4,338,500)	(210,613,250)

Net unrealized appreciation (depreciation) .	$(14,787,302)	$(16,996,588)	$(2,807,192)	$(204,538,534)

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Cost of investments	$120,702,658	$357,638,071	$2,467,897

Unrealized appreciation	$9,422,925	$1,219,470	$88
Unrealized depreciation	(11,830,583)	(24,292,240)	(38,296)

Net unrealized appreciation (depreciation) .	$(2,407,658)	$(23,072,770)	$(38,208)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2022, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Purchases	$3,930,546	$45,532,057	$509,759	$3,503,868
Sales	$7,982,321	$22,416,936	$534,183	$3,256,236

	Franklin High Yield Corporate ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Purchases	$8,280,832	$1,653,920	$25,841,847	$125,400,928
Sales	$15,430,092	$1,485,913	$10,776,306	$111,220,373

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Purchases	$38,285,661	$2,070,718,180	$67,728,108	$596,646,795
Sales	$31,802,945	$2,130,487,215	$42,180,207	$515,874,708

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Purchases	$17,567,170	$284,488,992	$300,256
Sales	$17,431,148	$316,245,341	$1,782,818

In-kind transactions associated with creation and redemptions for the period ended September 30, 2022, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Cost of Securities Received	$—	$—	$—	$1,581,290
Value of Securities Delivered[a]	$—	$—	$—	$3,042,537

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin High Yield Corporate ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Cost of Securities Received	$79,591,847	$—	$—	$68,073,099
Value of Securities Delivered[a]	$187,073,192	$1,816,647	$—	$353,936,089

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Cost of Securities Received	$6,956,287	$—	$—
Value of Securities Delivered[a]	$2,077,698	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Global Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations.

During the reporting period ended September 30, 2022, the Franklin Senior Loan ETF utilized the Facility May 09, 2022 through May 18, 2022 with an average borrowing of $18,125,000; the average interest rate during the period was 1.88% and total interest paid amounted to $7,589.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Geopolitical Risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Geopolitical Risk (continued)

in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fall out and long-term impact form these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

10. Credit Risk and Defaulted Securities

At September 30, 2022, Franklin Dynamic Municipal Bond ETF, Franklin Municipal Green Bond ETF, Franklin High Yield Corporate ETF, Franklin Investment Grade Corporate ETF and Franklin Senior Loan ETF had 37.47%, 5.43%, 91.74%, 3.03% and 93.06%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2022, Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, and Franklin Senior Loan ETF the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.2%, 1.4% and 0.3% of the Fund’s net assets respectively. For information as to specific securities, see the accompanying Schedule of Investments.

11. Other Derivative Information

At September 30, 2022, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$10,717,565	Unrealized appreciation on OTC forward exchange contracts	$19,172

Franklin Investment Grade Corporate ETF

Interest rate contracts	Variation margin on futures contracts	$985,371	Variation margin on futures contracts	$—

Franklin Systematic Style Premia ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$728,444	Unrealized appreciation on OTC forward exchange contracts	$385,207

Index contracts	Variation margin on futures contracts	2,412,150	Variation margin on futures contracts	2,206,746

Equity contracts	Swap contracts	4,311,435	Swap contracts	—

Totals		$7,452,029		$2,591,953

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin U.S. Core Bond ETF

Interest rate contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$73,679

Credit contracts		—		114,058

Totals		$—		$187,737

For the period ended September 30, 2022, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$19,702,306	Forward exchange contracts	$5,944,270

Franklin Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$2,070,832	Futures contracts	$114,485

Franklin Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$729,632	Forward exchange contracts	$69,755

Equity contracts	Futures contracts	(1,004,814)	Futures contracts	555,160

Equity contracts	Swap contracts	4,026,792	Swap contracts	4,311,435

Totals		$3,751,610		$4,936,350

Franklin U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$345,524	Futures contracts	$(115,981)

Interest rate contracts	Futures contracts	—	Futures contracts	(73,679)

Credit contracts	Swap contracts	—	Swap Contracts	(114,058)

Interest rate contracts	Swap contracts	43,134	Swap contracts	18,028

Totals		$388,658		$(285,690)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Other Derivative Information (continued)

For the period ended September 30, 2022, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Systematic Style Premia ETF
Futures contracts	$—	$27,041,642	$68,490,754
Forward exchange contracts	$179,051,311	$—	$46,891,554

	Franklin U.S. Core Bond ETF
Futures contracts	$18,148,445

At September 30, 2022, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assetsaa	Liabilities[a][a]
Franklin International Aggregate Bond ETF
Foreign exchange contracts	$10,717,565	$19,172

Franklin Systematic Style Premia ETF
Equity contracts	$4,311,435	$—
Foreign exchange contracts	$728,444	$385,207
Credit contracts	$—	$114,058

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2022, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF
Counterparty
CITI	$10,717,565	$(19,172)	$—	$—	$10,698,393

Franklin Systematic Style Premia ETF
Counterparty
MSCO	$728,444	$(385,207)	$—	$—	$343,237
MSCS	4,311,435	—	—	—	4,311,435

Total	$5,039,879	$(385,207)	$—	$—	$4,654,672

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2022, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF
Counterparty
CITI	$19,172	$(19,172)	$—	$—	$—

Franklin Systematic Style Premia ETF
Counterparty
MSCO	$385,207	$(385,207)	$—	$—	$—

Franklin U.S. Core Bond ETF
Counterparty
BrCd 92449	$114,058	$—	$—	$—	$114,058

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

12. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:
Equity Investments	$8,006,231	$—	$—	$8,006,231

Franklin Dynamic Municipal Bond ETF

Assets:
Investments in Securities:
Municipal Bonds	$—	$89,691,214	$—	$89,691,214

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Exponential Data ETF

Assets:
Investments in Securities:
Equity Investments	$2,364,367	$—	$—	$2,364,367
Short-Term Investments	2,910	—	—	2,910

Total Investments in Securities	$2,367,277	$—	$—	$2,367,277

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:
Equity Investments	$10,280,777	$—	$—	$10,280,777

Franklin High Yield Corporate ETF

Assets:
Investments in Securities:
Corporate Bonds & Notes	$—	$166,611,438	$—	$166,611,438
Senior Floating Rate Interests	—	7,867,636	—	7,867,636
Short-Term Investments	—	10,325,000	—	10,325,000

Total Investments in Securities	$—	$184,804,074	$—	$184,804,074

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:
Equity Investments	$6,762,440	$—	$—	$6,762,440

Franklin International Aggregate Bond ETF

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$144,794,934	$—	$144,794,934
Corporate Bonds & Notes	—	9,117,308	—	9,117,308
Short-Term Investments	—	17,185,000	—	17,185,000

Total Investments in Securities	$—	$171,097,242	$—	$171,097,242

Other Financial Instruments:
Forward Exchange Contracts	$—	$10,717,565	$—	$10,717,565

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$19,172	$—	$19,172

Franklin Investment Grade Corporate ETF

Assets:
Investments in Securities:
Corporate Bonds & Notes	$—	$546,110,859	$—	$546,110,859
Discount Note	—	1,915,878	—	1,915,878
Short-Term Investments	—	24,430,000	—	24,430,000

Total Investments in Securities	$—	$572,456,737	$—	$572,456,737

Liabilities:
Other Financial Instruments:
Futures Contracts	$985,371	$—	$—	$985,371

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Franklin Municipal Green Bond ETF

Assets:
Investments in Securities:
Municipal Bonds	$—	$98,178,941	$—	$98,178,941

Franklin Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$6,584,730	$—	$6,584,730
Senior Floating Rate Interests	—	192,626,257	—	192,626,257
Asset-Backed Securities	—	1,868,982	—	1,868,982
Short-Term Investments	—	16,040,000	—	16,040,000

Total Investments in Securities	$—	$217,119,969	$—	$217,119,969

Franklin Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$51,456,424	$—	$—	$51,456,424

Other Financial Instruments:
Forward Exchange Contracts	$—	$728,444	$—	$728,444
Futures Contracts	2,299,573	—	—	2,299,573
Swap Contracts	—	4,311,435	—	4,311,435

Total Other Financial Instruments	$2,299,573	$5,039,879	$—	$7,339,452

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$385,207	$—	$385,207
Futures Contracts	2,094,169	—	—	2,094,169

Total Other Financial Instruments	$2,094,169	$385,207	$—	$2,479,376

Franklin U.S. Core Bond ETF

Assets:
Investments in Securities:
Corporate Bonds & Notes	$—	$312,626,612	$—	$312,626,612
Municipal Bonds	—	43,721,547	—	43,721,547
Mortgage-Backed Securities	—	345,586,047	—	345,586,047
Foreign Government and Agency Securities	—	22,860,928	—	22,860,928
Asset-Backed Securities	—	43,432,506	—	43,432,506
Short-Term Investments	34,495,264	653,438,190	—	687,933,454

Total Investments in Securities	$34,495,264	$1,421,665,830	$—	$1,456,161,094

Liabilities:
Other Financial Instruments:
Futures Contracts	$73,679	$—	$—	$73,679
Credit Default Swap Contracts	—	(114,058)	—	(114,058)

Total Other Financial Instruments	$73,679	$114,058	$—	$187,737

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12.Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin U.S. Low Volatility ETF

Assets:
Investments in Securities:
Equity Investments	$117,230,000	$—	$—	$117,230,000
Short-Term Investments	—	1,065,000	—	1,065,000

Total Investments in Securities	$117,230,000	$1,065,000	$—	$118,295,000

Franklin U.S. Treasury Bond ETF

Assets:
Investments in Securities:
Short-Term Investments	$1,813,760	$332,751,541	$—	$334,565,301

Franklin Ultra Short Bond ETF

Assets:
Investments in Securities:
Corporate Bonds & Notes	$—	$1,898,582	$—	$1,898,582
Asset-Backed Securities	—	200,041	—	200,041
Short-Term Investments	331,066	—	—	331,066

Total Investments in Securities	$331,066	$2,098,623	$—	$2,429,689

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common and convertible preferred stocks.

13. Investments in FLSP Holdings Corporation

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2022, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Schedule of Investments. At September 30, 2022, the net assets of the FLSP Holdings Corporation were $3,405,362, representing 3.37% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

14. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contact modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio		Currency		Counterparty
ADR	American Depositary Receipt	AUD	Australian Dollar	CITI	CITIBANK
CAC	Cotation Assistée en Continu	CAD	Canadian Dollar	MSCO	Morgan Stanley
CLO	Collateralized Loan Obligation	CNY	Chinese Yuan Renminbi	MSCS	Morgan Stanley Capital Services Inc.
CSCDA	California Statewide Communities	DKK	Danish Krone
	Development Authority	EUR	Euro
FRN	Floating Rate Note	GBP	United Kingdom Pound
LIBOR	London InterBank Offered Rate	JPY	Japanese Yen
OAT	Obligation Assumable by the Treasurer	MXN	Mexican Peso
REIT	Real Estate Investment Trust	PLN	Polish Zloty
SBA	Small Business Administration	SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate	USD	United States Dollar
TBD	To be determined
ULSD	Ultra-Low Sulfur Diesel

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Liquidity Risk Management Program

FRANKLIN TEMPLETON ETF TRUST

Franklin Disruptive Commerce ETF

Franklin Dynamic Municipal Bond ETF

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin High Yield Corporate ETF

Franklin Intelligent Machines ETF

Franklin International Aggregate Bond ETF

Franklin Investment Grade Corporate ETF

Franklin Municipal Green Bond ETF

Franklin Systematic Style Premia ETF

Franklin U.S. Core Bond ETF

Franklin U.S. Treasury Bond ETF

Franklin Ultra Short Bond ETF

(each a Fund)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Liquidity Risk Management Program

FRANKLIN TEMPLETON ETF TRUST

In Kind ETF

Franklin U.S. Low Volatility ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program

FRANKLIN TEMPLETON ETF TRUST

Franklin Senior Loan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds investments where the time required to settle a sale of the investment may exceed 7 calendar days and are classified as “Less Liquid Investments”. Less liquid Investments are defined as any investment reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, but where the sale or disposition is reasonably expected to settle in more than seven calendar days. The Fund established and maintained a HLIM. During the reporting period, the Fund maintained the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2022 Franklin Templeton Investments. All rights reserved.		ETF2 S 11/22

SEMIANNUAL REPORT

FRANKLIN TEMPLETON ETF TRUST

September 30, 2022

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (net of tax withholding when dividends are paid), posted a -21.41% total return for the six months ended September 30, 2022.1 Supply-chain disruptions and volatile prices for energy and commodities contributed to higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less accommodative stances regarding monetary policy. New lockdowns imposed by China’s government to quell the spread of the Omicron variant of COVID-19 pressured Asian and global emerging market stocks. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine and international sanctions on Russia, adding to investor uncertainty about the trajectory of the global economy.

In the U.S., gross domestic product (GDP) growth contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed investments. The inflation rate escalated during the six-month period to the highest level since 1981, precipitating a notable decline in consumer confidence, despite high spending levels. In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate four times during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated, spending and production grew, job growth remained robust and the unemployment rate continued to be low. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

Economies in the eurozone maintained a slow growth rate in the second quarter of 2022 as the easing of COVID-related restrictions and a strong start to the summer tourism season increased household spending. The war in Ukraine contributed to record high inflation across the eurozone as commodity and oil prices soared. The European Central

Bank raised interest rates in July 2022 for the first time in more than a decade, increasing rates again at its subsequent meeting in September, to fight growing inflation. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR, posted a -23.17% total return for the six months under review.1

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR, posted a -21.45% total return for the six-month period.1 Japan’s economy expanded in the second quarter of 2022 as private consumption increased following the lifting of COVID-related restrictions and expansion of government spending. For the first time since 2020, China’s economy contracted in the second quarter, pressured by COVID-related restrictions and government measures to limit real estate speculation. Unexpected regulatory changes by China’s government, which negatively impacted technology-related businesses, and investor concerns about the solvency of several large property developers in China further pressured stocks in that country.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR, posted a -21.70% total return for the six months under review.1 Following Russia’s invasion of Ukraine, climbing food and energy prices kindled inflationary pressures, which, combined with a strong U.S. dollar, raised concerns over the possibility of government debt defaults in some countries. Rising U.S. interest rates led investors to sell off many holdings in emerging markets, including the major markets of India, South Korea and Taiwan.

The foregoing information reflects our analysis and opinions as of September 30, 2022. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -21.44% based on market price and -21.44% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a -21.38% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	11.9%
Semiconductors & Semiconductor Equipment	8.7%
Internet & Catalog Retail	6.1%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	5.1%
Oil, Gas & Consumable Fuels	4.2%
Insurance	4.2%
Real Estate Management & Development	3.6%
Automobiles	3.4%
Electronic Equipment, Instruments & Components	3.0%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 119.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	6.0%
Tencent Holdings Ltd. Interactive Media & Services, China	3.8%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	3.8%
Alibaba Group Holding Ltd., A Internet & Catalog Retail, China	2.8%
AIA Group Ltd., A Insurance, Hong Kong	1.9%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.8%
Meituan Dianping, B, 144A Internet & Catalog Retail, China	1.6%
Infosys Ltd. IT Services, India	1.2%
JD.com Inc., A Internet & Catalog Retail, China	1.1%
China Construction Bank Corp., H Banks, China	1.0%

Top 10 Countries

9/30/22

% of Total Net Assets
China	34.2%
India	18.9%
Taiwan	15.3%
South Korea	11.9%
Hong Kong	7.5%
Singapore	3.7%
Thailand	2.7%
Indonesia	2.4%
Malaysia	1.9%
Philippines	0.8%

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-21.44%	-21.44%	-21.44%	-21.44%
1-Year	-27.86%	-28.23%	-27.86%	-28.23%
3-Year	-2.32%	-3.15%	-0.78%	-1.06%
Since Inception (2/6/18)	-12.27%	-13.27%	-2.78%	-3.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.112327

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$785.60	$0.85	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -22.95% based on market price -23.38% based on net asset value. In comparison, the FTSE Australia Capped Index posted a -23.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	22.6%
Metals & Mining	21.2%
Biotechnology	7.8%
Oil, Gas & Consumable Fuels	6.5%
Food & Staples Retailing	4.3%
Capital Markets	4.1%
Equity Real Estate Investment Trusts (REITs)	3.4%
Transportation Infrastructure	2.9%
Multiline Retail	2.9%
Insurance	2.9%

these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 154.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
BHP Group Ltd. Metals & Mining, Australia	11.0%
Commonwealth Bank of Australia Banks, Australia	8.8%
CSL Ltd. Biotechnology, Australia	7.8%
National Australia Bank Ltd. Banks, Australia	5.2%
Westpac Banking Corp. Banks, Australia	4.1%
Australia & New Zealand Banking Group Ltd. Banks, Australia	4.0%
Woodside Petroleum Ltd. Oil, Gas & Consumable Fuels, Australia	3.4%
Macquarie Group Ltd. Capital Markets, Australia	3.0%
Wesfarmers Ltd. Multiline Retail, Australia	2.8%
Woolworths Group Ltd. Food & Staples Retailing, Australia	2.4%

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-23.38%	-22.95%	-23.38%	-22.95%
1-Year	-15.94%	-14.62%	-15.94%	-14.62%
3-Year	+4.75%	+4.02%	+1.56%	+1.32%
Since Inception (11/2/17)	+12.67%	+12.53%	+2.46%	+2.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.890273

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$766.20	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

12	Semiannual Report	franklintempleton.com

Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -18.30% based on market price -18.70% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a -18.50% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	18.0%
Oil, Gas & Consumable Fuels	16.9%
Metals & Mining	16.5%
Electric Utilities	7.9%
Capital Markets	5.3%
Road & Rail	3.7%
Beverages	3.3%
Food Products	3.0%
Food & Staples Retailing	2.5%
Machinery	2.4%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 158.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA, 38.601%, pfd. Oil, Gas & Consumable Fuels, Brazil	14.3%
Vale SA Metals & Mining, Brazil	13.8%
Itau Unibanco Holding SA, 2.937%, pfd. Banks, Brazil	7.2%
Banco Bradesco SA, 3.165%, pfd. Banks, Brazil	6.3%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.9%
Ambev SA Beverages, Brazil	3.3%
Centrais Eletricas Brasileiras SA Electric Utilities, Brazil	3.2%
WEG SA Machinery, Brazil	2.4%
Localiza Rent a Car SA Road & Rail, Brazil	2.3%
Itausa SA, 5.807%, pfd. Banks, Brazil	2.3%

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-18.70%	-18.30%	-18.70%	-18.30%
1-Year	+1.47%	+2.18%	+1.47%	+2.18%
3-Year	-16.60%	-16.43%	-5.87%	-5.81%
Since Inception (11/3/17)	-5.55%	-5.06%	-1.16%	-1.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$1.025517

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$813.00	$0.86	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	17

Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -22.55% based on market price and -21.85% based on net asset value. In comparison, the FTSE Canada Capped Index posted a -21.98% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	29.1%
Oil, Gas & Consumable Fuels	18.6%
Road & Rail	9.0%
Insurance	7.4%
Metals & Mining	6.9%
Food & Staples Retailing	4.4%
Capital Markets	4.0%
IT Services	3.3%
Chemicals	3.2%
Commercial Services & Supplies	2.4%

strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 162.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.9%
The Toronto-Dominion Bank Banks, Canada	7.8%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	5.3%
Canadian National Railway Co. Road & Rail, Canada	4.7%
Canadian Pacific Railway Ltd. Road & Rail, Canada	4.4%
Bank of Montreal Banks, Canada	4.2%
Bank of Nova Scotia Banks, Canada	4.0%
Brookfield Asset Management Inc., A Capital Markets, Canada	3.8%
Canadian Natural Resources Ltd. Oil, Gas & Consumable Fuels, Canada	3.6%
Nutrien Ltd. Chemicals, Canada	3.2%

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-21.85%	-22.55%	-21.85%	-22.55%
1-Year	-11.64%	-12.12%	-11.64%	-12.12%
3-Year	+17.07%	+16.58%	+5.39%	+5.25%
Since Inception (11/2/17)	+25.77%	+25.51%	+4.78%	+4.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.050796

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	21

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$781.50	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

22	Semiannual Report	franklintempleton.com

Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -19.29% based on market price and -20.42% based on net asset value. In comparison, the FTSE China Capped Index posted a -20.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Internet & Catalog Retail	17.2%
Interactive Media & Services	13.6%
Banks	10.5%
Automobiles	4.6%
Beverages	3.9%
Real Estate Management & Development	3.6%
Insurance	3.5%
Oil, Gas & Consumable Fuels	3.0%
Food Products	2.0%
Textiles, Apparel & Luxury Goods	2.0%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 165.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	10.9%
Alibaba Group Holding Ltd., A Internet & Catalog Retail, China	8.0%
Meituan Dianping, B, 144A Internet & Catalog Retail, China	4.7%
JD.com Inc., A Internet & Catalog Retail, China	3.2%
China Construction Bank Corp., H Banks, China	2.9%
Industrial and Commercial Bank of China Ltd., H Banks, China	2.0%
Baidu Inc. Interactive Media & Services, China	1.8%
Ping An Insurance Group Co. of China Ltd., H Insurance, China	1.6%
NetEase Inc. Entertainment, China	1.5%
Bank of China Ltd., H Banks, China	1.3%

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.42%	-19.29%	-20.42%	-19.29%
1-Year	-35.25%	-35.32%	-35.25%	-35.32%
3-Year	-18.76%	-18.46%	-6.69%	-6.58%
Since Inception (11/2/17)	-27.23%	-27.39%	-6.27%	-6.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.140032

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. China may be subject to considerable degrees of economic, political and social instability. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

26	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$795.80	$0.86	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	27

Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -23.70% based on market price and -23.57% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a -23.75% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Pharmaceuticals	11.8%
Banks	7.3%
Oil, Gas & Consumable Fuels	6.2%
Insurance	5.1%
Food Products	4.8%
Textiles, Apparel & Luxury Goods	4.5%
Chemicals	3.4%
Semiconductors & Semiconductor Equipment	3.0%
Beverages	2.8%
Personal Products	2.7%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 186.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.6%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	2.8%
Shell PLC Oil, Gas & Consumable Fuels, Netherlands	2.3%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	2.0%
Novartis AG Pharmaceuticals, Switzerland	2.0%
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.0%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.8%
Unilever PLC Personal Products, United Kingdom	1.4%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	1.4%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

9/30/22

% of Total Net Assets
United Kingdom	20.2%
Switzerland	16.4%
France	16.2%
Germany	11.7%
Netherlands	9.0%
Sweden	5.0%
Denmark	4.0%
Spain	3.7%
Italy	3.2%
Finland	2.1%

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FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-23.57%	-23.70%	-23.57%	-23.70%
1-Year	-25.48%	-26.19%	-25.48%	-26.19%
3-Year	-4.88%	-5.65%	-1.65%	-1.92%
Since Inception (11/2/17)	-6.21%	-7.13%	-1.30%	-1.50%
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.513368

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	31

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$764.30	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

32	Semiannual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Europe

Hedged ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -12.39% based on market price and -11.84% based on net asset value. In comparison, the FTSE

Developed Europe Capped Hedged Index posted a -11.96% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Pharmaceuticals	11.9%
Banks	7.3%
Oil, Gas & Consumable Fuels	6.3%
Insurance	5.2%
Food Products	4.9%
Textiles, Apparel & Luxury Goods	4.6%
Chemicals	3.4%
Semiconductors & Semiconductor Equipment	3.0%
Beverages	2.8%
Personal Products	2.7%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 199.

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FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.7%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	2.9%
Shell PLC Oil, Gas & Consumable Fuels, Netherlands	2.3%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	2.1%
Novartis AG Pharmaceuticals, Switzerland	2.0%
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.0%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.9%
Unilever PLC Personal Products, United Kingdom	1.4%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	1.4%

component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

9/30/22

% of Total Net Assets
United Kingdom	20.3%
Switzerland	16.5%
France	16.3%
Germany	11.9%
Netherlands	9.1%
Sweden	5.0%
Denmark	4.0%
Spain	3.7%
Italy	3.3%
Finland	2.2%

34	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-11.84%	-12.39%	-11.84%	-12.39%
1-Year	-10.93%	-11.53%	-10.93%	-11.53%
3-Year	+8.83%	+8.59%	+2.86%	+2.78%
Since Inception (11/2/17)	+19.68%	+19.03%	+3.73%	+3.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.237130

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. The Fund’s exposure to the currencies may not be hedged at all times. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

36	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$881.60	$0.42	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	37

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -22.82% based on market price and -22.36% based on net asset value. In comparison, the FTSE France Capped Index posted a -22.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Textiles, Apparel & Luxury Goods	19.4%
Oil, Gas & Consumable Fuels	8.4%
Aerospace & Defense	7.0%
Pharmaceuticals	6.5%
Personal Products	6.0%
Electrical Equipment	5.9%
Banks	5.3%
Chemicals	4.8%
Construction & Engineering	3.9%
IT Services	3.5%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 213.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	11.1%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	8.4%
Sanofi Pharmaceuticals, France	6.2%
L’Oreal SA Personal Products, France	6.0%
Schneider Electric SE Electrical Equipment, France	4.6%
Air Liquide SA Chemicals, France	4.4%
Airbus SE Aerospace & Defense, France	3.6%
BNP Paribas SA Banks, France	3.4%
EssilorLuxottica SA Textiles, Apparel & Luxury Goods, France	3.1%
AXA SA Insurance, France	3.0%

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	39

FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-22.36%	-22.82%	-22.36%	-22.82%
1-Year	-24.35%	-25.59%	-24.35%	-25.59%
3-Year	-4.94%	-6.62%	-1.68%	-2.26%
Since Inception (11/2/17)	-2.52%	-4.06%	-0.52%	-0.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

40	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.454747

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	41

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$776.40	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

42	Semiannual Report	franklintempleton.com

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -28.40% based on market price and -28.52% based on net asset value. In comparison, the FTSE Germany Capped Index posted a -28.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Insurance	11.5%
Automobiles	10.3%
Software	9.9%
Industrial Conglomerates	8.5%
Pharmaceuticals	7.0%
Diversified Telecommunication Services	6.7%
Chemicals	6.6%
Capital Markets	4.8%
Multi-Utilities	4.2%
Air Freight & Logistics	3.1%

strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 216.

franklintempleton.com	Semiannual Report	43

FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	9.6%
Siemens AG Industrial Conglomerates, Germany	7.8%
Allianz SE Insurance, Germany	6.8%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	6.1%
Bayer AG Pharmaceuticals, Germany	4.8%
Daimler AG Automobiles, Germany	4.5%
BASF SE Chemicals, Germany	3.7%
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen Insurance, Germany	3.6%
Deutsche Boerse AG Capital Markets, Germany	3.2%
Deutsche Post AG Air Freight & Logistics, Germany	3.1%

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-28.52%	-28.40%	-28.52%	-28.40%
1-Year	-37.25%	-37.86%	-37.25%	-37.86%
3-Year	-18.98%	-19.86%	-6.78%	-7.12%
Since Inception (11/2/17)	-30.44%	-31.17%	-7.13%	-7.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	45

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.593319

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

46	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$714.80	$0.39	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	47

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -17.42% based on market price and -18.38% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a -18.40% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 50.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Real Estate Management & Development	22.9%
Insurance	19.3%
Capital Markets	11.3%
Banks	6.3%
Hotels, Restaurants & Leisure	6.2%
Electric Utilities	5.7%
Equity Real Estate Investment Trusts (REITs)	4.0%
Household Durables	3.8%
Industrial Conglomerates	2.9%
Gas Utilities	2.4%

strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 219.

48	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd., A Insurance, Hong Kong	19.3%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	11.1%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	4.0%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	3.8%
CK Hutchison Holdings Ltd., A Real Estate Management & Development, United Kingdom	3.8%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	3.3%
Techtronic Industries Co. Ltd. Household Durables, Hong Kong	3.2%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.2%
BOC Hong Kong (Holdings) Ltd. Banks, China	3.1%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	3.0%

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-18.38%	-17.42%	-18.38%	-17.42%
1-Year	-24.31%	-23.26%	-24.31%	-23.26%
3-Year	-12.74%	-11.82%	-4.44%	-4.10%
Since Inception (11/2/17)	-15.10%	-14.11%	-3.28%	-3.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

50	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.416010

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$816.20	$0.41	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

52	Semiannual Report	franklintempleton.com

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -8.25% based on market price -8.04% based on net asset value. In comparison, the FTSE India Capped Index posted a -8.41% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
IT Services	13.6%
Oil, Gas & Consumable Fuels	12.1%
Banks	6.5%
Automobiles	5.5%
Thrifts & Mortgage Finance	5.1%
Chemicals	4.7%
Pharmaceuticals	4.2%
Metals & Mining	3.5%
Consumer Finance	3.4%
Construction Materials	2.9%

representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 223.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	9.8%
Infosys Ltd. IT Services, India	6.2%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	4.9%
Tata Consultancy Services Ltd. IT Services, India	3.8%
Hindustan Unilever Ltd. Household Products, India	2.9%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	2.4%
Bajaj Finance Ltd. Consumer Finance, India	2.1%
Axis Bank Ltd. Banks, India	2.1%
Asian Paints Ltd. Chemicals, India	1.9%
ICICI Bank Ltd. Banks, India	1.7%

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

54	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-8.04%	-8.25%	-8.04%	-8.25%
1-Year	-10.19%	-10.79%	-10.19%	-10.79%
3-Year	+35.70%	+33.50%	+10.71%	+10.11%
Since Inception (2/6/18)	+27.67%	+26.68%	+5.40%	+5.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

56	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$919.60	$0.91	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -25.49% based on market price and -25.44% based on net asset value. In comparison, the FTSE Italy Capped Index posted a -25.64% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	18.7%
Automobiles	14.8%
Electric Utilities	12.8%
Oil, Gas & Consumable Fuels	8.1%
Insurance	7.9%
Machinery	4.6%
Gas Utilities	4.0%
Transportation Infrastructure	3.7%
IT Services	3.6%
Textiles, Apparel & Luxury Goods	3.2%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 228.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	9.8%
Intesa Sanpaolo SpA Banks, Italy	8.6%
Eni SpA Oil, Gas & Consumable Fuels, Italy	8.1%
Stellantis NV Automobiles, United States	7.6%
Ferrari NV Automobiles, Italy	7.2%
Assicurazioni Generali SpA Insurance, Italy	6.1%
UniCredit SpA Banks, Italy	4.8%
Atlantia SpA Transportation Infrastructure, Italy	3.7%
CNH Industrial NV Machinery, United Kingdom	3.5%
Moncler SpA Textiles, Apparel & Luxury Goods, Italy	3.2%

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-25.44%	-25.49%	-25.44%	-25.49%
1-Year	-29.60%	-30.12%	-29.60%	-30.12%
3-Year	-14.20%	-14.95%	-4.98%	-5.26%
Since Inception (11/2/17)	-17.61%	-18.34%	-3.87%	-4.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.571345

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$745.60	$0.39	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -19.11% based on market price and -20.31% based on net asset value. In comparison, the FTSE Japan Capped Index posted a -20.37% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Automobiles	7.4%
Pharmaceuticals	6.2%
Banks	5.1%
Electronic Equipment, Instruments & Components	5.0%
Machinery	4.8%
Trading Companies & Distributors	4.3%
Chemicals	4.0%
Household Durables	3.9%
Wireless Telecommunication Services	3.4%
Road & Rail	3.2%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 230.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.8%
Sony Corp. Household Durables, Japan	2.4%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.0%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.7%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.6%
KDDI Corp. Wireless Telecommunication Services, Japan	1.5%
Nintendo Co. Ltd. Entertainment, Japan	1.3%
Daikin Industries Ltd. Building Products, Japan	1.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.2%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.2%

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.31%	-19.11%	-20.31%	-19.11%
1-Year	-28.77%	-28.28%	-28.77%	-28.28%
3-Year	-7.08%	-7.47%	-2.42%	-2.56%
Since Inception (11/2/17)	-8.77%	-8.46%	-1.85%	-1.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.255286

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$796.90	$0.41	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Japan Hedged ETF

This semiannual report for Franklin FTSE Japan Hedged ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.44% based on market price -3.50% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a -3.58% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Automobiles	7.3%
Pharmaceuticals	6.1%
Banks	5.1%
Electronic Equipment, Instruments & Components	5.0%
Machinery	4.8%
Trading Companies & Distributors	4.3%
Chemicals	4.0%
Household Durables	3.8%
Wireless Telecommunication Services	3.4%
Road & Rail	3.2%

respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 241.

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FRANKLIN FTSE JAPAN HEDGED ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.8%
Sony Corp. Household Durables, Japan	2.4%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.0%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.6%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.6%
KDDI Corp. Wireless Telecommunication Services, Japan	1.5%
Nintendo Co. Ltd. Entertainment, Japan	1.3%
Daikin Industries Ltd. Building Products, Japan	1.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.2%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.2%

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-3.50%	-2.44%	-3.50%	-2.44%
1-Year	-6.12%	-5.47%	-6.12%	-5.47%
3-Year	+27.90%	+27.23%	+8.55%	+8.36%
Since Inception (11/2/17)	+23.40%	+23.99%	+4.38%	+4.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.924931

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. The Fund’s exposure to the currencies may not be hedged at all times. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$965.00	$0.44	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Latin America ETF

This semiannual report for Franklin FTSE Latin America ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -19.04% based on market price and -18.91% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a -18.81% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	19.1%
Metals & Mining	13.0%
Oil, Gas & Consumable Fuels	12.1%
Electric Utilities	5.9%
Beverages	5.7%
Food & Staples Retailing	5.4%
Wireless Telecommunication Services	4.5%
Food Products	3.8%
Capital Markets	3.5%
Chemicals	3.2%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 252.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA, 38.601%, pfd. Oil, Gas & Consumable Fuels, Brazil	9.4%
Vale SA Metals & Mining, Brazil	9.1%
Itau Unibanco Holding SA, 2.937%, pfd. Banks, Brazil	4.8%
America Movil SAB de CV Wireless Telecommunication Services, Mexico	4.1%
Banco Bradesco SA, 3.165%, pfd. Banks, Brazil	4.1%
Grupo Financiero Banorte SAB de CV Banks, Mexico	3.2%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	3.2%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	2.6%
Sociedad Quimica y Minera de Chile SA, 0.005%, pfd., B Chemicals, Chile	2.5%
Ambev SA Beverages, Brazil	2.2%

Country Composition

9/30/22

% of Total Net Assets
Brazil	63.9%
Mexico	25.9%
Chile	6.7%
Colombia	1.8%
United States	1.3%

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-18.91%	-19.04%	-18.91%	-19.04%
1-Year	-1.12%	-1.39%	-1.12%	-1.39%
3-Year	-11.95%	-12.25%	-4.15%	-4.26%
Since Inception (10/9/18)	-10.61%	-10.55%	-2.78%	-2.77%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.799003

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Latin American countries involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$810.90	$0.86	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -18.50% based on market price and -18.41% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a -18.39% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	18.8%
Wireless Telecommunication Services	13.3%
Beverages	13.1%
Food & Staples Retailing	11.6%
Transportation Infrastructure	8.8%
Metals & Mining	7.4%
Food Products	6.7%
Construction Materials	4.2%
Equity Real Estate Investment Trusts (REITs)	4.0%
Industrial Conglomerates	3.4%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 257.

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FRANKLIN FTSE MEXICO ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV Wireless Telecommunication Services, Mexico	13.3%
Grupo Financiero Banorte SAB de CV Banks, Mexico	10.7%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	10.4%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	7.0%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	6.4%
Grupo Bimbo SAB de CV Food Products, Mexico	4.6%
Cemex SAB de CV Construction Materials, Mexico	3.4%
Grupo Aeroportuario del Pacifico SAB de CV Transportation Infrastructure, Mexico	3.1%
Grupo Aeroportuario del Sureste SAB de CV Transportation Infrastructure, Mexico	3.0%
Grupo Elektra SAB de CV Banks, Mexico	2.8%

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-18.41%	-18.50%	-18.41%	-18.50%
1-Year	-5.51%	-5.03%	-5.51%	-5.03%
3-Year	+10.38%	+10.12%	+3.35%	+3.27%
Since Inception (11/3/17)	+0.31%	+0.39%	+0.06%	+0.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.339975

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$815.90	$0.86	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2022. Effective March 1, 2022, the Fund suspended new creations of its shares effective until further notice in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca, Inc., the Fund’s primary listing exchange, halted trading of the Fund. Since trading in the Fund’s shares is halted, the Fund no longer has a daily closing price, and a premium/discount to net asset value (NAV) cannot be calculated. Additionally, the value and liquidity of Russian securities experienced significant declines due to the circumstances related to the conflict. The Russian securities markets did not open for trading on February 28, 2022, and were closed for a period of time before reopening on March 24, 2022, but significant trading limitations have remained. As a result, the Fund fair valued all Russian equity securities at $0 (as of September 30, 2022, such securities continue to be fair valued at $0). Accordingly, as of September 30, 2022, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and cash. In addition, FTSE Russell has suspended rebalancings/reconstitutions of the FTSE Russia RIC Capped Index, the Fund’s underlying index, including application of the capping methodology, as well as other index policies until further notice. It is impossible to predict when, or if, these circumstances may change. During this time, including while it is primarily holding cash, the Fund will not meet its investment goal and will experience significant tracking error. Further, if the Fund’s shares resume trading on NYSE Arca, Inc., the Fund may experience significant premiums or discounts to the Fund’s NAV and wider bid-ask spreads. Please see below for further discussion of the impact of the Russian/Ukrainian conflict on the Fund as well as related risks.

Top 10 Sectors/Industries

9/30/22

This disclosure has not been included as all securities of the Fund are valued at zero as of September 30, 2022. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Top 10 Holdings

9/30/22

This disclosure has not been included as all securities of the Fund are valued at zero as of September 30, 2022. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period ended September 30, 2022, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and cash. During that period, the Fund’s NAV per share increased from $0.003378 as of March 31, 2022 to $0.005827 as of September 30, 2022. In comparison, the FTSE Russia Capped Index posted a -8.71% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks. FTSE Russell has suspended rebalancings/reconstitutions of the FTSE Russia Capped Index, including application of the capping methodology, as well as other index policies until further notice.

2. Source: FactSet. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index is not based on fair value prices). With regards to the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, and NYSE Arca, Inc. halted trading of the Fund effective March 4, 2022. Therefore, from March 4, 2022, through September 30, 2022, the Fund did not have a daily closing market price.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 259.

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FRANKLIN FTSE RUSSIA ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-99.98%	-71.53%	-99.98%	-71.53%
3-Year	-99.97%	-59.55%	-93.63%	-26.05%
Since Inception (2/6/18)	-99.97%	-53.30%	-82.56%	-15.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5,6

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. These, as well as any other economic consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities.

As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. The Fund’s Underlying Index may also remove securities as a result of the actions described above. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. Further, if the Fund’s shares resume trading on NYSE Arca, Inc., the Fund may experience significant premiums or discounts to the Fund’s net asset value (NAV) and wider bid-ask spreads.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices.

4. Assumes reinvestment of distributions based on market price. Regarding the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, and NYSE Arca, Inc. halted trading of the Fund effective March 4, 2022. Therefore, from March 4, 2022, through September 30, 2022, the Fund did not have a daily closing market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

6. Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) has implemented a voluntary waiver of its management fee for the Fund. This voluntary waiver may be eliminated by the investment manager at any time.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated. As noted above, the Fund suspended new creations of its shares effective March 1, 2022 and NYSE Arca, Inc. halted trading of the Fund effective March 4, 2022. During the six-month period ended September 30, 2022, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as notes above) and cash, and Fund shares were note available for purchase.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio[2]
$1,000.00	$1,725.00	[3]	$0.00	$1,025.07	$0.00	0.00%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Effective March 1, 2022, Franklin Advisory Services, LLC (the fund’s investment manager) has implemented a voluntary waiver of its management fee for the Fund. This voluntary waiver may be eliminated by the investment manager at any time.

3. The amount shown above reflects the Fund’s NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005827 as of September 30, 2022.

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Franklin FTSE Saudi Arabia ETF

This semiannual report for Franklin FTSE Saudi Arabia ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -12.23% based on market price and -11.10% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a -11.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Banks	43.9%
Chemicals	15.3%
Oil, Gas & Consumable Fuels	9.2%
Diversified Telecommunication Services	6.2%
Metals & Mining	4.7%
Health Care Providers & Services	3.1%
Food Products	2.1%
Independent Power Producers & Energy Traders	2.0%
Electric Utilities	1.7%
Wireless Telecommunication Services	1.7%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 261.

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FRANKLIN FTSE SAUDI ARABIA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Al Rajhi Bank Banks, Saudi Arabia	13.8%
Saudi National Bank Banks, Saudi Arabia	11.9%
Saudi Arabian Oil Co., 144A Oil, Gas & Consumable Fuels, Saudi Arabia	8.7%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	6.9%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	6.2%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	4.7%
Riyad Bank Banks, Saudi Arabia	3.9%
Saudi British Bank Banks, Saudi Arabia	3.4%
SABIC Agri-Nutrients Co. Chemicals, Saudi Arabia	3.2%
Alinma Bank Banks, Saudi Arabia	3.1%

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-11.10%	-12.32%	-11.10%	-12.32%
1-Year	+4.14%	+3.11%	+4.14%	+3.11%
3-Year	+52.04%	+49.15%	+14.99%	+14.26%
Since Inception (10/9/18)	+60.11%	+58.08%	+12.57%	+12.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.332627

Total Annual Operating Expenses5

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$889.00	$1.85	$1,023.11	$1.98	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE South Africa ETF

This semiannual report for Franklin FTSE South Africa ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -33.29% based on market price and -32.23% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a -32.24% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Metals & Mining	18.2%
Banks	14.4%
Internet & Direct Marketing Retail	12.5%
Diversified Financial Services	9.6%
Food & Staples Retailing	8.5%
Wireless Telecommunication Services	7.5%
Insurance	6.3%
Chemicals	4.1%
Specialty Retail	3.6%
Equity Real Estate Investment Trusts (REITs)	2.0%

respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 264.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	12.5%
FirstRand Ltd. Diversified Financial Services, South Africa	7.8%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	5.6%
Standard Bank Group Ltd. Banks, South Africa	5.0%
Sasol Ltd. Chemicals, South Africa	4.1%
Absa Group Ltd. Banks, South Africa	3.8%
Impala Platinum Holdings Ltd. Metals & Mining, South Africa	3.6%
Capitec Bank Holdings Ltd. Banks, South Africa	3.4%
Gold Fields Ltd. Metals & Mining, South Africa	3.4%
Sibanye Stillwater Ltd. Metals & Mining, South Africa	3.1%

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-32.23%	-33.29%	-32.23%	-33.29%
1-Year	-19.06%	-20.77%	-19.06%	-20.77%
3-Year	-3.47%	-5.08%	-1.17%	-1.72%
Since Inception (10/10/18)	-1.39%	-3.00%	-0.35%	-0.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 96 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.598684

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$677.70	$0.80	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -34.13% based on market price and -33.72% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a -33.70% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Technology Hardware, Storage & Peripherals	20.9%
Banks	7.5%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.0%
Electronic Equipment, Instruments & Components	5.9%
Interactive Media & Services	5.7%
Chemicals	5.4%
Industrial Conglomerates	3.2%
Electrical Equipment	3.2%
Metals & Mining	3.0%

be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 267.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	20.9%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	5.7%
Hyundai Motor Co. Automobiles, South Korea	3.7%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	3.6%
NAVER Corp. Interactive Media & Services, South Korea	3.5%
LG Chem Ltd. Chemicals, South Korea	3.3%
Celltrion Inc., A Biotechnology, South Korea	2.4%
Kia Corp. Automobiles, South Korea	2.3%
Kakao Corp. Interactive Media & Services, South Korea	2.2%
KB Financial Group Inc. Banks, South Korea	2.1%

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-33.72%	-34.13%	-33.72%	-34.13%
1-Year	-40.68%	-41.14%	-40.68%	-41.14%
3-Year	-9.20%	-10.37%	-3.16%	-3.58%
Since Inception (11/2/17)	-28.56%	-29.62%	-6.62%	-6.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 101 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.073957

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$662.80	$0.38	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Switzerland ETF

This semiannual report for Franklin FTSE Switzerland ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -21.25% based on market price and -20.98% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a -21.13% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 105.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Pharmaceuticals	28.8%
Food Products	22.5%
Insurance	8.1%
Capital Markets	6.7%
Chemicals	5.6%
Textiles, Apparel & Luxury Goods	4.4%
Health Care Equipment & Supplies	4.1%
Life Sciences Tools & Services	3.4%
Electrical Equipment	3.1%
Construction Materials	1.9%

respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 272.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	20.1%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	16.5%
Novartis AG Pharmaceuticals, Switzerland	11.5%
Zurich Insurance Group AG Insurance, Switzerland	4.4%
Cie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	3.7%
UBS Group AG Capital Markets, Switzerland	3.4%
ABB Ltd. Electrical Equipment, Switzerland	3.1%
Lonza Group AG Life Sciences Tools & Services, Switzerland	2.9%
Sika AG Chemicals, Switzerland	2.5%
Givaudan AG Chemicals, Switzerland	2.4%

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.98%	-21.25%	-20.98%	-21.25%
1-Year	-16.67%	-17.10%	-16.67%	-17.10%
3-Year	+9.78%	+8.53%	+3.16%	+2.77%
Since Inception (2/6/18)	+24.26%	+23.13%	+4.79%	+4.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 106 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.543061

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$790.20	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -29.35% based on market price and -29.26% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a -29.23% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 110.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Semiconductors & Semiconductor Equipment	32.4%
Electronic Equipment, Instruments & Components	14.5%
Banks	13.6%
Technology Hardware, Storage & Peripherals	7.3%
Chemicals	5.0%
Insurance	4.0%
Diversified Telecommunication Services	2.2%
Metals & Mining	1.6%
Food Products	1.6%
Electrical Equipment	1.5%

practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 275.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	19.3%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	6.1%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	4.1%
Delta Electronics Inc., A Electronic Equipment, Instruments & Components, Taiwan	2.7%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	2.2%
United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	2.1%
Nan Ya Plastics Corp. Chemicals, Taiwan	1.9%
Fubon Financial Holding Co. Ltd. Insurance, Taiwan	1.8%
CTBC Financial Holding Co. Ltd., A Banks, Taiwan	1.8%
E.Sun Financial Holding Co. Ltd., A Banks, Taiwan	1.8%

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-29.26%	-29.35%	-29.26%	-29.35%
1-Year	-28.06%	-28.68%	-28.06%	-28.68%
3-Year	+29.55%	+27.10%	+9.01%	+8.32%
Since Inception (11/2/17)	+31.70%	+29.86%	+5.77%	+5.47%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 111 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.004973

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$707.40	$0.81	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of -20.95% based on market price and -20.61% based on net asset value. In comparison, the FTSE UK Capped Index posted a -20.61% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 115.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a representative sampling strategy

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Oil, Gas & Consumable Fuels	13.3%
Pharmaceuticals	11.1%
Banks	9.3%
Metals & Mining	8.6%
Personal Products	6.2%
Tobacco	4.9%
Beverages	4.9%
Professional Services	3.9%
Hotels, Restaurants & Leisure	3.8%
Insurance	3.4%

whereby we will invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 279.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Shell PLC Oil, Gas & Consumable Fuels, Netherlands	8.9%
AstraZeneca PLC Pharmaceuticals, United Kingdom	8.0%
Unilever PLC Personal Products, United Kingdom	5.5%
HSBC Holdings PLC Banks, United Kingdom	5.1%
Diageo PLC Beverages, United Kingdom	4.7%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	4.4%
British American Tobacco PLC Tobacco, United Kingdom	3.9%
Glencore PLC Metals & Mining, Australia	3.4%
Rio Tinto PLC Metals & Mining, Australia	2.9%
GSK PLC Pharmaceuticals, United Kingdom	2.8%

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.61%	-20.95%	-20.61%	-20.95%
1-Year	-16.69%	-17.33%	-16.69%	-17.33%
3-Year	-6.35%	-7.36%	-2.16%	-2.51%
Since Inception (11/2/17)	-6.31%	-7.25%	-1.32%	-1.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 116 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.486685

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of U.K. issuers involve risks that are specific to U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1]	Net Annualized Expense Ratio
$1,000.00	$793.90	$0.40	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.22	$28.60	$18.39		$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.40	0.55	0.44		0.49	0.51	0.04

Net realized and unrealized gains (losses)	(5.58)	(4.31)	10.21		(3.46)	(1.82)	(0.05)

Total from investment operations	(5.18)	(3.76)	10.65		(2.97)	(1.31)	(0.01)

Less distributions from net investment income	(0.11)	(0.62)	(0.44)		(0.50)	(0.46)	—

Net asset value, end of period	$18.93	$24.22	$28.60		$18.39	$21.86	$23.63

Total return[d]	(21.44)%	(13.34)%	58.16%		(13.88)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%

Net investment income	3.60%	2.01%	1.78%		2.32%	2.34%	1.06%

Supplemental data

Net assets, end of period (000’s)	$30,286	$38,751	$34,317		$14,712	$17,488	$9,451

Portfolio turnover rate[f]	3.00% [g]	10.09% [g]	11.45%	[g]	11.42% [g]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.00%	9.63%	11.45%	11.42%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	Cambodia 0.0%†
a	NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,075	$5,308

	China 34.2%
	360 DigiTech Inc.	Consumer Finance	724	9,282
	360 Security Technology Inc., A	Software	2,800	2,553
b	3SBio Inc., A, 144A	Biotechnology	8,000	5,677
a	AAC Technologies Holdings Inc., H	Electronic Equipment, Instruments & Components	4,000	6,257
	ADAMA Ltd.	Chemicals	400	517
	Addsino Co. Ltd., A	Communications Equipment	800	1,117
a	Advanced Micro-Fabrication Equipment Inc. China, A	Semiconductors & Semiconductor Equipment	200	3,026
	AECC Aero-Engine Control Co. Ltd., A	Aerospace & Defense	400	1,409
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	1,200	7,061
a	Agile Group Holdings Ltd.	Real Estate Management & Development	8,000	1,875
	Agricultural Bank of China Ltd., A	Banks	38,000	15,244
	Agricultural Bank of China Ltd., H	Banks	176,000	52,689
	Aier Eye Hospital Group Co. Ltd., A	Health Care Providers & Services	2,804	11,276
a	Air China Ltd., A	Airlines	2,400	3,525
a	Air China Ltd., H	Airlines	10,000	7,643
	Airtac International Group, A	Machinery	880	20,289
a,b	Akeso Inc., 144A	Biotechnology	3,000	8,293
a	Alibaba Group Holding Ltd., A	Internet & Catalog Retail	85,000	844,055
b	A-Living Services Co. Ltd., H, 144A	Commercial Services & Supplies	4,000	3,169
	All Winner Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	1,101
a	Alpha Group, A	Leisure Products	400	244
	Aluminum Corp. of China Ltd., A	Metals & Mining	4,800	2,781
	Aluminum Corp. of China Ltd., H	Metals & Mining	22,000	7,203
a	Amlogic Shanghai Co. Ltd.	Semiconductors & Semiconductor Equipment	200	1,823
a	An Hui Wenergy Co. Ltd., A	Independent Power Producers & Energy Traders	1,200	754
	Angang Steel Co. Ltd., A	Metals & Mining	2,000	752
	Angang Steel Co. Ltd., H	Metals & Mining	8,000	1,977
	Angel Yeast Co. Ltd., A	Food Products	400	2,333
	Anhui Anke Biotechnology Group Co. Ltd., A	Pharmaceuticals	532	672
	Anhui Conch Cement Co. Ltd., A	Construction Materials	1,600	6,466
	Anhui Conch Cement Co. Ltd., H	Construction Materials	6,500	20,618
	Anhui Expressway Co. Ltd., A	Transportation Infrastructure	400	374
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,543
	Anhui Gujing Distillery Co. Ltd., A	Beverages	200	7,629
	Anhui Gujing Distillery Co. Ltd., B	Beverages	700	10,344
	Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	400	786
	Anker Innovations Technology Co. Ltd., A	Technology Hardware, Storage & Peripherals	100	778
	Anta Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	6,400	67,833
	Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	921
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	140	2,724
	Autohome Inc., ADR	Software	349	10,037
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,454
	Avic Capital Co. Ltd., A	Diversified Financial Services	3,600	1,520
	AVIC Electromechanical Systems Co. Ltd., A	Aerospace & Defense	1,600	2,545
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	14,000	5,422
	AVICOPTER PLC, A	Aerospace & Defense	400	2,227
b	BAIC Motor Corp. Ltd., A, 144A	Automobiles	14,000	3,068
a	Baidu Inc.	Interactive Media & Services	12,600	183,144
	Bank of Beijing Co. Ltd., A	Banks	8,000	4,612
	Bank of Changsha Co. Ltd., A	Banks	1,200	1,114
	Bank of Chengdu Co. Ltd., A	Banks	400	918
	Bank of China Ltd., A	Banks	18,000	7,802
	Bank of China Ltd., H	Banks	434,000	142,088
	Bank of Communications Co. Ltd., A	Banks	16,000	10,369

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Bank of Communications Co. Ltd., H	Banks	42,000	$22,151
	Bank of Guiyang Co. Ltd., A	Banks	1,200	912
	Bank of Hangzhou Co. Ltd., A	Banks	2,400	4,797
	Bank of Jiangsu Co. Ltd., A	Banks	2,280	2,379
	Bank of Nanjing Co. Ltd., A	Banks	3,600	5,312
	Bank of Ningbo Co. Ltd., A	Banks	2,780	12,303
	Bank of Qingdao Co. Ltd., A	Banks	1,600	761
	Bank of Shanghai Co. Ltd., A	Banks	6,080	4,989
a	Bank of Zhengzhou Co. Ltd., A	Banks	3,484	1,168
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	7,200	5,312
	BBMG Corp., A	Construction Materials	2,400	838
	BBMG Corp., H	Construction Materials	16,000	1,936
a	BeiGene Ltd.	Biotechnology	3,400	35,105
	Beijing Capital Co. Ltd., A	Water Utilities	3,200	1,167
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	800	492
a	Beijing Capital International Airport Co. Ltd., A	Transportation Infrastructure	10,000	5,414
a	Beijing Dabeinong Technology Group Co. Ltd., A	Food Products	1,200	1,347
	Beijing Easpring Material Technology Co. Ltd.	Chemicals	200	1,852
a	Beijing E-Hualu Information Technology Co. Ltd., A	Software	400	703
	Beijing Enlight Media Co. Ltd., H	Entertainment	1,200	1,195
	Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	3,000	8,427
a	Beijing Jetsen Technology Co. Ltd., A	Software	1,200	747
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power Producers & Energy Traders	10,000	1,911
	Beijing Kingsoft Office Software Inc., A	Software	141	3,978
	Beijing New Building Materials PLC, A	Building Products	800	2,699
a	Beijing Orient National Communication Science & Technology Co. Ltd., A	Software	400	405
	Beijing Originwater Technology Co. Ltd., H	Commercial Services & Supplies	247	164
	Beijing Sanju Environmental Protection and New Material Co. Ltd., A	Chemicals	800	460
	Beijing Shiji Information Technology Co. Ltd., A	Software	800	1,388
	Beijing Shougang Co. Ltd., A	Metals & Mining	2,000	1,002
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	400	1,117
	Beijing Sinnet Technology Co. Ltd., A	IT Services	800	897
	Beijing SL Pharmaceutical Co. Ltd., H	Biotechnology	400	462
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	528	1,495
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	800	5,111
	Beijing Ultrapower Software Co. Ltd., A	IT Services	800	415
	Beijing United Information Technology Co. Ltd., A	Trading Companies & Distributors	145	2,196
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	145	2,327
	Beijing Yanjing Brewery Co. Ltd., A	Beverages	800	1,047
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	100	1,729
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., A	Electronic Equipment, Instruments & Components	445	864
	Beijing-Shanghai High Speed Railway Co. Ltd., A	Road & Rail	11,600	7,355
	BGI Genomics Co. Ltd., A	Biotechnology	100	748
a	Bilibili Inc.	Entertainment	1,440	21,940
b	Blue Moon Group Holdings Ltd., 144A	Household Products	4,000	2,823
a	Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	400	437
	Bluefocus Intelligent Communications Group Co. Ltd., A	Media	800	503
	Bluestar Adisseo Co., A	Chemicals	400	553
	BOC Hong Kong (Holdings) Ltd.	Banks	20,500	68,291
	BOC International China Co. Ltd., A	Capital Markets	400	589

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	14,800	$6,788
	BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	5,600	2,390
	Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	400	1,795
	Bright Dairy & Food Co. Ltd., A	Food Products	400	587
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	400	1,200
b	Budweiser Brewing Co. APAC Ltd., H, 144A	Beverages	9,600	25,132
	BYD Co. Ltd., A	Automobiles	800	28,279
	BYD Co. Ltd., H	Automobiles	4,700	116,394
	BYD Electronic International Co. Ltd.	Communications Equipment	4,500	10,869
	By-health Co. Ltd., A	Personal Products	800	1,975
	C&S Paper Co. Ltd., A	Household Products	400	571
	Caitong Securities Co. Ltd., A	Capital Markets	2,020	1,915
	Camel Group Co. Ltd., A	Electrical Equipment	460	544
	CanSino Biologics Inc., A	Pharmaceuticals	26	441
b,c	CanSino Biologics Inc., H, 144A, Reg S	Pharmaceuticals	400	2,270
a	CECEP Solar Energy Co. Ltd., H	Semiconductors & Semiconductor Equipment	1,200	1,150
	CECEP Wind-Power Corp, A	Independent Power Producers & Energy Traders	2,000	1,234
	Central China Securities Co. Ltd., A	Capital Markets	1,200	587
	Central China Securities Co. Ltd., H	Capital Markets	4,000	515
	CGN Power Co. Ltd., A	Independent Power Producers & Energy Traders	3,200	1,185
b	CGN Power Co. Ltd., H, 144A	Independent Power Producers & Energy Traders	64,000	13,860
	Changchun High & New Technology Industry Group Inc., A	Pharmaceuticals	200	4,779
	Changjiang Securities Co. Ltd., A	Capital Markets	2,400	1,754
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	2,138
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	800	2,922
	Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,600	1,115
	Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	400	2,624
	China Baoan Group Co. Ltd., A	Industrial Conglomerates	1,200	1,889
	China Cinda Asset Management Co. Ltd., H	Capital Markets	52,000	5,763
	China CITIC Bank Corp. Ltd., A	Banks	4,400	2,814
	China CITIC Bank Corp. Ltd., H	Banks	54,000	21,463
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,000	2,985
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	10,884
	China Communications Services Corp. Ltd., H	Diversified Telecommunication Services	14,000	4,708
a	China Conch Environment Protection Holdings Ltd.	Commercial Services & Supplies	8,000	4,097
	China Conch Venture Holdings Ltd.	Construction & Engineering	8,500	13,557
	China Construction Bank Corp., A	Banks	4,000	3,097
	China Construction Bank Corp., H	Banks	528,000	305,369
	China CSSC Holdings Ltd., A	Machinery	1,800	5,719
b,c	China East Education Holdings Ltd., A, 144A, Reg S	Diversified Consumer Services	2,000	662
a	China Eastern Airlines Corp. Ltd., A	Airlines	4,400	3,012
a	China Eastern Airlines Corp. Ltd., H	Airlines	8,000	2,721
	China Energy Engineering Corp. Ltd.	Construction & Engineering	13,200	4,147
	China Everbright Bank Co. Ltd., A	Banks	17,200	6,804
	China Everbright Bank Co. Ltd., H	Banks	17,000	4,678
a	China Evergrande Group, A	Real Estate Management & Development	24,000	2,019
b,c	China Feihe Ltd., 144A, Reg S	Food Products	22,000	15,414
	China Galaxy Securities Co. Ltd., A	Capital Markets	800	1,010
	China Galaxy Securities Co. Ltd., H	Capital Markets	21,000	9,711
	China Great Wall Securities Co. Ltd., A	Capital Markets	800	918
	China Greatwall Technology Group Co. Ltd., A	Technology Hardware, Storage & Peripherals	1,200	1,437
	China Hongqiao Group Ltd.	Metals & Mining	12,500	10,350
	China International Capital Corp. Ltd., A	Capital Markets	400	1,931
b	China International Capital Corp. Ltd., H, 144A	Capital Markets	8,500	12,366

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China International Marine Containers (Group) Co. Ltd., H	Machinery	4,200	$2,675
	China International Marine Containers Group Co. Ltd., A	Machinery	750	727
	China Jinmao Holdings Group Ltd., A	Real Estate Management & Development	36,000	7,338
	China Jushi Co. Ltd., A	Construction Materials	1,771	3,274
	China Lesso Group Holdings Ltd.	Building Products	5,000	4,656
	China Life Insurance Co. Ltd., H	Insurance	42,000	53,825
a,b	China Literature Ltd., A, 144A	Media	2,400	6,803
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	1,228	41,187
	China Longyuan Power Group Corp., A	Independent Power Producers & Energy Traders	19,000	23,841
	China Medical System Holdings Ltd.	Pharmaceuticals	7,000	8,356
	China Meheco Co. Ltd., A	Trading Companies & Distributors	560	946
	China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	3,164
	China Merchants Bank Co. Ltd., A	Banks	8,400	39,648
	China Merchants Bank Co. Ltd., H	Banks	21,500	99,969
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	4,000	3,984
	China Merchants Expressway Network & Technology Holdings Co. Ltd., A	Transportation Infrastructure	800	851
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	8,000	10,059
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	400	856
b	China Merchants Securities Co. Ltd., A, 144A	Capital Markets	2,400	2,079
	China Merchants Securities Co. Ltd., A	Capital Markets	3,020	5,227
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,800	6,418
a	China Minmetals Rare Earth Co. Ltd., A	Metals & Mining	400	1,477
	China Minsheng Banking Corp. Ltd., A	Banks	14,000	6,657
	China Minsheng Banking Corp. Ltd., H	Banks	36,000	10,319
	China Molybdenum Co. Ltd., A	Metals & Mining	4,000	2,648
	China Molybdenum Co. Ltd., H	Metals & Mining	24,000	9,386
	China National Building Material Co. Ltd., H	Construction Materials	26,000	19,906
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	2,400	2,697
	China National Nuclear Power Co. Ltd., A	Independent Power Producers & Energy Traders	6,600	5,416
a	China Nonferrous Metal Industry’s Foreign Engineeringand Construction Co. Ltd., A	Metals & Mining	800	494
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,600	5,961
	China Oilfield Services Ltd., A	Energy Equipment & Services	800	1,610
	China Oilfield Services Ltd., H	Energy Equipment & Services	10,000	9,924
	China Orient Securities Co. Ltd., A	Capital Markets	3,072	3,314
	China Overseas Land & Investment Ltd., A	Real Estate Management & Development	22,000	57,313
	China Pacific Insurance Group Co. Ltd., A	Insurance	2,800	7,985
	China Pacific Insurance Group Co. Ltd., H	Insurance	14,800	27,263
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	13,200	7,943
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	146,000	62,679
	China Railway Group Ltd., A	Construction & Engineering	8,000	5,869
	China Railway Group Ltd., H	Construction & Engineering	24,000	11,771
b,c	China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Electronic Equipment, Instruments & Components	8,000	2,201
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	2,666	1,552
	China Reinsurance Group Corp., H	Insurance	40,000	2,471
	China Resources Cement Holdings Ltd.	Construction Materials	12,000	5,564
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	987
	China Resources Microelectronics Ltd., A	Semiconductors & Semiconductor Equipment	392	2,618

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	3,400	$13,059
b	China Resources Pharmaceutical Group Ltd., A, 144A	Pharmaceuticals	10,000	6,866
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	15,542
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., B	Pharmaceuticals	400	2,155
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,800	12,427
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	19,500	58,252
	China Shipping Container Lines Co. Ltd., A	Marine	3,200	1,109
a	China Shipping Development Co. Ltd., A	Marine	1,200	3,045
	China South Publishing & Media Group Co. Ltd., A	Media	800	1,104
a	China Southern Airlines Co. Ltd., A	Airlines	4,400	4,098
a	China Southern Airlines Co. Ltd., H	Airlines	8,000	4,219
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., A	Commercial Services & Supplies	1,200	956
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	16,800	12,136
	China Suntien Green Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	10,000	3,669
	China Taiping Insurance Holdings Co. Ltd.	Insurance	8,000	6,736
	China Three Gorges Renewables Group Co. Ltd., A	Independent Power Producers & Energy Traders	10,000	7,897
	China Tourism Group Duty Free Corp. Ltd., A	Hotels, Restaurants & Leisure	800	22,247
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	264,000	28,250
a	China TransInfo Technology Co. Ltd., A	IT Services	400	466
a	China Travel International Investment Hong Kong Ltd., A	Hotels, Restaurants & Leisure	16,000	2,813
	China United Network Communications Ltd., A	Wireless Telecommunication Services	10,000	4,699
	China Vanke Co. Ltd., A	Real Estate Management & Development	4,000	10,004
	China Vanke Co. Ltd., H	Real Estate Management & Development	10,800	19,674
	China World Trade Center Co. Ltd., A	Real Estate Management & Development	400	768
	China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	9,200	29,345
	China Zhenhua Group Science & Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	3,254
a	China Zheshang Bank Co. Ltd., A	Banks	2,800	1,170
	Chinalin Securities Co. Ltd., A	Capital Markets	400	732
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	400	471
	Chongqing Brewery Co. Ltd., A	Beverages	200	3,148
	Chongqing Changan Automobile Co. Ltd., A	Automobiles	3,120	5,497
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	9,438	4,340
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	400	1,525
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	2,000	1,002
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	13,000	4,223
	Chongqing Water Group Co. Ltd., A	Water Utilities	400	286
	Chongqing Zhifei Biological Products Co. Ltd., B	Biotechnology	600	7,274
	Chow Tai Fook Jewellery Co. Ltd., A	Specialty Retail	10,000	18,828
	CIFI Holdings Group Co. Ltd., A	Real Estate Management & Development	22,880	2,332
	CITIC Ltd., B	Industrial Conglomerates	28,000	26,395
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	2,080	5,141
	CITIC Securities Co. Ltd., A	Capital Markets	4,995	12,205
	CITIC Securities Co. Ltd., H	Capital Markets	12,500	21,242
	CMST Development Co. Ltd., A	Air Freight & Logistics	400	273
	CNOOC Energy Technology & Services Ltd., A	Energy Equipment & Services	2,800	1,131
	Contemporary Amperex Technology Co. Ltd., H	Electrical Equipment	1,000	56,233
	COSCO SHIPPING Development Co. Ltd., H	Marine	20,000	2,522

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	COSCO SHIPPING Energy Transportation Co. Ltd., H	Marine	8,000	$6,655
	COSCO SHIPPING Holdings Co. Ltd., A	Marine	5,200	8,038
	COSCO SHIPPING Holdings Co. Ltd., B	Marine	18,950	22,233
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	52,000	12,056
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	10,600	15,610
	CRRC Corp. Ltd., A	Machinery	9,200	6,052
	CRRC Corp. Ltd., H	Machinery	24,000	7,766
b	CSC Financial Co. Ltd., A, 144A	Capital Markets	5,000	3,822
	CSC Financial Co. Ltd., A	Capital Markets	2,000	6,500
	CSG Holding Co. Ltd.	Construction Materials	6,101	2,339
	CSG Holding Co. Ltd., A	Construction Materials	800	779
	CSPC Pharmaceutical Group Ltd., A	Pharmaceuticals	48,000	47,573
	Daan Gene Co. Ltd.	Biotechnology	612	1,423
a	Dada Nexus Ltd., A, ADR	Internet & Catalog Retail	392	1,854
b	Dali Foods Group Co. Ltd., 144A	Food Products	12,500	5,382
	Daqin Railway Co. Ltd., A	Road & Rail	6,000	5,698
a	Daqo New Energy Corp.	Semiconductors & Semiconductor Equipment	320	16,986
a	Datang International Power Generation Co. Ltd., A	Independent Power Producers & Energy Traders	3,200	1,490
a	Datang International Power Generation Co. Ltd., H	Independent Power Producers & Energy Traders	16,000	3,057
	DHC Software Co. Ltd., A	IT Services	1,200	897
	Dian Diagnostics Group Co. Ltd., A	Health Care Providers & Services	400	1,628
	Digital China Information Service Co. Ltd., H	IT Services	400	541
	Do-Fluoride Chemicals Co. Ltd., A	Chemicals	400	2,014
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	400	1,817
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	1,200	3,441
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	2,000	2,726
	Dongfeng Motor Group Co. Ltd., H	Automobiles	16,000	8,561
	Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	400	515
	Dongxing Securities Co. Ltd., A	Capital Markets	1,200	1,246
	East Group Co. Ltd., A	Electrical Equipment	400	365
	East Money Information Co. Ltd.	Capital Markets	5,488	13,564
	Easyhome New Retail Group Co. Ltd., A	Multiline Retail	1,200	635
	Ecovacs Robotics Co. Ltd., A	Household Durables	200	1,871
	ENN Ecological Holdings Co. Ltd., A	Chemicals	1,200	3,124
	ENN Energy Holdings Ltd.	Gas Utilities	4,300	57,517
b	ESR Cayman Ltd., H, 144A	Real Estate Management & Development	11,200	28,250
	Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	1,000	774
	Eve Energy Co. Ltd.	Electrical Equipment	780	9,256
b	Everbright Securities Co. Ltd., 144A	Capital Markets	1,600	864
	Everbright Securities Co. Ltd., A	Capital Markets	1,600	2,951
a,b	Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	24,000	2,536
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	1,660	1,451
	Faw Jiefang Group Co. Ltd.	Automobiles	1,200	1,209
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	400	697
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	20,000	2,064
	Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	1,200	855
	First Capital Securities Co. Ltd.	Capital Markets	1,600	1,223
a	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	3,000	7,299
a	Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	1,835
	Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	6,200	4,801
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	1,600	18,587
	Fosun International Ltd.	Industrial Conglomerates	12,000	7,445
	Founder Securities Co. Ltd., A	Capital Markets	3,400	3,124
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	5,200	6,214

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Fu Jian Anjoy Foods Co. Ltd., A	Food Products	100	$2,178
	Fujian Funeng Co. Ltd., A	Independent Power Producers & Energy Traders	400	600
	Fujian Sunner Development Co. Ltd.	Food Products	400	1,086
a	Full Truck Alliance Co. Ltd.	Road & Rail	3,628	23,763
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	800	4,018
b	Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	3,600	14,538
	Ganfeng Lithium Co. Ltd.	Metals & Mining	700	7,348
b	Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	1,400	9,319
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	1,600	709
a	GD Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	6,400	3,654
a	GDS Holdings Ltd.	IT Services	5,200	11,394
	GEM Co. Ltd.	Metals & Mining	2,000	2,070
	Gemdale Corp., A	Real Estate Management & Development	2,000	3,223
a	Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	13,116
	GF Securities Co. Ltd.	Capital Markets	2,500	5,004
	GF Securities Co. Ltd., H	Capital Markets	6,400	6,971
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	300	3,945
a	Ginlong Technologies Co. Ltd., A	Electrical Equipment	150	4,649
	Glarun Technology Co. Ltd., A	Communications Equipment	400	752
	GoerTek Inc.	Electronic Equipment, Instruments & Components	1,200	4,461
a	GOME Retail Holdings Ltd.	Specialty Retail	68,000	1,273
a	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	800	376
	Great Wall Motor Co. Ltd., A	Automobiles	1,200	4,679
	Great Wall Motor Co. Ltd., H	Automobiles	17,500	20,109
a	Greattown Holdings Ltd., A	Real Estate Management & Development	400	178
	Greentown China Holdings Ltd.	Real Estate Management & Development	5,000	9,401
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	800	915
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power Producers & Energy Traders	1,200	794
a	Guangdong Electric Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	1,200	751
a	Guangdong Electric Power Development Co. Ltd., B	Independent Power Producers & Energy Traders	3,600	968
	Guangdong Golden Dragon Development Inc.	Capital Markets	400	759
	Guangdong Haid Group Co. Ltd.	Food Products	800	6,764
	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	800	988
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	1,242
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	3,200	1,997
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	400	994
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	4,134
a	Guangshen Railway Co. Ltd., A	Road & Rail	1,200	328
a	Guangshen Railway Co. Ltd., H	Road & Rail	8,000	1,090
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	1,200	986
	Guangxi Liugong Machinery Co. Ltd.	Machinery	500	396
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	1,200	2,042
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	18,000	12,841
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	400	1,457
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	1,200	2,593
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	800	872
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	200	1,778
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	100	837
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	820	5,068
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	1,080	860

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	400	$425
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	952
	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	400	272
	Guolian Securities Co. Ltd., A	Capital Markets	800	981
	Guosen Securities Co. Ltd.	Capital Markets	1,800	2,171
a	Guosheng Financial Holding Inc.	Electrical Equipment	400	428
b	Guotai Junan Securities Co. Ltd., 144A	Capital Markets	4,000	4,250
	Guotai Junan Securities Co. Ltd., A	Capital Markets	2,800	5,369
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	800	3,426
	Guoyuan Securities Co. Ltd.	Capital Markets	2,120	1,903
a,b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	6,200	12,163
	Haier Smart Home Co. Ltd., A	Household Durables	2,400	8,339
	Haier Smart Home Co. Ltd., H	Household Durables	13,200	40,441
	Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	1,075
	Haitian International Holdings Ltd.	Machinery	3,000	5,702
	Haitong Securities Co. Ltd., A	Capital Markets	3,600	4,373
	Haitong Securities Co. Ltd., H	Capital Markets	19,200	10,175
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	400	1,066
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	800	1,175
	Hangzhou Chang Chuan Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	3,199
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	324	2,418
	Hangzhou Lion Electronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	2,555
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	400	1,924
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	400	1,287
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	400	555
	Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,697
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	3,837
b,c	Hangzhou Tigermed Consulting Co. Ltd., A, 144A, Reg S	Life Sciences Tools & Services	700	5,676
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	400	1,462
b	Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	6,000	9,493
	Haohua Chemical Science & Technology Co. Ltd., A	Chemicals	400	2,183
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	120	385
	Heilongjiang Agriculture Co. Ltd., A	Food Products	800	1,494
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,300	4,460
	Hengan International Group Co. Ltd.	Personal Products	4,000	17,886
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	800	2,221
	Hengli Petrochemical Co. Ltd., A	Chemicals	1,360	3,228
a	HengTen Networks Group Ltd.	Internet & Catalog Retail	16,000	3,424
	Hengtong Optic-electric Co. Ltd.	Communications Equipment	800	2,042
	Hengyi Petrochemical Co. Ltd., A	Chemicals	1,200	1,298
	Hesteel Co. Ltd.	Metals & Mining	5,200	1,641
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	200	2,174
a	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	800	292
	Hongfa Technology Co. Ltd., A	Electrical Equipment	560	2,736
	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,257	4,458
	Hoshine Silicon Industry Co. Ltd., A	Chemicals	200	3,073
a,b,c	Hua Hong Semiconductor Ltd., 144A	Semiconductors & Semiconductor Equipment	2,000	4,576
	Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	2,000	1,669
	Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	10,000	3,656
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	800	4,502
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	800	1,105
	Huafon Chemical Co. Ltd.	Chemicals	1,600	1,466
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	400	1,037

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	800	$1,891
	Hualan Biological Engineering Inc.	Biotechnology	800	2,038
a	Huaneng Power International Inc., A	Independent Power Producers & Energy Traders	3,200	3,407
a	Huaneng Power International Inc., H	Independent Power Producers & Energy Traders	24,000	10,456
	Huapont Life Sciences Co. Ltd.	Chemicals	1,200	895
b	Huatai Securities Co. Ltd., 144A	Capital Markets	9,200	10,126
	Huatai Securities Co. Ltd., A	Capital Markets	3,000	5,100
	Huaxi Securities Co. Ltd.	Capital Markets	800	823
	Huaxia Bank Co. Ltd., A	Banks	5,600	3,951
	Huaxin Cement Co. Ltd., H	Construction Materials	1,500	1,546
	Huaxin Cement Co. Ltd., A	Construction Materials	400	940
	Huayu Automotive Systems Co. Ltd.	Auto Components	1,200	2,781
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	800	340
	Hubei Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	2,400	1,478
	Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	400	1,878
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	728
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	3,870
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	800	1,967
	Hunan Gold Corp. Ltd.	Metals & Mining	400	674
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,800	1,602
	Hundsun Technologies Inc., A	Software	676	3,214
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	400	733
a	HUTCHMED China Ltd.	Pharmaceuticals	3,000	5,052
a,b	Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	2,000	11,300
a	Hytera Communications Corp. Ltd., A	Communications Equipment	400	251
	Iflytek Co. Ltd.	Software	900	4,143
	Imeik Technology Development Co. Ltd., A	Biotechnology	100	6,878
	Industrial and Commercial Bank of China Ltd.	Banks	30,400	18,549
	Industrial and Commercial Bank of China Ltd., H	Banks	444,000	208,145
	Industrial Bank Co. Ltd., A	Banks	8,400	19,618
a	Industrial Securities Co. Ltd., A	Capital Markets	3,640	2,783
	Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	2,075
	Inmyshow Digital Technology Group Co. Ltd.	Media	800	667
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	15,200	3,923
	Inner Mongolia ERDOS Resources Co. Ltd., B	Metals & Mining	2,400	4,543
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	3,200	1,764
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	2,500	11,565
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	5,600	8,439
a,b	Innovent Biologics Inc., B, 144A	Biotechnology	7,500	23,360
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	400	1,108
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	180	503
a	Iqiyi Inc., ADR	Entertainment	1,830	4,959
	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	840	7,546
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	400	2,720
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	460	2,577
a,b	JD Health International Inc., 144A	Internet & Catalog Retail	4,200	24,130
a,b	JD Logistics Inc., 144A	Air Freight & Logistics	9,200	16,173
	JD.com Inc., A	Internet & Catalog Retail	13,400	339,016
a	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	400	605
	Jiangling Motors Corp. Ltd., A	Automobiles	400	816
	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	800	2,405
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,600	3,910
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	400	403
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	8,000	6,003
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	496	3,150

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	2,632	$12,959
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	500	3,218
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	800	753
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	600	13,310
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	1,403
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	400	1,616
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	480	313
a	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	2,000	651
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	1,200	3,782
	Jiangxi Copper Co. Ltd., A	Metals & Mining	800	1,710
	Jiangxi Copper Co. Ltd., H	Metals & Mining	7,000	8,097
a	Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	800	2,203
a	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	800	502
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	751
a	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	2,800	821
	Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	1,600	2,426
b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	8,500	4,169
	JiuGui Liquor Co. Ltd., A	Beverages	100	1,762
b	Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	4,000	6,563
	Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,220
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	800	1,181
	Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	140	1,110
b	Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	560	2,137
a	Jointo Energy Investment Co. Ltd.	Independent Power Producers & Energy Traders	400	247
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	800	1,284
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	400	1,789
	Joyoung Co. Ltd.	Household Durables	400	829
	JOYY Inc., ADR	Interactive Media & Services	260	6,760
	Juewei Food Co. Ltd., A	Food Products	100	703
a	Juneyao Airlines Co. Ltd., A	Airlines	400	849
a	Kaishan Group Co. Ltd., A	Machinery	400	1,043
a	Kanzhun Ltd., ADR	Interactive Media & Services	768	12,964
a	KE Holdings Inc., ADR	Real Estate Management & Development	3,432	60,129
	Keda Industrial Group Co. Ltd.	Machinery	800	1,878
	Kerry Logistics Network Ltd.	Air Freight & Logistics	1,500	2,412
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	11,312
a	Kingdee International Software Group Co. Ltd.	Software	14,000	18,334
	Kingfa Sci & Tech Co. Ltd., A	Chemicals	1,200	1,579
a	Kingsoft Cloud Holdings Ltd., ADR	IT Services	561	1,116
	Kingsoft Corp. Ltd.	Software	5,000	13,312
a,b	Kuaishou Technology, B, 144A	Interactive Media & Services	11,000	71,396
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	800	1,666
	Kunlun Tech Co. Ltd.	Entertainment	400	695
	Kweichow Moutai Co. Ltd., A	Beverages	500	131,327
a	KWG Group Holdings Ltd.	Real Estate Management & Development	8,000	989
a	Lakala Payment Co. Ltd., A	IT Services	400	768
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,200	3,468
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	130	585
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	8,000	2,568
b	Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	3,000	2,606
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	44,000	30,604
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	2,589
a	Leo Group Co. Ltd.	Media	2,400	589

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	800	$2,371
	Levima Advanced Materials Corp., A	Chemicals	400	2,243
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	800	618
a	Li Auto Inc., ADR	Automobiles	2,944	67,741
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	95,702
	LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	769
	Lianhe Chemical Technology Co. Ltd.	Chemicals	400	1,004
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	7,600	1,706
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	400	190
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	400	1,689
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	900	2,256
	Lomon Billions Group Co. Ltd.	Chemicals	1,000	2,209
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	10,660	30,622
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,052	20,510
	Longshine Technology Group Co. Ltd., A	Software	400	1,203
	Luenmei Quantum Co. Ltd., A	Water Utilities	800	794
	Lufax Holding Ltd., ADR	Consumer Finance	3,908	9,926
	Luolai Lifestyle Technology Co. Ltd., A	Textiles, Apparel & Luxury Goods	400	573
	Luxi Chemical Group Co. Ltd., A	Chemicals	800	1,454
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	2,800	11,547
a,b	Luye Pharma Group Ltd., 144A	Pharmaceuticals	10,500	2,916
	Luzhou Laojiao Co. Ltd., A	Beverages	600	19,413
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	2,000	755
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	831
	Mango Excellent Media Co. Ltd.	Entertainment	840	2,937
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	160	1,984
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,720	1,030
a,b	Meituan Dianping, B, 144A	Internet & Catalog Retail	23,200	489,423
	Metallurgical Corp. of China Ltd.	Construction & Engineering	17,000	2,772
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	6,400	2,684
a	Microport Scientific Corp.	Health Care Equipment & Supplies	2,900	4,995
	Ming Yang Smart Energy Group Ltd.	Electrical Equipment	800	2,708
	Ming Yuan Cloud Group Holdings Ltd.	Software	3,000	1,777
	MINISO Group Holding Ltd., ADR	Multiline Retail	416	2,284
	Minth Group Ltd.	Auto Components	4,000	8,856
a	MMG Ltd.	Metals & Mining	16,000	3,832
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	339	2,488
a	Montnets Rongxin Technology Group Co. Ltd.	Software	400	549
	Muyuan Foods Co. Ltd.	Food Products	2,096	16,029
	NanJi E-Commerce Co. Ltd.	Media	800	499
	Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	615
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	2,800	1,072
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	520	1,214
	Nanjing Securities Co. Ltd., A	Capital Markets	1,200	1,284
	Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	400	516
	Nari Technology Development Co. Ltd., A	Electrical Equipment	2,880	10,047
a	National Silicon Industry Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	712	1,783
	NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	200	7,810
	NavInfo Co. Ltd.	Household Durables	800	1,295
	NetEase Inc.	Entertainment	10,400	156,996
	New China Life Insurance Co. Ltd., A	Insurance	800	3,023
	New China Life Insurance Co. Ltd., H	Insurance	5,200	9,923
a	New Hope Liuhe Co. Ltd.	Food Products	1,600	3,120
a	New Oriental Education & Technology Group Inc., Sponsored ADR	Diversified Consumer Services	751	18,001
	Newland Digital Technology Co. Ltd.	Software	400	679

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Nexteer Automotive Group Ltd.	Auto Components	5,000	$2,713
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	9,000	5,595
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	800	4,842
	Ningbo Deye Technology Co. Ltd., A	Machinery	140	8,252
a	Ningbo Joyson Electronic Corp.	Auto Components	500	927
	Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	300	2,934
	Ningbo Ronbay New Energy Technology Co. Ltd.	Electrical Equipment	200	2,361
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	400	642
	Ningbo Shanshan Co. Ltd., A	Chemicals	800	2,340
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	400	4,141
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,600	1,833
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	1,200	2,242
a	NIO Inc., ADR	Automobiles	7,408	116,824
b	Nongfu Spring Co. Ltd., H, 144A	Beverages	9,600	55,705
	North Huajin Chemical Industries Co. Ltd.	Chemicals	400	399
	North Industries Group Red Arrow Co. Ltd., A	Machinery	400	1,254
	Northeast Securities Co. Ltd.	Capital Markets	800	724
	NSFOCUS Information Technology Co. Ltd.	Software	400	457
a	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	800	134
a	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	800	454
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	2,000	1,248
a	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,600	1,183
	Oppein Home Group Inc., A	Household Durables	100	1,594
	ORG Technology Co. Ltd.	Containers & Packaging	800	520
b	Orient Securities Co. Ltd. of China, 144A	Capital Markets	4,000	1,569
	Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	800	855
a	Ourpalm Co. Ltd.	Entertainment	1,600	626
	Ovctek China Inc., A	Health Care Equipment & Supplies	400	2,317
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,800	1,815
	People.cn Co. Ltd.	Media	400	579
	Perfect World Co. Ltd.	Entertainment	400	697
	PetroChina Co. Ltd.	Oil, Gas & Consumable Fuels	10,000	7,196
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	120,000	49,224
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	150	1,137
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	1,100	5,346
	PICC Property and Casualty Co. Ltd., H	Insurance	38,000	39,404
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,112	132,169
	Ping An Bank Co. Ltd., A	Banks	7,600	12,622
a,b,c	Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	2,200	4,148
	Ping An Insurance Group Co. of China Ltd., A	Insurance	4,400	25,663
	Ping An Insurance Group Co. of China Ltd., H	Insurance	34,000	169,786
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,722
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	4,800	12,119
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	800	4,245
b	Pop Mart International Group Ltd., 144A	Specialty Retail	4,000	7,358
b	Postal Savings Bank of China Co. Ltd., 144A	Banks	54,000	31,850
	Postal Savings Bank of China Co. Ltd.	Banks	8,400	5,255
	Power Construction Corp. of China Ltd.	Construction & Engineering	4,400	4,302
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	400	307
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	400	816
a	Qinghai Salt Lake Industry Co. Ltd., A	Chemicals	2,000	6,699
	Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	800	298
	Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	126	672
b	Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	4,000	1,096
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	420	256

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a,b	Remegen Co. Ltd., H, 144A	Biotechnology	1,000	$4,847
a	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	1,200	396
a	RLX Technology Inc., ADR	Tobacco	4,056	4,259
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,350	2,619
	SAIC Motor Corp. Ltd.	Automobiles	4,000	8,023
	Sailun Group Co. Ltd., A	Auto Components	1,200	1,703
	Sangfor Technologies Inc.	Software	100	1,403
	Sansteel Minguang Co. Ltd.	Metals & Mining	800	549
	Sany Heavy Industry Co. Ltd., A	Machinery	3,200	6,230
	SDIC Power Holdings Co. Ltd., A	Independent Power Producers & Energy Traders	2,800	4,218
	Sealand Securities Co. Ltd.	Capital Markets	1,380	625
a	Seazen Group Ltd.	Real Estate Management & Development	12,000	2,813
a	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	900	2,207
	SF Holding Co. Ltd.	Air Freight & Logistics	2,000	13,247
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	150	2,964
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	12,776
	Shaanxi International Trust Co. Ltd.	Capital Markets	800	324
a	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	800	525
a	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	4,000	1,187
a	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	829
	Shandong Denghai Seeds Co. Ltd.	Food Products	400	1,071
b	Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	4,000	6,359
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,600	3,845
	Shandong Himile Mechanical Science &
	Technology Co. Ltd.	Machinery	400	1,296
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	1,200	914
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	800	3,273
	Shandong Humon Smelting Co. Ltd.	Metals & Mining	400	510
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	400	1,021
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,000	1,689
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	400	1,625
	Shandong Shida Shenghua Chemical Group Co. Ltd., A	Chemicals	100	1,356
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	800	1,285
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	13,400	18,026
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	1,200	323
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	400	298
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,600	1,072
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	392	1,481
	Shanghai Baosight Software Co. Ltd., A	Software	520	2,683
	Shanghai Baosight Software Co. Ltd., B	Software	2,912	8,474
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,800	994
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	800	334
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,200	1,737
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	16,000	3,180
a	Shanghai Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	1,200	1,513
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	400	499
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	800	3,317
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	3,000	7,277
	Shanghai Huayi Group Co. Ltd., B	Chemicals	800	471
a	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	1,200	9,726
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	4,000	3,120

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	800	$1,486
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	400	3,235
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	400	597
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,200	1,068
a,b	Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	1,000	3,178
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	520	862
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	800	1,081
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	6,000	4,698
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,600	1,629
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	1,600	3,705
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,000	6,905
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	12,000	11,850
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	540	4,227
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	2,000	1,495
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	3,600	882
a	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,600	530
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,600	1,106
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	686
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A	Trading Companies & Distributors	400	654
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,600	1,497
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	800	1,166
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,400	1,065
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	4,166
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	2,841
	Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	1,600	2,157
	Shanxi Securities Co. Ltd.	Capital Markets	920	653
	Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	2,400	1,505
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	500	21,243
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,680	3,530
	Shanying International Holding Co. Ltd., A	Paper & Forest Products	1,200	401
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	800	1,699
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	1,470
	Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	100	1,060
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	8,400	4,548
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	1,565
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	400	824
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	400	291
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	800	754
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	400	471
	Shenzhen Capchem Technology Co. Ltd., A	Chemicals	360	2,115
	Shenzhen Dynanonic Co. Ltd., A	Chemicals	100	3,953
	Shenzhen Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	2,080	1,637
a	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	460	692
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,925
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	1,200	1,145
b	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	500	330

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shenzhen Huaqiang Industry Co. Ltd.	Electronic Equipment, Instruments & Components	400	$669
a	Shenzhen Infogem Technologies Co. Ltd., A	Software	400	486
	Shenzhen Inovance Technology Co. Ltd.	Machinery	1,200	9,680
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	8,000	6,115
	Shenzhen Investment Ltd.	Real Estate Management & Development	16,000	2,426
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	400	476
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	400	589
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	480	2,041
	Shenzhen Kedali Industry Co. Ltd., A	Auto Components	100	1,349
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	400	552
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	500	20,970
a	Shenzhen MTC Co. Ltd.	Household Durables	2,400	1,097
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	2,800	1,889
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	1,371
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	100	1,616
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	400	794
	Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	246	2,007
	Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	800	572
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	400	1,689
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	1,200	693
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,300	33,606
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	400	306
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	820	2,497
a	Shimao Group Holdings Ltd.	Real Estate Management & Development	8,500	2,006
a,b	Shimao Services Holdings Ltd., Z, 144A	Real Estate Management & Development	4,000	851
	Shui On Land Ltd.	Real Estate Management & Development	20,500	2,089
a	Siasun Robot & Automation Co. Ltd.	Machinery	400	490
	Sichuan Chuantou Energy Co Ltd., A	Independent Power Producers & Energy Traders	1,600	2,700
	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	4,000	1,807
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	400	1,237
a	Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	400	1,057
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	2,000	2,867
	Sichuan Swellfun Co. Ltd., A	Beverages	200	1,760
	Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	400	1,426
	Sieyuan Electric Co. Ltd.	Electrical Equipment	400	2,144
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,840	24,399
	Sinolink Securities Co. Ltd., A	Capital Markets	1,200	1,286
	Sinoma International Engineering Co.	Construction & Engineering	800	921
	Sinoma Science & Technology Co. Ltd.	Chemicals	800	2,235
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	16,000	1,671
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	8,500	3,411
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	16,000	927
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	1,200	310
	Sinopec Shangıhai Petrochemical Co. Ltd., A	Chemicals	1,600	669
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	20,000	2,624
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	7,200	14,437
	Sinotrans Ltd., A	Air Freight & Logistics	2,000	996
	Sinotrans Ltd., H	Air Freight & Logistics	12,000	3,027
	Sinotruk Hong Kong Ltd.	Machinery	4,000	3,348
	SITC International Holdings Co. Ltd.	Marine	7,000	12,948
a	Skshu Paint Co. Ltd., A	Chemicals	100	1,229
	Skyworth Digital Co. Ltd., A	Communications Equipment	400	897
b	Smoore International Holdings Ltd., 144A	Tobacco	10,000	11,962
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,200	2,020
	SooChow Securities Co. Ltd., A	Capital Markets	2,086	1,802

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Southwest Securities Co. Ltd., A	Capital Markets	2,800	$1,441
	StarPower Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	100	4,545
a	STO Express Co. Ltd.	Air Freight & Logistics	400	715
	Sun Art Retail Group Ltd.	Food & Staples Retailing	10,000	2,140
a	Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	2,440
b	Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	4,000	1,004
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	600	9,310
	Suning Universal Co. Ltd.	Real Estate Management & Development	2,000	864
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,700	35,421
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	800	2,612
	Suofeiya Home Collection Co. Ltd.	Household Durables	400	942
	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	400	697
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	800	2,598
a	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	800	507
	Suzhou Maxwell Technologies Co. Ltd.	Electrical Equipment	100	6,788
	Suzhou TA&A Ultra Clean Technology Co. Ltd., A	Chemicals	200	1,859
	Taiji Computer Corp. Ltd.	IT Services	400	946
a	TAL Education Group, ADR	Diversified Consumer Services	2,504	12,370
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,200	1,407
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,600	579
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	800	688
	TBEA Co. Ltd., A	Electrical Equipment	1,600	4,863
	TCL Corp.	Household Durables	5,200	2,648
	Tencent Holdings Ltd.	Interactive Media & Services	33,900	1,150,455
a	Tencent Music Entertainment Group, ADR	Entertainment	3,352	13,609
	The People’s Insurance Co. Group of China Ltd., H	Insurance	46,000	13,361
	Thunder Software Technology Co. Ltd.	Software	200	2,962
	Tian Di Science & Technology Co. Ltd., A	Machinery	1,600	1,071
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	885
	Tianjin Guangyu Development Co. Ltd., A	Real Estate Management & Development	800	1,394
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	7,534
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	900	1,074
a	Tianqi Lithium Corp., A	Chemicals	800	11,266
	Tianshan Aluminum Group Co. Ltd., A	Machinery	800	803
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,200	1,363
a	Tibet Summit Resources Co. Ltd., A	Metals & Mining	400	1,251
	Tingyi Cayman Islands Holding Corp.	Food Products	10,000	17,249
	Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	800	1,420
a,c	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Catalog Retail	4,800	9,417
a	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	846
	Tongkun Group Co. Ltd., A	Chemicals	800	1,515
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	4,400	1,611
	Tongwei Co. Ltd., A	Food Products	2,000	13,174
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	1,795
b	Topsports International Holdings Ltd., 144A	Specialty Retail	10,000	7,045
	Towngas China Co. Ltd.	Gas Utilities	6,000	2,301
	TravelSky Technology Ltd., H	IT Services	5,000	7,656
	Trina Solar Co. Ltd., A	Semiconductors & Semiconductor Equipment	844	7,590
a	Trip.com Group Ltd., ADR	Internet & Catalog Retail	3,024	82,585
	Tsingtao Brewery Co. Ltd., A	Beverages	300	4,469
	Tsingtao Brewery Co. Ltd., H	Beverages	3,500	33,195
a	Tuya Inc., ADR	Software	672	625

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Unigroup Guoxin Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	419	$8,463
	Uni-President China Holdings Ltd.	Food Products	7,000	5,877
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	560	1,246
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	400	846
	Valiant Co. Ltd., A	Chemicals	400	818
a	Vipshop Holdings Ltd., ADR	Internet & Catalog Retail	2,336	19,646
	Visual China Group Co. Ltd., A	Internet & Catalog Retail	400	555
	Walvax Biotechnology Co. Ltd.	Biotechnology	800	4,163
	Wangsu Science & Technology Co. Ltd.	IT Services	800	509
	Wanhua Chemical Group Co. Ltd., A	Chemicals	1,300	16,794
	Want Want China Holdings Ltd.	Food Products	25,000	16,338
	Wanxiang Qianchao Co. Ltd.	Auto Components	1,600	1,104
a	Weibo Corp., ADR	Interactive Media & Services	404	6,908
	Weichai Power Co. Ltd., A	Machinery	2,800	3,778
	Weichai Power Co. Ltd., H	Machinery	11,000	10,440
	Weifu High-Technology Co. Ltd., B	Auto Components	800	1,371
	Weifu High-Technology Group Co. Ltd., A	Auto Components	400	968
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	200	2,326
a	Wens Foodstuffs Group Co. Ltd.	Food Products	800	2,302
	Western Mining Co. Ltd., A	Metals & Mining	800	1,048
	Western Securities Co. Ltd.	Capital Markets	2,000	1,636
	Western Superconducting Technologies Co. Ltd., A	Metals & Mining	135	2,024
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	400	1,543
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	405	4,552
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	500	3,343
	Winning Health Technology Group Co. Ltd.	Health Care Technology	800	790
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	400	651
	Wuchan Zhongda Group Co. Ltd., A	Distributors	2,000	1,156
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	1,142	1,861
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	1,200	2,932
	Wuliangye Yibin Co. Ltd., A	Beverages	1,600	37,980
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	800	1,118
b	WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,940	15,681
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	1,000	10,056
a,b	WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	20,000	120,766
	Wuxi Shangji Automation Co. Ltd., A	Machinery	140	2,649
	XCMG Construction Machinery Co. Ltd.	Machinery	2,800	1,760
	Xiamen C & D Inc., A	Trading Companies & Distributors	1,200	2,331
	Xiamen Faratronic Co. Ltd., A	Electronic Equipment, Instruments & Components	100	2,254
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	800	716
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	1,200	3,809
	Xiangcai Co. Ltd., A	Real Estate Management & Development	800	710
a,b	Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	83,600	95,422
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,271
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	1,200	1,909
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	4,000	4,642
	Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	800	998
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	1,200	1,123
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	2,000	1,004
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	24,000	25,407
a	XPeng Inc., ADR	Automobiles	2,988	35,707
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	6,000	6,382

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Xuji Electric Co. Ltd., A	Electrical Equipment	400	$934
b,c	Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	5,300	8,507
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	800	2,050
a	Yango Group Co. Ltd.	Real Estate Management & Development	2,400	656
b,c	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	1,000	2,273
	Yangzhou Yangjie Electronic Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	200	1,386
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	14,400	10,337
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,200	1,761
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	440	882
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	400	1,831
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	500	3,519
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	10,000	36,370
a	Yatsen Holding Ltd., ADR	Personal Products	1,468	1,600
	Yealink Network Technology Corp. Ltd.	Communications Equipment	300	2,651
a	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	400	587
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	1,815
	Yihai International Holding Ltd.	Food Products	2,600	5,498
	Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	800	4,847
	Yintai Gold Co. Ltd.	Metals & Mining	800	1,443
	YongXing Special Materials Technology Co. Ltd.	Metals & Mining	200	3,484
	Yonyou Network Technology Co. Ltd., A	Software	1,380	3,407
	Youngor Group Co. Ltd., A	Real Estate Management & Development	2,000	1,773
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	1,200	3,493
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	400	775
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	7,000	8,454
	Yum China Holdings Inc.	Hotels, Restaurants & Leisure	2,400	114,835
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	400	878
	Yunnan Aluminium Co. Ltd.	Metals & Mining	1,200	1,550
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	600	4,406
	Yunnan Botanee Bio-Technology Group Co. Ltd., A	Personal Products	100	2,413
	Yunnan Copper Co. Ltd.	Metals & Mining	800	1,103
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	7,327
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	678
	Yunnan Tin Co. Ltd.	Metals & Mining	600	1,037
a	Zai Lab Ltd., ADR	Biotechnology	524	17,921
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	300	11,227
a	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	6,000	4,097
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	2,400	1,316
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	3,200	1,674
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	2,400	1,501
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	500	1,878
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	580	868
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	2,163
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	200	1,018
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	8,000	5,452
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	400	650
	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	381
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	400	274
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,077
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	650	5,866
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	500	4,742
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	2,198

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Juhua Co. Ltd., A	Chemicals		1,200	$2,338
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals		400	760
	Zhejiang NHU Co. Ltd.	Pharmaceuticals		1,344	4,183
	Zhejiang Runtu Co. Ltd.	Chemicals		400	453
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery		400	1,380
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals		867	2,587
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods		400	268
	Zhejiang Supor Co. Ltd.	Household Durables		200	1,294
a	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components		2,400	1,788
a	Zhejiang Wanliyang Co. Ltd.	Machinery		400	445
	Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies		520	1,706
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products		800	2,312
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals		200	1,367
	Zhejiang Yongtai Technology Co. Ltd., A	Chemicals		400	1,288
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery		800	1,458
	Zheshang Securities Co. Ltd., A	Capital Markets		400	532
a	Zhihu Inc., ADR	Interactive Media & Services		892	946
a,b,c	ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance		4,400	9,865
	Zhongji Innolight Co. Ltd.	Machinery		400	1,463
	Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities		800	731
	Zhongsheng Group Holdings Ltd.	Specialty Retail		4,000	15,975
	Zhongtai Securities Co. Ltd., A	Capital Markets		1,200	1,111
	Zhuzhau CRRC Times Electric Co. Ltd., A	Electrical Equipment		228	1,733
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment		3,000	12,612
	Zhuzhou Hongda Electronics Corp. Ltd., A	Electronic Equipment, Instruments & Components		200	1,247
	Zhuzhou Kibing Group Co. Ltd., A	Building Products		800	1,083
	Zijin Mining Group Co. Ltd., A	Metals & Mining		8,400	9,238
	Zijin Mining Group Co. Ltd., H	Metals & Mining		32,000	31,185
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery		3,200	2,487
	Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery		8,800	3,060
	ZTE Corp.	Communications Equipment		1,600	4,803
	ZTE Corp., H	Communications Equipment		4,400	7,892
	ZTO Express Cayman Inc.	Air Freight & Logistics		2,600	62,368

					10,359,464

	Hong Kong 7.5%
	AIA Group Ltd., A	Insurance		67,400	561,960
a	Alibaba Health Information Technology Ltd., A	Health Care Technology		26,000	11,924
a	Alibaba Pictures Group Ltd., A	Media		80,000	4,127
	ASM Pacific Technology Ltd., A	Semiconductors & Semiconductor Equipment		1,800	10,961
	Beijing Enterprises Water Group Ltd., A	Water Utilities		24,000	5,534
	Bosideng International Holdings Ltd., A	Household Durables		16,000	7,929
	Cafe de Coral Holdings Ltd., A	Hotels, Restaurants & Leisure		2,000	2,489
a	Cathay Pacific Airways Ltd., A	Airlines		6,000	6,329
	Champion REIT, A	Equity Real Estate Investment Trusts (REITs	)	12,000	4,234
	China Everbright Environment Group Ltd., B	Commercial Services & Supplies		21,000	8,721
	China Everbright Ltd., A	Capital Markets		4,000	2,313
	China Gas Holdings Ltd., A	Gas Utilities		16,800	20,139
	China Mengniu Dairy Co. Ltd., B	Food Products		17,000	67,459
	China Power International Development Ltd., H	Independent Power Producers & Energy Traders		32,000	12,759
	China Resources Beer Holdings Co. Ltd., A	Beverages		8,960	62,378
	China Resources Gas Group Ltd., A	Gas Utilities		5,100	16,210

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	China Resources Land Ltd., H	Real Estate Management & Development		16,000	$62,982
	China State Construction International Holdings Ltd., A	Construction & Engineering		10,000	10,128
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals		14,000	4,887
	CK Asset Holdings Ltd.	Real Estate Management & Development		11,000	66,141
	CK Infrastructure Holdings Ltd., A	Electric Utilities		3,300	16,837
	CLP Holdings Ltd.	Electric Utilities		9,000	68,045
	COSCO SHIPPING Ports Ltd., B	Transportation Infrastructure		10,000	6,306
	Dah Sing Banking Group Ltd., A	Banks		2,400	1,590
	Dah Sing Financial Group, H	Banks		800	1,822
	Dairy Farm International Holdings Ltd., A	Food & Staples Retailing		1,700	3,927
	Far East Horizon Ltd.	Diversified Financial Services		8,000	5,401
	Geely Automobile Holdings Ltd.	Automobiles		31,000	42,729
	Guangdong Investment Ltd.	Water Utilities		16,000	12,821
	Guotai Junan International Holdings Ltd.	Capital Markets		14,000	1,034
a	Haitong International Securities Group Ltd.	Capital Markets		17,600	1,502
	Hang Lung Group Ltd.	Real Estate Management & Development		5,000	8,077
	Hang Lung Properties Ltd.	Real Estate Management & Development		10,000	16,408
	Hang Seng Bank Ltd.	Banks		4,100	62,258
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		7,000	19,618
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		62,000	54,655
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		7,200	247,280
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		6,400	28,288
	Huabao International Holdings Ltd.	Chemicals		5,000	2,318
	Hutchison Port Holdings Trust	Transportation Infrastructure		30,000	5,520
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Diversified Telecommunication Services		8,000	1,172
	Hysan Development Co. Ltd.	Real Estate Management & Development		3,000	7,559
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		1,120	56,717
	Johnson Electric Holdings Ltd.	Electrical Equipment		2,000	2,008
	Kerry Properties Ltd.	Real Estate Management & Development		3,500	6,643
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		6,000	5,404
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels		22,000	15,891
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	12,000	83,925
	Man Wah Holdings Ltd.	Household Durables		8,800	5,605
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure		4,000	3,108
	MTR Corp. Ltd.	Road & Rail		8,500	39,036
	New World Development Co. Ltd.	Real Estate Management & Development		8,000	22,726
	NWS Holdings Ltd.	Industrial Conglomerates		8,000	7,236
	Orient Overseas International Ltd.	Marine		750	13,137
	PCCW Ltd.	Diversified Telecommunication Services		24,000	10,854
	Power Assets Holdings Ltd.	Electric Utilities		8,000	40,153
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates		3,000	3,248
	Shougang Fushan Resources Group Ltd.	Metals & Mining		8,000	2,334
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		56,000	26,324
	Sino Land Co. Ltd.	Real Estate Management & Development		20,000	26,446
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		8,000	88,511
	Swire Pacific Ltd., A	Real Estate Management & Development		3,000	22,453
	Swire Pacific Ltd., B	Real Estate Management & Development		5,000	5,841
	Swire Properties Ltd.	Real Estate Management & Development		6,400	13,779
	Techtronic Industries Co. Ltd.	Household Durables		7,500	72,469
	The Bank of East Asia Ltd., A	Banks		5,600	6,135
	The Wharf Holdings Ltd.	Real Estate Management & Development		7,000	22,427
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		40,000	4,586
	Vinda International Holdings Ltd.	Household Products		1,000	2,354
a	Vitasoy International Holdings Ltd.	Food Products		4,000	4,978
	VTech Holdings Ltd.	Communications Equipment		900	5,165
b	WH Group Ltd., 144A, Reg S	Food Products		44,000	27,746

138	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	9,000	$40,930
	Xinyi Glass Holdings Ltd.	Auto Components	11,000	16,003
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	5,116

				2,274,059

	India 18.9%
a	3M India Ltd.	Industrial Conglomerates	16	4,839
	Aarti Industries Ltd.	Chemicals	1,064	9,745
	ABB India Ltd.	Electrical Equipment	308	11,693
	ACC Ltd.	Construction Materials	488	14,491
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,496	63,549
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	2,236	62,140
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	4,508	45,475
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	5,496	25,233
	Adani Total Gas Ltd.	Gas Utilities	1,524	62,567
a	Adani Transmission Ltd.	Electric Utilities	1,416	57,262
a	Adani Wilmar Ltd.	Food Products	880	8,172
a	Aditya Birla Capital Ltd.	Diversified Financial Services	2,745	3,772
	Alkem Laboratories Ltd.	Pharmaceuticals	148	5,962
	Ambuja Cements Ltd.	Construction Materials	3,908	24,769
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	560	30,174
	Ashok Leyland Ltd.	Machinery	8,080	15,162
	Asian Paints Ltd.	Chemicals	2,508	103,045
	Astral Ltd.	Building Products	500	13,721
b	AU Small Finance Bank Ltd., 144A	Banks	1,792	13,640
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,504	9,440
a,b	Avenue Supermarts Ltd., 144A	Food & Staples Retailing	804	43,353
	Axis Bank Ltd.	Banks	12,688	114,354
	Bajaj Auto Ltd.	Automobiles	392	16,999
	Bajaj Finance Ltd.	Consumer Finance	1,316	118,669
	Bajaj Finserv Ltd.	Diversified Financial Services	2,080	42,912
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	148	11,626
	Balkrishna Industries Ltd.	Auto Components	448	10,373
a,b	Bandhan Bank Ltd, 144A	Banks	4,568	14,970
	Bank of Baroda	Banks	5,904	9,609
	Bank of India	Banks	2,744	1,626
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	352	7,881
	Bayer CropScience Ltd.	Chemicals	68	4,082
	Berger Paints India Ltd.	Chemicals	1,380	10,466
	Bharat Electronics Ltd.	Aerospace & Defense	18,684	23,185
	Bharat Forge Ltd.	Auto Components	1,416	12,106
a	Bharat Heavy Electricals Ltd.	Electrical Equipment	7,456	5,490
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,748	21,536
	Bharti Airtel Ltd.	Wireless Telecommunication Services	840	4,151
	Bharti Airtel Ltd.	Wireless Telecommunication Services	13,016	127,982
	Bharti Infratel Ltd.	Diversified Telecommunication Services	4,984	12,097
	Biocon Ltd.	Biotechnology	2,520	9,013
	Bosch Ltd.	Auto Components	48	9,331
	Britannia Industries Ltd.	Food Products	684	32,312
	Canara Bank Ltd.	Banks	2,128	5,984
	Castrol India Ltd.	Chemicals	2,816	3,901
a	CG Power & Industrial Solutions Ltd.	Electrical Equipment	3,952	11,450
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	2,304	20,737
	Cipla Ltd.	Pharmaceuticals	2,896	39,691
	Coal India Ltd.	Oil, Gas & Consumable Fuels	10,728	27,990
	Coforge Ltd.	IT Services	204	8,431
	Colgate-Palmolive India Ltd.	Personal Products	744	14,902
	Container Corp. Of India Ltd.	Road & Rail	1,564	13,682

franklintempleton.com	Semiannual Report	139

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Coromandel International Ltd.	Chemicals		632	$7,724
	Cummins India Ltd.	Machinery		756	11,113
	Dabur India Ltd.	Personal Products		3,284	23,129
	Dalmia Bharat Ltd.	Construction Materials		480	9,429
	Deepak Nitrite Ltd.	Chemicals		424	10,612
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		676	30,789
	Dixon Technologies India Ltd.	Household Durables		204	10,962
	DLF Ltd.	Real Estate Management & Development		3,440	15,083
b	Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services		200	6,192
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		684	36,454
	Eicher Motors Ltd.	Automobiles		792	35,745
	Emami Ltd.	Personal Products		1,240	7,687
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	3,053	12,979
	Exide Industries Ltd.	Auto Components		2,508	4,839
	Federal Bank Ltd.	Banks		7,508	10,960
a	FSN E-Commerce Ventures Ltd.	Internet & Catalog Retail		332	5,192
	GAIL India Ltd.	Gas Utilities		15,234	16,301
b	General Insurance Corp. of India, 144A	Insurance		592	895
	Gillette India Ltd.	Personal Products		48	3,053
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		228	3,992
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		808	3,860
a	GMR Infrastructure Ltd.	Construction & Engineering		13,596	5,941
a	Godrej Consumer Products Ltd.	Personal Products		2,100	23,502
a	Godrej Industries Ltd.	Chemicals		480	2,590
a	Godrej Properties Ltd.	Real Estate Management & Development		504	7,397
	Grasim Industries Ltd.	Construction Materials		2,184	44,964
	Gujarat Fluorochemicals Ltd.	Chemicals		196	9,505
	Gujarat Gas Ltd.	Gas Utilities		1,176	7,275
	Havells India Ltd.	Electrical Equipment		1,376	22,810
	HCL Technologies Ltd.	IT Services		6,180	70,828
b	HDFC Asset Management Co. Ltd., 144A	Capital Markets		320	7,433
b	HDFC Life Insurance Co. Ltd., 144A	Insurance		5,520	35,993
	Hero MotoCorp Ltd.	Automobiles		680	21,308
	Hindalco Industries Ltd.	Metals & Mining		7,956	38,195
	Hindustan Aeronautics Ltd.	Aerospace & Defense		472	13,605
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		3,952	10,508
	Hindustan Unilever Ltd.	Household Products		4,964	164,536
	Hindustan Zinc Ltd.	Metals & Mining		1,380	4,533
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components		13	6,393
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		9,900	278,407
	ICICI Bank Ltd.	Banks		8,904	94,347
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		1,356	19,188
b,c	ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance		2,180	14,094
a	IDFC First Bank Ltd.	Banks		17,928	10,986
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure		4,660	19,001
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		23,226	19,114
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies		1,452	12,601
b	Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services		10,936	2,857
	Indraprastha Gas Ltd.	Gas Utilities		1,992	9,716
	Info Edge India Ltd.	Interactive Media & Services		428	20,311
	Infosys Ltd.	IT Services		20,236	351,594
a,b,c	InterGlobe Aviation Ltd., 144A, Reg S	Airlines		540	12,315
	Ipca Laboratories Ltd.	Pharmaceuticals		792	8,908
	ITC Ltd.	Tobacco		16,844	68,783
	Jindal Steel & Power Ltd.	Metals & Mining		2,244	11,823
	JSW Energy Ltd.	Independent Power Producers & Energy Traders		2,124	7,842

140	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	JSW Steel Ltd.	Metals & Mining	5,700	$44,258
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	2,080	15,921
	Kansai Nerolac Paints Ltd.	Chemicals	772	4,647
	L&T Finance Holdings Ltd.	Diversified Financial Services	5,140	4,720
b	L&T Technology Services Ltd., 144A	Professional Services	152	6,711
b,c	Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services	256	14,028
	Larsen & Toubro Ltd.	Construction & Engineering	3,816	86,671
b	Laurus Labs Ltd., 144A	Pharmaceuticals	2,064	13,016
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,912	9,727
	Linde India Ltd.	Chemicals	120	4,885
	Lupin Ltd.	Pharmaceuticals	1,404	11,733
	Macrotech Developers Ltd.	Real Estate Management & Development	440	4,999
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,464	7,888
	Mahindra & Mahindra Ltd.	Automobiles	5,236	81,625
a	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	892	651
	Marico Ltd.	Personal Products	2,988	19,755
	Maruti Suzuki India Ltd.	Automobiles	752	81,606
a	Max Financial Services Ltd.	Insurance	1,400	13,124
a	Max Healthcare Institute Ltd.	Health Care Providers & Services	4,124	20,678
	Minda Industries Ltd.	Auto Components	968	6,653
	Mindtree Ltd.	IT Services	240	9,320
	Mphasis Ltd.	IT Services	516	13,242
	MRF Ltd.	Auto Components	15	15,056
	Muthoot Finance Ltd.	Consumer Finance	616	7,875
	Nestle India Ltd.	Food Products	204	48,008
	NHPC Ltd.	Independent Power Producers & Energy Traders	13,216	5,800
b	Nippon Life India Asset Management Ltd., 144A	Capital Markets	904	2,985
	NMDC Ltd.	Metals & Mining	6,544	10,276
	NTPC Ltd.	Independent Power Producers & Energy Traders	24,944	48,952
	Oberoi Realty Ltd.	Real Estate Management & Development	688	7,762
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	21,152	32,969
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,956	4,194
	One 97 Communications Ltd.	IT Services	524	4,109
	Oracle Financial Services Software Ltd.	Software	136	4,986
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	33	20,553
a	PB Fintech Ltd.	Insurance	900	5,228
	Persistent Systems Ltd.	IT Services	280	11,156
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	4,348	10,684
	PI Industries Ltd.	Chemicals	416	15,332
	Pidilite Industries Ltd.	Chemicals	852	28,176
	Piramal Enterprises Ltd.	Pharmaceuticals	724	7,692
a	Piramal Pharma Ltd.	Pharmaceuticals	2,896	7,801
	Polycab India Ltd.	Electrical Equipment	152	4,785
	Power Finance Corp. Ltd.	Diversified Financial Services	6,840	8,795
	Power Grid Corp. of India Ltd.	Electric Utilities	17,892	46,670
	Punjab National Bank	Banks	6,412	2,881
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	788	5,606
a,b,c	RBL Bank Ltd., 144A, Reg S	Banks	2,720	3,803
	REC Ltd.	Diversified Financial Services	7,274	8,405
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	420	5,198
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	19,020	555,920
	Samvardhana Motherson International Ltd.	Auto Components	8,348	11,185
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,660	18,640
b	SBI Life Insurance Co. Ltd., 144A	Insurance	2,388	36,706
	Schaeffler India Ltd.	Machinery	228	9,003
	Shree Cement Ltd.	Construction Materials	76	19,650
	Shriram Transport Finance Co. Ltd.	Consumer Finance	1,152	16,958
	Siemens Ltd.	Industrial Conglomerates	448	15,259

franklintempleton.com	Semiannual Report	141

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
b	Sona Blw Precision Forgings Ltd., 144A	Auto Components	1,472	$8,391
	SRF Ltd.	Chemicals	788	24,249
a	Star Health & Allied Insurance Co. Ltd.	Insurance	468	4,063
	State Bank of India	Banks	10,164	66,293
	Steel Authority of India Ltd.	Metals & Mining	8,056	7,600
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	6,180	72,066
	Sun TV Network Ltd.	Media	572	3,578
	Tata Communications Ltd.	Diversified Telecommunication Services	660	9,336
	Tata Consultancy Services Ltd.	IT Services	5,828	215,246
	Tata Consumer Products Ltd.	Food Products	3,432	33,870
	Tata Elxsi Ltd.	Software	192	20,194
a	Tata Motors Ltd.	Automobiles	2,048	4,925
a	Tata Motors Ltd., A	Automobiles	10,476	52,102
	Tata Power Co. Ltd.	Electric Utilities	9,304	24,761
	Tata Steel Ltd.	Metals & Mining	46,440	56,686
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,920	3,711
	Tech Mahindra Ltd.	IT Services	3,464	42,947
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	2,368	75,884
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	536	10,277
	Torrent Power Ltd.	Electric Utilities	1,188	7,110
	Trent Ltd.	Multiline Retail	1,040	18,153
	Tube Investments of India Ltd.	Auto Components	560	18,891
	TVS Motor Co. Ltd.	Automobiles	1,160	14,719
	UltraTech Cement Ltd.	Construction Materials	652	50,132
	Union Bank of India Ltd.	Banks	6,424	3,526
	United Breweries Ltd.	Beverages	412	8,644
a	United Spirits Ltd.	Beverages	1,676	17,353
	UPL Ltd.	Chemicals	3,000	24,783
	Varun Beverages Ltd.	Beverages	1,152	14,787
	Vedanta Ltd.	Metals & Mining	6,916	22,958
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	47,708	5,161
	Voltas Ltd.	Construction & Engineering	1,320	14,708
	Whirlpool of India Ltd.	Household Durables	180	3,617
	Wipro Ltd.	IT Services	7,148	34,641
a	Yes Bank Ltd.	Banks	71,244	13,706
	Zee Entertainment Enterprises Ltd.	Media	4,632	14,699
a	Zomato Ltd.	Internet & Catalog Retail	25,972	19,906
	Zydus Lifesciences Ltd.	Pharmaceuticals	1,352	6,430

				5,716,954

	Indonesia 2.4%
	Adaro Energy Tbk PT, B	Oil, Gas & Consumable Fuels	72,400	18,828
	Astra Agro Lestari Tbk PT, H	Food Products	2,800	1,517
	Astra International Tbk PT, H	Automobiles	109,600	47,683
	Avia Avian Tbk PT	Chemicals	66,800	3,488
	Bank Central Asia Tbk PT, A	Banks	313,200	175,857
	Bank Danamon Indonesia Tbk PT, H	Banks	4,800	801
	Bank Mandiri Persero Tbk PT, A	Banks	105,200	65,113
	Bank Negara Indonesia Persero Tbk PT, H	Banks	42,400	24,990
	Bank Rakyat Indonesia Persero Tbk PT, A	Banks	361,200	106,504
	Bank Syariah Indonesia Tbk PT	Banks	16,800	1,622
	Bukit Asam Tbk PT, A	Oil, Gas & Consumable Fuels	23,200	6,353
a	Bumi Serpong Damai Tbk PT, A	Real Estate Management & Development	50,400	2,995
	Charoen Pokphand Indonesia Tbk PT, A	Food Products	42,000	15,584
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	133,600	6,361
	Elang Mahkota Teknologi Tbk PT	Media	170,000	16,969
	First Pacific Co. Ltd.	Diversified Financial Services	14,000	4,262
	Gudang Garam Tbk PT	Tobacco	2,800	4,215

142	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Indonesia (continued)
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	50,800	$3,036
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	14,400	8,558
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	10,400	6,488
	Indofood CBP Sukses Makmur Tbk PT	Food Products	12,400	7,044
	Indofood Sukses Makmur Tbk PT	Food Products	24,400	9,654
a	Jasa Marga Persero Tbk PT	Transportation Infrastructure	12,800	2,724
	Kalbe Farma Tbk PT	Pharmaceuticals	105,600	12,691
	Mayora Indah Tbk PT	Food Products	22,400	2,692
a	Media Nusantara Citra Tbk PT	Media	24,800	1,352
a	MNC Digital Entertainment Tbk PT	Entertainment	9,200	2,966
	Perusahaan Gas Negara Tbk PT	Gas Utilities	57,200	6,592
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	263,600	77,206
	PT Barito Pacific Tbk, A	Chemicals	138,000	7,205
	PT XL Axiata Tbk	Wireless Telecommunication Services	21,600	3,489
	Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	141,600	11,484
	Semen Indonesia (Persero) Tbk PT	Construction Materials	16,400	8,051
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	581,655	3,056
	Sumber Alfaria Trijaya Tbk PT	Food & Staples Retailing	108,000	16,951
	Surya Citra Media Tbk PT	Media	160,000	2,165
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	23,200	4,312
	Unilever Indonesia Tbk PT	Household Products	31,600	10,023
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	8,700	18,754
a	Vale Indonesia Tbk PT	Metals & Mining	12,000	5,044

				734,679

	Italy 0.1%
	Prada SpA	Textiles, Apparel & Luxury Goods	3,000	13,911

	Luxembourg 0.0%†
	L’Occitane International SA	Specialty Retail	2,500	7,596

	Macau 0.4%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	12,400	73,295
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	2,654
a	Sands China Ltd.	Hotels, Restaurants & Leisure	13,600	34,130
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	12,500	4,682
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	8,400	5,393

				120,154

	Malaysia 1.9%
	Alliance Bank Malaysia Bhd., A	Banks	6,800	5,177
	AMMB Holdings Bhd.	Beverages	12,000	10,093
	Astro Malaysia Holdings Bhd., A	Media	6,800	1,122
	Axiata Group Bhd., A	Wireless Telecommunication Services	26,000	14,690
	British American Tobacco Malaysia Bhd., A	Tobacco	800	1,770
	CIMB Group Holdings Bhd., A	Banks	35,600	39,385
	Dialog Group Bhd., A	Energy Equipment & Services	23,200	9,956
	Digi.com Bhd.	Wireless Telecommunication Services	18,000	13,121
	FGV Holdings Bhd.	Food Products	3,600	1,095
	Fraser & Neave Holdings Bhd.	Beverages	600	2,795
	Gamuda Bhd.	Construction & Engineering	12,400	10,509
	Genting Bhd.	Hotels, Restaurants & Leisure	12,800	12,367
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,000	9,627
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	9,000	3,222
	Hong Leong Bank Bhd.	Banks	3,600	15,915
	Hong Leong Financial Group Bhd.	Banks	1,200	4,777
	IHH Healthcare Bhd.	Health Care Providers & Services	11,600	14,760
	IJM Corp. Bhd.	Construction & Engineering	17,600	6,339
	IOI Corp. Bhd.	Food Products	18,000	14,634

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Malaysia (continued)
	Kuala Lumpur Kepong Bhd.	Food Products	2,400	$10,714
	Malayan Banking Bhd.	Banks	40,400	74,753
a	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	5,200	6,280
	Maxis Bhd.	Wireless Telecommunication Services	11,600	8,781
	MISC Bhd.	Marine	10,000	14,578
b	MR DIY Group M Bhd., 144A	Specialty Retail	12,600	5,353
	Nestle (Malaysia) Bhd.	Food Products	300	8,443
	Petronas Chemicals Group Bhd.	Chemicals	16,000	28,950
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,600	6,908
	Petronas Gas Bhd.	Gas Utilities	3,300	11,742
	PPB Group Bhd.	Food Products	3,200	11,111
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	20,000	17,425
	Public Bank Bhd.	Banks	80,800	73,708
	QL Resources Bhd.	Food Products	6,500	6,981
	RHB Bank Bhd.	Banks	9,200	11,031
	Sime Darby Bhd.	Industrial Conglomerates	20,200	9,322
	Sime Darby Plantation Bhd.	Food Products	20,400	17,993
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	6,800	8,022
	Tenaga Nasional Bhd.	Electric Utilities	18,400	31,943
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	30,000	4,044
	Westports Holdings Bhd.	Transportation Infrastructure	4,000	2,640
	YTL Corp. Bhd.	Multi-Utilities	23,613	2,953

				565,029

	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals	4,000	1,777
	Habib Bank Ltd.	Banks	4,000	1,222
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	1,328
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	4,008	1,080

				5,407

	Philippines 0.8%
	Aboitiz Power Corp., A	Independent Power Producers & Energy Traders	9,200	4,833
	AC Energy Corp.	Independent Power Producers & Energy Traders	37,640	3,595
	Alliance Global Group Inc., A	Industrial Conglomerates	22,000	3,096
	Ayala Corp., A	Diversified Financial Services	1,600	16,812
	Ayala Land Inc., A	Real Estate Management & Development	45,600	17,773
	Bank of the Philippine Islands, A	Banks	10,160	15,511
	BDO Unibank Inc., A	Banks	11,280	21,454
a	Bloomberry Resorts Corp., H	Hotels, Restaurants & Leisure	17,200	1,966
a	Converge Information and Communications Technology Solutions Inc.	Diversified Telecommunication Services	11,600	2,592
	DMCI Holdings Inc., A	Industrial Conglomerates	20,400	3,442
a	Emperador Inc.	Beverages	13,600	4,463
	Globe Telecom Inc.	Wireless Telecommunication Services	160	5,540
	GT Capital Holdings Inc.	Diversified Financial Services	600	4,254
	International Container Terminal Services Inc.	Transportation Infrastructure	6,320	16,882
	JG Summit Holdings Inc.	Industrial Conglomerates	17,160	12,308
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,440	9,531
	LT Group Inc.	Industrial Conglomerates	18,000	2,536
	Manila Electric Co.	Electric Utilities	1,520	6,819
	Megaworld Corp.	Real Estate Management & Development	72,000	2,505
	Metro Pacific Investments Corp.	Diversified Financial Services	40,000	2,272
	Metropolitan Bank & Trust Co.	Banks	10,260	8,488
b	Monde Nissin Corp., 144A	Food Products	41,600	8,643
	PLDT Inc.	Wireless Telecommunication Services	525	13,505
	Puregold Price Club Inc.	Food & Staples Retailing	6,060	2,920
	San Miguel Corp.	Industrial Conglomerates	2,180	3,642

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Philippines (continued)
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		6,400	$4,258
	SM Prime Holdings Inc.	Real Estate Management & Development		60,000	30,806
	Universal Robina Corp.	Food Products		5,160	10,034

					240,480

	Singapore 3.7%
	Ascendas REIT, A	Equity Real Estate Investment Trusts (REITs	)	19,600	36,744
	Ascott Residence Trust, A	Equity Real Estate Investment Trusts (REITs	)	10,400	7,103
b	BOC Aviation Ltd., A, 144A	Trading Companies & Distributors		1,200	8,522
	Capitaland Investment Ltd.	Real Estate Management & Development		14,400	34,823
	CapitaLand Mall Trust, A	Equity Real Estate Investment Trusts (REITs	)	28,800	38,537
	City Developments Ltd., H	Real Estate Management & Development		2,800	14,830
	ComfortDelGro Corp. Ltd., H	Road & Rail		11,600	10,671
	DBS Group Holdings Ltd., A	Banks		10,300	239,680
	Frasers Logistics & Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	16,000	13,715
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		32,800	17,944
	Golden Agri-Resources Ltd.	Food Products		34,400	6,353
	Jardine Cycle & Carriage Ltd.	Distributors		600	14,129
	Keppel Corp. Ltd.	Industrial Conglomerates		8,000	38,748
	Keppel DC REIT	Equity Real Estate Investment Trusts (REITs	)	7,200	8,530
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	9,600	6,624
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	12,400	14,864
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	10,800	17,914
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	18,400	20,004
c	NetLink NBN Trust, Reg S	Diversified Telecommunication Services		16,000	10,091
	Olam Group Ltd.	Food & Staples Retailing		4,500	4,108
	Oversea-Chinese Banking Corp. Ltd.	Banks		19,600	161,592
a	SATS Ltd.	Transportation Infrastructure		3,700	7,762
	SembCorp Industries Ltd.	Industrial Conglomerates		5,200	11,162
a	SembCorp Marine Ltd.	Machinery		90,000	6,649
a	SIA Engineering Co. Ltd.	Transportation Infrastructure		1,200	1,873
a	Singapore Airlines Ltd.	Airlines		7,200	25,591
	Singapore Exchange Ltd.	Capital Markets		4,400	29,008
	Singapore Post Ltd.	Air Freight & Logistics		8,800	3,342
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		8,600	21,457
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		42,800	79,342
	StarHub Ltd.	Wireless Telecommunication Services		3,200	2,453
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	12,000	12,795
	United Overseas Bank Ltd.	Banks		7,300	133,088
	UOL Group Ltd.	Real Estate Management & Development		2,400	11,123
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		1,500	17,175
	Wilmar International Ltd.	Food Products		12,000	32,114
a	Yangzijiang Financial Holding Ltd.	Capital Markets		14,400	3,763
	Yanlord Land Group Ltd.	Real Estate Management & Development		3,200	2,130

					1,126,353

	South Korea 11.3%
a	Alteogen Inc., A	Biotechnology		160	5,072
	Amorepacific Corp., H	Personal Products		164	11,692
	AMOREPACIFIC Group, A	Personal Products		168	3,153
	BGF retail Co. Ltd.	Food & Staples Retailing		36	4,164
	BNK Financial Group Inc., H	Banks		1,692	7,119
	Celltrion Healthcare Co. Ltd., A	Health Care Providers & Services		540	25,590
	Celltrion Inc., A	Biotechnology		588	72,128
a	Celltrion Pharm Inc., A	Pharmaceuticals		109	4,884
	Cheil Worldwide Inc., A	Media		408	6,473
	CJ CheilJedang Corp., A	Food Products		44	12,640
	CJ Corp., A	Industrial Conglomerates		68	3,303

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	CJ ENM Co. Ltd., A	Internet & Catalog Retail	62	$3,298
a	CJ Logistics Corp., A	Road & Rail	48	3,033
	Coway Co. Ltd.	Household Durables	320	12,056
a	Daewoo Engineering & Construction Co. Ltd., A	Construction & Engineering	976	2,811
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd., A	Machinery	280	3,709
	DB Insurance Co. Ltd., A	Insurance	248	9,568
	DGB Financial Group Inc., A	Banks	892	4,346
	DL E&C Co. Ltd., A	Construction & Engineering	176	4,219
	DL Holdings Co. Ltd., A	Construction & Engineering	72	2,884
	Dongsuh Cos. Inc., A	Food & Staples Retailing	176	2,559
	Doosan Bobcat Inc., A	Machinery	124	2,470
a	Doosan Enerbility Co. Ltd., H	Electrical Equipment	2,212	22,032
	Ecopro BM Co. Ltd.	Electrical Equipment	224	13,794
	E-MART Inc., A	Food & Staples Retailing	116	6,803
	F&F Co. Ltd. / New	Textiles, Apparel & Luxury Goods	90	8,650
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	280	6,126
	Green Cross Corp.	Biotechnology	32	2,762
	GS Engineering & Construction Corp.	Construction & Engineering	352	5,548
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	288	8,394
	GS Retail Co. Ltd.	Food & Staples Retailing	216	3,865
	Hana Financial Group Inc.	Banks	1,632	40,438
a	Hanjin Kal Corp.	Airlines	126	3,289
	Hankook Tire & Technology Co. Ltd.	Auto Components	416	10,250
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	44	7,043
	Hanmi Science Co. Ltd.	Pharmaceuticals	89	1,963
	Hanon Systems	Auto Components	956	5,559
	Hanssem Co. Ltd.	Household Durables	60	1,793
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	192	8,253
	Hanwha Corp.	Industrial Conglomerates	228	3,896
	Hanwha Corp.	Industrial Conglomerates	100	979
a	Hanwha Life Insurance Co. Ltd.	Insurance	1,644	2,402
a	Hanwha Solutions Corp.	Chemicals	640	21,114
	HD Hyundai Co. Ltd.	Machinery	280	10,588
	Hite Jinro Co. Ltd.	Beverages	176	3,260
	HL Mando Co. Ltd.	Auto Components	196	6,076
a	HLB Inc.	Leisure Products	508	15,215
	HMM Co. Ltd.	Marine	1,632	21,103
	Hotel Shilla Co. Ltd.	Specialty Retail	180	9,046
a	HYBE Co. Ltd.	Entertainment	104	9,813
	Hyundai Department Store Co. Ltd.	Multiline Retail	84	3,194
a	Hyundai Doosan Infracore Co. Ltd.	Machinery	740	2,302
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	408	10,694
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	104	11,812
a	Hyundai Heavy Industries Co. Ltd.	Machinery	80	6,430
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	349	7,147
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	117	8,423
	Hyundai Mobis Co. Ltd.	Auto Components	348	46,458
	Hyundai Motor Co.	Automobiles	768	94,745
	Hyundai Steel Co.	Metals & Mining	424	8,328
	Hyundai Wia Corp.	Auto Components	96	4,033
	Iljin Materials Co. Ltd.	Electronic Equipment, Instruments & Components	100	3,551
	Industrial Bank of Korea	Banks	1,456	9,688
	Kakao Corp.	Interactive Media & Services	1,712	68,327
a	Kakao Games Corp.	Entertainment	156	4,650
a	KakaoBank Corp.	Banks	876	12,276
a	Kakaopay Corp.	IT Services	120	4,118
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	616	10,140

146	Semiannual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	KB Financial Group Inc.	Banks	2,200	$67,198
	KCC Corp.	Building Products	25	4,045
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	132	3,201
	Kia Corp.	Automobiles	1,460	73,372
	Korea Aerospace Industries Ltd.	Aerospace & Defense	400	13,546
a	Korea Electric Power Corp.	Electric Utilities	1,432	20,118
	Korea Gas Corp.	Gas Utilities	152	3,591
	Korea Investment Holdings Co. Ltd.	Capital Markets	208	6,906
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	244	12,433
	Korea Zinc Co. Ltd.	Metals & Mining	56	23,289
a	Korean Air Lines Co. Ltd.	Airlines	1,000	15,447
a	Krafton Inc.	Entertainment	152	22,311
	KT&G Corp.	Tobacco	604	36,560
	Kumho Petrochemical Co. Ltd.	Chemicals	96	7,750
a	L&F Co. Ltd.	Electronic Equipment, Instruments & Components	124	15,401
	LG Chem Ltd.	Chemicals	258	96,658
	LG Corp.	Industrial Conglomerates	496	25,655
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,264	10,602
	LG Electronics Inc.	Household Durables	608	33,402
a	LG Energy Solution Ltd.	Electrical Equipment	196	58,429
	LG H&H Co. Ltd.	Personal Products	50	22,122
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	80	15,293
	LG Uplus Corp.	Diversified Telecommunication Services	1,204	9,047
	Lotte Chemical Corp.	Chemicals	84	8,455
	Lotte Chilsung Beverage Co. Ltd.	Beverages	20	2,230
	Lotte Corp.	Industrial Conglomerates	152	4,069
	LOTTE Fine Chemical Co. Ltd.	Chemicals	96	3,778
	Lotte Shopping Co. Ltd.	Multiline Retail	64	3,869
	LS Corp.	Electrical Equipment	92	3,646
	Meritz Financial Group Inc.	Diversified Financial Services	156	2,273
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,496	6,253
	Mirae Asset Securities Co. Ltd.	Capital Markets	824	2,105
	NAVER Corp.	Interactive Media & Services	816	110,363
	NCSoft Corp.	Entertainment	90	21,766
b	Netmarble Corp., 144A	Software	100	3,586
	NH Investment & Securities Co. Ltd.	Capital Markets	740	4,650
a	NHN Corp.	Software	88	1,322
	NongShim Co. Ltd.	Food Products	20	4,166
	OCI Co. Ltd.	Chemicals	100	6,361
	Orion Corp/Republic of Korea	Food Products	128	9,215
	Ottogi Corp.	Food Products	8	2,578
	Pan Ocean Co. Ltd.	Marine	1,132	3,560
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	272	2,928
a	Pearl Abyss Corp.	Entertainment	172	5,608
	POSCO Chemical Co. Ltd.	Construction Materials	152	15,936
	POSCO Holdings Inc.	Metals & Mining	424	62,532
	Posco International Corp.	Trading Companies & Distributors	296	4,324
	S-1 Corp.	Commercial Services & Supplies	100	4,047
a,b	Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	104	58,662
	Samsung C&T Corp.	Industrial Conglomerates	476	34,435
	Samsung Card Co. Ltd.	Consumer Finance	176	3,715
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	316	24,738
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	26,740	992,447
a	Samsung Engineering Co. Ltd.	Construction & Engineering	896	14,248
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	188	24,178
a	Samsung Heavy Industries Co. Ltd.	Machinery	3,422	12,701
	Samsung Life Insurance Co. Ltd.	Insurance	368	16,050

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	298	$113,726
	Samsung SDS Co. Ltd.	IT Services	204	16,398
	Samsung Securities Co. Ltd.	Capital Markets	368	7,909
	SD Biosensor Inc.	Health Care Equipment & Supplies	196	3,644
	Seegene Inc.	Biotechnology	168	3,147
a	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	196	2,726
	Shinhan Financial Group Co. Ltd.	Banks	2,824	66,124
	Shinsegae Inc.	Multiline Retail	40	6,458
a,d	SillaJen Inc.	Biotechnology	196	—
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	144	5,727
a	SK Bioscience Co. Ltd.	Biotechnology	112	6,286
	SK Chemicals Co. Ltd.	Chemicals	80	5,088
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	3,024	175,644
a,b	SK IE Technology Co. Ltd., 144A	Chemicals	148	5,421
	SK Inc.	Industrial Conglomerates	200	26,840
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	292	29,288
	SK Networks Co. Ltd.	Trading Companies & Distributors	832	2,303
a	SK Square Co. Ltd.	Semiconductors & Semiconductor Equipment	564	14,251
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	188	6,675
	SKC Co. Ltd.	Chemicals	108	6,333
	S-Oil Corp.	Oil, Gas & Consumable Fuels	232	13,135
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	82	1,714
	SSANGYONG C&E Co. Ltd.	Construction Materials	656	2,691
	Wemade Co. Ltd.	Entertainment	96	3,073
	Woori Financial Group Inc.	Banks	3,588	26,834
	Yuhan Corp.	Pharmaceuticals	280	10,627

				3,422,773

	Taiwan 15.3%
	Accton Technology Corp.	Communications Equipment	3,000	25,749
	Acer Inc., H	Technology Hardware, Storage & Peripherals	16,000	11,037
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	120	2,411
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	18,489
	ASE Industrial Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	19,000	47,935
	Asia Cement Corp.	Construction Materials	14,330	17,783
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	200	4,183
	ASPEED Technology Inc.	Semiconductors & Semiconductor Equipment	176	9,867
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	4,000	29,481
	AU Optronics Corp., H	Electronic Equipment, Instruments & Components	50,000	23,150
	Capital Securities Corp., A	Capital Markets	12,000	3,988
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	4,270	23,200
	Cathay Financial Holding Co. Ltd., A	Insurance	47,000	59,140
	Chailease Holding Co. Ltd., A	Diversified Financial Services	7,938	45,629
	Chang Hwa Commercial Bank Ltd., A	Banks	37,673	20,350
	Cheng Shin Rubber Industry Co. Ltd., A	Auto Components	10,000	11,244
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	7,786
	China Airlines Ltd., A	Airlines	16,000	9,903
	China Development Financial Holding Corp., A	Banks	92,000	34,773
	China Motor Corp., A	Automobiles	1,060	1,357
	China Steel Corp., A	Metals & Mining	70,000	58,868
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	21,000	75,404
	Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	24,000	16,404
	CTBC Financial Holding Co. Ltd., A	Banks	103,000	64,397
	Delta Electronics Inc., A	Electronic Equipment, Instruments & Components	12,000	95,625
	E Ink Holdings Inc.	Electronic Equipment, Instruments & Components	5,000	33,387
	E.Sun Financial Holding Co. Ltd., A	Banks	76,852	62,331
	Eclat Textile Co. Ltd., A	Textiles, Apparel & Luxury Goods	1,160	14,322
	eMemory Technology Inc.	Semiconductors & Semiconductor Equipment	400	14,426

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	ENNOSTAR Inc., H	Semiconductors & Semiconductor Equipment	3,330	$4,348
	Eternal Materials Co. Ltd., H	Chemicals	6,000	5,726
	EVA Airways Corp., H	Airlines	14,000	12,435
	Evergreen Marine Corp. Taiwan Ltd.	Marine	6,000	27,591
	Far Eastern International Bank	Banks	13,770	4,814
	Far Eastern New Century Corp.	Industrial Conglomerates	22,000	22,416
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	20,523
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,640	13,138
	First Financial Holding Co. Ltd.	Banks	59,160	48,448
a,b	FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	8,000	948
	Formosa Chemicals & Fibre Corp.	Chemicals	19,000	41,353
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	7,000	18,278
	Formosa Plastics Corp.	Chemicals	21,000	57,281
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	400	1,726
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	5,112
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	6,000	8,665
	Fubon Financial Holding Co. Ltd.	Insurance	42,000	66,012
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	520	5,659
	Giant Manufacturing Co. Ltd.	Leisure Products	1,730	11,198
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	13,852
	Hiwin Technologies Corp.	Machinery	1,685	9,394
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	67,000	215,251
	Hotai Motor Co. Ltd.	Specialty Retail	1,800	32,429
a	HTC Corp.	Technology Hardware, Storage & Peripherals	4,000	6,904
	Hua Nan Financial Holdings Co. Ltd.	Banks	57,904	40,580
	Innolux Corp.	Electronic Equipment, Instruments & Components	52,000	17,116
	Inventec Corp.	Technology Hardware, Storage & Peripherals	17,000	12,262
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	580	30,599
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	12,000	24,114
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	8,440	146,475
	Mega Financial Holding Co. Ltd.	Banks	61,000	59,849
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	13,544
	momo.com Inc.	Internet & Catalog Retail	336	5,651
	Nan Ya Plastics Corp.	Chemicals	32,000	67,429
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,330	7,917
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,330	6,676
	Nien Made Enterprise Co. Ltd.	Household Durables	880	6,971
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	3,300	22,763
a	OBI Pharma Inc.	Biotechnology	1,000	2,252
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,600	12,725
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	12,000	22,111
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	15,000	13,465
	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	16,000	14,363
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	4,000	9,714
	President Chain Store Corp.	Food & Staples Retailing	3,200	28,473
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	15,000	36,379
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,708	23,029
	Ruentex Development Co. Ltd.	Real Estate Management & Development	9,000	14,571
	Shin Kong Financial Holding Co. Ltd.	Insurance	76,041	19,664
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	3,060	12,626
	SinoPac Financial Holdings Co. Ltd.	Banks	60,600	33,021
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	8,000	13,304
	Taishin Financial Holding Co. Ltd.	Banks	65,257	28,159
	Taiwan Business Bank	Banks	31,110	12,346
	Taiwan Cement Corp.	Construction Materials	34,097	36,300
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	57,680	47,690
	Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	6,942
	Taiwan Glass Industry Corp.	Building Products	9,000	4,947

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	12,000	$10,772
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	10,330	31,105
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,330	4,231
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	135,720	1,803,957
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	11,000	9,753
	The Shanghai Commercial & Savings Bank Ltd.	Banks	19,000	29,443
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,330	2,702
	U-Ming Marine Transport Corp.	Marine	2,000	2,299
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	25,906
	Uni-President Enterprises Corp.	Food Products	27,000	57,233
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	66,000	74,317
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	10,237
	Voltronic Power Technology Corp.	Electrical Equipment	370	16,374
	Walsin Lihwa Corp.	Electrical Equipment	19,258	24,566
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,800	6,570
	Wan Hai Lines Ltd.	Marine	5,060	10,646
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	2,000	7,780
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	17,000	10,575
	Wistron Corp.	Technology Hardware, Storage & Peripherals	16,000	13,380
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	480	12,216
	Yageo Corp.	Electronic Equipment, Instruments & Components	3,000	25,418
	Yang Ming Marine Transport Corp.	Marine	10,000	19,371
	Yuanta Financial Holding Co. Ltd.	Capital Markets	67,980	41,860
	Yulon Motor Co. Ltd.	Automobiles	3,271	4,229
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	10,016

				4,615,103

	Thailand 2.7%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	6,400	33,086
a	Airports of Thailand Public Co. Ltd., H, NVDR	Transportation Infrastructure	24,400	46,898
	Asset World Corp PCL, H, NVDR	Hotels, Restaurants & Leisure	42,400	6,520
	B Grimm Power PCL, A, NVDR	Independent Power Producers & Energy Traders	4,400	3,937
	Bangkok Bank PCL, A, fgn.	Banks	2,400	8,685
	Bangkok Bank PCL, A, NVDR	Banks	1,200	4,343
	Bangkok Dusit Medical Services PCL, A, NVDR	Health Care Providers & Services	50,400	39,417
	Bangkok Expressway and Metro PCL, H, NVDR	Transportation Infrastructure	44,400	10,829
	Bangkok Life Assurance PCL, A, NVDR	Insurance	2,800	2,505
	Banpu PCL, A, NVDR	Oil, Gas & Consumable Fuels	32,000	10,435
	Berli Jucker PCL, A, NVDR	Food & Staples Retailing	5,600	4,862
	BTS Group Holdings PCL, A, NVDR	Road & Rail	48,000	10,562
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	3,200	19,258
	Carabao Group PCL, A, NVDR	Beverages	2,000	4,520
	Central Pattana PCL, A, NVDR	Real Estate Management & Development	15,600	26,986
	Central Retail Corp. PCL, A, NVDR	Multiline Retail	16,000	16,755
	Charoen Pokphand Foods PCL, A, NVDR	Food Products	28,400	18,823
	CP ALL PCL, B, NVDR	Food & Staples Retailing	34,000	50,703
	Delta Electronics Thailand PCL, A, NVDR	Electronic Equipment, Instruments & Components	1,600	27,741
	Digital Telecommunications Infrastructure Fund, A, fgn.	Diversified Financial Services	29,600	10,594
	Electricity Generating PCL, A, NVDR	Independent Power Producers & Energy Traders	1,600	6,999
	Energy Absolute PCL, A, NVDR	Oil, Gas & Consumable Fuels	9,600	22,460
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	4,000	6,760
	Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	24,400	33,961
	Home Product Center PCL, NVDR, NVDR	Specialty Retail	32,000	11,453
	Indorama Ventures PCL, NVDR	Chemicals	10,000	10,339
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	8,000	15,430
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	55,600	4,599
	Kasikornbank PCL, fgn.	Banks	6,000	23,144

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	Kasikornbank PCL, NVDR	Banks	2,000	$7,635
	Krung Thai Bank PCL, NVDR	Banks	35,200	15,584
	Krungthai Card PCL, NVDR	Consumer Finance	7,500	11,433
	Land and Houses PCL, NVDR	Real Estate Management & Development	47,600	11,231
a	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	22,800	16,018
	Muangthai Capital PCL, NVDR	Consumer Finance	4,000	3,844
	Osotspa PCL, NVDR	Beverages	7,600	5,490
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	8,000	34,040
	PTT Global Chemical PCL, NVDR	Chemicals	11,200	12,322
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	15,600	10,650
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	81,200	73,192
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	6,800	7,391
	SCB X PCL	Banks	9,600	26,469
	SCG Packaging PCL, NVDR	Containers & Packaging	6,800	9,374
	Siam City Cement PCL, NVDR	Construction Materials	400	1,623
	Siam Makro Public Company Ltd., NVDR	Food & Staples Retailing	8,000	7,158
	Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	5,600	1,692
	Srisawad Corp. PCL, NVDR	Consumer Finance	3,600	4,104
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	6,075	8,254
	Thai Union Group PCL, NVDR	Food Products	16,400	8,130
	The Siam Cement PCL, NVDR	Construction Materials	4,000	34,571
	TMB Bank PCL, NVDR	Banks	240,000	7,699
	Total Access Communication PCL, NVDR	Wireless Telecommunication Services	4,000	4,825
	True Corporation PCL, NVDR	Diversified Telecommunication Services	62,000	8,301

				823,634

	United Kingdom 0.3%
	CK Hutchison Holdings Ltd., A	Real Estate Management & Development	15,000	82,931

	United States 0.1%
b	JS Global Lifestyle Co. Ltd., 144A	Household Durables	6,000	5,801
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	400	7,459
a,b	Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	7,200	17,445

				30,705

	Total Common Stocks (Cost $37,725,806)			30,144,540

	Preferred Stocks 0.6%
	South Korea 0.6%
e	Amorepacific Corp., 2.345%, pfd.	Personal Products	60	1,761
e	CJ CheilJedang Corp., 4.184%, pfd.	Food Products	8	942
e	Hyundai Motor Co., 6.093%, pfd.	Automobiles	196	11,467
e	Hyundai Motor Co., 6.005%, pfd.	Automobiles	128	7,524
e	LG Chem Ltd., 4.782%, pfd.	Chemicals	45	7,926
e	LG Electronics Inc., 2.436%, pfd.	Household Durables	88	2,273
e	LG H&H Co. Ltd., 3.657%, pfd.	Personal Products	12	2,764
e	Samsung Electronics Co. Ltd., 2.311%, pfd.	Technology Hardware, Storage & Peripherals	4,624	151,580
e	Samsung Fire & Marine Insurance Co. Ltd., 7.77%, pfd.	Insurance	16	1,728
e	Samsung SDI Co. Ltd., 0.387%, pfd.	Electronic Equipment, Instruments & Components	8	1,515

	Total Preferred Stocks (Cost $272,013)			189,480

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Right 0.0%†
	Philippines 0.0%†
a	GLOBE TELECOM Inc. RIGHTS	Wireless Telecommunication Services	12	$72

	Total Rights (Cost $0)			72

	Total Investments (Cost $37,997,819) 100.2%			30,334,092
	Other Assets, less Liabilities (0.2)%			(48,316)

	Net Assets 100.0%			$30,285,776

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $1,743,205, representing 5.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $220,645, representing 0.7% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.55	$29.12		$17.38		$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	1.06	1.48		0.81		1.07	1.29	0.52

Net realized and unrealized gains (losses)	(8.39)	2.47		11.55		(7.18)	(0.37)	(1.03)

Total from investment operations	(7.33)	3.95		12.36		(6.11)	0.92	(0.51)

Less distributions from net investment income	(0.89)	(1.52)		(0.62)		(1.14)	(0.96)	(0.05)

Net asset value, end of period	$23.33	$31.55		$29.12		$17.38	$24.63	$24.67

Total return[d]	(23.38)%	13.93%		71.72%		(26.23)%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	7.72%	4.93%		3.25%		4.28%	5.30%	4.96%

Supplemental data

Net assets, end of period (000’s)	$23,326	$29,968		$23,295		$7,820	$7,389	$2,467

Portfolio turnover rate[f]	3.13% [g]	15.26%	[g]	6.98%	[g]	8.16% [g]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.13%	15.26%	6.98%	8.16%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 98.2%
	Australia 95.4%
	Adbri Ltd.	Construction Materials		9,580	$11,333
	AGL Energy Ltd.	Multi-Utilities		13,960	61,393
a	Allkem Ltd.	Metals & Mining		12,100	107,749
	ALS Ltd.	Professional Services		9,980	65,001
	Altium Ltd.	Software		2,260	50,029
	Alumina Ltd.	Metals & Mining		52,220	42,472
a	AMP Ltd.	Diversified Financial Services		68,080	47,930
	Ampol Ltd.	Oil, Gas & Consumable Fuels		4,880	90,206
	Ansell Ltd.	Health Care Equipment & Supplies		2,660	43,081
	Apa Group	Gas Utilities		24,400	150,448
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		13,820	292,513
	Atlas Arteria Ltd.	Transportation Infrastructure		29,856	119,591
	Aurizon Holdings Ltd.	Road & Rail		36,480	80,919
	Australia & New Zealand Banking Group Ltd.	Banks		63,660	933,208
	Australian Stock Exchange Ltd.	Capital Markets		4,000	184,552
	Bank of Queensland Ltd.	Banks		13,340	55,836
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		36,580	34,926
	Bendigo and Adelaide Bank Ltd.	Banks		11,700	58,600
	BHP Group Ltd.	Metals & Mining		103,940	2,574,223
	BlueScope Steel Ltd.	Metals & Mining		9,700	94,734
	Boral Ltd.	Construction Materials		6,840	11,742
	Brambles Ltd.	Commercial Services & Supplies		28,660	210,251
	carsales.com Ltd.	Interactive Media & Services		6,920	83,690
	Challenger Ltd.	Diversified Financial Services		13,940	52,432
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	9,780	72,187
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		42,460	73,982
	Cochlear Ltd.	Health Care Equipment & Supplies		1,320	165,105
	Coles Group Ltd.	Food & Staples Retailing		26,240	277,191
	Commonwealth Bank of Australia	Banks		35,280	2,057,373
	Computershare Ltd.	IT Services		11,060	176,069
	CSL Ltd.	Biotechnology		9,940	1,821,541
	CSR Ltd.	Construction Materials		10,080	28,840
	Deterra Royalties Ltd.	Metals & Mining		8,760	22,529
	Dexus	Equity Real Estate Investment Trusts (REITs	)	22,220	110,291
	Domain Holdings Australia Ltd.	Interactive Media & Services		5,200	10,766
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		1,260	41,737
	Downer EDI Ltd.	Commercial Services & Supplies		14,020	41,195
	Endeavour Group Ltd.	Food & Staples Retailing		26,240	118,097
	Evolution Mining Ltd.	Metals & Mining		35,780	47,160
a	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		3,000	27,428
	Fortescue Metals Group Ltd.	Metals & Mining		32,880	355,578
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	37,860	384,118
	Harvey Norman Holdings Ltd.	Multiline Retail		12,280	31,898
	IDP Education Ltd.	Diversified Consumer Services		3,720	63,310
	IGO Ltd.	Metals & Mining		12,880	113,452
	Iluka Resources Ltd.	Metals & Mining		8,720	50,795
	Incitec Pivot Ltd.	Chemicals		40,240	90,812
	Insignia Financial Ltd.	Capital Markets		13,300	25,226
	Insurance Australia Group Ltd.	Insurance		50,960	150,718
	JB Hi-Fi Ltd.	Specialty Retail		2,260	55,158
	Lendlease Corp. Ltd.	Real Estate Management & Development		14,200	81,439
a	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure		45,780	123,035
a	Lynas Rare Earths Ltd.	Metals & Mining		18,600	90,409
	Macquarie Group Ltd.	Capital Markets		7,180	705,106
	Magellan Financial Group Ltd.	Capital Markets		2,900	20,995
	Medibank Private Ltd.	Insurance		56,960	127,080
	Metcash Ltd.	Food & Staples Retailing		20,100	50,013

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Mineral Resources Ltd.	Metals & Mining		3,440	$145,422
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	81,500	101,919
	National Australia Bank Ltd.	Banks		65,620	1,215,505
	Newcrest Mining Ltd.	Metals & Mining		18,400	200,168
a	NEXTDC Ltd.	IT Services		9,420	53,419
	Northern Star Resources Ltd.	Metals & Mining		23,520	118,407
	Nufarm Ltd.	Chemicals		7,800	25,075
	Orica Ltd.	Chemicals		9,220	78,368
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		35,480	117,937
	Orora Ltd.	Containers & Packaging		17,640	34,025
	OZ Minerals Ltd.	Metals & Mining		6,780	112,380
	Perpetual Ltd.	Capital Markets		1,160	17,594
a	Pilbara Minerals Ltd.	Metals & Mining		54,260	159,082
	Platinum Asset Management Ltd.	Capital Markets		10,920	11,936
	Pro Medicus Ltd.	Health Care Technology		860	27,752
a	Qantas Airways Ltd.	Airlines		17,180	55,450
	QBE Insurance Group Ltd.	Insurance		30,560	226,548
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		34,280	54,660
	Ramsay Health Care Ltd.	Health Care Providers & Services		3,620	133,318
	REA Group Ltd.	Media		1,040	76,797
	Reece Ltd.	Trading Companies & Distributors		4,420	39,843
	Rio Tinto Ltd.	Metals & Mining		7,680	461,146
	Santos Ltd.	Oil, Gas & Consumable Fuels		63,480	289,375
	Scentre Group	Real Estate Investment Trusts (REITs	)	106,900	174,578
	SEEK Ltd.	Professional Services		7,220	88,989
	Seven Group Holdings Ltd.	Trading Companies & Distributors		2,940	32,040
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	23,180	35,023
a	Sierra Rutile Holdings Ltd.	Metals & Mining		8,720	1,177
	Sonic Healthcare Ltd.	Health Care Providers & Services		9,880	194,255
	South32 Ltd.	Metals & Mining		95,920	223,868
a	Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure		17,820	29,560
	Stockland	Real Estate Investment Trusts (REITs	)	49,340	103,735
	Suncorp-Metway Ltd.	Insurance		26,000	167,668
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		45,700	27,473
	Telstra Corp. Ltd.	Diversified Telecommunication Services		84,140	208,277
	The GPT Group	Equity Real Estate Investment Trusts (REITs	)	39,800	98,007
	TPG Telecom Limited	Diversified Telecommunication Services		7,620	23,762
	Transurban Group	Transportation Infrastructure		63,480	503,650
	Treasury Wine Estates Ltd.	Beverages		14,940	120,743
	Vicinity Centres	Real Estate Investment Trusts (REITs	)	77,940	86,943
	Washington H Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		5,520	95,080
	Wesfarmers Ltd.	Multiline Retail		23,400	642,724
	Westpac Banking Corp.	Banks		71,980	955,210
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		16,540	95,816
	WiseTech Global Ltd.	Software		3,260	108,993
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		39,080	795,505
	Woolworths Group Ltd.	Food & Staples Retailing		25,080	547,450
	Worley Ltd.	Energy Equipment & Services		7,780	63,677

					22,247,821

	Ireland 0.8%
	James Hardie Industries PLC	Construction Materials		9,120	180,836

	New Zealand 0.5%
a	Xero Ltd.	Software		2,620	123,830

	United Kingdom 1.4%
	Amcor PLC, IDR	Containers & Packaging		31,100	332,729

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
United States 0.1%
Sims Ltd.	Metals & Mining	3,320	$28,561

Total Investments (Cost $25,399,172) 98.2%			22,913,777
Other Assets, less Liabilities 1.8%			412,240

Net Assets 100.0%			$23,326,017

aNon-income producing.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	4	$415,731	12/15/22	$(30,610)

*As of period end.

See 335 regarding other derivative information.

See Abbreviations on page 332.

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Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.56	$20.70		$14.46		$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	1.45	1.84		0.46		1.07	0.80	0.50

Net realized and unrealized gains (losses)	(5.90)	2.55		6.31		(11.33)	(2.07)	3.11

Total from investment operations	(4.45)	4.39		6.77		(10.26)	(1.27)	3.61

Less distributions from net investment income	(1.03)	(1.53)		(0.53)		(1.00)	(0.88)	(0.11)

Net asset value, end of period	$18.08	$23.56		$20.70		$14.46	$25.72	$27.87

Total return[d]	(18.70)%	23.03%		46.83%		(41.69)%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.19%		0.23%	0.19%	0.19%

Net investment income	14.67%	8.87%		2.43%		4.26%	3.37%	4.53%

Supplemental data

Net assets, end of period (000’s)	$280,200	$527,820		$107,656		$102,700	$20,579	$44,593

Portfolio turnover rate[f]	22.89% [g]	17.71%	[g]	21.01%	[g]	36.07% [g]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.63%	14.95%	9.31%	17.47%

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Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 71.8%
	Brazil 70.1%
	Ambev SA	Beverages	3,255,000	$9,351,840
	Americanas SA	Internet & Catalog Retail	496,000	1,557,093
	Atacadao SA	Food & Staples Retailing	387,500	1,384,837
	Auren Energia SA	Independent Power Producers & Energy Traders	263,543	660,216
	B3 SA – Brasil Bolsa Balcao	Capital Markets	4,541,500	10,957,334
	Banco Bradesco SA	Banks	1,131,500	3,411,957
	Banco BTG Pactual SA	Capital Markets	868,000	3,981,453
	Banco do Brasil SA	Banks	635,504	4,525,844
	Banco Santander Brasil SA	Banks	279,000	1,565,002
	BB Seguridade Participacoes SA	Insurance	496,000	2,436,511
	BR Malls Participacoes SA	Real Estate Management & Development	620,000	1,080,932
	Bradespar SA	Metals & Mining	24,630	101,319
a	BRF SA	Food Products	589,000	1,402,575
	Caixa Seguridade Participacoes S/A	Insurance	341,000	536,511
	CCR SA	Transportation Infrastructure	837,000	1,938,972
	Centrais Eletricas Brasileiras SA	Electric Utilities	930,000	7,388,280
	Cia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	248,000	2,274,199
	Cia Energetica de Minas Gerais	Electric Utilities	248,000	742,783
	Cia Paranaense de Energia	Electric Utilities	232,500	266,508
	Cia Siderurgica Nacional SA	Metals & Mining	465,000	1,093,541
	Cielo SA	IT Services	852,500	851,105
	Cosan SA	Oil, Gas & Consumable Fuels	899,000	2,888,714
	CPFL Energia SA	Electric Utilities	139,500	870,706
	CSN Mineracao SA	Metals & Mining	387,500	237,135
	Dexco SA	Paper & Forest Products	232,500	401,911
	Diagnosticos da America SA	Health Care Providers & Services	62,000	216,186
	EDP – Energias do Brasil SA	Electric Utilities	201,500	813,250
a	Embraer SA	Aerospace & Defense	542,500	1,168,479
	Energisa SA	Electric Utilities	186,080	1,441,136
a	Eneva SA	Independent Power Producers & Energy Traders	914,500	2,392,408
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	139,500	993,214
	Equatorial Energia SA	Electric Utilities	697,500	3,468,898
b	GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	310,000	770,293
	Grendene SA	Textiles, Apparel & Luxury Goods	248,000	324,165
	GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	325,500	801,586
a	Grupo Mateus SA	Food & Staples Retailing	305,600	372,900
b	Hapvida Participacoes e Investimentos S/A, 144A	Health Care Providers & Services	2,991,500	4,186,778
	Hypera SA	Pharmaceuticals	294,500	2,409,315
	Itau Unibanco Holding SA	Banks	341,000	1,482,814
	Klabin SA	Containers & Packaging	573,500	1,924,443
	Localiza Rent a Car SA	Road & Rail	580,949	6,561,501
	Lojas Renner SA	Multiline Retail	728,500	3,751,024
	M Dias Branco SA	Food Products	93,000	753,271
a	Magazine Luiza SA	Multiline Retail	2,278,500	1,887,218
	Marfrig Global Foods SA	Food Products	263,500	480,831
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	201,500	900,423
	Natura & Co. Holding SA	Personal Products	713,016	1,941,767
	Neoenergia SA	Electric Utilities	170,500	482,293
	Odontoprev SA	Health Care Providers & Services	217,020	353,084
a	Petro Rio SA	Oil, Gas & Consumable Fuels	496,000	2,524,544
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	2,774,500	16,968,572
	Porto Seguro SA	Insurance	139,500	544,965
	Raia Drogasil SA	Food & Staples Retailing	806,043	3,387,293
b	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	356,500	1,958,860

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Rumo SA	Road & Rail	930,000	$3,177,459
	Sao Martinho SA	Food Products	124,400	586,943
	Sendas Distribuidora SA	Food & Staples Retailing	589,000	1,911,118
	SIMPAR SA	Road & Rail	217,000	387,554
	SLC Agricola SA	Food Products	77,500	620,275
a	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	93,000	261,349
	Sul America SA	Insurance	294,541	1,201,286
	Suzano SA	Paper & Forest Products	542,500	4,463,287
	Telefonica Brasil SA	Diversified Telecommunication Services	325,500	2,436,654
	TIM SA	Wireless Telecommunication Services	604,500	1,350,076
	Totvs SA	Software	341,000	1,850,366
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	170,500	1,227,798
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	620,000	1,344,574
	Usinas Siderurgicas de Minas Gerais SA Usiminas .	Metals & Mining	124,000	187,988
	Vale SA	Metals & Mining	2,903,989	38,677,975
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	139,500	352,564
	Vibra Energia SA	Specialty Retail	837,000	2,669,375
	WEG SA	Machinery	1,116,000	6,631,399

				196,506,829

	United States 1.7%
	JBS SA	Food Products	1,007,500	4,679,072

	Total Common Stocks (Cost $208,197,909)			201,185,901

	Preferred Stocks 27.3%
	Brazil 27.3%
	Alpargatas SA, 2.045%, pfd.	Textiles, Apparel & Luxury Goods	170,500	670,482
	Banco Bradesco SA, 3.165%, pfd.	Banks	3,890,500	14,270,597
	Bradespar SA, 32.075%, pfd.	Metals & Mining	186,084	817,430
	Braskem SA, 35.194%, pfd., A	Chemicals	134,900	654,442
	Centrais Eletricas Brasileiras SA, 3.575%, pfd., B	Electric Utilities	201,500	1,682,007
	Cia de Transmissao de Energia Eletrica Paulista, 6.461%, pfd.	Electric Utilities	139,500	592,421
	Cia Paranaense de Energia, 17.781%, pfd.	Electric Utilities	992,000	1,206,793
	Companhia Energetica de Minas Gerais, 12.825%, pfd.	Electric Utilities	945,500	1,880,914
	Gerdau SA, 14.894%, pfd.	Metals & Mining	790,500	3,571,890
	Itau Unibanco Holding SA, 2.937%, pfd.	Banks	3,611,500	18,735,718
	Itausa SA, 5.807%, pfd.	Banks	3,549,500	6,385,208
	Metalurgica Gerdau SA, 21.719%, pfd.	Metals & Mining	542,500	1,062,162
	Petroleo Brasileiro SA, 38.601%, pfd.	Oil, Gas & Consumable Fuels	4,185,000	23,057,212
	Raizen SA, 1.575%, pfd.	Oil, Gas & Consumable Fuels	883,500	684,409
	Unipar Carbocloro SA, 16.852%, pfd., B	Chemicals	34,540	612,976
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 10.931%, pfd., A	Metals & Mining	341,000	474,097

	Total Preferred Stocks (Cost $75,710,982)			76,358,758

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

	Industry	Shares	Value
Right 0.0%†
Brazil 0.0%†
Localiza Rent a Car SA	Road & Rail	1,782	$3,624

Total Rights (Cost $0)			3,624

Total Investments (Cost $283,908,891) 99.1%			277,548,283
Other Assets, less Liabilities 0.9%			2,652,215

Net Assets 100.0%			$280,200,498

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $6,915,931, representing 2.5% of net assets.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	115	$2,349,433	10/13/22	$(88,239)

*As of period end.

See 335 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$36.07	$30.20		$19.50		$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.47	0.80		0.75		0.69	0.67	0.24

Net realized and unrealized gains (losses)	(8.35)	5.77		10.63		(4.72)	0.33	(1.25)

Total from investment operations	(7.88)	6.57		11.38		(4.03)	1.00	(1.01)

Less distributions from net investment income	(0.05)	(0.70)		(0.68)		(0.60)	(0.64)	(0.02)

Net asset value, end of period	$28.14	$36.07		$30.20		$19.50	$24.13	$23.77

Total return[d]	(21.85)%	21.95%		59.10%		(17.25)%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	3.05%	2.37%		2.88%		2.73%	2.79%	2.39%

Supplemental data

Net assets, end of period (000’s)	$258,861	$43,289		$24,160		$4,876	$4,827	$2,377

Portfolio turnover rate[f]	3.26% [g]	5.63%	[g]	3.14%	[g]	4.57% [g]	6.95%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.26%	5.63%	3.14%	4.57%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Canada ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	Canada 97.2%
	Agnico Eagle Mines Ltd.	Metals & Mining	82,616	$3,508,948
	Alimentation Couche-Tard Inc.	Food & Staples Retailing	141,496	5,726,569
	Bank of Montreal	Banks	122,176	10,765,146
	Bank of Nova Scotia	Banks	218,040	10,425,551
	Barrick Gold Corp.	Metals & Mining	321,264	5,005,831
	BCE Inc.	Diversified Telecommunication Services	54,832	2,311,320
	Brookfield Asset Management Inc., A	Capital Markets	241,040	9,913,155
	Canadian Imperial Bank of Commerce	Banks	159,712	7,027,537
	Canadian National Railway Co.	Road & Rail	111,136	12,065,986
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	198,720	9,299,295
	Canadian Pacific Railway Ltd.	Road & Rail	168,176	11,285,986
	Canadian Tire Corp. Ltd., A	Multiline Retail	9,936	1,063,345
	Canadian Utilities Ltd., A	Multi-Utilities	21,896	572,558
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	222,824	3,441,160
a	CGI Inc.	IT Services	38,272	2,896,478
	Constellation Software Inc.	Software	3,466	4,848,414
	Dollarama Inc.	Multiline Retail	50,048	2,888,400
	Enbridge Inc.	Oil, Gas & Consumable Fuels	366,344	13,656,082
	Fairfax Financial Holdings Ltd.	Insurance	3,874	1,778,733
	Fortis Inc.	Electric Utilities	86,480	3,302,988
	Franco-Nevada Corp.	Metals & Mining	34,408	4,131,815
	George Weston Ltd.	Food & Staples Retailing	12,696	1,336,358
	Great-West Lifeco Inc.	Insurance	48,944	1,062,196
b	Hydro One Ltd., 144A	Electric Utilities	57,224	1,406,810
	IGM Financial Inc.	Capital Markets	14,720	368,737
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	34,960	1,521,748
	Intact Financial Corp.	Insurance	31,832	4,528,829
	Loblaw Companies Ltd.	Food & Staples Retailing	28,152	2,241,014
	Magna International Inc.	Auto Components	48,760	2,325,420
	Manulife Financial Corp.	Insurance	345,368	5,449,276
	Metro Inc., A	Food & Staples Retailing	43,240	2,176,712
	National Bank of Canada	Banks	60,904	3,837,610
	Nutrien Ltd.	Chemicals	97,520	8,176,052
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	99,728	3,045,440
	Power Corp. of Canada	Insurance	97,336	2,205,211
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	54,648	2,922,408
	Royal Bank of Canada	Banks	253,920	22,983,174
	Saputo Inc.	Food Products	43,424	1,040,684
	Shaw Communications Inc.	Media	77,280	1,889,185
a	Shopify Inc., A	IT Services	205,759	5,569,067
	Sun Life Financial Inc.	Insurance	106,168	4,244,247
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels	247,112	6,995,857
	TC Energy Corp.	Oil, Gas & Consumable Fuels	182,712	7,398,636
a	Teck Resources Ltd., B	Metals & Mining	83,536	2,554,017
	TELUS Corp.	Diversified Telecommunication Services	85,192	1,700,678
	The Toronto-Dominion Bank	Banks	329,176	20,296,052
	Thomson Reuters Corp.	Professional Services	29,808	3,076,143
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	51,152	2,672,539
	Wheaton Precious Metals Corp.	Metals & Mining	81,328	2,647,503

				251,586,900

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Canada ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
United States 2.4%
Waste Connections Inc.	Commercial Services & Supplies	46,368	$6,298,597

Total Investments (Cost $300,579,922) 99.6%			257,885,497
Other Assets, less Liabilities 0.4%			975,758

Net Assets 100.0%			$258,861,255

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $1,406,810, representing 0.5% of net assets.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	5	$812,198	12/15/22	$(27,595)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.43	$31.78	$22.19		$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.41	0.49	0.32		0.45	0.40	(0.01)

Net realized and unrealized gains (losses)	(4.76)	(10.47)	9.56		(1.78)	(1.99)	1.05

Total from investment operations	(4.35)	(9.98)	9.88		(1.33)	(1.59)	1.04

Less distributions from net investment income	(0.14)	(0.37)	(0.29)		(0.49)	(0.39)	—	[d]

Net asset value, end of period	$16.94	$21.43	$31.78		$22.19	$24.01	$25.99

Total return[e]	(20.42)%	(31.63)%	44.67%		(5.64)%	(5.94)%	4.17%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%

Net investment income (loss)	4.11%	1.80%	1.06%		1.94%	1.70%	(0.12)%

Supplemental data

Net assets, end of period (000’s)	$91,484	$111,454	$120,782		$48,807	$43,220	$31,191

Portfolio turnover rate[g]	5.46% [h]	12.78% [h]	15.97%	[h]	32.47% [h]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h] Portfolio turnover rate excluding cash creations was as follows:	5.46%	12.00%	15.31%	32.47%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	China 95.3%
	360 DigiTech Inc.	Consumer Finance	6,480	$83,074
	360 Security Technology Inc., A	Software	27,000	24,617
	3peak Inc., A	Semiconductors & Semiconductor Equipment	321	10,502
a	3SBio Inc., A, 144A	Biotechnology	67,500	47,896
	Addsino Co. Ltd., A	Communications Equipment	5,400	7,537
b	Advanced Micro-Fabrication Equipment Inc. China, A	Semiconductors & Semiconductor Equipment	2,040	30,867
	AECC Aero-Engine Control Co. Ltd., A	Aerospace & Defense	5,400	19,027
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	8,100	47,663
	Agile Group Holdings Ltd.	Real Estate Management & Development	74,000	17,345
	Agricultural Bank of China Ltd., A	Banks	332,100	133,229
	Agricultural Bank of China Ltd., H	Banks	1,485,000	444,560
	Aier Eye Hospital Group Co. Ltd., A	Health Care Providers & Services	22,741	91,453
b	Air China Ltd., A	Airlines	16,200	23,792
b	Air China Ltd., H	Airlines	78,000	59,619
a,b	Akeso Inc., 144A	Biotechnology	27,000	74,638
b	Alibaba Group Holding Ltd., A	Internet & Catalog Retail	738,717	7,335,506
a	A-Living Services Co. Ltd., H, 144A	Commercial Services & Supplies	33,750	26,742
	Aluminum Corp. of China Ltd., A	Metals & Mining	45,900	26,590
	Aluminum Corp. of China Ltd., H	Metals & Mining	216,000	70,717
b	Amlogic Shanghai Co. Ltd.	Semiconductors & Semiconductor Equipment	1,456	13,273
	Angang Steel Co. Ltd., A	Metals & Mining	21,600	8,120
	Angang Steel Co. Ltd., H	Metals & Mining	72,000	17,794
	Angel Yeast Co. Ltd., A	Food Products	2,700	15,747
a	Angelalign Technology Inc., 144A	Health Care Equipment & Supplies	1,200	11,519
	Anhui Anke Biotechnology Group Co. Ltd., A	Pharmaceuticals	6,516	8,235
	Anhui Conch Cement Co. Ltd., A	Construction Materials	13,500	54,556
	Anhui Conch Cement Co. Ltd., H	Construction Materials	59,400	188,418
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	11,442
	Anhui Gujing Distillery Co. Ltd., A	Beverages	1,500	57,219
	Anhui Gujing Distillery Co. Ltd., B	Beverages	5,900	87,186
	Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	5,400	10,612
	Anta Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	57,110	605,301
	Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,400	12,437
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	700	13,619
	Autohome Inc., ADR	Software	3,024	86,970
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	2,700	9,813
	Avic Capital Co. Ltd., A	Diversified Financial Services	35,100	14,820
	AVIC Electromechanical Systems Co. Ltd., A	Aerospace & Defense	13,500	21,474
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	108,000	41,825
	AVICOPTER PLC, A	Aerospace & Defense	2,700	15,032
a	BAIC Motor Corp. Ltd., A, 144A	Automobiles	108,000	23,664
b	Baidu Inc.	Interactive Media & Services	109,538	1,592,159
	Bank of Beijing Co. Ltd., A	Banks	75,600	43,584
	Bank of Changsha Co. Ltd., A	Banks	13,500	12,536
	Bank of Chengdu Co. Ltd., A	Banks	5,400	12,392
	Bank of China Ltd., A	Banks	153,900	66,705
	Bank of China Ltd., H	Banks	3,726,000	1,219,865
	Bank of Communications Co. Ltd., A	Banks	135,000	87,486
	Bank of Communications Co. Ltd., H	Banks	351,000	185,116
	Bank of Guiyang Co. Ltd., A	Banks	13,500	10,263
	Bank of Hangzhou Co. Ltd., A	Banks	21,600	43,175
	Bank of Jiangsu Co. Ltd., A	Banks	19,700	20,559
	Bank of Nanjing Co. Ltd., A	Banks	35,100	51,795
	Bank of Ningbo Co. Ltd., A	Banks	21,620	95,679
	Bank of Qingdao Co. Ltd., A	Banks	16,200	7,703
	Bank of Shanghai Co. Ltd., A	Banks	51,300	42,095
	Bank of Suzhou Co. Ltd., A	Banks	5,920	5,539

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Bank of Zhengzhou Co. Ltd., A	Banks	20,580	$6,899
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	64,800	47,810
	BBMG Corp., A	Construction Materials	35,100	12,259
	BBMG Corp., H	Construction Materials	108,000	13,070
b	BeiGene Ltd.	Biotechnology	29,700	306,652
	Beijing Capital Co. Ltd., A	Water Utilities	27,000	9,847
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	8,100	4,976
b	Beijing Capital International Airport Co. Ltd., A	Transportation Infrastructure	108,000	58,472
b	Beijing Dabeinong Technology Group Co. Ltd., A	Food Products	13,500	15,149
	Beijing Easpring Material Technology Co. Ltd.	Chemicals	2,700	25,000
b	Beijing E-Hualu Information Technology Co. Ltd., A	Software	2,700	4,745
	Beijing Enlight Media Co. Ltd., H	Entertainment	10,800	10,756
	Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	27,000	75,842
b	Beijing Jetsen Technology Co. Ltd., A	Software	8,100	5,045
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power Producers & Energy Traders	54,000	10,319
	Beijing Kingsoft Office Software Inc., A	Software	1,560	44,007
	Beijing New Building Materials PLC, A	Building Products	5,400	18,217
b	Beijing Orient National Communication Science &Technology Co. Ltd., A	Software	5,400	5,469
	Beijing Originwater Technology Co. Ltd., H	Commercial Services & Supplies	3,335	2,208
	Beijing Roborock Technology Co. Ltd., A	Household Durables	280	10,140
	Beijing Sanju Environmental Protection and New Material Co. Ltd., A	Chemicals	9,300	5,348
	Beijing Shiji Information Technology Co. Ltd., A	Software	6,080	10,550
	Beijing Shougang Co. Ltd., A	Metals & Mining	27,000	13,521
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,700	7,540
	Beijing Sinnet Technology Co. Ltd., A	IT Services	5,600	6,276
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	6,920	19,598
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	5,400	34,502
	Beijing Ultrapower Software Co. Ltd., A	IT Services	8,100	4,204
	Beijing United Information Technology Co. Ltd., A	Trading Companies & Distributors	1,740	26,350
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	1,015	16,287
	Beijing Yanjing Brewery Co. Ltd., A	Beverages	10,800	14,134
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	13,828
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., A	Electronic Equipment, Instruments & Components	5,760	11,182
	Beijing-Shanghai High Speed Railway Co. Ltd., A	Road & Rail	102,600	65,050
b	Bilibili Inc.	Entertainment	12,420	189,229
	Bloomage Biotechnology Corp. Ltd., A	Biotechnology	1,118	20,544
a	Blue Moon Group Holdings Ltd., 144A	Household Products	40,500	28,583
	Bluefocus Intelligent Communications Group Co. Ltd., A	Media	10,800	6,787
	Bluestar Adisseo Co., A	Chemicals	2,700	3,734
	BOC International China Co. Ltd., A	Capital Markets	2,700	3,973
	BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	129,600	59,445
	BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	51,300	21,893
	Bright Dairy & Food Co. Ltd., A	Food Products	5,400	7,931
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	5,400	16,202
	BYD Co. Ltd., A	Automobiles	6,400	226,235
	BYD Co. Ltd., H	Automobiles	40,738	1,008,862
	BYD Electronic International Co. Ltd.	Communications Equipment	37,500	90,574
	By-health Co. Ltd., A	Personal Products	5,400	13,331
	C&S Paper Co. Ltd., A	Household Products	5,400	7,711
	Caida Securities Co. Ltd., A	Capital Markets	5,400	5,189
	Caitong Securities Co. Ltd., A	Capital Markets	16,260	15,418

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Camel Group Co. Ltd., A	Electrical Equipment	5,400	$6,385
	CanSino Biologics Inc., A	Pharmaceuticals	240	4,073
a,c	CanSino Biologics Inc., H, 144A, Reg S	Pharmaceuticals	3,200	18,161
b	CECEP Solar Energy Co. Ltd., H	Semiconductors & Semiconductor Equipment	10,800	10,347
	CECEP Wind-Power Corp, A	Independent Power Producers & Energy Traders	18,900	11,665
	Central China Securities Co. Ltd., A	Capital Markets	10,800	5,287
	Central China Securities Co. Ltd., H	Capital Markets	54,000	6,948
	CGN Power Co. Ltd., A	Independent Power Producers & Energy Traders	29,700	10,998
a	CGN Power Co. Ltd., H, 144A	Independent Power Producers & Energy Traders	540,000	116,944
	Changchun High & New Technology Industry Group Inc., A	Pharmaceuticals	1,500	35,842
	Changjiang Securities Co. Ltd., A	Capital Markets	21,600	15,785
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	1,000	21,376
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	5,400	19,724
	Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	10,800	7,529
	Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	2,700	17,709
	China Baoan Group Co. Ltd., A	Industrial Conglomerates	8,100	12,748
	China Cinda Asset Management Co. Ltd., H	Capital Markets	432,000	47,878
	China CITIC Bank Corp. Ltd., A	Banks	35,100	22,451
	China CITIC Bank Corp. Ltd., H	Banks	459,000	182,433
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	18,900	28,208
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	108,000	97,958
	China Communications Services Corp. Ltd., H	Diversified Telecommunication Services	118,000	39,685
b	China Conch Environment Protection Holdings Ltd.	Commercial Services & Supplies	67,120	34,373
	China Conch Venture Holdings Ltd.	Construction & Engineering	73,410	117,083
	China Construction Bank Corp., A	Banks	35,100	27,177
	China Construction Bank Corp., H	Banks	4,590,000	2,654,633
	China CSSC Holdings Ltd., A	Machinery	16,200	51,469
a,c	China East Education Holdings Ltd., A, 144A, Reg S	Diversified Consumer Services	27,000	8,943
b	China Eastern Airlines Corp. Ltd., A	Airlines	40,500	27,723
b	China Eastern Airlines Corp. Ltd., H	Airlines	54,000	18,367
	China Energy Engineering Corp. Ltd.	Construction & Engineering	116,100	36,479
	China Energy Engineering Corp. Ltd., H	Construction & Engineering	216,000	22,563
	China Everbright Bank Co. Ltd., A	Banks	143,100	56,604
	China Everbright Bank Co. Ltd., H	Banks	135,000	37,147
b	China Evergrande Group, A	Real Estate Management & Development	182,000	15,314
a,c	China Feihe Ltd., 144A, Reg S	Food Products	189,000	132,422
	China Galaxy Securities Co. Ltd., A	Capital Markets	8,100	10,226
	China Galaxy Securities Co. Ltd., H	Capital Markets	175,500	81,156
	China Great Wall Securities Co. Ltd., A	Capital Markets	8,100	9,294
	China Greatwall Technology Group Co. Ltd., A	Technology Hardware, Storage & Peripherals	10,800	12,937
	China Hongqiao Group Ltd.	Metals & Mining	108,000	89,428
	China International Capital Corp. Ltd., A	Capital Markets	2,700	13,032
a	China International Capital Corp. Ltd., H, 144A	Capital Markets	75,600	109,983
	China International Marine Containers (Group) Co. Ltd., H	Machinery	35,100	22,357
	China International Marine Containers Group Co. Ltd., A	Machinery	8,550	8,287
	China Jushi Co. Ltd., A	Construction Materials	14,787	27,337
	China Lesso Group Holdings Ltd.	Building Products	54,000	50,286
	China Life Insurance Co. Ltd., H	Insurance	378,000	484,424
a,b	China Literature Ltd., A, 144A	Media	21,600	61,224
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	10,692	358,610
	China Longyuan Power Group Corp., A	Independent Power Producers & Energy Traders	162,000	203,276
	China Medical System Holdings Ltd.	Pharmaceuticals	61,000	72,812

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Meheco Co. Ltd., A	Trading Companies & Distributors	5,440	$9,187
	China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	34,808
	China Merchants Bank Co. Ltd., A	Banks	70,200	331,348
	China Merchants Bank Co. Ltd., H	Banks	186,000	864,852
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	27,000	26,890
	China Merchants Expressway Network & Technology Holdings Co. Ltd., A	Transportation Infrastructure	10,800	11,483
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	71,980	90,503
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	2,700	5,779
a	China Merchants Securities Co. Ltd., A, 144A	Capital Markets	21,600	18,711
	China Merchants Securities Co. Ltd., A	Capital Markets	27,000	46,735
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	24,300	55,696
b	China Minmetals Rare Earth Co. Ltd., A	Metals & Mining	2,700	9,968
	China Minsheng Banking Corp. Ltd., A	Banks	124,200	59,059
	China Minsheng Banking Corp. Ltd., H	Banks	297,000	85,128
	China Molybdenum Co. Ltd., A	Metals & Mining	35,100	23,239
	China Molybdenum Co. Ltd., H	Metals & Mining	201,000	78,609
	China National Building Material Co. Ltd., H	Construction Materials	216,000	165,373
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	21,600	24,269
	China National Nuclear Power Co. Ltd., A	Independent Power Producers & Energy Traders	59,400	48,742
	China National Software & Service Co. Ltd., A	Software	2,700	16,308
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	10,800	40,236
	China Oilfield Services Ltd., A	Energy Equipment & Services	5,400	10,869
	China Oilfield Services Ltd., H	Energy Equipment & Services	90,000	89,313
	China Orient Securities Co. Ltd., A	Capital Markets	24,924	26,885
	China Pacific Insurance Group Co. Ltd., A	Insurance	24,300	69,296
	China Pacific Insurance Group Co. Ltd., H	Insurance	124,200	228,784
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	118,800	71,488
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,242,000	533,197
	China Railway Group Ltd., A	Construction & Engineering	72,900	53,480
	China Railway Group Ltd., H	Construction & Engineering	189,000	92,695
a,c	China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Electronic Equipment, Instruments & Components	81,000	22,288
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	23,382	13,611
	China Reinsurance Group Corp., H	Insurance	324,000	20,018
	China Resources Cement Holdings Ltd.	Construction Materials	118,000	54,717
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,700	6,662
	China Resources Microelectronics Ltd., A	Semiconductors & Semiconductor Equipment	3,432	22,924
a	China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	27,000	103,702
a	China Resources Pharmaceutical Group Ltd., A, 144A	Pharmaceuticals	81,000	55,617
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	95,100	147,801
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., B	Pharmaceuticals	2,700	14,547
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,300	107,846
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	166,649	497,830
	China Shipping Container Lines Co. Ltd., A	Marine	37,800	13,096
b	China Shipping Development Co. Ltd., A	Marine	10,800	27,405
	China South Publishing & Media Group Co. Ltd., A	Media	8,100	11,180
b	China Southern Airlines Co. Ltd., A	Airlines	35,100	32,692

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	China Southern Airlines Co. Ltd., H	Airlines	74,000	$39,027
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A	Commercial Services & Supplies	10,800	8,605
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	137,700	99,473
	China Suntien Green Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	81,000	29,718
	China Taiping Insurance Holdings Co. Ltd.	Insurance	70,200	59,112
	China Three Gorges Renewables Group Co. Ltd., A	Independent Power Producers & Energy Traders	89,100	70,364
	China Tourism Group Duty Free Corp. Ltd., A	Hotels, Restaurants & Leisure	7,100	197,439
a,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	2,268,000	242,694
b	China TransInfo Technology Co. Ltd., A	IT Services	2,700	3,147
	China United Network Communications Ltd., A	Wireless Telecommunication Services	97,200	45,674
	China Vanke Co. Ltd., A	Real Estate Management & Development	32,400	81,032
	China Vanke Co. Ltd., H	Real Estate Management & Development	94,500	172,149
	China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,700	5,185
	China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	78,300	249,755
	China Zhenhua Group Science & Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	29,283
b	China Zheshang Bank Co. Ltd., A	Banks	27,000	11,286
	Chinalin Securities Co. Ltd., A	Capital Markets	2,700	4,939
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	5,400	6,355
	Chongqing Brewery Co. Ltd., A	Beverages	1,700	26,755
	Chongqing Changan Automobile Co. Ltd., A	Automobiles	28,144	49,584
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	76,172	35,030
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,700	10,294
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	16,200	8,112
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	108,000	35,083
	Chongqing Water Group Co. Ltd., A	Water Utilities	8,100	5,783
	Chongqing Zhifei Biological Products Co. Ltd., B	Biotechnology	5,400	65,467
	CIFI Holdings Group Co. Ltd., A	Real Estate Management & Development	196,320	20,007
	CITIC Ltd., B	Industrial Conglomerates	243,000	229,073
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	17,080	42,214
	CITIC Securities Co. Ltd., A	Capital Markets	40,500	98,961
	CITIC Securities Co. Ltd., H	Capital Markets	108,200	183,873
	CMST Development Co. Ltd., A	Air Freight & Logistics	8,100	5,522
	CNOOC Energy Technology & Services Ltd., A	Energy Equipment & Services	18,900	7,635
	CNPC Capital Co. Ltd., A	Machinery	16,200	10,180
b	Contemporary Amperex Technology Co. Ltd., H	Electrical Equipment	8,300	466,730
	COSCO SHIPPING Development Co. Ltd., H	Marine	189,000	23,836
b	COSCO SHIPPING Energy Transportation Co. Ltd., H	Marine	66,000	54,903
	COSCO SHIPPING Holdings Co. Ltd., A	Marine	45,180	69,838
	COSCO SHIPPING Holdings Co. Ltd., B	Marine	162,000	190,069
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	486,000	112,679
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	91,300	134,451
	CRRC Corp. Ltd., A	Machinery	78,300	51,511
	CRRC Corp. Ltd., H	Machinery	189,000	61,155
a	CSC Financial Co. Ltd., A, 144A	Capital Markets	40,500	30,956
	CSC Financial Co. Ltd., A	Capital Markets	16,200	52,651
	CSG Holding Co. Ltd.	Construction Materials	56,700	21,741
	CSG Holding Co. Ltd., A	Construction Materials	5,400	5,257
	CSPC Pharmaceutical Group Ltd., A	Pharmaceuticals	432,000	428,153
	Daan Gene Co. Ltd.	Biotechnology	3,940	9,163
b	Dada Nexus Ltd., A, ADR	Internet & Catalog Retail	3,510	16,602
a	Dali Foods Group Co. Ltd., 144A	Food Products	108,000	46,502
	Daqin Railway Co. Ltd., A	Road & Rail	54,000	51,280

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Daqo New Energy Corp.	Semiconductors & Semiconductor Equipment	2,754	$146,182
	DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	1,152	4,896
b	Datang International Power Generation Co. Ltd., A	Independent Power Producers & Energy Traders	24,300	11,316
b	Datang International Power Generation Co. Ltd., H	Independent Power Producers & Energy Traders	108,000	20,637
	DHC Software Co. Ltd., A	IT Services	10,800	8,074
	Dian Diagnostics Group Co. Ltd., A	Health Care Providers & Services	2,700	10,991
	Do-Fluoride Chemicals Co. Ltd., A	Chemicals	2,700	13,596
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,700	12,267
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	10,800	30,965
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	16,200	22,082
	Dongfeng Motor Group Co. Ltd., H	Automobiles	143,300	76,671
	Dongxing Securities Co. Ltd., A	Capital Markets	10,800	11,210
	East Group Co. Ltd., A	Electrical Equipment	8,100	7,385
	East Money Information Co. Ltd.	Capital Markets	45,280	111,911
	Eastern Air Logistics Co. Ltd., A	Air Freight & Logistics	5,400	12,028
	Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	15,905
	ENN Ecological Holdings Co. Ltd., A	Chemicals	8,100	21,088
	ENN Energy Holdings Ltd.	Gas Utilities	38,300	512,300
	Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	10,800	8,362
	Eve Energy Co. Ltd.	Electrical Equipment	6,900	81,881
a	Everbright Securities Co. Ltd., 144A	Capital Markets	16,200	8,750
	Everbright Securities Co. Ltd., A	Capital Markets	13,500	24,901
a,b	Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	221,000	23,348
b	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	13,500	11,797
	Far East Horizon Ltd.	Diversified Financial Services	54,000	36,459
	Faw Jiefang Group Co. Ltd.	Automobiles	10,800	10,877
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	5,400	9,408
b	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	135,000	13,930
	Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	10,800	7,696
	First Capital Securities Co. Ltd.	Capital Markets	16,200	12,384
b	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	27,000	65,695
b	Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,700	12,384
	Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	51,300	39,721
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	14,061	163,348
	Fosun International Ltd.	Industrial Conglomerates	108,000	67,002
	Founder Securities Co. Ltd., A	Capital Markets	29,700	27,287
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	45,900	54,855
	Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	15,247
	Fujian Funeng Co. Ltd., A	Independent Power Producers & Energy Traders	5,400	8,097
	Fujian Sunner Development Co. Ltd.	Food Products	5,400	14,664
b	Full Truck Alliance Co. Ltd.	Road & Rail	30,915	202,493
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	8,100	40,687
a	Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	32,400	130,840
	Ganfeng Lithium Co. Ltd.	Metals & Mining	5,660	59,417
a	Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	10,560	70,289
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	200	6,972
b	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	21,600	9,574
b	GD Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	64,800	36,994
b	GDS Holdings Ltd.	IT Services	45,900	100,572
	GEM Co. Ltd.	Metals & Mining	18,900	19,565
	Gemdale Corp., A	Real Estate Management & Development	16,200	26,109
b	Genscript Biotech Corp.	Life Sciences Tools & Services	47,769	104,424
	GF Securities Co. Ltd.	Capital Markets	21,600	43,235
	GF Securities Co. Ltd., H	Capital Markets	54,000	58,816
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	2,248	29,562

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Ginlong Technologies Co. Ltd., A	Electrical Equipment	1,350	$41,840
	Glarun Technology Co. Ltd., A	Communications Equipment	5,400	10,157
	GoerTek Inc.	Electronic Equipment, Instruments & Components	10,800	40,145
b	GOME Retail Holdings Ltd.	Specialty Retail	621,000	11,629
b	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	16,200	7,612
	Great Wall Motor Co. Ltd., A	Automobiles	8,100	31,586
	Great Wall Motor Co. Ltd., H	Automobiles	148,500	170,635
	Greentown China Holdings Ltd.	Real Estate Management & Development	40,500	76,151
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	8,100	9,260
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power Producers & Energy Traders	8,100	5,363
b	Guangdong Electric Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	8,100	5,067
b	Guangdong Electric Power Development Co. Ltd., B	Independent Power Producers & Energy Traders	43,200	11,612
	Guangdong Golden Dragon Development Inc.	Capital Markets	2,700	5,120
	Guangdong Haid Group Co. Ltd.	Food Products	6,300	53,269
b	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	10,800	13,331
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	8,693
b	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	27,000	16,853
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	2,700	6,711
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,300	41,857
	Guangshen Railway Co. Ltd., A	Road & Rail	13,500	3,693
b	Guangshen Railway Co. Ltd., H	Road & Rail	108,000	14,721
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	13,500	11,097
	Guangxi Liugong Machinery Co. Ltd.	Machinery	5,400	4,280
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	10,800	18,376
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	154,000	109,861
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	5,400	19,663
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	9,900	21,389
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	8,100	8,828
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,700	24,004
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	700	5,862
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	7,060	43,633
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	1,300	5,348
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	9,493	7,563
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	5,400	5,734
b	Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,400	4,810
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	5,400	6,423
	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	8,100	5,499
	Guolian Securities Co. Ltd., A	Capital Markets	8,100	9,930
	Guosen Securities Co. Ltd.	Capital Markets	18,900	22,799
b	Guosheng Financial Holding Inc.	Electrical Equipment	8,100	8,669
a	Guotai Junan Securities Co. Ltd., 144A	Capital Markets	37,800	40,160
	Guotai Junan Securities Co. Ltd., A	Capital Markets	24,300	46,595
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	5,400	23,125
	Guoyuan Securities Co. Ltd.	Capital Markets	16,200	14,543
a,b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	54,000	105,938
	Haier Smart Home Co. Ltd., A	Household Durables	21,600	75,048
	Haier Smart Home Co. Ltd., H	Household Durables	113,400	347,427
	Haitian International Holdings Ltd.	Machinery	28,000	53,219
	Haitong Securities Co. Ltd., A	Capital Markets	35,100	42,637

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Haitong Securities Co. Ltd., H	Capital Markets	162,000	$85,851
b	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	5,400	14,392
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	10,800	15,861
	Hangzhou Chang Chuan Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,700	21,595
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,440	18,208
	Hangzhou Lion Electronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,700	17,243
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,700	12,987
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,700	8,684
	Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,400	24,276
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,700	34,532
a,c	Hangzhou Tigermed Consulting Co. Ltd., A, 144A, Reg S	Life Sciences Tools & Services	6,500	52,704
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	2,700	9,870
a	Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	54,000	85,438
	Haohua Chemical Science & Technology Co. Ltd., A	Chemicals	2,700	14,732
	Harbin Boshi Automation Co. Ltd.	Machinery	2,700	5,408
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	3,480	11,169
	Heilongjiang Agriculture Co. Ltd., A	Food Products	5,400	10,082
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	10,800	37,055
	Hengan International Group Co. Ltd.	Personal Products	34,750	155,381
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	5,400	14,990
	Hengli Petrochemical Co. Ltd., A	Chemicals	10,800	25,632
b	HengTen Networks Group Ltd.	Internet & Catalog Retail	108,000	23,114
	Hengtong Optic-electric Co. Ltd.	Communications Equipment	8,100	20,678
	Hengyi Petrochemical Co. Ltd., A	Chemicals	13,500	14,600
	Hesteel Co. Ltd.	Metals & Mining	37,800	11,930
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	2,700	29,344
b	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	10,800	3,939
	Hongfa Technology Co. Ltd., A	Electrical Equipment	3,740	18,272
	Hopson Development Holdings Ltd.	Real Estate Management & Development	36,544	38,267
	Hoshine Silicon Industry Co. Ltd., A	Chemicals	2,700	41,490
a,b	Hua Hong Semiconductor Ltd., 144A	Semiconductors & Semiconductor Equipment	20,000	45,759
	Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	24,300	20,281
	Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	54,000	19,743
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	5,400	30,389
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	8,100	11,191
	Huafon Chemical Co. Ltd.	Chemicals	13,500	12,365
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	6,999
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	8,100	19,145
	Hualan Biological Engineering Inc.	Biotechnology	6,060	15,437
	Huaneng Lancang River Hydropower Inc., A	Independent Power Producers & Energy Traders	21,600	20,845
b	Huaneng Power International Inc., A	Independent Power Producers & Energy Traders	27,000	28,745
	Huaneng Power International Inc., H	Independent Power Producers & Energy Traders	216,000	94,106
	Huapont Life Sciences Co. Ltd.	Chemicals	5,400	4,030
a	Huatai Securities Co. Ltd., 144A	Capital Markets	75,600	83,209
	Huatai Securities Co. Ltd., A	Capital Markets	27,000	45,902
	Huaxi Securities Co. Ltd.	Capital Markets	8,100	8,328
	Huaxia Bank Co. Ltd., A	Banks	56,700	40,005
	Huaxin Cement Co. Ltd., H	Construction Materials	17,400	17,932
	Huaxin Cement Co. Ltd., A	Construction Materials	5,400	12,687
	Huayu Automotive Systems Co. Ltd.	Auto Components	10,800	25,026
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	13,500	5,738
	Hubei Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	24,300	14,963
	Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	2,700	12,680

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	5,400	$9,832
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,700	32,895
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	5,400	13,278
	Hunan Gold Corp. Ltd.	Metals & Mining	5,400	9,097
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	24,300	13,907
	Hundsun Technologies Inc., A	Software	6,506	30,928
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	5,400	9,900
a,b	Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	16,200	91,526
	Iflytek Co. Ltd.	Software	8,100	37,289
	Imeik Technology Development Co. Ltd., A	Biotechnology	600	41,266
	Industrial and Commercial Bank of China Ltd.	Banks	259,200	158,156
	Industrial and Commercial Bank of China Ltd., H	Banks	3,861,000	1,810,020
	Industrial Bank Co. Ltd., A	Banks	70,200	163,951
b	Industrial Securities Co. Ltd., A	Capital Markets	31,590	24,150
	Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,300	13,488
	Inmyshow Digital Technology Group Co. Ltd.	Media	5,400	4,499
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	148,500	38,327
	Inner Mongolia ERDOS Resources Co. Ltd.	Metals & Mining	5,400	11,491
	Inner Mongolia ERDOS Resources Co. Ltd., B	Metals & Mining	18,900	35,778
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	27,000	14,884
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	21,600	99,923
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	51,300	77,309
	Inner Mongolia Yuan Xing Energy Co. Ltd.	Chemicals	13,500	14,070
a,b	Innovent Biologics Inc., B, 144A	Biotechnology	65,000	202,455
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	5,508	15,259
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	1,890	5,284
b	Iqiyi Inc., ADR	Entertainment	15,633	42,365
	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,480	67,192
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,700	18,361
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	3,480	19,496
a,b	JD Health International Inc., 144A	Internet & Catalog Retail	36,450	209,416
a,b	JD Logistics Inc., 144A	Air Freight & Logistics	81,000	142,397
	JD.com Inc., A	Internet & Catalog Retail	115,910	2,932,487
b	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,700	4,086
	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,400	16,232
	Jiangsu Cnano Technology Co. Ltd., A	Chemicals	810	13,085
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	13,500	32,987
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	8,100	8,169
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	64,000	48,021
	Jiangsu GoodWe Power Supply Technology Co. Ltd., A	Electrical Equipment	364	14,451
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,980	25,279
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	22,740	111,959
	Jiangsu King’s Luck Brewery JSC Ltd	Beverages	5,400	34,752
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	8,100	7,624
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	5,400	119,791
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	12,625
	Jiangsu Yoke Technology Co. Ltd., A	Chemicals	2,700	23,288
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	2,700	10,911
b	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	16,200	5,272
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	10,800	34,040
	Jiangxi Copper Co. Ltd., A	Metals & Mining	8,100	17,315
	Jiangxi Copper Co. Ltd., H	Metals & Mining	54,000	62,462
b	Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	5,400	14,869

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	10,800	$6,772
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	5,400	10,135
b	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	21,600	6,332
	Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	16,200	24,558
a,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	74,000	36,293
	JiuGui Liquor Co. Ltd., A	Beverages	900	15,862
a	Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	27,000	44,301
	Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	10,800	10,983
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	8,100	11,953
	Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	1,400	11,097
a	Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	3,780	14,422
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	8,100	12,998
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,700	12,074
	Joyoung Co. Ltd.	Household Durables	2,700	5,594
	JOYY Inc., ADR	Interactive Media & Services	2,295	59,670
b	Juneyao Airlines Co. Ltd., A	Airlines	2,700	5,734
b	Kaishan Group Co. Ltd., A	Machinery	2,700	7,041
b	Kanzhun Ltd., ADR	Interactive Media & Services	6,453	108,927
b	KE Holdings Inc., ADR	Real Estate Management & Development	31,428	550,619
	Keda Industrial Group Co. Ltd.	Machinery	5,400	12,680
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	40,500	114,536
b	Kingdee International Software Group Co. Ltd.	Software	126,000	165,006
	Kingfa Sci & Tech Co. Ltd., A	Chemicals	10,800	14,210
b	Kingsoft Cloud Holdings Ltd., ADR	IT Services	4,914	9,779
	Kingsoft Corp. Ltd.	Software	45,000	119,810
a,b	Kuaishou Technology, B, 144A	Interactive Media & Services	94,500	613,355
b	Kuang-Chi Technologies Co. Ltd.	Auto Components	8,100	16,872
	Kunlun Tech Co. Ltd.	Entertainment	5,400	9,377
	Kweichow Moutai Co. Ltd., A	Beverages	4,300	1,129,412
	KWG Group Holdings Ltd.	Real Estate Management & Development	67,500	8,341
b	Lakala Payment Co. Ltd., A	IT Services	2,700	5,181
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	10,800	31,212
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	54,000	17,335
a	Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	27,000	23,458
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	16,200	20,974
b	Leo Group Co. Ltd.	Media	29,700	7,290
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	5,400	16,005
	Levima Advanced Materials Corp., A	Chemicals	2,700	15,141
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	8,100	6,260
b	Li Auto Inc., ADR	Automobiles	25,704	591,449
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	111,500	853,661
	LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	3,360	6,462
	Lianhe Chemical Technology Co. Ltd.	Chemicals	2,700	6,779
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	62,100	13,937
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,700	11,400
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	8,100	20,307
	Lomon Billions Group Co. Ltd.	Chemicals	8,100	17,895
a,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	90,910	261,152
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	27,000	181,448
	Longshine Technology Group Co. Ltd., A	Software	2,700	8,120
	Luenmei Quantum Co. Ltd., A	Water Utilities	5,400	5,363
	Lufax Holding Ltd., ADR	Consumer Finance	33,723	85,656
	Luolai Lifestyle Technology Co. Ltd., A	Textiles, Apparel & Luxury Goods	2,700	3,867
	Luxi Chemical Group Co. Ltd., A	Chemicals	5,400	9,817
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	24,399	100,619
a,b	Luye Pharma Group Ltd., 144A	Pharmaceuticals	94,500	26,244

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Luzhou Laojiao Co. Ltd., A	Beverages	5,400	$174,714
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	21,600	8,150
	Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	2,700	6,344
	Mango Excellent Media Co. Ltd.	Entertainment	8,130	28,430
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	1,632	20,239
b	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	13,500	8,086
a,b	Meituan Dianping, B, 144A	Internet & Catalog Retail	201,615	4,253,232
	Metallurgical Corp. of China Ltd.	Construction & Engineering	135,000	22,013
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	59,400	24,913
b	Microport Scientific Corp.	Health Care Equipment & Supplies	24,300	41,852
	Ming Yang Smart Energy Group Ltd.	Electrical Equipment	8,100	27,416
	Ming Yuan Cloud Group Holdings Ltd.	Software	27,000	15,994
	MINISO Group Holding Ltd., ADR	Multiline Retail	3,834	21,049
	Minth Group Ltd.	Auto Components	34,000	75,277
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	4,025	29,545
	Muyuan Foods Co. Ltd.	Food Products	18,360	140,408
	NanJi E-Commerce Co. Ltd.	Media	10,800	6,741
	Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	4,921
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	21,600	8,271
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	4,845	11,309
	Nanjing Securities Co. Ltd., A	Capital Markets	13,500	14,448
	Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	5,400	6,969
	Nari Technology Development Co. Ltd., A	Electrical Equipment	22,640	78,980
b	National Silicon Industry Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	6,399	16,022
	NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	70,292
	NavInfo Co. Ltd.	Household Durables	8,100	13,112
	NetEase Inc.	Entertainment	89,100	1,345,030
	New China Life Insurance Co. Ltd., A	Insurance	8,100	30,609
	New China Life Insurance Co. Ltd., H	Insurance	45,900	87,591
b	New Hope Liuhe Co. Ltd.	Food Products	16,200	31,586
b	New Oriental Education & Technology Group Inc., Sponsored ADR	Diversified Consumer Services	6,868	164,626
	Newland Digital Technology Co. Ltd.	Software	2,700	4,586
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	77,000	47,868
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	5,400	32,684
	Ningbo Deye Technology Co. Ltd., A	Machinery	700	41,260
b	Ningbo Joyson Electronic Corp.	Auto Components	5,400	10,014
	Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	2,700	26,409
	Ningbo Ronbay New Energy Technology Co. Ltd.	Electrical Equipment	1,586	18,721
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	5,400	8,665
	Ningbo Shanshan Co. Ltd., A	Chemicals	8,100	23,689
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,700	27,950
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	32,400	16,497
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	10,800	20,179
b	NIO Inc., ADR	Automobiles	64,881	1,023,173
a	Nongfu Spring Co. Ltd., H, 144A	Beverages	86,400	501,347
	North Huajin Chemical Industries Co. Ltd.	Chemicals	5,400	5,393
	North Industries Group Red Arrow Co. Ltd., A	Machinery	2,700	8,465
	Northeast Securities Co. Ltd.	Capital Markets	8,100	7,328
	NSFOCUS Information Technology Co. Ltd.	Software	2,700	3,087
b	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	8,100	4,602
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	13,500	8,427
b	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	10,800	7,984
	Oppein Home Group Inc., A	Household Durables	900	14,342
	ORG Technology Co. Ltd.	Containers & Packaging	8,100	5,261
a	Orient Securities Co. Ltd. of China, 144A	Capital Markets	43,200	16,950
	Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	5,400	5,772

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Ourpalm Co. Ltd.	Entertainment	13,500	$5,283
	Ovctek China Inc., A	Health Care Equipment & Supplies	3,420	19,812
b	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	29,700	19,247
	People.cn Co. Ltd.	Media	5,400	7,817
	People’s Insurance Co. Group of China Ltd., A	Insurance	35,100	24,666
	Perfect World Co. Ltd.	Entertainment	5,400	9,408
	PetroChina Co. Ltd.	Oil, Gas & Consumable Fuels	83,700	60,229
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,026,000	420,861
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,500	11,372
a,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	9,400	45,683
	PICC Property and Casualty Co. Ltd., H	Insurance	324,000	335,974
b	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	18,225	1,140,520
	Ping An Bank Co. Ltd., A	Banks	67,500	112,103
a,b,c	Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	18,900	35,634
	Ping An Insurance Group Co. of China Ltd., A	Insurance	37,800	220,464
	Ping An Insurance Group Co. of China Ltd., H	Insurance	297,000	1,483,127
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	8,100	15,497
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	40,500	102,256
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	6,400	33,957
a	Pop Mart International Group Ltd., 144A	Specialty Retail	32,400	59,600
	Porton Pharma Solutions Ltd., A	Pharmaceuticals	2,700	17,649
a	Postal Savings Bank of China Co. Ltd., 144A	Banks	459,000	270,726
	Postal Savings Bank of China Co. Ltd.	Banks	75,600	47,295
	Power Construction Corp. of China Ltd.	Construction & Engineering	37,800	36,956
	Pylon Technologies Co. Ltd., A	Electrical Equipment	459	25,753
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,700	5,510
b	Qinghai Salt Lake Industry Co. Ltd., A	Chemicals	18,900	63,308
	Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,348	7,189
a	Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	33,600	9,203
a,b	Remegen Co. Ltd., H, 144A	Biotechnology	7,500	36,354
b	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	13,500	4,450
b	RLX Technology Inc., ADR	Tobacco	36,450	38,272
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	10,800	20,951
	SAIC Motor Corp Ltd.	Automobiles	32,400	64,990
	Sailun Group Co. Ltd., A	Auto Components	10,800	15,331
	Sangfor Technologies Inc.	Software	300	4,208
	Sansteel Minguang Co. Ltd.	Metals & Mining	8,100	5,556
	Sany Heavy Industry Co. Ltd., A	Machinery	29,700	57,824
	SDIC Power Holdings Co. Ltd., A	Independent Power Producers & Energy Traders	27,000	40,675
	Sealand Securities Co. Ltd.	Capital Markets	22,640	10,257
b	Seazen Group Ltd.	Real Estate Management & Development	108,000	25,315
b	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	8,100	19,860
	SF Holding Co. Ltd.	Air Freight & Logistics	16,200	107,301
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	1,275	25,197
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	32,400	103,483
	Shaanxi International Trust Co. Ltd.	Capital Markets	13,500	5,473
b	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	5,400	3,545
b	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	32,400	9,617
b	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	27,000	7,464
	Shandong Denghai Seeds Co. Ltd.	Food Products	2,700	7,230
a	Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	34,250	54,452
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	11,484	27,594
	Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	2,700	8,749
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	10,800	8,226

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	8,180	$33,470
	Shandong Humon Smelting Co. Ltd.	Metals & Mining	2,700	3,443
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,700	6,893
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	40,500	17,100
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,700	10,972
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	8,100	13,009
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	112,900	151,878
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	5,400	4,022
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	10,800	7,236
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	3,740	14,133
	Shanghai Baosight Software Co. Ltd., A	Software	3,080	15,894
	Shanghai Baosight Software Co. Ltd., B	Software	22,990	66,901
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	24,300	8,624
b	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	32,400	17,588
b	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	108,000	21,463
b	Shanghai Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	10,800	13,619
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	5,400	6,741
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	5,400	22,390
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	27,000	65,489
	Shanghai Friendess Electronic Technology Corp. Ltd., A	Electronic Equipment, Instruments & Components	420	11,164
	Shanghai Fudan Microelectronics Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	999	10,546
	Shanghai Fudan Microelectronics Group Co. Ltd., H	Semiconductors & Semiconductor Equipment	14,000	64,026
	Shanghai Huayi Group Co. Ltd., B	Chemicals	16,200	9,542
b	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	7,100	57,544
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	37,800	29,480
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	8,100	15,042
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	2,700	21,834
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	2,700	4,030
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	16,200	14,418
b	Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	866	6,133
a,b	Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	10,800	34,327
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	6,200	10,279
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	5,400	7,294
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	56,700	44,396
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,700	17,077
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	10,800	10,994
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	8,100	18,758
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	43,200	59,655
	Shanghai Pudong Development Bank Co. Ltd., A .	Banks	97,215	95,999
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	5,520	43,205
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	24,300	18,168
	Shanghai Rural Commercial Bank Co. Ltd., A	Banks	10,800	8,044
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	29,700	7,276

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	10,800	$3,575
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	13,500	9,336
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	10,800	9,256
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A .	Specialty Retail	16,200	15,157
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	5,400	7,870
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	59,400	14,375
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	10,800	25,572
	Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	16,200	21,837
	Shanxi Securities Co. Ltd.	Capital Markets	13,700	9,724
	Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	21,600	13,543
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A .	Beverages	4,220	179,291
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	13,500	28,367
	Shanying International Holding Co. Ltd., A	Paper & Forest Products	16,200	5,408
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	5,400	11,468
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	8,100	14,884
	Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	600	6,361
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	72,900	39,471
a,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	86,400	14,088
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	2,700	5,565
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	5,400	3,931
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	10,800	10,180
	Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,080	12,219
	Shenzhen Dynanonic Co. Ltd., A	Chemicals	540	21,345
	Shenzhen Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	16,200	12,748
b	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	5,400	8,120
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	24,000	17,549
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	8,800	8,394
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,700	5,696
	Shenzhen Huaqiang Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	4,518
b	Shenzhen Infogem Technologies Co. Ltd., A	Software	2,700	3,280
	Shenzhen Inovance Technology Co. Ltd.	Machinery	9,050	73,005
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	67,500	51,593
	Shenzhen Investment Ltd.	Real Estate Management & Development	108,000	16,372
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	5,400	6,423
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,400	7,953
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	4,260	18,112
	Shenzhen Kedali Industry Co. Ltd., A	Auto Components	800	10,794
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,700	3,727
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	4,300	180,344
b	Shenzhen MTC Co. Ltd.	Household Durables	18,900	8,643
b	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	10,800	4,893
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	29,700	20,038
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,700	9,252
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	1,100	17,778
	Shenzhen Senior Technology Material Co. Ltd., A .	Chemicals	5,400	15,164
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,700	5,359
	Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	2,912	23,756
	Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	8,100	5,795
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	2,700	11,400
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	13,500	7,802
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	37,800	295,422

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	5,400	$4,136
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	6,080	18,515
a,b	Shimao Services Holdings Ltd., Z, 144A	Real Estate Management & Development	27,000	5,744
	Shui On Land Ltd.	Real Estate Management & Development	162,000	16,510
b	Siasun Robot & Automation Co. Ltd.	Machinery	5,400	6,613
	Sichuan Chuantou Energy Co Ltd., A	Independent Power Producers & Energy Traders	16,200	27,336
	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	32,400	14,634
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	16,694
b	Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	5,400	14,263
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	16,200	23,224
	Sichuan Swellfun Co. Ltd., A	Beverages	1,600	14,076
	Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	2,700	9,627
	Sieyuan Electric Co. Ltd.	Electrical Equipment	2,700	14,475
	Sinolink Securities Co. Ltd., A	Capital Markets	10,800	11,574
	Sinoma International Engineering Co.	Construction & Engineering	8,100	9,328
	Sinoma Science & Technology Co. Ltd.	Chemicals	5,400	15,088
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	108,000	11,282
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	67,500	27,086
b	Sinopec Oilfield Service Corp.	Energy Equipment & Services	162,000	9,390
b	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	24,300	6,272
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	21,600	9,029
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	162,000	21,256
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	64,800	129,932
	Sinotrans Ltd., A	Air Freight & Logistics	13,500	6,722
	Sinotrans Ltd., H	Air Freight & Logistics	108,000	27,241
	Sinotruk Hong Kong Ltd.	Machinery	27,000	22,598
b	Skshu Paint Co. Ltd., A	Chemicals	980	12,040
	Skyworth Digital Co. Ltd., A	Communications Equipment	2,700	6,052
a	Smoore International Holdings Ltd., 144A	Tobacco	87,230	104,344
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	8,760	14,745
	SooChow Securities Co. Ltd., A	Capital Markets	19,104	16,507
	Southwest Securities Co. Ltd., A	Capital Markets	24,300	12,509
	StarPower Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	500	22,724
b	STO Express Co. Ltd.	Air Freight & Logistics	5,400	9,658
	Sun Art Retail Group Ltd.	Food & Staples Retailing	94,500	20,224
	Sunac China Holdings Ltd.	Real Estate Management & Development	160,000	21,689
a	Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	28,898	7,252
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	5,400	83,790
	Suning Universal Co. Ltd.	Real Estate Management & Development	13,500	5,832
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	32,400	310,177
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	5,400	17,634
	Suofeiya Home Collection Co. Ltd.	Household Durables	2,700	6,359
	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,700	4,704
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	5,400	17,535
b	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	8,100	5,136
	Suzhou Maxwell Technologies Co. Ltd.	Electrical Equipment	540	36,658
	Suzhou TA&A Ultra Clean Technology Co. Ltd., A .	Chemicals	2,700	25,098
	Taiji Computer Corp. Ltd.	IT Services	2,700	6,385
b	TAL Education Group, ADR	Diversified Consumer Services	21,546	106,437
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	10,800	12,665
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	18,900	6,840
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	8,300	7,137
	TBEA Co. Ltd., A	Electrical Equipment	13,500	41,035
	TCL Corp.	Household Durables	51,300	26,121

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Tencent Holdings Ltd.	Interactive Media & Services	294,626	$9,998,645
b	Tencent Music Entertainment Group, ADR	Entertainment	29,484	119,705
	The People’s Insurance Co. Group of China Ltd., H	Insurance	405,000	117,632
	Thunder Software Technology Co. Ltd.	Software	1,200	17,772
	Tian Di Science & Technology Co. Ltd., A	Machinery	13,500	9,033
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	10,800	7,968
	Tianjin Guangyu Development Co. Ltd., A	Real Estate Management & Development	5,400	9,408
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	10,800	67,807
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	8,100	9,669
b	Tianqi Lithium Corp., A	Chemicals	5,400	76,048
	Tianshan Aluminum Group Co. Ltd., A	Machinery	8,100	8,135
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	10,800	12,271
b	Tibet Summit Resources Co. Ltd., A	Metals & Mining	2,700	8,446
	Tingyi Cayman Islands Holding Corp.	Food Products	92,000	158,687
	Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	5,400	9,582
b,c	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Catalog Retail	57,600	113,000
b	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,400	11,422
	Tongkun Group Co. Ltd., A	Chemicals	8,100	15,338
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	37,800	13,839
	Tongwei Co. Ltd., A	Food Products	16,200	106,710
b	Topchoice Medical Investment Corp., A	Health Care Providers & Services	1,200	21,545
a	Topsports International Holdings Ltd., 144A	Specialty Retail	81,000	57,062
	Towngas China Co. Ltd.	Gas Utilities	54,000	20,706
	TravelSky Technology Ltd., H	IT Services	54,000	82,686
	Trina Solar Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,479	67,256
b	Trip.com Group Ltd., ADR	Internet & Catalog Retail	26,109	713,037
	Tsingtao Brewery Co. Ltd., A	Beverages	2,700	40,221
	Tsingtao Brewery Co. Ltd., H	Beverages	29,492	279,708
b	Tuya Inc., ADR	Software	6,021	5,598
	Unigroup Guoxin Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	2,799	56,536
	Uni-President China Holdings Ltd.	Food Products	54,000	45,333
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	5,400	12,013
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	2,700	5,711
	Valiant Co. Ltd., A	Chemicals	2,700	5,522
b	Vipshop Holdings Ltd., ADR	Internet & Catalog Retail	19,980	168,032
	Visual China Group Co. Ltd., A	Internet & Catalog Retail	2,700	3,749
	Walvax Biotechnology Co. Ltd.	Biotechnology	5,400	28,102
b	Wanda Film Holding Co. Ltd., A	Entertainment	8,100	11,850
	Wangsu Science & Technology Co. Ltd.	IT Services	8,100	5,158
	Wanhua Chemical Group Co. Ltd., A	Chemicals	10,800	139,523
	Wanxiang Qianchao Co. Ltd.	Auto Components	13,500	9,317
b	Weibo Corp., ADR	Interactive Media & Services	3,564	60,944
	Weichai Power Co. Ltd., A	Machinery	24,300	32,790
	Weichai Power Co. Ltd., H	Machinery	81,000	76,874
	Weifu High-Technology Co. Ltd., B	Auto Components	8,100	13,879
	Weifu High-Technology Group Co. Ltd., A	Auto Components	2,700	6,533
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	2,700	31,400
b	Wens Foodstuffs Group Co. Ltd.	Food Products	5,400	15,535
	Western Mining Co. Ltd., A	Metals & Mining	8,100	10,612
	Western Securities Co. Ltd.	Capital Markets	16,200	13,248
	Western Superconducting Technologies Co. Ltd., A	Metals & Mining	1,488	22,310
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	2,700	10,415
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	2,700	30,347
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	5,400	36,108
	Winning Health Technology Group Co. Ltd.	Health Care Technology	9,000	8,887

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	5,400	$8,786
	Wuchan Zhongda Group Co. Ltd., A	Distributors	21,600	12,483
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	10,873	17,722
	Wuhu Sanqi Interactive Entertainment
	NetworkTechnology Group Co. Ltd.	Entertainment	5,400	13,195
	Wuliangye Yibin Co. Ltd., A	Beverages	13,400	318,086
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	5,440	7,600
a	WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	16,820	135,954
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	8,960	90,101
a,b	WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	176,284	1,064,455
	Wuxi Shangji Automation Co. Ltd., A	Machinery	1,260	23,842
b	XCMG Construction Machinery Co. Ltd.	Machinery	27,000	16,967
	Xiamen C & D Inc., A	Trading Companies & Distributors	10,800	20,981
	Xiamen Faratronic Co. Ltd., A	Electronic Equipment, Instruments & Components	800	18,030
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	8,100	7,249
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	5,400	17,141
	Xiangcai Co. Ltd., A	Real Estate Management & Development	5,400	4,795
a,b	Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	718,200	819,765
	Xinfengming Group Co. Ltd., A	Chemicals	2,700	3,409
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	27,000	17,163
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	13,500	21,474
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	32,400	37,601
	Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	8,100	10,101
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	10,800	10,104
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	13,500	6,779
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	216,000	228,660
b	XPeng Inc., ADR	Automobiles	26,325	314,584
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	54,000	57,440
	Xuji Electric Co. Ltd., A	Electrical Equipment	2,700	6,306
a,c	Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	54,000	86,676
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	8,100	20,758
	Yangling Metron New Material Inc., A	Semiconductors & Semiconductor Equipment	2,700	21,466
b	Yango Group Co. Ltd.	Real Estate Management & Development	18,900	5,170
a,c	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	13,500	30,681
	Yangzhou Yangjie Electronic Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	2,700	18,705
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	126,900	91,091
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	10,800	15,849
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	3,460	6,935
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,700	12,358
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	5,400	38,001
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	92,000	334,603
b	Yatsen Holding Ltd., ADR	Personal Products	14,823	16,157
	Yealink Network Technology Corp. Ltd.	Communications Equipment	2,700	23,860
b	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	7,923
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,690	11,796
	Yihai International Holding Ltd.	Food Products	27,000	57,096
	Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	8,100	49,072
	Yintai Gold Co. Ltd.	Metals & Mining	11,000	19,842
	YongXing Special Materials Technology Co. Ltd.	Metals & Mining	1,100	19,164
	Yonyou Network Technology Co. Ltd., A	Software	11,790	29,106
	Youngor Group Co. Ltd., A	Real Estate Management & Development	18,900	16,755
b	Youngy Co. Ltd., A	Metals & Mining	1,000	15,789
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	10,800	31,434
b	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	5,400	10,460
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	62,800	75,841

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yum China Holdings Inc.	Hotels, Restaurants & Leisure	20,600	$985,663
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	5,700	12,513
	Yunnan Aluminium Co. Ltd.	Metals & Mining	12,390	16,006
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	5,780	42,443
	Yunnan Botanee Bio-Technology Group Co. Ltd., A	Personal Products	700	16,891
	Yunnan Copper Co. Ltd.	Metals & Mining	5,400	7,446
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,700	65,944
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,700	9,158
	Yunnan Tin Co. Ltd.	Metals & Mining	5,400	9,332
b	Yunnan Yuntianhua Co. Ltd., A	Chemicals	5,400	17,974
b	Zai Lab Ltd., ADR	Biotechnology	4,536	155,131
	Zangge Mining Co. Ltd., A	Chemicals	5,400	21,587
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,100	78,590
b	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	54,000	36,872
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	21,600	11,847
b	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	24,300	12,714
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	18,900	11,824
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	2,700	10,142
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	5,400	8,082
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	10,800	19,467
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,700	13,744
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	72,692	49,542
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	5,400	8,779
	Zhejiang HangKe Technology Inc. Co.	Electrical Equipment	1,196	8,386
	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,400	5,143
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	8,100	5,556
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,600	15,074
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	4,260	38,446
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,400	51,219
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,700	14,839
	Zhejiang Juhua Co. Ltd., A	Chemicals	10,800	21,042
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,700	5,132
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	11,056	34,413
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,700	9,317
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	6,890	20,556
	Zhejiang Supcon Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,728	18,935
	Zhejiang Supor Co. Ltd.	Household Durables	1,400	9,059
b	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	10,800	8,044
b	Zhejiang Wanliyang Co. Ltd.	Machinery	5,400	6,007
	Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	780	2,559
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	5,400	15,604
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,700	18,455
	Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	2,700	8,696
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	5,400	9,839
	Zheshang Securities Co. Ltd., A	Capital Markets	5,400	7,181
b	Zhihu Inc., ADR	Interactive Media & Services	7,884	8,357
a,b,c	ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	35,100	78,697
	Zhongji Innolight Co. Ltd.	Machinery	2,700	9,877
	Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	5,400	4,931
	Zhongsheng Group Holdings Ltd.	Specialty Retail	33,500	133,788

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhongtai Securities Co. Ltd., A	Capital Markets	8,100	$7,499
	Zhuzhau CRRC Times Electric Co. Ltd., A	Electrical Equipment	2,002	15,220
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	24,300	102,154
	Zhuzhou Kibing Group Co. Ltd., A	Building Products	8,100	10,964
	Zijin Mining Group Co. Ltd., A	Metals & Mining	72,900	80,169
	Zijin Mining Group Co. Ltd., H	Metals & Mining	286,000	278,717
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	27,000	20,981
	Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	75,600	26,292
	ZTE Corp.	Communications Equipment	13,500	40,524
	ZTE Corp., H	Communications Equipment	37,800	67,800
	ZTO Express Cayman Inc.	Air Freight & Logistics	21,498	515,685

				87,179,005

	Hong Kong 4.5%
b	Alibaba Health Information Technology Ltd., A	Health Care Technology	236,000	108,231
b	Alibaba Pictures Group Ltd., A	Media	540,000	27,860
	Beijing Enterprises Water Group Ltd., A	Water Utilities	162,000	37,353
	Bosideng International Holdings Ltd., A	Household Durables	135,000	66,899
	China Everbright Environment Group Ltd., B	Commercial Services & Supplies	162,000	67,277
	China Everbright Ltd., A	Capital Markets	42,000	24,291
	China Gas Holdings Ltd., A	Gas Utilities	145,800	174,776
	China Jinmao Holdings Group Ltd., A	Real Estate Management & Development	324,000	66,039
	China Mengniu Dairy Co. Ltd., B	Food Products	152,000	603,167
	China Overseas Land & Investment Ltd., A	Real Estate Management & Development	189,000	492,369
	China Power International Development Ltd., H	Independent Power Producers & Energy Traders	270,000	107,657
	China Resources Beer Holdings Co. Ltd., A	Beverages	75,884	528,295
	China Resources Gas Group Ltd., A	Gas Utilities	43,600	138,578
	China Resources Land Ltd., H	Real Estate Management & Development	138,500	545,185
	China State Construction International Holdings Ltd., A	Construction & Engineering	78,000	78,995
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	108,000	37,697
	COSCO SHIPPING Ports Ltd., B	Transportation Infrastructure	108,000	68,103
	Geely Automobile Holdings Ltd.	Automobiles	273,000	376,293
	Guangdong Investment Ltd.	Water Utilities	147,900	118,510
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	52,100	46,924
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	162,000	117,013
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	27,000	29,236
	Shimao Group Holdings Ltd.	Real Estate Management & Development	78,000	18,405
	Shougang Fushan Resources Group Ltd.	Metals & Mining	54,000	15,753
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	459,000	215,762
	Vinda International Holdings Ltd.	Household Products	13,000	30,604

				4,141,272

	Singapore 0.1%
b	Yangzijiang Financial Holding Ltd.	Capital Markets	126,900	33,165
	Yanlord Land Group Ltd.	Real Estate Management & Development	24,300	16,173

				49,338

	Total Investments (Cost $138,328,688) 99.9%			91,369,615
	Other Assets, less Liabilities 0.1%			114,757

	Net Assets 100.0%			$91,484,372

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $11,214,865, representing 12.3% of net assets.

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

bNon-income producing.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $1,285,054, representing 1.4% of net assets.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Future	Long	4	$85,300	12/16/22	$(10,265)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.18	$27.28		$19.03		$23.24	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.61	0.85		0.60		0.76	0.86	0.24

Net realized and unrealized gains (losses)	(6.97)	0.11		8.14		(4.21)	(1.79)	(0.30)

Total from investment operations	(6.36)	0.96		8.74		(3.45)	(0.93)	(0.06)

Less distributions from net investment income	(0.51)	(1.06)		(0.49)		(0.76)	(0.81)	(0.01)

Net asset value, end of period	$20.31	$27.18		$27.28		$19.03	$23.24	$24.98

Total return[d]	(23.57)%	3.30%		46.23%		(15.44)%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%		0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	4.96%	2.96%		2.53%		3.23%	3.61%	2.35%

Supplemental data

Net assets, end of period (000’s)	$36,555	$184,857		$229,126		$91,356	$74,359	$104,911

Portfolio turnover rate[f]	2.66% [g]	5.47%	[g]	5.00%	[g]	4.47% [g]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.63%	5.47%	4.92%	4.47%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Europe ETF

		Industry		Shares	Value
	Common Stocks 98.2%
	Australia 1.6%
	Glencore PLC	Metals & Mining		59,328	$316,668
	Rio Tinto PLC	Metals & Mining		4,896	267,586

					584,254

	Austria 0.3%
	Andritz AG	Machinery		315	13,467
	Erste Group Bank AG	Banks		1,458	32,337
	OMV AG	Oil, Gas & Consumable Fuels		639	23,393
	Raiffeisen Bank International AG	Banks		585	6,998
	Telekom Austria AG	Diversified Telecommunication Services		648	3,752
	Verbund AG	Electric Utilities		297	25,444
	Voestalpine AG	Metals & Mining		513	8,800

					114,191

	Belgium 1.3%
	Ackermans & van Haaren NV	Diversified Financial Services		99	12,618
	Ageas SA/NV	Insurance		846	31,030
	Anheuser-Busch InBev SA/NV	Beverages		3,888	178,046
	Colruyt SA	Food & Staples Retailing		234	5,158
	D’ieteren Group	Distributors		108	15,373
	Elia Group SA/NV	Electric Utilities		180	21,231
	Groupe Bruxelles Lambert SA	Diversified Financial Services		441	31,054
	KBC Groep NV	Banks		1,215	57,919
	Proximus SADP	Diversified Telecommunication Services		639	6,632
	Sofina SA	Diversified Financial Services		72	12,520
	Solvay SA	Chemicals		315	24,576
	UCB SA	Pharmaceuticals		549	38,250
	Umicore SA	Chemicals		936	27,628
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	630	15,503

					477,538

	Bermuda 0.1%
	Hiscox Ltd.	Insurance		1,512	14,894

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		1,557	19,388

	Denmark 4.0%
	AP Moller-Maersk A/S, A	Marine		13	23,089
	AP Moller-Maersk A/S, B	Marine		24	43,842
	Carlsberg AS, B	Beverages		423	49,813
	Chr. Hansen Holding AS	Chemicals		468	23,111
	Coloplast AS, B	Health Care Equipment & Supplies		603	61,636
	Danske Bank AS	Banks		2,979	37,224
	DSV A/S	Air Freight & Logistics		855	100,934
a	Genmab A/S	Biotechnology		297	96,301
	GN Store Nord AS	Health Care Equipment & Supplies		585	10,336
	H Lundbeck A/S	Pharmaceuticals		1,116	3,575
a	H Lundbeck A/S, A	Pharmaceuticals		279	832
	Novo Nordisk AS, B	Pharmaceuticals		7,083	710,549
	Novozymes AS	Chemicals		891	44,985
b	Orsted AS, 144A	Electric Utilities		855	68,435
	Pandora AS	Textiles, Apparel & Luxury Goods		414	19,588
	Rockwool International AS, B	Building Products		27	4,280
	Royal Unibrew A/S	Beverages		225	14,671
	SimCorp A/S	Software		180	10,195
	Tryg AS	Insurance		1,602	33,117
	Vestas Wind Systems A/S	Electrical Equipment		4,527	84,469

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Denmark (continued)
a	William Demant Holding AS	Health Care Equipment & Supplies		432	$10,755

					1,451,737

	Finland 2.1%
	Elisa OYJ	Diversified Telecommunication Services		648	29,424
c	Fortum OYJ, Reg S	Electric Utilities		1,881	25,374
	Huhtamaki OYJ	Containers & Packaging		423	13,534
	Kesko OYJ	Food & Staples Retailing		1,224	22,957
	Kojamo Oyj	Real Estate Management & Development		891	11,452
	Kone OYJ, B	Machinery		1,764	68,450
	Metso Outotec Oyj	Machinery		2,763	18,558
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		1,863	81,764
	Nokia OYJ	Communications Equipment		25,371	109,870
	Nordea Bank Abp	Banks		16,263	140,202
	Orion OYJ	Pharmaceuticals		495	20,891
	Sampo OYJ, A	Insurance		2,205	94,527
	Stora Enso OYJ, R	Paper & Forest Products		2,646	33,931
	UPM-Kymmene OYJ	Paper & Forest Products		2,403	76,696
	Valmet Oyj	Machinery		765	15,611
	Wartsila OYJ ABP	Machinery		2,250	14,508

					777,749

	France 16.2%
a	Accor SA	Hotels, Restaurants & Leisure		837	17,720
a	Aeroports de Paris SA	Transportation Infrastructure		126	14,689
	Air Liquide SA	Chemicals		2,313	266,383
	Airbus SE	Aerospace & Defense		2,529	220,228
b	ALD SA, 144A	Road & Rail		360	3,336
	Alstom SA	Machinery		1,341	21,998
b	Amundi SA, 144A	Capital Markets		261	10,984
	Arkema SA	Chemicals		297	21,845
	AXA SA	Insurance		8,370	184,288
	Biomerieux	Health Care Equipment & Supplies		198	15,789
	BNP Paribas SA	Banks		4,833	206,454
	Bollore	Entertainment		4,545	21,025
	Bouygues SA	Construction & Engineering		963	25,330
	Bureau Veritas SA	Professional Services		1,287	28,973
	Capgemini SE	IT Services		720	116,735
	Carrefour SA	Food & Staples Retailing		2,736	38,101
	Cie Generale des Etablissements Michelin SCA	Auto Components		3,231	73,291
	Compagnie de Saint-Gobain	Building Products		2,106	76,439
	Covivio	Equity Real Estate Investment Trusts (REITs	)	225	10,915
	Credit Agricole SA	Banks		5,373	44,025
	Danone SA	Food Products		2,745	130,611
	Dassault Aviation SA	Aerospace & Defense		99	11,347
	Dassault Systemes SE	Software		3,078	107,754
	Edenred	IT Services		1,125	52,196
	EDF SA	Electric Utilities		2,772	32,288
	Eiffage SA	Construction & Engineering		333	26,920
	Engie SA	Multi-Utilities		7,524	87,286
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		1,359	186,854
	Eurazeo SE	Diversified Financial Services		207	10,920
a	Euroapi SA	Pharmaceuticals		218	3,639
a	Faurecia SE	Auto Components		707	7,778
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	234	18,442
	Getlink SE	Transportation Infrastructure		2,070	32,253
	Hermes International	Textiles, Apparel & Luxury Goods		139	165,721
	ICADE	Equity Real Estate Investment Trusts (REITs	)	144	5,389

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	France (continued)
	Ipsen SA	Pharmaceuticals		153	$14,224
a	JCDecaux SA	Media		342	4,044
	Kering SA	Textiles, Apparel & Luxury Goods		333	149,590
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	846	14,835
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		396	11,821
	Legrand SA	Electrical Equipment		1,224	79,931
	L’Oreal SA	Personal Products		1,116	361,059
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,125	672,726
b	Neoen SA, 144A	Independent Power Producers & Energy Traders		198	6,661
	Orange SA	Diversified Telecommunication Services		8,604	77,951
	Pernod Ricard SA	Beverages		936	173,166
	Publicis Groupe	Media		1,017	48,719
	Remy Cointreau SA	Beverages		108	18,082
a	Renault SA	Automobiles		837	22,935
	Rexel SA	Trading Companies & Distributors		1,080	16,378
	Safran SA	Aerospace & Defense		1,575	145,053
	Sanofi	Pharmaceuticals		4,932	378,800
	Sartorius Stedim Biotech	Life Sciences Tools & Services		108	33,550
	Schneider Electric SE	Electrical Equipment		2,412	276,319
	SCOR SE	Insurance		720	10,485
	SEB SA	Household Durables		135	8,557
	Societe Generale SA	Banks		3,510	70,198
	Sodexo SA	Hotels, Restaurants & Leisure		396	29,934
a	SOITEC	Semiconductors & Semiconductor Equipment		126	14,646
	Somfy SA	Electrical Equipment		36	3,354
	Teleperformance	Professional Services		261	66,709
	Thales SA	Aerospace & Defense		459	50,812
	TotalEnergies SE	Oil, Gas & Consumable Fuels		10,710	506,504
a	Ubisoft Entertainment SA	Entertainment		405	11,236
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	364	15,292
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	104	4,369
	Valeo	Auto Components		1,098	16,813
	Veolia Environnement SA	Multi-Utilities		2,781	53,698
	Vinci SA	Construction & Engineering		2,241	182,591
	Vivendi SA	Media		3,168	24,741
	Wendel SE	Diversified Financial Services		126	9,116
a,b,c	Worldline SA, 144A, Reg S	IT Services		1,107	44,116

					5,926,961

	Germany 11.1%
	1&1 Drillisch AG	Wireless Telecommunication Services		198	2,632
	Adidas AG	Textiles, Apparel & Luxury Goods		756	88,044
	Allianz SE	Insurance		1,845	292,446
	Aroundtown SA	Real Estate Management & Development		5,247	11,602
	BASF SE	Chemicals		4,122	159,909
	Bayer AG	Pharmaceuticals		4,464	207,353
	Bayerische Motoren Werke AG	Automobiles		1,458	99,969
	Bechtle AG	IT Services		387	14,077
	Beiersdorf AG	Personal Products		450	44,503
	Brenntag AG	Trading Companies & Distributors		702	42,900
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		180	18,947
a	Commerzbank AG	Banks		4,734	34,050
	Continental AG	Auto Components		477	21,472
b	Covestro AG, 144A	Chemicals		819	23,701
a	CTS Eventim AG & Co. KGaA	Entertainment		261	10,872
	Daimler AG	Automobiles		3,798	194,779
a	Daimler Truck Holding AG	Machinery		1,908	43,645
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail		882	32,782

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Bank AG	Capital Markets	9,126	$68,357
	Deutsche Boerse AG	Capital Markets	846	139,443
a	Deutsche Lufthansa AG	Airlines	2,700	15,653
	Deutsche Post AG	Air Freight & Logistics	4,383	133,602
	Deutsche Telekom AG	Diversified Telecommunication Services	15,336	262,798
	Deutsche Wohnen AG	Real Estate Management & Development	198	3,783
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	162	3,898
	E.ON SE	Multi-Utilities	10,044	77,694
	Evonik Industries AG	Chemicals	882	14,905
a	Evotec SE	Life Sciences Tools & Services	711	12,506
	Fielmann AG	Specialty Retail	108	3,487
a	Fraport AG Frankfurt Airport Services Worldwide .	Transportation Infrastructure	162	5,902
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	954	27,131
	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,809	38,900
	Fuchs Petrolub SE	Chemicals	153	3,380
	GEA Group AG	Machinery	747	24,398
	Hannover Rueck SE	Insurance	270	40,787
	HeidelbergCement AG	Construction Materials	639	25,572
	Hella GmbH & Co. KGaA	Auto Components	99	6,605
a	HelloFresh SE	Internet & Direct Marketing Retail	738	15,725
	Henkel AG & Co. KGaA	Household Products	459	26,215
	Hochtief AG	Construction & Engineering	90	4,308
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	5,886	130,951
	KION Group AG	Machinery	369	7,163
	Knorr-Bremse AG	Machinery	297	12,913
	Lanxess AG	Chemicals	378	11,135
	LEG Immobilien AG	Real Estate Management & Development	324	19,476
	Merck KGaA	Pharmaceuticals	585	95,592
a	METRO AG	Food & Staples Retailing	603	4,230
	MTU Aero Engines AG	Aerospace & Defense	252	38,080
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	639	154,934
	Nemetschek AG	Software	243	11,719
	Puma SE	Textiles, Apparel & Luxury Goods	450	21,147
	Rational AG	Machinery	18	8,826
	Rheinmetall AG	Industrial Conglomerates	198	30,686
	RWE AG	Multi-Utilities	2,853	105,621
	SAP SE	Software	5,022	413,854
	Sartorius AG	Health Care Equipment & Supplies	9	2,724
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	342	17,328
	Siemens AG	Industrial Conglomerates	3,420	339,061
a	Siemens Energy AG	Electrical Equipment	1,935	21,582
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	1,233	53,486
	Sixt SE	Road & Rail	63	5,064
	Symrise AG	Chemicals	585	57,567
a	Talanx AG	Insurance	234	8,344
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,113	8,353
a	thyssenkrupp AG	Metals & Mining	2,250	9,668
	Traton SE	Machinery	225	2,698
a	TUI AG	Hotels, Restaurants & Leisure	5,427	6,552
	Uniper SE	Independent Power Producers & Energy Traders	396	1,515
	United Internet AG	Diversified Telecommunication Services	495	9,340
	Vantage Towers AG	Diversified Telecommunication Services	432	11,232
	Varta AG	Electrical Equipment	63	1,811
	Volkswagen AG	Automobiles	126	20,818
	Vonovia SE	Real Estate Management & Development	3,645	79,308
	Wacker Chemie AG	Chemicals	72	7,487

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	990	$19,620

				4,048,617

	Ireland 1.4%
	AIB Group PLC	Banks	4,869	11,858
	Bank of Ireland Group PLC	Banks	4,104	26,479
	CRH PLC	Construction Materials	3,447	111,973
	DCC PLC	Industrial Conglomerates	450	23,555
	Experian PLC	Professional Services	4,140	122,978
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	792	87,863
	Glanbia PLC	Food Products	873	10,075
	Kerry Group	Food Products	693	61,915
	Kingspan Group PLC	Building Products	666	30,234
	Smurfit Kappa Group PLC	Containers & Packaging	1,179	33,982

				520,912

	Isle Of Man 0.1%
	GVC Holdings PLC	Hotels, Restaurants & Leisure	2,637	31,968

	Italy 3.2%
	A2A SpA	Multi-Utilities	7,029	6,885
	Amplifon SpA	Health Care Providers & Services	603	15,891
	Assicurazioni Generali SpA	Insurance	6,255	85,910
	Atlantia SpA	Transportation Infrastructure	2,430	53,824
	Banca Mediolanum SpA	Diversified Financial Services	1,044	6,617
	Buzzi Unicem SpA	Construction Materials	387	5,529
	Davide Campari-Milano NV	Beverages	2,250	20,085
	De’ Longhi SpA	Household Durables	288	4,252
	DiaSorin SpA	Health Care Equipment & Supplies	99	11,134
	Enel SpA	Electric Utilities	35,127	145,357
	Eni SpA	Oil, Gas & Consumable Fuels	11,115	118,797
	Ferrari NV	Automobiles	549	103,101
	FinecoBank Banca Fineco SpA	Banks	2,763	34,471
	Hera SpA	Multi-Utilities	3,753	8,037
b,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	1,494	13,128
	Interpump Group SpA	Machinery	360	11,786
	Intesa Sanpaolo SpA	Banks	74,988	125,091
	Italgas Reti SpA	Gas Utilities	2,277	10,654
	Leonardo SpA	Aerospace & Defense	1,827	13,016
	Mediobanca Banca di Credito Finanziario SpA	Banks	2,952	23,309
	Moncler SpA	Textiles, Apparel & Luxury Goods	918	38,122
a,b	Nexi SpA, 144A	IT Services	3,357	27,434
b	Pirelli & C SpA, 144A	Auto Components	2,115	6,962
b,c	Poste Italiane SpA, 144A, Reg S	Insurance	2,079	15,866
	Prysmian SpA	Electrical Equipment	1,170	33,950
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	432	15,951
	Reply SpA	IT Services	99	10,436
	Snam SpA	Gas Utilities	9,981	40,539
a	Telecom Italia SpA	Diversified Telecommunication Services	48,339	9,012
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	27,675	5,016
	Tenaris SA	Energy Equipment & Services	2,124	27,601
	Terna – Rete Elettrica Nazionale	Electric Utilities	6,408	39,235
	UniCredit SpA	Banks	8,883	91,008
	UnipolSai Assicurazioni SpA	Insurance	2,160	4,507

				1,182,513

	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	2,313	46,826
	Eurofins Scientific SE	Life Sciences Tools & Services	549	32,872

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Luxembourg (continued)
a	RTL Group SA	Media	171	$5,451
a	SUSE SA	Software	162	2,409

				87,558

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	855	7,342

	Netherlands 9.0%
	Aalberts NV	Machinery	432	14,292
b	ABN AMRO Bank NV, 144A	Banks	1,881	17,005
a,b	Adyen NV, 144A	IT Services	135	172,167
	Aegon NV	Insurance	7,983	32,080
	Akzo Nobel NV	Chemicals	801	45,764
a	Argenx SE	Biotechnology	198	71,478
a	Argenx SE	Biotechnology	54	19,494
	ASM International NV	Semiconductors & Semiconductor Equipment	207	47,402
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,827	776,066
	ASR Nederland NV	Insurance	576	22,328
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	333	14,546
b	CTP NV, 144A	Real Estate Management & Development	225	2,328
b,c	Euronext NV, 144A, Reg S	Capital Markets	369	23,533
a	EXOR NV	Diversified Financial Services	50	3,207
a	EXOR NV	Diversified Financial Services	400	25,659
	Heineken Holding NV	Beverages	477	32,944
	Heineken NV	Beverages	1,071	94,282
	IMCD Group NV	Trading Companies & Distributors	270	32,428
	ING Groep NV	Banks	17,091	148,311
	JDE Peet’s BV	Food Products	369	10,823
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,554	116,597
	Koninklijke DSM NV	Chemicals	792	91,127
	Koninklijke KPN NV	Diversified Telecommunication Services	14,535	39,471
	Koninklijke Philips NV	Health Care Equipment & Supplies	3,996	62,635
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	297	5,441
	NN Group NV	Insurance	1,350	52,861
	OCI NV	Chemicals	432	15,896
	Prosus NV	Internet & Direct Marketing Retail	3,888	205,565
a	QIAGEN NV	Life Sciences Tools & Services	999	42,063
	Randstad NV	Professional Services	504	22,011
	Shell PLC	Oil, Gas & Consumable Fuels	33,156	831,475
b	Signify NV, 144A	Electrical Equipment	567	14,792
	Universal Music Group NV	Entertainment	3,420	64,750
	Wolters Kluwer NV	Professional Services	1,161	113,646

				3,284,467

	Nigeria 0.0%†
b	Airtel Africa PLC, 144A	Wireless Telecommunication Services	4,518	6,516

	Norway 1.3%
a	Adevinta ASA, B	Interactive Media & Services	1,305	7,784
	Aker ASA	Diversified Financial Services	108	6,997
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,388	39,816
a,b	AutoStore Holdings Ltd., 144A	Machinery	2,673	2,948
	DNB Bank ASA	Banks	4,608	73,091
	Equinor ASA	Oil, Gas & Consumable Fuels	4,248	139,596
	Gjensidige Forsikring ASA	Insurance	747	12,819
	Kongsberg Gruppen ASA	Aerospace & Defense	333	10,145
	Leroy Seafood Group ASA	Food Products	1,188	4,664
	Mowi ASA	Food Products	2,007	25,508
a	Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	702	9,373

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Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Norway (continued)
	Norsk Hydro ASA	Metals & Mining		6,057	$32,705
	Orkla ASA	Food Products		3,456	25,118
	Salmar ASA	Food Products		243	8,188
	Schibsted ASA, A	Media		351	4,761
	Schibsted ASA, B	Media		450	5,666
	Telenor ASA	Diversified Telecommunication Services		2,880	26,339
	TOMRA Systems ASA	Commercial Services & Supplies		1,044	18,431
	Var Energi ASA	Oil, Gas & Consumable Fuels		1,827	5,950
	Yara International ASA	Chemicals		711	25,009

					484,908

	Poland 0.3%
a,b	Allegro.eu, 144A	Internet & Direct Marketing Retail		1,773	7,734
	Bank Pekao SA	Banks		711	8,738
a,b	Dino Polska SA, 144A	Food & Staples Retailing		216	13,207
a	InPost SA	Air Freight & Logistics		909	5,355
	KGHM Polska Miedz SA	Metals & Mining		621	11,022
	LPP SA	Textiles, Apparel & Luxury Goods		5	7,891
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		1,854	20,098
a	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		7,965	7,867
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		3,879	17,153
	Powszechny Zaklad Ubezpieczen SA	Insurance		2,520	11,817
	Santander Bank Polska SA	Banks		135	5,382

					116,264

	Portugal 0.3%
	EDP – Energias de Portugal SA	Electric Utilities		12,654	55,040
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		2,340	22,520
	Jeronimo Martins SGPS SA	Food & Staples Retailing		1,215	22,675

					100,235

	Russia 0.0%†
d	Evraz PLC	Metals & Mining		10,404	—

	Spain 3.7%
	Acciona SA	Electric Utilities		108	19,108
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		982	22,251
a,b	Aena SME SA, 144A	Transportation Infrastructure		306	32,046
a	Amadeus IT Group SA	IT Services		1,917	89,974
	Banco Bilbao Vizcaya Argentaria SA	Banks		27,441	124,211
	Banco Santander SA	Banks		75,042	176,252
	Bankinter SA	Banks		3,114	17,590
	CaixaBank SA	Banks		19,980	64,807
a	Cellnex Telecom SA, 144A	Diversified Telecommunication Services		2,718	84,647
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders		225	8,455
	Corporacion Mapfre SA	Insurance		4,365	6,799
	EDP Renovaveis SA	Independent Power Producers & Energy Traders		1,080	22,261
	Enagas SA	Gas Utilities		1,125	17,457
	Endesa SA	Electric Utilities		1,440	21,753
	Ferrovial SA	Construction & Engineering		2,178	49,907
	Fluidra SA	Machinery		486	7,389
a	Grifols SA	Biotechnology		1,503	13,078
	Iberdrola SA	Electric Utilities		26,937	252,858
	Industria de Diseno Textil SA	Specialty Retail		4,779	99,628
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	1,503	7,268
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	1,512	11,709
	Naturgy Energy Group SA	Gas Utilities		666	15,483
	Red Electrica Corp. SA	Electric Utilities		1,962	30,196
	Repsol SA	Oil, Gas & Consumable Fuels		5,562	64,323

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment	1,026	$18,017
	Telefonica SA	Diversified Telecommunication Services	23,427	77,480

				1,354,947

	Sweden 5.0%
	Alfa Laval AB	Machinery	1,368	34,319
a	Alleima AB	Metals & Mining	967	3,032
	Assa Abloy AB, B	Building Products	4,086	77,210
	Atlas Copco AB, A	Machinery	11,385	107,515
	Atlas Copco AB, B	Machinery	7,047	59,221
	Axfood AB	Food & Staples Retailing	486	11,163
	Beijer Ref AB	Trading Companies & Distributors	1,107	13,716
	Boliden AB	Metals & Mining	1,242	38,785
	Castellum AB	Real Estate Management & Development	1,134	12,788
	Electrolux AB, B	Household Durables	1,035	10,839
	Epiroc AB, A	Machinery	2,826	40,782
	Epiroc AB, B	Machinery	1,719	21,841
	EQT AB	Capital Markets	1,323	26,120
	Ericsson, B	Communications Equipment	13,500	79,668
	Essity AB, B	Household Products	2,700	53,720
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	711	56,816
a	Fastighets AB Balder, B	Real Estate Management & Development	2,700	10,889
	Getinge AB, B	Health Care Equipment & Supplies	1,017	17,568
	Hennes & Mauritz AB, B	Specialty Retail	3,987	37,170
	Hexagon AB, B	Electronic Equipment, Instruments & Components	8,433	79,562
	Holmen AB, B	Paper & Forest Products	432	16,525
	Husqvarna AB, A	Household Durables	117	654
	Husqvarna AB, B	Household Durables	1,926	10,778
	Industrivarden AB, A	Diversified Financial Services	972	19,768
	Industrivarden AB, C	Diversified Financial Services	801	16,117
	Indutrade AB	Machinery	1,269	20,857
	Investment AB Latour, B	Industrial Conglomerates	639	10,687
	Investor AB, A	Diversified Financial Services	2,412	37,286
	Investor AB, B	Diversified Financial Services	8,208	120,988
a	Kinnevik AB, B	Diversified Financial Services	1,089	14,484
	L E Lundbergforetagen AB, B	Diversified Financial Services	342	12,463
	Lifco AB, B	Industrial Conglomerates	1,035	14,568
	Nibe Industrier AB, B	Building Products	6,534	58,937
	Saab AB, B	Aerospace & Defense	414	12,967
	Sagax AB, B	Real Estate Management & Development	774	12,847
	Sagax AB, D	Real Estate Management & Development	540	1,216
	Sandvik AB	Machinery	4,842	66,560
	Securitas AB, B	Commercial Services & Supplies	1,483	10,370
	Skandinaviska Enskilda Banken AB, A	Banks	6,435	61,929
	Skandinaviska Enskilda Banken AB, C	Banks	99	1,053
	Skanska AB, B	Construction & Engineering	1,629	20,477
	SKF AB, B	Machinery	1,737	23,517
	Svenska Cellulosa AB, A	Paper & Forest Products	108	1,388
	Svenska Cellulosa AB, B	Paper & Forest Products	2,691	34,433
	Svenska Handelsbanken AB, A	Banks	6,876	56,768
	Svenska Handelsbanken AB, B	Banks	171	1,680
	Sweco AB, B	Construction & Engineering	900	7,591
	Swedbank AB, A	Banks	4,554	60,262
	Swedish Match AB	Tobacco	6,876	68,156
a	Swedish Orphan Biovitrum AB	Biotechnology	810	15,736
	Tele2 AB, B	Wireless Telecommunication Services	2,475	21,410
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	171	1,032
	Telia Co. AB	Diversified Telecommunication Services	11,682	33,717

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Trelleborg AB, B	Machinery	1,098	$20,768
	Vitrolife AB	Biotechnology	297	4,255
	Volvo AB, A	Machinery	936	13,900
	Volvo AB, B	Machinery	6,858	97,690
a	Volvo Car AB, B	Automobiles	2,457	10,789

				1,807,347

	Switzerland 16.4%
	ABB Ltd.	Electrical Equipment	6,876	180,240
	Adecco Group AG	Professional Services	729	20,302
	Alcon Inc.	Health Care Equipment & Supplies	2,115	124,934
	Bachem Holding AG	Life Sciences Tools & Services	144	9,188
	Baloise Holding AG	Insurance	207	26,647
	Banque Cantonale Vaudoise	Banks	126	11,995
	Barry Callebaut AG	Food Products	18	34,180
	Belimo Holding AG	Building Products	45	16,802
	BKW AG	Electric Utilities	81	9,719
	Chocoladefabriken Lindt & Spruengli AG	Food Products	9	87,417
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	2,322	222,421
	Clariant AG	Chemicals	1,035	16,720
	Coca-Cola HBC AG	Beverages	891	18,838
	Credit Suisse Group AG	Capital Markets	11,826	47,773
	DKSH Holding AG	Professional Services	162	11,818
	Emmi AG	Food Products	9	7,032
	EMS-Chemie Holding AG	Chemicals	36	22,988
a	Flughafen Zurich AG	Transportation Infrastructure	90	13,433
	Geberit AG	Building Products	153	66,454
	Georg Fischer AG	Machinery	360	17,410
	Givaudan AG	Chemicals	42	128,144
	Helvetia Holding AG	Insurance	162	15,291
	Holcim Ltd., B	Construction Materials	2,475	103,048
	Julius Baer Group Ltd.	Capital Markets	972	42,959
	Kuehne + Nagel International AG	Marine	225	46,177
	Logitech International SA	Technology Hardware, Storage & Peripherals	666	31,092
	Lonza Group AG	Life Sciences Tools & Services	333	164,529
	Nestle SA	Food Products	12,213	1,328,695
	Novartis AG	Pharmaceuticals	9,288	712,748
	Partners Group Holding AG	Capital Markets	99	80,930
	PSP Swiss Property AG	Real Estate Management & Development	198	19,916
	Roche Holding AG, Bearer	Pharmaceuticals	117	46,099
	Roche Holding AG, Non-Voting	Pharmaceuticals	3,141	1,032,214
	Schindler Holding AG, PC	Machinery	189	29,697
	Schindler Holding AG	Machinery	90	13,716
	SGS SA	Professional Services	27	58,293
	SIG Combibloc Group AG	Containers & Packaging	1,710	35,060
	Sika AG	Chemicals	693	141,311
	Sonova Holding AG	Health Care Equipment & Supplies	234	52,304
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,844	89,838
	Straumann Holding AG	Health Care Equipment & Supplies	477	44,509
	Swatch Group AG	Textiles, Apparel & Luxury Goods	207	8,783
	Swiss Life Holding AG	Insurance	135	60,145
	Swiss Prime Site AG	Real Estate Management & Development	342	27,450
	Swiss Re AG	Insurance	1,305	97,002
	Swisscom AG	Diversified Telecommunication Services	117	55,097
	Tecan Group AG	Life Sciences Tools & Services	54	18,818
	Temenos AG	Software	279	19,117
	The Swatch Group AG	Textiles, Apparel & Luxury Goods	135	30,792
	UBS Group AG	Capital Markets	13,743	202,113

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
b,c	VAT Group AG, 144A	Machinery		117	$24,226
	Zurich Insurance Group AG	Insurance		675	270,891

					5,997,315

	United Kingdom 20.2%
	3i Group PLC	Capital Markets		4,365	53,258
	Abrdn PLC	Capital Markets		9,702	15,065
	Admiral Group PLC	Insurance		1,287	27,505
	Allfunds Group PLC	Capital Markets		1,098	8,148
	Anglo American PLC	Metals & Mining		5,463	166,820
	Ashtead Group PLC	Trading Companies & Distributors		1,989	90,722
	Associated British Foods PLC	Food Products		1,584	22,306
	AstraZeneca PLC	Pharmaceuticals		6,696	743,288
b	Auto Trader Group PLC, 144A	Interactive Media & Services		4,077	23,438
	AVEVA Group PLC	Software		531	18,624
	Aviva PLC	Insurance		12,816	55,538
	B&M European Value Retail SA	Multiline Retail		4,014	13,716
	BAE Systems PLC	Aerospace & Defense		14,202	125,212
	Barclays PLC	Banks		73,854	118,966
	Barratt Developments PLC	Household Durables		4,446	16,984
	Bellway PLC	Household Durables		558	10,608
	Berkeley Group Holdings PLC	Household Durables		450	16,562
	BP PLC	Oil, Gas & Consumable Fuels		84,294	407,536
	British American Tobacco PLC	Tobacco		10,152	365,649
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	4,176	16,348
	BT Group PLC	Diversified Telecommunication Services		31,428	42,573
	Bunzl PLC	Trading Companies & Distributors		1,530	47,139
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,728	34,876
a	Centrica PLC	Multi-Utilities		26,883	21,259
	CNH Industrial NV	Machinery		4,500	51,270
	Compass Group PLC	Hotels, Restaurants & Leisure		8,028	161,758
b	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		7,299	16,752
	Croda International PLC	Chemicals		612	44,037
	Dechra Pharmaceuticals PLC	Pharmaceuticals		477	13,962
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	450	10,147
	Diageo PLC	Beverages		10,206	432,647
	Direct Line Insurance Group PLC	Insurance		5,652	11,704
	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		2,529	6,290
	DS Smith PLC	Containers & Packaging		5,805	16,647
a	easyJet PLC	Airlines		1,705	5,641
	Electrocomponents PLC	Trading Companies & Distributors		2,124	22,975
	Endeavour Mining PLC	Metals & Mining		828	15,168
	Ferguson PLC	Trading Companies & Distributors		972	102,037
	GSK PLC	Pharmaceuticals		18,054	263,167
a	Haleon PLC	Personal Products		22,491	70,110
	Halma PLC	Electronic Equipment, Instruments & Components		1,719	39,242
	Hargreaves Lansdown PLC	Capital Markets		1,719	16,641
	Hikma Pharmaceuticals PLC	Pharmaceuticals		765	11,644
	HomeServe PLC	Commercial Services & Supplies		1,233	16,297
	Howden Joinery Group PLC	Trading Companies & Distributors		2,592	14,618
	HSBC Holdings PLC	Banks		91,242	475,961
	IMI PLC	Machinery		1,161	14,503
	Imperial Brands PLC	Tobacco		4,284	88,710
	Informa PLC	Media		6,642	38,496
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		837	40,821
	Intermediate Capital Group PLC	Capital Markets		1,260	13,823
a	International Consolidated Airlines Group SA	Airlines		5,151	5,444
	Intertek Group PLC	Professional Services		729	30,167

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	ITV PLC	Media		17,073	$10,917
	J Sainsbury PLC	Food & Staples Retailing		7,659	14,902
	JD Sports Fashion PLC	Specialty Retail		11,583	12,956
	Johnson Matthey PLC	Chemicals		810	16,570
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		819	12,979
	Kingfisher PLC	Specialty Retail		8,973	22,076
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	3,240	18,873
	Legal & General Group PLC	Insurance		26,856	64,905
	Lloyds Banking Group PLC	Banks		308,025	142,319
	London Stock Exchange Group PLC	Capital Markets		1,647	140,244
	M&G PLC	Diversified Financial Services		11,826	21,987
	Melrose Industries PLC	Industrial Conglomerates		17,289	19,724
	Mondi PLC	Paper & Forest Products		2,223	34,593
	National Grid PLC	Multi-Utilities		16,434	170,794
	NatWest Group PLC	Banks		23,040	58,100
	Next PLC	Multiline Retail		549	29,423
a	NMC Health PLC	Health Care Providers & Services		1,159	—
a	Ocado Group PLC	Food & Staples Retailing		2,817	14,858
	Pearson PLC	Media		3,411	33,005
	Pennon Group PLC	Water Utilities		1,125	9,883
a,b	Pepco Group NV, 144A	Multiline Retail		486	2,942
	Persimmon PLC	Household Durables		1,440	19,892
	Phoenix Group Holdings PLC	Insurance		3,195	18,789
	Prudential PLC	Insurance		12,429	124,010
	Reckitt Benckiser Group PLC	Household Products		3,240	216,141
	RELX PLC	Professional Services		8,397	206,406
	Renishaw PLC	Electronic Equipment, Instruments & Components		153	6,005
	Rentokil Initial PLC	Commercial Services & Supplies		8,442	44,999
	Rightmove PLC	Interactive Media & Services		3,726	20,056
a	Rolls-Royce Holdings PLC	Aerospace & Defense		37,872	29,420
	Royal Mail PLC	Air Freight & Logistics		4,320	8,895
	Schroders PLC	Capital Markets		3,017	13,111
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	5,508	46,299
	Severn Trent PLC	Water Utilities		1,197	31,468
	Smith & Nephew PLC	Health Care Equipment & Supplies		3,915	45,910
	Smiths Group PLC	Industrial Conglomerates		1,701	28,672
	Spirax-Sarco Engineering PLC	Machinery		333	38,660
	SSE PLC	Electric Utilities		4,833	82,410
	St. James’s Place Capital PLC	Capital Markets		2,403	27,790
	Standard Chartered PLC	Banks		11,097	70,213
	Tate & Lyle PLC	Food Products		1,828	13,876
	Taylor Wimpey PLC	Household Durables		16,461	16,225
	Tesco PLC	Food & Staples Retailing		33,867	78,182
	The Sage Group PLC	Software		4,761	37,054
	Unilever PLC	Personal Products		11,475	508,411
	UNITE Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,449	13,886
	United Utilities Group PLC	Water Utilities		3,105	30,807
	Vodafone Group PLC	Wireless Telecommunication Services		113,328	127,925
	Weir Group PLC	Machinery		1,188	18,653
	Whitbread PLC	Hotels, Restaurants & Leisure		918	23,590
a	Wise PLC, A	IT Services		2,025	14,933
	WPP PLC	Media		4,923	41,217

					7,368,774

	United States 0.3%
	Stellantis NV	Automobiles		9,297	111,771

	Total Common Stocks (Cost $51,342,130)				35,878,166

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.6%
	Germany 0.6%
e	Bayerische Motoren Werke AG, 8.700%, pfd.	Automobiles	261	$17,106
e	Fuchs Petrolub SE, 3.962%, pfd.	Chemicals	315	8,023
e	Henkel AG & Co. KGaA, 3.032%, pfd.	Household Products	792	47,344
e	Sartorius AG, 0.353%, pfd.	Health Care Equipment & Supplies	108	37,782
e	Sixt SE, 9.740%, pfd.	Road & Rail	72	3,305
e	Volkswagen AG, 5.981%, pfd.	Automobiles	909	112,559

				226,119

	Spain 0.0%†
a	Grifols SA, pfd., B	Biotechnology	1,170	7,393

	Total Preferred Stocks (Cost $364,977)			233,512

	Right 0.0%†
	Sweden 0.0%†
a	Securitas AB, rts., 10/11/2022	Commercial Services & Supplies	4,960	2,069

	Total Rights (Cost $3,371)			2,069

	Total Investments (Cost $51,710,478) 98.8%			36,113,747
	Other Assets, less Liabilities 1.2%			441,377

	Net Assets 100.0%			$36,555,124

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $873,635, representing 2.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $233,367, representing 0.6% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	10	$324,754	12/16/22	$(22,195)
FTSE 100 Index	Long	2	154,373	12/16/22	(10,808)

Total Futures Contracts					$(33,003)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.12	$25.72	$19.15	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.54	0.76	0.59	0.73	0.79	0.25

Net realized and unrealized gains (losses)	(3.75)	1.51	6.45	(2.92)	0.62	(1.40)

Total from investment operations	(3.21)	2.27	7.04	(2.19)	1.41	(1.15)

Less distributions from:

Net investment income	(0.24)	(0.87)	(0.47)	(1.47)	(0.38)	(0.02)

Net realized gains	—	—	—	—	(2.10)	— [d]

Total Distributions	(0.24)	(0.87)	(0.47)	(1.47)	(2.48)	(0.02)

Net asset value, end of period	$23.67	$27.12	$25.72	$19.15	$22.81	$23.88

Total return	(11.84)%	8.75%	36.92%	(10.67)%	6.98%	(4.61)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	4.19%	2.77%	2.58%	3.10%	3.28%	2.47%

Supplemental data

Net assets, end of period (000’s)	$14,204	$21,695	$15,429	$3,831	$4,563	$33,428

Portfolio turnover rate[f]	3.56% [g]	11.67% [g]	12.87% [g]	14.81% [g]	26.81%	5.33%
aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	1.47%	11.67%	12.87%	14.81%

198	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Europe Hedged ETF

		Industry		Shares	Value
	Common Stocks 98.9%
	Australia 1.6%
	Glencore PLC	Metals & Mining		23,208	$123,875
	Rio Tinto PLC	Metals & Mining		1,929	105,427

					229,302

	Austria 0.3%
	Andritz AG	Machinery		123	5,259
	Erste Group Bank AG	Banks		579	12,842
	OMV AG	Oil, Gas & Consumable Fuels		252	9,226
	Raiffeisen Bank International AG	Banks		222	2,655
	Telekom Austria AG	Diversified Telecommunication Services		240	1,390
	Verbund AG	Electric Utilities		117	10,023
	Voestalpine AG	Metals & Mining		210	3,602

					44,997

	Belgium 1.3%
	Ackermans & van Haaren NV	Diversified Financial Services		39	4,971
	Ageas SA/NV	Insurance		324	11,884
	Anheuser-Busch InBev SA/NV	Beverages		1,533	70,202
	Colruyt SA	Food & Staples Retailing		87	1,918
	D’ieteren Group	Distributors		42	5,978
	Elia Group SA/NV	Electric Utilities		66	7,785
	Groupe Bruxelles Lambert SA	Diversified Financial Services		177	12,464
	KBC Groep NV	Banks		486	23,167
	Proximus SADP	Diversified Telecommunication Services		240	2,491
	Sofina SA	Diversified Financial Services		27	4,695
	Solvay SA	Chemicals		123	9,596
	UCB SA	Pharmaceuticals		213	14,840
	Umicore SA	Chemicals		363	10,715
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	252	6,201

					186,907

	Bermuda 0.0%†
	Hiscox Ltd.	Insurance		594	5,851

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		618	7,695

	Denmark 4.0%
	AP Moller-Maersk A/S, A	Marine		5	8,880
	AP Moller-Maersk A/S, B	Marine		9	16,441
	Carlsberg AS, B	Beverages		165	19,431
	Chr. Hansen Holding AS	Chemicals		183	9,037
	Coloplast AS, B	Health Care Equipment & Supplies		237	24,225
	Danske Bank AS	Banks		1,167	14,582
	DSV A/S	Air Freight & Logistics		333	39,311
a	Genmab A/S	Biotechnology		117	37,937
	GN Store Nord AS	Health Care Equipment & Supplies		228	4,028
	H Lundbeck A/S	Pharmaceuticals		408	1,307
a	H Lundbeck A/S, A	Pharmaceuticals		102	304
	Novo Nordisk AS, B	Pharmaceuticals		2,772	278,080
	Novozymes AS	Chemicals		351	17,721
b	Orsted AS, 144A	Electric Utilities		333	26,654
	Pandora AS	Textiles, Apparel & Luxury Goods		159	7,523
	Rockwool International AS, B	Building Products		12	1,902
	Royal Unibrew A/S	Beverages		87	5,673
	SimCorp A/S	Software		66	3,738
	Tryg AS	Insurance		636	13,148
	Vestas Wind Systems A/S	Electrical Equipment		1,782	33,250

franklintempleton.com	Semiannual Report	199

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Denmark (continued)
a	William Demant Holding AS	Health Care Equipment & Supplies		177	$4,407

					567,579

	Finland 2.2%
	Elisa OYJ	Diversified Telecommunication Services		255	11,579
c	Fortum OYJ, Reg S	Electric Utilities		765	10,320
	Huhtamaki OYJ	Containers & Packaging		168	5,375
	Kesko OYJ	Food & Staples Retailing		480	9,002
	Kojamo Oyj	Real Estate Management & Development		333	4,280
	Kone OYJ, B	Machinery		696	27,007
	Metso Outotec Oyj	Machinery		1,077	7,234
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		738	32,389
	Nokia OYJ	Communications Equipment		9,999	43,301
	Nordea Bank Abp	Banks		6,366	54,881
	Orion OYJ	Pharmaceuticals		180	7,597
	Sampo OYJ, A	Insurance		870	37,296
	Stora Enso OYJ, R	Paper & Forest Products		1,017	13,042
	UPM-Kymmene OYJ	Paper & Forest Products		945	30,161
	Valmet Oyj	Machinery		297	6,061
	Wartsila OYJ ABP	Machinery		870	5,610

					305,135

	France 16.3%
a	Accor SA	Hotels, Restaurants & Leisure		327	6,923
a	Aeroports de Paris SA	Transportation Infrastructure		51	5,945
	Air Liquide SA	Chemicals		906	104,342
	Airbus SE	Aerospace & Defense		990	86,210
b	ALD SA, 144A	Road & Rail		147	1,362
	Alstom SA	Machinery		537	8,809
b	Amundi SA, 144A	Capital Markets		99	4,166
	Arkema SA	Chemicals		117	8,606
	AXA SA	Insurance		3,279	72,196
	Biomerieux	Health Care Equipment & Supplies		78	6,220
	BNP Paribas SA	Banks		1,896	80,993
	Bollore	Entertainment		1,752	8,105
	Bouygues SA	Construction & Engineering		378	9,943
	Bureau Veritas SA	Professional Services		504	11,346
	Capgemini SE	IT Services		285	46,208
	Carrefour SA	Food & Staples Retailing		1,047	14,580
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,242	28,173
	Compagnie de Saint-Gobain	Building Products		813	29,509
	Covivio	Equity Real Estate Investment Trusts (REITs	)	90	4,366
	Credit Agricole SA	Banks		2,148	17,600
	Danone SA	Food Products		1,080	51,388
	Dassault Aviation SA	Aerospace & Defense		42	4,814
	Dassault Systemes SE	Software		1,185	41,484
	Edenred	IT Services		441	20,461
	EDF SA	Electric Utilities		1,119	13,034
	Eiffage SA	Construction & Engineering		132	10,671
	Engie SA	Multi-Utilities		2,946	34,177
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		528	72,597
	Eurazeo SE	Diversified Financial Services		84	4,431
a	Euroapi SA	Pharmaceuticals		75	1,252
a	Faurecia SE	Auto Components		270	2,970
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	93	7,330
	Getlink SE	Transportation Infrastructure		810	12,621
	Hermes International	Textiles, Apparel & Luxury Goods		55	65,573
	ICADE	Equity Real Estate Investment Trusts (REITs	)	57	2,133

200	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	France (continued)
	Ipsen SA	Pharmaceuticals		60	$5,578
a	JCDecaux SA	Media		129	1,525
	Kering SA	Textiles, Apparel & Luxury Goods		129	57,949
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	333	5,839
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		156	4,657
	Legrand SA	Electrical Equipment		474	30,954
	L’Oreal SA	Personal Products		438	141,706
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		442	264,306
b	Neoen SA, 144A	Independent Power Producers & Energy Traders		75	2,523
	Orange SA	Diversified Telecommunication Services		3,399	30,794
	Pernod Ricard SA	Beverages		363	67,158
	Publicis Groupe	Media		402	19,258
	Remy Cointreau SA	Beverages		45	7,534
a	Renault SA	Automobiles		339	9,289
	Rexel SA	Trading Companies & Distributors		429	6,506
	Safran SA	Aerospace & Defense		618	56,916
	Sanofi	Pharmaceuticals		1,932	148,386
	Sartorius Stedim Biotech	Life Sciences Tools & Services		42	13,047
	Schneider Electric SE	Electrical Equipment		942	107,916
	SCOR SE	Insurance		273	3,976
	SEB SA	Household Durables		51	3,233
	Societe Generale SA	Banks		1,344	26,879
	Sodexo SA	Hotels, Restaurants & Leisure		156	11,792
a	SOITEC	Semiconductors & Semiconductor Equipment		45	5,231
	Somfy SA	Electrical Equipment		15	1,397
	Teleperformance	Professional Services		102	26,070
	Thales SA	Aerospace & Defense		177	19,594
	TotalEnergies SE	Oil, Gas & Consumable Fuels		4,194	198,345
a	Ubisoft Entertainment SA	Entertainment		171	4,744
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	186	7,814
	Valeo	Auto Components		429	6,569
	Veolia Environnement SA	Multi-Utilities		1,104	21,317
	Vinci SA	Construction & Engineering		882	71,863
	Vivendi SA	Media		1,218	9,512
	Wendel SE	Diversified Financial Services		45	3,256
a,b,c	Worldline SA, 144A, Reg S	IT Services		432	17,216

					2,321,187

	Germany 11.2%
	1&1 Drillisch AG	Wireless Telecommunication Services		84	1,117
	Adidas AG	Textiles, Apparel & Luxury Goods		297	34,589
	Allianz SE	Insurance		723	114,601
	Aroundtown SA	Real Estate Management & Development		1,926	4,259
	BASF SE	Chemicals		1,623	62,963
	Bayer AG	Pharmaceuticals		1,734	80,544
	Bayerische Motoren Werke AG	Automobiles		570	39,082
	Bechtle AG	IT Services		147	5,347
	Beiersdorf AG	Personal Products		177	17,505
	Brenntag AG	Trading Companies & Distributors		273	16,683
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		66	6,947
a	Commerzbank AG	Banks		1,845	13,270
	Continental AG	Auto Components		192	8,643
b	Covestro AG, 144A	Chemicals		318	9,203
a	CTS Eventim AG & Co. KGaA	Entertainment		102	4,249
	Daimler AG	Automobiles		1,491	76,465
a	Daimler Truck Holding AG	Machinery		744	17,019
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail		339	12,600

franklintempleton.com	Semiannual Report	201

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Bank AG	Capital Markets	3,591	$26,898
	Deutsche Boerse AG	Capital Markets	327	53,898
a	Deutsche Lufthansa AG	Airlines	1,062	6,157
	Deutsche Post AG	Air Freight & Logistics	1,716	52,307
	Deutsche Telekom AG	Diversified Telecommunication Services	6,003	102,868
	Deutsche Wohnen AG	Real Estate Management & Development	87	1,662
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	63	1,516
	E.ON SE	Multi-Utilities	3,927	30,377
	Evonik Industries AG	Chemicals	339	5,729
a	Evotec SE	Life Sciences Tools & Services	285	5,013
	Fielmann AG	Specialty Retail	39	1,259
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	63	2,295
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	360	10,238
	Fresenius SE & Co. KGaA	Health Care Providers & Services	723	15,547
	Fuchs Petrolub SE	Chemicals	60	1,325
	GEA Group AG	Machinery	291	9,505
	Hannover Rueck SE	Insurance	105	15,862
	HeidelbergCement AG	Construction Materials	261	10,445
	Hella GmbH & Co. KGaA	Auto Components	39	2,602
a	HelloFresh SE	Internet & Direct Marketing Retail	279	5,945
	Henkel AG & Co. KGaA	Household Products	180	10,280
	Hochtief AG	Construction & Engineering	39	1,867
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	2,310	51,393
	KION Group AG	Machinery	135	2,621
	Knorr-Bremse AG	Machinery	117	5,087
	Lanxess AG	Chemicals	156	4,595
	LEG Immobilien AG	Real Estate Management & Development	132	7,935
	Merck KGaA	Pharmaceuticals	228	37,256
a	METRO AG	Food & Staples Retailing	240	1,683
	MTU Aero Engines AG	Aerospace & Defense	96	14,507
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	249	60,373
	Nemetschek AG	Software	93	4,485
	Puma SE	Textiles, Apparel & Luxury Goods	177	8,318
	Rational AG	Machinery	9	4,413
	Rheinmetall AG	Industrial Conglomerates	78	12,089
	RWE AG	Multi-Utilities	1,116	41,315
	SAP SE	Software	1,968	162,179
	Sartorius AG	Health Care Equipment & Supplies	4	1,211
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	138	6,992
	Siemens AG	Industrial Conglomerates	1,338	132,650
a	Siemens Energy AG	Electrical Equipment	759	8,465
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	492	21,342
	Sixt SE	Road & Rail	21	1,688
	Symrise AG	Chemicals	231	22,732
a	Talanx AG	Insurance	90	3,209
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,638	3,326
a	thyssenkrupp AG	Metals & Mining	897	3,854
	Traton SE	Machinery	93	1,115
a	TUI AG	Hotels, Restaurants & Leisure	2,076	2,506
	Uniper SE	Independent Power Producers & Energy Traders	135	517
	United Internet AG	Diversified Telecommunication Services	180	3,396
	Vantage Towers AG	Diversified Telecommunication Services	159	4,134
	Varta AG	Electrical Equipment	24	690
	Volkswagen AG	Automobiles	51	8,426
	Vonovia SE	Real Estate Management & Development	1,413	30,744
	Wacker Chemie AG	Chemicals	27	2,808

202	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	393	$7,789

				1,584,524

	Ireland 1.4%
	AIB Group PLC	Banks	1,656	4,033
	Bank of Ireland Group PLC	Banks	1,623	10,471
	CRH PLC	Construction Materials	1,356	44,049
	DCC PLC	Industrial Conglomerates	177	9,265
	Experian PLC	Professional Services	1,632	48,478
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	312	34,613
	Glanbia PLC	Food Products	318	3,670
	Kerry Group	Food Products	273	24,391
	Kingspan Group PLC	Building Products	267	12,121
	Smurfit Kappa Group PLC	Containers & Packaging	462	13,316

				204,407

	Isle Of Man 0.1%
	GVC Holdings PLC	Hotels, Restaurants & Leisure	1,038	12,584

	Italy 3.3%
	A2A SpA	Multi-Utilities	2,658	2,603
	Amplifon SpA	Health Care Providers & Services	231	6,087
	Assicurazioni Generali SpA	Insurance	2,445	33,581
	Atlantia SpA	Transportation Infrastructure	951	21,065
	Banca Mediolanum SpA	Diversified Financial Services	417	2,643
	Buzzi Unicem SpA	Construction Materials	159	2,272
	Davide Campari-Milano NV	Beverages	882	7,873
	De’ Longhi SpA	Household Durables	126	1,860
	DiaSorin SpA	Health Care Equipment & Supplies	39	4,386
	Enel SpA	Electric Utilities	13,782	57,030
	Eni SpA	Oil, Gas & Consumable Fuels	4,323	46,204
	Ferrari NV	Automobiles	213	40,001
	FinecoBank Banca Fineco SpA	Banks	1,083	13,511
	Hera SpA	Multi-Utilities	1,344	2,878
b,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	624	5,483
	Interpump Group SpA	Machinery	144	4,715
	Intesa Sanpaolo SpA	Banks	29,445	49,119
	Italgas Reti SpA	Gas Utilities	882	4,127
	Leonardo SpA	Aerospace & Defense	708	5,044
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,140	9,001
	Moncler SpA	Textiles, Apparel & Luxury Goods	360	14,950
a,b	Nexi SpA, 144A	IT Services	1,344	10,984
b	Pirelli & C SpA, 144A	Auto Components	843	2,775
b,c	Poste Italiane SpA, 144A, Reg S	Insurance	825	6,296
	Prysmian SpA	Electrical Equipment	468	13,580
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	174	6,425
	Reply SpA	IT Services	39	4,111
	Snam SpA	Gas Utilities	3,951	16,048
a	Telecom Italia SpA	Diversified Telecommunication Services	19,608	3,655
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	10,329	1,872
	Tenaris SA	Energy Equipment & Services	828	10,760
	Terna - Rete Elettrica Nazionale	Electric Utilities	2,499	15,301
	UniCredit SpA	Banks	3,477	35,622
	UnipolSai Assicurazioni SpA	Insurance	756	1,578

				463,440

	Luxembourg 0.3%
	ArcelorMittal SA	Metals & Mining	927	18,767

franklintempleton.com	Semiannual Report	203

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Luxembourg (continued)
	Eurofins Scientific SE	Life Sciences Tools & Services	216	$12,933
a	RTL Group SA	Media	66	2,104
a	SUSE SA	Software	63	937

				34,741

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	336	2,885

	Netherlands 9.1%
	Aalberts NV	Machinery	171	5,657
b	ABN AMRO Bank NV, 144A	Banks	735	6,645
a,b	Adyen NV, 144A	IT Services	52	66,316
	Aegon NV	Insurance	3,141	12,622
	Akzo Nobel NV	Chemicals	312	17,826
a	Argenx SE	Biotechnology	96	34,656
	ASM International NV	Semiconductors & Semiconductor Equipment	81	18,549
	ASML Holding NV	Semiconductors & Semiconductor Equipment	714	303,290
	ASR Nederland NV	Insurance	234	9,071
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	147	6,421
b	CTP NV, 144A	Real Estate Management & Development	111	1,148
b,c	Euronext NV, 144A, Reg S	Capital Markets	144	9,184
a	EXOR NV	Diversified Financial Services	183	11,739
	Heineken Holding NV	Beverages	186	12,846
	Heineken NV	Beverages	423	37,237
	IMCD Group NV	Trading Companies & Distributors	102	12,251
	ING Groep NV	Banks	6,708	58,210
	JDE Peet’s BV	Food Products	144	4,224
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,794	45,932
	Koninklijke DSM NV	Chemicals	309	35,554
	Koninklijke KPN NV	Diversified Telecommunication Services	5,790	15,723
	Koninklijke Philips NV	Health Care Equipment & Supplies	1,572	24,640
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	114	2,088
	NN Group NV	Insurance	528	20,675
	OCI NV	Chemicals	174	6,402
	Prosus NV	Internet & Direct Marketing Retail	1,512	79,942
a	QIAGEN NV	Life Sciences Tools & Services	390	16,421
	Randstad NV	Professional Services	195	8,516
	Shell PLC	Oil, Gas & Consumable Fuels	12,981	325,533
b	Signify NV, 144A	Electrical Equipment	225	5,870
	Universal Music Group NV	Entertainment	1,323	25,048
	Wolters Kluwer NV	Professional Services	459	44,930

				1,285,166

	Nigeria 0.0%†
	Airtel Africa PLC, 144A	Wireless Telecommunication Services	2,001	2,886

	Norway 1.3%
a	Adevinta ASA, B	Interactive Media & Services	468	2,791
	Aker ASA	Diversified Financial Services	42	2,721
	Aker BP ASA	Oil, Gas & Consumable Fuels	543	15,577
a,b	AutoStore Holdings Ltd., 144A	Machinery	1,041	1,148
	DNB Bank ASA	Banks	1,815	28,789
	Equinor ASA	Oil, Gas & Consumable Fuels	1,659	54,517
	Gjensidige Forsikring ASA	Insurance	294	5,045
	Kongsberg Gruppen ASA	Aerospace & Defense	135	4,113
	Leroy Seafood Group ASA	Food Products	438	1,719
	Mowi ASA	Food Products	759	9,647
a	Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	270	3,605
	Norsk Hydro ASA	Metals & Mining	2,373	12,813

204	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Norway (continued)
	Orkla ASA	Food Products		1,350	$9,812
	Salmar ASA	Food Products		93	3,134
	Schibsted ASA, A	Media		132	1,790
	Schibsted ASA, B	Media		162	2,040
	Telenor ASA	Diversified Telecommunication Services		1,125	10,289
	TOMRA Systems ASA	Commercial Services & Supplies		414	7,309
	Var Energi ASA	Oil, Gas & Consumable Fuels		690	2,247
	Yara International ASA	Chemicals		288	10,130

					189,236

	Poland 0.3%
a,b	Allegro.eu, 144A	Internet & Direct Marketing Retail		708	3,088
	Bank Pekao SA	Banks		285	3,503
a,b	Dino Polska SA, 144A	Food & Staples Retailing		84	5,136
a	InPost SA	Air Freight & Logistics		381	2,245
	KGHM Polska Miedz SA	Metals & Mining		246	4,366
	LPP SA	Textiles, Apparel & Luxury Goods		2	3,157
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		738	8,000
a	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		2,973	2,936
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		1,518	6,713
	Powszechny Zaklad Ubezpieczen SA	Insurance		969	4,544
	Santander Bank Polska SA	Banks		51	2,033

					45,721

	Portugal 0.3%
	EDP- Energias de Portugal SA	Electric Utilities		5,013	21,805
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		912	8,777
	Jeronimo Martins SGPS SA	Food & Staples Retailing		489	9,126

					39,708

	Russia 0.0%†
d	Evraz PLC	Metals & Mining		1,168	—

	Spain 3.7%
	Acciona SA	Electric Utilities		42	7,431
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		385	8,724
a,b	Aena SME SA, 144A	Transportation Infrastructure		126	13,195
a	Amadeus IT Group SA	IT Services		753	35,342
	Banco Bilbao Vizcaya Argentaria SA	Banks		10,833	49,035
	Banco Santander SA	Banks		29,445	69,158
	Bankinter SA	Banks		1,215	6,863
	CaixaBank SA	Banks		7,629	24,746
b	Cellnex Telecom SA, 144A	Diversified Telecommunication Services		1,065	33,167
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders		105	3,946
	Corporacion Mapfre SA	Insurance		1,707	2,659
	EDP Renovaveis SA	Independent Power Producers & Energy Traders		426	8,781
	Enagas SA	Gas Utilities		447	6,936
	Endesa SA	Electric Utilities		561	8,475
	Ferrovial SA	Construction & Engineering		831	19,041
	Fluidra SA	Machinery		195	2,965
a	Grifols SA	Biotechnology		564	4,907
	Iberdrola SA	Electric Utilities		10,569	99,211
	Industria de Diseno Textil SA	Specialty Retail		1,863	38,838
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	585	2,829
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	576	4,461
	Naturgy Energy Group SA	Gas Utilities		255	5,928
	Red Electrica Corp. SA	Electric Utilities		765	11,774
	Repsol SA	Oil, Gas & Consumable Fuels		2,220	25,674

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment	399	$7,006
	Telefonica SA	Diversified Telecommunication Services	9,027	29,855

				530,947

	Sweden 5.0%
	Alfa Laval AB	Machinery	549	13,773
a	Alleima AB	Metals & Mining	356	1,116
	Assa Abloy AB, B	Building Products	1,626	30,725
	Atlas Copco AB, A	Machinery	4,488	42,383
	Atlas Copco AB, B	Machinery	2,679	22,513
	Axfood AB	Food & Staples Retailing	189	4,341
	Beijer Ref AB	Trading Companies & Distributors	423	5,241
	Boliden AB	Metals & Mining	486	15,177
	Castellum AB	Real Estate Management & Development	444	5,007
	Electrolux AB, B	Household Durables	378	3,959
	Epiroc AB, A	Machinery	1,107	15,975
	Epiroc AB, B	Machinery	669	8,500
	EQT AB	Capital Markets	504	9,951
	Ericsson, B	Communications Equipment	5,337	31,495
	Essity AB, B	Household Products	1,080	21,488
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	285	22,774
a	Fastighets AB Balder, B	Real Estate Management & Development	1,086	4,380
	Getinge AB, B	Health Care Equipment & Supplies	402	6,944
	Hennes & Mauritz AB, B	Specialty Retail	1,554	14,488
	Hexagon AB, B	Electronic Equipment, Instruments & Components	3,321	31,332
	Holmen AB, B	Paper & Forest Products	171	6,541
	Husqvarna AB, A	Household Durables	36	201
	Husqvarna AB, B	Household Durables	738	4,130
	Industrivarden AB, A	Diversified Financial Services	399	8,115
	Industrivarden AB, C	Diversified Financial Services	306	6,157
	Indutrade AB	Machinery	498	8,185
	Investment AB Latour, B	Industrial Conglomerates	249	4,164
	Investor AB, A	Diversified Financial Services	942	14,562
	Investor AB, B	Diversified Financial Services	3,225	47,537
a	Kinnevik AB, B	Diversified Financial Services	426	5,666
	L E Lundbergforetagen AB, B	Diversified Financial Services	132	4,810
	Lifco AB, B	Industrial Conglomerates	411	5,785
	Nibe Industrier AB, B	Building Products	2,577	23,245
	Saab AB, B	Aerospace & Defense	159	4,980
	Sagax AB, B	Real Estate Management & Development	300	4,980
	Sagax AB, D	Real Estate Management & Development	165	372
	Sandvik AB	Machinery	1,908	26,228
	Securitas AB, B	Commercial Services & Supplies	562	3,930
	Skandinaviska Enskilda Banken AB, A	Banks	2,523	24,281
	Skandinaviska Enskilda Banken AB, C	Banks	30	319
	Skanska AB, B	Construction & Engineering	636	7,995
	SKF AB, B	Machinery	684	9,261
	Svenska Cellulosa AB, A	Paper & Forest Products	36	463
	Svenska Cellulosa AB, B	Paper & Forest Products	1,053	13,474
	Svenska Handelsbanken AB, A	Banks	2,634	21,746
	Svenska Handelsbanken AB, B	Banks	60	589
	Sweco AB, B	Construction & Engineering	351	2,960
	Swedbank AB, A	Banks	1,782	23,581
	Swedish Match AB	Tobacco	2,619	25,960
a	Swedish Orphan Biovitrum AB	Biotechnology	315	6,120
	Tele2 AB, B	Wireless Telecommunication Services	978	8,460
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	72	435
	Telia Co. AB	Diversified Telecommunication Services	4,551	13,135

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Trelleborg AB, B	Machinery	414	$7,830
	Vitrolife AB	Biotechnology	111	1,590
	Volvo AB, A	Machinery	357	5,302
	Volvo AB, B	Machinery	2,676	38,119
a	Volvo Car AB, B	Automobiles	957	4,202

				706,972

	Switzerland 16.5%
	ABB Ltd.	Electrical Equipment	2,697	70,696
	Adecco Group AG	Professional Services	282	7,853
	Alcon Inc.	Health Care Equipment & Supplies	816	48,201
	Bachem Holding AG	Life Sciences Tools & Services	57	3,637
	Baloise Holding AG	Insurance	81	10,427
	Banque Cantonale Vaudoise	Banks	51	4,855
	Barry Callebaut AG	Food Products	6	11,393
	Belimo Holding AG	Building Products	15	5,601
	BKW AG	Electric Utilities	33	3,960
	Chocoladefabriken Lindt & Spruengli AG	Food Products	4	38,852
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	906	86,785
a	Clariant AG	Chemicals	402	6,494
	Coca-Cola HBC AG	Beverages	330	6,977
	Credit Suisse Group AG	Capital Markets	4,632	18,712
	DKSH Holding AG	Professional Services	66	4,815
	Emmi AG	Food Products	3	2,344
	EMS-Chemie Holding AG	Chemicals	13	8,301
a	Flughafen Zurich AG	Transportation Infrastructure	33	4,925
	Geberit AG	Building Products	63	27,363
	Georg Fischer AG	Machinery	145	7,012
	Givaudan AG	Chemicals	16	48,817
	Helvetia Holding AG	Insurance	63	5,946
	Holcim Ltd., B	Construction Materials	966	40,220
	Julius Baer Group Ltd.	Capital Markets	375	16,573
	Kuehne + Nagel International AG	Marine	90	18,471
	Logitech International SA	Technology Hardware, Storage & Peripherals	258	12,045
	Lonza Group AG	Life Sciences Tools & Services	132	65,219
	Nestle SA	Food Products	4,782	520,250
	Novartis AG	Pharmaceuticals	3,636	279,022
	Partners Group Holding AG	Capital Markets	39	31,881
	PSP Swiss Property AG	Real Estate Management & Development	75	7,544
	Roche Holding AG, Bearer	Pharmaceuticals	48	18,912
	Roche Holding AG, Non-Voting	Pharmaceuticals	1,233	405,196
	Schindler Holding AG, PC	Machinery	72	11,313
	Schindler Holding AG	Machinery	33	5,029
	SGS SA	Professional Services	10	21,590
	SIG Combibloc Group AG	Containers & Packaging	675	13,839
	Sika AG	Chemicals	270	55,056
	Sonova Holding AG	Health Care Equipment & Supplies	90	20,117
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,122	35,443
	Straumann Holding AG	Health Care Equipment & Supplies	189	17,635
	Swatch Group AG	Textiles, Apparel & Luxury Goods	81	3,437
	Swiss Life Holding AG	Insurance	54	24,058
	Swiss Prime Site AG	Real Estate Management & Development	135	10,836
	Swiss Re AG	Insurance	513	38,132
	Swisscom AG	Diversified Telecommunication Services	45	21,191
	Tecan Group AG	Life Sciences Tools & Services	22	7,667
	Temenos AG	Software	108	7,400
	The Swatch Group AG	Textiles, Apparel & Luxury Goods	51	11,633
	UBS Group AG	Capital Markets	5,403	79,460

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
b,c	VAT Group AG, 144A	Machinery		45	$9,318
	Zurich Insurance Group AG	Insurance		264	105,949

					2,348,402

	United Kingdom 20.3%
	3i Group PLC	Capital Markets		1,689	20,608
	Abrdn PLC	Capital Markets		3,885	6,033
	Admiral Group PLC	Insurance		507	10,835
	Allfunds Group PLC	Capital Markets		417	3,095
	Anglo American PLC	Metals & Mining		2,139	65,317
	Ashtead Group PLC	Trading Companies & Distributors		783	35,714
	Associated British Foods PLC	Food Products		615	8,661
	AstraZeneca PLC	Pharmaceuticals		2,622	291,055
b	Auto Trader Group PLC, 144A	Interactive Media & Services		1,635	9,400
	AVEVA Group PLC	Software		210	7,366
	Aviva PLC	Insurance		4,956	21,477
	B&M European Value Retail SA	Multiline Retail		1,653	5,648
	BAE Systems PLC	Aerospace & Defense		5,595	49,328
	Barclays PLC	Banks		28,632	46,121
	Barratt Developments PLC	Household Durables		1,803	6,887
	Bellway PLC	Household Durables		225	4,277
	Berkeley Group Holdings PLC	Household Durables		183	6,735
	BP PLC	Oil, Gas & Consumable Fuels		32,916	159,139
	British American Tobacco PLC	Tobacco		3,975	143,169
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,644	6,436
	BT Group PLC	Diversified Telecommunication Services		12,327	16,699
	Bunzl PLC	Trading Companies & Distributors		597	18,393
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		699	14,108
a	Centrica PLC	Multi-Utilities		10,473	8,282
	CNH Industrial NV	Machinery		1,752	19,961
	Compass Group PLC	Hotels, Restaurants & Leisure		3,162	63,712
b	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		2,904	6,665
	Croda International PLC	Chemicals		240	17,270
	Dechra Pharmaceuticals PLC	Pharmaceuticals		204	5,971
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	207	4,668
	Diageo PLC	Beverages		4,002	169,651
	Direct Line Insurance Group PLC	Insurance		2,346	4,858
	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		996	2,477
	DS Smith PLC	Containers & Packaging		2,298	6,590
a	easyJet PLC	Airlines		642	2,124
	Electrocomponents PLC	Trading Companies & Distributors		834	9,021
	Endeavour Mining PLC	Metals & Mining		327	5,990
	Ferguson PLC	Trading Companies & Distributors		375	39,366
	GSK PLC	Pharmaceuticals		7,089	103,334
a	Haleon PLC	Personal Products		8,859	27,616
	Halma PLC	Electronic Equipment, Instruments & Components		672	15,341
	Hargreaves Lansdown PLC	Capital Markets		672	6,505
	Hikma Pharmaceuticals PLC	Pharmaceuticals		288	4,384
	HomeServe PLC	Commercial Services & Supplies		489	6,463
	Howden Joinery Group PLC	Trading Companies & Distributors		924	5,211
	HSBC Holdings PLC	Banks		35,706	186,259
	IMI PLC	Machinery		462	5,771
	Imperial Brands PLC	Tobacco		1,677	34,726
	Informa PLC	Media		2,553	14,797
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		327	15,948
	Intermediate Capital Group PLC	Capital Markets		501	5,496
a	International Consolidated Airlines Group SA	Airlines		2,019	2,134
	Intertek Group PLC	Professional Services		285	11,794

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	ITV PLC	Media		6,606	$4,224
	J Sainsbury PLC	Food & Staples Retailing		3,051	5,936
	JD Sports Fashion PLC	Specialty Retail		4,374	4,892
	Johnson Matthey PLC	Chemicals		321	6,566
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		327	5,182
	Kingfisher PLC	Specialty Retail		3,513	8,643
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,263	7,357
	Legal & General Group PLC	Insurance		10,515	25,413
	Lloyds Banking Group PLC	Banks		121,242	56,018
	London Stock Exchange Group PLC	Capital Markets		648	55,178
	M&G PLC	Diversified Financial Services		4,554	8,467
	Melrose Industries PLC	Industrial Conglomerates		7,119	8,122
	Mondi PLC	Paper & Forest Products		858	13,352
	National Grid PLC	Multi-Utilities		6,462	67,158
	NatWest Group PLC	Banks		9,015	22,733
	Next PLC	Multiline Retail		219	11,737
a,d	NMC Health PLC	Health Care Providers & Services		60	—
a	Ocado Group PLC	Food & Staples Retailing		975	5,143
	Pearson PLC	Media		1,302	12,598
	Pennon Group PLC	Water Utilities		474	4,164
a,b	Pepco Group NV, 144A	Multiline Retail		204	1,235
	Persimmon PLC	Household Durables		564	7,791
	Phoenix Group Holdings PLC	Insurance		1,302	7,657
	Prudential PLC	Insurance		4,875	48,640
	Reckitt Benckiser Group PLC	Household Products		1,269	84,655
	RELX PLC	Professional Services		3,288	80,822
	Renishaw PLC	Electronic Equipment, Instruments & Components		60	2,355
	Rentokil Initial PLC	Commercial Services & Supplies		3,309	17,638
	Rightmove PLC	Interactive Media & Services		1,479	7,961
a	Rolls-Royce Holdings PLC	Aerospace & Defense		14,850	11,536
	Royal Mail PLC	Air Freight & Logistics		1,614	3,323
	Schroders PLC	Capital Markets		1,170	5,085
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	2,130	17,904
	Severn Trent PLC	Water Utilities		444	11,672
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,548	18,153
	Smiths Group PLC	Industrial Conglomerates		645	10,872
	Spirax-Sarco Engineering PLC	Machinery		129	14,976
	SSE PLC	Electric Utilities		1,893	32,278
	St. James’s Place Capital PLC	Capital Markets		948	10,963
	Standard Chartered PLC	Banks		4,332	27,409
	Tate & Lyle PLC	Food Products		708	5,374
	Taylor Wimpey PLC	Household Durables		6,324	6,234
	Tesco PLC	Food & Staples Retailing		13,119	30,285
	The Sage Group PLC	Software		1,806	14,056
	Unilever PLC	Personal Products		4,497	199,244
	UNITE Group PLC	Equity Real Estate Investment Trusts (REITs	)	555	5,319
	United Utilities Group PLC	Water Utilities		1,209	11,995
	Vodafone Group PLC	Wireless Telecommunication Services		44,514	50,247
	Weir Group PLC	Machinery		459	7,207
	Whitbread PLC	Hotels, Restaurants & Leisure		357	9,174
a	Wise PLC, A	IT Services		810	5,973
	WPP PLC	Media		1,893	15,849

					2,885,651

	United States 0.3%
	Stellantis NV	Automobiles		3,591	43,172

	Total Common Stocks (Cost $19,579,782)				14,049,095

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.7%
	Germany 0.7%
e	ayerische Motoren Werke AG, 8.700%, pfd.	Automobiles	108	$7,078
e	Fuchs Petrolub SE, 3.962%, pfd.	Chemicals	126	3,209
e	Henkel AG & Co. KGaA, 3.032%, pfd.	Household Products	297	17,754
e	Sartorius AG, 0.353%, pfd.	Health Care Equipment & Supplies	44	15,393
e	Sixt SE, 9.740%, pfd.	Road & Rail	27	1,239
e	Volkswagen AG, 5.981%, pfd.	Automobiles	357	44,207

				88,880

	Spain 0.0%†
a,e	Grifols SA, pfd., B	Biotechnology	435	2,749

	Total Preferred Stocks (Cost $149,593)			91,629

	Right 0.0%†
	Sweden 0.0%†
a	Securitas AB, rts., 10/11/2022	Commercial Services & Supplies	2,100	876

	Total Rights (Cost $1,416)			876

	Total Investments (Cost $19,730,791) 99.6%			14,141,600
	Other Assets, less Liabilities 0.4%			62,297

	Net Assets 100.0%			$14,203,897

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $343,915, representing 2.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $92,765, representing 0.7% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	130,263	$17,408	10/04/22	$—	$(245)
Danish Krone	BOFA	Buy	4,540,337	598,220	10/04/22	—	(12)
Danish Krone	BOFA	Sell	4,670,600	632,753	10/04/22	17,383	—
Euro	BOFA	Buy	66,570	66,160	10/04/22	—	(945)
Euro	HSBK	Buy	66,570	66,160	10/04/22	—	(945)
Euro	UBSW	Buy	66,570	66,159	10/04/22	—	(944)
Euro	BOFA	Buy	2,320,297	2,273,125	10/04/22	—	(47)
Euro	HSBK	Buy	2,320,297	2,273,114	10/04/22	—	(35)
Euro	UBSW	Buy	2,320,297	2,273,102	10/04/22	—	(24)
Euro	UBSW	Sell	2,386,867	2,405,129	10/04/22	66,835	—
Euro	HSBK	Sell	2,386,867	2,405,150	10/04/22	66,857	—
Euro	BOFA	Sell	2,386,867	2,405,200	10/04/22	66,906	—
Great British Pound	DBAB	Buy	94,185	108,427	10/04/22	—	(3,288)
Great British Pound	DBAB	Buy	3,282,815	3,663,622	10/04/22	983	—
Great British Pound	DBAB	Sell	3,377,000	3,931,470	10/04/22	161,726	—
Norwegian Krone	BOFA	Buy	62,513	6,280	10/04/22	—	(543)
Norwegian Krone	BOFA	Buy	2,178,887	199,952	10/04/22	—	(4)

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	BOFA	Sell	2,241,400	$225,971	10/04/22	$20,286	$—
Polish Zloty	BOFA	Buy	7,171	1,501	10/04/22	—	(49)
Polish Zloty	BOFA	Buy	249,929	50,604	10/04/22	—	(1)
Polish Zloty	BOFA	Sell	257,100	54,493	10/04/22	2,437	—
Swedish Krona	BOFA	Buy	226,046	20,964	10/04/22	—	(595)
Swedish Krona	BOFA	Buy	7,878,854	709,981	10/04/22	—	(14)
Swedish Krona	BOFA	Sell	8,104,900	763,401	10/04/22	33,066	—
Swiss Franc	MSCO	Buy	66,233	67,627	10/04/22	—	(334)
Swiss Franc	MSCO	Buy	2,308,567	2,345,452	10/04/22	57	—
Swiss Franc	MSCO	Sell	2,374,800	2,439,573	10/04/22	26,772	—
Danish Krone	BOFA	Sell	4,389,700	579,519	11/02/22	—	(15)
Euro	UBSW	Sell	2,312,527	2,270,002	11/02/22	29	—
Euro	HSBK	Sell	2,312,527	2,270,011	11/02/22	38	—
Euro	BOFA	Sell	2,312,527	2,270,061	11/02/22	88	—
Great British Pound	DBAB	Sell	3,275,900	3,657,870	11/02/22	—	(1,304)
Norwegian Krone	BOFA	Sell	2,102,800	192,990	11/02/22	—	(13)
Swedish Krona	BOFA	Sell	7,833,100	706,733	11/02/22	—	(16)
Swiss Franc	MSCO	Sell	2,286,100	2,328,452	11/02/22	—	(163)
Polish Zloty	BOFA	Sell	225,500	45,421	11/03/22	—	(15)

Total Forward Exchange Contracts						$463,463	$(9,551)

Net unrealized appreciation (depreciation)							$453,912

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$32,475	12/16/22	$(2,661)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.82	$28.44		$19.34		$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.57	0.85		0.40		0.52	0.70	0.08

Net realized and unrealized gains (losses)	(6.98)	0.41		9.10		(4.47)	(1.48)	(0.01)

Total from investment operations	(6.41)	1.26		9.50		(3.95)	(0.78)	0.07

Less distributions from net investment income	(0.45)	(0.88)		(0.40)		(0.57)	(0.69)	(0.06)

Net asset value, end of period	$21.96	$28.82		$28.44		$19.34	$23.86	$25.33

Total return[d]	(22.36)%	4.23%		49.47%		(17.08)%	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	4.43%	2.77%		1.68%		2.14%	2.90%	0.78%

Supplemental data

Net assets, end of period (000’s)	$6,587	$10,088		$7,111		$8,702	$2,386	$2,533

Portfolio turnover rate[f]	2.48% [g]	5.94%	[g]	4.56%	[g]	2.60% [g]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.87%	5.94%	4.56%	2.60%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	France 97.5%
a	Accor SA	Hotels, Restaurants & Leisure		906	$19,180
a	Aeroports de Paris SA	Transportation Infrastructure		138	16,088
	Air Liquide SA	Chemicals		2,514	289,531
	Airbus SE	Aerospace & Defense		2,742	238,776
b	ALD SA, 144A	Road & Rail		396	3,670
	Alstom SA	Machinery		1,488	24,409
b	Amundi SA, 144A	Capital Markets		276	11,616
	Arkema SA	Chemicals		318	23,390
	AXA SA	Insurance		9,108	200,537
	Biomerieux	Health Care Equipment & Supplies		210	16,746
	BNP Paribas SA	Banks		5,268	225,036
	Bollore	Entertainment		4,884	22,593
	Bouygues SA	Construction & Engineering		1,044	27,461
	Bureau Veritas SA	Professional Services		1,410	31,742
	Capgemini SE	IT Services		786	127,436
	Carrefour SA	Food & Staples Retailing		2,904	40,440
	Cie de L’Odet SE	Air Freight & Logistics		2	2,257
	Cie Generale des Etablissements Michelin SCA	Auto Components		3,444	78,123
	Compagnie de Saint-Gobain	Building Products		2,262	82,102
	Covivio	Equity Real Estate Investment Trusts (REITs	)	246	11,934
	Credit Agricole SA	Banks		5,952	48,769
	Danone SA	Food Products		3,000	142,745
	Dassault Aviation SA	Aerospace & Defense		114	13,067
	Dassault Systemes SE	Software		3,294	115,316
	Edenred	IT Services		1,230	57,067
	EDF SA	Electric Utilities		3,084	35,923
	Eiffage SA	Construction & Engineering		360	29,103
	Engie SA	Multi-Utilities		8,166	94,734
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		1,464	201,291
	Eurazeo SE	Diversified Financial Services		240	12,661
a	Euroapi SA	Pharmaceuticals		233	3,889
a	Faurecia SE	Auto Components		780	8,581
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	252	19,861
	Getlink SE	Transportation Infrastructure		2,250	35,058
	Hermes International	Textiles, Apparel & Luxury Goods		153	182,412
	ICADE	Equity Real Estate Investment Trusts (REITs	)	156	5,838
	Ipsen SA	Pharmaceuticals		168	15,619
a	JCDecaux SA	Media		354	4,186
	Kering SA	Textiles, Apparel & Luxury Goods		359	161,269
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	936	16,413
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		432	12,895
	Legrand SA	Electrical Equipment		1,320	86,201
	L’Oreal SA	Personal Products		1,212	392,117
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,226	733,121
b	Neoen SA, 144A	Independent Power Producers & Energy Traders		216	7,266
	Orange SA	Diversified Telecommunication Services		9,426	85,398
	Pernod Ricard SA	Beverages		1,008	186,487
	Publicis Groupe	Media		1,110	53,174
	Remy Cointreau SA	Beverages		124	20,760
a	Renault SA	Automobiles		942	25,812
	Rexel SA	Trading Companies & Distributors		1,182	17,925
	Safran SA	Aerospace & Defense		1,716	158,038
	Sanofi	Pharmaceuticals		5,358	411,519
	Sartorius Stedim Biotech	Life Sciences Tools & Services		119	36,967
	Schneider Electric SE	Electrical Equipment		2,616	299,690
	SCOR SE	Insurance		732	10,660
	SEB SA	Household Durables		150	9,507

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Societe Generale SA	Banks	3,726	$74,518
	Sodexo SA	Hotels, Restaurants & Leisure	432	32,655
a	SOITEC	Semiconductors & Semiconductor Equipment	120	13,948
	Somfy SA	Electrical Equipment	36	3,354
	Teleperformance	Professional Services	286	73,099
	Thales SA	Aerospace & Defense	492	54,465
	TotalEnergies SE	Oil, Gas & Consumable Fuels	11,640	550,486
a	Ubisoft Entertainment SA	Entertainment	468	12,984
	Valeo	Auto Components	1,200	18,374
	Veolia Environnement SA	Multi-Utilities	3,066	59,201
	Vinci SA	Construction & Engineering	2,442	198,968
	Vivendi SA	Media	3,420	26,709
	Wendel SE	Diversified Financial Services	132	9,550
a,b,c	Worldline SA, 144A, Reg S	IT Services	1,200	47,823

				6,420,540

	Luxembourg 0.5%
	Eurofins Scientific SE	Life Sciences Tools & Services	606	36,285

	Netherlands 0.4%
b,c	Euronext NV, 144A, Reg S	Capital Markets	402	25,638

	Switzerland 1.5%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,114	98,368

	Total Investments (Cost $ 8,467,663) 99.9%			6,580,831
	Other Assets, less Liabilities 0.1%			6,492

	Net Assets 100.0%			$6,587,323

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $108,908, representing 1.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $73,461, representing 1.1% of net assets.

See Note 8 regarding other derivative information.

See Abbreviations on page 332

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.37	$25.98	$16.73		$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.52	0.70	0.61		0.52	0.53	0.05

Net realized and unrealized gains (losses)	(6.81)	(3.63)	9.29		(3.92)	(3.83)	(1.00)

Total from investment operations	(6.29)	(2.93)	9.90		(3.40)	(3.30)	(0.95)

Less distributions from net investment income	(0.59)	(0.68)	(0.65)		(0.57)	(0.60)	—

Net asset value, end of period	$15.49	$22.37	$25.98		$16.73	$20.70	$24.60

Total return[d]	(28.52)%	(11.68)%	59.79%		(17.00)%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	5.47%	2.73%	2.66%		2.46%	2.44%	0.52%

Supplemental data

Net assets, end of period (000’s)	$13,167	$16,775	$9,093		$4,182	$4,140	$2,460

Portfolio turnover rate[f]	2.93% [g]	6.70% [g]	5.79%	[g]	5.74% [g]	10.75%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.93%	6.70%	5.79%	5.74%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value

	Common Stocks 94.7%
	Germany 93.5%
	1&1 Drillisch AG	Wireless Telecommunication Services	629	$8,362
	Adidas AG	Textiles, Apparel & Luxury Goods	2,312	269,257
	Allianz SE	Insurance	5,610	889,226
	Aroundtown SA	Real Estate Management & Development	14,858	32,852
	BASF SE	Chemicals	12,631	490,009
	Bayer AG	Pharmaceuticals	13,566	630,142
	Bayerische Motoren Werke AG	Automobiles	4,420	303,060
	Bechtle AG	IT Services	1,122	40,812
	Beiersdorf AG	Personal Products	1,377	136,179
	Brenntag AG	Trading Companies & Distributors	2,142	130,899
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	510	53,684
a	Commerzbank AG	Banks	14,382	103,444
	Continental AG	Auto Components	1,479	66,577
b	Covestro AG, 144A	Chemicals	2,465	71,334
a	CTS Eventim AG & Co. KGaA	Entertainment	816	33,990
	Daimler AG	Automobiles	11,628	596,338
a	Daimler Truck Holding AG	Machinery	5,814	132,994
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	2,635	97,937
	Deutsche Bank AG	Capital Markets	27,965	209,469
	Deutsche Boerse AG	Capital Markets	2,533	417,504
a	Deutsche Lufthansa AG	Airlines	8,262	47,900
	Deutsche Post AG	Air Freight & Logistics	13,362	407,298
	Deutsche Telekom AG	Diversified Telecommunication Services	46,716	800,527
	Deutsche Wohnen AG	Real Estate Management & Development	663	12,669
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	476	11,453
	E.ON SE	Multi-Utilities	30,566	236,438
	Evonik Industries AG	Chemicals	2,618	44,241
a	Evotec SE	Life Sciences Tools & Services	2,193	38,574
	Fielmann AG	Specialty Retail	340	10,978
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	493	17,962
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,805	79,772
	Fresenius SE & Co. KGaA	Health Care Providers & Services	5,627	120,999
	Fuchs Petrolub SE	Chemicals	459	10,140
	GEA Group AG	Machinery	2,261	73,848
	Hannover Rueck SE	Insurance	833	125,835
	HeidelbergCement AG	Construction Materials	2,006	80,278
	Hella GmbH & Co. KGaA	Auto Components	306	20,415
a	HelloFresh SE	Internet & Direct Marketing Retail	2,261	48,176
	Henkel AG & Co. KGaA	Household Products	1,411	80,587
	Hochtief AG	Construction & Engineering	272	13,019
	Infineon Technologies AG	Semiconductors &Semiconductor Equipment	18,003	400,528
	KION Group AG	Machinery	1,071	20,790
	Knorr-Bremse AG	Machinery	901	39,173
	Lanxess AG	Chemicals	1,173	34,554
	LEG Immobilien AG	Real Estate Management & Development	1,020	61,314
	Merck KGaA	Pharmaceuticals	1,785	291,679
a	METRO AG	Food & Staples Retailing	1,836	12,878
	MTU Aero Engines AG	Aerospace & Defense	737	111,369
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,938	469,894
	Nemetschek AG	Software	748	36,075
	Puma SE	Textiles, Apparel & Luxury Goods	1,377	64,710
	Rational AG	Machinery	68	33,341
	Rheinmetall AG	Industrial Conglomerates	595	92,213
	RWE AG	Multi-Utilities	8,704	322,231
	SAP SE	Software	15,300	1,260,845
	Sartorius AG	Health Care Equipment & Supplies	34	10,292

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
b	Scout24 AG, 144A, Reg S	Interactive Media & Services	1,071	$54,265
	Siemens AG	Industrial Conglomerates	10,421	1,033,144
a	Siemens Energy AG	Electrical Equipment	5,916	65,983
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	3,791	164,449
	Sixt SE	Road & Rail	187	15,031
	Symrise AG	Chemicals	1,802	177,327
a	Talanx AG	Insurance	731	26,067
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	12,461	25,306
a	thyssenkrupp AG	Metals & Mining	6,817	29,291
	Traton SE	Machinery	697	8,358
	Uniper SE	Independent Power Producers & Energy Traders	1,207	4,619
	United Internet AG	Diversified Telecommunication Services	1,513	28,547
	Vantage Towers AG	Diversified Telecommunication Services	1,275	33,150
	Varta AG	Electrical Equipment	187	5,377
	Volkswagen AG	Automobiles	391	64,600
	Vonovia SE	Real Estate Management & Development	11,016	239,686
	Wacker Chemie AG	Chemicals	204	21,214
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	3,026	59,970

				12,313,448

	Luxembourg 0.2%
	RTL Group SA	Media	527	16,799
a	SUSE SA	Software	544	8,090

				24,889

	Netherlands 1.0%

a	QIAGEN NV	Life Sciences Tools & Services	3,026	127,411

	Total Common Stocks (Cost $18,662,856)			12,465,748

	Preferred Stocks 5.2%
	Germany 5.2%
c	Bayerische Motoren Werke AG, 8.700%, pfd.	Automobiles	816	53,479
c	Fuchs Petrolub SE, 3.962%, pfd.	Chemicals	969	24,681
c	Henkel AG & Co. KGaA, 3.032%, pfd.	Household Products	2,329	139,224
c	Sartorius AG, 0.353%, pfd.	Health Care Equipment & Supplies	340	118,943
c	Sixt SE, 9.740%, pfd.	Road & Rail	221	10,143
c	Volkswagen AG, 5.981%, pfd.	Automobiles	2,788	345,232

	Total Preferred Stocks (Cost $1,046,007)			691,702

	Total Investments (Cost $19,708,863) 99.9%			13,157,450
	Other Assets, less Liabilities 0.1%			9,397

	Net Assets 100.0%			$13,166,847

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $459,409, representing 3.5% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

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Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$23.43	$28.10	$20.58		$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.58	0.74	0.72		0.77	0.66	0.16

Net realized and unrealized gains (losses)	(4.83)	(4.72)	7.61		(6.25)	0.59	0.78

Total from investment operations	(4.25)	(3.98)	8.33		(5.48)	1.25	0.94

Less distributions from net investment income	(0.42)	(0.69)	(0.81)		(0.76)	(0.60)	(0.07)

Net asset value, end of period	$18.76	$23.43	$28.10		$20.58	$26.82	$26.17

Total return[d]	(18.38)%	(14.41)%	41.14%		(20.90)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	5.27%	2.79%	2.99%		3.10%	2.67%	1.49%

Supplemental data

Net assets, end of period (000’s)	$11,254	$17,573	$16,862		$15,433	$20,118	$7,852

Portfolio turnover rate[f]	5.10% [g]	9.91% [g]	14.84%	[g]	5.99% [g]	5.33%	0.93%
aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.10%	9.74%	14.84%	5.99%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry	Shares	Value
	Common Stocks 99.3%
	Cambodia 0.2%
a	NagaCorp Ltd.	Hotels, Restaurants & Leisure	40,372	$26,538

	China 10.1%
a	AAC Technologies Holdings Inc., H	Electronic Equipment, Instruments & Components	20,000	31,287
	BOC Hong Kong (Holdings) Ltd.	Banks	103,000	343,119
b	Budweiser Brewing Co. APAC Ltd., H, 144A	Beverages	48,800	127,752
a	China Travel International Investment Hong Kong Ltd., A	Hotels, Restaurants & Leisure	80,000	14,064
	Chow Tai Fook Jewellery Co. Ltd., A	Specialty Retail	50,400	94,895
a,b	ESR Cayman Ltd., H, 144A	Real Estate Management & Development	58,400	147,304
a	HUTCHMED China Ltd.	Pharmaceuticals	14,000	23,577
	Kerry Logistics Network Ltd.	Air Freight & Logistics	8,000	12,861
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	216,000	150,239
a	MMG Ltd.	Metals & Mining	68,000	16,286
	Nexteer Automotive Group Ltd.	Auto Components	24,000	13,024
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	22,217
	SITC International Holdings Co. Ltd.	Marine	33,000	61,040
	Want Want China Holdings Ltd.	Food Products	124,000	81,035

				1,138,700

	Hong Kong 77.5%
	AIA Group Ltd., A	Insurance	260,200	2,169,466
	ASM Pacific Technology Ltd., A	Semiconductors & Semiconductor Equipment	8,800	53,585
	Cafe de Coral Holdings Ltd., A	Hotels, Restaurants & Leisure	8,000	9,957
a	Cathay Pacific Airways Ltd., A	Airlines	28,000	29,534
	Champion REIT, A	Equity Real Estate Investment Trusts (REITs)	56,000	19,761
	CK Asset Holdings Ltd.	Real Estate Management & Development	57,000	342,731
	CK Infrastructure Holdings Ltd., A	Electric Utilities	17,000	86,734
	CLP Holdings Ltd.	Electric Utilities	47,000	355,349
	Dah Sing Banking Group Ltd., A	Banks	9,600	6,359
	Dah Sing Financial Group, H	Banks	4,000	9,111
	Dairy Farm International Holdings Ltd., A	Food & Staples Retailing	8,800	20,328
	Guotai Junan International Holdings Ltd.	Capital Markets	76,000	5,615
a	Haitong International Securities Group Ltd.	Capital Markets	84,000	7,170
	Hang Lung Group Ltd.	Real Estate Management & Development	24,000	38,767
	Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	85,321
	Hang Seng Bank Ltd.	Banks	20,800	315,846
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	37,000	103,696
	Hong Kong and China Gas Co. Ltd.	Gas Utilities	312,000	275,040
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets	36,500	1,253,570
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	32,000	141,440
	Huabao International Holdings Ltd.	Chemicals	28,000	12,984
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Diversified Telecommunication Services	32,000	4,688
	Hysan Development Co. Ltd.	Real Estate Management & Development	17,000	42,836
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,700	288,648
	Johnson Electric Holdings Ltd.	Electrical Equipment	10,000	10,038
b	JS Global Lifestyle Co. Ltd., 144A	Household Durables	36,000	34,808
	Kerry Properties Ltd.	Real Estate Management & Development	18,000	34,166
	Link REIT	Equity Real Estate Investment Trusts (REITs)	60,800	425,218
	Man Wah Holdings Ltd.	Household Durables	44,800	28,535
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure	24,000	18,650
	MTR Corp. Ltd.	Road & Rail	41,500	190,585
	New World Development Co. Ltd.	Real Estate Management & Development	40,000	113,632
	NWS Holdings Ltd.	Industrial Conglomerates	40,000	36,179
	Orient Overseas International Ltd.	Marine	3,800	66,561
	PCCW Ltd.	Diversified Telecommunication Services	120,000	54,268
	Power Assets Holdings Ltd.	Electric Utilities	39,500	198,257
	Sino Land Co. Ltd.	Real Estate Management & Development	104,000	137,520

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	41,000	$453,617
	Swire Pacific Ltd., A	Real Estate Management & Development	14,500	108,521
	Swire Pacific Ltd., B	Real Estate Management & Development	27,500	32,125
	Swire Properties Ltd.	Real Estate Management & Development	30,400	65,448
	Techtronic Industries Co. Ltd.	Household Durables	37,500	362,345
	The Bank of East Asia Ltd., A	Banks	27,200	29,799
	The Wharf Holdings Ltd.	Real Estate Management & Development	35,000	112,135
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	216,000	24,765
a	Vitasoy International Holdings Ltd.	Food Products	22,600	28,128
	VTech Holdings Ltd.	Communications Equipment	4,800	27,547
b	WH Group Ltd., 144A, Reg S	Food Products	225,748	142,353
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	44,060	200,377
	Xinyi Glass Holdings Ltd.	Auto Components	58,400	84,960
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	20,000	25,580

				8,724,653

	Indonesia 0.2%
	First Pacific Co. Ltd.	Diversified Financial Services	64,000	19,486

	Italy 0.6%
	Prada SpA	Textiles, Apparel & Luxury Goods	14,800	68,628

	Luxembourg 0.3%
	L’Occitane International SA	Specialty Retail	13,000	39,497

	Macau 5.4%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	62,000	366,476
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	20,800	11,500
a	Sands China Ltd.	Hotels, Restaurants & Leisure	68,800	172,660
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	68,000	25,468
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	43,200	27,736

				603,840

	Singapore 0.4%
b	BOC Aviation Ltd., A, 144A	Trading Companies & Distributors	6,000	42,612

	Taiwan 0.0%†
a,b	FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	28,000	3,317

	United Kingdom 3.8%
	CK Hutchison Holdings Ltd., A	Real Estate Management & Development	76,500	422,948

	United States 0.8%
a,b	Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	37,200	90,134

	Total Investments (Cost $15,063,230) 99.3%			11,180,353
	Other Assets, less Liabilities 0.7%			73,894

	Net Assets 100.0%			$11,254,247

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $588,280, representing 5.2% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	3	$65,772	10/28/22	$(2,203)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.34	$27.70		$15.98		$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.19	0.27		0.20		0.26	0.29	0.09

Net realized and unrealized gains (losses)	(2.71)	4.09		11.70		(7.43)	0.53	(1.07)

Total from investment operations	(2.52)	4.36		11.90		(7.17)	0.82	(0.98)

Less distributions from net investment income	—	(0.72)		(0.18)		(0.21)	(0.20)	—

Net asset value, end of period	$28.82	$31.34		$27.70		$15.98	$23.36	$22.74

Total return[d]	(8.04)%	15.75%		74.87%		(30.98)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income	1.28%	0.86%		0.89%		1.20%	1.33%	2.78%

Supplemental data

Net assets, end of period (000’s)	$53,325	$50,140		$23,544		$8,790	$7,007	$2,274

Portfolio turnover rate[f]	2.41% [g]	10.73%	[g]	23.48%	[g]	36.55% [g]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.41%	8.16%	16.91%	6.83%

222	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 101.3%
	India 101.3%
a	3M India Ltd.	Industrial Conglomerates	148	$44,766
	Aarti Industries Ltd.	Chemicals	9,842	90,137
	ABB India Ltd.	Electrical Equipment	2,849	108,159
	ACC Ltd.	Construction Materials	4,514	134,039
	Adani Enterprises Ltd.	Trading Companies & Distributors	14,541	617,693
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	21,201	589,189
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	42,291	426,620
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	51,171	234,936
	Adani Total Gas Ltd.	Gas Utilities	14,800	607,609
a	Adani Transmission Ltd.	Electric Utilities	13,542	547,631
a	Adani Wilmar Ltd.	Food Products	8,436	78,344
a	Aditya Birla Capital Ltd.	Diversified Financial Services	23,199	31,882
	Alkem Laboratories Ltd.	Pharmaceuticals	1,332	53,659
	Ambuja Cements Ltd.	Construction Materials	36,667	232,394
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	5,291	285,092
	Ashok Leyland Ltd.	Machinery	76,146	142,883
	Asian Paints Ltd.	Chemicals	24,087	989,654
	Astral Ltd.	Building Products	4,736	129,966
b	AU Small Finance Bank Ltd., 144A	Banks	17,390	132,363
	Aurobindo Pharma Ltd.	Pharmaceuticals	13,875	87,086
a,b	Avenue Supermarts Ltd., 144A	Food & Staples Retailing	7,955	428,942
	Axis Bank Ltd.	Banks	121,397	1,094,123
	Bajaj Auto Ltd.	Automobiles	3,700	160,448
	Bajaj Finance Ltd.	Consumer Finance	12,580	1,134,386
	Bajaj Finserv Ltd.	Diversified Financial Services	20,387	420,602
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	1,443	113,358
	Balkrishna Industries Ltd.	Auto Components	4,292	99,379
a,b	Bandhan Bank Ltd, 144A	Banks	42,365	138,836
	Bank of Baroda	Banks	54,168	88,159
	Bank of India	Banks	26,344	15,609
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	3,256	72,904
	Bayer CropScience Ltd.	Chemicals	703	42,197
	Berger Paints India Ltd.	Chemicals	12,839	97,376
	Bharat Electronics Ltd.	Aerospace & Defense	176,490	219,009
	Bharat Forge Ltd.	Auto Components	13,320	113,877
a	Bharat Heavy Electricals Ltd.	Electrical Equipment	65,934	48,548
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	52,947	198,377
	Bharti Airtel Ltd.	Wireless Telecommunication Services	7,585	37,486
	Bharti Airtel Ltd.	Wireless Telecommunication Services	123,432	1,213,666
	Bharti Infratel Ltd.	Diversified Telecommunication Services	47,101	114,320
	Biocon Ltd.	Biotechnology	24,605	87,999
	Bosch Ltd.	Auto Components	444	86,315
	Britannia Industries Ltd.	Food Products	6,364	300,637
	Canara Bank Ltd.	Banks	19,573	55,037
	Castrol India Ltd.	Chemicals	26,159	36,239
a	CG Power & Industrial Solutions Ltd.	Electrical Equipment	37,333	108,165
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	21,275	191,485
	Cipla Ltd.	Pharmaceuticals	27,343	374,746
	Coal India Ltd.	Oil, Gas & Consumable Fuels	100,640	262,575
	Coforge Ltd.	IT Services	1,924	79,512
	Colgate-Palmolive India Ltd.	Personal Products	7,067	141,546
	Container Corp. Of India Ltd.	Road & Rail	14,578	127,526
	Coromandel International Ltd.	Chemicals	5,772	70,540
	Cummins India Ltd.	Machinery	7,104	104,428
	Dabur India Ltd.	Personal Products	31,043	218,633
	Dalmia Bharat Ltd.	Construction Materials	4,440	87,216
	Deepak Nitrite Ltd.	Chemicals	3,885	97,231
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	6,808	310,075

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Dixon Technologies India Ltd.	Household Durables		1,887	$101,402
	DLF Ltd.	Real Estate Management & Development		33,115	145,199
b	Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services		1,887	58,424
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		6,438	343,120
	Eicher Motors Ltd.	Automobiles		7,400	333,982
	Emami Ltd.	Personal Products		11,285	69,956
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	32,523	138,262
	Exide Industries Ltd.	Auto Components		24,346	46,970
	Federal Bank Ltd.	Banks		83,102	121,306
a	FSN E-Commerce Ventures Ltd.	Internet & Catalog Retail		3,219	50,336
	GAIL India Ltd.	Gas Utilities		140,655	150,508
b	General Insurance Corp. of India, 144A	Insurance		5,624	8,500
	Gillette India Ltd.	Personal Products		370	23,532
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		2,257	39,518
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		7,992	38,181
a	GMR Infrastructure Ltd.	Construction & Engineering		132,275	57,803
a	Godrej Consumer Products Ltd.	Personal Products		19,351	216,569
a	Godrej Industries Ltd.	Chemicals		4,736	25,557
a	Godrej Properties Ltd.	Real Estate Management & Development		4,773	70,048
	Grasim Industries Ltd.	Construction Materials		20,498	422,010
	Gujarat Fluorochemicals Ltd.	Chemicals		1,850	89,720
	Gujarat Gas Ltd.	Gas Utilities		10,397	64,317
	Havells India Ltd.	Electrical Equipment		12,765	211,604
	HCL Technologies Ltd.	IT Services		57,942	664,061
b	HDFC Asset Management Co. Ltd., 144A	Capital Markets		3,663	85,083
b	HDFC Life Insurance Co. Ltd., 144A	Insurance		51,726	337,279
	Hero MotoCorp Ltd.	Automobiles		6,956	217,971
	Hindalco Industries Ltd.	Metals & Mining		75,295	361,475
	Hindustan Aeronautics Ltd.	Aerospace & Defense		4,440	127,978
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		37,481	99,656
	Hindustan Unilever Ltd.	Household Products		47,323	1,568,557
	Hindustan Zinc Ltd.	Metals & Mining		12,358	40,590
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components		119	58,518
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		93,573	2,631,449
	ICICI Bank Ltd.	Banks		83,546	885,256
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		12,728	180,106
b,c	ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance		20,572	133,002
a	IDFC First Bank Ltd.	Banks		164,354	100,712
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure		44,215	180,281
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		216,820	178,437
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies		14,060	122,019
b	Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services		92,685	24,211
	Indraprastha Gas Ltd.	Gas Utilities		18,352	89,514
	Info Edge India Ltd.	Interactive Media & Services		4,070	193,146
	Infosys Ltd.	IT Services		189,588	3,294,026
a,b,c	InterGlobe Aviation Ltd., 144A, Reg S	Airlines		5,698	129,949
	Ipca Laboratories Ltd.	Pharmaceuticals		7,400	83,232
	ITC Ltd.	Tobacco		157,842	644,552
	Jindal Steel & Power Ltd.	Metals & Mining		20,868	109,943
	JSW Energy Ltd.	Independent Power Producers & Energy Traders		20,646	76,225
	JSW Steel Ltd.	Metals & Mining		53,502	415,415
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		19,388	148,405
	Kansai Nerolac Paints Ltd.	Chemicals		6,882	41,422
	L&T Finance Holdings Ltd.	Diversified Financial Services		45,769	42,027
b	L&T Technology Services Ltd., 144A	Professional Services		1,406	62,074
b,c	Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services		2,368	129,761

224	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Larsen & Toubro Ltd.	Construction & Engineering	36,778	$835,325
b	Laurus Labs Ltd., 144A	Pharmaceuticals	19,166	120,861
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	17,723	90,160
	Linde India Ltd.	Chemicals	1,147	46,694
	Lupin Ltd.	Pharmaceuticals	12,913	107,914
a	Macrotech Developers Ltd.	Real Estate Management & Development	4,144	47,078
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	31,339	71,364
	Mahindra & Mahindra Ltd.	Automobiles	49,136	765,990
a	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	11,544	8,422
	Marico Ltd.	Personal Products	27,528	182,000
	Maruti Suzuki India Ltd.	Automobiles	7,067	766,903
a	Max Financial Services Ltd.	Insurance	12,987	121,742
a	Max Healthcare Institute Ltd.	Health Care Providers & Services	39,146	196,280
	Minda Industries Ltd.	Auto Components	8,917	61,284
	Mindtree Ltd.	IT Services	2,331	90,521
	Mphasis Ltd.	IT Services	4,810	123,435
	MRF Ltd.	Auto Components	148	148,552
	Muthoot Finance Ltd.	Consumer Finance	5,735	73,320
	Nestle India Ltd.	Food Products	1,924	452,785
	NHPC Ltd.	Independent Power Producers & Energy Traders	119,473	52,429
b	Nippon Life India Asset Management Ltd., 144A	Capital Markets	8,473	27,981
	NMDC Ltd.	Metals & Mining	61,383	96,393
	NTPC Ltd.	Independent Power Producers & Energy Traders	236,948	465,005
	Oberoi Realty Ltd.	Real Estate Management & Development	6,179	69,711
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	196,581	306,406
	Oil India Ltd.	Oil, Gas & Consumable Fuels	17,649	37,847
a	One 97 Communications Ltd.	IT Services	4,921	38,590
	Oracle Financial Services Software Ltd.	Software	1,221	44,764
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	306	190,579
a	PB Fintech Ltd.	Insurance	8,510	49,433
	Persistent Systems Ltd.	IT Services	2,553	101,717
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	40,552	99,646
	PI Industries Ltd.	Chemicals	3,848	141,825
	Pidilite Industries Ltd.	Chemicals	8,103	267,968
	Piramal Enterprises Ltd.	Pharmaceuticals	6,707	71,253
a	Piramal Pharma Ltd.	Pharmaceuticals	27,528	74,149
	Polycab India Ltd.	Electrical Equipment	1,369	43,093
	Power Finance Corp. Ltd.	Diversified Financial Services	62,900	80,876
	Power Grid Corp. of India Ltd.	Electric Utilities	167,980	438,166
	Punjab National Bank	Banks	58,386	26,232
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	7,326	52,123
a,b,c	RBL Bank Ltd., 144A, Reg S	Banks	24,309	33,990
	REC Ltd.	Diversified Financial Services	67,093	77,525
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	3,922	48,541
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	179,413	5,243,918
	Samvardhana Motherson International Ltd.	Auto Components	76,960	103,116
	SBI Cards & Payment Services Ltd.	Consumer Finance	15,392	172,838
b	SBI Life Insurance Co. Ltd., 144A	Insurance	22,422	344,649
	Schaeffler India Ltd.	Machinery	2,146	84,740
	Shree Cement Ltd.	Construction Materials	740	191,325
	Shriram Transport Finance Co. Ltd.	Consumer Finance	10,545	155,230
	Siemens Ltd.	Industrial Conglomerates	4,736	161,307
b	Sona Blw Precision Forgings Ltd., 144A	Auto Components	13,986	79,728
	SRF Ltd.	Chemicals	7,511	231,139
a	Star Health & Allied Insurance Co. Ltd.	Insurance	4,403	38,225
	State Bank of India	Banks	95,386	622,139
	Steel Authority of India Ltd.	Metals & Mining	78,033	73,619
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	58,016	676,534

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Sun TV Network Ltd.	Media	5,143	$32,169
	Tata Communications Ltd.	Diversified Telecommunication Services	6,179	87,409
	Tata Consultancy Services Ltd.	IT Services	54,501	2,012,888
	Tata Consumer Products Ltd.	Food Products	32,227	318,046
	Tata Elxsi Ltd.	Software	1,813	190,690
a	Tata Motors Ltd.	Automobiles	20,387	49,031
a	Tata Motors Ltd., A	Automobiles	98,050	487,651
	Tata Power Co. Ltd.	Electric Utilities	88,430	235,339
	Tata Steel Ltd.	Metals & Mining	435,268	531,302
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	27,380	34,801
	Tech Mahindra Ltd.	IT Services	32,301	400,471
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	22,200	711,412
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	5,106	97,904
	Torrent Power Ltd.	Electric Utilities	11,729	70,200
	Trent Ltd.	Multiline Retail	9,731	169,856
	Tube Investments of India Ltd.	Auto Components	5,217	175,993
	TVS Motor Co. Ltd.	Automobiles	10,730	136,151
	UltraTech Cement Ltd.	Construction Materials	6,105	469,414
	Union Bank of India Ltd.	Banks	60,458	33,183
	United Breweries Ltd.	Beverages	3,737	78,409
a	United Spirits Ltd.	Beverages	15,392	159,367
	UPL Ltd.	Chemicals	28,194	232,913
	Varun Beverages Ltd.	Beverages	10,748	137,958
	Vedanta Ltd.	Metals & Mining	66,082	219,363
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	432,604	46,796
	Voltas Ltd.	Construction & Engineering	12,210	136,049
	Whirlpool of India Ltd.	Household Durables	1,665	33,453
	Wipro Ltd.	IT Services	67,303	326,168
a	Yes Bank Ltd.	Banks	661,100	127,180
	Zee Entertainment Enterprises Ltd.	Media	44,326	140,659
a	Zomato Ltd.	Internet & Catalog Retail	243,497	186,623
	Zydus Lifesciences Ltd.	Pharmaceuticals	13,690	65,109

	Total Investments (Cost $49,608,914) 101.3%			53,998,101
	Other Assets, less Liabilities (1.3)%			(673,174)

	Net Assets 100.0%			$53,324,927

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $2,455,739, representing 4.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $606,808, representing 1.1% of net assets.

See Abbreviations on page 332.

226	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.65	$26.50	$17.61	$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.63	0.85	0.67	0.90	0.46	0.11

Net realized and unrealized gains (losses)	(6.84)	(1.59)	8.80	(5.52)	(2.99)	0.70

Total from investment operations	(6.21)	(0.74)	9.47	(4.62)	(2.53)	0.81

Less distributions from net investment income	(0.57)	(1.11)	(0.58)	(0.90)	(0.61)	(0.05)

Net asset value, end of period	$17.87	$24.65	$26.50	$17.61	$23.13	$26.27

Total return[d]	(25.44)%	(3.15)%	54.64%	(20.84)%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	5.99%	3.15%	3.04%	3.85%	2.05%	1.01%

Supplemental data

Net assets, end of period (000’s)	$2,681	$3,698	$3,974	$2,641	$10,410	$2,627

Portfolio turnover rate[f]	5.49% [g]	12.75% [g]	17.45%[g]	9.89% [g]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.49%	12.75%	17.45%	9.89%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	227

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Italy 88.8%
	A2A SpA	Multi-Utilities	16,890	$16,543
	Amplifon SpA	Health Care Providers & Services	1,428	37,632
	Assicurazioni Generali SpA	Insurance	11,868	163,003
	Atlantia SpA	Transportation Infrastructure	4,503	99,741
	Banca Mediolanum SpA	Diversified Financial Services	2,664	16,885
	Buzzi Unicem SpA	Construction Materials	954	13,631
	Davide Campari-Milano NV	Beverages	5,526	49,328
	De’ Longhi SpA	Household Durables	765	11,294
	DiaSorin SpA	Health Care Equipment & Supplies	248	27,891
	Enel SpA	Electric Utilities	63,438	262,509
	Eni SpA	Oil, Gas & Consumable Fuels	20,319	217,169
	Ferrari NV	Automobiles	1,022	191,930
	FinecoBank Banca Fineco SpA	Banks	6,780	84,586
	Hera SpA	Multi-Utilities	8,706	18,644
a,b	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	3,912	34,377
	Interpump Group SpA	Machinery	885	28,975
	Intesa Sanpaolo SpA	Banks	137,676	229,664
	Italgas Reti SpA	Gas Utilities	5,460	25,546
	Leonardo SpA	Aerospace & Defense	4,431	31,567
	Mediobanca Banca di Credito Finanziario SpA	Banks	7,203	56,875
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,043	84,840
a,c	Nexi SpA, 144A	IT Services	8,415	68,769
a	Pirelli & C SpA, 144A	Auto Components	5,421	17,844
a,b	Poste Italiane SpA, 144A, Reg S	Insurance	5,067	38,669
	Prysmian SpA	Electrical Equipment	2,763	80,175
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,077	39,766
	Reply SpA	IT Services	251	26,458
	Snam SpA	Gas Utilities	20,376	82,760
c	Telecom Italia SpA	Diversified Telecommunication Services	118,872	22,161
c	Telecom Italia SpA/Milano	Diversified Telecommunication Services	67,173	12,174
	Tenaris SA	Energy Equipment & Services	5,190	67,444
	Terna - Rete Elettrica Nazionale	Electric Utilities	13,365	81,831
	UniCredit SpA	Banks	12,660	129,704
	UnipolSai Assicurazioni SpA	Insurance	4,719	9,847

				2,380,232

	United Kingdom 3.5%
	CNH Industrial NV	Machinery	8,307	94,644

	United States 7.6%
	Stellantis NV	Automobiles	16,971	204,030

	Total Investments (Cost $ 3,322,879) 99.9%			2,678,906
	Other Assets, less Liabilities 0.1%			2,131

	Net Assets 100.0%			$2,681,037

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $159,659, representing 6.0% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $73,046, representing 2.7% of net assets.

cNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.42	$30.25	$21.93		$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income	0.29	0.63	0.53		0.56	0.59	0.44

Net realized and unrealized gains (losses)	(5.84)	(2.76)	8.24		(2.22)	(2.76)	0.37

Total from investment operations	(5.55)	(2.13)	8.77		(1.66)	(2.17)	0.81

Less distributions from net investment income	(0.26)	(0.70)	(0.45)		(0.59)	(0.34)	(0.03)

Net asset value, end of period	$21.61	$27.42	$30.25		$21.93	$24.18	$26.69

Total return[c]	(20.31)%	7.21%	40.23%		(7.15)%	(8.10)%	3.11%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	2.40%	2.14%	1.98%		2.30%	2.39%	4.07%

Supplemental data

Net assets, end of period (000’s)	$777,972	$789,637	$598,934		$315,851	$290,205	$96,082

Portfolio turnover rate[e]	1.68% [f]	2.95% [f]	5.76%	[f]	4.59% [f]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	1.68%	2.80%	5.76%	4.51%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	229

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Japan ETF

		Industry		Shares	Value
	Common Stocks 98.9%
	Japan 98.9%
	ABC-Mart Inc.	Specialty Retail		6,000	$258,247
	Acom Co. Ltd.	Consumer Finance		90,000	193,375
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	180	526,029
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	300	734,740
	Advantest Corp.	Semiconductors & Semiconductor Equipment		48,000	2,221,838
	AEON Co. Ltd.	Food & Staples Retailing		168,000	3,137,849
	AEON Financial Service Co. Ltd.	Consumer Finance		30,000	296,798
	AEON Mall Co. Ltd.	Real Estate Management & Development		30,000	333,690
	AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	420	452,658
	AGC Inc.	Building Products		42,000	1,302,843
	Aica Kogyo Co. Ltd.	Building Products		12,000	259,491
	AIN Holdings Inc.	Food & Staples Retailing		6,000	259,076
	Air Water Inc.	Chemicals		42,000	495,603
	Aisin Seiki Co. Ltd.	Auto Components		42,000	1,076,514
	Ajinomoto Co. Inc.	Food Products		114,000	3,120,439
	Alfresa Holdings Corp.	Health Care Providers & Services		36,000	420,325
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		48,000	346,872
	Amada Co. Ltd.	Machinery		72,000	487,975
	Amano Corp.	Electronic Equipment, Instruments & Components		18,000	302,187
a	ANA Holdings Inc.	Airlines		36,000	676,003
	Anritsu Corp.	Electronic Equipment, Instruments & Components		30,000	327,265
	Aozora Bank Ltd.	Banks		30,000	535,148
	Ariake Japan Co. Ltd.	Food Products		6,000	208,090
	As One Corp.	Health Care Providers & Services		6,000	248,299
	Asahi Group Holdings Ltd.	Beverages		114,000	3,531,562
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		48,000	768,358
	Asahi Kasei Corp.	Chemicals		294,000	1,940,772
	Asics Corp.	Textiles, Apparel & Luxury Goods		42,000	667,381
	ASKUL Corp.	Internet & Direct Marketing Retail		12,000	123,859
	Astellas Pharma Inc.	Pharmaceuticals		438,000	5,800,864
	Azbil Corp.	Electronic Equipment, Instruments & Components		30,000	781,374
	Bandai Namco Holdings Inc.	Leisure Products		46,240	3,013,451
	BayCurrent Consulting Inc.	Professional Services		2,841	738,980
	Benefit One Inc.	Professional Services		12,000	168,545
	Benesse Holdings Inc.	Diversified Consumer Services		18,000	267,989
	BIC CAMERA Inc.	Specialty Retail		36,000	307,658
	Bridgestone Corp.	Auto Components		138,000	4,451,428
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		54,000	929,317
	Calbee Inc.	Food Products		18,000	385,506
	CANON Inc.	Technology Hardware, Storage & Peripherals		234,000	5,127,970
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		12,000	265,294
	Capcom Co. Ltd.	Entertainment		42,000	1,056,202
	Casio Computer Co. Ltd.	Household Durables		48,000	420,823
	Central Japan Railway Co.	Road & Rail		43,260	5,061,371
	Chubu Electric Power Co. Inc.	Electric Utilities		168,000	1,513,503
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		154,900	3,880,392
	Chuo Mitsui Trust Holdings Inc.	Banks		84,000	2,378,776
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		30,000	290,995
	COMSYS Holdings Corp.	Construction & Engineering		24,000	408,221
	Concordia Financial Group Ltd.	Banks		264,000	815,282
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		18,000	461,363
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		4,200	416,387
	Credit Saison Co. Ltd.	Consumer Finance		36,000	420,823
	CyberAgent Inc.	Media		102,000	858,309
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		60,000	1,202,114
	Daicel Corp.	Chemicals		60,000	352,758
	Daido Steel Co. Ltd.	Metals & Mining		8,200	199,413

230	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daifuku Co. Ltd.	Machinery		24,000	$1,129,158
Dai-ichi Life Holdings Inc.	Insurance		234,000	3,705,330
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		450,000	12,566,237
Daiichikosho Co. Ltd.	Entertainment		12,000	337,421
Daikin Industries Ltd.	Building Products		63,480	9,777,793
Daio Paper Corp.	Paper & Forest Products		18,000	144,254
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		15,430	1,446,579
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		150,000	3,050,364
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	480	998,169
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	60	278,559
Daiwa Securities Group Inc.	Capital Markets		348,000	1,361,755
Daiwa Securities Living Investments Corp.	Equity Real Estate Investment Trusts (REITs	)	480	380,697
DeNA Co. Ltd.	Entertainment		18,000	227,448
Denka Co. Ltd.	Chemicals		18,000	394,832
Denso Corp.	Auto Components		108,000	4,914,076
Dentsu Group Inc.	Media		48,000	1,362,949
Descente Ltd.	Textiles, Apparel & Luxury Goods		12,000	275,657
DIC Corp.	Chemicals		18,000	299,326
Disco Corp.	Semiconductors & Semiconductor Equipment		6,720	1,485,647
DMG Mori Co. Ltd.	Machinery		24,000	273,585
Dowa Holdings Co. Ltd.	Metals & Mining		12,000	430,274
East Japan Railway Co.	Road & Rail		87,100	4,465,571
EBARA Corp.	Machinery		24,000	785,105
Eisai Co. Ltd.	Pharmaceuticals		62,740	3,358,819
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders		42,000	594,259
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		690,000	2,217,134
Ezaki Glico Co. Ltd.	Food Products		12,000	295,554
Fancl Corp.	Personal Products		18,000	357,650
FANUC Corp.	Machinery		45,800	6,410,639
Fast Retailing Co. Ltd.	Specialty Retail		12,200	6,465,591
FP Corp.	Containers & Packaging		12,000	294,725
Frontier Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	120	441,881
Fuji Electric Co. Ltd.	Electrical Equipment		30,000	1,096,411
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		6,000	177,415
Fuji Media Holdings Inc.	Media		12,000	88,044
Fuji Oil Holdings Inc.	Food Products		12,000	199,468
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		84,000	3,835,407
Fujitsu General Ltd.	Household Durables		12,000	249,128
Fujitsu Ltd.	IT Services		44,050	4,803,822
Fukuoka Financial Group Inc.	Banks		36,000	638,198
Furukawa Electric Co. Ltd.	Electrical Equipment		18,000	285,150
Fuyo General Lease Co. Ltd.	Diversified Financial Services		6,000	327,058
GLP J-Reit	Equity Real Estate Investment Trusts (REITs	)	1,020	1,128,205
GMO internet Inc.	IT Services		12,000	211,240
GMO Payment Gateway Inc.	IT Services		9,700	666,793
Goldwin Inc.	Textiles, Apparel & Luxury Goods		8,400	444,534
GS Yuasa Corp.	Electrical Equipment		18,000	280,797
GungHo Online Entertainment Inc.	Entertainment		6,000	92,231
Hachijuni Bank Ltd.	Banks		108,000	357,401
Hakuhodo DY Holdings Inc.	Media		54,000	379,785
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		30,000	1,285,018
Hankyu Hanshin Holdings Inc.	Road & Rail		54,000	1,622,854
Haseko Corp.	Household Durables		60,000	651,214
Heiwa Corp.	Leisure Products		12,000	185,540
Hikari Tsushin Inc.	Specialty Retail		5,400	635,711
Hino Motors Ltd.	Machinery		66,000	271,761
Hirogin Holdings Inc.	Banks		72,000	302,435

franklintempleton.com	Semiannual Report	231

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		7,800	$1,022,792
	Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		18,000	422,191
	Hitachi Construction Machinery Co. Ltd.	Machinery		24,000	443,704
	Hitachi Ltd.	Industrial Conglomerates		216,000	9,123,797
a	Hitachi Metals Ltd.	Metals & Mining		48,000	721,268
	Hitachi Transport System Ltd.	Road & Rail		6,000	358,976
	Honda Motor Co. Ltd.	Automobiles		402,000	8,712,384
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		9,100	352,696
	Hoshizaki Corp.	Machinery		24,000	669,039
	House Foods Group Inc.	Food Products		18,000	359,018
	Hoya Corp.	Health Care Equipment & Supplies		83,700	8,026,225
	Hulic Co. Ltd.	Real Estate Management & Development		96,000	705,019
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		24,000	656,603
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		54,000	1,169,574
	IHI Corp.	Machinery		30,000	642,509
	Iida Group Holdings Co. Ltd.	Household Durables		30,000	406,853
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	480	544,185
	Information Services International-Dentsu Ltd.	IT Services		6,000	183,633
	INFRONEER Holdings Inc.	Construction & Engineering		54,000	367,101
	INPEX Corp.	Oil, Gas & Consumable Fuels		234,000	2,197,009
	Internet Initiative Japan Inc.	Diversified Telecommunication Services		24,000	368,261
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		84,000	712,066
	Isuzu Motors Ltd.	Automobiles		126,000	1,390,183
	Ito En Ltd.	Beverages		12,000	485,820
	ITOCHU Corp.	Trading Companies & Distributors		318,000	7,691,582
	ITOCHU Techno-Solutions Corp.	IT Services		24,000	562,092
	Itoham Yonekyu Holdings Inc.	Food Products		30,000	138,036
	Iwatani Corp.	Oil, Gas & Consumable Fuels		12,000	451,829
	Izumi Co. Ltd.	Multiline Retail		12,000	257,418
	J Front Retailing Co. Ltd.	Multiline Retail		60,000	487,478
a	Japan Airlines Co. Ltd.	Airlines		36,000	642,178
a	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		12,000	501,572
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		12,000	175,757
	Japan Exchange Group Inc.	Capital Markets		126,000	1,699,644
	Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1,080	537,967
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	240	514,836
	Japan Post Bank Co. Ltd.	Banks		96,000	669,204
	Japan Post Holdings Co. Ltd.	Insurance		516,000	3,414,095
	Japan Post Insurance Co. Ltd.	Insurance		48,000	671,857
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	240	651,629
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	300	1,237,348
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1,620	1,217,700
	Japan Tobacco Inc.	Tobacco		282,000	4,625,155
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		12,000	179,488
	Jeol Ltd.	Health Care Equipment & Supplies		12,000	394,211
	JFE Holdings Inc.	Metals & Mining		120,000	1,111,748
	JGC Holdings Corp.	Construction & Engineering		54,000	674,883
	JMDC Inc.	Health Care Technology		6,000	197,520
	JSR Corp.	Chemicals		42,000	797,955
	JTEKT Corp.	Auto Components		54,000	341,732
	Justsystems Corp.	Software		6,000	138,658
	Kadokawa Corp.	Media		24,000	441,383
	Kagome Co. Ltd.	Food Products		18,000	374,935
	Kajima Corp.	Construction & Engineering		102,000	967,536
	Kakaku.com Inc.	Interactive Media & Services		30,000	510,277
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		6,000	158,140

232	Semiannual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Kamigumi Co. Ltd.	Transportation Infrastructure		24,000	$443,373
Kandenko Co. Ltd.	Construction & Engineering		24,000	137,953
Kaneka Corp.	Chemicals		12,000	299,285
Kansai Paint Co. Ltd.	Chemicals		42,000	593,969
KAO Corp.	Personal Products		108,000	4,400,732
Katitas Co. Ltd.	Real Estate Management & Development		12,000	266,538
Kawasaki Heavy Industries Ltd.	Machinery		36,000	543,936
Kawasaki Kisen Kaisha Ltd.	Marine		54,000	758,078
KDDI Corp.	Wireless Telecommunication Services		390,074	11,434,481
Keihan Holdings Co. Ltd.	Industrial Conglomerates		24,000	622,612
Keikyu Corp.	Road & Rail		60,000	607,689
Keio Corp.	Road & Rail		27,600	1,004,884
Keisei Electric Railway Co. Ltd.	Road & Rail		30,000	816,609
Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	85	399,910
Kewpie Corp.	Food Products		24,000	394,625
Keyence Corp.	Electronic Equipment, Instruments & Components		46,422	15,362,284
Kikkoman Corp.	Food Products		42,000	2,379,357
Kinden Corp.	Construction & Engineering		30,000	316,695
Kintetsu Group Holdings Co. Ltd.	Road & Rail		42,000	1,398,598
Kirin Holdings Co. Ltd.	Beverages		180,000	2,769,422
Kobayashi Pharmaceutical Co. Ltd.	Personal Products		14,400	843,635
Kobe Bussan Co. Ltd.	Food & Staples Retailing		36,000	869,253
Kobe Steel Ltd.	Metals & Mining		78,000	312,550
Koei Tecmo Holdings Co. Ltd.	Entertainment		36,000	590,694
Koito Manufacturing Co. Ltd.	Auto Components		55,200	751,661
Kokuyo Co. Ltd.	Commercial Services & Supplies		18,000	228,319
Komatsu Ltd.	Machinery		216,000	3,896,342
Konami Holdings Corp.	Entertainment		24,000	1,107,603
Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		108,000	332,778
Kose Corp.	Personal Products		6,860	706,166
Kotobuki Spirits Co. Ltd.	Food Products		6,000	346,126
K’s Holdings Corp.	Specialty Retail		36,000	297,212
Kubota Corp.	Machinery		258,000	3,572,020
Kuraray Co. Ltd.	Chemicals		78,000	544,806
Kurita Water Industries Ltd.	Machinery		24,000	855,574
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing		3,900	183,488
Kyocera Corp.	Electronic Equipment, Instruments & Components		72,700	3,666,517
Kyowa Exeo Corp.	Construction & Engineering		24,000	346,706
Kyowa Kirin Co. Ltd.	Pharmaceuticals		60,000	1,374,141
Kyudenko Corp.	Construction & Engineering		12,000	227,987
Kyushu Electric Power Co. Inc.	Electric Utilities		108,000	576,020
Kyushu Financial Group Inc.	Banks		90,000	237,521
Kyushu Railway Co.	Road & Rail		36,000	777,229
LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	420	469,778
Lasertec Corp.	Semiconductors & Semiconductor Equipment		18,000	1,827,421
Lawson Inc.	Food & Staples Retailing		12,000	392,967
LINTEC Corp.	Chemicals		12,000	184,131
Lion Corp.	Household Products		60,000	678,158
LIXIL Group Corp.	Building Products		60,000	878,372
M3 Inc.	Health Care Technology		100,580	2,814,948
Mabuchi Motor Co. Ltd.	Electrical Equipment		12,000	325,814
Makita Corp.	Machinery		60,000	1,160,247
Mani Inc.	Health Care Equipment & Supplies		12,000	145,746
Marubeni Corp.	Trading Companies & Distributors		366,000	3,206,245
Marui Group Co. Ltd.	Multiline Retail		42,000	695,817
Maruichi Steel Tube Ltd.	Metals & Mining		12,000	245,314
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		12,000	120,294

franklintempleton.com	Semiannual Report	233

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Matsui Securities Co. Ltd.	Capital Markets		24,000	$129,331
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		30,000	1,291,236
	Mazda Motor Corp.	Automobiles		138,000	911,451
	Mebuki Financial Group Inc.	Banks		240,000	467,581
	Medipal Holdings Corp.	Health Care Providers & Services		36,000	458,379
	Meiji Holdings Co. Ltd.	Food Products		30,000	1,332,689
	Menicon Co. Ltd.	Health Care Equipment & Supplies		12,000	246,475
	Minebea Mitsumi Inc.	Machinery		96,000	1,418,660
	Miraca Holdings Inc.	Health Care Providers & Services		12,000	218,868
	MISUMI Group Inc.	Machinery		66,000	1,422,640
	Mitsubishi Chemical Holdings Corp.	Chemicals		306,000	1,398,664
	Mitsubishi Corp.	Trading Companies & Distributors		282,000	7,730,671
	Mitsubishi Electric Corp.	Electrical Equipment		462,000	4,163,729
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		270,000	3,537,635
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		42,000	550,154
	Mitsubishi Heavy Industries Ltd.	Machinery		66,000	2,191,412
	Mitsubishi Logistics Corp.	Transportation Infrastructure		12,000	282,704
	Mitsubishi Materials Corp.	Metals & Mining		30,000	412,242
a	Mitsubishi Motors Corp.	Automobiles		150,000	536,806
	Mitsubishi UFJ Financial Group Inc.	Banks		2,856,000	12,854,910
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		150,660	647,418
	Mitsui & Co. Ltd.	Trading Companies & Distributors		372,000	7,938,844
	Mitsui Chemicals Inc.	Chemicals		42,000	817,976
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		216,000	4,110,484
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	120	410,377
	Mitsui High-Tec Inc.	Semiconductors & Semiconductor Equipment		6,000	282,290
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		12,000	252,029
	Mitsui OSK Lines Ltd.	Marine		78,000	1,402,162
	Miura Co. Ltd.	Machinery		24,000	488,473
	Mizuho Financial Group Inc.	Banks		606,000	6,541,677
a	Money Forward Inc.	Software		12,000	255,346
	MonotaRO Co. Ltd.	Trading Companies & Distributors		56,400	865,804
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	360	388,739
	Morinaga & Co. Ltd.	Food Products		6,000	164,773
	Morinaga Milk Industry Co. Ltd.	Food Products		6,000	176,379
	MS&AD Insurance Group Holdings Inc.	Insurance		109,900	2,912,546
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		134,830	6,177,710
	Nabtesco Corp.	Machinery		24,000	489,965
	Nagase & Co. Ltd.	Trading Companies & Distributors		24,000	326,809
	Nagoya Railroad Co. Ltd.	Road & Rail		48,000	737,518
	Nankai Electric Railway Co. Ltd.	Road & Rail		24,000	490,131
	NEC Corp.	IT Services		60,000	1,917,165
	NEC System Integration & Construction Ltd.	IT Services		18,000	195,613
	Net One Systems Co. Ltd.	IT Services		18,000	350,437
	Nexon Co. Ltd.	Entertainment		96,000	1,692,577
	NGK Insulators Ltd.	Machinery		60,000	746,140
	NGK Spark Plug Co. Ltd.	Auto Components		48,000	849,604
	NH Foods Ltd.	Food Products		24,000	631,732
	NHK Spring Co. Ltd.	Auto Components		36,000	211,655
	Nichirei Corp.	Food Products		24,000	395,454
	Nidec Corp.	Electrical Equipment		108,730	6,107,119
	Nifco Inc.	Auto Components		18,000	373,692
	Nihon Kohden Corp.	Health Care Equipment & Supplies		18,000	383,018
	Nihon M&A Center Inc.	Professional Services		62,300	715,775
	Nihon Unisys Ltd.	IT Services		18,000	390,480
	Nikon Corp.	Household Durables		78,000	736,647
	Nintendo Co. Ltd.	Entertainment		248,020	10,030,806

234	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	120	$543,853
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	360	1,581,816
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		18,000	310,021
	Nippon Express Co. Ltd.	Road & Rail		18,000	915,265
	Nippon Kayaku Co. Ltd.	Chemicals		36,000	288,010
	Nippon Paint Holdings Co. Ltd.	Chemicals		240,000	1,623,269
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	540	1,180,766
	Nippon Sanso Holdings Corp.	Chemicals		36,000	567,315
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		12,000	613,493
	Nippon Shobukai Co. Ltd.	Chemicals		6,000	223,842
	Nippon Steel Corp.	Metals & Mining		198,000	2,744,737
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		282,000	7,609,879
	Nippon Television Holdings Inc.	Media		6,000	47,960
	Nippon Yusen KK	Marine		114,750	1,955,772
	Nipro Corp.	Health Care Equipment & Supplies		24,000	180,400
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		18,000	358,645
	Nissan Chemical Corp.	Chemicals		32,000	1,425,956
	Nissan Motor Co. Ltd.	Automobiles		456,000	1,449,799
	Nisshin Seifun Group Inc.	Food Products		60,000	608,518
	Nissin Foods Holdings Co. Ltd.	Food Products		18,000	1,252,271
	Nitori Holdings Co. Ltd.	Specialty Retail		18,000	1,515,907
	Nitto Denko Corp.	Chemicals		36,000	1,947,425
	Noevir Holdings Co. Ltd.	Personal Products		6,000	235,449
	NOF Corp.	Chemicals		18,000	649,142
	NOK Corp.	Auto Components		24,000	186,867
	Nomura Holdings Inc.	Capital Markets		708,000	2,340,027
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		24,000	543,024
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	1,080	1,191,585
	Nomura Research Institute Ltd.	IT Services		90,000	2,207,330
	NS Solutions Corp.	IT Services		6,000	144,875
	NSK Ltd.	Machinery		102,000	498,214
	NTT Data Corp.	IT Services		150,000	1,933,746
	Obayashi Corp.	Construction & Engineering		162,000	1,038,627
	OBIC Business Consultants Co. Ltd.	Software		6,000	185,706
	OBIC Co. Ltd.	IT Services		15,800	2,116,564
	Odakyu Electric Railway Co. Ltd.	Road & Rail		72,000	927,203
	Oji Holdings Corp.	Paper & Forest Products		210,000	780,545
	Okuma Corp.	Machinery		6,000	205,188
	Olympus Corp.	Health Care Equipment & Supplies		300,000	5,758,748
	Omron Corp.	Electronic Equipment, Instruments & Components		44,040	2,012,979
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		102,000	2,382,549
	Open House Co. Ltd.	Household Durables		18,000	608,726
	Oracle Corp. Japan	Software		8,100	430,896
	Orient Corp.	Consumer Finance		13,200	104,509
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		44,540	6,063,496
	ORIX Corp.	Diversified Financial Services		282,000	3,952,033
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	600	766,866
	Osaka Gas Co. Ltd.	Gas Utilities		90,000	1,359,218
	OSG Corp.	Machinery		18,000	222,101
	Otsuka Corp.	IT Services		24,000	750,285
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		102,000	3,230,288
	Paltac Corp.	Distributors		6,000	184,670
	Pan Pacific International Holdings Corp.	Multiline Retail		96,000	1,697,882
	Panasonic Corp.	Household Durables		510,000	3,574,528
a	Park24 Co. Ltd.	Commercial Services & Supplies		30,000	387,371
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		66,000	331,493
a	PeptiDream Inc.	Biotechnology		19,700	219,804

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

236	Semiannual Report	franklintempleton.com

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Persol Holdings Co. Ltd.	Professional Services		42,000	$776,193
	Pigeon Corp.	Household Products		24,000	350,520
	Pola Orbis Holdings Inc.	Personal Products		18,000	203,323
	Rakus Co. Ltd.	Software		24,000	226,826
	Rakuten Inc.	Internet & Direct Marketing Retail		192,000	823,738
	Recruit Holdings Co. Ltd.	Professional Services		330,000	9,486,545
	Relo Group Inc.	Real Estate Management & Development		24,000	365,111
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		288,000	2,391,627
	Rengo Co. Ltd.	Containers & Packaging		48,000	278,559
a	RENOVA Inc.	Independent Power Producers & Energy Traders		12,000	282,290
	Resona Holdings Inc.	Banks		510,000	1,860,375
	Resorttrust Inc.	Hotels, Restaurants & Leisure		12,000	192,504
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		138,000	1,006,791
	Rinnai Corp.	Household Durables		8,240	591,479
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		19,800	1,294,055
	Rohto Pharmaceutical Co. Ltd.	Personal Products		24,000	768,524
	Ryohin Keikaku Co. Ltd.	Multiline Retail		54,000	451,042
	Sankyo Co. Ltd.	Leisure Products		12,000	363,536
	Sankyu Inc.	Road & Rail		12,000	348,199
	Sanrio Co. Ltd.	Specialty Retail		12,000	308,404
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		84,000	565,823
	Sanwa Holdings Corp.	Building Products		48,000	412,532
	Sapporo Holdings Ltd.	Beverages		12,000	263,636
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals		6,000	168,296
	SBI Holdings Inc.	Capital Markets		60,000	1,076,099
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		9,200	500,853
	SCSK Corp.	IT Services		30,000	453,902
	Secom Co. Ltd.	Commercial Services & Supplies		48,000	2,744,468
	Sega Sammy Holdings Inc.	Leisure Products		36,000	489,716
	Seibu Holdings Inc.	Industrial Conglomerates		48,000	479,519
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		66,000	898,269
	Seino Holdings Co. Ltd.	Road & Rail		30,000	240,423
	Sekisui Chemical Co. Ltd.	Household Durables		78,000	952,738
	Sekisui House Ltd.	Household Durables		138,000	2,289,115
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	960	538,547
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		186,000	7,460,817
	Seven Bank Ltd.	Banks		156,000	279,139
	SG Holdings Co. Ltd.	Air Freight & Logistics		102,000	1,395,281
	Sharp Corp.	Household Durables		48,000	286,186
a	SHIFT Inc.	IT Services		2,200	287,112
	Shikoku Electric Power Co. Inc.	Electric Utilities		36,000	179,820
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		66,000	1,730,422
	Shimamura Co. Ltd.	Specialty Retail		6,000	506,961
	SHIMANO Inc.	Leisure Products		17,988	2,825,984
	Shimizu Corp.	Construction & Engineering		126,000	617,182
	Shin-Etsu Chemical Co. Ltd.	Chemicals		93,380	9,244,778
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		18,000	387,371
	Shinsei Bank Ltd.	Banks		12,000	172,027
	Shionogi & Co. Ltd.	Pharmaceuticals		66,000	3,186,804
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		18,000	338,126
	Shiseido Co. Ltd.	Personal Products		91,900	3,210,103
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		12,000	518,982
a	Shochiku Co. Ltd.	Entertainment		2,100	172,648
	Showa Denko K.K.	Chemicals		42,000	596,000
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		54,000	575,647
	SMC Corp.	Machinery		13,346	5,368,090
	SMS Co. Ltd.	Professional Services		12,000	242,827
	Softbank Corp.	Wireless Telecommunication Services		654,000	6,535,708

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	SoftBank Group Corp.	Wireless Telecommunication Services	246,000	$8,327,749
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	18,000	452,658
	Sojitz Corp.	Trading Companies & Distributors	56,220	824,977
	Sompo Holdings Inc.	Insurance	78,000	3,105,019
	Sony Corp.	Household Durables	294,000	18,861,335
	Sotetsu Holdings Inc.	Road & Rail	18,000	298,083
	Square Enix Holdings Co. Ltd.	Entertainment	18,000	774,742
	Stanley Electric Co. Ltd.	Auto Components	30,000	469,239
	Subaru Corp.	Automobiles	144,000	2,155,847
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	8,440	338,778
	Sumco Corp.	Semiconductors & Semiconductor Equipment	78,000	909,627
	Sumitomo Bakelite Co. Ltd.	Chemicals	6,000	164,358
	Sumitomo Chemical Co. Ltd.	Chemicals	360,000	1,236,105
	Sumitomo Corp.	Trading Companies & Distributors	270,000	3,362,292
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	36,000	256,423
	Sumitomo Electric Industries Ltd.	Auto Components	180,000	1,820,581
	Sumitomo Forestry Co. Ltd.	Household Durables	36,000	548,413
	Sumitomo Heavy Industries Ltd.	Machinery	24,000	443,207
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	60,000	1,724,412
	Sumitomo Mitsui Financial Group Inc.	Banks	306,000	8,506,988
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	96,000	2,180,718
	Sumitomo Rubber Industries Ltd.	Auto Components	42,000	333,980
	Sundrug Co. Ltd.	Food & Staples Retailing	16,200	393,402
	Suntory Beverage & Food Ltd.	Beverages	30,000	1,063,249
	Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	24,000	368,759
	Suzuken Co. Ltd.	Health Care Providers & Services	18,000	410,999
	Suzuki Motor Corp.	Automobiles	108,000	3,343,452
	Sysmex Corp.	Health Care Equipment & Supplies	45,156	2,423,378
	T&D Holdings Inc.	Insurance	120,000	1,133,303
	Taiheiyo Cement Corp.	Construction Materials	30,000	422,398
	Taisei Corp.	Construction & Engineering	42,000	1,166,465
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	10,200	373,484
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	30,000	772,047
	Takara Bio Inc.	Biotechnology	12,000	141,020
	Takara Holdings Inc.	Beverages	42,000	306,705
	Takashimaya Co. Ltd.	Multiline Retail	36,000	425,548
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	360,000	9,369,028
	TBS Holdings Inc.	Media	6,000	65,619
	TDK Corp.	Electronic Equipment, Instruments & Components	86,520	2,662,936
	TechnoPro Holdings Inc.	Professional Services	25,320	539,654
	Teijin Ltd.	Chemicals	42,000	406,812
	Terumo Corp.	Health Care Equipment & Supplies	156,000	4,390,784
	The Bank of Kyoto Ltd.	Banks	18,000	657,847
	The Chiba Bank Ltd.	Banks	144,000	774,991
	The Chugoku Bank Ltd.	Banks	42,000	264,921
	The Chugoku Electric Power Co. Inc.	Electric Utilities	72,000	365,111
a	The Iyo Bank Ltd.	Banks	66,000	322,374
	The Japan Steel Works Ltd.	Machinery	12,000	235,946
	The Kansai Electric Power Co. Inc.	Electric Utilities	174,000	1,456,962
	The Shizuoka Bank Ltd.	Banks	114,000	700,169
	THK Co. Ltd.	Machinery	30,000	517,324
	TIS Inc.	IT Services	54,000	1,430,723
	Tobu Railway Co. Ltd.	Road & Rail	48,000	1,130,816
	Toda Corp.	Construction & Engineering	54,000	277,564
	Toho Co. Ltd.	Entertainment	24,000	870,496
	Toho Gas Co. Ltd.	Gas Utilities	19,600	390,389
	Tohoku Electric Power Co. Inc.	Electric Utilities	114,000	536,350
	Tokai Carbon Co. Ltd.	Chemicals	48,000	324,654

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tokio Marine Holdings Inc.	Insurance		450,000	$7,974,369
	Tokyo Century Corp.	Diversified Financial Services		15,000	477,737
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities		372,000	1,187,357
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		35,120	8,662,019
	Tokyo Gas Co. Ltd.	Gas Utilities		96,000	1,625,590
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals		9,000	375,557
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		48,000	682,469
	TOKYU Corp.	Road & Rail		114,000	1,297,164
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		144,000	747,135
	TOPPAN Inc.	Commercial Services & Supplies		66,000	982,169
	Toray Industries Inc.	Chemicals		360,000	1,770,341
	Toshiba Corp.	Industrial Conglomerates		102,000	3,627,732
	Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals		6,000	155,031
	Tosoh Corp.	Chemicals		66,000	734,119
	TOTO Ltd.	Building Products		36,000	1,198,798
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging		36,000	433,756
	Toyo Suisan Kaisha Ltd.	Food Products		24,000	988,221
	Toyo Tire Corp.	Auto Components		24,000	260,320
	Toyoda Gosei Co. Ltd.	Auto Components		18,000	271,719
	Toyota Boshoku Corp.	Auto Components		18,000	220,360
	Toyota Industries Corp.	Auto Components		36,000	1,711,147
	Toyota Motor Corp.	Automobiles		2,892,000	37,482,414
	Toyota Tsusho Corp.	Trading Companies & Distributors		54,000	1,671,353
	Trend Micro Inc.	Software		30,000	1,620,781
	TS TECH Co. Ltd.	Auto Components		24,000	235,283
	Tsumura & Co.	Pharmaceuticals		18,000	383,640
	Tsuruha Holdings Inc.	Food & Staples Retailing		8,570	502,672
	Ube Industries Ltd.	Chemicals		24,000	320,343
	Ulvac Inc.	Semiconductors & Semiconductor Equipment		12,000	425,300
	Unicharm Corp.	Household Products		90,000	2,953,470
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	720	743,653
	Ushio Inc.	Electrical Equipment		24,000	249,045
	USS Co. Ltd.	Specialty Retail		48,000	741,829
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		24,000	506,546
	West Japan Railway Co.	Road & Rail		54,000	2,066,807
	Yakult Honsha Co. Ltd.	Food Products		30,000	1,743,065
	Yamada Holdings Co. Ltd.	Specialty Retail		174,000	572,206
	Yamaguchi Financial Group Inc.	Banks		54,000	286,518
	Yamaha Corp.	Leisure Products		36,000	1,278,386
	Yamaha Motor Co. Ltd.	Automobiles		72,000	1,346,534
	Yamato Holdings Co. Ltd.	Air Freight & Logistics		78,000	1,173,139
	Yamato Kogyo Co. Ltd.	Metals & Mining		6,000	181,561
	Yamazaki Baking Co. Ltd.	Food Products		30,000	344,675
	Yaoko Co. Ltd.	Food & Staples Retailing		6,000	271,927
	YASKAWA Electric Corp.	Machinery		60,000	1,726,485
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		60,000	943,038
	Yokohama Rubber Co. Ltd.	Auto Components		30,000	459,290
	Z Holdings Corp.	Interactive Media & Services		618,000	1,623,293
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services		12,000	399,185
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		24,000	594,425
	Zeon Corp.	Chemicals		36,000	317,856
	Zozo Inc.	Internet & Direct Marketing Retail		24,000	479,851

	Total Investments before Short Term Investments (Cost $1,002,459,019)				769,637,967

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 2.45%	Money Market Funds	392,360	$392,360

	Total Short-Term Investments (Cost $392,360)			392,360

	Total Investments (Cost $1,002,851,379) 99.0%			770,030,327
	Other Assets, less Liabilities 1.0%			7,942,048

	Net Assets 100.0%			$777,972,375

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	45	$8,064,527	12/08/22	$(46,911)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.90	$30.70	$21.35		$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.33	0.68	0.88		0.38	0.38	0.32

Net realized and unrealized gains (losses)	(1.43)	(0.08)	8.47		(2.15)	(1.11)	(1.11)

Total from investment operations	(1.10)	0.60	9.35		(1.77)	(0.73)	(0.79)

Less distributions from:

Net investment income	(0.92)	(0.40)	—		—	(0.01)	(0.01)

Net realized gains	—	—	—		—	(1.25)	— [d]

Total Distributions	(0.92)	(0.40)	—		—	(1.26)	(0.01)

Net asset value, end of period	$28.88	$30.90	$30.70		$21.35	$23.12	$25.11

Total return[e]	(3.50)%	1.93%	43.84%		(7.66)%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	2.20%	2.22%	3.29%		1.59%	1.51%	3.10%

Supplemental data

Net assets, end of period (000’s)	$23,104	$24,720	$24,563		$4,269	$13,870	$45,197

Portfolio turnover rate[g]	6.68% [h]	5.46% [h]	6.31%	[h]	10.06% [h]	19.78%	1.92%
aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non- recurring expenses, if any.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.68%	5.03%	6.31%	10.06%

240	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Japan Hedged ETF

		Industry		Shares	Value
	Common Stocks 98.4%
	Japan 98.4%
	ABC-Mart Inc.	Specialty Retail		236	$10,158
	Acom Co. Ltd.	Consumer Finance		2,700	5,801
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	5	14,612
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	9	22,042
	Advantest Corp.	Semiconductors & Semiconductor Equipment		1,400	64,804
	AEON Co. Ltd.	Food & Staples Retailing		5,000	93,388
	AEON Financial Service Co. Ltd.	Consumer Finance		900	8,904
	AEON Mall Co. Ltd.	Real Estate Management & Development		800	8,898
	AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	12	12,933
	AGC Inc.	Building Products		1,336	41,443
	Aica Kogyo Co. Ltd.	Building Products		372	8,044
	AIN Holdings Inc.	Food & Staples Retailing		236	10,190
	Air Water Inc.	Chemicals		1,300	15,340
	Aisin Seiki Co. Ltd.	Auto Components		1,256	32,193
	Ajinomoto Co. Inc.	Food Products		3,348	91,642
	Alfresa Holdings Corp.	Health Care Providers & Services		1,100	12,843
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		1,272	9,192
	Amada Co. Ltd.	Machinery		2,100	14,233
	Amano Corp.	Electronic Equipment, Instruments & Components		400	6,715
a	ANA Holdings Inc.	Airlines		1,100	20,656
	Anritsu Corp.	Electronic Equipment, Instruments & Components		913	9,960
	Aozora Bank Ltd.	Banks		800	14,271
	Ariake Japan Co. Ltd.	Food Products		96	3,329
	As One Corp.	Health Care Providers & Services		228	9,435
	Asahi Group Holdings Ltd.	Beverages		3,372	104,460
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		1,360	21,770
	Asahi Kasei Corp.	Chemicals		8,700	57,431
	Asics Corp.	Textiles, Apparel & Luxury Goods		1,200	19,068
	ASKUL Corp.	Internet & Direct Marketing Retail		272	2,807
	Astellas Pharma Inc.	Pharmaceuticals		12,900	170,847
	Azbil Corp.	Electronic Equipment, Instruments & Components		872	22,712
	Bandai Namco Holdings Inc.	Leisure Products		1,351	88,044
	BayCurrent Consulting Inc.	Professional Services		90	23,410
	Benefit One Inc.	Professional Services		372	5,225
	Benesse Holdings Inc.	Diversified Consumer Services		500	7,444
	BIC CAMERA Inc.	Specialty Retail		1,000	8,546
	Bridgestone Corp.	Auto Components		3,984	128,511
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		1,600	27,535
	Calbee Inc.	Food Products		500	10,709
	CANON Inc.	Technology Hardware, Storage & Peripherals		6,900	151,209
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		272	6,013
	Capcom Co. Ltd.	Entertainment		1,248	31,384
	Casio Computer Co. Ltd.	Household Durables		1,500	13,151
	Central Japan Railway Co.	Road & Rail		1,290	150,929
	Chubu Electric Power Co. Inc.	Electric Utilities		4,932	44,432
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		4,592	115,034
	Chuo Mitsui Trust Holdings Inc.	Banks		2,572	72,836
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		900	8,730
	COMSYS Holdings Corp.	Construction & Engineering		736	12,519
	Concordia Financial Group Ltd.	Banks		7,500	23,161
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		520	13,328
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		97	9,617
	Credit Saison Co. Ltd.	Consumer Finance		1,000	11,690
	CyberAgent Inc.	Media		2,884	24,268
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		1,872	37,506
	Daicel Corp.	Chemicals		1,800	10,583
	Daido Steel Co. Ltd.	Metals & Mining		268	6,517

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daifuku Co. Ltd.	Machinery		701	$32,981
Dai-ichi Life Holdings Inc.	Insurance		6,900	109,260
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		13,200	368,610
Daiichikosho Co. Ltd.	Entertainment		340	9,560
Daikin Industries Ltd.	Building Products		1,876	288,959
Daio Paper Corp.	Paper & Forest Products		500	4,007
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		432	40,500
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		4,472	90,942
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	15	31,193
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	2	9,285
Daiwa Securities Group Inc.	Capital Markets		10,300	40,305
Daiwa Securities Living Investments Corp.	Equity Real Estate Investment Trusts (REITs	)	14	11,104
DeNA Co. Ltd.	Entertainment		636	8,037
Denka Co. Ltd.	Chemicals		564	12,371
Denso Corp.	Auto Components		3,200	145,602
Dentsu Group Inc.	Media		1,500	42,592
Descente Ltd.	Textiles, Apparel & Luxury Goods		300	6,891
DIC Corp.	Chemicals		500	8,315
Disco Corp.	Semiconductors & Semiconductor Equipment		178	39,352
DMG Mori Co. Ltd.	Machinery		736	8,390
Dowa Holdings Co. Ltd.	Metals & Mining		372	13,339
East Japan Railway Co.	Road & Rail		2,580	132,275
EBARA Corp.	Machinery		680	22,245
Eisai Co. Ltd.	Pharmaceuticals		1,860	99,576
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders		1,100	15,564
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		20,500	65,871
Ezaki Glico Co. Ltd.	Food Products		372	9,162
Fancl Corp.	Personal Products		432	8,584
FANUC Corp.	Machinery		1,360	190,360
Fast Retailing Co. Ltd.	Specialty Retail		360	190,788
FP Corp.	Containers & Packaging		272	6,680
Frontier Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	4	14,729
Fuji Electric Co. Ltd.	Electrical Equipment		872	31,869
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		200	5,914
Fuji Media Holdings Inc.	Media		272	1,996
Fuji Oil Holdings Inc.	Food Products		272	4,521
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		2,456	112,140
Fujitsu General Ltd.	Household Durables		372	7,723
Fujitsu Ltd.	IT Services		1,292	140,898
Fukuoka Financial Group Inc.	Banks		1,100	19,501
Furukawa Electric Co. Ltd.	Electrical Equipment		412	6,527
Fuyo General Lease Co. Ltd.	Diversified Financial Services		100	5,451
GLP J-Reit	Equity Real Estate Investment Trusts (REITs	)	30	33,183
GMO internet Inc.	IT Services		400	7,041
GMO Payment Gateway Inc.	IT Services		260	17,873
Goldwin Inc.	Textiles, Apparel & Luxury Goods		276	14,606
GS Yuasa Corp.	Electrical Equipment		500	7,800
GungHo Online Entertainment Inc.	Entertainment		200	3,074
Hachijuni Bank Ltd.	Banks		3,100	10,259
Hakuhodo DY Holdings Inc.	Media		1,800	12,660
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		872	37,351
Hankyu Hanshin Holdings Inc.	Road & Rail		1,500	45,079
Haseko Corp.	Household Durables		1,700	18,451
Heiwa Corp.	Leisure Products		372	5,752
Hikari Tsushin Inc.	Specialty Retail		116	13,656
Hino Motors Ltd.	Machinery		1,800	7,412
Hirogin Holdings Inc.	Banks		2,200	9,241

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Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		210	$27,537
	Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		500	11,728
	Hitachi Construction Machinery Co. Ltd.	Machinery		736	13,607
	Hitachi Ltd.	Industrial Conglomerates		6,400	270,335
a	Hitachi Metals Ltd.	Metals & Mining		1,372	20,616
	Hitachi Transport System Ltd.	Road & Rail		208	12,445
	Honda Motor Co. Ltd.	Automobiles		11,900	257,904
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		300	11,627
	Hoshizaki Corp.	Machinery		844	23,528
	House Foods Group Inc.	Food Products		500	9,973
	Hoya Corp.	Health Care Equipment & Supplies		2,500	239,732
	Hulic Co. Ltd.	Real Estate Management & Development		2,800	20,563
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		736	20,136
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		1,688	36,560
	IHI Corp.	Machinery		872	18,676
	Iida Group Holdings Co. Ltd.	Household Durables		1,100	14,918
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	14	15,872
	Information Services International-Dentsu Ltd.	IT Services		200	6,121
	INFRONEER Holdings Inc.	Construction & Engineering		1,592	10,823
	INPEX Corp.	Oil, Gas & Consumable Fuels		7,000	65,722
	Internet Initiative Japan Inc.	Diversified Telecommunication Services		800	12,275
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		2,500	21,192
	Isuzu Motors Ltd.	Automobiles		3,600	39,720
	Ito En Ltd.	Beverages		372	15,060
	ITOCHU Corp.	Trading Companies & Distributors		9,412	227,651
	ITOCHU Techno-Solutions Corp.	IT Services		700	16,394
	Itoham Yonekyu Holdings Inc.	Food Products		1,100	5,061
	Iwatani Corp.	Oil, Gas & Consumable Fuels		400	15,061
	Izumi Co. Ltd.	Multiline Retail		308	6,607
	J Front Retailing Co. Ltd.	Multiline Retail		1,700	13,812
a	Japan Airlines Co. Ltd.	Airlines		1,000	17,838
a	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		380	15,883
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		272	3,984
	Japan Exchange Group Inc.	Capital Markets		3,772	50,881
	Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	32	15,940
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	6	12,871
	Japan Post Bank Co. Ltd.	Banks		2,800	19,518
	Japan Post Holdings Co. Ltd.	Insurance		15,200	100,570
	Japan Post Insurance Co. Ltd.	Insurance		1,496	20,940
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	7	19,006
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	9	37,120
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	49	36,832
	Japan Tobacco Inc.	Tobacco		8,300	136,130
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		400	5,983
	Jeol Ltd.	Health Care Equipment & Supplies		300	9,855
	JFE Holdings Inc.	Metals & Mining		3,500	32,426
	JGC Holdings Corp.	Construction & Engineering		1,600	19,997
	JMDC Inc.	Health Care Technology		100	3,292
	JSR Corp.	Chemicals		1,236	23,483
	JTEKT Corp.	Auto Components		1,600	10,125
	Justsystems Corp.	Software		200	4,622
	Kadokawa Corp.	Media		600	11,035
	Kagome Co. Ltd.	Food Products		500	10,415
	Kajima Corp.	Construction & Engineering		3,100	29,406
	Kakaku.com Inc.	Interactive Media & Services		872	14,832
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		260	6,853
	Kamigumi Co. Ltd.	Transportation Infrastructure		636	11,749

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Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Kandenko Co. Ltd.	Construction & Engineering		600	$3,449
Kaneka Corp.	Chemicals		472	11,772
Kansai Paint Co. Ltd.	Chemicals		1,288	18,215
KAO Corp.	Personal Products		3,224	131,370
Katitas Co. Ltd.	Real Estate Management & Development		300	6,663
Kawasaki Heavy Industries Ltd.	Machinery		1,000	15,109
Kawasaki Kisen Kaisha Ltd.	Marine		1,700	23,865
KDDI Corp.	Wireless Telecommunication Services		11,568	339,100
Keihan Holdings Co. Ltd.	Industrial Conglomerates		692	17,952
Keikyu Corp.	Road & Rail		1,700	17,218
Keio Corp.	Road & Rail		800	29,127
Keisei Electric Railway Co. Ltd.	Road & Rail		1,004	27,329
Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	3	14,114
Kewpie Corp.	Food Products		736	12,102
Keyence Corp.	Electronic Equipment, Instruments & Components		1,374	454,693
Kikkoman Corp.	Food Products		1,336	75,686
Kinden Corp.	Construction & Engineering		872	9,205
Kintetsu Group Holdings Co. Ltd.	Road & Rail		1,296	43,157
Kirin Holdings Co. Ltd.	Beverages		5,300	81,544
Kobayashi Pharmaceutical Co. Ltd.	Personal Products		424	24,840
Kobe Bussan Co. Ltd.	Food & Staples Retailing		1,000	24,146
Kobe Steel Ltd.	Metals & Mining		2,400	9,617
Koei Tecmo Holdings Co. Ltd.	Entertainment		994	16,310
Koito Manufacturing Co. Ltd.	Auto Components		1,594	21,706
Kokuyo Co. Ltd.	Commercial Services & Supplies		500	6,342
Komatsu Ltd.	Machinery		6,416	115,736
Konami Holdings Corp.	Entertainment		676	31,198
Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		3,300	10,168
Kose Corp.	Personal Products		256	26,353
Kotobuki Spirits Co. Ltd.	Food Products		100	5,769
K’s Holdings Corp.	Specialty Retail		1,100	9,081
Kubota Corp.	Machinery		7,600	105,222
Kuraray Co. Ltd.	Chemicals		2,400	16,763
Kurita Water Industries Ltd.	Machinery		736	26,238
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing		80	3,764
Kyocera Corp.	Electronic Equipment, Instruments & Components		2,192	110,550
Kyowa Exeo Corp.	Construction & Engineering		636	9,188
Kyowa Kirin Co. Ltd.	Pharmaceuticals		1,700	38,934
Kyudenko Corp.	Construction & Engineering		280	5,320
Kyushu Electric Power Co. Inc.	Electric Utilities		3,200	17,067
Kyushu Financial Group Inc.	Banks		2,700	7,126
Kyushu Railway Co.	Road & Rail		1,100	23,749
LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	12	13,422
Lasertec Corp.	Semiconductors & Semiconductor Equipment		584	59,290
Lawson Inc.	Food & Staples Retailing		352	11,527
LINTEC Corp.	Chemicals		272	4,174
Lion Corp.	Household Products		1,700	19,214
LIXIL Group Corp.	Building Products		1,936	28,342
M3 Inc.	Health Care Technology		2,920	81,722
Mabuchi Motor Co. Ltd.	Electrical Equipment		372	10,100
Makita Corp.	Machinery		1,728	33,415
Mani Inc.	Health Care Equipment & Supplies		400	4,858
Marubeni Corp.	Trading Companies & Distributors		10,900	95,487
Marui Group Co. Ltd.	Multiline Retail		1,372	22,730
Maruichi Steel Tube Ltd.	Metals & Mining		412	8,422
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		200	2,005
Matsui Securities Co. Ltd.	Capital Markets		600	3,233

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Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		900	$38,737
	Mazda Motor Corp.	Automobiles		3,900	25,758
	Mebuki Financial Group Inc.	Banks		6,800	13,248
	Medipal Holdings Corp.	Health Care Providers & Services		1,100	14,006
	Meiji Holdings Co. Ltd.	Food Products		893	39,670
	Menicon Co. Ltd.	Health Care Equipment & Supplies		340	6,983
	Minebea Mitsumi Inc.	Machinery		2,836	41,910
	Miraca Holdings Inc.	Health Care Providers & Services		372	6,785
	MISUMI Group Inc.	Machinery		1,980	42,679
	Mitsubishi Chemical Holdings Corp.	Chemicals		9,000	41,137
	Mitsubishi Corp.	Trading Companies & Distributors		8,373	229,535
	Mitsubishi Electric Corp.	Electrical Equipment		13,700	123,470
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		7,901	103,522
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		1,236	16,190
	Mitsubishi Heavy Industries Ltd.	Machinery		2,000	66,406
	Mitsubishi Logistics Corp.	Transportation Infrastructure		424	9,989
	Mitsubishi Materials Corp.	Metals & Mining		972	13,357
a	Mitsubishi Motors Corp.	Automobiles		4,200	15,031
	Mitsubishi UFJ Financial Group Inc.	Banks		84,500	380,336
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		4,589	19,720
	Mitsui & Co. Ltd.	Trading Companies & Distributors		11,000	234,751
	Mitsui Chemicals Inc.	Chemicals		1,236	24,072
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		6,400	121,792
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	4	13,679
	Mitsui High-Tec Inc.	Semiconductors & Semiconductor Equipment		220	10,351
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		372	7,813
	Mitsui OSK Lines Ltd.	Marine		2,308	41,490
	Miura Co. Ltd.	Machinery		680	13,840
	Mizuho Financial Group Inc.	Banks		17,900	193,228
a	Money Forward Inc.	Software		300	6,384
	MonotaRO Co. Ltd.	Trading Companies & Distributors		1,620	24,869
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	11	11,878
	Morinaga & Co. Ltd.	Food Products		304	8,348
	Morinaga Milk Industry Co. Ltd.	Food Products		308	9,054
	MS&AD Insurance Group Holdings Inc.	Insurance		3,272	86,714
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		4,032	184,740
	Nabtesco Corp.	Machinery		776	15,842
	Nagase & Co. Ltd.	Trading Companies & Distributors		700	9,532
	Nagoya Railroad Co. Ltd.	Road & Rail		1,476	22,679
	Nankai Electric Railway Co. Ltd.	Road & Rail		736	15,031
	NEC Corp.	IT Services		1,860	59,432
	NEC System Integration & Construction Ltd.	IT Services		600	6,520
	Net One Systems Co. Ltd.	IT Services		600	11,681
	Nexon Co. Ltd.	Entertainment		2,772	48,873
	NGK Insulators Ltd.	Machinery		1,900	23,628
	NGK Spark Plug Co. Ltd.	Auto Components		1,400	24,780
	NH Foods Ltd.	Food Products		736	19,373
	NHK Spring Co. Ltd.	Auto Components		1,100	6,467
	Nichirei Corp.	Food Products		736	12,127
	Nidec Corp.	Electrical Equipment		3,189	179,119
	Nifco Inc.	Auto Components		600	12,456
	Nihon Kohden Corp.	Health Care Equipment & Supplies		500	10,639
	Nihon M&A Center Inc.	Professional Services		1,744	20,037
	Nihon Unisys Ltd.	IT Services		412	8,938
	Nikon Corp.	Household Durables		2,200	20,777
	Nintendo Co. Ltd.	Entertainment		7,430	300,496
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	3	13,596

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Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	11	$48,333
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		500	8,612
	Nippon Express Co. Ltd.	Road & Rail		500	25,424
	Nippon Kayaku Co. Ltd.	Chemicals		1,100	8,800
	Nippon Paint Holdings Co. Ltd.	Chemicals		7,152	48,373
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	16	34,986
	Nippon Sanso Holdings Corp.	Chemicals		1,024	16,137
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		336	17,178
	Nippon Shobukai Co. Ltd.	Chemicals		256	9,551
	Nippon Steel Corp.	Metals & Mining		5,700	79,015
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		8,300	223,979
	Nippon Television Holdings Inc.	Media		100	799
	Nippon Yusen KK	Marine		3,300	56,244
	Nipro Corp.	Health Care Equipment & Supplies		700	5,262
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		500	9,962
	Nissan Chemical Corp.	Chemicals		912	40,640
	Nissan Motor Co. Ltd.	Automobiles		13,600	43,240
	Nisshin Seifun Group Inc.	Food Products		1,700	17,241
	Nissin Foods Holdings Co. Ltd.	Food Products		452	31,446
	Nitori Holdings Co. Ltd.	Specialty Retail		501	42,193
	Nitto Denko Corp.	Chemicals		1,000	54,095
	Noevir Holdings Co. Ltd.	Personal Products		92	3,610
	NOF Corp.	Chemicals		500	18,032
	NOK Corp.	Auto Components		872	6,789
	Nomura Holdings Inc.	Capital Markets		21,100	69,738
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		800	18,101
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	32	35,306
	Nomura Research Institute Ltd.	IT Services		2,740	67,201
	NS Solutions Corp.	IT Services		236	5,698
	NSK Ltd.	Machinery		3,100	15,142
	NTT Data Corp.	IT Services		4,300	55,434
	Obayashi Corp.	Construction & Engineering		4,700	30,133
	OBIC Business Consultants Co. Ltd.	Software		184	5,695
	OBIC Co. Ltd.	IT Services		467	62,559
	Odakyu Electric Railway Co. Ltd.	Road & Rail		2,200	28,331
	Oji Holdings Corp.	Paper & Forest Products		6,000	22,301
	Okuma Corp.	Machinery		236	8,071
	Olympus Corp.	Health Care Equipment & Supplies		8,840	169,691
	Omron Corp.	Electronic Equipment, Instruments & Components		1,316	60,152
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		2,904	67,833
	Open House Co. Ltd.	Household Durables		500	16,909
	Oracle Corp. Japan	Software		260	13,831
	Orient Corp.	Consumer Finance		360	2,850
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		1,332	181,333
	ORIX Corp.	Diversified Financial Services		8,400	117,720
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	19	24,284
	Osaka Gas Co. Ltd.	Gas Utilities		2,700	40,777
	OSG Corp.	Machinery		600	7,403
	Otsuka Corp.	IT Services		736	23,009
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		2,904	91,968
	Paltac Corp.	Distributors		260	8,002
	Pan Pacific International Holdings Corp.	Multiline Retail		2,828	50,017
	Panasonic Corp.	Household Durables		15,000	105,133
a	Park24 Co. Ltd.	Commercial Services & Supplies		872	11,260
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		1,900	9,543
a	PeptiDream Inc.	Biotechnology		660	7,364
	Persol Holdings Co. Ltd.	Professional Services		1,200	22,177

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Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Pigeon Corp.	Household Products		736	$10,749
	Pola Orbis Holdings Inc.	Personal Products		600	6,777
	Rakus Co. Ltd.	Software		600	5,671
	Rakuten Inc.	Internet & Direct Marketing Retail		5,500	23,597
	Recruit Holdings Co. Ltd.	Professional Services		9,676	278,157
	Relo Group Inc.	Real Estate Management & Development		736	11,197
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		8,500	70,586
	Rengo Co. Ltd.	Containers & Packaging		1,500	8,705
a	RENOVA Inc.	Independent Power Producers & Energy Traders		300	7,057
	Resona Holdings Inc.	Banks		15,536	56,672
	Resorttrust Inc.	Hotels, Restaurants & Leisure		400	6,417
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		4,200	30,641
	Rinnai Corp.	Household Durables		228	16,366
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		636	41,567
	Rohto Pharmaceutical Co. Ltd.	Personal Products		736	23,568
	Ryohin Keikaku Co. Ltd.	Multiline Retail		1,700	14,199
	Sankyo Co. Ltd.	Leisure Products		272	8,240
	Sankyu Inc.	Road & Rail		372	10,794
	Sanrio Co. Ltd.	Specialty Retail		400	10,280
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		2,600	17,514
	Sanwa Holdings Corp.	Building Products		1,300	11,173
	Sapporo Holdings Ltd.	Beverages		400	8,788
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals		288	8,078
	SBI Holdings Inc.	Capital Markets		1,712	30,705
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		292	15,897
	SCSK Corp.	IT Services		872	13,193
	Secom Co. Ltd.	Commercial Services & Supplies		1,372	78,446
	Sega Sammy Holdings Inc.	Leisure Products		1,228	16,705
	Seibu Holdings Inc.	Industrial Conglomerates		1,400	13,986
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		1,900	25,859
	Seino Holdings Co. Ltd.	Road & Rail		1,000	8,014
	Sekisui Chemical Co. Ltd.	Household Durables		2,300	28,094
	Sekisui House Ltd.	Household Durables		3,900	64,692
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	28	15,708
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		5,400	216,604
	Seven Bank Ltd.	Banks		4,300	7,694
	SG Holdings Co. Ltd.	Air Freight & Logistics		3,044	41,640
	Sharp Corp.	Household Durables		1,400	8,347
a	SHIFT Inc.	IT Services		60	7,830
a	Shikoku Electric Power Co. Inc.	Electric Utilities		1,000	4,995
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		1,900	49,815
	Shimamura Co. Ltd.	Specialty Retail		116	9,801
	SHIMANO Inc.	Leisure Products		539	84,679
	Shimizu Corp.	Construction & Engineering		3,500	17,144
	Shin-Etsu Chemical Co. Ltd.	Chemicals		2,770	274,235
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		500	10,760
	Shinsei Bank Ltd.	Banks		400	5,734
	Shionogi & Co. Ltd.	Pharmaceuticals		1,912	92,321
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		500	9,392
	Shiseido Co. Ltd.	Personal Products		2,708	94,592
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		340	14,704
a	Shochiku Co. Ltd.	Entertainment		56	4,604
	Showa Denko K.K.	Chemicals		1,352	19,186
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		1,500	15,990
	SMC Corp.	Machinery		397	159,683
	SMS Co. Ltd.	Professional Services		380	7,690
	Softbank Corp.	Wireless Telecommunication Services		19,300	192,873

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
SoftBank Group Corp.	Wireless Telecommunication Services	7,360	$249,155
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	428	10,763
Sojitz Corp.	Trading Companies & Distributors	1,600	23,479
Sompo Holdings Inc.	Insurance	2,236	89,011
Sony Corp.	Household Durables	8,700	558,142
Sotetsu Holdings Inc.	Road & Rail	500	8,280
Square Enix Holdings Co. Ltd.	Entertainment	600	25,825
Stanley Electric Co. Ltd.	Auto Components	1,016	15,892
Subaru Corp.	Automobiles	4,200	62,879
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	284	11,400
Sumco Corp.	Semiconductors & Semiconductor Equipment	2,300	26,822
Sumitomo Bakelite Co. Ltd.	Chemicals	236	6,465
Sumitomo Chemical Co. Ltd.	Chemicals	10,600	36,396
Sumitomo Corp.	Trading Companies & Distributors	7,900	98,378
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	1,300	9,260
Sumitomo Electric Industries Ltd.	Auto Components	5,300	53,606
Sumitomo Forestry Co. Ltd.	Household Durables	1,000	15,234
Sumitomo Heavy Industries Ltd.	Machinery	736	13,592
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,700	48,858
Sumitomo Mitsui Financial Group Inc.	Banks	9,188	255,432
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,700	61,333
Sumitomo Rubber Industries Ltd.	Auto Components	1,200	9,542
Sundrug Co. Ltd.	Food & Staples Retailing	440	10,685
Suntory Beverage & Food Ltd.	Beverages	940	33,315
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	660	10,141
Suzuken Co. Ltd.	Health Care Providers & Services	500	11,417
Suzuki Motor Corp.	Automobiles	3,232	100,056
Sysmex Corp.	Health Care Equipment & Supplies	1,380	74,060
T&D Holdings Inc.	Insurance	3,600	33,999
Taiheiyo Cement Corp.	Construction Materials	800	11,264
Taisei Corp.	Construction & Engineering	1,240	34,439
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	316	11,571
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	841	21,643
Takara Bio Inc.	Biotechnology	272	3,196
Takara Holdings Inc.	Beverages	1,200	8,763
Takashimaya Co. Ltd.	Multiline Retail	1,100	13,003
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	10,592	275,658
TBS Holdings Inc.	Media	172	1,881
TDK Corp.	Electronic Equipment, Instruments & Components	2,556	78,669
TechnoPro Holdings Inc.	Professional Services	728	15,516
Teijin Ltd.	Chemicals	1,200	11,623
Terumo Corp.	Health Care Equipment & Supplies	4,660	131,161
The Bank of Kyoto Ltd.	Banks	500	18,274
The Chiba Bank Ltd.	Banks	4,100	22,066
The Chugoku Bank Ltd.	Banks	1,000	6,308
The Chugoku Electric Power Co. Inc.	Electric Utilities	2,000	10,142
The Iyo Bank Ltd.	Banks	1,900	9,280
The Japan Steel Works Ltd.	Machinery	400	7,865
The Kansai Electric Power Co. Inc.	Electric Utilities	5,100	42,704
The Shizuoka Bank Ltd.	Banks	3,300	20,268
THK Co. Ltd.	Machinery	780	13,450
TIS Inc.	IT Services	1,600	42,392
Tobu Railway Co. Ltd.	Road & Rail	1,472	34,678
Toda Corp.	Construction & Engineering	1,600	8,224
Toho Co. Ltd.	Entertainment	760	27,566
Toho Gas Co. Ltd.	Gas Utilities	665	13,245
Tohoku Electric Power Co. Inc.	Electric Utilities	3,500	16,467

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tokai Carbon Co. Ltd.	Chemicals		1,300	$8,793
	Tokio Marine Holdings Inc.	Insurance		13,292	235,545
	Tokyo Century Corp.	Diversified Financial Services		432	13,759
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities		11,000	35,110
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		1,040	256,506
	Tokyo Gas Co. Ltd.	Gas Utilities		2,897	49,056
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals		292	12,185
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		1,472	20,929
	TOKYU Corp.	Road & Rail		3,500	39,825
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		4,100	21,273
	TOPPAN Inc.	Commercial Services & Supplies		2,000	29,763
	Toray Industries Inc.	Chemicals		10,700	52,618
	Toshiba Corp.	Industrial Conglomerates		2,980	105,987
	Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals		220	5,684
	Tosoh Corp.	Chemicals		1,872	20,822
	TOTO Ltd.	Building Products		1,056	35,165
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging		1,000	12,049
	Toyo Suisan Kaisha Ltd.	Food Products		673	27,711
	Toyo Tire Corp.	Auto Components		636	6,898
	Toyoda Gosei Co. Ltd.	Auto Components		500	7,548
	Toyota Boshoku Corp.	Auto Components		400	4,897
	Toyota Industries Corp.	Auto Components		1,100	52,285
	Toyota Motor Corp.	Automobiles		85,509	1,108,259
	Toyota Tsusho Corp.	Trading Companies & Distributors		1,600	49,522
	Trend Micro Inc.	Software		808	43,653
	TS TECH Co. Ltd.	Auto Components		800	7,843
	Tsumura & Co.	Pharmaceuticals		500	10,657
	Tsuruha Holdings Inc.	Food & Staples Retailing		296	17,362
	Ube Industries Ltd.	Chemicals		636	8,489
	Ulvac Inc.	Semiconductors & Semiconductor Equipment		372	13,184
	Unicharm Corp.	Household Products		2,700	88,604
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	20	20,657
	Ushio Inc.	Electrical Equipment		700	7,264
	USS Co. Ltd.	Specialty Retail		1,400	21,637
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		644	13,592
	West Japan Railway Co.	Road & Rail		1,620	62,004
	Yakult Honsha Co. Ltd.	Food Products		889	51,653
	Yamada Holdings Co. Ltd.	Specialty Retail		5,000	16,443
	Yamaguchi Financial Group Inc.	Banks		1,500	7,959
	Yamaha Corp.	Leisure Products		1,100	39,062
	Yamaha Motor Co. Ltd.	Automobiles		2,096	39,199
	Yamato Holdings Co. Ltd.	Air Freight & Logistics		2,320	34,893
	Yamato Kogyo Co. Ltd.	Metals & Mining		236	7,141
	Yamazaki Baking Co. Ltd.	Food Products		772	8,870
	Yaoko Co. Ltd.	Food & Staples Retailing		136	6,164
	YASKAWA Electric Corp.	Machinery		1,820	52,370
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		1,700	26,719
	Yokohama Rubber Co. Ltd.	Auto Components		900	13,779
	Z Holdings Corp.	Interactive Media & Services		18,400	48,331
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services		372	12,375
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		700	17,337
	Zeon Corp.	Chemicals		1,000	8,829
	Zozo Inc.	Internet & Direct Marketing Retail		736	14,715

	Total Investments before Short Term Investments (Cost $29,743,748)				22,742,013

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Short-Term Investments 1.2%
	Money Market Funds 1.2%
	United States 1.2%
b,c	Institutional Fiduciary Trust Portfolio, 2.45%	Money Market Funds	272,885	$272,885

	Total Short-Term Investments (Cost $272,885)			272,885

	Total Investments (Cost $30,016,633) 99.6%			23,014,898
	Other Assets, less Liabilities 0.4%			89,563

	Net Assets 100.0%			$23,104,461

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2022 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	HSBK	Buy	13,811,930	$98,490	10/04/22	$—	$(3,068)
Japanese Yen	UBSW	Buy	13,811,930	98,490	10/04/22	—	(3,068)
Japanese Yen	DBAB	Buy	13,811,930	98,486	10/04/22	—	(3,064)
Japanese Yen	MSCO	Buy	5,650,336	40,291	10/04/22	—	(1,255)
Japanese Yen	DBAB	Buy	979,852,070	6,769,739	10/04/22	—	(234)
Japanese Yen	HSBK	Buy	979,852,070	6,769,608	10/04/22	—	(103)
Japanese Yen	UBSW	Buy	979,852,070	6,769,571	10/04/22	—	(65)
Japanese Yen	MSCO	Buy	400,848,664	2,769,275	10/04/22	69	—
Japanese Yen	MSCO	Sell	406,499,000	2,939,706	10/04/22	131,326	—
Japanese Yen	DBAB	Sell	993,664,000	7,184,870	10/04/22	319,943	—
Japanese Yen	HSBK	Sell	993,664,000	7,186,024	10/04/22	321,096	—
Japanese Yen	UBSW	Sell	993,664,000	7,186,097	10/04/22	321,169	—
Japanese Yen	MSCO	Sell	400,434,000	2,773,784	11/02/22	—	(129)
Japanese Yen	UBSW	Sell	978,839,000	6,780,556	11/02/22	—	(123)
Japanese Yen	HSBK	Sell	978,839,000	6,780,612	11/02/22	—	(67)
Japanese Yen	DBAB	Sell	978,839,000	6,780,739	11/02/22	60	—

Total Forward Exchange Contracts						$1,093,663	$(11,176)

Net unrealized appreciation (depreciation)							$1,082,487

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	12	$215,054	12/08/22	$(2,018)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.25	$22.40	$15.20		$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	1.33	1.54	0.57		0.77	0.38

Net realized and unrealized gains (losses)	(6.11)	2.83	7.13		(11.08)	(0.02)

Total from investment operations	(4.78)	4.37	7.70		(10.31)	0.36

Less distributions from net investment income	(0.80)	(1.52)	(0.50)		(0.90)	(0.12)

Net asset value, end of period	$19.67	$25.25	$22.40		$15.20	$26.41

Total return[d]	(18.91)%	21.12%	50.80%		(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%		0.21%	0.19%

Net investment income	13.15%	6.75%	2.86%		2.97%	3.08%

Supplemental data

Net assets, end of period (000’s)	$60,974	$7,575	$4,480		$1,520	$2,641

Portfolio turnover rate[f]	3.85% [g]	18.50%[g]	10.21%	[g]	12.74% [g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.85%	18.50%	10.21%	12.74%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 78.7%
	Brazil 46.0%
	Ambev SA	Beverages	465,000	$1,335,977
	Americanas SA	Internet & Catalog Retail	71,343	223,967
	Atacadao SA	Food & Staples Retailing	55,800	199,417
	Auren Energia SA	Independent Power Producers & Energy Traders	37,479	93,891
	B3 SA – Brasil Bolsa Balcao	Capital Markets	647,900	1,563,197
	Banco Bradesco SA	Banks	161,260	486,268
	Banco BTG Pactual SA	Capital Markets	124,000	568,779
	Banco do Brasil SA	Banks	89,900	640,237
	Banco Santander Brasil SA	Banks	40,300	226,056
	BB Seguridade Participacoes SA	Insurance	71,300	350,248
	BR Malls Participacoes SA	Real Estate Management & Development	86,800	151,331
	Bradespar SA	Metals & Mining	3,110	12,793
a	BRF SA	Food Products	86,800	206,695
	Caixa Seguridade Participacoes S/A	Insurance	49,600	78,038
	CCR SA	Transportation Infrastructure	117,800	272,892
	Centrais Eletricas Brasileiras SA	Electric Utilities	133,300	1,058,987
	Cia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	37,200	341,130
	Cia Energetica de Minas Gerais	Electric Utilities	34,169	102,339
	Cia Paranaense de Energia	Electric Utilities	34,100	39,088
	Cia Siderurgica Nacional SA	Metals & Mining	65,100	153,096
	Cielo SA	IT Services	120,900	120,702
	Cosan SA	Oil, Gas & Consumable Fuels	127,112	408,443
	CPFL Energia SA	Electric Utilities	18,600	116,094
	CSN Mineracao SA	Metals & Mining	52,700	32,250
	Dexco SA	Paper & Forest Products	31,180	53,899
	Diagnosticos da America SA	Health Care Providers & Services	9,300	32,428
	EDP – Energias do Brasil SA	Electric Utilities	27,900	112,604
a	Embraer SA	Aerospace & Defense	77,500	166,926
	Energisa SA	Electric Utilities	27,900	216,078
a	Eneva SA	Independent Power Producers & Energy Traders	127,100	332,504
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	18,600	132,429
	Equatorial Energia SA	Electric Utilities	99,200	493,354
b	GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	43,400	107,841
	Grendene SA	Textiles, Apparel & Luxury Goods	37,200	48,625
	GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	46,500	114,512
a	Grupo Mateus SA	Food & Staples Retailing	43,400	52,958
b,c	Hapvida Participacoes e Investimentos S/A, 144A	Health Care Providers & Services	424,752	594,465
	Hypera SA	Pharmaceuticals	43,400	355,057
	Itau Unibanco Holding SA	Banks	49,600	215,682
	Klabin SA	Containers & Packaging	80,600	270,462
	Localiza Rent a Car SA	Road & Rail	83,776	946,204
	Lojas Renner SA	Multiline Retail	105,426	542,835
	M Dias Branco SA	Food Products	12,400	100,436
a	Magazine Luiza SA	Multiline Retail	319,336	264,497
	Marfrig Global Foods SA	Food Products	37,200	67,882
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	31,000	138,527
	Natura & Co. Holding SA	Personal Products	102,300	278,595
	Neoenergia SA	Electric Utilities	24,800	70,152
	Odontoprev SA	Health Care Providers & Services	31,070	50,550
a	Petro Rio SA	Oil, Gas & Consumable Fuels	71,300	362,903
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	396,800	2,426,790
	Porto Seguro SA	Insurance	18,600	72,662
	Raia Drogasil SA	Food & Staples Retailing	114,700	482,012
b	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	49,600	272,537
	Rumo SA	Road & Rail	133,300	455,436
	Sao Martinho SA	Food Products	18,600	87,758

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Sendas Distribuidora SA	Food & Staples Retailing	83,700	$271,580
	SIMPAR SA	Road & Rail	31,000	55,365
	SLC Agricola SA	Food Products	9,300	74,433
a	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	12,400	34,847
	Sul America SA	Insurance	43,400	177,007
	Suzano SA	Paper & Forest Products	77,500	637,612
	Telefonica Brasil SA	Diversified Telecommunication Services	46,500	348,093
	TIM SA	Wireless Telecommunication Services	86,800	193,857
	Totvs SA	Software	46,500	252,323
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	24,800	178,589
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	86,842	188,332
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	18,600	28,198
	Vale SA	Metals & Mining	414,400	5,519,357
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	21,700	54,843
	Vibra Energia SA	Specialty Retail	117,800	375,690
	WEG SA	Machinery	158,100	939,448

				28,031,089

	Chile 4.3%
	Banco de Chile	Banks	4,667,329	414,972
	Banco de Credito e Inversiones SA	Banks	5,829	149,690
	Banco Santander Chile	Banks	6,599,280	232,988
	CAP SA	Metals & Mining	7,905	51,658
	Cencosud SA	Food & Staples Retailing	139,283	178,114
	Cencosud Shopping SA	Real Estate Management & Development	51,336	54,126
	Cia Cervecerias Unidas SA	Beverages	14,415	79,168
	Cia Sud Americana de Vapores SA	Marine	1,879,933	130,898
	Colbun SA	Independent Power Producers & Energy Traders	767,157	68,072
	Empresas CMPC SA	Paper & Forest Products	128,092	196,978
	Empresas Copec SA	Oil, Gas & Consumable Fuels	52,173	337,742
	Enel Americas SA	Electric Utilities	2,015,961	214,658
	Enel Chile SA	Electric Utilities	2,639,247	77,116
	Falabella SA	Multiline Retail	83,917	169,072
	Itau CorpBanca Chile SA	Banks	34,425,717	65,873
	Plaza SA	Real Estate Management & Development	31,093	25,350
	Quinenco SA	Industrial Conglomerates	28,458	62,392
	Sociedad Quimica y Minera de Chile SA, A	Chemicals	1,829	141,309

				2,650,176

	Colombia 1.2%
	Bancolombia SA	Banks	29,047	196,639
	Cementos Argos SA	Construction Materials	54,839	40,347
	Ecopetrol SA	Oil, Gas & Consumable Fuels	507,563	229,143
	Grupo de Inversiones Suramericana SA	Diversified Financial Services	10,726	87,554
	Interconexion Electrica SA ESP	Electric Utilities	46,159	165,787

				719,470

	Mexico 25.9%
	Alfa SAB de CV, A	Industrial Conglomerates	387,035	246,763
	Alpek SAB de CV	Chemicals	41,137	53,376
	America Movil SAB de CV	Wireless Telecommunication Services	3,049,036	2,521,719
	Arca Continental SAB de CV	Beverages	47,244	340,735
b	Banco del Bajio SA, 144A	Banks	75,299	190,649
	Becle SAB de CV	Beverages	57,195	101,462
a	Cemex SAB de CV	Construction Materials	1,570,739	542,133
	Coca-Cola Femsa SAB de CV	Beverages	56,234	329,084

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	26,133	$31,452
a	Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines		97,247	68,821
	El Puerto de Liverpool SAB de CV	Multiline Retail		20,615	90,734
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	308,946	318,511
	Fomento Economico Mexicano SAB de CV	Beverages		194,494	1,220,889
	Gruma SAB de CV	Food Products		20,770	199,256
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		28,830	181,690
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		36,735	465,045
	Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure		21,328	420,747
	Grupo Bimbo SAB de CV	Food Products		236,623	835,168
	Grupo Carso SAB de CV, A1	Industrial Conglomerates		48,236	176,943
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		49,352	146,062
	Grupo Elektra SAB de CV	Banks		6,727	345,040
	Grupo Financiero Banorte SAB de CV	Banks		307,861	1,979,987
a	Grupo Financiero Inbursa SAB de CV	Banks		212,784	337,788
	Grupo Mexico SAB de CV, B	Metals & Mining		336,939	1,141,479
	Grupo Televisa SAB	Media		253,518	274,857
	Industrias Bachoco SAB de CV	Food Products		17,267	66,861
	Industrias Penoles SAB de CV	Metals & Mining		13,268	129,186
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		88,195	118,032
	Megacable Holdings SAB de CV	Media		32,271	65,128
	Operadora De Sites Mexicanos SAB de CV, A-1	Diversified Telecommunication Services		134,943	112,343
	Orbia Advance Corp. SAB de CV	Chemicals		103,943	174,621
	Prologis Property Mexico SA de CV	Equity Real Estate Investment Trusts (REITs	)	62,839	159,977
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		23,405	159,653
	Qualitas Controladora SAB de CV	Insurance		17,639	72,854
	Regional SAB de CV	Banks		25,420	143,525
	Sitios Latinoamerica SAB de CV	Construction & Engineering		152,452	68,161
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		549,785	1,936,654

					15,767,385

	Panama 0.0%†
a	BAC Holding International Corp.	Banks		554,900	23,288

	United States 1.3%
	GCC SAB de CV	Construction Materials		17,918	107,557
	JBS SA	Food Products		145,700	676,666

					784,223

	Total Common Stocks (Cost $48,437,960)				47,975,631

	Preferred Stocks 20.9%
	Brazil 17.9%
d	Alpargatas SA, 2.045%, pfd.	Textiles, Apparel & Luxury Goods		24,800	97,525
d	Banco Bradesco SA, 3.165%, pfd.	Banks		554,925	2,035,500
d	Bradespar SA, 32.075%, pfd.	Metals & Mining		27,907	122,590
d	Braskem SA, 35.194%, pfd., A	Chemicals		21,700	105,273
d	Centrais Eletricas Brasileiras SA, 3.575%, pfd., B	Electric Utilities		31,000	258,770
d	Cia de Transmissao de Energia Eletrica Paulista, 6.461%, pfd.	Electric Utilities		18,600	78,989
d	Cia Paranaense de Energia, 17.781%, pfd.	Electric Utilities		136,400	165,934
d	Companhia Energetica de Minas Gerais, 12.825%, pfd.	Electric Utilities		133,315	265,208
d	Gerdau SA, 14.894%, pfd.	Metals & Mining		111,600	504,267
d	Itau Unibanco Holding SA, 2.937%, pfd.	Banks		514,600	2,669,639
d	Itausa SA, 5.807%, pfd.	Banks		508,430	914,617
d	Metalurgica Gerdau SA, 21.719%, pfd.	Metals & Mining		74,400	145,668
d	Petroleo Brasileiro SA, 38.601%, pfd.	Oil, Gas & Consumable Fuels		598,300	3,296,327

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Raizen SA, 1.575%, pfd.	Oil, Gas & Consumable Fuels	127,100	$98,459
d	Unipar Carbocloro SA, 16.852%, pfd., B	Chemicals	4,940	87,669
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 10.931%, pfd., A	Metals & Mining	49,600	68,960

				10,915,395

	Chile 2.4%
	Embotelladora Andina SA, B, 16.21%, pfd., B	Beverages	40,176	70,296
	Sociedad Quimica y Minera de Chile SA, 0.005%, pfd., B	Chemicals	14,539	1,367,487

				1,437,783

	Colombia 0.6%
	Bancolombia SA, 8.583%, pfd.	Banks	47,678	290,800
	Grupo Aval Acciones y Valores SA, 5.062%, pfd.	Banks	463,419	58,507
	Grupo de Inversiones Suramericana SA, 5.772%, pfd.	Diversified Financial Services	8,370	23,321

				372,628

	Total Preferred Stocks (Cost $11,896,256)			12,725,806

	Right 0.0%†
	Brazil 0.0%†
a	Localiza Rent a Car SA	Road & Rail	257	523

	Total Rights (Cost $0)			523

	Total Investments (Cost $60,334,216) 99.6%			60,701,960
	Other Assets, less Liabilities 0.4%			271,581

	Net Assets 100.0%			$60,973,541

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $1,165,492, representing 1.9% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30,2022, the value of was $594,465, representing 1.0% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	10	$204,298	10/13/22	$(8,940)
Mini Bovespa Index	Long	2	8,172	10/13/22	(334)

Total Futures Contracts					$(9,274)

*As of period end.

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Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.49	$22.14		$14.35		$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.64	0.66		0.33		0.64	0.51	0.12

Net realized and unrealized gains (losses)	(5.69)	5.48		7.78		(7.73)	(2.86)	0.04

Total from investment operations	(5.05)	6.14		8.11		(7.09)	(2.35)	0.16

Less distributions from net investment income	(0.34)	(0.79)		(0.32)		(0.67)	(0.52)	(0.08)

Net asset value, end of period	$22.10	$27.49		$22.14		$14.35	$22.11	$24.98

Total return[d]	(18.41)%	28.33%		56.94%		(33.13)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income	5.28%	2.73%		1.80%		2.93%	2.21%	1.18%

Supplemental data

Net assets, end of period (000’s)	$9,946	$12,372		$5,536		$2,871	$4,422	$2,498

Portfolio turnover rate[f]	8.34% [g]	22.39%	[g]	18.32%	[g]	19.32% [g]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.34%	22.39%	18.32%	19.32%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.1%
	Alfa SAB de CV, A	Industrial Conglomerates		305,667	$194,885
	Alpek SAB de CV	Chemicals		31,464	40,825
	America Movil SAB de CV	Wireless Telecommunication Services		1,599,543	1,322,909
	Arca Continental SAB de CV	Beverages		37,170	268,079
a	Banco del Bajio SA, 144A	Banks		59,688	151,124
	Becle SAB de CV	Beverages		45,396	80,531
b	Cemex SAB de CV	Construction Materials		973,881	336,130
	Coca-Cola Femsa SAB de CV	Beverages		44,262	259,023
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	19,953	24,014
b	Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines		78,552	55,591
	El Puerto de Liverpool SAB de CV	Multiline Retail		16,641	73,243
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	242,064	249,558
	Fomento Economico Mexicano SAB de CV	Beverages		110,412	693,085
	Gruma SAB de CV	Food Products		16,407	157,400
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		22,941	144,577
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		24,255	307,055
	Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure		14,985	295,616
	Grupo Bimbo SAB de CV	Food Products		129,114	455,712
	Grupo Carso SAB de CV, A1	Industrial Conglomerates		37,962	139,255
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		38,844	114,962
	Grupo Elektra SAB de CV	Banks		5,343	274,052
	Grupo Financiero Banorte SAB de CV	Banks		166,122	1,068,402
b	Grupo Financiero Inbursa SAB de CV	Banks		167,949	266,614
	Grupo Mexico SAB de CV, B	Metals & Mining		188,577	638,859
	Grupo Televisa SAB	Media		202,248	219,272
	Industrias Bachoco SAB de CV	Food Products		13,554	52,484
	Industrias Penoles SAB de CV	Metals & Mining		10,449	101,738
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		70,065	93,768
	Megacable Holdings SAB de CV	Media		25,200	50,857
	Operadora De Sites Mexicanos SAB de CV, A-1	Diversified Telecommunication Services		105,552	87,875
	Orbia Advance Corp. SAB de CV	Chemicals		81,738	137,317
	Prologis Property Mexico SA de CV	Equity Real Estate Investment Trusts (REITs	)	49,923	127,095
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		18,423	125,670
	Qualitas Controladora SAB de CV	Insurance		14,193	58,621
	Regional SAB de CV	Banks		19,926	112,505
b	Sitios Latinoamerica SAB de CV	Construction & Engineering		79,977	35,758
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		295,002	1,039,164

					9,853,625

	United States 0.8%
	GCC SAB de CV	Construction Materials		13,743	82,496

	Total Investments (Cost $10,126,558) 99.9%				9,936,121
	Other Assets, less Liabilities 0.1%				9,737

	Net Assets 100.0%				$9,945,858

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $694,093, representing 7.0% of net assets.

bNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30, 2022 (unaudited)		Year Ended March 31,
			2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$—	[b]	$26.98	$18.91		$23.37	$24.24	$23.90

Income from investment operations[c]:

Net investment income (loss)[d]	—		1.68	1.41		1.73	1.03	(—)[b]

Net realized and unrealized gains (losses)	0.01	[e]	(27.28)	8.34		(4.44)	(1.26)	0.34

Total from investment operations	0.01	[e]	(25.60)	9.75		(2.71)	(0.23)	0.34

Less distributions from net investment income	—		(1.38)	(1.68)		(1.75)	(0.64)	—

Net asset value, end of period	$0.01	[e]	$—	$26.98		$18.91	$23.37	$24.24

Total return[f]	72.50%	[g]	(100.00)%	52.27%		(13.90)%	(0.63)%	1.42%

Ratios to average net assets[h]

Expenses before waiver and payments by affiliates	—%		0.19%	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	—%		0.19%	0.19%		0.19%	0.19%	0.19%

Net investment income (loss)	104.56%	[g]	6.19%	6.02%		6.49%	4.57%	(0.13)%

Supplemental data

Net assets, end of period (000’s)	$5		$3	$10,794		$13,240	$11,683	$2,424

Portfolio turnover rate[i]	—%	[j]	20.45% [j]	18.82%	[j]	15.74% [j]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bAmount rounds to less than $0.01 per share.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eActual amount less than $0.01 per share. Amount shown reflects effect of rounding.

fTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

gThe amounts shown reflect the Fund’s NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005827 as of September 30, 2022.

hRatios are annualized for periods less than one year.

iPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[j]Portfolio turnover rate excluding cash creations was as follows:	20.45%	18.82%	15.74%

258	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 0.0%†
a	Russia 0.0%†
b	Aeroflot Russian Airlines PJSC	Airlines	174,496	$—
	Alrosa PJSC	Metals & Mining	361,232	—
b	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	45,533,568	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Food & Staples Retailing	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	3,504	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rosseti PJS	Electric Utilities	5,157,472	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
c	Segezha Group PJSC, 144A	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema PJSFC	Wireless Telecommunication Services	499,664	—
	Sovcomflot OAOSovcomflot OAO	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PAO	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
b	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	886,353,216	—

	Total Common Stocks (Cost $21,363,101)			—

	Preferred Stocks 0.0%†
a	Russia 0.0%†
d	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
d	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
d	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276	—

	Total Preferred Stocks (Cost $1,113,686)	.		—

	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,664

	Net Assets 100.0%			$4,664

†Rounds to less than 0.1% of net assets.

aFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $0, representing 0.0% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$41.30	$30.33		$20.15		$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.61	0.62		0.52		0.89	0.11

Net realized and unrealized gains (losses)	(5.19)	11.03		10.23		(7.80)	3.07

Total from investment operations	(4.58)	11.65		10.75		(6.91)	3.18

Less distributions from net investment income	(0.33)	(0.68)		(0.57)		(0.83)	—

Net asset value, end of period	$36.39	$41.30		$30.33		$20.15	$27.89

Total return[d]	(11.10)%	38.99%		54.12%		(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%	0.39%		0.39%		0.39%	0.39%

Net investment income	3.09%	1.77%		2.11%		3.46%	0.93%

Supplemental data

Net assets, end of period (000’s)	$5,458	$4,130		$3,033		$2,015	$2,789

Portfolio turnover rate[f]	2.48% [g]	15.51%	[g]	16.74%	[g]	32.37% [g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/ or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.48%	15.51%	16.74%	32.37%

260	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Saudi Arabia 99.8%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	816	$26,802
	ACWA Power Co.	Independent Power Producers & Energy Traders	2,457	109,868
	Advanced Petrochemical Co.	Chemicals	2,355	27,988
a	Al Rajhi Bank	Banks	34,788	752,799
	Alinma Bank	Banks	17,742	171,186
	Almarai Co. JSC	Food Products	4,650	65,845
	Arab National Bank	Banks	12,282	100,525
	Arabian Centres Co. Ltd.	Real Estate Management & Development	2,952	15,243
	Arabian Internet & Communications Services Co.	IT Services	465	29,457
a	Bank AlBilad	Banks	9,042	114,319
	Bank Al-Jazira	Banks	7,413	44,632
	Banque Saudi Fransi	Banks	10,845	121,238
	BinDawood Holding Co.	Food & Staples Retailing	537	9,719
	Bupa Arabia for Cooperative Insurance Co.	Insurance	1,056	47,333
a	Co. for Cooperative Insurance	Insurance	1,137	24,362
	Dallah Healthcare Co.	Health Care Providers & Services	699	29,396
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	9,768	41,339
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,692	93,675
	Elm Co.	IT Services	471	39,716
a	Emaar Economic City	Real Estate Management & Development	8,133	21,301
	Etihad Etisalat Co.	Wireless Telecommunication Services	6,963	65,979
	Jarir Marketing Co.	Specialty Retail	1,086	48,273
a	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	8,151	24,863
	Mouwasat Medical Services Co.	Health Care Providers & Services	876	46,167
	Nahdi Medical Co.	Food & Staples Retailing	723	36,525
a	National Industrialization Co.	Chemicals	6,021	21,860
	Qassim Cement Co.	Construction Materials	810	16,687
a	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	7,719	28,189
	Riyad Bank	Banks	25,425	214,864
	SABIC Agri-Nutrients Co.	Chemicals	4,170	175,369
	Sahara International Petrochemical Co.	Chemicals	6,630	73,853
a	Saudi Airlines Catering Co.	Commercial Services & Supplies	738	14,025
a	Saudi Arabian Mining Co.	Metals & Mining	13,830	256,207
b	Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	49,857	475,745
	Saudi Basic Industries Corp.	Chemicals	16,056	379,498
	Saudi British Bank	Banks	17,811	185,600
	Saudi Cement Co.	Construction Materials	1,392	19,340
	Saudi Electricity Co.	Electric Utilities	14,421	94,195
a	Saudi Ground Services Co.	Transportation Infrastructure	1,641	11,291
	Saudi Industrial Investment Group	Chemicals	6,825	41,528
	Saudi Investment Bank	Banks	9,042	41,107
a	Saudi Kayan Petrochemical Co.	Chemicals	13,563	49,602
	Saudi National Bank	Banks	38,610	648,467
a	Saudi Research & Media Group	Media	594	30,072
	Saudi Tadawul Group Holding Co.	Capital Markets	663	35,541
	Saudi Telecom Co.	Diversified Telecommunication Services	32,148	336,711
	Saudia Dairy & Foodstuff Co.	Food Products	282	14,562
	Savola Group	Food Products	4,830	36,447
a	Seera Group Holding	Hotels, Restaurants & Leisure	2,700	13,884
	Southern Province Cement Co.	Construction Materials	1,275	18,461
	United Electronics Co.	Specialty Retail	540	15,810
a	Yamama Cement Co.	Construction Materials	1,824	13,958
	Yanbu Cement Co.	Construction Materials	1,419	14,126

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Saudi Arabia ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	Chemicals	5,085	$62,666

Total Investments (Cost $4,370,666) 99.8%			5,448,215
Other Assets, less Liabilities 0.2%			9,793

Net Assets 100.0%			$5,458,008

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $475,745, representing 8.7% of net assets.

262	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$29.79	$26.22		$14.81		$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	0.62	0.94		1.03		2.65	0.22

Net realized and unrealized gains (losses)	(10.14)	3.35		11.33		(11.76)	2.04

Total from investment operations	(9.52)	4.29		12.36		(9.11)	2.26

Less distributions from net investment income	(0.60)	(0.72)		(0.95)		(2.70)	(0.06)

Net asset value, end of period	$19.67	$29.79		$26.22		$14.81	$26.62

Total return[d]	(32.23)%	16.82%		85.24%		(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.19%		0.19%	0.19%

Net investment income	5.15%	3.56%		4.94%		10.42%	1.75%

Supplemental data

Net assets, end of period (000’s)	$2,950	$5,958		$2,622		$1,481	$2,662

Portfolio turnover rate[f]	4.29% [g]	13.19%	[h]	11.08%	[h]	21.44% [h]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	4.29%	13.19%	11.08%	21.44%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE South Africa ETF

		Industry		Shares	Value
	Common Stocks 100.0%
	Luxembourg 0.9%
	Reinet Investments SCA	Capital Markets		1,869	$27,759

	Romania 1.0%
	NEPI Rockcastle PLC	Real Estate Management & Development		6,393	28,834

	South Africa 98.1%
	Absa Group Ltd.	Banks		11,445	112,479
	African Rainbow Minerals Ltd.	Metals & Mining		1,458	19,836
	Anglo American Platinum Ltd.	Metals & Mining		774	55,480
	AngloGold Ashanti Ltd.	Metals & Mining		5,766	80,100
	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		5,106	38,149
	AVI Ltd.	Food Products		4,527	18,337
	Bid Corp. Ltd.	Food & Staples Retailing		4,584	71,115
	Bidvest Group Ltd.	Industrial Conglomerates		4,677	51,146
	Capitec Bank Holdings Ltd.	Banks		1,170	101,099
	Clicks Group Ltd.	Food & Staples Retailing		3,363	53,415
a,b	Dis-Chem Pharmacies Ltd., 144A, Reg S	Food & Staples Retailing		5,121	9,075
c	Discovery Ltd.	Insurance		7,239	42,264
c	Distell Group Holdings Ltd.	Beverages		1,092	10,478
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		3,324	37,439
	FirstRand Ltd.	Diversified Financial Services		68,394	231,145
	Foschini Group Ltd.	Specialty Retail		4,425	28,962
	Gold Fields Ltd.	Metals & Mining		12,102	99,287
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	46,776	30,685
	Harmony Gold Mining Co. Ltd.	Metals & Mining		7,371	17,521
	Impala Platinum Holdings Ltd.	Metals & Mining		11,202	105,753
	Investec Ltd.	Capital Markets		3,945	15,725
	Kumba Iron Ore Ltd.	Metals & Mining		747	16,120
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		19,035	18,270
	Momentum Metropolitan Holdings	Insurance		17,754	16,586
	Mr Price Group Ltd.	Specialty Retail		3,537	34,005
	MTN Group Ltd.	Wireless Telecommunication Services		24,810	165,487
	MultiChoice Group	Media		4,743	30,518
	Naspers Ltd., N	Internet & Direct Marketing Retail		2,928	368,725
	Nedbank Group Ltd.	Banks		5,778	64,215
	Netcare Ltd.	Health Care Providers & Services		19,836	15,143
c	Northam Platinum Ltd.	Metals & Mining		5,097	44,477
	Old Mutual Ltd.	Insurance		62,250	33,874
a,b	Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail		24,774	28,630
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		4,773	14,734
	Rand Merchant Investment Holdings Ltd.	Insurance		10,377	16,906
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	91,011	17,977
	Remgro Ltd.	Diversified Financial Services		7,008	51,763
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	4,194	11,187
	Royal Bafokeng Platinum Ltd.	Metals & Mining		1,035	8,266
	Sanlam Ltd.	Insurance		24,189	69,434
	Santam Ltd.	Insurance		561	7,805
c	Sappi Ltd.	Paper & Forest Products		7,836	19,193
c	Sasol Ltd.	Chemicals		7,686	122,198
	Shoprite Holdings Ltd.	Food & Staples Retailing		6,687	80,735
	Sibanye Stillwater Ltd.	Metals & Mining		38,598	90,221
	SPAR Group Ltd.	Food & Staples Retailing		2,649	21,130
	Standard Bank Group Ltd.	Banks		18,309	146,696
	Tiger Brands Ltd.	Food Products		2,169	20,449
	Transaction Capital Ltd.	Consumer Finance		7,692	15,733
	Truworths International Ltd.	Specialty Retail		5,244	14,545

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Africa ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
South Africa (continued)
Vodacom Group Ltd.	Wireless Telecommunication Services	8,211	$55,774
Woolworths Holdings Ltd.	Multiline Retail	12,876	43,752

			2,894,038

Total Investments (Cost $3,808,391) 100.0%			2,950,631
Other Assets, less Liabilities 0.0%†			(377)

Net Assets 100.0%			$2,950,254

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $37,705, representing 1.3% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of was $37,705, representing 1.3% of net assets.

cNon-income producing.

See Abbreviations on page 332.

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Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.57	$31.48	$16.52		$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.09	0.55	0.54		0.36	0.40	0.10

Net realized and unrealized gains (losses)	(8.70)	(5.87)	14.72		(4.58)	(4.81)	0.40

Total from investment operations	(8.61)	(5.32)	15.26		(4.22)	(4.41)	0.50

Less distributions from net investment income	(0.07)	(0.59)	(0.30)		(0.45)	(0.38)	(0.27)

Net asset value, end of period	$16.89	$25.57	$31.48		$16.52	$21.19	$25.98

Total return[d]	(33.72)%	(17.15)%	92.55%		(20.24)%	(16.92)%	1.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	0.85%	1.86%	2.07%		1.78%	1.74%	0.94%

Supplemental data

Net assets, end of period (000’s)	$43,913	$61,361	$62,966		$11,562	$16,948	$25,981

Portfolio turnover rate[f]	4.38% [g]	27.38% [g]	8.65%	[g]	21.72% [g]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.38%	10.53%	8.65%	8.02%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.8%
	South Korea 95.8%
a	Alteogen Inc., A	Biotechnology	2,262	$71,700
	Amorepacific Corp., H	Personal Products	2,288	163,120
	AMOREPACIFIC Group, A	Personal Products	2,288	42,939
	BGF retail Co. Ltd.	Food & Staples Retailing	494	57,145
	BNK Financial Group Inc., H	Banks	22,490	94,632
	Celltrion Healthcare Co. Ltd., A	Health Care Providers & Services	7,540	357,316
	Celltrion Inc., A	Biotechnology	8,476	1,039,727
a	Celltrion Pharm Inc., A	Pharmaceuticals	1,534	68,728
	Cheil Worldwide Inc., A	Media	5,538	87,868
	CJ CheilJedang Corp., A	Food Products	624	179,258
	CJ Corp., A	Industrial Conglomerates	988	47,995
	CJ ENM Co. Ltd., A	Internet & Catalog Retail	780	41,489
a	CJ Logistics Corp., A	Road & Rail	650	41,071
	Coway Co. Ltd.	Household Durables	4,446	167,498
a	Daewoo Engineering & Construction Co. Ltd., A	Construction & Engineering	14,170	40,805
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd., A	Machinery	3,822	50,623
	DB Insurance Co. Ltd., A	Insurance	3,562	137,431
	DGB Financial Group Inc., A	Banks	12,298	59,913
	DL E&C Co. Ltd., A	Construction & Engineering	2,418	57,970
	DL Holdings Co. Ltd., A	Construction & Engineering	936	37,487
	Dongsuh Cos. Inc., A	Food & Staples Retailing	2,470	35,910
	Doosan Bobcat Inc., A	Machinery	1,924	38,327
a	Doosan Enerbility Co. Ltd., H	Electrical Equipment	33,150	330,179
	Ecopro BM Co. Ltd.	Electrical Equipment	3,120	192,124
	E-MART Inc., A	Food & Staples Retailing	1,560	91,482
	F&F Co. Ltd. / New	Textiles, Apparel & Luxury Goods	1,248	119,941
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	4,108	89,872
	Green Cross Corp.	Biotechnology	416	35,910
	GS Engineering & Construction Corp.	Construction & Engineering	5,018	79,091
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	4,082	118,976
	GS Retail Co. Ltd.	Food & Staples Retailing	3,120	55,827
	Hana Financial Group Inc.	Banks	22,776	564,346
a	Hanjin Kal Corp.	Airlines	1,690	44,119
	Hankook Tire & Technology Co. Ltd.	Auto Components	5,772	142,212
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	572	91,555
	Hanmi Science Co. Ltd.	Pharmaceuticals	1,144	25,228
	Hanon Systems	Auto Components	12,896	74,995
	Hanssem Co. Ltd.	Household Durables	754	22,530
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,756	118,469
	Hanwha Corp.	Industrial Conglomerates	3,380	57,763
	Hanwha Corp.	Industrial Conglomerates	1,820	17,809
a	Hanwha Life Insurance Co. Ltd.	Insurance	22,022	32,170
a	Hanwha Solutions Corp.	Chemicals	9,048	298,501
	HD Hyundai Co. Ltd.	Machinery	3,952	149,440
	Hite Jinro Co. Ltd.	Beverages	2,444	45,269
	HL Mando Co. Ltd.	Auto Components	2,626	81,403
a	HLB Inc.	Leisure Products	7,020	210,252
	HMM Co. Ltd.	Marine	23,036	297,872
	Hotel Shilla Co. Ltd.	Specialty Retail	2,470	124,130
a	HYBE Co. Ltd.	Entertainment	1,456	137,387
	Hyundai Department Store Co. Ltd.	Multiline Retail	1,170	44,487
a	Hyundai Doosan Infracore Co. Ltd.	Machinery	10,920	33,965
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,720	149,927
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,456	165,374
a	Hyundai Heavy Industries Co. Ltd.	Machinery	1,170	94,045
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,784	97,974
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,586	114,180

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Mobis Co. Ltd.	Auto Components	4,862	$649,082
	Hyundai Motor Co.	Automobiles	10,998	1,356,781
	Hyundai Steel Co.	Metals & Mining	5,876	115,409
	Hyundai Wia Corp.	Auto Components	1,222	51,333
	Iljin Materials Co. Ltd.	Electronic Equipment, Instruments & Components	1,352	48,006
	Industrial Bank of Korea	Banks	19,812	131,831
	Kakao Corp.	Interactive Media & Services	23,920	954,660
a	Kakao Games Corp.	Entertainment	2,288	68,207
a	KakaoBank Corp.	Banks	13,390	187,649
a	Kakaopay Corp.	IT Services	1,690	57,999
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	8,346	137,379
	KB Financial Group Inc.	Banks	30,706	937,899
	KCC Corp.	Building Products	312	50,484
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	1,690	40,989
	Kia Corp.	Automobiles	20,358	1,023,094
	Korea Aerospace Industries Ltd.	Aerospace & Defense	5,538	187,542
a	Korea Electric Power Corp.	Electric Utilities	20,176	283,454
	Korea Gas Corp.	Gas Utilities	2,080	49,140
	Korea Investment Holdings Co. Ltd.	Capital Markets	3,042	100,996
a	Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	3,406	173,550
	Korea Zinc Co. Ltd.	Metals & Mining	780	324,387
a	Korean Air Lines Co. Ltd.	Airlines	13,806	213,261
a	Krafton Inc.	Entertainment	2,314	339,652
	KT&G Corp.	Tobacco	8,476	513,051
	Kumho Petrochemical Co. Ltd.	Chemicals	1,378	111,246
a	L&F Co. Ltd.	Electronic Equipment, Instruments & Components	1,768	219,594
	LG Chem Ltd.	Chemicals	3,692	1,383,177
	LG Corp.	Industrial Conglomerates	7,020	363,095
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	17,654	148,073
	LG Electronics Inc.	Household Durables	8,528	468,512
a	LG Energy Solution Ltd.	Electrical Equipment	2,730	813,829
	LG H&H Co. Ltd.	Personal Products	702	310,593
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	1,118	213,723
	LG Uplus Corp.	Diversified Telecommunication Services	16,510	124,053
	Lotte Chemical Corp.	Chemicals	1,170	117,761
	Lotte Chilsung Beverage Co. Ltd.	Beverages	234	26,087
	Lotte Corp.	Industrial Conglomerates	2,106	56,378
	LOTTE Fine Chemical Co. Ltd.	Chemicals	1,404	55,249
	Lotte Shopping Co. Ltd.	Multiline Retail	910	55,019
	LS Corp.	Electrical Equipment	1,378	54,611
	Meritz Financial Group Inc.	Diversified Financial Services	2,080	30,312
	Mirae Asset Securities Co. Ltd.	Capital Markets	21,112	88,243
	Mirae Asset Securities Co. Ltd.	Capital Markets	11,024	28,163
	NAVER Corp.	Interactive Media & Services	11,388	1,540,210
	NCSoft Corp.	Entertainment	1,248	301,816
b	Netmarble Corp., 144A	Software	1,378	49,410
	NH Investment & Securities Co. Ltd.	Capital Markets	10,868	68,291
a	NHN Corp.	Software	1,378	20,708
	NongShim Co. Ltd.	Food Products	260	54,155
	OCI Co. Ltd.	Chemicals	1,404	89,302
	Orion Corp/Republic of Korea	Food Products	1,690	121,668
	Ottogi Corp.	Food Products	104	33,511
	Pan Ocean Co. Ltd.	Marine	15,054	47,350
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,640	39,181
a	Pearl Abyss Corp.	Entertainment	2,470	80,538
	POSCO Chemical Co. Ltd.	Construction Materials	2,158	226,253

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	POSCO Holdings Inc.	Metals & Mining	5,902	$870,428
	Posco International Corp.	Trading Companies & Distributors	3,952	57,732
	S-1 Corp.	Commercial Services & Supplies	1,534	62,081
a,b	Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	1,456	821,271
	Samsung C&T Corp.	Industrial Conglomerates	6,630	479,629
	Samsung Card Co. Ltd.	Consumer Finance	2,418	51,040
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	4,394	343,977
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	214,448	7,959,173
a	Samsung Engineering Co. Ltd.	Construction & Engineering	12,402	197,208
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,600	334,382
a	Samsung Heavy Industries Co. Ltd.	Machinery	48,620	180,452
	Samsung Life Insurance Co. Ltd.	Insurance	5,876	256,282
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	4,160	1,587,587
	Samsung SDS Co. Ltd.	IT Services	2,886	231,977
	Samsung Securities Co. Ltd.	Capital Markets	4,914	105,616
	SD Biosensor Inc.	Health Care Equipment & Supplies	2,678	49,790
	Seegene Inc.	Biotechnology	2,288	42,859
a	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,652	36,887
	Shinhan Financial Group Co. Ltd.	Banks	39,390	922,321
	Shinsegae Inc.	Multiline Retail	546	88,157
a,c	SillaJen Inc.	Biotechnology	1,616	—
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,950	77,553
a	SK Bioscience Co. Ltd.	Biotechnology	1,586	89,016
	SK Chemicals Co. Ltd.	Chemicals	1,066	67,803
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	42,770	2,484,229
a,b	SK IE Technology Co. Ltd., 144A	Chemicals	2,028	74,276
	SK Inc.	Industrial Conglomerates	2,860	383,812
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	4,108	412,035
	SK Networks Co. Ltd.	Trading Companies & Distributors	10,686	29,578
a	SK Square Co. Ltd.	Semiconductors & Semiconductor Equipment	7,800	197,085
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	2,730	96,934
	SKC Co. Ltd.	Chemicals	1,534	89,958
	S-Oil Corp.	Oil, Gas & Consumable Fuels	3,224	182,529
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	1,066	22,278
	SSANGYONG C&E Co. Ltd.	Construction Materials	8,684	35,629
	Wemade Co. Ltd.	Entertainment	1,352	43,281
	Woori Financial Group Inc.	Banks	50,050	374,317
	Yuhan Corp.	Pharmaceuticals	3,952	149,992

	Total Common Stocks (Cost $60,942,799)			42,092,856

	Preferred Stocks 4.0%
	South Korea 4.0%
d	Amorepacific Corp., 2.345%, pfd.	Personal Products	832	24,424
d	CJ CheilJedang Corp., 4.184%, pfd.	Food Products	104	12,249
d	Hyundai Motor Co., 6.093%, pfd.	Automobiles	2,756	161,234
d	Hyundai Motor Co., 6.005%, pfd.	Automobiles	1,742	102,399
d	LG Chem Ltd., 4.782%, pfd.	Chemicals	598	105,330
d	LG Electronics Inc., 2.436%, pfd.	Household Durables	1,378	35,589
d	LG H&H Co. Ltd., 3.657%, pfd.	Personal Products	156	35,928
d	Samsung Electronics Co. Ltd., 2.311%, pfd.	Technology Hardware, Storage & Peripherals	37,310	1,223,065

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
d	Samsung Fire & Marine Insurance Co. Ltd., 7.77%, pfd.	Insurance	208	$22,462
d	Samsung SDI Co. Ltd., 0.387%, pfd.	Electronic Equipment, Instruments & Components	104	19,699

	Total Preferred Stocks (Cost $2,553,083)			1,742,379

	Total Investments (Cost $63,495,882) 99.8%			43,835,235
	Other Assets, less Liabilities 0.2%			77,411

	Net Assets 100.0%			$43,912,646

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $944,957, representing 2.2% of net assets.

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	2	$98,710	12/08/22	$(491)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$34.00	$30.36	$24.44	$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income	0.38	0.70	0.88	1.06	0.53	0.22

Net realized and unrealized gains (losses)	(7.50)	3.62	5.74	(0.16)	0.83	(0.67)

Total from investment operations	(7.12)	4.32	6.62	0.90	1.36	(0.45)

Less distributions from net investment income	(0.54)	(0.68)	(0.70)	(0.32)	(0.61)	—

Net asset value, end of period	$26.34	$34.00	$30.36	$24.44	$23.86	$23.11

Total return[c]	(20.98)%	14.22%	27.54%	3.70%	6.13%	(1.91)%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.56%	2.07%	3.13%	4.12%	2.35%	6.54%

Supplemental data

Net assets, end of period (000’s)	$50,042	$47,593	$48,570	$34,213	$2,386	$2,311

Portfolio turnover rate[e]	4.54%[f]	13.99%[f]	12.59%[f]	16.25%[f]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	4.54%	13.99%	12.59%	16.25%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 98.5%
	Switzerland 98.5%
	ABB Ltd.	Electrical Equipment	59,641	$1,563,361
	Adecco Group AG	Professional Services	6,707	186,781
	Alcon Inc.	Health Care Equipment & Supplies	19,190	1,133,560
	Bachem Holding AG	Life Sciences Tools & Services	1,292	82,436
	Baloise Holding AG	Insurance	1,900	244,582
	Banque Cantonale Vaudoise	Banks	1,197	113,954
	Barry Callebaut AG	Food Products	150	284,836
	Belimo Holding AG	Building Products	399	148,979
	BKW AG	Electric Utilities	760	91,192
	Chocoladefabriken Lindt & Spruengli AG	Food Products	88	854,742
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	19,209	1,840,005
a	Clariant AG	Chemicals	9,557	154,388
	Credit Suisse Group AG	Capital Markets	110,485	446,318
	DKSH Holding AG	Professional Services	1,501	109,496
	Emmi AG	Food Products	76	59,379
	EMS-Chemie Holding AG	Chemicals	299	190,929
a	Flughafen Zurich AG	Transportation Infrastructure	798	119,102
	Geberit AG	Building Products	1,468	637,612
	Georg Fischer AG	Machinery	3,465	167,573
	Givaudan AG	Chemicals	390	1,189,911
	Helvetia Holding AG	Insurance	1,463	138,088
	Holcim Ltd., B	Construction Materials	23,066	960,371
	Julius Baer Group Ltd.	Capital Markets	8,987	397,190
	Kuehne + Nagel International AG	Marine	2,128	436,735
	Logitech International SA	Technology Hardware, Storage & Peripherals	6,137	286,508
	Lonza Group AG	Life Sciences Tools & Services	2,933	1,449,142
	Nestle SA	Food Products	92,644	10,079,065
	Novartis AG	Pharmaceuticals	74,860	5,744,654
	Partners Group Holding AG	Capital Markets	948	774,967
	PSP Swiss Property AG	Real Estate Management & Development	1,824	183,466
	Roche Holding AG, Bearer	Pharmaceuticals	969	381,791
	Roche Holding AG, Non-Voting	Pharmaceuticals	25,175	8,273,156
	Schindler Holding AG, PC	Machinery	1,729	271,669
	Schindler Holding AG	Machinery	798	121,615
	SGS SA	Professional Services	249	537,592
	SIG Combibloc Group AG	Containers & Packaging	16,093	329,953
	Sika AG	Chemicals	6,213	1,266,903
	Sonova Holding AG	Health Care Equipment & Supplies	2,185	488,392
	Straumann Holding AG	Health Care Equipment & Supplies	4,508	420,640
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,900	80,614
	Swiss Life Holding AG	Insurance	1,292	575,608
	Swiss Prime Site AG	Real Estate Management & Development	3,211	257,728
	Swiss Re AG	Insurance	12,217	908,098
	Swisscom AG	Diversified Telecommunication Services	1,083	510,003
	Tecan Group AG	Life Sciences Tools & Services	532	185,396
	Temenos AG	Software	2,546	174,450
	The Swatch Group AG	Textiles, Apparel & Luxury Goods	1,216	277,360
	UBS Group AG	Capital Markets	116,698	1,716,234
b	VAT Group AG, 144A	Machinery	1,083	224,247

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Switzerland ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Zurich Insurance Group AG	Insurance	5,472	$2,196,027

Total Investments (Cost $56,620,228) 98.5%			49,266,798
Other Assets, less Liabilities 1.5%			774,868

Net Assets 100.0%			$50,041,666

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the value of was $224,247, representing 0.4% of net assets.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	7	$729,622	12/16/22	$(32,156)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$43.67	$41.12		$23.18		$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	1.36	0.98		0.74		0.89	0.47	(0.02)

Net realized and unrealized gains (losses)	(14.15)	2.64		17.99		(1.56)	(1.85)	0.77

Total from investment operations	(12.79)	3.62		18.73		(0.67)	(1.38)	0.75

Less distributions from net investment income	(0.00)	(1.07)		(0.79)		(0.87)	(0.24)	—	[d]

Net asset value, end of period	$30.88	$43.67		$41.12		$23.18	$24.72	$26.34

Total return[e]	(29.26)%	8.72%		81.35%		(3.29)%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income (loss)	7.27%	2.20%		2.24%		3.39%	1.96%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$27,788	$43,667		$32,897		$13,906	$14,834	$5,268

Portfolio turnover rate[g]	4.77% [h]	17.76%	[h]	10.63%	[h]	12.57% [h]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	1.44%	7.86%	10.63%	12.57%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 1.3%
a	Airtac International Group, A	Machinery	6,923	$159,615
	Silergy Corp.	Semiconductors & Semiconductor Equipment	14,220	188,561

				348,176

	Taiwan 98.3%
	Accton Technology Corp.	Communications Equipment	24,030	206,248
	Acer Inc., H	Technology Hardware, Storage & Peripherals	124,000	85,533
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	1,080	21,703
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	18,138	167,675
	ASE Industrial Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	150,100	378,689
	Asia Cement Corp.	Construction Materials	108,000	134,026
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	1,720	35,972
	ASPEED Technology Inc.	Semiconductors & Semiconductor Equipment	1,350	75,687
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	31,540	232,460
	AU Optronics Corp., H	Electronic Equipment, Instruments & Components	430,000	199,093
	Capital Securities Corp., A	Capital Markets	87,000	28,910
a	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	32,000	173,864
	Cathay Financial Holding Co. Ltd., A	Insurance	363,300	457,143
	Chailease Holding Co. Ltd., A	Diversified Financial Services	61,002	350,652
	Chang Hwa Commercial Bank Ltd., A	Banks	288,033	155,588
	Cheng Shin Rubber Industry Co. Ltd., A	Auto Components	81,300	91,417
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	26,520	68,829
	China Airlines Ltd., A	Airlines	126,000	77,984
	China Development Financial Holding Corp., A	Banks	714,000	269,867
	China Motor Corp., A	Automobiles	11,460	14,673
	China Steel Corp., A	Metals & Mining	545,000	458,329
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	167,240	600,503
	Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	180,000	123,027
	CTBC Financial Holding Co. Ltd., A	Banks	801,000	500,798
	Delta Electronics Inc., A	Electronic Equipment, Instruments & Components	95,490	760,936
	E Ink Holdings Inc.	Electronic Equipment, Instruments & Components	39,500	263,756
	E.Sun Financial Holding Co. Ltd., A	Banks	601,415	487,777
	Eclat Textile Co. Ltd., A	Textiles, Apparel & Luxury Goods	8,820	108,899
	eMemory Technology Inc.	Semiconductors & Semiconductor Equipment	3,018	108,842
	ENNOSTAR Inc., H	Semiconductors & Semiconductor Equipment	27,820	36,320
	Eternal Materials Co. Ltd., H	Chemicals	48,300	46,096
	EVA Airways Corp., H	Airlines	111,000	98,592
	Evergreen Marine Corp. Taiwan Ltd.	Marine	44,072	202,668
	Far Eastern International Bank	Banks	105,091	36,742
	Far Eastern New Century Corp.	Industrial Conglomerates	172,800	176,071
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	71,000	161,907
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	19,240	95,749
	First Financial Holding Co. Ltd.	Banks	457,770	374,879
	Formosa Chemicals & Fibre Corp.	Chemicals	151,000	328,643
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	59,820	156,196
	Formosa Plastics Corp.	Chemicals	164,460	448,588
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	2,460	10,615
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	45,000	38,340
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	48,360	69,839
	Fubon Financial Holding Co. Ltd.	Insurance	323,149	507,894
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	3,690	40,155
	Giant Manufacturing Co. Ltd.	Leisure Products	13,100	84,792
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	9,270	107,010
	Hiwin Technologies Corp.	Machinery	12,289	68,511
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	525,600	1,688,595
	Hotai Motor Co. Ltd.	Specialty Retail	14,040	252,949
a	HTC Corp.	Technology Hardware, Storage & Peripherals	31,500	54,370
	Hua Nan Financial Holdings Co. Ltd.	Banks	450,029	315,385

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Innolux Corp.	Electronic Equipment, Instruments & Components	451,000	$148,444
	Inventec Corp.	Technology Hardware, Storage & Peripherals	132,000	95,209
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	237,409
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	93,600	188,090
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	65,520	1,137,092
	Mega Financial Holding Co. Ltd.	Banks	496,150	486,789
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	30,500	103,271
	momo.com Inc.	Internet & Catalog Retail	2,438	41,006
	Nan Ya Plastics Corp.	Chemicals	248,490	523,606
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	9,000	53,576
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	35,190	54,255
	Nien Made Enterprise Co. Ltd.	Household Durables	6,120	48,480
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	25,240	174,102
a	OBI Pharma Inc.	Biotechnology	7,446	16,769
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	13,200	104,980
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	90,000	165,832
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	117,000	105,027
	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	126,000	113,106
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	31,300	76,010
	President Chain Store Corp.	Food & Staples Retailing	24,840	221,024
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	117,260	284,388
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	20,942	178,095
	Ruentex Development Co. Ltd.	Real Estate Management & Development	69,000	111,707
	Shin Kong Financial Holding Co. Ltd.	Insurance	592,565	153,232
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	23,820	98,284
	SinoPac Financial Holdings Co. Ltd.	Banks	468,070	255,051
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	59,100	98,286
	Taishin Financial Holding Co. Ltd.	Banks	498,872	215,268
	Taiwan Business Bank	Banks	231,631	91,926
	Taiwan Cement Corp.	Construction Materials	261,418	278,306
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	441,446	364,987
	Taiwan Fertilizer Co. Ltd.	Chemicals	32,400	56,230
	Taiwan Glass Industry Corp.	Building Products	72,000	39,573
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	91,000	81,688
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	75,780	228,183
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	12,280	39,065
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	402,620	5,351,527
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	87,000	77,138
	The Shanghai Commercial & Savings Bank Ltd.	Banks	144,000	223,150
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	12,280	24,948
	U-Ming Marine Transport Corp.	Marine	18,000	20,694
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	55,800	206,510
	Uni-President Enterprises Corp.	Food Products	210,700	446,632
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	515,220	580,148
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	39,360	80,582
	Voltronic Power Technology Corp.	Electrical Equipment	2,880	127,450
	Walsin Lihwa Corp.	Electrical Equipment	150,679	192,211
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	21,280	49,934
	Wan Hai Lines Ltd.	Marine	40,530	85,275
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	17,550	68,267
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	128,000	79,625
	Wistron Corp.	Technology Hardware, Storage & Peripherals	125,000	104,531
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	3,820	97,218
	Yageo Corp.	Electronic Equipment, Instruments & Components	22,250	188,518
	Yang Ming Marine Transport Corp.	Marine	77,400	149,929
	Yuanta Financial Holding Co. Ltd.	Capital Markets	532,406	327,838
	Yulon Motor Co. Ltd.	Automobiles	23,549	30,448

276	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Yulon Nissan Motor Co. Ltd.	Automobiles	1,260	$7,540
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	27,900	93,149

			27,321,394

United States 0.2%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	3,060	57,058

Total Investments (Cost $27,057,905) 99.8%			27,726,628
Other Assets, less Liabilities 0.2%			61,144

Net Assets 100.0%			$27,787,772

aNon-income producing.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE TAIWAN INDEX	Long	2	$93,400	10/28/22	$(4,144)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.46	$23.78	$17.92	$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.55	0.95	0.84	1.08	1.05	0.38

Net realized and unrealized gains (losses)	(5.75)	1.47	5.62	(6.30)	(1.21)	0.07

Total from investment operations	(5.20)	2.42	6.46	(5.22)	(0.16)	0.45

Less distributions from net investment income	(0.49)	(0.74)	(0.60)	(1.09)	(0.84)	(0.11)

Net asset value, end of period	$19.77	$25.46	$23.78	$17.92	$24.23	$25.23

Total return[d]	(20.61)%	10.27%	36.19%	(22.42)%	(0.51)%	1.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	4.73%	3.77%	3.98%	4.84%	4.46%	3.68%

Supplemental data

Net assets, end of period (000’s)	$390,474	$613,573	$205,673	$89,624	$29,076	$2,523

Portfolio turnover rate[f]	2.90%[g]	5.76%[g]	7.26%[g]	4.41%[g]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.90%	5.76%	7.26%	4.41%

278	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.0%
	Australia 6.3%
	Glencore PLC	Metals & Mining		2,492,450	$13,303,666
	Rio Tinto PLC	Metals & Mining		207,375	11,333,877

					24,637,543

	Bermuda 0.2%
	Hiscox Ltd.	Insurance		63,200	622,534

	Chile 0.2%
	Antofagasta PLC	Metals & Mining		65,570	816,499

	Germany 0.1%
a,b	TUI AG	Hotels, Restaurants & Leisure		235,420	284,217

	Ireland 4.1%
	CRH PLC	Construction Materials		145,755	4,734,751
	DCC PLC	Industrial Conglomerates		18,960	992,429
	Experian PLC	Professional Services		174,985	5,197,882
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure		33,575	3,724,738
	Smurfit Kappa Group PLC	Containers & Packaging		49,770	1,434,513

					16,084,313

	Isle Of Man 0.3%
	GVC Holdings PLC	Hotels, Restaurants & Leisure		111,785	1,355,171

	Mexico 0.1%
	Fresnillo PLC	Metals & Mining		34,760	298,469

	Netherlands 8.9%
	Shell PLC	Oil, Gas & Consumable Fuels		1,393,955	34,957,139

	Nigeria 0.1%
	Airtel Africa PLC, 144A	Wireless Telecommunication Services		204,215	294,531

	Russia 0.0%
c	Evraz PLC	Metals & Mining		128,818	—

	Switzerland 0.2%
	Coca-Cola HBC AG	Beverages		37,525	793,380

	United Kingdom 78.5%
	3i Group PLC	Capital Markets		181,305	2,212,130
	Abrdn PLC	Capital Markets		409,220	635,426
	Admiral Group PLC	Insurance		54,115	1,156,522
	Anglo American PLC	Metals & Mining		229,890	7,020,006
	Ashtead Group PLC	Trading Companies & Distributors		84,135	3,837,565
	Associated British Foods PLC	Food Products		65,570	923,364
	AstraZeneca PLC	Pharmaceuticals		281,240	31,218,994
d	Auto Trader Group PLC, 144A	Interactive Media & Services		175,775	1,010,520
	AVEVA Group PLC	Software		22,515	789,694
	Aviva PLC	Insurance		531,670	2,303,978
	B&M European Value Retail SA	Multiline Retail		176,170	601,972
	BAE Systems PLC	Aerospace & Defense		600,795	5,296,929
	Barclays PLC	Banks		3,074,680	4,952,756
	Barratt Developments PLC	Household Durables		195,130	745,392
	Bellway PLC	Household Durables		23,305	443,042
	Berkeley Group Holdings PLC	Household Durables		19,355	712,349
	BP PLC	Oil, Gas & Consumable Fuels		3,535,645	17,093,757
	British American Tobacco PLC	Tobacco		426,600	15,365,023
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	177,750	695,867
	BT Group PLC	Diversified Telecommunication Services		1,326,410	1,796,794
	Bunzl PLC	Trading Companies & Distributors		64,385	1,983,693
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		75,050	1,514,711
a	Centrica PLC	Multi-Utilities		1,128,515	892,414

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SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Compass Group PLC	Hotels, Restaurants & Leisure		339,305	$6,836,726
a	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		312,445	717,096
	Croda International PLC	Chemicals		25,675	1,847,487
	Dechra Pharmaceuticals PLC	Pharmaceuticals		20,935	612,754
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	18,960	427,534
	Diageo PLC	Beverages		429,760	18,218,158
	Direct Line Insurance Group PLC	Insurance		251,615	521,028
	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		104,280	259,356
	DS Smith PLC	Containers & Packaging		245,690	704,583
a	easyJet PLC	Airlines		70,310	232,636
	Electrocomponents PLC	Trading Companies & Distributors		88,875	961,356
	Endeavour Mining PLC	Metals & Mining		34,760	636,750
	Ferguson PLC	Trading Companies & Distributors		40,290	4,229,515
	GSK PLC	Pharmaceuticals		761,165	11,095,227
a	Haleon PLC	Personal Products		951,555	2,966,250
	Halma PLC	Electronic Equipment, Instruments & Components		72,285	1,650,145
	Hargreaves Lansdown PLC	Capital Markets		71,495	692,111
	Hikma Pharmaceuticals PLC	Pharmaceuticals		31,205	474,963
	HomeServe PLC	Commercial Services & Supplies		52,930	699,575
	Howden Joinery Group PLC	Trading Companies & Distributors		101,910	574,726
	HSBC Holdings PLC	Banks		3,835,055	20,005,439
	IMI PLC	Machinery		48,585	606,894
	Imperial Brands PLC	Tobacco		180,120	3,729,809
	Informa PLC	Media		274,525	1,591,099
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		35,155	1,714,549
	Intermediate Capital Group PLC	Capital Markets		52,535	576,361
a	International Consolidated Airlines Group SA	Airlines		210,535	222,494
	Intertek Group PLC	Professional Services		30,810	1,274,955
	ITV PLC	Media		718,505	459,424
	J Sainsbury PLC	Food & Staples Retailing		325,480	633,290
	JD Sports Fashion PLC	Specialty Retail		463,335	518,255
	Johnson Matthey PLC	Chemicals		34,760	711,057
	Kingfisher PLC	Specialty Retail		378,015	930,039
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	136,670	796,082
	Legal & General Group PLC	Insurance		1,129,305	2,729,291
	Lloyds Banking Group PLC	Banks		13,025,520	6,018,263
	London Stock Exchange Group PLC	Capital Markets		69,915	5,953,355
	M&G PLC	Diversified Financial Services		482,690	897,416
	Melrose Industries PLC	Industrial Conglomerates		761,955	869,282
	Mondi PLC	Paper & Forest Products		92,430	1,438,323
	National Grid PLC	Multi-Utilities		694,015	7,212,723
	NatWest Group PLC	Banks		968,145	2,441,391
	Next PLC	Multiline Retail		23,305	1,248,997
a,c	NMC Health PLC	Health Care Providers & Services		3,705	—
a	Ocado Group PLC	Food & Staples Retailing		109,810	579,194
	Pearson PLC	Media		139,830	1,353,007
	Pennon Group PLC	Water Utilities		50,165	440,713
	Persimmon PLC	Household Durables		60,830	840,318
	Phoenix Group Holdings PLC	Insurance		138,645	815,325
	Prudential PLC	Insurance		523,375	5,221,966
	Reckitt Benckiser Group PLC	Household Products		136,275	9,090,913
	RELX PLC	Professional Services		353,130	8,680,258
	Renishaw PLC	Electronic Equipment, Instruments & Components		6,448	253,078
	Rentokil Initial PLC	Commercial Services & Supplies		355,105	1,892,827
	Rightmove PLC	Interactive Media & Services		158,790	854,734
a	Rolls-Royce Holdings PLC	Aerospace & Defense		1,595,010	1,239,056
	Royal Mail PLC	Air Freight & Logistics		168,665	347,284

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Schroders PLC	Capital Markets		123,182	$535,319
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	228,705	1,922,434
	Severn Trent PLC	Water Utilities		47,400	1,246,092
	Smith & Nephew PLC	Health Care Equipment & Supplies		166,295	1,950,096
	Smiths Group PLC	Industrial Conglomerates		69,125	1,165,179
	Spirax-Sarco Engineering PLC	Machinery		13,825	1,605,015
	SSE PLC	Electric Utilities		203,425	3,468,696
	St. James’s Place Capital PLC	Capital Markets		101,910	1,178,575
	Standard Chartered PLC	Banks		465,310	2,944,103
	Tate & Lyle PLC	Food Products		75,840	575,689
	Taylor Wimpey PLC	Household Durables		668,340	658,778
	Tesco PLC	Food & Staples Retailing		1,409,755	3,254,430
	The Sage Group PLC	Software		193,945	1,509,443
	Unilever PLC	Personal Products		483,480	21,421,028
	UNITE Group PLC	Equity Real Estate Investment Trusts (REITs	)	60,435	579,175
	United Utilities Group PLC	Water Utilities		129,560	1,285,451
	Vodafone Group PLC	Wireless Telecommunication Services		4,780,290	5,396,001
	Weir Group PLC	Machinery		49,770	781,426
	Whitbread PLC	Hotels, Restaurants & Leisure		38,315	984,589
a	Wise PLC, A	IT Services		87,295	643,737
	WPP PLC	Media		203,425	1,703,124

					306,556,715

	Total Investments before Short Term Investments (Cost $508,915,285)				386,700,511

	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
e,f	Institutional Fiduciary Trust Portfolio, 2.45%	Money Market Funds		273,000	273,000

	Total Short-Term Investments (Cost $273,000)				273,000

	Total Investments (Cost $509,188,285) 99.1%				386,973,511
	Other Assets, less Liabilities 0.9%				3,500,130

	Net Assets 100.0%				$390,473,641

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2022. See Note 1(d).

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.At September 30, 2022, the value of was $2,022,147, representing 0.5% of net assets.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	47	$3,627,767	12/16/22	$(236,095)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 332.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2022 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$37,997,819	$25,399,172	$283,908,891	$300,579,922
Value – Unaffiliated issuers	$30,334,092	$22,913,777	$277,548,283	$257,885,497
Cash	—	197	182,456	—
Foreign currency, at value (cost $58,396, $279,747, $1,047,633 and $334,426, respectively)	57,880	276,344	981,878	332,236
Receivables:
Dividends	52,691	98,762	1,039,760	618,927
Variation margin on futures contracts	—	386	—	—
Deposits with brokers for:
Futures contracts	49	38,423	579,506	48,347
Other assets	46	—	—	—

Total assets	30,444,758	23,327,889	280,331,883	258,885,007

Liabilities:
Payables:
Management fees	5,111	1,872	43,256	21,523
Variation margin on futures contracts	—	—	88,129	1,582
Funds advanced by custodian	8,683	—	—	647
Deferred tax	145,188	—	—	—

Total liabilities	158,982	1,872	131,385	23,752

Net assets, at value	$30,285,776	$23,326,017	$280,200,498	$258,861,255

Net assets consist of:
Paid-in capital	$40,272,908	$26,726,887	$406,857,769	$296,448,312
Total distributable earnings (loss)	(9,987,132)	(3,400,870)	(126,657,271)	(37,587,057)

Net assets, at value	$30,285,776	$23,326,017	$280,200,498	$258,861,255

Shares outstanding	1,600,000	1,000,000	15,500,000	9,200,000

Net asset value per share	$18.93	$23.33	$18.08	$28.14

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$138,328,688	$51,710,478	$19,730,791	$8,467,663
Value – Unaffiliated issuers	$91,369,615	$36,113,747	$14,141,600	$6,580,831
Cash	—	20,055	—	—
Foreign currency, at value (cost $47,695, $20,448, $58,337 and $2,701, respectively)	47,674	20,414	57,540	2,652
Receivables:
Dividends	131,406	354,619	35,314	7,019
Variation margin on futures contracts	527	4,994	421	—
Deposits with brokers for:
Futures contracts	9,330	43,691	3,379	—
Unrealized appreciation on OTC forward exchange contracts	—	—	463,463	—
Other assets	—	122	36	—

Total assets	91,558,552	36,557,642	14,701,753	6,590,502

Liabilities:
Payables:
Investment securities purchased	—	—	456,599	—
Management fees	15,649	2,518	1,099	577
Funds advanced by custodian	58,531	—	30,607	2,603
Unrealized depreciation on OTC forward exchange contracts	—	—	9,551	—

Total liabilities	74,180	2,518	497,856	3,180

Net assets, at value	$91,484,372	$36,555,124	$14,203,897	$6,587,322

Net assets consist of:
Paid-in capital	$154,199,656	$50,687,177	$17,257,761	$8,740,296
Total distributable earnings (loss)	(62,715,284)	(14,132,053)	(3,053,864)	(2,152,974)

Net assets, at value	$91,484,372	$36,555,124	$14,203,897	$6,587,322

Shares outstanding	5,400,000	1,800,000	600,000	300,000

Net asset value per share	$16.94	$20.31	$23.67	$21.96

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$19,708,863	$15,063,230	$49,608,914	$3,322,879
Value – Unaffiliated issuers	$13,157,450	$11,180,353	$53,998,101	$2,678,906
Cash	3,924	417	—	360
Foreign currency, at value (cost $6,569, $30,206, $20,278 and $1,998, respectively)	6,439	30,204	20,274	1,982
Receivables:
Dividends	—	37,263	17,053	—
Investment securities sold	—	—	37,263	—
Variation margin on futures contracts	—	160	—	—
Deposits with brokers for:
Futures contracts	—	6,750	10	—

Total assets	13,167,813	11,255,147	54,072,701	2,681,248

Liabilities:
Payables:
Investment securities purchased	—	—	16,620	—
Management fees	966	900	8,670	211
Funds advanced by custodian	—	—	42,473	—
Deferred tax	—	—	680,011	—

Total liabilities	966	900	747,774	211

Net assets, at value	$13,166,847	$11,254,247	$53,324,927	$2,681,037

Net assets consist of:
Paid-in capital	$20,206,663	$16,156,328	$52,135,669	$3,728,641
Total distributable earnings (loss)	(7,039,816)	(4,902,081)	1,189,258	(1,047,604)

Net assets, at value	$13,166,847	$11,254,247	$53,324,927	$2,681,037

Shares outstanding	850,000	600,000	1,850,000	150,000

Net asset value per share	$15.49	$18.76	$28.82	$17.87

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,002,459,019	$29,743,748	$60,334,216	$10,126,558
Cost – Non-controlled affiliates (Note 3c)	392,360	272,885	—	—
Value – Unaffiliated issuers	$769,637,967	$22,742,013	$60,701,960	$9,936,121
Value – Non-controlled affiliates (Note 3c)	392,360	272,885	—	—
Cash	3	—	129,046	470
Foreign currency, at value (cost $349,368 and $6,195, respectively)	348,532	6,187	—	—
Receivables:
Dividends	7,376,935	210,085	197,230	65,668
Deposits with brokers for:
Futures contracts	401,050	10,695	54,139	—
Unrealized appreciation on OTC forward exchange contracts	—	1,093,663	—	—

Total assets	778,156,847	24,335,528	61,082,375	10,002,259

Liabilities:
Payables:
Investment securities purchased	—	954,798	37,284	28,649
Management fees	60,121	1,777	9,976	1,573
Variation margin on futures contracts	124,351	3,319	9,263	—
Funds advanced by custodian	—	259,997	—	—
Foreign currency advanced by custodian	—	—	52,059	26,179
Unrealized depreciation on OTC forward exchange contracts	—	11,176	—	—
Accrued expenses and other liabilities	—	—	252	—

Total liabilities	184,472	1,231,067	108,834	56,401

Net assets, at value	$777,972,375	$23,104,461	$60,973,541	$9,945,858

Net assets consist of:
Paid-in capital	$1,019,094,736	$26,243,566	$59,414,204	$10,460,130
Total distributable earnings (loss)	(241,122,361)	(3,139,105)	1,559,337	(514,272)

Net assets, at value	$777,972,375	$23,104,461	$60,973,541	$9,945,858

Shares outstanding	36,000,000	800,000	3,100,000	450,000

Net asset value per share	$21.61	$28.88	$19.67	$22.10

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$22,476,787		$4,370,666	$3,808,391	$63,495,882
Value – Unaffiliated issuers	$—		$5,448,215	$2,950,631	$43,835,235
Cash	4,500		101	—	—
Foreign currency, at value (cost $5,246, $11,038 and $2,671, respectively)	—		5,250	11,082	2,631
Receivables:
Dividends	—		5,914	8,047	78,542
Affiliates	82		—	—	—
Deposits with brokers for:
Futures contracts	—		—	—	8,997
Other assets	82		—	—	3,264

Total assets	4,664		5,459,480	2,969,760	43,928,669

Liabilities:
Payables:
Management fees	—		1,472	637	3,551
Variation margin on futures contracts	—		—	—	1,647
Funds advanced by custodian	—		—	18,868	10,825

Total liabilities	—		1,472	19,505	16,023

Net assets, at value	$4,664		$5,458,008	$2,950,255	$43,912,646

Net assets consist of:
Paid-in capital	$23,177,931		$4,366,705	$4,028,309	$74,619,328
Total distributable earnings (loss)	(23,173,267)		1,091,303	(1,078,054)	(30,706,682)

Net assets, at value	$4,664		$5,458,008	$2,950,255	$43,912,646

Shares outstanding	800,000		150,000	150,000	2,600,000

Net asset value per share	$0.01	[1]	$36.39	$19.67	$16.89

1Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2022 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$56,620,228	$27,057,905	$508,915,285
Cost – Non-controlled affiliates (Note 3c)	—	—	273,000
Value – Unaffiliated issuers+	$49,266,798	$27,726,628	$386,700,511
Value – Non-controlled affiliates (Note 3c)	—	—	273,000
Cash	15,628	235	183,345
Foreign currency, at value (cost $64,370, $91,017 and $2,453,368, respectively)	63,836	90,647	2,457,240
Receivables:
Dividends	636,272	51,099	971,902
Investment securities sold	—	3,008,546	5,796,643
Variation margin on futures contracts	9,406	—	19,711
Deposits with brokers for:
Futures contracts	53,398	5,720	232,635

Total assets	50,045,338	30,882,875	396,634,987

Liabilities:
Payables:
Capital shares redeemed	—	3,088,871	5,852,699
Management fees	3,672	5,285	35,647
Variation margin on futures contracts	—	947	—
Payable upon return of securities loaned	—	—	273,000

Total liabilities	3,672	3,095,103	6,161,346

Net assets, at value	$50,041,666	$27,787,772	$390,473,641

Net assets consist of:
Paid-in capital	$58,423,427	$27,933,402	$517,666,536
Total distributable earnings (loss)	(8,381,761)	(145,630)	(127,192,895)

Net assets, at value	$50,041,666	$27,787,772	$390,473,641

Shares outstanding	1,900,000	900,000	19,750,000

Net asset value per share	$26.34	$30.88	$19.77

+Includes securities loaned	—	—	$258,853

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$667,810	$1,058,630	$25,194,990	$2,944,553
Interest:
Unaffiliated issuers	147	—	—	—
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	22	—	—	—

Total investment income	667,979	1,058,630	25,194,990	2,944,553

Expenses:
Management fees (Note 3a)	33,498	12,196	322,160	84,441

Total expenses	33,498	12,196	322,160	84,441
Expenses waived/paid by affiliates (Note 3c)	(83)	—	—	—

Net expenses	33,415	12,196	322,160	84,441

Net investment income	634,564	1,046,434	24,872,830	2,860,112

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(626,751)	(360,009)	(67,283,022)	(1,237,263)
In-kind redemptions	—	—	—	4,103,296
Foreign currency transactions	(11,830)	(24,660)	(1,250,479)	(34,643)
Futures contracts	(41,334)	6,546	(1,608,425)	19,482

Net realized gain (loss)	(679,915)	(378,123)	(70,141,926)	2,850,872

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(8,273,349)	(7,858,469)	(49,813,914)	(50,177,295)
Translation of other assets and liabilities denominated in foreign currencies	331	(12,575)	(210,147)	(17,449)
Futures contracts	—	(30,610)	(301,747)	(27,595)
Change in deferred taxes on unrealized appreciation .	32,817	—	—	—

Net change in unrealized appreciation (depreciation)	(8,240,201)	(7,901,654)	(50,325,808)	(50,222,339)

Net realized and unrealized gain (loss)	(8,920,116)	(8,279,777)	(120,467,734)	(47,371,467)

Net increase (decrease) in net assets resulting from operations	$(8,285,552)	$(7,233,343)	$(95,594,904)	$(44,511,355)

[a]Foreign taxes withheld on dividends	$87,538	$6,194	$647,525	$519,619

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,286,484	$2,564,949	$415,515	$200,539
Interest:
Unaffiliated issuers	699	—	—	—
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	262	—	—	—

Total investment income	2,287,445	2,564,949	415,515	200,539

Expenses:
Management fees (Note 3a)	101,032	45,740	8,738	3,997
Other	—	300	27	1

Total expenses	101,032	46,040	8,765	3,998
Expenses waived/paid by affiliates (Note 3c)	(85)	—	(19)	—

Net expenses	100,947	46,040	8,746	3,998

Net investment income	2,186,498	2,518,909	406,769	196,541

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,280,868)	(1,491,768)	(356,831)	(157,529)
In-kind redemptions	—	6,498,626	308,341	(981)
Foreign currency transactions	(6,565)	(46,836)	(9,780)	(2,082)
Forward exchange contracts	—	—	2,400,365	—
Futures contracts	(167,578)	(16,286)	(5,566)	(552)

Net realized gain (loss)	(4,455,011)	4,943,736	2,336,529	(161,144)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(21,031,771)	(32,791,800)	(6,005,471)	(2,196,188)
Translation of other assets and liabilities denominated in foreign currencies	75	(31,446)	(3,021)	(219)
Futures contracts	(10,265)	(104,736)	(2,661)	—
Forward exchange contracts	—	—	231,381	—

Net change in unrealized appreciation (depreciation)	(21,041,961)	(32,927,982)	(5,779,772)	(2,196,407)

Net realized and unrealized gain (loss)	(25,496,972)	(27,984,246)	(3,443,243)	(2,357,551)

Net increase (decrease) in net assets resulting from operations	$(23,310,474)	$(25,465,337)	$(3,036,474)	$(2,161,010)

[a]Foreign taxes withheld on dividends	$189,463	$335,429	$54,791	$34,284

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$360,215	$390,609	$390,234	$96,363
Interest:
Unaffiliated issuers	—	—	—	31

Total investment income	360,215	390,609	390,234	96,394

Expenses:
Management fees (Note 3a)	5,835	6,559	50,462	1,427
Other	22	—	—	—

Total expenses	5,857	6,559	50,462	1,427

Net investment income	354,358	384,050	339,772	94,967

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(306,423)	(662,705)	(398,053)	(18,725)
In-kind redemptions	293,599	210,305	—	—
Foreign currency transactions	(1,665)	(171)	(15,539)	(1,334)
Futures contracts	(10,835)	(7,727)	8,288	—

Net realized gain (loss)	(25,324)	(460,298)	(405,304)	(20,059)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,771,967)	(2,670,835)	(4,538,293)	(1,006,288)
Translation of other assets and liabilities denominated in foreign currencies	(252)	35	(383)	7
Futures contracts	—	(2,790)	(1,364)	—
Change in deferred taxes on unrealized appreciation	—	—	282,670	—

Net change in unrealized appreciation (depreciation)	(4,772,219)	(2,673,590)	(4,257,370)	(1,006,281)

Net realized and unrealized gain (loss)	(4,797,543)	(3,133,888)	(4,662,674)	(1,026,340)

Net increase (decrease) in net assets resulting from operations	$(4,443,185)	$(2,749,838)	$(4,322,902)	$(931,373)

[a]Foreign taxes withheld on dividends	$54,657	$322	$120,042	$16,252

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$9,566,709	$275,980	$2,195,569	$279,025

Total investment income	9,566,709	275,980	2,195,569	279,025

Expenses:
Management fees (Note 3a)	345,667	10,852	31,269	9,699
Other	147	5	—	—

Total expenses	345,814	10,857	31,269	9,699
Expenses waived/paid by affiliates (Note 3c)	(770)	(114)	—	—

Net expenses	345,044	10,743	31,269	9,699

Net investment income	9,221,665	265,237	2,164,300	269,326

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,964,317)	(778,530)	(224,883)	(107,145)
In-kind redemptions	5,332,608	—	—	462,021
Foreign currency transactions	(1,012,262)	(33,885)	(129,548)	(1,237)
Forward exchange contracts	—	3,894,512	—	—
Futures contracts	(144,459)	(13,148)	(30,378)	—

Net realized gain (loss)	(2,788,430)	3,068,949	(384,809)	353,639

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(188,140,700)	(4,736,283)	(496,933)	(2,787,536)
Translation of other assets and liabilities denominated in foreign currencies	(50,259)	(1,968)	(5,246)	396
Futures contracts	(194,653)	(3,463)	(10,285)	—
Forward exchange contracts	—	532,139	—	—

Net change in unrealized appreciation (depreciation)	(188,385,612)	(4,209,575)	(512,464)	(2,787,140)

Net realized and unrealized gain (loss)	(191,174,042)	(1,140,626)	(897,273)	(2,433,501)

Net increase (decrease) in net assets resulting from operations	$(181,952,377)	$(875,389)	$1,267,027	$(2,164,175)

[a]Foreign taxes withheld on dividends	$1,060,774	$30,532	$72,637	$18,038

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,048	$70,972	$103,052	$257,195
Non-cash dividends	—	—	24,173	—
Interest:
Unaffiliated issuers	81	—	—	9

Total investment income	2,129	70,972	127,225	257,204

Expenses:
Management fees (Note 3a)	—	7,955	4,526	24,574

Total expenses	—	7,955	4,526	24,574

Net investment income	2,129	63,017	122,699	232,630

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	—	(9,485)	(85,356)	(1,427,796)
In-kind redemptions	—	—	124,789	—
Foreign currency transactions	(167)	108	(2,336)	(68,604)
Forward exchange contracts	—	(28)	—	—
Futures contracts	—	—	—	(36,280)

Net realized gain (loss)	(167)	(9,405)	37,097	(1,532,680)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	—	(576,837)	(2,071,645)	(20,362,231)
Translation of other assets and liabilities denominated in foreign currencies	—	6	84	16,421
Futures contracts	—	—	—	(38,433)

Net change in unrealized appreciation (depreciation)	—	(576,831)	(2,071,561)	(20,384,243)

Net realized and unrealized gain (loss)	(167)	(586,236)	(2,034,464)	(21,916,923)

Net increase (decrease) in net assets resulting from operations	$1,962	$(523,219)	$(1,911,765)	$(21,684,293)

[a]Foreign taxes withheld on dividends	$(2,048)	$3,457	$18,068	$51,760

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2022 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$658,472	$1,399,710	$12,860,185
Interest:
Unaffiliated issuers	—	119	1,178
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	5,724
Non-Controlled affiliates (Note 3c)	—	—	1,503

Total investment income	658,472	1,399,829	12,868,590

Expenses:
Management fees (Note 3a)	22,314	35,642	240,297
Other	333	—	—

Total expenses	22,647	35,642	240,297
Expenses waived/paid by affiliates (Note 3c)	—	—	(603)

Net expenses	22,647	35,642	239,694

Net investment income	635,825	1,364,187	12,628,896

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(488,183)	(1,393,031)	(6,258,629)
In-kind redemptions	—	—	2,975,345
Foreign currency transactions	4,279	(27,659)	(727,190)
Futures contracts	(106,148)	6,016	43,771

Net realized gain (loss)	(590,052)	(1,414,674)	(3,966,703)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,098,614)	(12,730,974)	(131,147,185)
Translation of other assets and liabilities denominated in foreign currencies	(38,284)	671	(29,905)
Futures contracts	(66,572)	(4,144)	(467,356)

Net change in unrealized appreciation (depreciation)	(11,203,470)	(12,734,447)	(131,644,446)

Net realized and unrealized gain (loss)	(11,793,522)	(14,149,121)	(135,611,149)

Net increase (decrease) in net assets resulting from operations	$(11,157,697)	$(12,784,934)	$(122,982,253)

[a]Foreign taxes withheld on dividends	$98,683	$347,840	$18,322

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$634,564	$664,421	$1,046,434	$1,235,873
Net realized gain (loss)	(679,915)	(979,634)	(378,123)	(464,945)
Net change in unrealized appreciation (depreciation)	(8,240,201)	(3,275,420)	(7,901,654)	2,892,489

Net increase (decrease) in net assets resulting from operations	(8,285,552)	(3,590,633)	(7,233,343)	3,663,417

Distributions to shareholders (Note 1f)	(179,723)	(744,268)	(890,273)	(1,262,140)

Capital share transactions: (Note 2)	—	8,769,376	1,481,449	4,271,838

Net increase (decrease) in net assets	(8,465,275)	4,434,475	(6,642,167)	6,673,115
Net assets:
Beginning of period	38,751,051	34,316,576	29,968,184	23,295,069

End of period	$30,285,776	$38,751,051	$23,326,017	$29,968,184

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$24,872,830	$20,729,461	$2,860,112	$725,501
Net realized gain (loss)	(70,141,926)	(18,881,968)	2,850,872	(201,770)
Net change in unrealized appreciation (depreciation)	(50,325,808)	69,556,549	(50,222,339)	5,384,898

Net increase (decrease) in net assets resulting from operations	(95,594,904)	71,404,042	(44,511,355)	5,908,629

Distributions to shareholders (Note 1f)	(19,382,271)	(16,614,538)	(353,032)	(639,656)

Capital share transactions: (Note 2)	(132,641,830)	365,373,593	260,436,831	13,859,588

Net increase (decrease) in net assets	(247,619,005)	420,163,097	215,572,444	19,128,561
Net assets:
Beginning of period	527,819,503	107,656,406	43,288,811	24,160,250

End of period	$280,200,498	$527,819,503	$258,861,255	$43,288,811

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$2,186,498	$2,209,264	$2,518,909	$6,105,734
Net realized gain (loss)	(4,455,011)	(4,775,014)	4,943,736	26,177,110
Net change in unrealized appreciation (depreciation)	(21,041,961)	(42,274,445)	(32,927,982)	(24,258,897)

Net increase (decrease) in net assets resulting from operations	(23,310,474)	(44,840,195)	(25,465,337)	8,023,947

Distributions to shareholders (Note 1f)	(728,166)	(1,744,579)	(2,772,187)	(7,497,235)

Capital share transactions: (Note 2)	4,069,254	37,256,442	(120,064,434)	(44,796,057)

Net increase (decrease) in net assets	(19,969,386)	(9,328,332)	(148,301,958)	(44,269,345)
Net assets:
Beginning of period	111,453,758	120,782,090	184,857,082	229,126,427

End of period	$91,484,372	$111,453,758	$36,555,124	$184,857,082

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$406,769	$515,076	$196,541	$268,585
Net realized gain (loss)	2,336,529	758,844	(161,144)	(84,036)
Net change in unrealized appreciation (depreciation)	(5,779,772)	(221,066)	(2,196,407)	(57,195)

Net increase (decrease) in net assets resulting from operations	(3,036,474)	1,052,854	(2,161,010)	127,354

Distributions to shareholders (Note 1f)	(284,556)	(666,937)	(159,161)	(270,848)

Capital share transactions: (Note 2)	(4,169,746)	5,879,630	(1,180,388)	3,120,862

Net increase (decrease) in net assets	(7,490,776)	6,265,547	(3,500,559)	2,977,368
Net assets:
Beginning of period	21,694,673	15,429,126	10,087,881	7,110,513

End of period	$14,203,897	$21,694,673	$6,587,322	$10,087,881

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$354,358	$423,991	$384,050	$489,122
Net realized gain (loss)	(25,324)	(191,927)	(460,298)	(407,601)
Net change in unrealized appreciation (depreciation)	(4,772,219)	(2,762,955)	(2,673,590)	(2,850,341)

Net increase (decrease) in net assets resulting from operations	(4,443,185)	(2,530,891)	(2,749,838)	(2,768,820)

Distributions to shareholders (Note 1f)	(385,657)	(404,523)	(249,606)	(478,429)

Capital share transactions: (Note 2)	1,220,980	10,617,319	(3,319,699)	3,959,042

Net increase (decrease) in net assets	(3,607,862)	7,681,905	(6,319,143)	711,793
Net assets:
Beginning of period	16,774,709	9,092,804	17,573,390	16,861,597

End of period	$13,166,847	$16,774,709	$11,254,247	$17,573,390

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$339,772	$318,604	$94,967	$127,754
Net realized gain (loss)	(405,304)	(535,539)	(20,059)	(26,481)
Net change in unrealized appreciation (depreciation)	(4,257,370)	3,883,589	(1,006,281)	(211,281)

Net increase (decrease) in net assets resulting from operations	(4,322,902)	3,666,654	(931,373)	(110,008)

Distributions to shareholders (Note 1f)	—	(1,055,912)	(85,702)	(166,253)

Capital share transactions: (Note 2)	7,507,913	23,985,026	—	—

Net increase (decrease) in net assets	3,185,011	26,595,768	(1,017,075)	(276,261)
Net assets:
Beginning of period	50,139,916	23,544,148	3,698,112	3,974,373

End of period	$53,324,927	$50,139,916	$2,681,037	$3,698,112

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$9,221,665	$14,429,061	$265,237	$366,040
Net realized gain (loss)	(2,788,430)	12,140,033	3,068,949	1,786,855
Net change in unrealized appreciation (depreciation)	(188,385,612)	(89,344,816)	(4,209,575)	(2,137,629)

Net increase (decrease) in net assets resulting from operations	(181,952,377)	(62,775,722)	(875,389)	15,266

Distributions to shareholders (Note 1f)	(7,811,752)	(15,304,771)	(739,945)	(162,493)

Capital share transactions: (Note 2)	178,099,217	268,783,660	—	303,836

Net increase (decrease) in net assets	(11,664,912)	190,703,167	(1,615,334)	156,609
Net assets:
Beginning of period	789,637,287	598,934,120	24,719,795	24,563,186

End of period	$777,972,375	$789,637,287	$23,104,461	$24,719,795

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$2,164,300	$322,765	$269,326	$254,422
Net realized gain (loss)	(384,809)	(234,913)	353,639	(158,105)
Net change in unrealized appreciation (depreciation)	(512,464)	1,079,782	(2,787,140)	2,181,332

Net increase (decrease) in net assets resulting from operations	1,267,027	1,167,634	(2,164,175)	2,277,649

Distributions to shareholders (Note 1f)	(239,701)	(304,300)	(135,990)	(302,647)

Capital share transactions: (Note 2)	52,371,383	2,231,798	(126,002)	4,861,121

Net increase (decrease) in net assets	53,398,709	3,095,132	(2,426,167)	6,836,123
Net assets:
Beginning of period	7,574,832	4,479,700	12,372,025	5,535,902

End of period	$60,973,541	$7,574,832	$9,945,858	$12,372,025

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$2,129	$1,109,115	$63,017	$62,016
Net realized gain (loss)	(167)	(184,908)	(9,405)	42,036
Net change in unrealized appreciation (depreciation)	—	(23,581,497)	(576,831)	1,061,595

Net increase (decrease) in net assets resulting from operations	1,962	(22,657,290)	(523,219)	1,165,647

Distributions to shareholders (Note 1f)	—	(1,062,975)	(33,263)	(68,376)

Capital share transactions: (Note 2)	—	12,929,102	1,884,180	—

Net increase (decrease) in net assets	1,962	(10,791,163)	1,327,698	1,097,271
Net assets:
Beginning of period	2,702	10,793,865	4,130,310	3,033,039

End of period	$4,664	$2,702	$5,458,008	$4,130,310

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$122,699	$141,667	$232,630	$1,268,057
Net realized gain (loss)	37,097	(81,742)	(1,532,680)	(5,450,316)
Net change in unrealized appreciation (depreciation)	(2,071,561)	824,250	(20,384,243)	(8,014,155)

Net increase (decrease) in net assets resulting from operations	(1,911,765)	884,175	(21,684,293)	(12,196,414)

Distributions to shareholders (Note 1f)	(119,737)	(111,346)	(184,893)	(1,354,645)

Capital share transactions: (Note 2)	(975,988)	2,562,673	4,420,390	11,946,711

Net increase (decrease) in net assets	(3,007,490)	3,335,502	(17,448,796)	(1,604,348)
Net assets:
Beginning of period	5,957,745	2,622,243	61,361,442	62,965,790

End of period	$2,950,255	$5,957,745	$43,912,646	$61,361,442

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$635,825	$999,855	$1,364,187	$990,911
Net realized gain (loss)	(590,052)	3,329,359	(1,414,674)	(550,668)
Net change in unrealized appreciation (depreciation)	(11,203,470)	2,599,949	(12,734,447)	2,783,522

Net increase (decrease) in net assets resulting from operations	(11,157,697)	6,929,163	(12,784,934)	3,223,765

Distributions to shareholders (Note 1f)	(923,204)	(1,077,037)	(4,973)	(1,073,757)

Capital share transactions: (Note 2)	14,529,343	(6,828,650)	(3,088,871)	8,619,703

Net increase (decrease) in net assets	2,448,442	(976,524)	(15,878,778)	10,769,711
Net assets:
Beginning of period	47,593,224	48,569,748	43,666,550	32,896,839

End of period	$50,041,666	$47,593,224	$27,787,772	$43,666,550

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$12,628,896	$15,398,911
Net realized gain (loss)	(3,966,703)	(202,105)
Net change in unrealized appreciation (depreciation)	(131,644,446)	8,007,752

Net increase (decrease) in net assets resulting from operations	(122,982,253)	23,204,558

Distributions to shareholders (Note 1f)	(11,193,755)	(11,671,197)

Capital share transactions: (Note 2)	(88,922,851)	396,366,561

Net increase (decrease) in net assets	(223,098,859)	407,899,922
Net assets:
Beginning of period	613,572,500	205,672,578

End of period	$390,473,641	$613,572,500

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be

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delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian.

The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2022, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The

Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

Effective 4 AM Eastern Time on March 4, 2022, the NYSE Arca, Inc. announced a trading halt of the Franklin FTSE Russia ETF. Effective March 1, 2022, the Franklin FTSE Russia ETF suspended new creations of its shares until further notice. Please refer to the prospectus for further detail.

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At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$8,769,376

Net increase (decrease)	—	$—	400,000	$8,769,376

	Franklin FTSE Australia ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,481,449	150,000	$4,271,838

Net increase (decrease)	50,000	$1,481,449	150,000	$4,271,838

	Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	2,500,000	$48,522,946	17,500,000	$372,085,342
Shares redeemed	(9,400,000)	(181,164,776)	(300,000)	(6,711,749)

Net increase (decrease)	(6,900,000)	$(132,641,830)	17,200,000	$365,373,593

	Franklin FTSE Canada ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	8,900,000	$287,702,352	400,000	$13,859,588
Shares redeemed	(900,000)	(27,265,521)	—	—

Net increase (decrease)	8,000,000	$260,436,831	400,000	$13,859,588

	Franklin FTSE China ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,069,254	1,600,000	$43,703,237
Shares redeemed	—	—	(200,000)	(6,446,795)

Net increase (decrease)	200,000	$4,069,254	1,400,000	$37,256,442

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Europe ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	400,000	$8,816,510	1,400,000	$38,599,643
Shares redeemed	(5,400,000)	(128,880,944)	(3,000,000)	(83,395,700)

Net increase (decrease)	(5,000,000)	$(120,064,434)	(1,600,000)	$(44,796,057)

	Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	400,000	$10,645,856	200,000	$5,879,630
Shares redeemed	(600,000)	(14,815,602)	—	—

Net increase (decrease)	(200,000)	$(4,169,746)	200,000	$5,879,630

	Franklin FTSE France ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$3,120,862
Shares redeemed	(50,000)	(1,180,388)	—	—

Net increase (decrease)	(50,000)	$(1,180,388)	100,000	$3,120,862

	Franklin FTSE Germany ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	200,000	$3,405,239	400,000	$10,617,319
Shares redeemed	(100,000)	(2,184,259)	—	—

Net increase (decrease)	100,000	$1,220,980	400,000	$10,617,319

	Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	150,000	$3,959,042
Shares redeemed	(150,000)	(3,319,699)	—	—

Net increase (decrease)	(150,000)	$(3,319,699)	150,000	$3,959,042

	Franklin FTSE India ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	250,000	$7,507,913	750,000	$23,985,026

Net increase (decrease)	250,000	$7,507,913	750,000	$23,985,026

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	Franklin FTSE Japan ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	9,000,000	$221,942,625	11,400,000	$340,542,812
Shares redeemed	(1,800,000)	(43,843,408)	(2,400,000)	(71,759,152)

Net increase (decrease)	7,200,000	$178,099,217	9,000,000	$268,783,660

	Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$12,446,606
Shares redeemed	—	—	(400,000)	(12,142,770)

Net increase (decrease)	—	$—	—	$303,836

	Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	2,800,000	$52,371,383	100,000	$2,231,798

Net increase (decrease)	2,800,000	$52,371,383	100,000	$2,231,798

	Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,141,877	200,000	$4,861,121
Shares redeemed	(50,000)	(1,267,879)	—	—

Net increase (decrease)	—	$(126,002)	200,000	$4,861,121

	Franklin FTSE Russia ETF[1,2]

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$12,929,102

Net increase (decrease)	—	$—	400,000	$12,929,102

	Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,884,180	—	$—

Net increase (decrease)	50,000	$1,884,180	—	$—

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,562,673
Shares redeemed	(50,000)	(975,988)	—	—

Net increase (decrease)	(50,000)	$(975,988)	100,000	$2,562,673

	Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,420,390	800,000	$23,052,455
Shares redeemed	—	—	(400,000)	(11,105,744)

Net increase (decrease)	200,000	$4,420,390	400,000	$11,946,711

	Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	500,000	$14,529,343	300,000	$10,413,668
Shares redeemed	—	—	(500,000)	(17,242,318)

Net increase (decrease)	500,000	$14,529,343	(200,000)	$(6,828,650)

	Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	—	$—	300,000	$13,007,178
Shares redeemed	(100,000)	(3,088,871)	(100,000)	(4,387,475)

Net increase (decrease)	(100,000)	$(3,088,871)	200,000	$8,619,703

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	2,150,000	$50,219,908	16,400,000	$419,981,074
Shares redeemed	(6,500,000)	(139,142,759)	(950,000)	(23,614,513)

Net increase (decrease)	(4,350,000)	$(88,922,851)	15,450,000	$396,366,561

1Effective March 1, 2022: The Fund has suspended new creations of its shares until further notice. Please refer to the prospectus for further detail.

2Effective 4 AM Eastern Time on March 4, 2022: The NYSE Arca, Inc. announced a trading halt of the Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

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3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$251,746	$8,827,573	$(8,686,959)	$—	$—	$392,360	392,360	$—

Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$695,758	$3,280,700	$(3,703,573)	$—	$—	$272,885	272,885	$—

Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$620,830	$8,948,366	$(9,296,196)	$—	$—	$273,000	273,000	$1,503

d. Other Affiliated Transactions

At September 30, 2022, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Canada ETF
Franklin Resources Inc	1,927,000	20.9%

Franklin FTSE Italy ETF
Franklin Resources Inc	14,000	9.3%

Franklin FTSE Latin America ETF
Franklin Resources Inc	1,100,000	35.5%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc	40,000	26.7%

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Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE South Africa ETF
Franklin Resources Inc	16,000	10.7%

Franklin FTSE United Kingdom ETF
Franklin Managed Income Fund	1,250,000	6.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2022, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$1,019,119	$471,552	$11,677,841	$259,413
Short term	488,309	115,476	33,487,474	110,204

Total capital loss carryforwards	$1,507,428	$587,028	$45,165,315	$369,617

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards not subject to expiration:
Long term	$6,279,868	$2,559,181	$198,810	$117,194
Short term	2,500,332	207,121	237,115	33,108

Total capital loss carryforwards	$8,780,200	$2,766,302	$435,925	$150,302

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards not subject to expiration:
Long term	$334,959	$608,317	$911,568	$305,156
Short term	98,332	56,351	116,340	—

Total capital loss carryforwards	$433,291	$664,668	$1,027,908	$305,156

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards not subject to expiration:
Long term	$7,872,857	$—	$247,090	$642,825
Short term	1,327,693	—	34,299	49,392

Total capital loss carryforwards	$9,200,550	$—	$281,389	$692,217

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4. Income Taxes (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$312,362	$3,202	$217,461	$2,942,488
Short term	235,236	—	48,981	2,571,495

Total capital loss carryforwards	$547,598	$3,202	$266,442	$5,513,983

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$205,146	$204,085	$4,322,961
Short term	211,939	361,975	2,707,270

Total capital loss carryforwards	$417,085	$566,060	$7,030,231

At September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$37,997,819	$25,399,172	$283,908,891	$300,579,922

Unrealized appreciation	$1,815,114	$615,041	$10,727,138	$708,848
Unrealized depreciation	(9,478,841)	(3,100,436)	(17,087,746)	(43,403,273)

Net unrealized appreciation (depreciation) .	$(7,663,727)	$(2,485,395)	$(6,360,608)	$(42,694,425)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$138,328,688	$51,710,748	$19,730,791	$8,467,663

Unrealized appreciation	$3,252,991	$26,229	$5,375	$81,608
Unrealized depreciation	(50,212,064)	(15,623,230)	(5,594,566)	(1,968,440)

Net unrealized appreciation (depreciation) .	$(46,959,073)	$(15,597,001)	$(5,589,191)	$(1,886,832)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$19,708,863	$15,063,230	$49,608,914	$3,322,879

Unrealized appreciation	$26,407	$112,446	$6,899,676	$117,286
Unrealized depreciation	(6,577,820)	(3,995,323)	(2,510,489)	(761,259)

Net unrealized appreciation (depreciation) .	$(6,551,413)	$(3,882,877)	$4,389,187	$(643,973)

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	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$1,002,851,379	$30,016,633	$60,334,216	$10,126,558

Unrealized appreciation	$2,385,843	$60,865	$3,324,984	$772,270
Unrealized depreciation	(235,206,895)	(7,062,600)	(2,957,240)	(962,707)

Net unrealized appreciation (depreciation) .	$(232,821,052)	$(7,001,735)	$367,744	$(190,437)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$22,476,787	$4,370,666	$3,808,391	$63,495,882

Unrealized appreciation	$—	$1,187,725	$13,197	$368,793
Unrealized depreciation	(22,476,787)	(110,176)	(870,957)	(20,029,440)

Net unrealized appreciation (depreciation) .	$(22,476,787)	$1,077,549	$(857,760)	$(19,660,647)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$56,620,228	$27,057,905	$509,188,285

Unrealized appreciation	$52,949	$2,901,366	$2,612,528
Unrealized depreciation	(7,406,379)	(2,232,643)	(124,827,302)

Net unrealized appreciation (depreciation) .	$(7,353,430)	$668,723	$(122,214,774)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2022, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$1,435,551	$2,322,210	$78,762,940	$294,805,019
Sales	$1,059,870	$1,113,774	$208,129,414	$32,857,855

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$10,736,162	$2,617,430	$3,068,275	$254,515
Sales	$5,773,130	$3,094,746	$655,263	$1,395,850

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5. Investment Transactions (continued)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$385,775	$789,221	$9,158,427	$180,397
Sales	$424,281	$737,053	$1,294,528	$174,458

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$14,584,584	$8,585,551	$40,917,790	$974,177
Sales	$12,836,214	$5,277,252	$1,326,100	$848,782

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$—	$2,003,791	$209,763	$7,472,472
Sales	$—	$103,782	$1,177,780	$2,376,066

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$2,231,602	$1,761,633	$18,912,719
Sales	$2,446,419	$3,586,444	$15,142,121

In-kind transactions associated with creation and redemptions for the period ended September 30, 2022, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$286,510	$8,627,968	$10,576,827	$—
Value of Securities Delivered[a]	$—	$127,792,935	$14,396,526	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$3,400,552	$—	$—	$—
Value of Securities Delivered[a]	$2,181,384	$3,255,694	$—	$—

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	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$219,741,404	$—	$—	$1,140,462
Value of Securities Delivered[a]	$42,752,134	$—	$—	$1,266,860

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$14,253,301	$—	$49,831,235
Value of Securities Delivered[a]	$—	$—	$137,847,279

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At September 30, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin FTSE United Kingdom ETF
Securities lending transactions[a]:
Equity Investments[b]	$273,000

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no

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6. Concentration of Risk (continued)

value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Funds’, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

At September 30, 2022, the Franklin FTSE Russia ETF had 100% of its net assets invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin FTSE Russia ETF had no value at September 30, 2022.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2022, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Australia ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$30,610	[a]

Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$88,239	[a]

Franklin FTSE Canada ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$27,595	[a]

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,265	[a]

Franklin FTSE Europe ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$33,003	[a]

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$463,463	Unrealized depreciation on OTC forward exchange contracts	$9,551

Index contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	2,661	[a]

Totals		$463,463		$12,212

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,203	[a]

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	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Japan ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$46,911	[a]

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$1,093,663	Unrealized depreciation on OTC forward exchange contracts	$11,176

Index contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	2,018	[a]

Totals		$1,093,663		$13,194

Franklin FTSE Latin America ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$9,274	[a]

Franklin FTSE South Korea ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$491	[a]

Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$32,156	[a]

Franklin FTSE Taiwan ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,144	[a]

Franklin FTSE United Kingdom ETF

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$236,095	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2022, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(41,334)	Futures contracts	$—

Franklin FTSE Australia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$6,546	Futures contracts	$(30,610)

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(1,608,425)	Futures contracts	$(301,741)

Franklin FTSE Canada ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$19,482	Futures contracts	$(27,595)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(167,458)	Futures contracts	$(10,265)

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(16,286)	Futures contracts	$(104,736)

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$2,400,365	Forward exchange contracts	$231,381

Equity contracts	Futures contracts	(5,566)	Futures contracts	(2,661)

Totals		$2,394,799		$228,720

Franklin FTSE France ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(552)	Futures contracts	$—

Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(10,835)	Futures contracts	$—

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(7,727)	Futures contracts	$(2,790)

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$8,288	Futures contracts	$(1,364)

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(144,459)	Futures contracts	$(194,653)

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$3,894,512	Forward exchange contracts	$532,139

Equity contracts	Futures contracts	(13,148)	Futures contracts	(3,463)

Totals		$3,881,364		$528,676

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Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(30,378)	Futures contracts	$(10,285)

Franklin FTSE Saudi Arabia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(28)	Forward exchange contracts	$—

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(36,280)	Futures contracts	$(38,433)

Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(106,148)	Futures contracts	$(66,572)

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$6,016	Futures contracts	$(4,144)

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$43,771	Futures contracts	$(467,356)

For the period ended September 30, 2022, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Futures contracts	$151,872	$6,898,920	$699,896	$909,212
Forward exchange contracts	$—	$—	$—	$—

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF
Futures contracts	$116,834	$161,371	$86,021	$89,581
Forward exchange contracts	$60,466,472	$—	$—	$—

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8. Other Derivative Information (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Futures contracts	$5,795,892	$233,243	$345,696
Forward exchange contracts	$—	$67,381,207	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF
Futures contracts	$269,787	$680,063	$397,645
Forward exchange contracts	$—	$—	$—

	Franklin FTSE United Kingdom ETF
Futures contracts	$3,758,711

At September 30, 2022, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	$463,463	$9,551

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$1,093,663	$11,176

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2022, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$140,166	$(2,514)	$—	$—	$137,652
DBAB	162,709	(4,592)	—	—	158,117
HSBK	66,895	(980)	—	—	65,915
MSCO	26,829	(497)	—	—	26,332
UBSW	66,864	(968)	—	—	65,896

Total	$463,463	$(9,551)	$—	$—	$453,912

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		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$320,003	$(3,298)	$—	$—	$316,705
HSBK	321,096	(3,238)	—	—	317,858
MSCO	131,395	(1,384)	—	—	130,011
UBSW	321,169	(3,256)	—	—	317,913

Total	$1,093,663	$(11,176)	$—	$—	$1,082,487

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At September 30, 2022, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$2,514	$(2,514)	$—	$—	$—
DBAB	4,592	(4,592)	—	—	—
HSBK	980	(980)	—	—	—
MSCO	497	(497)	—	—	—
UBSW	968	(968)	—	—	—

Total	$9,551	$(9,551)	$—	$—	$—

Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$3,298	$(3,298)	$—	$—	$—
HSBK	3,238	(3,238)	—	—	—
MSCO	1,384	(1,384)	—	—	—
UBSW	3,256	(3,256)	—	—	—

Total	$11,176	$(11,176)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

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9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$30,334,092	$—	$—	[c]	$30,334,092

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,913,777	$—	$—		$22,913,777

Liabilities:
Other Financial Instruments:
Futures Contracts	$30,610	$—	$—		$30,610

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$277,548,283	$—	$—		$277,548,283

Liabilities:
Other Financial Instruments:
Futures Contracts	$88,239	$—	$—		$88,239

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$257,885,497	$—	$—		$257,885,497

Liabilities:
Other Financial Instruments:
Futures Contracts	$27,595	$—	$—		$27,595

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$91,369,615	$—	$—		$91,369,615

Liabilities:
Other Financial Instruments:
Futures Contracts	$10,265	$—	$—		$10,265

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	Level 1	Level 2	Level 3		Total

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$36,113,747	$—	$—	[c]	$36,113,747

Liabilities:
Other Financial Instruments:
Futures Contracts	$33,003	$—	$—		$33,003

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,141,600	$—	$—	[c]	$14,141,600

Other Financial Instruments:
Forward Exchange Contracts	$—	$463,463	$—		$463,463

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$9,551	$—		$9,551
Futures Contracts	2,661	—	—		2,661

Total Other Financial Instruments	$2,661	$9,551	$—		$12,212

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,580,831	$—	$—		$6,580,831

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,157,450	$—	$—		$13,157,450

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,180,353	$—	$—		$11,180,353

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,203	$—	$—		$2,203

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$53,998,101	$—	$—		$53,998,101

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,678,906	$—	$—		$2,678,906

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$769,637,967	$—	$—		$769,637,967
Short-Term Investments	392,360	—	—		392,360

Total Investments in Securities	$770,030,327	$—	$—		$770,030,327

Liabilities:
Other Financial Instruments:
Futures Contracts	$46,911	$—	$—		$46,911

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,742,013	$—	$—		$22,742,013
Short-Term Investments	272,885	—	—		272,885

Total Investments in Securities	$23,014,898	$—	$—		$23,014,898

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,093,663	$—		$1,093,663

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$11,176	$—		$11,176
Futures Contracts	2,018	—	—		2,018

Total Other Financial Instruments	$2,018	$11,176	$—		$13,194

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$60,701,960	$—	$—		$60,701,960

Liabilities:
Other Financial Instruments:
Futures Contracts	$9,274	$—	$—		$9,274

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,936,121	$—	$—		$9,936,121

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$—	[c]	$—

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,448,215	$—	$—		$5,448,215

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	Level 1	Level 2	Level 3		Total

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,950,631	$—	$—		$2,950,631

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$43,835,235	$—	$—	[c]	$43,835,235

Liabilities:
Other Financial Instruments:
Futures Contracts	$491	$—	$—		$491

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$49,266,798	$—	$—		$49,266,798

Liabilities:
Other Financial Instruments:
Futures Contracts	$32,156	$—	$—		$32,156

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,726,628	$—	$—		$27,726,628

Liabilities:
Other Financial Instruments:
Futures Contracts	$4,144	$—	$—		$4,144

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$386,700,511	$—	$—	[c]	$386,700,511
Short-Term Investments	273,000	—	—		273,000

Total Investments in Securities	$386,973,511	$—	$—		$386,973,511

Liabilities:
Other Financial Instruments:
Futures Contracts	$236,095	$—	$—		$236,095

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2022.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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10. Subsequent Events (continued)

Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
IDR	International Depository Receipt	DBAB	Deutsche Bank AG
NVDR	Non-Voting Depositary Receipt	HSBK	HSBC Bank PLC
REIT	Real Estate Investment Trust	MSCO	Morgan Stanley
SF	Single Family	UBSW	UBS AG

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Brazil ETF

Franklin FTSE Latin America ETF

Franklin FTSE Canada ETF

Franklin FTSE Mexico ETF

Franklin FTSE China ETF

Franklin FTSE Russia ETF

Franklin FTSE Europe ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE South Africa ETF

Franklin FTSE France ETF

Franklin FTSE South Korea ETF

Franklin FTSE Germany ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Taiwan ETF

Franklin FTSE India ETF

Franklin FTSE United Kingdom ETF

Franklin FTSE Italy ETF

(each a Fund)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.

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The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates each Fund based on their tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds’ are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line-up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its compliance program. The Board then noted that for the one-year period ended February 28, 2022, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Asia ex Japan ETF was 8.8 basis points outside the tolerance anticipated for this Fund, for the Franklin FTSE India ETF was 182.9 basis points outside the tolerance for this Fund and for the Franklin FTSE Saudi Arabia ETF was 7 basis points outside the tolerance for this Fund. The Board discussed the tracking error of the Funds with management and management explained that, for the Franklin FTSE Asia ex Japan ETF and the Franklin FTSE India ETF, each Fund’s tracking error was outside the tolerance anticipated due, in part, to fees and capital gain tax accrual from holding Indian equities. Management further explained that, for the Franklin FTSE Saudi Arabia ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to the compounding effect of fees in a period of strong absolute returns.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:

•	The Expense Group for the Franklin FTSE Asia Ex Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.

•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific region fund.

•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Latin American funds.

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•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure index exchange-traded funds, which included the Fund and two other international large-cap core funds.

•	The Expense Group for the Franklin FTSE China ETF was comprised of pure index exchange-traded funds, which included the Fund and six other China region funds.

•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure index exchange-traded funds, which included the Fund and four other European region funds.

•	The Expense Group for the Franklin FTSE Europe Hedged ETF was comprised of pure index exchange- traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE France ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE Germany ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE India ETF was comprised of pure index exchange-traded funds, which included the Fund and three other India region funds.

•	The Expense Group for the Franklin FTSE Italy ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.

•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure index exchange- traded funds, which included the Fund and two other Japanese funds.

•	The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.
•	The Expense Group for the Franklin FTSE Russia ETF was comprised of pure index exchange-traded funds, which included the Fund and two other emerging markets funds.

•	The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Africa ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.

•	The Expense Group for the Franklin FTSE Swit- zerland ETF was comprised of pure index exchange- traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure index exchange- traded funds, which included the Fund and one other European region fund.

The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the actual total expense ratio for each of the Franklin FTSE Asia Ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF was equal to the median of its Expense Group. The Board also noted the small size of each Fund’s Expense Group, except for the Franklin FTSE China ETF which had six peers in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and

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(vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2021, each Fund (except for the Franklin FTSE Japan ETF and Franklin FTSE United Kingdom ETF) had net assets below $250 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin FTSE Japan ETF and Franklin FTSE United Kingdom ETF had net assets of approximately $809 million and $611 million, respectively, as of December 31, 2021, none of the Funds experienced a profit for the fiscal year ended September 30, 2021. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program –In-Kind ETFs

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

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Franklin FTSE Russia ETF

Franklin FTSE South Africa ETF

Franklin FTSE Switzerland ETF

Franklin FTSE United Kingdom ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program –Non-In-Kind ETFs

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Brazil ETF

Franklin FTSE China ETF

Franklin FTSE India ETF

Franklin FTSE Latin America ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds

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that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Semiannual Report Franklin Templeton ETF Trust

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© 2022 Franklin Templeton Investments. All rights reserved.		ETF5 S 11/22

SEMIANNUAL REPORT

FRANKLIN U.S. EQUITY

INDEX ETF

Formerly, Franklin LibertyQ Global Equity ETF

A Series of Franklin Templeton ETF Trust

September 30, 2022

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SEMIANNUAL REPORT

Franklin U.S. Equity Index ETF

Formerly, Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin U.S. Equity Index ETF covers the period ended September 30, 2022. Effective August 1, 2022, Franklin LibertyQ Global Equity ETF changed its name to Franklin U.S. Equity Index ETF. The Fund also changed its ticker symbol, underlying index, distribution frequency, investment goal and strategy and reduced its unified management fee.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index includes large- and mid-capitalization stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -20.60% based on market price and -20.82% based on net asset value (NAV).

On August 1, 2022, the Fund changed its underlying index from the LibertyQ Global Equity Index-NR to the Underlying Index, which also became the Fund’s primary benchmark at that time. For the six-month period, the Underlying Index posted a cumulative total return of -20.76%.2 The Blended Morningstar® US Target Market Exposure Index, which measures the performance of the previous underlying index through July 31, 2022, followed by the performance of the Underlying Index thereafter, posted a -20.79% cumulative total return for the same period.2

The Fund’s former primary benchmark, the MSCI All Country World Index (ACWI)-NR posted a -21.41% cumulative total return for the six-month period.3 The Underlying Index replaced the MSCI ACWI-NR as the Fund’s primary benchmark effective August 1, 2022 to more accurately reflect the Fund’s new investment strategy.

You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index, posted a -20.20% total return for the six months ended September 30, 2022.3 High inflation, rising interest rates and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of the period after falling in June 2022 to the lowest level in over 60 years.

Elevated inflation was a major concern for both consumers and investors, as inflation accelerated in June 2022 to the highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices, although much of that increase abated by period-end. The unemployment rate declined marginally from 3.6% in March 2022 to 3.5% in September 2022 as notable employment gains occurred in the leisure and hospitality and health care sectors. Wage growth remained strong throughout the period, adding to some investors’ inflation concerns.

U.S. gross domestic product contracted in the second quarter of 2022, with the economy technically entering a recession, amid lower investments in inventories and fixed assets. An inventory drawdown, declining residential and business

1. The Morningstar® US Target Market Exposure Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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FRANKLIN U.S. EQUITY INDEX ETF

investment and lower levels of government spending contributed to the economic slowdown. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity. Mortgage rates reached the highest level since 2007, and new home construction slowed toward period-end.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. Furthermore, the Fed said it would continue to reduce its bond holdings, and Fed Chair Jerome Powell indicated that reducing inflation was likely to require a period of below-trend growth.

Top 10 Sectors/Industries

9/30/22

% of Total Net Assets
Software	9.1%
Technology Hardware, Storage & Peripherals	6.9%
Semiconductors & Semiconductor Equipment	4.7%
Interactive Media & Services	4.7%
IT Services	4.6%
Pharmaceuticals	4.5%
Oil, Gas & Consumable Fuels	4.2%
Banks	3.5%
Internet & Direct Marketing Retail	3.5%
Health Care Providers & Services	3.5%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index, which is rebalanced quarterly and reconstituted semiannually.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index.

Top 10 Holdings

9/30/22

Company Sector/Industry, Country	% of Total Net Assets
Apple Inc. Technology Hardware, Storage & Peripherals, United States	6.6%
Microsoft Corp. Software, United States	5.5%
Amazon.com Inc. Internet & Direct Marketing Retail, United States	3.2%
Tesla Inc. Automobiles, United States	2.2%
Alphabet Inc., A Interactive Media & Services, United States	1.8%
Alphabet Inc., C Interactive Media & Services, United States	1.6%
Berkshire Hathaway Inc., B Diversified Financial Services, United States	1.5%
UnitedHealth Group Inc. Health Care Providers & Services, United States	1.5%
Johnson & Johnson Pharmaceuticals, United States	1.4%
Exxon Mobil Corp. Oil, Gas & Consumable Fuels, United States	1.2%

As of July 20, 2022, the Franklin U.S. Equity Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of July 20, 2022 the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin U.S. Equity Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN U.S. EQUITY INDEX ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. EQUITY INDEX ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-20.82%	-20.60%	-20.82%	-20.60%
1-Year	-17.85%	-17.72%	-17.85%	-17.72%
5-Year	+23.34%	+22.96%	+4.28%	+4.22%
Since Inception (6/1/16)	+47.38%	+47.46%	+6.32%	+6.33%

Distribution Rate[5]	30-Day Standardized Yield[6]
0.19%	1.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN U.S. EQUITY INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.551543

Total Annual Operating Expenses7

0.03%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. Neither the Fund nor the investment manager can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any,

has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. EQUITY INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$791.80	$0.27	$1,024.77	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Effective August 1, 2022, the unified management fee was reduced from 0.35% to 0.03%. Had the new unified management fee been in effect for the full period, the expenses paid would have been $0.13 based upon the Fund’s actual performance and $0.15 based upon a hypothetical 5% return.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Equity Index ETFa

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
		2022		2021		2020	2019	2018

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$40.04	$37.65		$26.77		$30.90	$30.14	$27.18

Income from investment operations[b]:

Net investment income[c]	0.32	1.05		0.81		0.90	0.89	0.74

Net realized and unrealized gains (losses)	(8.62)	2.34		10.97		(4.00)	0.67	3.01

Total from investment operations	(8.30)	3.39		11.78		(3.10)	1.56	3.75

Less distributions from net investment income	(0.55)	(1.00)		(0.90)		(1.03)	(0.80)	(0.79)

Net asset value, end of period	$31.19	$40.04		$37.65		$26.77	$30.90	$30.14

Total return[d]	(20.82)%	9.00%		44.55%		(10.53)%	5.44%	13.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.06%	0.35%		0.35%		0.35%	0.35%	0.90%	[f]

Expenses net of waiver and payments by affiliates	0.06%	0.35%		0.34%		0.34%	0.34%	0.35%	[f]

Net investment income	1.90%	2.63%		2.45%		2.86%	2.99%	2.53%

Supplemental data

Net assets, end of period (000’s)	$567,590	$16,014		$15,059		$16,059	$24,721	$18,082

Portfolio turnover rate[g]	9.49% [h]	24.13%	[h]	31.70%	[h]	27.85% [h]	34.99%	35.01%

aEffective August 1, 2022, Formerly, Franklin LibertyQ Global Equity ETF was renamed Franklin U.S. Equity Index ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	9.49%	24.13%	31.70%	27.85%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin U.S. Equity Index ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Brazil 0.1%
a	MercadoLibre Inc.	Internet & Direct Marketing Retail	831	$687,885

	China 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	4,732	698,017
	Sunac China Holdings Ltd.	Real Estate Management & Development	1,000	136

				698,153

	Ireland 0.1%
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	3,458	184,069

	Peru 0.0%†
	Southern Copper Corp.	Metals & Mining	1,456	65,287

	Russia 0.0%†
b	Alrosa PJSC	Metals & Mining	3,584	—
a,b	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
b	Inter RAO UES PJSC	Electric Utilities	53,546	—
b	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
b	MMC Norilsk Nickel PJSC	Metals & Mining	100	—
b	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
b	PhosAgro PJSC	Chemicals	73	—
b	PhosAgro PJSC	Chemicals	2	—
b	Polymetal International PLC	Metals & Mining	470	—
b	Polyus PJSC	Metals & Mining	50	—
b	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
b	Severstal PAO	Metals & Mining	392	—
b	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
b	Tatneft PAO	Oil, Gas & Consumable Fuels	1,974	—
a,b	TCS Group Holding PLC, GDR	Banks	118	—
a,b	United Co. RUSAL International PJSC	Metals & Mining	1,714	—

				—

	Switzerland 0.1%
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	5,642	622,651

	United Kingdom 0.4%
	Linde PLC	Chemicals	8,918	2,404,204

	United States 99.1%
	3M Co.	Industrial Conglomerates	10,192	1,126,216
	Abbott Laboratories	Health Care Equipment & Supplies	31,486	3,046,585
	AbbVie Inc.	Biotechnology	31,850	4,274,588
a	ABIOMED Inc.	Health Care Equipment & Supplies	910	223,551
	Accenture PLC, A	IT Services	11,284	2,903,373
	Activision Blizzard Inc.	Entertainment	12,740	947,092
a	Adobe Inc.	Software	8,372	2,303,974
	Advance Auto Parts Inc.	Specialty Retail	1,092	170,723
a	Advanced Micro Devices Inc.	Semiconductors & Semiconductor Equipment	29,120	1,845,043
	AES Corp.	Independent Power Producers & Energy Traders	11,830	267,358
	Aflac Inc.	Insurance	10,556	593,247
	Agilent Technologies Inc.	Life Sciences Tools & Services	5,278	641,541
a	agilon health Inc.	Health Care Providers & Services	3,458	80,986
	Air Products and Chemicals Inc.	Chemicals	4,004	931,851
a	Airbnb Inc., A	Hotels, Restaurants & Leisure	7,098	745,574
a	Akamai Technologies Inc.	IT Services	2,730	219,274
	Albemarle Corp.	Chemicals	2,002	529,409
	Albertsons Cos Inc.	Food & Staples Retailing	2,912	72,392
	Alexandria Real Estate Equities Inc.	Equity Real Estate Investment Trusts (REITs)	2,730	382,719
a	Align Technology Inc.	Health Care Equipment & Supplies	1,276	264,272
a	Alleghany Corp.	Insurance	222	186,340
	Allegion PLC	Building Products	1,638	146,896

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Alliant Energy Corp.	Electric Utilities	4,368	$231,460
	Allstate Corp.	Insurance	4,914	611,940
	Ally Financial Inc.	Consumer Finance	5,642	157,017
a	Alnylam Pharmaceuticals Inc.	Biotechnology	2,184	437,149
a	Alphabet Inc., A	Interactive Media & Services	107,744	10,305,714
a	Alphabet Inc., C	Interactive Media & Services	96,096	9,239,630
	Altria Group Inc.	Tobacco	32,214	1,300,801
a	Amazon.com Inc.	Internet & Direct Marketing Retail	159,068	17,974,684
a,c	AMC Entertainment Holdings Inc., A	Entertainment	9,100	63,427
	Amcor PLC	Containers & Packaging	27,300	292,929
	Ameren Corp.	Multi-Utilities	4,550	366,503
	American Electric Power Co. Inc.	Electric Utilities	9,100	786,695
	American Express Co.	Consumer Finance	10,738	1,448,664
	American Financial Group Inc.	Insurance	1,274	156,613
	American International Group Inc.	Insurance	13,468	639,461
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	8,372	1,797,468
	American Water Works Co. Inc.	Water Utilities	3,276	426,404
	Ameriprise Financial Inc.	Capital Markets	2,002	504,404
	AmerisourceBergen Corp.	Health Care Providers & Services	2,730	369,451
	AMETEK Inc.	Electrical Equipment	4,186	474,734
	Amgen Inc.	Biotechnology	9,646	2,174,208
	Amphenol Corp., A	Electronic Equipment, Instruments & Components	10,556	706,830
	Analog Devices Inc.	Semiconductors & Semiconductor Equipment	9,282	1,293,354
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs)	7,826	134,294
a	ANSYS Inc.	Software	1,638	363,145
	Aon PLC, A	Insurance	3,822	1,023,799
	Apollo Global Management Inc.	Diversified Financial Services	7,826	363,909
	Apple Inc.	Technology Hardware, Storage & Peripherals	270,998	37,451,924
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment	15,470	1,267,457
a	AppLovin Corp., A	Software	2,184	42,566
a	Aptiv PLC	Auto Components	4,732	370,090
	Aramark	Hotels, Restaurants & Leisure	4,550	141,960
a	Arch Capital Group Ltd.	Insurance	6,552	298,378
	Archer-Daniels-Midland Co.	Food Products	10,010	805,304
a	Arista Networks Inc.	Communications Equipment	4,368	493,104
	Arthur J Gallagher & Co.	Insurance	3,822	654,403
	AT&T Inc.	Diversified Telecommunication Services	127,764	1,959,900
	Atmos Energy Corp.	Gas Utilities	2,548	259,514
a	Autodesk Inc.	Software	3,822	713,950
	Automatic Data Processing Inc.	IT Services	7,462	1,687,830
a	AutoZone Inc.	Specialty Retail	350	749,676
	AvalonBay Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,548	469,316
	Avangrid Inc.	Electric Utilities	1,092	45,536
a	Avantor Inc.	Life Sciences Tools & Services	12,012	235,435
	Avery Dennison Corp.	Containers & Packaging	1,456	236,891
	Baker Hughes Co.	Energy Equipment & Services	17,472	366,213
	Ball Corp.	Containers & Packaging	5,642	272,621
	Bank of America Corp.	Banks	125,216	3,781,523
	Bank of New York Mellon Corp.	Capital Markets	13,104	504,766
	Bath & Body Works Inc.	Specialty Retail	4,368	142,397
	Baxter International Inc.	Health Care Equipment & Supplies	9,100	490,126
	Becton Dickinson and Co.	Health Care Equipment & Supplies	5,096	1,135,542
	Bentley Systems Inc., B	Software	3,458	105,780
a	Berkshire Hathaway Inc., B	Diversified Financial Services	32,396	8,650,380
	Best Buy Co. Inc.	Specialty Retail	3,640	230,558
a	Bill.com Holdings Inc.	Software	1,638
a	Biogen Inc.	Biotechnology	2,548	680,316

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	BioMarin Pharmaceutical Inc.	Biotechnology	3,276	$277,707
a	Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services	364	151,839
	Bio-Techne Corp.	Life Sciences Tools & Services	728	206,752
	BlackRock Inc.	Capital Markets	2,705	1,488,507
	Blackstone Inc.	Capital Markets	12,740	1,066,338
a	Block Inc.	IT Services	9,464	520,425
a	Boeing Co.	Aerospace & Defense	10,010	1,212,011
a	Booking Holdings Inc.	Hotels, Restaurants & Leisure	712	1,169,966
	BorgWarner Inc.	Auto Components	4,368	137,155
	Boston Properties Inc.	Equity Real Estate Investment Trusts (REITs)	2,548	191,024
a	Boston Scientific Corp.	Health Care Equipment & Supplies	25,844	1,000,938
	Bristol-Myers Squibb Co.	Pharmaceuticals	38,220	2,717,060
	Broadcom Inc.	Semiconductors & Semiconductor Equipment	7,280	3,232,393
	Broadridge Financial Solutions Inc.	IT Services	2,184	315,195
	Brown & Brown Inc.	Insurance	4,004	242,162
	Brown-Forman Corp., A	Beverages	910	61,480
	Brown-Forman Corp., B	Beverages	3,094	205,968
	Bunge Ltd.	Food Products	2,730	225,416
a	Burlington Stores Inc.	Specialty Retail	1,274	142,548
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics	2,184	210,341
a	Cadence Design Systems Inc.	Software	4,914	803,095
a	Caesars Entertainment Inc.	Hotels, Restaurants & Leisure	3,822	123,298
	Camden Property Trust	Equity Real Estate Investment Trusts (REITs)	2,002	239,139
	Campbell Soup Co.	Food Products	3,640	171,517
	Capital One Financial Corp.	Consumer Finance	6,916	637,448
	Cardinal Health Inc.	Health Care Providers & Services	4,732	315,530
	Carlyle Group Inc.	Capital Markets	3,822	98,760
a	CarMax Inc.	Specialty Retail	2,912	192,250
a	Carnival Corp.	Hotels, Restaurants & Leisure	16,744	117,710
	Carrier Global Corp.	Building Products	15,106	537,169
a	Catalent Inc.	Pharmaceuticals	3,094	223,882
	Caterpillar Inc.	Machinery	9,464	1,552,853
a	CBRE Group Inc., A	Real Estate Management & Development	5,824	393,178
	CDW Corp.	Electronic Equipment, Instruments & Components	2,366	369,285
	Celanese Corp.	Chemicals	2,002	180,861
a	Centene Corp.	Health Care Providers & Services	10,374	807,201
	CenterPoint Energy Inc.	Multi-Utilities	11,102	312,854
a	Ceridian HCM Holding Inc.	Software	2,912	162,723
	CF Industries Holdings Inc.	Chemicals	3,640	350,350
a	Charles River Laboratories International Inc.	Life Sciences Tools & Services	910	179,088
	Charles Schwab Corp.	Capital Markets	27,300	1,962,051
a	Charter Communications Inc., A	Media	2,003	607,610
	Cheniere Energy Inc.	Oil, Gas & Consumable Fuels	4,550	754,890
	Chevron Corp.	Oil, Gas & Consumable Fuels	32,214	4,628,185
a	Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	498	748,374
	Chubb Ltd.	Insurance	7,462	1,357,189
	Church & Dwight Co. Inc.	Household Products	4,550	325,052
	Cigna Corp.	Health Care Providers & Services	5,460	1,514,986
	Cincinnati Financial Corp.	Insurance	2,730	244,526
	Cintas Corp.	Commercial Services & Supplies	1,459	566,369
	Cisco Systems Inc.	Communications Equipment	74,256	2,970,240
	Citigroup Inc.	Banks	34,398	1,433,365
	Citizens Financial Group Inc.	Banks	8,554	293,915
	Citrix Systems Inc.	Software	1,476	153,356
a	Clarivate PLC	Professional Services	7,462	70,068
	Clorox Co.	Household Products	2,184	280,404
a	Cloudflare Inc., A	Software	4,914	271,793

franklintempleton.com	Semiannual Report	11

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	CME Group Inc.	Capital Markets	6,370	$1,128,318
	CMS Energy Corp.	Multi-Utilities	5,096	296,791
	Coca-Cola Co.	Beverages	69,706	3,904,930
	Cognex Corp.	Electronic Equipment, Instruments & Components	3,276	135,790
	Cognizant Technology Solutions Corp., A	IT Services	9,464	543,612
a,c	Coinbase Global Inc., A	Capital Markets	2,730	176,058
	Colgate-Palmolive Co.	Household Products	14,924	1,048,411
	Comcast Corp., A	Media	78,624	2,306,042
	Comerica Inc.	Banks	2,184	155,282
	Conagra Brands Inc.	Food Products	8,372	273,178
	ConocoPhillips	Oil, Gas & Consumable Fuels	22,568	2,309,609
	Consolidated Edison Inc.	Multi-Utilities	6,370	546,291
	Constellation Brands Inc., A	Beverages	2,912	668,828
	Constellation Energy Corp.	Electric Utilities	5,824	484,499
	Continental Resources Inc.	Oil, Gas & Consumable Fuels	1,092	72,957
a	Copart Inc.	Commercial Services & Supplies	3,822	406,661
	Corning Inc.	Electronic Equipment, Instruments & Components	13,650	396,123
	Corteva Inc.	Chemicals	12,922	738,492
a	CoStar Group Inc.	Professional Services	7,098	494,376
	Costco Wholesale Corp.	Food & Staples Retailing	8,008	3,781,938
	Coterra Energy Inc., A	Oil, Gas & Consumable Fuels	14,560	380,307
a	Crowdstrike Holdings Inc., A	Software	3,822	629,904
	Crown Castle Inc.	Equity Real Estate Investment Trusts (REITs)	7,826	1,131,248
	Crown Holdings Inc.	Containers & Packaging	2,184	176,970
	CSX Corp.	Road & Rail	38,584	1,027,878
	Cummins Inc.	Machinery	2,548	518,543
	CVS Health Corp.	Health Care Providers & Services	23,660	2,256,454
	D.R. Horton Inc.	Household Durables	5,824	392,246
	Danaher Corp.	Life Sciences Tools & Services	11,830	3,055,571
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,184	275,883
a	Datadog Inc., A	Software	4,550	403,949
a	DaVita Inc.	Health Care Providers & Services	1,092	90,385
	Deere & Co.	Machinery	4,914	1,640,735
	Dell Technologies Inc., C	Technology Hardware, Storage & Peripherals	4,732	161,692
a	Delta Air Lines Inc.	Airlines	11,284	316,629
	DENTSPLY SIRONA Inc.	Health Care Equipment & Supplies	3,640	103,194
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	11,648	700,394
a	Dexcom Inc.	Health Care Equipment & Supplies	6,916	557,015
	Diamondback Energy Inc.	Oil, Gas & Consumable Fuels	3,276	394,627
	Digital Realty Trust Inc.	Equity Real Estate Investment Trusts (REITs)	5,096	505,421
	Discover Financial Services	Consumer Finance	4,914	446,781
a	DISH Network Corp., A	Media	4,186	57,892
a	DocuSign Inc.	Software	3,458	184,899
	Dollar General Corp.	Multiline Retail	4,004	960,399
a	Dollar Tree Inc.	Multiline Retail	3,822	520,174
	Dominion Energy Inc.	Multi-Utilities	14,924	1,031,398
	Dominos Pizza Inc.	Hotels, Restaurants & Leisure	728	225,826
a	DoorDash Inc., A	Internet & Direct Marketing Retail	4,732	233,997
	Dover Corp.	Machinery	2,548	297,046
	Dow Inc.	Chemicals	12,922	567,663
	DTE Energy Co.	Multi-Utilities	3,458	397,843
	Duke Energy Corp.	Electric Utilities	14,014	1,303,582
	Duke Realty Corp.	Equity Real Estate Investment Trusts (REITs)	6,734	324,579
	Dun & Bradstreet Holdings Inc.	Professional Services	4,368	54,120
	DuPont de Nemours Inc.	Chemicals	9,100	458,640
a	DXC Technology Co.	IT Services	4,550	111,384
a	Dynatrace Inc.	Software	3,640	126,708

12	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	East West Bancorp Inc.	Banks	2,366	$158,853
	Eastman Chemical Co.	Chemicals	2,366	168,104
	Eaton Corp. PLC	Electrical Equipment	7,098	946,589
	eBay Inc.	Internet & Direct Marketing Retail	10,010	368,468
	Ecolab Inc.	Chemicals	4,368	630,827
	Edison International	Electric Utilities	6,734	381,010
a	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	11,102	917,358
a	Elanco Animal Health Inc.	Pharmaceuticals	8,372	103,897
	Electronic Arts Inc.	Entertainment	4,732	547,540
	Elevance Health Inc.	Health Care Providers & Services	4,368	1,984,120
	Eli Lilly & Co.	Pharmaceuticals	14,196	4,590,277
	Emerson Electric Co.	Electrical Equipment	10,556	772,910
a	Enphase Energy Inc.	Semiconductors & Semiconductor Equipment	2,366	656,494
	Entegris Inc.	Semiconductors & Semiconductor Equipment	2,730	226,645
	Entergy Corp.	Electric Utilities	3,640	366,293
	EOG Resources Inc.	Oil, Gas & Consumable Fuels	10,556	1,179,422
a	EPAM Systems Inc.	IT Services	1,092	395,511
	Equifax Inc.	Professional Services	2,184	374,403
	Equinix Inc.	Equity Real Estate Investment Trusts (REITs)	1,638	931,760
	Equitable Holdings Inc.	Diversified Financial Services	6,370	167,850
	Equity LifeStyle Properties Inc.	Equity Real Estate Investment Trusts (REITs)	3,094	194,427
	Equity Residential	Equity Real Estate Investment Trusts (REITs)	6,006	403,723
	Essex Property Trust Inc.	Equity Real Estate Investment Trusts (REITs)	1,093	264,757
	Estee Lauder Cos Inc., A	Personal Products	4,186	903,757
a	Etsy Inc.	Internet & Direct Marketing Retail	2,184	218,684
	Everest Re Group Ltd.	Insurance	728	191,056
	Evergy Inc.	Electric Utilities	4,004	237,838
	Eversource Energy	Electric Utilities	6,188	482,416
a	Exact Sciences Corp.	Biotechnology	2,912	94,611
	Exelon Corp.	Electric Utilities	18,018	674,954
a	Expedia Group Inc.	Internet & Direct Marketing Retail	2,730	255,774
	Expeditors International of Washington Inc.	Air Freight & Logistics	2,912	257,159
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs)	2,366	408,632
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	74,802	6,530,963
a	F5 Networks Inc.	Communications Equipment	1,092	158,045
	FactSet Research Systems Inc.	Capital Markets	728	291,280
	Fastenal Co.	Trading Companies & Distributors	10,374	477,619
	Federal Realty Investment Trust	Equity Real Estate Investment Trusts (REITs)	1,274	114,813
	FedEx Corp.	Air Freight & Logistics	4,368	648,517
	Fidelity National Financial Inc.	Insurance	4,914	177,887
	Fidelity National Information Services Inc.	IT Services	10,920	825,224
	Fifth Third Bancorp	Banks	12,376	395,537
	First Republic Bank	Banks	3,276	427,682
	FirstEnergy Corp.	Electric Utilities	10,192	377,104
a	Fiserv Inc.	IT Services	11,466	1,072,874
a	FleetCor Technologies Inc.	IT Services	1,456	256,504
a	Flex Ltd.	Electronic Equipment, Instruments & Components	8,736	145,542
	FMC Corp.	Chemicals	2,184	230,849
	Ford Motor Co.	Automobiles	70,070	784,784
a	Fortinet Inc.	Software	11,830	581,208
	Fortive Corp.	Machinery	6,370	371,371
	Fortune Brands Home & Security Inc.	Building Products	2,366	127,031
	Fox Corp., A	Media	5,460	167,513
	Fox Corp., B	Media	2,730	77,805
	Franklin Resources Inc.	Capital Markets	4,914	105,749
	Freeport-McMoRan Inc.	Metals & Mining	25,844	706,317
	Garmin Ltd.	Household Durables	2,730	219,246

franklintempleton.com	Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Gartner Inc.	IT Services	1,456	$402,861
a	Generac Holdings Inc.	Electrical Equipment	1,092	194,529
	General Dynamics Corp.	Aerospace & Defense	4,004	849,529
	General Electric Co.	Industrial Conglomerates	19,656	1,216,903
	General Mills Inc.	Food Products	10,738	822,638
	General Motors Co.	Automobiles	26,390	846,855
	Genuine Parts Co.	Distributors	2,548	380,467
	Gilead Sciences Inc.	Biotechnology	22,568	1,392,220
	Global Payments Inc.	IT Services	4,914	530,958
	Globe Life Inc.	Insurance	1,638	163,309
a	GoDaddy Inc., A	IT Services	2,730	193,502
	Goldman Sachs Group Inc.	Capital Markets	6,188	1,813,393
	Halliburton Co.	Energy Equipment & Services	16,380	403,276
	Hartford Financial Services Group Inc.	Insurance	5,824	360,739
	Hasbro Inc.	Leisure Products	2,366	159,516
	HCA Healthcare Inc.	Health Care Providers & Services	3,822	702,445
	Healthpeak Properties Inc.	Equity Real Estate Investment Trusts (REITs)	9,464	216,915
	HEICO Corp.	Aerospace & Defense	728	104,817
	HEICO Corp., A	Aerospace & Defense	1,274	146,026
a	Henry Schein Inc.	Health Care Providers & Services	2,366	155,612
	Hess Corp.	Oil, Gas & Consumable Fuels	4,914	535,577
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	23,114	276,906
	Hilton Worldwide Holdings Inc.	Hotels, Restaurants & Leisure	4,914	592,727
a	Hologic Inc.	Health Care Equipment & Supplies	4,368	281,823
	Honeywell International Inc.	Industrial Conglomerates	12,194	2,036,032
a	Horizon Therapeutics PLC	Biotechnology	4,004	247,808
	Hormel Foods Corp.	Food Products	5,460	248,102
	Host Hotels & Resorts Inc.	Equity Real Estate Investment Trusts (REITs)	12,740	202,311
	Howmet Aerospace Inc.	Aerospace & Defense	6,552	202,653
	HP Inc.	Technology Hardware, Storage & Peripherals	16,380	408,190
	Hubbell Inc., B	Electrical Equipment	910	202,930
a	HubSpot Inc.	Software	910	245,809
	Humana Inc.	Health Care Providers & Services	2,186	1,060,625
	Huntington Bancshares Inc.	Banks	25,662	338,225
	Huntington Ingalls Industries Inc.	Aerospace & Defense	728	161,252
a	IAC Inc.	Interactive Media & Services	1,456	80,633
	IDEX Corp.	Machinery	1,274	254,609
a	IDEXX Laboratories Inc.	Health Care Equipment & Supplies	1,456	474,365
	Illinois Tool Works Inc.	Machinery	5,096	920,592
a	Illumina Inc.	Life Sciences Tools & Services	2,912	555,580
a	Incyte Corp.	Biotechnology	3,276	218,313
	Ingersoll Rand Inc.	Machinery	7,280	314,933
a	Insulet Corp.	Health Care Equipment & Supplies	1,274	292,256
	Intel Corp.	Semiconductors & Semiconductor Equipment	73,528	1,894,817
	Intercontinental Exchange Inc.	Capital Markets	10,192	920,847
	International Business Machines Corp.	IT Services	16,198	1,924,484
	International Flavors & Fragrances Inc.	Chemicals	4,550	413,277
	International Paper Co.	Containers & Packaging	6,552	207,698
	Interpublic Group of Cos Inc.	Media	6,916	177,050
	Intuit Inc.	Software	5,096	1,973,783
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies	6,370	1,193,993
	Invesco Ltd.	Capital Markets	8,190	112,203
	Invitation Homes Inc.	Equity Real Estate Investment Trusts (REITs)	10,920	368,768
a	IQVIA Holdings Inc.	Life Sciences Tools & Services	3,276	593,415
	Iron Mountain Inc.	Equity Real Estate Investment Trusts (REITs)	5,096	224,071
	Jack Henry & Associates Inc.	IT Services	1,274	232,212
	Jacobs Solutions Inc.	Professional Services	2,366	256,687

14	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Jazz Pharmaceuticals PLC	Pharmaceuticals	1,092	$145,553
	JB Hunt Transport Services Inc.	Road & Rail	1,456	227,748
	Jefferies Financial Group Inc.	Capital Markets	3,276	96,642
	Johnson & Johnson	Pharmaceuticals	47,138	7,700,464
	Johnson Controls International PLC	Building Products	12,376	609,147
	JPMorgan Chase & Co.	Banks	52,598	5,496,491
	Juniper Networks Inc.	Communications Equipment	6,188	161,631
	Kellogg Co.	Food Products	4,550	316,953
	Keurig Dr Pepper Inc.	Beverages	15,288	547,616
	KeyCorp	Banks	16,562	265,323
a	Keysight Technologies Inc.	Electronic Equipment, Instruments & Components	3,276	515,511
	Kimberly-Clark Corp.	Household Products	6,006	675,915
	Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs)	11,102	204,388
	Kinder Morgan Inc.	Oil, Gas & Consumable Fuels	35,854	596,611
	KKR & Co. Inc.	Capital Markets	10,556	453,908
	KLA Corp.	Semiconductors & Semiconductor Equipment	2,548	771,101
	Kraft Heinz Co.	Food Products	14,196	473,437
	L3Harris Technologies Inc.	Aerospace & Defense	3,458	718,676
	Laboratory Corp. of America Holdings	Health Care Providers & Services	1,638	335,479
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,548	932,568
	Lamb Weston Holdings Inc.	Food Products	2,730	211,247
a	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	6,006	225,345
	Lear Corp.	Auto Components	1,092	130,701
	Leidos Holdings Inc.	Professional Services	2,548	222,874
	Lennar Corp., A	Household Durables	4,550	339,203
	Lennar Corp., B	Household Durables	182	10,831
	Lennox International Inc.	Building Products	546	121,578
a	Liberty Broadband Corp.	Media	2,366	174,611
a	Liberty Broadband Corp., A	Media	364	27,154
a	Liberty Media Corp.-Liberty SiriusXM, C	Media	1,274	48,501
a	Liberty Media Corp.-Liberty SiriusXM, C	Media	2,730	102,948
	Lincoln National Corp.	Insurance	2,730	119,874
a	Live Nation Entertainment Inc.	Entertainment	2,730	207,589
	LKQ Corp.	Distributors	4,550	214,533
	Lockheed Martin Corp.	Aerospace & Defense	4,186	1,617,010
	Loews Corp.	Insurance	3,822	190,488
	Lowe’s Cos Inc.	Specialty Retail	11,466	2,153,429
a,c	Lucid Group Inc.	Automobiles	10,010	139,840
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	2,003	559,959
	Lumen Technologies Inc.	Diversified Telecommunication Services	16,562	120,571
a	Lyft Inc., A	Road & Rail	5,096	67,114
	LyondellBasell Industries NV, A	Chemicals	4,550	342,524
	M&T Bank Corp.	Banks	3,094	545,534
	Marathon Oil Corp.	Oil, Gas & Consumable Fuels	12,740	287,669
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,918	885,825
a	Markel Corp.	Insurance	246	266,718
	MarketAxess Holdings Inc.	Capital Markets	728	161,973
	Marriott International Inc., A	Hotels, Restaurants & Leisure	4,914	688,648
	Marsh & McLennan Cos Inc.	Insurance	8,918	1,331,368
	Martin Marietta Materials Inc.	Construction Materials	1,092	351,722
	Marvell Technology Inc.	Semiconductors & Semiconductor Equipment	15,106	648,198
	Masco Corp.	Building Products	4,368	203,942
	Mastercard Inc., A	IT Services	15,288	4,346,990
a	Match Group Inc.	Interactive Media & Services	4,914	234,644
	McCormick & Co. Inc.	Food Products	4,550	324,279
	McDonald’s Corp.	Hotels, Restaurants & Leisure	13,286	3,065,612
	McKesson Corp.	Health Care Providers & Services	2,548	865,989

franklintempleton.com	Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Medtronic PLC	Health Care Equipment & Supplies	23,842	$1,925,241
	Merck & Co. Inc.	Pharmaceuticals	45,500	3,918,460
a	Meta Platforms Inc., A	Interactive Media & Services	40,950	5,556,096
	MetLife Inc.	Insurance	12,194	741,151
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services	413	447,742
	MGM Resorts International	Hotels, Restaurants & Leisure	6,188	183,907
	Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	9,828	599,803
	Micron Technology Inc.	Semiconductors & Semiconductor Equipment	19,838	993,884
	Microsoft Corp.	Software	133,770	31,155,033
	Mid-America Apartment Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,002	310,450
a	Moderna Inc.	Biotechnology	6,188	731,731
a	Mohawk Industries Inc.	Household Durables	910	82,983
a	Molina Healthcare Inc.	Health Care Providers & Services	1,092	360,185
	Molson Coors Beverage Co., B	Beverages	3,640	174,684
	Mondelez International Inc., A	Food Products	24,570	1,347,173
a	MongoDB Inc.	IT Services	1,274	252,965
	Monolithic Power Systems Inc.	Semiconductors & Semiconductor Equipment	728	264,555
a	Monster Beverage Corp.	Beverages	6,734	585,589
	Moody’s Corp.	Capital Markets	2,912	707,936
	Morgan Stanley	Capital Markets	24,024	1,898,136
	Mosaic Co.	Chemicals	6,370	307,862
	Motorola Solutions Inc.	Communications Equipment	3,094	692,963
	MSCI Inc.	Capital Markets	1,456	614,126
	Nasdaq Inc.	Capital Markets	6,006	340,420
	NetApp Inc.	Technology Hardware, Storage & Peripherals	3,822	236,391
a	Netflix Inc.	Entertainment	8,008	1,885,404
a	Neurocrine Biosciences Inc.	Biotechnology	1,820	193,302
	Newell Brands Inc.	Household Durables	6,370	88,479
	Newmont Corp.	Metals & Mining	14,014	589,008
	News Corp., A	Media	6,734	101,751
	News Corp., B	Media	2,002	30,871
	NextEra Energy Inc.	Electric Utilities	35,308	2,768,500
	Nielsen Holdings PLC	Professional Services	6,916	191,712
	NIKE Inc., B	Textiles, Apparel & Luxury Goods	22,568	1,875,852
	NiSource Inc.	Multi-Utilities	7,280	183,383
	Norfolk Southern Corp.	Road & Rail	4,186	877,595
	Northern Trust Corp.	Capital Markets	3,640	311,438
	Northrop Grumman Corp.	Aerospace & Defense	2,548	1,198,375
	NortonLifeLock Inc.	Software	10,192	205,267
a	Novocure Ltd.	Health Care Equipment & Supplies	1,456	110,627
	NRG Energy Inc.	Electric Utilities	4,368	167,163
	Nucor Corp.	Metals & Mining	4,732	506,277
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	44,954	5,456,966
a	NVR Inc.	Household Durables	55	219,289
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	13,286	816,425
a	Okta Inc.	IT Services	2,730	155,255
a	Olaplex Holdings Inc.	Personal Products	1,092	10,429
	Old Dominion Freight Line Inc.	Road & Rail	1,638	407,485
	Omnicom Group Inc.	Media	3,640	229,648
a	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	7,644	476,451
	ONEOK Inc.	Oil, Gas & Consumable Fuels	7,826	401,004
	Oracle Corp.	Software	27,118	1,656,096
a	O’Reilly Automotive Inc.	Specialty Retail	1,156	813,073
	Otis Worldwide Corp.	Machinery	7,462	476,076
	Owens Corning	Building Products	1,820	143,070
	PACCAR Inc.	Machinery	6,188	517,874
	Packaging Corp. of America	Containers & Packaging	1,638	183,931

16	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Palantir Technologies Inc., A	Software	32,214	$261,900
a	Palo Alto Networks Inc.	Software	5,460	894,293
	Parker-Hannifin Corp.	Machinery	2,366	573,305
	Paychex Inc.	IT Services	5,642	633,089
a	Paycom Software Inc.	Software	910	300,291
a	Paylocity Holding Corp.	Software	728	175,870
a	PayPal Holdings Inc.	IT Services	20,930	1,801,445
	Pentair PLC	Machinery	3,094	125,709
	PepsiCo Inc.	Beverages	24,752	4,041,012
	PerkinElmer Inc.	Life Sciences Tools & Services	2,184	262,801
	Pfizer Inc.	Pharmaceuticals	100,646	4,404,269
a	PG&E Corp.	Electric Utilities	28,938	361,725
	Philip Morris International Inc.	Tobacco	27,846	2,311,496
	Phillips 66	Oil, Gas & Consumable Fuels	8,554	690,479
	Pinnacle West Capital Corp.	Electric Utilities	2,002	129,149
a	Pinterest Inc., A	Interactive Media & Services	10,192	237,474
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	4,368	945,803
a	Playtika Holding Corp.	Entertainment	1,820	17,090
a	Plug Power Inc.	Electrical Equipment	9,282	195,015
	PNC Financial Services Group Inc.	Banks	7,462	1,114,972
	Pool Corp.	Distributors	728	231,657
	PPG Industries Inc.	Chemicals	4,186	463,348
	PPL Corp.	Electric Utilities	13,104	332,186
	Principal Financial Group Inc.	Insurance	4,186	302,020
	Prologis Inc.	Equity Real Estate Investment Trusts (REITs)	13,286	1,349,858
	Prudential Financial Inc.	Insurance	6,552	562,031
a	PTC Inc.	Software	1,820	190,372
	Public Service Enterprise Group Inc.	Multi-Utilities	8,918	501,459
	Public Storage	Equity Real Estate Investment Trusts (REITs)	2,912	852,663
	PulteGroup Inc.	Household Durables	4,368	163,800
a	Qorvo Inc.	Semiconductors & Semiconductor Equipment	1,820	144,526
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	20,202	2,282,422
	Quanta Services Inc.	Construction & Engineering	2,548	324,590
	Quest Diagnostics Inc.	Health Care Providers & Services	2,002	245,625
	Raymond James Financial Inc.	Capital Markets	3,458	341,720
	Raytheon Technologies Corp.	Aerospace & Defense	26,390	2,160,285
	Realty Income Corp.	Equity Real Estate Investment Trusts (REITs)	11,102	646,136
	Regency Centers Corp.	Equity Real Estate Investment Trusts (REITs)	2,730	147,011
a	Regeneron Pharmaceuticals Inc.	Biotechnology	1,923	1,324,697
	Regions Financial Corp.	Banks	16,562	332,399
	Reinsurance Group of America Inc.	Insurance	1,274	160,282
	Republic Services Inc.	Commercial Services & Supplies	3,640	495,186
	ResMed Inc.	Health Care Equipment & Supplies	2,730	595,959
a	RingCentral Inc., A	Software	1,274	50,909
a	Rivian Automotive Inc., A	Automobiles	9,828	323,439
	Rockwell Automation Inc.	Electrical Equipment	2,184	469,800
a	Roku Inc.	Entertainment	2,184	123,178
	Rollins Inc.	Commercial Services & Supplies	4,004	138,859
	Roper Technologies Inc.	Industrial Conglomerates	1,820	654,545
	Ross Stores Inc.	Specialty Retail	6,188	521,463
a	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	3,822	144,854
	Royalty Pharma PLC	Pharmaceuticals	6,370	255,947
	S&P Global Inc.	Capital Markets	6,006	1,833,932
a	Salesforce Inc.	Software	17,836	2,565,530
	SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	2,002	569,869
	Schlumberger NV	Energy Equipment & Services	25,298	908,198
a	Seagen Inc.	Biotechnology	2,366	323,740

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Sealed Air Corp.	Containers & Packaging	2,730	$121,512
	SEI Investments Co.	Capital Markets	1,820	89,271
	Sempra Energy	Multi-Utilities	5,642	845,961
	Sensata Technologies Holding PLC	Electrical Equipment	2,912	108,559
a	ServiceNow Inc.	Software	3,640	1,374,500
	Sherwin-Williams Co.	Chemicals	4,186	857,083
	Signature Bank	Banks	1,092	164,892
	Simon Property Group Inc.	Real Estate Investment Trusts (REITs)	5,824	522,704
c	Sirius XM Holdings Inc.	Media	16,016	91,451
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	2,912	248,306
a	Snap Inc., A	Interactive Media & Services	19,474	191,235
	Snap-on Inc.	Machinery	910	183,229
a	Snowflake Inc., A	IT Services	5,096	866,116
a	SolarEdge Technologies Inc.	Semiconductors & Semiconductor Equipment	910	210,629
	Southern Co.	Electric Utilities	19,292	1,311,856
a	Southwest Airlines Co.	Airlines	10,374	319,934
a	Splunk Inc.	Software	2,912	218,982
	SS&C Technologies Holdings Inc.	IT Services	3,822	182,501
	Stanley Black & Decker Inc.	Machinery	2,730	205,323
	Starbucks Corp.	Hotels, Restaurants & Leisure	20,748	1,748,226
	State Street Corp.	Capital Markets	6,552	398,427
	Steel Dynamics Inc.	Metals & Mining	3,276	232,432
	STERIS PLC	Health Care Equipment & Supplies	1,820	302,630
	Stryker Corp.	Health Care Equipment & Supplies	6,006	1,216,455
	Sun Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,184	295,561
a	SVB Financial Group	Banks	1,092	366,672
	Synchrony Financial	Consumer Finance	8,918	251,398
a	Synopsys Inc.	Software	2,730	834,042
	Sysco Corp.	Food & Staples Retailing	9,100	643,461
	T Rowe Price Group Inc.	Capital Markets	4,004	420,460
a	Take-Two Interactive Software Inc.	Entertainment	2,730	297,570
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	4,550	129,357
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	4,004	241,601
	Target Corp.	Multiline Retail	8,372	1,242,321
a	Teledyne Technologies Inc.	Electronic Equipment, Instruments & Components	910	307,098
	Teleflex Inc.	Health Care Equipment & Supplies	910	183,329
	Teradyne Inc.	Semiconductors & Semiconductor Equipment	2,730	205,160
a	Tesla Inc.	Automobiles	47,792	12,676,828
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	16,380	2,535,296
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	109	193,718
	Textron Inc.	Aerospace & Defense	3,822	222,670
	The Cooper Cos Inc.	Health Care Equipment & Supplies	910	240,149
	The Hershey Co.	Food Products	2,548	561,758
	The Home Depot Inc.	Specialty Retail	18,382	5,072,329
	The J.M. Smucker Co.	Food Products	2,002	275,095
	The Kroger Co.	Food & Staples Retailing	11,830	517,563
	The Procter & Gamble Co.	Household Products	42,952	5,422,690
	The Progressive Corp.	Insurance	10,556	1,226,713
	The TJX Cos Inc.	Specialty Retail	20,930	1,300,172
	The Travelers Companies Inc.	Insurance	4,186	641,295
	Thermo Fisher Scientific Inc.	Life Sciences Tools & Services	7,027	3,564,024
a	T-Mobile US Inc.	Wireless Telecommunication Services	10,738	1,440,717
	Tractor Supply Co.	Specialty Retail	2,002	372,132
a	Trade Desk Inc., A	Software	7,826	467,604
	Trane Technologies PLC	Building Products	4,186	606,175
	TransDigm Group Inc.	Aerospace & Defense	910	477,586
	TransUnion	Professional Services	3,458	205,716

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Trimble Inc.	Electronic Equipment, Instruments & Components	4,368	$237,051
	Truist Financial Corp.	Banks	23,660	1,030,156
a	Twilio Inc., A	IT Services	3,276	226,503
a	Twitter Inc.	Interactive Media & Services	12,012	526,606
a	Tyler Technologies Inc.	Software	728	252,980
	Tyson Foods Inc., A	Food Products	5,096	335,979
a	Uber Technologies Inc.	Road & Rail	35,490	940,485
	UDR Inc.	Equity Real Estate Investment Trusts (REITs)	5,460	227,737
	UGI Corp.	Gas Utilities	3,640	117,681
a	UiPath Inc., A	Software	5,460	68,851
a	Ulta Beauty Inc.	Specialty Retail	910	365,083
	Union Pacific Corp.	Road & Rail	11,284	2,198,349
a	United Airlines Holdings Inc.	Airlines	5,642	183,534
	United Parcel Service Inc., B	Air Freight & Logistics	13,104	2,116,820
a	United Rentals Inc.	Trading Companies & Distributors	1,274	344,133
	UnitedHealth Group Inc.	Health Care Providers & Services	16,744	8,456,390
a	Unity Software Inc.	Software	3,094	98,575
	Universal Health Services Inc., B	Health Care Providers & Services	1,092	96,293
	US BanCorp	Banks	24,024	968,648
	Vail Resorts Inc.	Hotels, Restaurants & Leisure	728	156,986
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,280	777,868
a	Veeva Systems Inc., A	Health Care Technology	2,548	420,114
	Ventas Inc.	Equity Real Estate Investment Trusts (REITs)	6,916	277,816
a	VeriSign Inc.	IT Services	1,638	284,521
	Verisk Analytics Inc.	Professional Services	2,912	496,583
	Verizon Communications Inc.	Diversified Telecommunication Services	75,530	2,867,874
a	Vertex Pharmaceuticals Inc.	Biotechnology	4,550	1,317,407
	VF Corp.	Textiles, Apparel & Luxury Goods	5,642	168,752
	ViacomCBS Inc., B	Media	9,100	173,264
	Viatris Inc.	Pharmaceuticals	21,840	186,077
	VICI Properties Inc.	Equity Real Estate Investment Trusts (REITs)	17,290	516,107
	Visa Inc., A	IT Services	29,302	5,205,500
	Vistra Corp.	Independent Power Producers & Energy Traders	7,462	156,702
	VMware Inc., A	Software	3,640	387,514
	Vornado Realty Trust	Equity Real Estate Investment Trusts (REITs)	2,730	63,227
	Voya Financial Inc.	Diversified Financial Services	1,820	110,110
	Vulcan Materials Co.	Construction Materials	2,366	373,142
	W R Berkley Corp.	Insurance	3,640	235,071
	W.W. Grainger Inc.	Trading Companies & Distributors	728	356,130
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	12,740	400,036
	Walmart Inc.	Food & Staples Retailing	25,480	3,304,756
a	Walt Disney Co.	Media	32,760	3,090,251
a	Warner Bros Discovery Inc.	Entertainment	39,494	454,181
	Waste Management Inc.	Commercial Services & Supplies	6,734	1,078,854
a	Waters Corp.	Life Sciences Tools & Services	1,092	294,327
	Watsco Inc.	Trading Companies & Distributors	546	140,573
	WEC Energy Group Inc.	Multi-Utilities	5,642	504,564
	Wells Fargo & Co.	Banks	68,068	2,737,695
	Welltower Inc.	Equity Real Estate Investment Trusts (REITs)	8,372	538,487
	West Pharmaceutical Services Inc.	Life Sciences Tools & Services	1,274	313,506
a	Western Digital Corp.	Technology Hardware, Storage & Peripherals	5,460	177,723
	Westinghouse Air Brake Technologies Corp.	Machinery	3,276	266,503
	Westlake Corp.	Chemicals	546	47,436
	Westrock Co.	Containers & Packaging	4,914	151,793
	Weyerhaeuser Co.	Equity Real Estate Investment Trusts (REITs)	13,104	374,250
	Whirlpool Corp.	Household Durables	1,092	147,213
	Williams Companies Inc.	Oil, Gas & Consumable Fuels	21,840	625,279

franklintempleton.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Willis Towers Watson PLC	Insurance	2,002	$402,282
a	Workday Inc., A	Software	3,640	554,081
	WP Carey Inc.	Equity Real Estate Investment Trusts (REITs)	3,822	266,776
a	Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	1,820	114,715
	Xcel Energy Inc.	Electric Utilities	9,646	617,344
	Xylem Inc.	Machinery	3,276	286,191
	Yum! Brands Inc.	Hotels, Restaurants & Leisure	5,096	541,909
a	Zebra Technologies Corp., A	Electronic Equipment, Instruments & Components	910	238,429
a	Zillow Group Inc., A	Real Estate Management & Development	1,274	36,475
a	Zillow Group Inc., C	Real Estate Management & Development	2,730	78,105
	Zimmer Biomet Holdings Inc.	Health Care Equipment & Supplies	3,640	380,562
	Zions Bancorp NA	Banks	2,730	138,848
	Zoetis Inc.	Pharmaceuticals	8,372	1,241,484
a	Zoom Video Communications Inc., A	Software	4,004	294,654
a	ZoomInfo Technologies Inc., A	Interactive Media & Services	4,914	204,717
a	Zscaler Inc.	Software	1,456	239,323

				562,101,405

	Total Common Stocks (Cost $624,323,734)			566,763,654

	Preferred Stocks 0.0%†
	Brazil 0.0%†
b,d	Companhia Energetica de Minas Gerais, 12.825%, pfd.	Electric Utilities	1	2

	Russia 0.0%†
b,d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

	Total Preferred Stocks (Cost $6,130)			2

	Total Investments before Short Term Investments (Cost $624,329,864)			566,763,656

	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
e,f	Institutional Fiduciary Trust Portfolio, 2.45%	Money Market Funds	235,865	235,865

	Total Short-Term Investments (Cost $235,865)			235,865

	Total Investments (Cost $624,565,729) 99.9%			566,999,521
	Other Assets, less Liabilities 0.1%			590,152

	Net Assets 100.0%			$567,589,673

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

cA portion or all of the security is on loan at September 30, 2022. See Note 1(d).

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	4	$720,300	12/16/22	$(69,808)

*As of period end.

See Note 8 regarding other derivative information

See Abbreviations on page 32.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2022 (unaudited)

Franklin U.S. Equity Index ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$624,329,864
Cost – Non-controlled affiliates (Note 3c)	235,865
Value – Unaffiliated issuers+	$566,763,656
Value – Non-controlled affiliates (Note 3c)	235,865
Cash	589,895
Foreign currency, at value (cost $862)	842
Receivables:
Capital shares sold	183,998,633
Dividends	309,364
Deposits with brokers for:
Futures contracts	40,000

Total assets	751,938,255

Liabilities:
Payables:
Investment securities purchased	184,091,988
Management fees	10,217
Variation margin on futures contracts	10,512
Payable upon return of securities loaned	235,865

Total liabilities	184,348,582

Net assets, at value	$567,589,673

Net assets consist of:
Paid-in capital	$623,666,182
Total distributable earnings (loss)	(56,076,509)

Net assets, at value	$567,589,673

Shares outstanding	18,200,000

Net asset value per share	$31.19

+Includes securities loaned	$230,950

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2022 (unaudited)

Franklin U.S. Equity Index ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$946,669
Interest:
Unaffiliated issuers	739
Interest from securities loaned (Note 1c):
Unaffiliated issuers (net of fees and rebates)	1,278

Total investment income	948,686

Expenses:
Management fees (Note 3a)	30,320
Other	55

Total expenses	30,375
Expenses waived/paid by affiliates (Note 3c)	(6)

Net expenses	30,369

Net investment income	918,317

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(463,612)
In-kind redemptions	1,657,890
Foreign currency transactions	(5,275)
Futures contracts	(194,605)

Net realized gain (loss)	994,398

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(60,555,354)
Translation of other assets and liabilities denominated in foreign currencies	(801)
Futures contracts	(70,222)
Change in deferred taxes on unrealized appreciation	3,475

Net change in unrealized appreciation (depreciation)	(60,622,902)

Net realized and unrealized gain (loss)	(59,628,504)

Net increase (decrease) in net assets resulting from operations	$(58,710,187)

[a]Foreign taxes withheld on dividends	$13,332

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin U.S. Equity Index ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$918,317	$421,555
Net realized gain (loss)	994,398	732,588
Net change in unrealized appreciation (depreciation)	(60,622,902)	201,548

Net increase (decrease) in net assets resulting from operations	(58,710,187)	1,355,691

Distributions to shareholders (Note 1e)	(393,381)	(401,042)

Capital share transactions: (Note 2)	610,679,206	—

Net increase (decrease) in net assets	551,575,638	954,649
Net assets:
Beginning of period	16,014,035	15,059,386

End of period	$567,589,673	$16,014,035

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

Effective August 1, 2022 the Franklin LibertyQ Global Equity ETF changed its name to Franklin U.S. Equity Index ETF.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2022.

franklintempleton.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Derivative Financial Instruments

Certain or all Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

c. Securities Lending

The Fund participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2022, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

1. Organization and Significant Accounting Policies (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	18,000,000	$617,785,946	—	$—
Shares redeemed	(200,000)	(7,106,740)	—	—

Net increase (decrease)	17,800,000	$610,679,206	—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. For the period April 1, 2022 through July 31, 2022 the annualized fee rate was 0.35% and for the period August 1, 2022 through September 30, 2022 the annualized fee rate was 0.03%. For the period ended September 30, 2022, the Fund’s annualized effective investment management fee rate based on average daily net assets was 0.06%.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.45%	$—	$377,854	$(141,989)	$—	$—	$235,865	235,865	$—

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2022, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$44,445

Total capital loss carryforwards	$44,445

At September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$624,565,729

Unrealized appreciation	$532,954
Unrealized depreciation	(58,099,163)

Net unrealized appreciation (depreciation) .	$(57,566,209)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2022, $17,858,516 and $14,384,253, respectively.

In-kind transactions associated with creation and redemptions for the period ended September 30, 2022, $611,027,254 and $7,052,309, respectively.

At September 30, 2022, in connection with securities lending transactions, Fund loaned investments and received cash collateral for Equity Investments are $235,865.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2022, the Fund’s investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Index contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$69,808	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2022, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(194,605)	Futures contracts	$(70,222)

For the period ended September 30, 2022, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts represented $515,730.

See Note 1(b) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

9. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin U.S. Equity Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$566,763,656	$—	$—	[c]	$566,763,656
Short-Term Investments	235,865	—	—		235,865

Total Investments in Securities	$566,999,521	$—	$—		$566,999,521

Liabilities:
Other Financial Instruments:
Futures Contracts	$69,808	$—	$—		$69,808

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2022.

10. Subsequent Events

The Fund have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
GDR	Global Depositary Receipt
SBA	Small Business Administration

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF (formerly Franklin LibertyQ Global Equity ETF)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of Fund, as well as Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds, and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund’s by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

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SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund’s and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2022. The Board considered the performance returns for the Fund in comparison to the performance returns of registered fund deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered fund included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of Fund’s performance results is below.

Franklin U.S. Equity Index ETF (The information and data included below for the Fund is with respect to the Fund’s name, investment goal and strategies prior to the August 1, 2022 Fund Repositioning – The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap core funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one- and five-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2022, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board further considered and approved implementing the Fund Repositioning for the Fund, noting management’s representation that the Fund would be repositioned as a low-cost, market capitalization-weighted, index-based ETF investing in large- and mid-capitalization US stocks. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin U.S. Equity Index ETF – The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, one other global multi-cap core fund, and two global multi-cap value funds. The Board noted that the Management Rate for the Fund was equal the median of its Expense Group, and that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board also noted the small size of the Fund’s Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board further considered and approved management’s proposed reduction in the Fund’s Management Rate from 0.35% to 0.03% in connection with the Fund Repositioning. The Board concluded that the Management Rate charged to the Fund is reasonable.

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SHAREHOLDER INFORMATION

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2021, each Fund (except for the Franklin U.S. Large Cap Multifactor Index ETF) had net assets below $58 million. The Board also noted management’s representation that, while the Franklin U.S. Large Cap Multifactor Index ETF had net assets of approximately $1 billion as of December 31, 2021, none of the Funds experienced a profit for the fiscal year ended September 30, 2021. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – Non-In-Kind ETFs

The Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of Fund’s liquidity risk; (2) classification of Fund’s portfolio holdings into one of four liquidity categories

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SHAREHOLDER INFORMATION

(Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Fund’s that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Fund’s interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

36	Semiannual Report	franklintempleton.com

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Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2022 Franklin Templeton Investments. All rights reserved.		USPX S 11/22

b.)   Not Applicable.

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.   Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.	N/A

Item 5.	Audit Committee of Listed Registrants.	N/A

Item 6.	Schedule of Investments.	N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.   Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13.    Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a) (2) (1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a) (2) (2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle

Chief Executive Officer - Finance and Administration
Date November 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle

Chief Executive Officer - Finance and Administration
Date	November 29, 2022

By	/S/ VIVEK PAI
Vivek Pai

Chief Financial Officer and Chief Accounting Officer
Date	November 29, 2022